UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3618

Metropolitan Series Fund, Inc.

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

MICHAEL P. LAWLOR, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Copy to:

JOHN M. LODER, ESQ.

Ropes & Gray

One International Place

Boston, Massachusetts 02110

Registrant’s telephone number, including area code: 617-578-4036

Date of fiscal year end: December 31

Date of reporting period: January 1, 2010 to March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Metropolitan Series Fund, Inc. Schedule of Investments	March 31, 2010

Metropolitan Series Fund, Inc.

Schedule of Investments as of March 31, 2010

Artio International Stock Portfolio	MSF-1
Barclays Capital Aggregate Bond Index Portfolio	MSF-8
BlackRock Aggressive Growth Portfolio	MSF-18
BlackRock Bond Income Portfolio	MSF-21
BlackRock Diversified Portfolio	MSF-29
BlackRock Large Cap Value Portfolio	MSF-40
BlackRock Legacy Large Cap Growth Portfolio	MSF-44
BlackRock Money Market Portfolio	MSF-47
Davis Venture Value Portfolio	MSF-50
FI Mid Cap Opportunities Portfolio	MSF-55
FI Value Leaders Portfolio	MSF-58
Jennison Growth Portfolio	MSF-61
Loomis Sayles Small Cap Core Portfolio	MSF-64
Loomis Sayles Small Cap Growth Portfolio	MSF-69
Met/Artisan Mid Cap Value Portfolio	MSF-72
Met/Dimensional International Small Company Portfolio	MSF-75
MetLife Aggressive Allocation Portfolio	MSF-106
MetLife Conservative Allocation Portfolio	MSF-108
MetLife Conservative To Moderate Allocation Portfolio	MSF-110
MetLife Mid Cap Stock Index Portfolio	MSF-112
MetLife Moderate Allocation Portfolio	MSF-119
MetLife Moderate to Aggressive Allocation Portfolio	MSF-121
MetLife Stock Index Portfolio	MSF-123
MFS Total Return Portfolio	MSF-131
MFS Value Portfolio	MSF-142
Morgan Stanley EAFE Index Portfolio	MSF-145
Neuberger Berman Genesis Portfolio	MSF-155
Neuberger Berman Mid Cap Value Portfolio	MSF-159
Oppenheimer Global Equity Portfolio	MSF-162
Russell 2000 Index Portfolio	MSF-165
T. Rowe Price Large Cap Growth Portfolio	MSF-183
T. Rowe Price Small Cap Growth Portfolio	MSF-187
Van Eck Global Natural Resources Portfolio	MSF-193
Western Asset Management Strategic Bond Opportunities Portfolio	MSF-196
Western Asset Management U.S. Government Portfolio	MSF-209
Zenith Equity Portfolio	MSF-214
Notes to Schedule of Investments	MSF-216

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Morgan Stanley sponsors the MSCI EAFE® Index, Barclays Capital sponsors the Barclays Capital U.S. Aggregate Bond Index, Standard & Poor’s sponsors the S&P 500® Index and the S&P 400 MidCap Index, and Frank Russell Company sponsors the Russell 2000® Index (together referred to as the “index sponsors”). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the Metropolitan Series Fund, Inc’s (the “Fund’s”) Portfolios (the “Portfolios”) or make any representation regarding the advisability of investing in the Portfolios. The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Metropolitan Series Fund, Inc. Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with Metropolitan Life Insurance Company and the Fund.

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—91.3% of Net Assets

Security Description	Shares	Value

Australia—5.5%
AMP, Ltd.	185,863	$1,065,176
Asciano Group	990,283	1,716,582
Australia & New Zealand Banking Group, Ltd.	220,091	5,104,838
BHP Billiton, Ltd. (a)	305,364	12,239,234
BlueScope Steel, Ltd.	373,081	992,179
Commonwealth Bank of Australia	110,448	5,689,272
Insurance Australia Group, Ltd.	175,712	623,788
Lihir Gold, Ltd.	201,485	566,018
Macquarie Atlas Roads Group (b)	51,747	44,590
Macquarie Infrastructure Group (a)	57,930	59,377
MAp Group	1,512,108	4,274,049
National Australia Bank, Ltd.	135,729	3,417,264
Newcrest Mining, Ltd.	126,083	3,795,034
Rio Tinto, Ltd. (a)	208,515	14,929,902
Suncorp-Metway, Ltd.	88,104	688,451
Wesfarmers, Ltd.	110,520	3,214,969
Westpac Banking Corp.	187,763	4,782,448

		63,203,171

Austria—1.4%
Erste Bank der oesterreichischen Sparkassen AG	227,869	9,577,880
OMV AG	150,604	5,663,175
Voestalpine AG	25,615	1,039,430

		16,280,485

Belgium—0.4%
Fortis	303,904	1,082,338
KBC Groep NV	78,789	3,816,969

		4,899,307

Bermuda—0.1%
China Yurun Food Group, Ltd. (HKD) (a)	208,000	631,146
GOME Electrical Appliances Holdings, Ltd. (HKD)	3,066,879	1,027,953

		1,659,099

Brazil—0.6%
All-America Latina Logistica S.A.	24,807	226,904
Amil Participacoes S.A. (b)	58,657	455,879
BRF-Brasil Foods S.A.	44,419	1,193,945
Centrais Eletricas Brasileiras S.A.	69,958	1,028,535
Vale S.A. (ADR)	119,358	3,842,134

		6,747,397

Canada—5.7%
Agnico-Eagle Mines, Ltd. (a)	8,838	493,741
Agrium, Inc.	24,777	1,752,064
Bank of Montreal	58,181	3,531,589
Bank of Nova Scotia	72,744	3,644,183
Barrick Gold Corp.	289,275	11,099,342
Bombardier, Inc. (a)	284,385	1,744,419
Canadian Imperial Bank of Commerce (a)	37,718	2,755,551
Canadian Oil Sands Trust	17,926	537,436
Canadian Pacific Railway, Ltd.	38,197	2,152,707
Cenovus Energy, Inc.	51,386	1,342,264
Goldcorp, Inc.	73,217	2,735,770

Security Description	Shares	Value

Canada—(Continued)
IAMGOLD Corp.	40,028	$532,051
IGM Financial, Inc. (a)	8,529	374,532
Ivanhoe Mines, Ltd. (b)	114,472	2,000,569
Kinross Gold Corp.	53,624	917,096
Manulife Financial Corp.	109,626	2,163,053
National Bank of Canada	11,922	725,896
Potash Corp. of Saskatchewan, Inc.	40,020	4,778,837
Royal Bank of Canada	95,464	5,586,945
Silver Wheaton Corp. (b)	72,446	1,137,709
Suncor Energy, Inc.	176,430	5,737,688
SunLife Financial, Inc.	17,211	553,619
Talisman Energy, Inc.	323,442	5,531,618
The Toronto-Dominion Bank	52,872	3,940,738

		65,769,417

Cayman Islands—0.4%
China Mengniu Dairy Co., Ltd. (HKD)	671,000	2,085,904
Hengan International Group Co., Ltd. (HKD)	257,000	1,912,158
Mindray Medical International, Ltd. (ADR)	7,252	264,118
Want Want China Holdings, Ltd. (HKD) (a)	521,050	368,165

		4,630,345

China—0.3%
Beijing Capital International Airport Co., Ltd.	726,642	431,576
China Shenhua Energy Co., Ltd.	454,500	1,949,534
Shandong Weigao Group Medical Polymer Co., Ltd.	58,000	241,789
Sinopharm Group Co. (b)	65,200	292,440

		2,915,339

Czech Republic—1.2%
Komercni Banka AS (GDR)	34,451	2,456,357
Komercni Banka AS (U.S. OTC-Traded) (GDR)	162,464	11,583,683

		14,040,040

Denmark—0.8%
AP Moller-Maersk A/S (Series B)	225	1,714,349
DSV A/S (a)	33,792	605,361
Novo Nordisk A/S (a)	91,147	7,079,694

		9,399,404

Finland—0.4%
Fortum Oyj (a)	70,628	1,731,025
Kesko Oyj (a)	45,341	1,788,187
Stora Enso Oyj	80,964	618,492
UPM-Kymmene Oyj	47,515	632,126

		4,769,830

France—7.1%
Aeroports de Paris	21,110	1,739,179
AXA S.A.	235,501	5,239,782
BNP Paribas (a)	191,835	14,736,921
Carrefour S.A.	54,692	2,642,322
CFAO S.A.	22,286	830,580
EDF S.A.	29,149	1,594,005
Eutelsat Communications	21,421	761,974
France Telecom S.A. (a)	132,455	3,176,538

MSF-1

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

France—(Continued)
Groupe Danone	168,986	$10,201,209
Lafarge S.A. (a)	16,248	1,142,920
lliad S.A. (a)	27,534	2,840,912
LVMH Moet Hennessy Louis Vuitton S.A. (a)	52,161	6,096,230
Pinault-Printemps-Redoute S.A. (a)	30,904	4,115,057
Publicis Groupe (a)	34,803	1,492,266
Renault S.A. (a)	29,061	1,366,461
Sanofi-Aventis S.A. (a)	103,065	7,705,283
Schneider Electric S.A. (a)	21,552	2,527,675
Société Générale	1	63
Suez Environnement S.A. (a)	23,872	549,430
Total S.A.	87,593	5,093,991
Vallourec S.A. (a)	5,897	1,192,329
Veolia Environnement (a)	62,202	2,165,618
Vinci S.A. (a)	83,068	4,906,891

		82,117,636

Germany—6.2%
Adidas AG	33,642	1,798,832
Allianz SE (a)	47,251	5,935,109
Bayer AG (a)	75,603	5,122,028
Bilfinger Berger AG (a)	8,523	568,452
Brenntag AG (b)	5,920	440,374
Daimler AG	113,756	5,364,371
Deutsche Boerse AG (a)	46,839	3,477,651
Deutsche Telekom AG	210,348	2,856,026
E.ON AG (a)	149,753	5,538,025
Fraport AG Frankfurt Airport Services (a)	251,736	13,254,534
Fresenius SE	40,140	2,993,246
HeidelbergCement AG (a)	50,453	2,819,731
Henkel AG & Co. KGaA	5,772	267,681
Hochtief AG (a)	6,727	565,279
MAN AG (a)	39,615	3,321,682
Metro AG (a)	10,328	613,555
RWE AG (a)	45,337	4,024,066
Salzgitter AG	12,241	1,135,613
SAP AG (a)	53,830	2,611,606
Siemens AG	86,885	8,716,661

		71,424,522

Greece—0.2%
Coca-Cola Hellenic Bottling Co. S.A.	63,053	1,692,714

Hong Kong—0.8%
China Merchants Holdings International Co., Ltd. (a)	1,014,468	3,700,774
China Resources Enterprise, Ltd.	1,080,000	3,982,514
Lenovo Group, Ltd. (a)	2,830,000	1,944,208

		9,627,496

Hungary—0.7%
OTP Bank Nyrt	244,033	8,549,575

India—2.9%
ACC, Ltd.	44,756	941,736
Ambuja Cements, Ltd.	194,853	519,304
Axis Bank, Ltd.	52,483	1,367,246
Bharat Heavy Electricals, Ltd.	21,122	1,119,552

Security Description	Shares	Value

India—(Continued)
Bharti Airtel, Ltd.	122,334	$855,087
Dr. Reddy’s Laboratories, Ltd.	14,510	412,087
ICICI Bank, Ltd.	187,991	4,001,073
ICICI Bank, Ltd. (ADR)	29,754	1,270,496
Infosys Technologies, Ltd. (ADR)	24,327	1,431,644
ITC, Ltd.	114,861	674,608

Jaiprakash Associates, Ltd.	173,196	576,814
Larsen & Toubro, Ltd.	110,437	4,014,529
Mahindra & Mahindra, Ltd.	70,140	856,906
State Bank of India, Ltd.	105,074	4,858,505
Sterlite Industries India, Ltd. (ADR) (b)	41,363	769,766
Tata Motors, Ltd.	209,576	3,521,977
Tata Steel, Ltd.	434,928	6,126,776
Ultratech Cement, Ltd.	19,155	492,516

		33,810,622

Indonesia—0.2%
Bank Central Asia Tbk PT	660,000	398,313
Telekomunikasi Indonesia Tbk PT	2,448,401	2,178,529

		2,576,842

Ireland—0.4%
CHR plc	133,967	3,353,455
Dragon Oil plc (a) (b)	230,989	1,696,635

		5,050,090

Israel—0.5%
Teva Pharmaceutical Industries, Ltd. (ADR)	97,547	6,153,265

Italy—2.2%
Buzzi Unicem S.p.A. (a)	36,517	461,125
Eni S.p.A.	269,993	6,349,245
Intesa Sanpaolo S.p.A.	274,625	1,023,297
Mediobanca S.p.A.	233,876	2,514,770
Prysmian S.p.A.	64,963	1,276,554
Snam Rete Gas S.p.A. (a)	300,437	1,523,847
Telecom Italia S.p.A.	3,153,324	4,551,659
UniCredit S.p.A. (a)	2,811,083	8,308,479

		26,008,976

Japan—10.4%
Aisin Seiki Co., Ltd.	27,301	818,891
Asahi Breweries, Ltd. (a)	61,600	1,153,015
Asahi Glass Co., Ltd. (a)	114,000	1,280,036
Canon, Inc.	98,967	4,579,560
Central Japan Railway Co.	115	876,824
Credit Saison Co., Ltd.	13,400	208,167
Daikin Industries, Ltd.	12,108	496,185
Daiwa Securities Group, Inc.	181,100	954,423
Denso Corp.	81,190	2,422,101
East Japan Railway Co.	43,300	3,012,651
Eisai Co., Ltd. (a)	16,480	587,719
Fanuc, Ltd.	40,663	4,321,083
Fukuoka Financial Group, Inc. (a)	201,000	851,164
Honda Motor Co., Ltd. (a)	265,383	9,384,935
Itochu Corp.	308,957	2,710,875
JFE Holdings, Inc. (a)	47,900	1,922,664
Kirin Holdings Co., Ltd.	117,600	1,731,080

MSF-2

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Komatsu, Ltd.	78,025	$1,638,384
Kubota Corp. (a)	93,731	855,414
Kyocera Corp. (a)	6,943	678,445
Makita Corp.	23,900	784,062
Matsushita Electric Industrial Co., Ltd.	238,960	3,669,626
Mazda Motor Corp. (a)	205,000	577,645
Mitsubishi Corp.	217,119	5,699,372
Mitsubishi Electric Corp.	141,607	1,302,952
Mitsubishi Heavy Industries, Ltd. (a)	113,000	466,084
Mitsubishi UFJ Financial Group, Inc. (a)	1,108,500	5,790,075
Mitsubishi UFJ Lease & Finance Co., Ltd. (a)	6,330	230,530
Mitsui & Co., Ltd.	312,162	5,246,263
NGK Insulators, Ltd. (a)	67,000	1,368,764
Nidec Corp.	63,100	6,773,604
Nintendo Co., Ltd. (a)	21,002	7,019,929
Nippon Steel Corp. (a)	296,000	1,163,686
Nippon Telephone & Telegraph Corp.	24,000	1,011,621
Nissan Motor Co., Ltd.	262,600	2,253,578
Nomura Holdings, Inc.	351,800	2,582,847
NSK, Ltd. (a)	60,000	474,432
NTT DoCoMo, Inc. (a)	975	1,484,217
ORIX Corp. (a)	14,560	1,289,633
Resona Holdings, Inc. (a)	63,500	800,828
Ricoh Co., Ltd. (a)	63,762	992,433
Shin-Etsu Chemical Co., Ltd.	12,582	731,859
Shiseido Co., Ltd. (a)	29,000	630,528
SMC Corp. (a)	2,600	353,406
Sony Corp.	123,013	4,717,059
Stanley Electric Co., Ltd.	21,300	413,625
Sumitomo Metal Industries, Ltd. (a)	172,000	521,458
Sumitomo Mitsui Financial Group, Inc.	124,500	4,099,514
Sumitomo Realty & Development Co., Ltd. (a)	64,500	1,229,254
Suzuki Motor Corp. (a)	166,495	3,668,409
Takeda Pharmaceutical Co., Ltd.	16,575	730,024
The Bank of Yokohama, Ltd.	199,600	975,830
The Chiba Bank, Ltd. (a)	99,300	592,787
The Shizuoka Bank, Ltd. (a)	63,000	549,885
The Sumitomo Trust & Banking Co., Ltd.	312,800	1,829,950
Tokio Marine Holdings, Inc.	24,200	682,366
Toshiba Corp. (a)	320,000	1,655,776
Toyota Motor Corp.	108,870	4,381,608
Unicharm Corp. (a)	17,670	1,708,682

		120,937,817

Luxembourg—0.5%
Evraz Group S.A. (GDR)	114,149	4,524,178
SES S.A.	33,899	856,115

		5,380,293

Malaysia—0.0%
Axiata Group Bhd (b)	250,300	294,961

Mexico—1.8%
América Movil S.A.B. de C.V. (ADR)	143,251	7,211,255
Cemex S.A.B. de C.V.	925,992	955,042
Cemex S.A.B. de C.V. (ADR)	299,708	3,060,019
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	124,500	5,917,485

Security Description	Shares	Value

Mexico—(Continued)
Grupo Financiero Banorte S.A.B. de C.V.	414,819	$1,848,884
Grupo Televisa S.A. (ADR)	102,935	2,163,694

		21,156,379

Netherlands—4.4%
ASML Holding NV	66,815	2,381,906
European Aeronautic Defense & Space Co. NV (a)	36,931	742,595
Heineken NV	113,422	5,830,949
ING Groep NV	822,626	8,213,482
Koninklijke KPN NV	399,390	6,341,209
Koninklijke Philips Electronics NV (a)	125,767	4,043,268
Randstad Holding NV	46,846	2,232,108
TNT NV	189,056	5,433,644
Unilever NV (a)	362,963	11,005,387
X5 Retail Group NV (GDR) (b)	140,200	4,880,873

		51,105,421

Norway—1.1%
DnB NOR ASA (a)	117,084	1,334,717
Marine Harvest ASA (a) (b)	1,208,696	1,073,116
StatoilHydro ASA (a)	330,744	7,692,335
Storebrand ASA	123,719	981,182
Telenor ASA (a)	124,867	1,693,557

		12,774,907

Poland—1.3%
Bank Pekao S.A.	123,989	7,207,825
Bank Zachodni WBK S.A.	9,318	671,834
Powszechna Kasa Oszczednosci Bank Polski S.A.	547,634	7,661,589

		15,541,248

Portugal—0.1%
Galp Energia, SGPS, S.A.	88,821	1,545,326

Russia—3.5%
Gazpromneft JSC (ADR) (b)	16,750	439,881
Magnit OAO (GDR)	250,050	4,632,403
Mechel (ADR)	60,003	1,705,285
MMC Norilsk Nickel (ADR)	449,852	8,281,775
Mobile Telesystems OJSC (ADR) (b)	10,421	578,366
NovaTek OAO (GDR)	55,551	4,050,094
Novolipetsk Steel OJSC (GDR)	19,750	682,532
Novorossiysk Commercial Sea Port (GDR)	45,750	627,004
Rosneft Oil Co. (GDR)	1,218,789	9,685,447
Severstal (GDR)	133,419	1,947,387
Uralkali (GDR)	95,828	2,015,883
VTB Bank OJSC (GDR)	1,115,665	6,175,443

		40,821,500

South Africa—1.1%
AngloGold Ashanti, Ltd.	12,285	463,684
Aspen Pharmacare Holdings, Ltd.	291,428	3,160,907
Impala Platinum Holdings, Ltd.	81,191	2,367,258
Massmart Holdings, Ltd.	80,069	1,185,242
Shoprite Holdings, Ltd.	280,817	2,783,401

MSF-3

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

South Africa—(Continued)
Standard Bank Group, Ltd.	186,169	$2,910,805

		12,871,297

South Korea—2.2%
Hyundai Motor Co.	52,977	5,403,413
KB Financial Group, Inc. (b)	24,888	1,199,766
POSCO	11,899	5,565,527
Samsung Electronics Co., Ltd.	18,802	13,599,054

		25,767,760

Spain—0.5%
Cintra Concesiones de Infraestructuras de Transporte S.A. (a)	124,037	1,209,603
Inditex S.A.	35,764	2,357,955
Repsol YPF S.A.	64,214	1,523,039
Telefonica S.A.	5,496	130,237

		5,220,834

Sweden—1.1%
Atlas Copco AB (Series A) (a)	73,179	1,138,919
Hennes & Mauritz AB (Series B)	52,159	3,382,113
Sandvik AB (a)	215,620	2,704,297
Svenska Cellulosa AB (a)	106,569	1,507,047
Swedish Match AB (a)	22,540	539,281
TeliaSonera AB (a)	96,233	685,055
Volvo AB (Series B) (a)	223,167	2,245,452

		12,202,164

Switzerland—7.5%
ABB, Ltd.	148,147	3,238,587
Cie Financiere Richemont S.A.	42,166	1,636,920
Credit Suisse Group AG	137,815	7,096,042
Flughafen Zuerich AG	5,982	2,130,653
Holcim, Ltd.	41,373	3,083,466
Nestle S.A.	343,749	17,611,687
Nobel Biocare Holding AG (a)	42,765	1,144,201
Novartis AG	377,005	20,404,641
Roche Holding AG	82,263	13,368,474
Swatch Group AG (Class B)	9,087	2,905,112
Swiss Reinsurance	44,388	2,186,010
Swisscom AG	4,417	1,615,016
Syngenta AG	14,925	4,154,389
UBS AG	234,674	3,815,371
Zurich Financial Services AG	10,453	2,686,304

		87,076,873

Taiwan—3.2%
Acer, Inc.	1,896,000	5,595,240
Asustek Computer, Inc.	2,841,000	4,942,716
Chunghwa Telecom Co., Ltd. (ADR)	1	19
Compal Electronics, Inc.	1,932,000	2,526,062
Delta Electronics, Inc.	292,000	923,559
Hon Hai Precision Industry Co., Ltd.	2,116,000	9,153,812
HTC Corp.	299,000	3,490,463
MediaTek, Inc.	335,000	5,807,953
Taiwan Semiconductor Manufacturing Co., Ltd.	2,364,000	4,562,180

		37,002,004

Security Description	Shares	Value

Ukraine—0.0%
UkrTelecom (GDR)	32,890	$144,572

United Kingdom—14.6%
Anglo American plc	116,311	5,083,304
ARM Holdings plc	350,825	1,260,352
Barclays plc	2,301,409	12,537,386
BG Group plc	192,401	3,325,387
BHP Billiton plc	228,473	7,831,998
Cairn Energy plc (b)	199,867	1,263,588
Carnival plc (b)	22,462	921,385
Compass Group plc	147,673	1,180,116
Diageo plc	245,496	4,129,949
GlaxoSmithKline plc	933,905	17,930,425
HSBC Holdings plc	111,650	1,132,500
Imperial Tobacco Group plc	298,671	9,132,848
Legal & General Group plc	975,016	1,301,413
Lloyds Banking Group plc	12,142,645	11,581,595
Lonmin plc	37,808	1,171,233
Petropavlovsk plc	67,477	1,220,756
Prudential plc	100,014	830,368
Reckitt Benckiser Group plc	267,579	14,731,717
Rio Tinto plc	247,960	14,693,281
Rolls-Royce Group plc	192,448	1,741,063
Royal Bank of Scotland Group plc (b)	2,771,983	1,845,156
Royal Dutch Shell plc (Class A)	372,160	10,802,406
Royal Dutch Shell plc (Dutch-Listed Shares) (EUR)	383,927	11,119,973
Shire plc	53,955	1,191,600
Smith & Nephew plc	43,356	432,907
Tesco plc	858,835	5,681,257
Vodafone Group plc	4,340,388	10,047,796
Whitbread plc	26,983	603,008
WM Morrison Supermarkets plc	573,282	2,555,654
WPP plc	452,831	4,691,279
Xstrata plc	395,434	7,514,007

		169,485,707

Total Common Stock (Identified Cost $947,765,058)		1,060,654,635

Mutual Funds—1.4%

Russia—0.2%
Market Vectors Russia ETF (USD)	69,216	2,377,569

United States—1.2%
Market Vectors Gold Miners ETF	300,234	13,333,392

Total Mutual Funds (Identified Cost $15,960,767)		15,710,961

Preferred Stock—1.0%

Brazil—0.5%
Centrais Eletricas Brasileiras S.A.	43,633	780,083
Cia Brasileira de Distribuicao Grupo Pao de Acucar	23,671	787,284
Petroleo Brasileiro S.A.	201,027	3,992,226

		5,559,593

MSF-4

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Preferred Stock—(Continued)

Security Description	Shares	Value

Germany—0.5%
Henkel AG & Co. KGaA (a)	45,565	$2,456,951
Porsche Automobil Holding SE	20,258	1,238,439
Volkswagen AG (a)	25,447	2,338,156

		6,033,546

Total Preferred Stock (Identified Cost $11,026,694)		11,593,139

Rights—0.0%

Germany—0.0%
Volkswagen AG (a) (b)	25,447	16,864

Total Rights (Identified Cost $0)		16,864

Short Term Investments—13.7%
Security Description	Shares/Par Amount	Value

United States—13.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/10 at 0.000% to be repurchased at $70,070,000 on 04/01/10, collateralized by $68,030,000 Federal Home Loan Mortgage Corp. due 09/14/17 with a value of $69,815,788; and by $1,655,000 Federal National Mortgage Association due 12/17/18 with a value of $1,659,138.	$70,070,000	70,070,000
State Street Navigator Securities Lending Prime Portfolio (c)	88,753,440	88,753,440

Total Short Term Investments (Identified Cost $158,823,440)		158,823,440

Total Investments—107.4% (Identified Cost $1,133,575,959) (d)		1,246,799,039
Liabilities in excess of other assets		(85,726,134)

Net Assets—100.0%		$1,161,072,905

(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $89,804,946 and the collateral received consisted of cash in the amount of $88,753,440 and non-cash collateral with a value of $5,473,323. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $1,133,655,226 and the composition of unrealized appreciation and depreciation of investment securities was $144,424,626 and $(31,280,813), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depository Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(EUR)—	Euro
(HKD)—	Hong Kong Dollar
(USD)—	United States Dollar

Ten Largest Industries as of March 31, 2010	Percentage of Net Assets
Commercial Banks	15.8%
Metals & Mining	11.3%
Oil, Gas & Consumable Fuels	7.8%
Pharmaceuticals	6.4%
Food Products	4.0%
Automobiles	3.2%
Semiconductors & Semiconductor Equipment	3.2%
Food & Staples Retailing	2.6%
Transportation Infrastructure	2.6%
Diversified Telecommunication Services	2.3%

Forward Contracts
Forward Currency Contracts	Counterparty	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of 3/31/2010	Unrealized Appreciation/ Depreciation
Canadian Dollar (bought)	Deutsche Bank	6/16/2010	16,035,386	$15,628,909	$15,786,850	$157,941
Czech Koruna (sold)	Credit Suisse	6/16/2010	161,934,955	8,638,374	8,604,476	33,898
Czech Koruna (sold)	Credit Suisse	6/16/2010	28,908,699	1,554,549	1,536,075	18,474
Euro (sold)	Credit Suisse	6/16/2010	79,564,577	108,502,214	107,615,248	886,966
Japanese Yen (bought)	Credit Suisse	6/16/2010	1,823,661,193	20,217,973	19,532,939	(685,034)

Net Unrealized Appreciation						$412,245

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2010	Unrealized Appreciation
DJ Euro Stoxx 50 Index Futures	6/18/2010	432	$16,467,588	$16,657,812	$190,224

MSF-5

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$63,203,171	$—	$63,203,171
Austria	—	16,280,485	—	16,280,485
Belgium	—	4,899,307	—	4,899,307
Bermuda	—	1,659,099	—	1,659,099
Brazil	3,842,134	2,905,263	—	6,747,397
Canada	—	65,769,417	—	65,769,417
Cayman Islands	264,118	4,366,227	—	4,630,345
China	—	2,915,339	—	2,915,339
Czech Republic	14,040,040	—	—	14,040,040
Denmark	—	9,399,404	—	9,399,404
Finland	—	4,769,830	—	4,769,830
France	—	82,117,636	—	82,117,636
Germany	—	71,424,522	—	71,424,522
Greece	—	1,692,714	—	1,692,714
Hong Kong	—	9,627,496	—	9,627,496
Hungary	—	8,549,575	—	8,549,575
India	3,471,906	30,338,716	—	33,810,622
Indonesia	—	2,576,842	—	2,576,842
Ireland	—	5,050,090	—	5,050,090
Israel	6,153,265	—	—	6,153,265
Italy	—	26,008,976	—	26,008,976
Japan	—	120,937,817	—	120,937,817
Luxembourg	4,524,178	856,115	—	5,380,293
Malaysia	—	294,961	—	294,961
Mexico	18,352,453	2,803,926	—	21,156,379
Netherlands	4,880,873	46,224,548	—	51,105,421
Norway	—	12,774,907	—	12,774,907
Poland	—	15,541,248	—	15,541,248
Portugal	—	1,545,326	—	1,545,326
Russia	40,821,500	—	—	40,821,500
South Africa	—	12,871,297	—	12,871,297
South Korea	—	25,767,760	—	25,767,760
Spain	—	5,220,834	—	5,220,834
Sweden	—	12,202,164	—	12,202,164
Switzerland	—	87,076,873	—	87,076,873
Taiwan	19	37,001,985	—	37,002,004
Ukraine	—	144,572	—	144,572
United Kingdom	—	169,485,707	—	169,485,707

Total Common Stock	96,350,486	964,304,149	—	1,060,654,635

Total Mutual Funds*	15,710,961	—	—	15,710,961

Total Preferred Stock*	—	11,593,139	—	11,593,139

Total Rights*	—	16,864	—	16,864

MSF-6

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

Description	Level 1	Level 2	Level 3	Total
Short Term Investments
United States	$88,753,440	$70,070,000	$—	$158,823,440

Total Investments	$200,814,887	$1,045,984,152	$—	$1,246,799,039

Forward Contracts**
Forward Currency Contracts (Appreciation)	$—	$1,097,278	$—	$1,097,278
Forward Currency Contracts (Depreciation)	—	(685,034)	—	(685,034)

Futures Contracts**
Long Futures Contracts (Appreciation)	—	190,224	—	190,224

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures and forwards are valued based on the unrealized appreciation/depreciation on the instrument.

MSF-7

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—97.8% of Net Assets

Security Description	Par Amount	Value

Aerospace & Defense—0.2%
Northrop Grumman Corp. 7.750%, 02/15/31 (a)	$515,000	$627,246
Northrop Grumman Systems Corp. 7.750%, 03/01/16	840,000	981,081
The Boeing Co. 7.250%, 06/15/25 (a)	460,000	523,161
United Technologies Corp. 7.500%, 09/15/29	200,000	240,208

		2,371,696

Air Freight & Logistics—0.1%
United Parcel Service, Inc. 5.125%, 04/01/19 (a)	760,000	810,162

Asset Backed—0.2%
Capital One Multi-Asset Execution Trust 4.850%, 11/15/13	3,000,000	3,097,199
Centex Home Equity 4.250%, 12/25/31 (b)	58,809	54,812
Detroit Edison Securitization Funding, LLC 6.190%, 03/01/13	154,139	160,096

		3,312,107

Beverages—0.5%
Anheuser-Busch Cos., Inc. 5.000%, 01/15/15	1,950,000	2,072,433
6.450%, 09/01/37 (a)	880,000	943,187
Coca-Cola Enterprises, Inc. 6.950%, 11/15/26	300,000	344,584
Pepsi Bottling Group, Inc. 7.000%, 03/01/29 (a)	300,000	347,942
PepsiCo., Inc. 5.000%, 06/01/18 (a)	2,700,000	2,841,130

		6,549,276

Capital Markets—2.2%
Credit Suisse USA, Inc. 5.375%, 03/02/16 (a)	3,550,000	3,745,338
Merrill Lynch & Co., Inc. 6.050%, 05/16/16	3,000,000	3,055,681
6.500%, 07/15/18 (a)	200,000	207,287
Morgan Stanley 2.000%, 09/22/11 (a)	4,000,000	4,069,851
4.750%, 04/01/14 (a)	1,515,000	1,539,191
5.625%, 09/23/19 (a)	1,900,000	1,893,301
7.250%, 04/01/32 (a)	1,850,000	2,089,492
State Street Bank and Trust Co. 5.300%, 01/15/16	300,000	324,609
The Bank of New York Mellon Corp. 5.450%, 05/15/19	2,000,000	2,119,972
The Bear Stearns Cos., LLC 5.700%, 11/15/14	900,000	975,347
The Goldman Sachs Group, Inc. 3.250%, 06/15/12 (a)	4,760,000	4,962,277
5.700%, 09/01/12	1,000,000	1,077,600
6.125%, 02/15/33 (a)	2,075,000	2,051,677
6.250%, 09/01/17 (a)	760,000	816,509

Security Description	Par Amount	Value

Capital Markets—(Continued)
6.450%, 05/01/36 (a)	$2,000,000	$1,927,406

		30,855,538

Chemicals—0.3%
E. I. du Pont de Nemours & Co. 5.600%, 12/15/36 (a)	1,000,000	983,981
6.000%, 07/15/18	1,000,000	1,107,460
Potash Corp of Saskatchewan, Inc. 4.875%, 03/30/20 (a)	970,000	965,422
Praxair, Inc. 4.375%, 03/31/14	810,000	854,438
6.375%, 04/01/12	80,000	87,613

		3,998,914

Commercial Banks—1.8%
ABN-AMRO Bank NV (New York Branch) 7.750%, 05/15/23	230,000	228,377
American Express Centurion Bank 5.550%, 10/17/12	300,000	321,069
5.950%, 06/12/17	1,500,000	1,591,133
Deutsche Bank AG 3.875%, 08/18/14 (a)	620,000	635,402
6.000%, 09/01/17 (a)	1,500,000	1,636,996
HSBC Holdings plc 5.250%, 12/12/12 (a)	2,050,000	2,188,877
Kreditanstalt fuer Wiederaufbau 3.500%, 05/16/13 (a)	3,000,000	3,142,012
4.875%, 01/17/17	2,900,000	3,152,314
PNC Bank, N.A. 4.875%, 09/21/17	1,000,000	993,170
5.250%, 01/15/17 (a)	1,600,000	1,628,619
US Bancorp
4.200%, 05/15/14 (a)	1,900,000	1,990,660
Wachovia Corp.
5.750%, 06/15/17 (a)	700,000	736,334
Wells Fargo & Co.
4.950%, 10/16/13 (a)	1,450,000	1,540,295
5.000%, 11/15/14	2,000,000	2,095,495
5.125%, 09/01/12 (a)	500,000	532,695
Wells Fargo Bank, N.A.
4.750%, 02/09/15 (a)	3,065,000	3,163,873

		25,577,321

Commercial Mortgage-Backed Securities—3.4%
Banc of America Commerical Mortgage, Inc.
5.414%, 09/10/47	2,752,000	2,769,541
Bear Stearns Commercial Mortgage Securities
5.540%, 09/11/41	3,000,000	3,097,565
5.610%, 11/15/33	500,000	518,301
Citigroup Commercial Mortgage Trust
4.733%, 10/15/41	1,000,000	1,020,716
5.373%, 04/15/40 (b)	1,000,000	1,051,168
5.431%, 10/15/49	3,500,000	3,563,544
5.729%, 03/15/49 (b)	3,800,000	3,977,322
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.225%, 07/15/44 (b)	2,000,000	2,077,592

MSF-8

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Credit Suisse First Boston Mortgage Securities Corp.
4.691%, 10/15/39	$500,000	$508,680
5.100%, 08/15/15 (b)	3,000,000	3,077,903
Credit Suisse Mortgage Capital Certificates
5.467%, 09/15/39	3,500,000	3,349,472
CS First Boston Mortgage Securities Corp.
3.936%, 05/15/38	500,000	508,951
GMAC Commercial Mortgage Securities, Inc.
4.697%, 05/10/43 (b)	1,500,000	1,515,831
Greenwich Capital Commercial Funding Corp.
5.317%, 06/10/36 (b)	1,000,000	1,038,839
JPMorgan Chase Commercial Mortgage Securities Corp.
3.972%, 05/12/35	1,437,414	1,457,323
4.275%, 01/12/37	479,393	488,056
LB-UBS Commercial Mortgage Trust
4.254%, 07/15/27 (b)	1,462,944	1,482,096
4.367%, 03/15/36	3,000,000	3,008,421
5.156%, 02/15/31	2,500,000	2,553,584
6.462%, 03/15/31	500,000	533,966
Merrill Lynch Mortgage Trust
4.855%, 10/12/41 (b)	500,000	522,233
Morgan Stanley Capital I
4.989%, 08/13/42	1,000,000	1,020,109
5.649%, 06/11/42 (b)	2,000,000	2,062,383
5.880%, 06/11/49 (b)	1,430,000	1,416,617
Wachovia Bank Commercial Mortgage Trust
5.083%, 03/15/42 (b)	3,000,000	3,116,153
6.287%, 04/15/34	1,445,000	1,534,171

		47,270,537

Commercial Services & Supplies—0.3%
Waste Management, Inc.
6.100%, 03/15/18 (a)	2,000,000	2,158,497
7.000%, 07/15/28	1,265,000	1,364,926

		3,523,423

Communications Equipment—0.2%
Cisco Systems, Inc.
5.500%, 01/15/40 (a)	2,000,000	1,924,236
Motorola, Inc.
6.500%, 11/15/28 (a)	900,000	847,508
7.625%, 11/15/10	135,000	139,931

		2,911,675

Computers & Peripherals—0.3%
Hewlett-Packard Co.
5.500%, 03/01/18 (a)	1,950,000	2,087,252
International Business Machines Corp.
4.750%, 11/29/12 (a)	1,000,000	1,080,477
7.500%, 06/15/13	1,000,000	1,167,184
8.375%, 11/01/19	425,000	550,671

		4,885,584

Diversified Financial Services—5.1%
Anadarko Finance Co.
7.500%, 05/01/31	1,800,000	2,012,225

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Asian Development Bank
5.500%, 06/27/16	$3,850,000	$4,336,543
Associates Corp. of North America
6.950%, 11/01/18	1,700,000	1,802,860
Bank of America Corp.
3.125%, 06/15/12 (a)	3,900,000	4,054,663
4.750%, 08/15/13 (a)	1,000,000	1,046,527
5.125%, 11/15/14 (a)	1,000,000	1,033,730
5.420%, 03/15/17 (a)	900,000	888,946
5.750%, 08/15/16 (a)	2,850,000	2,906,603
7.400%, 01/15/11 (a)	300,000	313,919
Berkshire Hathaway Finance Corp.
4.600%, 05/15/13 (a)	3,900,000	4,177,170
BHP Billiton Finance USA, Ltd.
5.500%, 04/01/14 (a)	1,500,000	1,653,381
Citigroup, Inc.
2.125%, 04/30/12 (b)	2,940,000	2,994,604
5.500%, 08/27/12 (a)	840,000	887,843
5.850%, 08/02/16 (a)	500,000	506,936
6.125%, 05/15/18 (a)	2,900,000	2,957,244
7.250%, 10/01/10	250,000	257,341
Conoco Funding Co.
6.350%, 10/15/11 (a)	500,000	539,336
Deutsche Telekom International Finance BV
5.750%, 03/23/16	460,000	492,691
8.750%, 06/15/30 (b)	1,000,000	1,282,166
Devon Financing Corp.
6.875%, 09/30/11 (a)	1,900,000	2,052,830
Diageo Finance BV
5.300%, 10/28/15	870,000	945,861
European Investment Bank
4.625%, 03/21/12	3,620,000	3,861,383
5.125%, 05/30/17 (a)	1,750,000	1,925,997
General Electric Capital Corp.
3.000%, 12/09/11 (a)	5,000,000	5,168,889
5.400%, 02/15/17 (a)	2,000,000	2,089,010
5.450%, 01/15/13 (a)	1,800,000	1,940,592
5.875%, 01/14/38	2,050,000	1,952,383
6.000%, 06/15/12 (a)	1,000,000	1,081,878
6.750%, 03/15/32 (a)	1,250,000	1,318,353
General Electric Capital Services, Inc.
7.500%, 08/21/35	100,000	119,166
JPMorgan Chase & Co.
2.125%, 12/26/12 (a) (b)	1,950,000	1,976,275
4.750%, 05/01/13 (a)	1,500,000	1,595,843
5.125%, 09/15/14 (a)	850,000	897,135
6.300%, 04/23/19 (a)	1,900,000	2,087,528
6.750%, 02/01/11 (a)	250,000	262,107
Mellon Funding Corp.
6.400%, 05/14/11 (a)	250,000	263,325
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32 (a)	300,000	359,450
Petrobras International Finance Co.
6.125%, 10/06/16 (a)	600,000	641,994
Shell International Finance BV
4.000%, 03/21/14 (a)	1,900,000	1,996,744
4.300%, 09/22/19 (a)	1,000,000	984,293

MSF-9

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Telecom Italia Capital S.A.
6.200%, 07/18/11 (a)	$1,020,000	$1,072,854
Unilever Capital Corp.
7.125%, 11/01/10	300,000	311,376
Verizon Global Funding Corp.
7.750%, 12/01/30 (a)	2,390,000	2,844,050

		71,894,044

Diversified Telecommunication Services—0.8%
AT&T, Inc.
5.800%, 02/15/19 (a)	2,700,000	2,875,906
5.875%, 02/01/12 (a)	1,400,000	1,508,839
British Telecommunications plc
9.625%, 12/15/30 (a) (b)	1,000,000	1,267,399
France Telecom S.A.
7.750%, 03/01/11 (b)	1,400,000	1,482,316
Telefonica Emisiones SAU
6.221%, 07/03/17	2,900,000	3,199,121
Verizon New England, Inc.
6.500%, 09/15/11 (a)	400,000	425,537
Verizon New York, Inc.
7.375%, 04/01/32	500,000	531,561

		11,290,679

Electric Utilities—1.1%
Duke Energy Carolinas, LLC
6.250%, 01/15/12 (a)	500,000	543,371
Exelon Corp.
4.900%, 06/15/15 (a)	2,060,000	2,150,058
5.625%, 06/15/35	1,500,000	1,387,533
Georgia Power Co.
5.700%, 06/01/17	1,400,000	1,534,578
Oncor Electric Delivery Co.
7.000%, 05/01/32 (a)	950,000	1,032,600
Pepco Holdings, Inc.
6.450%, 08/15/12	1,500,000	1,607,748
Progress Energy, Inc.
5.625%, 01/15/16 (a)	1,900,000	2,024,127
7.100%, 03/01/11	1,221,000	1,279,823
PSEG Power, LLC
7.750%, 04/15/11 (a)	500,000	530,339
8.625%, 04/15/31	1,000,000	1,273,488
Southern California Edison Co.
5.000%, 01/15/16	1,500,000	1,606,637

		14,970,302

Electronic Equipment, Instruments & Components—0.1%
Koninklijke Philips Electronics NV
5.750%, 03/11/18 (a)	900,000	962,925

Energy Equipment & Services—0.4%
Halliburton Co.
5.500%, 10/15/10 (a)	2,700,000	2,774,315
Kinder Morgan Energy Partners, L.P.
6.500%, 02/01/37	2,000,000	2,033,778
6.750%, 03/15/11	750,000	787,757

Security Description	Par Amount	Value

Energy Equipment & Services—(Continued)
Transocean, Ltd.
7.500%, 04/15/31	$300,000	$348,722

		5,944,572

Federal Agencies—43.3%
Federal Home Loan Bank
1.375%, 05/16/11	5,000,000	5,045,247
3.625%, 07/01/11 (a)	5,000,000	5,185,571
4.625%, 02/18/11 (a)	6,070,000	6,285,303
5.250%, 06/18/14 (a)	9,500,000	10,582,205
5.375%, 08/19/11	5,800,000	6,170,484
5.375%, 05/18/16 (a)	2,900,000	3,236,278
Federal Home Loan Mortgage Corp
3.500%, 05/29/13	7,120,000	7,482,694
4.000%, 06/01/19	1,342,360	1,386,690
4.000%, 06/01/39	6,046,955	5,868,888
4.000%, 12/01/39	5,009,135	4,860,502
4.500%, 09/01/18	1,752,570	1,845,535
4.500%, 10/01/18	2,742,545	2,888,023
4.500%, 04/01/19	3,738,981	3,930,207
4.500%, 06/01/19	2,073,783	2,179,844
4.500%, 08/01/19	600,592	631,308
4.500%, 05/01/29	2,865,352	2,928,990
4.500%, 10/01/35	4,053,638	4,084,945
4.500%, 11/01/35 (b)	1,843,397	1,857,633
4.500%, 04/01/39	5,601,380	5,621,442
4.500%, 09/01/39	4,940,000	4,957,693
4.500%, 11/01/39	4,886,372	4,903,873
4.500%, 01/01/40	2,988,337	2,998,519
4.750%, 03/05/12 (a)	12,000,000	12,829,661
5.000%, 05/01/18	4,388,202	4,688,984
5.000%, 12/01/18	849,728	907,971
5.000%, 06/01/19	1,645,501	1,755,893
5.000%, 03/01/27	1,635,120	1,699,580
5.000%, 10/01/33	2,640,121	2,743,424
5.000%, 03/01/34	1,066,356	1,106,801
5.000%, 08/01/35	5,680,937	5,876,158
5.000%, 09/01/35	3,008,812	3,112,207
5.000%, 10/01/35	2,405,833	2,488,508
5.000%, 01/01/36	4,626,638	4,785,629
5.000%, 04/01/38	4,322,942	4,467,488
5.000%, 11/01/39	6,593,088	6,818,581
5.064%, 08/01/36 (b)	1,459,782	1,526,655
5.125%, 11/17/17 (a)	3,530,000	3,851,640
5.300%, 05/12/20	710,000	713,343
5.361%, 01/01/37 (b)	6,838,195	7,125,072
5.500%, 11/01/17	589,056	635,091
5.500%, 01/01/24	4,341,040	4,648,277
5.500%, 05/01/29	481,109	509,164
5.500%, 06/01/34	2,663,701	2,819,031
5.500%, 10/01/35	2,304,857	2,434,153
5.500%, 12/01/35	4,324,466	4,567,055
5.500%, 01/01/36	5,974,406	6,309,553
5.625%, 11/23/35	1,040,000	1,049,164
5.644%, 02/01/37 (b)	3,831,788	4,005,191
6.000%, 04/01/16	32,556	35,298
6.000%, 05/01/17	444,863	482,298
6.000%, 11/01/28	57,054	62,007

MSF-10

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp.
6.000%, 12/01/28	$37,858	$41,144
6.000%, 02/01/29	94,003	102,165
6.000%, 04/01/29	34,258	37,233
6.000%, 05/01/29	5,229	5,683
6.000%, 06/01/31	12,265	13,313
6.000%, 07/01/31	5,259	5,708
6.000%, 08/01/31	108,357	117,615
6.000%, 09/01/31	332,909	361,352
6.000%, 04/01/32	630,854	684,439
6.000%, 11/01/32	220,571	239,306
6.000%, 06/01/34	843,040	910,413
6.000%, 11/01/35	874,704	937,740
6.000%, 02/01/36	1,787,275	1,910,735
6.000%, 08/01/36	1,843,112	1,970,429
6.000%, 10/01/36	2,824,715	3,019,838
6.000%, 11/01/36	2,236,287	2,390,764
6.000%, 01/01/37	3,950,713	4,223,617
6.000%, 02/01/38	2,907,762	3,109,279
6.087%, 04/01/36 (b)	894,057	935,277
6.250%, 07/15/32 (a)	2,600,000	3,002,098
6.500%, 10/01/29	35,662	39,283
6.500%, 02/01/30	28,841	31,770
6.500%, 08/01/31	51,299	56,448
6.500%, 10/01/31	19,615	21,584
6.500%, 11/01/31	116,374	128,055
6.500%, 03/01/32	1,543,884	1,697,370
6.500%, 04/01/32	1,343,681	1,477,263
6.500%, 09/01/36	2,536,987	2,737,993
6.500%, 11/01/37	6,073,742	6,523,938
6.750%, 03/15/31 (a)	965,000	1,171,170
7.000%, 06/01/11	4,937	5,153
7.000%, 12/01/15	7,726	8,390
7.000%, 12/01/27	5,689	6,371
7.000%, 11/01/28	16,964	18,987
7.000%, 04/01/29	14,135	15,805
7.000%, 05/01/29	4,191	4,686
7.000%, 06/01/29	29,619	33,121
7.000%, 07/01/29	8,694	9,721
7.000%, 01/01/31	195,699	218,061
7.000%, 12/01/31	49,355	54,995
7.500%, 03/01/16	37,848	41,200
7.500%, 08/01/24	75,948	86,322
7.500%, 10/01/27	40,350	45,425
7.500%, 10/01/29	52,017	57,570
7.500%, 05/01/30	30,259	33,471
8.000%, 02/01/27	11,874	13,708
8.000%, 10/01/28	21,277	24,544
Federal National Mortgage Association
0.875%, 01/12/12 (a)	10,000,000	9,979,692
1.750%, 08/10/12 (a)	6,000,000	6,052,075
4.000%, 04/01/19	1,405,397	1,451,785
4.000%, 05/01/19	2,326,224	2,403,007
4.000%, 01/01/20	1,379,908	1,404,675
4.000%, 06/01/24	3,738,643	3,804,131
4.000%, 08/01/39	3,976,924	3,861,189
4.000%, 09/01/39	4,042,749	3,923,423
4.125%, 04/15/14 (a)	2,350,000	2,514,416
4.375%, 03/15/13 (a)	4,650,000	5,005,074

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association
4.500%, 07/01/18	$2,729,966	$2,873,323
4.500%, 05/01/19	776,743	816,125
4.500%, 08/01/24	4,355,823	4,529,924
4.500%, 08/01/33	1,275,189	1,291,196
4.500%, 10/01/33	2,224,384	2,252,306
4.500%, 04/01/34	1,866,014	1,885,370
4.500%, 01/01/39	4,442,422	4,458,261
4.500%, 03/01/39	4,947,297	4,965,016
4.500%, 07/01/39	6,980,149	6,987,784
4.500%, 09/01/39	13,765,376	13,812,278
4.500%, 10/01/39	4,894,452	4,911,991
4.750%, 01/19/16 (a)	2,850,000	3,091,650
5.000%, 06/01/18	677,550	723,647
5.000%, 01/01/19	1,057,993	1,128,714
5.000%, 02/01/20	1,654,452	1,761,852
5.000%, 01/01/22	2,848,468	3,016,764
5.000%, 02/01/24	1,499,459	1,559,112
5.000%, 09/01/25	1,579,579	1,642,377
5.000%, 07/01/33	1,452,935	1,509,694
5.000%, 08/01/33	2,157,173	2,241,444
5.000%, 09/01/33	1,863,402	1,936,196
5.000%, 10/01/33	7,319,080	7,605,001
5.000%, 03/01/34	2,081,474	2,162,788
5.000%, 04/01/34	4,699,944	4,879,737
5.000%, 05/01/34	1,505,447	1,561,899
5.000%, 09/01/34	2,974,761	3,086,311
5.000%, 02/01/35	3,486,852	3,617,605
5.000%, 04/01/35	1,922,732	1,989,424
5.000%, 05/01/35	999,583	1,034,255
5.000%, 11/01/35	1,863,097	1,927,720
5.000%, 03/01/36	6,462,255	6,686,404
5.125%, 04/15/11	7,200,000	7,543,034
5.198%, 11/01/36 (b)	1,043,337	1,101,704
5.375%, 06/12/17	4,250,000	4,710,599
5.462%, 03/01/36 (b)	2,605,998	2,725,816
5.500%, 03/15/11	950,000	995,455
5.500%, 11/01/17	810,346	873,399
5.500%, 02/01/18	317,860	343,446
5.500%, 04/01/18	1,771,826	1,914,448
5.500%, 07/01/23	889,887	944,095
5.500%, 01/01/24	479,984	509,223
5.500%, 07/01/24	1,476,661	1,566,744
5.500%, 10/01/32	467,808	496,938
5.500%, 02/01/33	1,267,382	1,344,306
5.500%, 03/01/33	2,645,558	2,806,132
5.500%, 05/01/33	4,457,767	4,728,332
5.500%, 08/01/33	4,028,522	4,273,034
5.500%, 10/01/33	588,067	623,760
5.500%, 12/01/33	3,892,171	4,128,408
5.500%, 02/01/34	2,212,733	2,342,664
5.500%, 03/01/34	1,311,533	1,388,546
5.500%, 04/01/34	947,406	1,003,037
5.500%, 05/01/34	1,515,556	1,604,549
5.500%, 09/01/34	1,797,995	1,903,573
5.500%, 12/01/34	4,950,784	5,241,493
5.500%, 01/01/35	1,348,996	1,428,208
5.500%, 02/01/35	2,966,094	3,140,262
5.500%, 04/01/35	1,823,124	1,926,964

MSF-11

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association
5.500%, 06/01/35	$6,169,267	$6,520,651
5.500%, 06/13/35 (b)	1,317,335	1,397,643
5.500%, 01/01/37	5,379,006	5,671,838
5.500%, 05/01/37	3,365,436	3,548,650
5.500%, 12/01/37	4,571,556	4,820,417
5.500%, 05/01/38	2,891,993	3,050,007
5.500%, 06/01/38	3,857,629	4,068,404
5.500%, 07/01/38	3,367,922	3,551,940
6.000%, 09/01/13	318,269	343,322
6.000%, 10/01/13	198,268	213,875
6.000%, 03/01/14	53,990	58,267
6.000%, 06/01/14	6,722	7,255
6.000%, 07/01/14	45,810	49,438
6.000%, 09/01/14	19,189	20,709
6.000%, 09/01/17	668,036	723,614
6.000%, 08/01/28	19,360	21,059
6.000%, 11/01/28	7,273	7,911
6.000%, 12/01/28	7,088	7,710
6.000%, 06/01/31	85,995	93,556
6.000%, 09/01/32	644,943	701,213
6.000%, 01/01/33	264,668	287,760
6.000%, 02/01/33	533,752	579,735
6.000%, 03/01/33	444,967	483,302
6.000%, 04/01/33	666,230	723,627
6.000%, 05/01/33	1,310,631	1,423,544
6.000%, 05/01/34	2,036,704	2,193,878
6.000%, 09/01/34	2,189,555	2,358,525
6.000%, 11/01/34	2,958,033	3,186,307
6.000%, 01/01/35	1,022,114	1,091,641
6.000%, 07/01/36	1,926,926	2,053,825
6.000%, 09/01/36	2,311,698	2,463,936
6.000%, 07/01/37	2,697,573	2,867,807
6.000%, 08/01/37	4,279,191	4,549,235
6.000%, 09/01/37	9,630,042	10,237,759
6.210%, 08/06/38 (b)	300,000	336,905
6.500%, 01/01/13	4,445	4,822
6.500%, 04/01/13	589	639
6.500%, 06/01/13	30,574	33,165
6.500%, 07/01/13	186	202
6.500%, 06/01/14	12,708	13,802
6.500%, 04/01/17	1,786,891	1,943,410
6.500%, 05/01/28	263,562	291,126
6.500%, 12/01/28	716,948	791,927
6.500%, 03/01/29	22,292	24,620
6.500%, 04/01/29	105,396	116,404
6.500%, 05/01/29	15,016	16,585
6.500%, 08/01/29	3,233	3,570
6.500%, 05/01/30	229,279	253,227
6.500%, 09/01/31	39,331	43,442
6.500%, 02/01/32	8,785	9,660
6.500%, 06/01/32	184,629	203,906
6.500%, 09/01/33	577,734	636,703
6.500%, 10/01/33	455,922	502,458
6.500%, 10/01/34	1,503,422	1,656,877
6.500%, 10/01/37	3,968,674	4,302,090
6.625%, 11/15/30 (a)	2,450,000	2,928,960
7.000%, 04/01/12	7,247	7,525
7.000%, 02/01/14	6,016	6,246

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association
7.000%, 10/01/21	$61,016	$68,532
7.000%, 06/01/26	1,461	1,634
7.000%, 06/01/28	73,944	83,282
7.000%, 09/01/29	41,461	46,578
7.000%, 10/01/29	42,971	48,275
7.000%, 12/01/29	4,559	5,122
7.000%, 01/01/32	395,368	442,410
7.000%, 04/01/32	65,739	73,462
7.000%, 06/01/32	219,915	245,753
7.000%, 10/01/37	2,831,721	3,137,698
7.500%, 08/01/15	14,769	16,166
7.500%, 09/01/25	16,267	18,350
7.500%, 06/01/26	17,589	19,481
7.500%, 09/01/27	4,059	4,501
7.500%, 11/01/27	503	558
7.500%, 08/01/28	1,179	1,333
7.500%, 07/01/29	42,282	46,371
7.500%, 10/01/29	18,552	20,594
8.000%, 10/01/26	1,630	1,889
8.000%, 11/01/29	614	712
8.000%, 05/01/30	36,579	40,038
8.000%, 11/01/30	11,429	12,509
8.000%, 01/01/31	14,210	15,553
8.000%, 02/01/31	21,676	23,726
Government National Mortgage Association
4.000%, 07/15/39	3,020,109	2,963,475
4.500%, 01/15/39	3,686,203	3,736,873
4.500%, 04/15/39	2,839,567	2,878,600
4.500%, 05/15/39	2,855,195	2,894,442
4.500%, 08/15/39	3,924,250	3,978,782
4.500%, 01/15/40	4,904,871	4,972,440
4.500%, TBA	4,925,000	4,982,716
5.000%, 10/15/20	1,643,296	1,750,300
5.000%, 01/15/21	1,368,670	1,457,792
5.000%, 12/15/35	1,871,252	1,954,009
5.000%, 12/15/36	2,110,344	2,200,423
5.000%, 02/15/39	4,716,374	4,912,722
5.000%, 08/15/39	9,287,634	9,671,796
5.000%, 09/15/39	2,815,389	2,932,597
5.000%, 12/15/39	3,816,853	3,976,145
5.500%, 03/15/36	2,244,818	2,382,038
5.500%, 01/15/37	3,432,415	3,638,365
5.500%, 11/15/37	4,356,076	4,617,446
5.500%, 09/15/38	3,014,515	3,192,808
5.500%, 08/15/39	4,224,124	4,477,441
6.000%, 01/15/29	26,596	28,672
6.000%, 01/15/33	828,198	895,813
6.000%, 03/15/35	1,068,753	1,146,863
6.000%, 12/15/35	1,187,499	1,274,287
6.000%, 06/15/36	1,731,464	1,854,398
6.000%, 09/15/36	2,217,861	2,375,330
6.000%, 07/15/38	1,782,851	1,904,127
6.500%, 05/15/23	7,097	7,734
6.500%, 02/15/27	113,782	124,877
6.500%, 07/15/28	22,708	25,242
6.500%, 08/15/28	43,170	47,988
6.500%, 11/15/28	27,202	30,237
6.500%, 12/15/28	13,261	14,740

MSF-12

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Government National Mortgage Association
6.500%, 07/15/29	$9,425	$10,433
6.500%, 06/20/31	83,882	92,700
6.500%, 07/15/32	77,798	85,065
6.500%, 05/15/36	921,158	996,346
7.000%, 01/15/28	5,929	6,634
7.000%, 04/15/28	4,117	4,607
7.000%, 05/15/28	32,998	36,925
7.000%, 06/15/28	16,395	18,346
7.000%, 10/15/28	14,571	16,304
7.000%, 06/15/29	6,584	7,369
7.000%, 09/15/29	36,672	41,041
7.000%, 01/15/31	1,581	1,769
7.000%, 03/15/31	33,702	37,708
7.000%, 07/15/31	1,304,259	1,459,237
7.000%, 08/15/31	189,849	212,407
7.000%, 02/15/32	160,131	177,052
7.000%, 07/15/32	92,601	102,386
7.500%, 02/20/28	8,860	9,977
7.500%, 08/15/29	27,699	30,887
7.500%, 04/15/30	9,885	11,183
8.000%, 09/15/16	1,293	1,431
8.000%, 08/15/26	5,910	6,792
8.000%, 09/15/26	7,099	8,158
8.000%, 05/15/27	5,231	6,017
8.000%, 06/15/29	54,228	62,458
9.000%, 11/15/24	34,370	39,211

		606,185,226

Food & Staples Retailing—0.2%
The Kroger Co.
5.500%, 02/01/13 (a)	950,000	1,019,894
Wal-Mart Stores, Inc.
4.550%, 05/01/13 (a)	2,075,000	2,224,044

		3,243,938

Food Products—0.3%
ConAgra Foods, Inc.
5.819%, 06/15/17	1,000,000	1,059,167
General Mills, Inc.
6.000%, 02/15/12 (a)	1,000,000	1,076,460
Kellogg Co.
6.600%, 04/01/11 (a)	1,700,000	1,785,283
Kraft Foods, Inc.
6.250%, 06/01/12 (a)	900,000	984,182

		4,905,092

Foreign Government—1.7%
Brazilian Government International Bond
6.000%, 01/17/17	3,755,000	4,078,869
Italian Republic
4.500%, 01/21/15	2,975,000	3,127,570
5.625%, 06/15/12 (a)	3,650,000	3,946,680
Mexico Government International Bond
6.750%, 09/27/34 (a)	1,050,000	1,157,919
8.000%, 09/24/22	2,200,000	2,794,000
8.375%, 01/14/11	250,000	265,000

Security Description	Par Amount	Value

Foreign Government—(Continued)
Province of Nova Scotia Canada
5.125%, 01/26/17 (a)	$900,000	$972,324
Province of Ontario Canada
5.125%, 07/17/12 (a)	2,000,000	2,165,247
Province of Quebec Canada
4.875%, 05/05/14	1,925,000	2,099,989
6.125%, 01/22/11	2,700,000	2,820,976

		23,428,574

Gas Utilities—0.1%
El Paso Natural Gas Co.
8.375%, 06/15/32	220,000	256,090
Sempra Energy
6.150%, 06/15/18	900,000	979,281

		1,235,371

Government Agency—0.1%
Tennessee Valley Authority
6.000%, 03/15/13	1,000,000	1,120,631

Health Care Equipment & Supplies—0.1%
Baxter International, Inc.
5.375%, 06/01/18 (a)	1,400,000	1,504,100

Household Products—0.3%
Kimberly-Clark Corp.
6.125%, 08/01/17 (a)	1,500,000	1,681,998
Procter & Gamble Co.
4.950%, 08/15/14 (a)	2,000,000	2,187,708
6.450%, 01/15/26	200,000	225,132

		4,094,838

Industrial Conglomerates—0.3%
General Electric Co.
5.000%, 02/01/13 (a)	930,000	1,002,980
Honeywell International, Inc.
5.000%, 02/15/19 (a)	2,000,000	2,081,985
Tyco International, Ltd.
6.875%, 01/15/21	1,275,000	1,456,852

		4,541,817

Insurance—0.5%
AXA Financial, Inc.
7.750%, 08/01/10	500,000	511,001
AXA S.A.
8.600%, 12/15/30 (a)	1,165,000	1,393,455
Chubb Corp.
6.000%, 11/15/11 (a)	350,000	373,822
Hartford Financial Services Group, Inc.
6.100%, 10/01/41	780,000	703,265
Prudential Financial, Inc.
5.700%, 12/14/36 (a)	1,525,000	1,422,748
The Allstate Corp.
6.900%, 05/15/38 (a)	150,000	166,745
7.450%, 05/16/19 (a)	1,700,000	1,990,435

		6,561,471

MSF-13

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Machinery—0.2%
Caterpillar, Inc.
7.900%, 12/15/18 (a)	$1,757,000	$2,142,722
Deere & Co.
6.950%, 04/25/14 (a)	850,000	989,612

		3,132,334

Media—0.7%
Comcast Cable Communications Holdings, Inc.
8.375%, 03/15/13 (a)	620,000	719,675
Comcast Corp.
5.300%, 01/15/14 (a)	1,445,000	1,560,913
5.650%, 06/15/35 (a)	1,500,000	1,392,274
Cox Communications, Inc.
7.750%, 11/01/10	250,000	259,372
News America, Inc.
6.550%, 03/15/33 (a)	1,950,000	2,016,617
The Walt Disney Co.
6.375%, 03/01/12 (a)	200,000	218,846
Time Warner Cable, Inc.
5.850%, 05/01/17 (a)	100,000	106,328
6.550%, 05/01/37	100,000	102,341
Time Warner Entertainment Co., L.P.
8.375%, 03/15/23 (a)	380,000	461,031
Time Warner, Inc.
7.700%, 05/01/32 (a)	685,000	790,630
9.125%, 01/15/13 (a)	418,000	489,282
Turner Broadcasting System, Inc.
8.375%, 07/01/13 (a)	660,000	768,351
Viacom, Inc.
6.250%, 04/30/16	770,000	852,112

		9,737,772

Metals & Mining—0.4%
Alcoa, Inc.
5.375%, 01/15/13 (a)	1,000,000	1,045,000
5.720%, 02/23/19 (a)	523,000	496,850
5.870%, 02/23/22 (a)	101,000	92,415
ArcelorMittal
7.000%, 10/15/39 (a)	2,000,000	2,041,043
Rio Tinto Alcan, Inc.
5.000%, 06/01/15 (a)	1,050,000	1,083,122
Vale Overseas, Ltd.
6.875%, 11/21/36	1,100,000	1,145,804

		5,904,234

Multi-Utilities—0.4%
Dominion Resources, Inc.
5.150%, 07/15/15 (a)	1,600,000	1,709,547
Pacific Gas & Electric Co.
4.800%, 03/01/14	1,125,000	1,209,574
6.050%, 03/01/34	2,195,000	2,246,157

		5,165,278

Multiline Retail—0.2%
Target Corp.
6.350%, 11/01/32 (a)	2,300,000	2,428,979

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—0.5%
ConocoPhillips Holding Co.
6.950%, 04/15/29 (a)	$700,000	$803,763
Enterprise Products Operating, LLC
5.000%, 03/01/15	2,000,000	2,110,218
6.300%, 09/15/17	3,400,000	3,686,399
XTO Energy, Inc.
7.500%, 04/15/12	715,000	796,590

		7,396,970

Pharmaceuticals—0.8%
Abbott Laboratories
5.125%, 04/01/19 (a)	2,850,000	3,003,203
Bristol-Myers Squibb Co.
5.875%, 11/15/36	2,000,000	2,051,103
Johnson & Johnson
5.950%, 08/15/37	910,000	985,587
6.950%, 09/01/29	250,000	297,353
Merck & Co., Inc.
5.950%, 12/01/28 (a)	300,000	314,993
Schering-Plough Corp.
6.550%, 09/15/37	1,000,000	1,137,437
Wyeth
5.500%, 02/01/14	3,000,000	3,308,307

		11,097,983

Real Estate Investment Trusts—0.5%
Brandywine Operating Partnership, L.P.
5.750%, 04/01/12	189,000	194,157
ERP Operating, L.P.
5.750%, 06/15/17 (a)	900,000	927,457
Kimco Realty Corp.
6.875%, 10/01/19 (a)	1,850,000	1,949,345
Regency Centers, L.P.
5.250%, 08/01/15	850,000	847,550
Simon Property Group, L.P.
5.250%, 12/01/16 (a)	3,000,000	2,981,288

		6,899,797

Road & Rail—0.3%
Burlington Northern Santa Fe Corp.
5.900%, 07/01/12 (a)	1,000,000	1,084,755
7.000%, 02/01/14	1,850,000	2,104,393
CSX Corp.
6.750%, 03/15/11	200,000	210,758
7.900%, 05/01/17	500,000	581,187
Norfolk Southern Corp.
5.590%, 05/17/25	144,000	140,730
7.250%, 02/15/31 (a)	156,000	180,723

		4,302,546

Software—0.2%
Oracle Corp.
5.250%, 01/15/16 (a)	2,000,000	2,186,123

Specialty Retail—0.1%
Lowe’s Cos., Inc.
6.875%, 02/15/28	1,000,000	1,140,656

MSF-14

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

U.S. Treasury—28.5%
U.S. Treasury Bonds
3.500%, 02/15/39 (a)	$2,080,000	$1,683,614
4.375%, 11/15/39 (a)	3,900,000	3,688,113
4.500%, 02/15/36 (a)	5,675,000	5,543,794
4.500%, 05/15/38	4,950,000	4,803,579
5.000%, 05/15/37	2,760,000	2,906,307
5.250%, 11/15/28 (a)	2,700,000	2,939,328
5.250%, 02/15/29 (a)	750,000	816,142
5.375%, 02/15/31 (a)	12,075,000	13,358,814
5.500%, 08/15/28 (a)	2,420,000	2,710,811
6.250%, 08/15/23 (a)	7,700,000	9,255,323
6.375%, 08/15/27 (a)	2,800,000	3,439,912
6.500%, 11/15/26	1,000,000	1,241,150
7.250%, 08/15/22 (a)	6,120,000	7,956,245
7.875%, 02/15/21 (a)	4,450,000	5,987,742
8.000%, 11/15/21	2,920,000	3,980,515
8.125%, 08/15/19 (a)	2,645,000	3,557,869
8.125%, 08/15/21 (a)	1,250,000	1,715,925
8.500%, 02/15/20	6,700,000	9,268,646
8.750%, 08/15/20	1,000,000	1,413,770
8.875%, 02/15/19 (a)	10,215,000	14,261,774
9.125%, 05/15/18 (a)	1,600,000	2,242,480
9.250%, 02/15/16	1,375,000	1,852,991
U.S. Treasury Notes
0.750%, 11/30/11 (a)	6,000,000	5,991,720
0.875%, 03/31/11 (a)	10,000,000	10,041,800
1.125%, 06/30/11 (a)	8,970,000	9,035,481
1.375%, 03/15/12 (a)	28,800,000	29,020,893
1.375%, 05/15/12 (a)	11,950,000	12,023,971
1.375%, 02/15/13	9,000,000	8,958,060
1.500%, 07/15/12 (a)	12,860,000	12,961,466
2.000%, 11/30/13 (a)	6,000,000	6,010,920
2.375%, 08/31/14 (a)	9,950,000	9,973,282
2.375%, 10/31/14 (a)	21,000,000	20,968,710
2.375%, 02/28/15 (a)	15,000,000	14,894,550
2.625%, 06/30/14 (a)	12,000,000	12,178,320
2.625%, 02/29/16	2,510,000	2,467,456
2.875%, 01/31/13 (a)	6,000,000	6,232,260
3.125%, 05/15/19 (a)	3,000,000	2,856,930
3.375%, 11/30/12 (a)	7,010,000	7,380,689
3.375%, 06/30/13 (a)	4,650,000	4,893,660
3.500%, 05/31/13 (a)	9,170,000	9,689,573
3.500%, 02/15/18 (a)	4,000,000	4,011,880
3.625%, 02/15/20 (a)	5,000,000	4,914,050
4.000%, 11/15/12 (a)	7,250,000	7,748,076
4.000%, 02/15/14 (a)	600,000	644,838
4.000%, 08/15/18	9,620,000	9,908,600
4.125%, 08/15/10 (a)	1,000,000	1,014,570
4.250%, 09/30/12 (a)	5,000,000	5,364,450
4.250%, 08/15/13 (a)	14,980,000	16,213,304
4.250%, 08/15/14 (a)	4,430,000	4,804,335
4.250%, 08/15/15	2,300,000	2,483,379
4.250%, 11/15/17 (a)	4,700,000	4,972,036
4.375%, 08/15/12 (a)	5,000,000	5,372,800
4.500%, 11/15/15 (a)	8,950,000	9,779,844
4.500%, 02/15/16 (a)	4,520,000	4,925,354
4.750%, 08/15/17	9,850,000	10,772,747
4.875%, 02/15/12 (a)	4,500,000	4,830,525

Security Description	Par Amount	Value

U.S. Treasury—(Continued)
5.000%, 02/15/11	$1,000,000	$1,040,270
5.000%, 08/15/11 (a)	3,500,000	3,710,945
5.125%, 05/15/16 (a)	4,830,000	5,421,578

		398,138,166

Wireless Telecommunication Services—0.3%
AT&T Mobility, LLC
7.125%, 12/15/31 (a)	100,000	111,364
Cellco Partnership/ Verizon Wireless Capital, LLC
5.550%, 02/01/14 (a)	850,000	930,444
New Cingular Wireless Services, Inc.
7.875%, 03/01/11 (a)	890,000	943,764
8.125%, 05/01/12 (a)	500,000	564,084
Vodafone Group plc
6.150%, 02/27/37 (a)	2,170,000	2,222,719

		4,772,375

Yankee—0.8%
Apache Finance Canada Corp.
7.750%, 12/15/29	300,000	361,461
ConocoPhillips Canada Funding Co. I
5.950%, 10/15/36	3,050,000	3,104,413
EnCana Corp.
4.750%, 10/15/13	2,000,000	2,140,256
Hydro-Quebec
7.500%, 04/01/16	1,350,000	1,632,137
8.400%, 01/15/22	1,000,000	1,296,286
Inter-American Development Bank
6.800%, 10/15/25	500,000	582,371
7.000%, 06/15/25	200,000	240,735
International Bank for Reconstruction & Development
8.875%, 03/01/26	535,000	747,788
Province of Nova Scotia Canada
9.250%, 03/01/20	250,000	329,139
Province of Quebec Canada
7.500%, 07/15/23	350,000	440,262
StatoilHydro ASA
6.700%, 01/15/18	300,000	342,187

		11,217,035

Total Fixed Income (Identified Cost $1,321,034,334)		1,367,470,061

Fixed Income-Municipal—0.3%

Government Agency—0.3%
Municipal Electric Authority of Georgia
6.637%, 04/01/57	2,000,000	1,973,180
State of California
7.300%, 10/01/39	2,000,000	1,986,040
State of Illinois
5.100%, 06/01/33	1,230,000	1,006,066

Total Fixed Income-Municipal (Identified Cost $4,917,723)		4,965,286

MSF-15

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Short Term Investments—16.1%

Security Description	Shares/Par Amount	Value

Discount Notes—1.9%
Federal Home Loan Bank
0.010%, 04/01/10	$15,900,000	$15,900,000
0.078%, 04/21/10	10,000,000	9,999,333

		25,899,333

Mutual Funds—14.1%
State Street Navigator Securities Lending Prime Portfolio (c)	197,496,985	197,496,985

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/10 at 0.000% to be repurchased at $1,869,000 on 04/01/10, collateralized by $1,730,000 Federal Home Loan Mortgage Corp. due 1/26/15 with a value of $1,909,487	1,869,000	1,869,000

Total Short Term Investments (Identified Cost $225,265,318)		225,265,318

Total Investments—114.2% (Identified Cost $1,551,217,375) (d)		1,597,700,665
Liabilities in excess of other assets		(199,190,734)

Net Assets—100.0%		$1,398,509,931

(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $198,367,256 and the collateral received consisted of cash in the amount of $197,496,985 and non-cash collateral with a value of $4,636,139. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2010.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $1,551,008,410 and the composition of unrealized appreciation and depreciation of investment securities was $52,424,370 and $(5,732,115), respectively.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.

Credit Quality Composition as of March 31, 2010	Percentage of Fixed Income Value
AAA/Government	79.9%
AA	4.1%
A	9.6%
BBB	6.4%

MSF-16

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Fixed Income*	$—	$1,367,470,061	$—	$1,367,470,061

Total Fixed Income-Municipal*	—	4,965,286	—	4,965,286

Short Term Investments
Discount Notes	—	25,899,333	—	25,899,333
Mutual Funds	197,496,985	—	—	197,496,985
Repurchase Agreement	—	1,869,000	—	1,869,000

Total Short Term Investments	197,496,985	27,768,333	—	225,265,318

Total Investments	$197,496,985	$1,400,203,680	$—	$1,597,700,665

*	See Schedule of Investments for additional detailed categorizations.

MSF-17

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—98.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.7%
BE Aerospace, Inc. (a)	670,000	$20,401,500
Precision Castparts Corp.	101,300	12,835,723

		33,237,223

Auto Components—1.6%
Lear Corp. (a)	179,300	14,227,455

Biotechnology—2.9%
Dendreon Corp. (a) (b)	332,300	12,118,981
Genzyme Corp. (a)	130,000	6,737,900
InterMune, Inc. (a)	71,500	3,186,755
United Therapeutics Corp. (a)	75,300	4,166,349

		26,209,985

Capital Markets—3.4%
Greenhill & Co., Inc.	113,200	9,292,588
Invesco, Ltd.	416,821	9,132,548
Northern Trust Corp.	159,200	8,797,392
Och-Ziff Capital Management Group, LLC.	229,000	3,664,000

		30,886,528

Chemicals—4.8%
Agrium, Inc.	288,600	20,383,818
Airgas, Inc.	165,700	10,541,834
Celanese Corp. (Series A)	387,400	12,338,690

		43,264,342

Communications Equipment—1.5%
Harris Corp.	183,064	8,693,709
Juniper Networks, Inc. (a)	168,200	5,160,376

		13,854,085

Computers & Peripherals—1.4%
Western Digital Corp. (a)	316,800	12,352,032

Construction & Engineering—1.4%
Quanta Services, Inc. (a)	652,700	12,505,732

Containers & Packaging—1.4%
Owens-Illinois, Inc. (a)	360,500	12,812,170

Diversified Consumer Services—1.0%
DeVry, Inc.	133,500	8,704,200

Diversified Financial Services—2.2%
CME Group, Inc.	40,130	12,685,494
MSCI, Inc. (a)	202,900	7,324,690

		20,010,184

Electrical Equipment—1.3%
Ametek, Inc.	286,100	11,861,706

Electronic Equipment, Instruments & Components—1.9%
Amphenol Corp. (Class A)	290,500	12,256,195
Cogent, Inc. (a)	450,500	4,595,100

		16,851,295

Security Description	Shares	Value

Energy Equipment & Services—2.6%
Noble Corp.	216,500	$9,054,030
Rowan Cos., Inc. (a) (b)	166,500	4,846,815
Superior Energy Services, Inc. (a)	436,400	9,173,128

		23,073,973

Food & Staples Retailing—1.3%
Safeway, Inc.	468,600	11,649,396

Health Care Equipment & Supplies—4.6%
CareFusion Corp. (a)	274,400	7,252,392
Gen-Probe, Inc. (a) (b)	195,900	9,795,000
Hologic, Inc. (a)	608,900	11,289,006
Inverness Medical Innovations, Inc. (a) (b)	339,100	13,207,945

		41,544,343

Health Care Providers & Services—6.6%
Aetna, Inc.	356,200	12,506,182
Humana, Inc. (a)	102,200	4,779,894
Lincare Holdings, Inc. (a) (b)	412,400	18,508,512
Magellan Health Services, Inc. (a)	103,200	4,487,136
Medco Health Solutions, Inc. (a)	194,400	12,550,464
Mednax, Inc. (a)	115,600	6,726,764

		59,558,952

Hotels, Restaurants & Leisure—5.0%
Bally Technologies, Inc. (a) (b)	113,400	4,597,236
Burger King Holdings, Inc.	168,500	3,582,310
Darden Restaurants, Inc.	209,100	9,313,314
Penn National Gaming, Inc. (a)	326,500	9,076,700
Scientific Games Corp. (a) (b)	1,295,100	18,235,008

		44,804,568

Household Products—1.4%
Church & Dwight Co., Inc.	182,700	12,231,765

IT Services—8.4%
Alliance Data Systems Corp. (a) (b)	238,300	15,248,817
Amdocs, Ltd. (a)	517,450	15,580,419
Gartner, Inc. (Class A) (a) (b)	622,600	13,846,624
Genpact, Ltd. (a)	924,500	15,503,865
Lender Processing Services, Inc.	399,050	15,064,138

		75,243,863

Life Sciences Tools & Services—1.0%
Thermo Fisher Scientific, Inc. (a)	178,600	9,187,184

Machinery—3.4%
Joy Global, Inc.	147,700	8,359,820
Pentair, Inc.	356,100	12,684,282
The Manitowoc Co., Inc. (b)	703,800	9,149,400

		30,193,502

Media—3.1%
CKX, Inc. (a) (b)	1,208,100	7,405,653
DISH Network Corp. (a)	318,000	6,620,760
DreamWorks Animation SKG, Inc. (a)	360,100	14,184,339

		28,210,752

MSF-18

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Metals & Mining—0.8%
Century Aluminum Co. (a) (b)	510,698	$7,027,205

Oil, Gas & Consumable Fuels—4.7%
Consol Energy, Inc.	286,500	12,222,090
Plains Exploration & Production Co. (a)	318,500	9,551,815
The Williams Cos., Inc.	427,600	9,877,560
Ultra Petroleum Corp. (a) (b)	219,600	10,239,948

		41,891,413

Personal Products—2.0%
Avon Products, Inc.	526,900	17,846,103

Pharmaceuticals—3.5%
Biovail Corp.	403,500	6,766,695
Shire plc (ADR)	143,200	9,445,472
Warner Chilcott plc (a) (b)	589,500	15,061,725

		31,273,892

Professional Services—2.0%
IHS, Inc. (a) (b)	123,431	6,599,856
Manpower, Inc.	194,800	11,126,976

		17,726,832

Real Estate Investment Trusts—0.7%
Chimera Investment Corp.	1,544,800	6,009,272

Semiconductors & Semiconductor Equipment—6.1%
Broadcom Corp. (a)	458,200	15,203,076
Lam Research Corp. (a)	445,700	16,633,524
Netlogic Microsystems, Inc. (a)	80,200	2,360,286
ON Semiconductor Corp. (a)	891,400	7,131,200
PMC-Sierra, Inc. (a)	1,552,390	13,847,319

		55,175,405

Software—6.6%
Adobe Systems, Inc. (a)	381,040	13,477,385
Intuit, Inc. (a)	299,100	10,271,094
MICROS Systems, Inc. (a)	139,200	4,576,896
Salesforce.com, Inc. (a)	118,900	8,852,105
TiVo, Inc. (a) (b)	1,313,300	22,483,696

		59,661,176

Specialty Retail—4.7%
American Eagle Outfitters, Inc.	616,500	11,417,580
Bed Bath & Beyond, Inc. (a)	230,700	10,095,432
GameStop Corp. (Class A) (a) (b)	541,100	11,855,501
Staples, Inc.	378,700	8,857,793

		42,226,306

Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc.	117,000	4,623,840

Wireless Telecommunication Services—0.9%
American Tower Corp. (Class A) (a)	179,327	7,641,123

Total Common Stock (Identified Cost $784,338,377)		883,577,802

Short Term Investments—12.8%
Security Description	Shares/Par Amount	Value

Mutual Funds—11.2%
State Street Navigator Securities Lending Prime Portfolio (c)	100,443,380	$100,443,380

Repurchase Agreement—1.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/10 at 0.000% to be repurchased at $14,784,000 on 04/01/10, collateralized by $14,695,000 Federal Home Loan Mortgage Corp. due 09/14/17 with a value of $15,080,744.	$14,784,000	14,784,000

Total Short Term Investments (Identified Cost $115,227,380)		115,227,380

Total Investments—111.2% (Identified Cost $899,565,757) (d)		998,805,182
Liabilities in excess of other assets		(100,631,999)

Net Assets—100.0%		$898,173,183

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $108,479,338 and the collateral received consisted of cash in the amount of $100,443,380 and non-cash collateral with a value of $ 10,425,308. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $902,038,760 and the composition of unrealized appreciation and depreciation of investment securities was $152,852,031 and $(56,085,609), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-19

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$883,577,802	$—	$—	$883,577,802

Short Term Investments
Mutual Funds	100,443,380	—	—	100,443,380
Repurchase Agreement	—	14,784,000	—	14,784,000

Total Short Term Investments	100,443,380	14,784,000	—	115,227,380

Total Investments	$984,021,182	$14,784,000	$—	$998,805,182

*	See Schedule of Investments for additional detailed categorizations.

MSF-20

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—115.7% of Net Assets

Security Description	Par Amount	Value

Aerospace & Defense—0.1%
L-3 Communications Corp. 5.875%, 01/15/15	$370,000	$376,475
6.375%, 10/15/15	650,000	667,062
Northrop Grumman Systems Corp. 7.125%, 02/15/11	1,000,000	1,052,434

		2,095,971

Asset Backed—6.1%
Bank of America Auto Trust (144A) 2.130%, 09/16/13	13,720,000	13,926,937
Centex Home Equity 2.296%, 12/25/32 (a)	625,393	114,954
Chase Funding Mortgage Loan Asset-Backed Certificates
5.833%, 04/25/32 (a)	1,088,006	991,961
Chase Issuance Trust 0.680%, 09/17/12 (a)	16,590,000	16,614,749
4.230%, 01/15/13 (a)	2,115,000	2,124,952
Countrywide Asset-Backed Certificates 0.396%, 07/25/36 (a)	6,399,824	4,445,995
DT Auto Owner Trust (144A) 5.603%, 03/15/13	3,639,253	3,698,793
Ford Credit Auto Owner Trust 6.070%, 05/15/14	10,445,000	11,457,273
Globaldrive BV 4.000%, 10/20/16 (EUR)	3,670,538	5,062,164
Harley-Davidson Motorcycle Trust 1.740%, 09/16/13 (a)	10,080,000	10,129,264
Honda Auto Receivables Owner Trust 2.790%, 05/16/12	9,875,000	10,099,953
Knollwood CDO, Ltd. (144A) 3.450%, 02/08/39 (a) (b) (c)	641,972	0
Merrill Lynch First Franklin Mortgage Loan Trust
0.366%, 04/25/37 (a)	629,927	610,188
Nissan Auto Receivables Owner Trust 3.200%, 02/15/13	6,860,000	7,055,674
Option One Mortgage Loan Trust 1.371%, 01/25/33 (a)	255,361	118,596
Residential Asset Mortgage Products, Inc. 0.366%, 05/25/37 (a)	3,611,339	3,397,602
SLM Student Loan Trust
0.329%, 04/26/21 (a)	3,221,304	3,210,968
1.349%, 10/25/16 (a)	970,000	985,947
1.549%, 01/25/28 (a)	3,620,000	3,735,372
1.949%, 07/25/23 (a)	9,750,000	10,308,173
Structured Asset Investment Loan Trust 3.171%, 04/25/33 (a)	59,325	14,042
Wachovia Auto Owner Trust 5.380%, 03/20/13	3,780,382	3,837,163

		111,940,720

Beverages—1.2%
Anheuser-Busch InBev Worldwide, Inc. 3.000%, 10/15/12 (d)	17,500,000	17,969,683
5.375%, 01/15/20	4,245,000	4,379,061

		22,348,744

Security Description	Par Amount	Value

Biotechnology—0.1%
Life Technologies Corp. 6.000%, 03/01/20 (d)	$2,250,000	$2,303,716

Capital Markets—2.5%
Ameriprise Financial, Inc. 5.300%, 03/15/20	2,460,000	2,488,637
Credit Suisse USA, Inc. 6.125%, 11/15/11 (d)	1,600,000	1,718,882
Lehman Brothers Holdings, Inc. 6.750%, 12/28/17 (e)	4,775,000	11,937
Morgan Stanley
0.499%, 01/09/12 (a)	780,000	771,177
4.200%, 11/20/14	8,440,000	8,458,619
5.050%, 01/21/11 (d)	6,800,000	7,019,932
5.625%, 01/09/12 (d)	1,290,000	1,366,324
5.625%, 09/23/19	3,405,000	3,392,994
6.250%, 08/28/17	3,840,000	4,030,483
The Bank of New York Mellon Corp. 4.300%, 05/15/14 (d)	7,725,000	8,132,061
The Goldman Sachs Group, Inc. 3.625%, 08/01/12 (d)	2,755,000	2,853,061
5.375%, 03/15/20	6,250,000	6,192,194

		46,436,301

Collateralized-Mortgage Obligation—5.9%
Banc of America Alternative Loan Trust 5.500%, 10/25/35	7,036,346	6,334,066
Bear Stearns Adjustable Rate Mortgage Trust
5.385%, 02/25/47 (a)	1,592,083	1,066,266
5.448%, 11/25/34 (a)	2,597,792	2,362,988
CitiMortgage Alternative Loan Trust
6.000%, 10/25/37	8,811,577	6,657,825
Countrywide Alternative Loan Trust
0.336%, 11/25/36 (a)	340,488	329,777
0.430%, 03/20/47 (a)	4,484,174	2,399,965
5.500%, 11/25/35	4,016,742	2,891,678
5.500%, 04/25/37	3,504,439	2,277,257
Countrywide Home Loan Mortgage Pass-Through Trust
0.446%, 04/25/46 (a)	1,707,091	859,074
6.000%, 04/25/36	5,092,517	4,301,206
6.250%, 09/25/36	5,269,656	4,788,328
Credit Suisse Mortgage Capital Certificates 6.000%, 10/25/21	1,842,769	1,367,334
6.000%, 02/25/37	3,303,189	2,706,168
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.446%, 02/25/47 (a)	1,389,227	787,652
0.646%, 04/25/35 (a)	2,018,668	1,502,748
GMAC Mortgage Corp. Loan Trust 5.555%, 04/19/36 (a)	5,873,031	4,646,812
GSR Mortgage Loan Trust 5.219%, 11/25/35 (a)	4,009,379	3,683,369
6.000%, 07/25/37	4,897,172	3,879,478
Harborview Mortgage Loan Trust
0.407%, 12/19/36 (a)	7,530,111	4,031,070
0.547%, 11/19/35 (a)	2,850,141	1,723,594
0.567%, 09/19/35 (a)	457,347	269,424
Indymac INDA Mortgage Loan Trust 5.835%, 09/25/36 (a)	2,571,340	1,962,578

MSF-21

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
JPMorgan Mortgage Trust
5.500%, 03/25/22	$742,858	$705,367
5.875%, 07/25/36	908,915	833,930
6.500%, 08/25/36	4,204,448	3,736,537
Merrill Lynch Mortgage Investors, Inc. 5.772%, 05/25/36 (a)	5,576,642	3,805,351
Residential Funding Mortgage Securities I 5.500%, 11/25/35	5,360,154	4,757,353
6.000%, 04/25/37	5,979,581	4,814,276
Station Place Securitization Trust (144A) 1.000%, 12/29/10 (a)	8,315,000	8,294,213
Structured Adjustable Rate Mortgage Loan Trust
5.675%, 04/25/37 (a)	3,084,792	2,002,618
WaMu Mortgage Pass-Through Certificates
1.241%, 05/25/47 (a)	1,992,578	1,182,944
2.884%, 06/25/33 (a)	527,740	151,536
4.888%, 08/25/35 (a)	2,672,497	2,226,784
Wells Fargo Mortgage Backed Securities Trust
4.181%, 07/25/36 (a)	5,782,523	4,784,461
5.500%, 03/25/36	2,816,816	2,699,724
5.754%, 04/25/36 (a)	2,903,000	2,393,335
6.000%, 08/25/36	3,156,370	2,719,715
6.066%, 09/25/36 (a)	2,474,879	2,088,765

		108,025,566

Commercial Banks—2.8%
Achmea Hypotheekbank NV (144A) 3.200%, 11/03/14 (a)	6,555,000	6,638,589
Barclays Bank plc (144A) 5.926%, 12/31/49	2,540,000	2,235,200
Citibank N.A. 1.750%, 12/28/12	11,415,000	11,447,453
Dexia Credit Local (144A) 2.000%, 03/05/13	5,565,000	5,528,939
Eksportfinans A/S 5.500%, 05/25/16 (d)	4,100,000	4,515,793
HSBC Bank USA N.A. 5.875%, 11/01/34 (d)	2,300,000	2,231,580
JPMorgan Chase Bank N.A. 6.000%, 07/05/17	6,325,000	6,741,994
Landwirtschaftliche Rentenbank
4.000%, 02/02/15	1,165,000	1,225,077
4.125%, 07/15/13	580,000	617,368
4.375%, 01/15/13	1,280,000	1,368,518
5.250%, 07/02/12	2,000,000	2,165,674
Royal Bank of Scotland Group plc 5.050%, 01/08/15 (d)	2,300,000	2,177,780
The Royal Bank of Scotland plc (144A) 2.625%, 05/11/12	1,510,000	1,541,659
U.S. Bank N.A. 4.950%, 10/30/14	2,300,000	2,448,564

		50,884,188

Commercial Mortgage-Backed Securities—7.2%
Banc of America Commercial Mortgage, Inc.
4.621%, 07/10/43	5,225,000	5,296,960
5.356%, 12/10/16	4,785,000	4,649,434
6.186%, 06/11/35	5,530,000	5,842,076

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Chase Commerical Mortgage Securities Corp.
7.319%, 10/15/32	$1,695,584	$1,715,666
Citigroup Commercial Mortgage Trust 5.431%, 10/15/49	1,230,000	1,235,486
Commercial Mortgage Pass-Through Certificates
5.167%, 06/10/44 (a)	7,050,000	5,972,884
CS First Boston Mortgage Securities Corp. 3.936%, 05/15/38 (a)	10,000,000	10,186,196
4.940%, 12/15/35	7,295,000	7,649,426
DLJ Commercial Mortgage Corp. 7.180%, 11/10/33	2,954,238	2,980,561
GE Capital Commercial Mortgage Corp. 4.578%, 06/10/48	5,200,000	5,234,886
GMAC Commercial Mortgage Securities, Inc.
5.134%, 08/10/38 (a)	3,000,000	3,074,125
6.465%, 04/15/34	6,032,098	6,214,600
6.957%, 09/15/35	6,813,810	6,943,277
7.455%, 08/16/33	1,923,231	1,926,694
Greenwich Capital Commercial Funding Corp.
4.799%, 08/10/42 (a)	10,480,000	10,415,242
JPMorgan Chase Commercial Mortgage Securities Corp.
4.996%, 08/15/42 (a)	2,300,000	2,113,158
5.857%, 10/12/35	5,710,000	5,972,396
JPMorgan Chase Commercial Mortgage Securities Corp. (144A)
4.158%, 01/12/39	4,431,792	4,382,177
LB-UBS Commercial Mortgage Trust
4.071%, 09/15/26	1,021,068	1,047,542
4.559%, 07/17/12 (a)	4,075,000	4,143,103
5.430%, 02/17/40 (a)	16,920,000	16,282,686
5.642%, 12/15/25	1,170,341	1,200,235
5.866%, 09/15/45	6,725,000	6,619,917
LB-UBS Commercial Mortgage Trust (144A) 6.155%, 07/14/16	962,567	994,692
Salomon Brothers Mortgage Securities VII, Inc.
6.499%, 10/13/11	5,090,797	5,349,250
6.592%, 12/18/33	2,693,705	2,719,323
WaMu Commercial Mortgage Securities Trust (144A)
5.150%, 05/25/36	2,262,138	2,272,751

		132,434,743

Commercial Services & Supplies—0.1%
The Board of Trustees of The Leland Stanford Junior University
4.750%, 05/01/19	1,200,000	1,246,572

Communications Equipment—0.3%
Cisco Systems, Inc. 4.450%, 01/15/20	6,240,000	6,205,412

Consumer Finance—0.4%
SLM Corp. 0.409%, 07/26/10 (a)	5,145,000	5,075,332
5.400%, 10/25/11 (d)	2,470,000	2,493,173

		7,568,505

Containers & Packaging—0.2%
Ball Corp. 7.125%, 09/01/16	1,355,000	1,439,688

MSF-22

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Containers & Packaging—(Continued)
Ball Corp. 7.375%, 09/01/19	$1,355,000	$1,427,831

		2,867,519

Diversified Financial Services—11.1%
AES Ironwood, LLC 8.857%, 11/30/25	161,171	157,947
AES Red Oak, LLC 9.200%, 11/30/29	85,000	83,725
Anadarko Finance Co. 6.750%, 05/01/11	1,900,000	1,999,604
Bank of America Corp. 5.375%, 06/15/14 (d)	3,100,000	3,253,763
5.650%, 05/01/18	1,285,000	1,299,996
Belvoir Land, LLC (144A) 5.270%, 12/15/47	615,000	479,811
Berkshire Hathaway Finance Corp. 4.750%, 05/15/12	2,100,000	2,245,519
BP Capital Markets plc 3.125%, 03/10/12	5,445,000	5,640,525
CDP Financial, Inc. (144A) 3.000%, 11/25/14	9,910,000	9,757,772
Citigroup Funding, Inc. 1.875%, 10/22/12	14,200,000	14,313,288
2.125%, 07/12/12 (d)	7,135,000	7,262,945
Credit Suisse Guernsey, Ltd. 5.860%, 05/29/49 (a) (d)	5,320,000	4,987,500
Daimler Finance North America, LLC 7.300%, 01/15/12 (d)	3,800,000	4,137,786
Devon Financing Corp. 6.875%, 09/30/11	2,800,000	3,021,234
Eksportfinans ASA 1.875%, 04/02/13	14,830,000	14,772,623
FCE Bank plc 7.125%, 01/15/13 (EUR)	650,000	900,004
7.875%, 02/15/11 (GBP)	2,700,000	4,186,180
General Electric Capital Corp. 0.369%, 04/10/12 (a) (d)	4,740,000	4,671,351
2.000%, 09/28/12	9,050,000	9,173,198
2.125%, 12/21/12	19,050,000	19,299,231
2.625%, 12/28/12	12,050,000	12,374,241
5.000%, 11/15/11 (d)	12,200,000	12,876,636
5.000%, 04/10/12	2,135,000	2,264,148
5.500%, 01/08/20 (d)	4,250,000	4,336,126
GlaxoSmithKline Capital, Inc. 4.850%, 05/15/13	3,475,000	3,766,556
Goldman Sachs Capital II 5.793%, 12/29/49 (a)	2,435,000	2,063,662
Irwin Land, LLC (144A) 5.400%, 12/15/47	1,650,000	1,314,736
Japan Finance Corp. 2.000%, 06/24/11	4,420,000	4,463,944
JPMorgan Chase & Co. 0.902%, 02/26/13 (a)	2,975,000	2,990,131
7.900%, 12/31/49 (a)	1,775,000	1,892,327
Novartis Capital Corp. 2.900%, 04/24/15	7,425,000	7,373,166

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Petrobras International Finance Co. 5.750%, 01/20/20	$8,660,000	$8,872,092
5.875%, 03/01/18 (d)	380,000	396,853
Shell International Finance BV 4.000%, 03/21/14 (d)	6,350,000	6,682,283
Sprint Capital Corp. 8.375%, 03/15/12	200,000	208,000
Telecom Italia Capital S.A. 5.250%, 11/15/13	850,000	890,311
5.250%, 10/01/15 (d)	1,100,000	1,126,281
Verizon Wireless Capital, LLC 3.750%, 05/20/11	15,290,000	15,765,947
8.500%, 11/15/18	2,100,000	2,620,084
Wind Acquisition Finance S.A. (144A) 12.000%, 12/01/15 (a)	100,000	108,000
ZFS Finance USA Trust I (144A) 6.500%, 05/09/37 (a)	537,000	507,465

		204,536,991

Diversified Telecommunication Services—1.5%
AT&T, Inc. 6.500%, 09/01/37	7,275,000	7,543,731
Qwest Communications International, Inc. 7.500%, 02/15/14	405,000	412,088
Qwest Communications International, Inc. (Series B)
7.500%, 02/15/14	175,000	178,063
Qwest Corp. 3.507%, 06/15/13 (a) (d)	415,000	418,631
8.875%, 03/15/12	595,000	651,525
Telefonica Emisiones SAU 4.949%, 01/15/15 (d)	5,475,000	5,781,315
7.045%, 06/20/36	825,000	930,113
Verizon Communications, Inc. 8.750%, 11/01/18	8,150,000	10,224,256
Windstream Corp. 8.125%, 08/01/13 (d)	770,000	806,575
8.625%, 08/01/16	255,000	260,738

		27,207,035

Electric Utilities—0.7%
Elwood Energy, LLC 8.159%, 07/05/26	179,923	170,264
Florida Power & Light Co. 5.625%, 04/01/34	475,000	465,685
5.950%, 02/01/38	1,330,000	1,363,396
Florida Power Corp. 6.400%, 06/15/38	2,850,000	3,099,535
MidAmerican Energy Holdings Co. 5.950%, 05/15/37	1,650,000	1,624,351
6.500%, 09/15/37	1,900,000	2,009,206
Niagara Mohawk Power Corp. (144A) 3.553%, 10/01/14	2,000,000	2,007,660
PECO Energy Co. 4.750%, 10/01/12	947,000	1,009,282
Southern California Edison Co. 5.950%, 02/01/38	1,100,000	1,143,221

MSF-23

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Electric Utilities—(Continued)
Texas Competitive Electric Holdings Co., LLC
10.250%, 11/01/15 (a) (d)	$617,000	$428,815

		13,321,415

Energy Equipment & Services—0.3%
Kinder Morgan Energy Partners, L.P. 5.125%, 11/15/14 (d)	1,000,000	1,061,570
Rockies Express Pipeline, LLC 3.900%, 04/15/15	3,570,000	3,520,930
Tennessee Gas Pipeline Co. 7.000%, 10/15/28 (d)	500,000	528,521

		5,111,021

Federal Agencies—54.2%
Federal Home Loan Bank 5.368%, 05/01/36 (a)	5,312,482	5,574,353
Federal Home Loan Mortgage Corp.
1.125%, 12/15/11 (d)	27,455,000	27,517,707
1.750%, 06/15/12	6,100,000	6,158,914
4.639%, 03/01/35 (a)	5,195,043	5,351,622
5.000%, TBA	4,800,000	5,009,188
5.500%, 01/01/40	4,864,480	5,141,981
5.500%, 02/01/40	4,360,380	4,609,124
5.500%, TBA	7,600,000	8,132,000
6.000%, 01/01/38	28,935,262	31,222,108
6.000%, 03/01/38	11,823,768	12,700,827
Federal National Mortgage Association
4.000%, TBA	47,000,000	46,820,625
4.500%, 12/01/20	12,678,529	13,328,420
4.500%, TBA	236,900,000	237,127,139
5.000%, 12/01/32	225,378	233,672
5.000%, 06/01/33	2,620,043	2,718,506
5.000%, 07/01/33	1,719,074	1,783,678
5.000%, 08/01/33	11,794,776	12,238,032
5.000%, 10/01/33	3,069,303	3,184,649
5.000%, 12/01/33	671,436	696,669
5.000%, 04/25/35	1,577,687	1,690,455
5.000%, 06/01/35	30,677,900	31,782,861
5.000%, 09/01/35	1,091,300	1,132,312
5.000%, 07/01/37	1,172,430	1,216,491
5.000%, 12/01/38	399,999	413,197
5.000%, 09/25/39 (f)	146,858	33,082
5.000%, 12/01/39	46,150,070	47,668,092
5.000%, 03/01/40	5,741,800	5,930,666
5.000%, 04/01/40	14,905,000	15,395,272
5.000%, TBA	36,300,000	37,628,396
5.049%, 07/01/38 (a)	5,924,064	6,238,493
5.125%, 01/02/14	7,095,000	7,705,170
5.250%, 08/01/12	3,100,000	3,337,770
5.250%, 09/15/16 (d)	10,000,000	11,035,490
5.500%, 04/01/17	81,725	88,120
5.500%, 05/01/19	18,061,209	19,474,564
5.500%, 06/25/28	879,689	908,914
5.500%, 11/01/33	12,201,549	12,949,077
5.500%, 12/01/33	3,380,071	3,588,208
5.500%, 05/01/34	13,105,962	13,908,900
5.500%, 05/01/35	16,918,159	17,954,651
5.500%, 01/01/38	12,810,950	13,599,817

Security Description	Par Amount	Value

Federal Agencies—(Continued)
5.500%, 02/01/40	$5,522,081	$5,825,882
5.500%, TBA	138,000,000	144,792,222
6.000%, 03/25/27	2,580,684	2,644,430
6.000%, 02/01/34	2,003,046	2,173,649
6.000%, 08/01/34	1,645,470	1,785,617
6.000%, 04/01/35	24,756,126	26,895,584
6.000%, 06/01/36	5,015,444	5,353,279
6.000%, 11/01/39	13,162,803	14,004,187
6.000%, TBA	40,400,000	42,927,200
6.500%, TBA	35,900,000	38,906,625
9.000%, 04/01/16	8	8
Government National Mortgage Association
5.000%, 10/20/33	5,923,072	6,189,382
5.000%, TBA	11,800,000	12,235,125
5.500%, 04/15/33	245,744	262,016
5.820%, 06/16/39 (a) (f)	39,354,694	3,527,652
6.170%, 01/16/38 (a) (f)	10,258,422	1,205,266
6.500%, 04/15/33	111,601	121,798
6.580%, 03/20/37 (a) (f)	14,045,031	1,466,856
7.100%, 01/20/37 (a) (f)	16,949,355	2,057,572
7.500%, 12/15/14	143,090	155,051
8.000%, 11/15/29	30,813	35,489
8.500%, 01/15/17	9,194	10,294
8.500%, 02/15/17	3,313	3,709
8.500%, 03/15/17	6,950	7,782
8.500%, 05/15/17	8,952	10,023
8.500%, 10/15/21	772	889
8.500%, 11/15/21	3,901	4,492
8.500%, 05/15/22	2,735	3,157
9.000%, 10/15/16	3,398	3,795

		995,838,243

Food Products—0.7%
Kraft Foods, Inc.
5.375%, 02/10/20	7,490,000	7,612,499
6.500%, 08/11/17 (a)	2,855,000	3,198,037
6.500%, 02/09/40 (d)	1,870,000	1,937,845

		12,748,381

Foreign Government—1.1%
Israel Government AID Bond
5.500%, 12/04/23	4,725,000	5,111,009
Province of Ontario Canada 1.875%, 11/19/12	6,010,000	6,053,637
4.100%, 06/16/14	6,290,000	6,719,544
United Mexican States 5.125%, 01/15/20 (d)	2,550,000	2,575,500

		20,459,690

Health Care Equipment & Supplies—0.2%
CareFusion Corp. 6.375%, 08/01/19 (d)	3,025,000	3,307,998

Health Care Providers & Services—0.3%
HCA, Inc. (144A) 7.250%, 09/15/20 (d)	4,505,000	4,566,944

MSF-24

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Independent Power Producers & Energy Traders—0.0%
NRG Energy, Inc. 7.250%, 02/01/14	$225,000	$226,687
7.375%, 02/01/16	50,000	49,625

		276,312

Insurance—1.0%
Chubb Corp. 6.375%, 03/29/67 (a)	2,775,000	2,792,344
Lincoln National Corp. 7.000%, 05/17/66 (a) (d)	1,735,000	1,578,850
Prudential Financial, Inc. 4.750%, 09/17/15	5,960,000	6,134,437
Teachers Insurance & Annuity Association of America (144A)
6.850%, 12/16/39	2,570,000	2,787,761
The Progressive Corp. 6.700%, 06/15/37 (a)	2,640,000	2,592,129
The Travelers Cos., Inc. 6.250%, 03/15/67 (a)	3,075,000	3,026,892

		18,912,413

Media—1.6%
Clear Channel Worldwide Holdings, Inc. (144A)
9.250%, 12/15/17	4,074,000	4,257,330
9.250%, 12/15/17 (d)	1,019,000	1,058,486
Comcast Cable Communications Holdings, Inc.
8.375%, 03/15/13 (d)	1,330,000	1,541,662
Comcast Cable Communications, LLC 8.500%, 05/01/27	2,400,000	2,684,062
Comcast Corp.
6.400%, 03/01/40 (d)	1,975,000	2,007,451
6.950%, 08/15/37	1,705,000	1,844,500
7.050%, 03/15/33	1,775,000	1,908,881
Cox Communications, Inc. 7.125%, 10/01/12 (d)	4,600,000	5,141,241
Cox Communications, Inc. (144A) 8.375%, 03/01/39	2,800,000	3,501,960
News America, Inc. 6.200%, 12/15/34 (d)	1,500,000	1,496,071
Time Warner Cable, Inc. 5.850%, 05/01/17 (d)	1,795,000	1,921,998
Time Warner Entertainment Co., L.P. 8.375%, 03/15/23	1,915,000	2,337,146

		29,700,788

Metals & Mining—0.3%
Teck Resources, Ltd. 10.750%, 05/15/19	4,140,000	5,071,500

Office Electronics—0.1%
Xerox Corp. 6.875%, 08/15/11 (d)	1,450,000	1,539,688

Oil, Gas & Consumable Fuels—1.4%
Canadian Natural Resources, Ltd. 6.250%, 03/15/38 (d)	1,850,000	1,912,987
Cenovus Energy, Inc. (144A) 6.750%, 11/15/39	3,730,000	4,045,427

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
ConocoPhillips 4.600%, 01/15/15	$9,800,000	$10,510,373
Enterprise Products Operating, LLC 4.950%, 06/01/10	25,000	25,130
6.125%, 10/15/39	2,250,000	2,212,263
Valero Energy Corp. 6.625%, 06/15/37 (d)	4,150,000	3,946,882
XTO Energy, Inc. 6.750%, 08/01/37	2,500,000	2,927,003

		25,580,065

Paper & Forest Products—0.2%
International Paper Co. 7.300%, 11/15/39	3,225,000	3,446,406

Pharmaceuticals—1.8%
Eli Lilly & Co. 3.550%, 03/06/12	2,600,000	2,712,801
Merck & Co., Inc. 4.000%, 06/30/15	7,055,000	7,389,075
Pfizer, Inc. 5.350%, 03/15/15 (d)	6,256,000	6,893,205
Roche Holdings, Inc. (144A)
2.252%, 02/25/11 (a)	1,255,000	1,277,780
5.000%, 03/01/14	5,600,000	6,048,722
6.000%, 03/01/19	1,775,000	1,961,597
Wyeth 5.500%, 02/01/14	6,000,000	6,618,912

		32,902,092

Real Estate Investment Trusts—0.0%
AvalonBay Communities, Inc. 4.950%, 03/15/13	400,000	420,612

Software—0.1%
Oracle Corp. 5.750%, 04/15/18 (d)	2,310,000	2,533,626

Thrifts & Mortgage Finance—0.0%
Countrywide Financial Corp. 5.800%, 06/07/12	625,000	664,376

Tobacco—0.3%
Philip Morris International, Inc. 4.500%, 03/26/20	5,800,000	5,658,811

U.S. Treasury—10.7%
U.S. Treasury Bonds
3.500%, 02/15/39 (d)	18,615,000	15,063,612
8.000%, 11/15/21 (d)	18,500,000	25,206,250
8.125%, 05/15/21 (d)	28,400,000	38,894,680
8.125%, 08/15/21 (d)	975,000	1,337,883
8.750%, 08/15/20	4,450,000	6,289,799
U.S. Treasury Notes
0.875%, 02/29/12	10,785,000	10,762,675
1.000%, 03/31/12	7,315,000	7,311,562

MSF-25

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes 2.375%, 03/31/15	$9,570,000	$9,543,108
3.625%, 02/15/20 (d)	83,175,000	81,758,447

		196,168,016

Wireless Telecommunication Services—0.9%
America Movil S.A.B. de C.V. 6.375%, 03/01/35	325,000	327,325
Crown Castle Towers, LLC (144A) 6.113%, 01/15/20	7,445,000	7,787,768
Rogers Communications, Inc. 7.500%, 03/15/15	385,000	449,373
Vodafone Group plc 4.150%, 06/10/14	7,375,000	7,658,384

		16,222,850

Yankee—0.3%
Canadian Natural Resources, Ltd. 6.500%, 02/15/37 (d)	1,400,000	1,485,501
Nexen, Inc. 6.400%, 05/15/37	4,075,000	4,107,698

		5,593,199

Total Fixed Income (Identified Cost $2,125,328,868)		2,126,146,429

Fixed Income-Municipal—2.0%

Government Agency—2.0%
Chicago Metropolitan Water Reclamation District
5.720%, 12/01/38	2,435,000	2,491,419
Dallas Area Rapid Transit 5.999%, 12/01/44	1,290,000	1,354,693
Metropolitan Transportation Authority 7.336%, 11/15/39	2,720,000	3,084,480
New York State Dormitory Authority 5.628%, 03/15/39	2,700,000	2,652,750
Port Authority of New York & New Jersey 6.040%, 12/01/29	1,930,000	1,974,950
State of California 7.300%, 10/01/39	3,620,000	3,632,815
5.450%, 04/01/15	10,000,000	10,428,200
State of Texas 5.517%, 04/01/39	6,495,000	6,448,626
Tennessee Valley Authority 5.250%, 09/15/39 (d)	4,590,000	4,538,950

Total Fixed Income-Municipal (Identified Cost $35,820,653)		36,606,883

Short Term Investments—13.5%
Security Description	Shares/Par Amount	Value

Mutual Funds—7.6%
State Street Navigator Securities Lending Prime Portfolio (g)	139,185,439	$139,185,439

Repurchase Agreement—5.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/10 at 0.000% to be repurchased at $108,114,000 on 04/01/10, collateralized by $49,770,000 Federal Farm Credit Bank due 09/09/39 with a value of $51,076,960; by $19,610,000 Federal Home Loan Bank due 07/15/36 with a value of $20,394,400; and by $33,310,000 Federal Home Loan Mortgage Corp. due 07/15/32 with a value of $38,806,150.	$108,114,000	108,114,000

Total Short Term Investments (Identified Cost $247,299,439)		247,299,439

Total Investments—131.2% (Identified Cost $2,408,448,960) (h)		2,410,052,751
Liabilities in excess of other assets		(572,639,087)

Net Assets—100.0%		$1,837,413,664

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2010.
(b)	Security was valued in good faith under procedures established by the Board of Directors.
(c)	Zero Valued Security.
(d)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $136,593,737 and the collateral received consisted of cash in the amount of $139,185,439. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(e)	Non-Income Producing; Defaulted Bond.
(f)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The par amount shown reflects the notional amount of the security.
(g)	Represents investment of cash collateral received from securities lending transactions.
(h)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $2,408,448,960 and the composition of unrealized appreciation and depreciation of investment securities was $36,501,179 and $(34,897,388), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2010, the market value of 144A securities was $100,983,169, which is 5.5% of total net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(EUR)—	Euro
(GBP)—	British Pound

Credit Quality Composition as of March 31, 2010	Percentage of Fixed Income Value
AAA/Government	64.8%
AA	7.5%
A	11.2%
BBB	7.9%
BB	1.0%
B	1.8%
CCC	2.1%
CC	0.5%
C	0.0%
D	0.1%
Not Rated/Other	3.1%

MSF-26

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Forward Contracts
Forward Currency Contracts	Counterparty	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of 3/31/2010	Unrealized Appreciation/ Depreciation
Canadian Dollar (bought)	Citibank	4/21/2010	20,316,505	$19,199,751	$20,003,451	$803,700
Canadian Dollar (sold)	Goldman Sachs	4/21/2010	20,048,000	19,165,120	19,739,083	(573,963)
Canadian Dollar (sold)	Citibank	4/21/2010	268,505	253,746	264,368	(10,622)
Euro (sold)	Citibank	5/26/2010	4,115,500	5,566,214	5,566,385	(171)
Pound Sterling (sold)	Morgan Stanley	4/21/2010	2,831,000	4,583,403	4,297,784	285,619

Net Unrealized Appreciation						$504,563

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2010	Unrealized Appreciation/ Depreciation
U.S. Treasury Notes 5 Year Futures	6/30/2010	240	$27,668,700	$27,562,500	$(106,200)
U.S. Treasury Notes 10 Year Futures	6/21/2010	154	17,857,922	17,902,500	44,578
U.S. Treasury Bond 30 Year Futures	6/21/2010	78	9,076,663	9,057,750	(18,913)
U.S. Treasury Bond Ultra Long Futures	6/21/2010	21	2,556,796	2,519,344	(37,452)

Futures Contracts-Short
U.S. Treasury Notes 2 Year Futures	6/30/2010	(1,301)	(282,569,830)	(282,256,017)	313,813
U.S. Treasury Bond Ultra Long Futures	6/21/2010	(35)	(4,184,104)	(4,198,906)	(14,802)
Euro Dollar Futures	12/31/2010	(55)	(13,636,807)	(13,635,875)	932
Euro Dollar Futures	9/13/2010	(55)	(13,674,757)	(13,676,437)	(1,680)
Euro Dollar Futures	6/14/2010	(55)	(13,696,620)	(13,699,125)	(2,505)
Euro Dollar Futures	12/19/2011	(39)	(9,530,244)	(9,528,187)	2,057
Euro Dollar Futures	6/13/2011	(39)	(9,600,069)	(9,598,388)	1,681
Euro Dollar Futures	9/19/2011	(39)	(9,563,994)	(9,562,800)	1,194
Euro Dollar Futures	3/14/2011	(55)	(13,589,645)	(13,587,750)	1,895
Euro Dollar Futures	3/19/2012	(39)	(9,501,181)	(9,497,963)	3,218

Net Unrealized Appreciation					$187,816

TBA Sale Commitments
Federal Agencies	Face Amount	Value
Federal Home Loan Mortgage Corp.
5.500% (30 Year TBA)	$ (4,300,000)	$(4,525,750)
6.000% (30 Year TBA)	(39,400,000)	(42,365,994)
Federal National Mortgage Association
4.500% (15 Year TBA)	(12,200,000)	(12,653,694)
5.000% (30 Year TBA)	(51,900,000)	(53,327,250)
5.500% (15 Year TBA)	(10,900,000)	(11,627,237)
5.500% (30 Year TBA)	(46,900,000)	(49,325,816)
Government National Mortgage Association
6.500% (30 Year TBA)	(100,000)	(107,680)

Total TBA Sale Commitments (Proceeds Cost $(174,845,644))		$(173,933,421)

MSF-27

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Fixed Income*	$—	$2,126,146,429	$—	$2,126,146,429

Total Fixed Income-Municipal*	—	36,606,883	—	36,606,883

Short Term Investments
Mutual Funds	139,185,439	—	—	139,185,439
Repurchase Agreement	—	108,114,000	—	108,114,000

Total Short Term Investments	139,185,439	108,114,000	—	247,299,439

Total Investments	$139,185,439	$2,270,867,312	$—	$2,410,052,751

Total TBA Sale Commitments	$—	$(173,933,421)	$—	$(173,933,421)

Forward Contracts**
Forward Currency Contracts (Appreciation)	$—	$1,089,319	$—	$1,089,319
Forward Currency Contracts (Depreciation)	—	(584,756)	—	(584,756)

Futures Contracts**
Futures Contracts Long (Depreciation)	(117,987)	—	—	(117,987)
Futures Contracts Short (Appreciation)	305,803	—	—	305,803

Net Derivative Unrealized Appreciation	$187,816	$504,563	$—	$692,379

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures and forwards are valued based on the unrealized appreciation/depreciation on the instrument.

MSF-28

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—62.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.9%
ITT Corp.	46,000	$2,466,060
L-3 Communications Holdings, Inc. (a)	29,000	2,657,270
Northrop Grumman Corp.	163,000	10,687,910
Raytheon Co.	179,000	10,224,480

		26,035,720

Beverages—0.1%
The Coca-Cola Co. (a)	27,000	1,485,000

Biotechnology—0.9%
Amgen, Inc. (b)	221,000	13,206,960

Capital Markets—1.1%
The Goldman Sachs Group, Inc.	87,000	14,844,810

Chemicals—2.3%
Ashland, Inc.	131,000	6,912,870
Celanese Corp. (Series A)	278,000	8,854,300
CF Industries Holdings, Inc.	30,000	2,735,400
Cytec Industries, Inc.	54,000	2,523,960
E. I. du Pont de Nemours & Co.	298,000	11,097,520

		32,124,050

Commercial Banks—0.2%
Wells Fargo & Co.	110,000	3,423,200

Commercial Services & Supplies—0.8%
Avery Dennison Corp. (a)	196,000	7,136,360
Cintas Corp. (a)	133,000	3,735,970

		10,872,330

Communications Equipment—0.2%
Cisco Systems, Inc. (a) (b)	112,000	2,915,360

Computers & Peripherals—3.5%
Apple, Inc. (b)	29,000	6,812,970
Dell, Inc. (b)	708,000	10,627,080
Hewlett-Packard Co.	23,000	1,222,450
International Business Machines Corp.	165,000	21,161,250
Western Digital Corp. (b)	219,000	8,538,810

		48,362,560

Construction & Engineering—0.5%
URS Corp. (a) (b)	144,000	7,143,840

Consumer Finance—0.0%
Capital One Financial Corp.	5,000	207,050

Containers & Packaging—1.0%
Aptargroup, Inc.	18,000	708,300
Crown Holdings, Inc. (b)	324,000	8,735,040
Sonoco Products Co. (a)	37,000	1,139,230
Temple-Inland, Inc.	133,000	2,717,190

		13,299,760

Diversified Consumer Services—0.1%
Service Corp. International	112,000	1,028,160

Security Description	Shares	Value

Diversified Financial Services—0.6%
Bank of America Corp.	260,000	$4,641,000
JPMorgan Chase & Co.	89,000	3,982,750

		8,623,750

Diversified Telecommunication Services—2.5%
AT&T, Inc. (a)	762,000	19,690,080
Verizon Communications, Inc.	488,000	15,137,760

		34,827,840

Electric Utilities—0.0%
Pinnacle West Capital Corp.	13,000	490,490

Electronic Equipment, Instruments & Components—0.1%
Tech Data Corp. (b)	28,500	1,194,150

Energy Equipment & Services—1.8%
Nabors Industries, Ltd. (a) (b)	480,000	9,422,400
National Oilwell Varco, Inc.	249,000	10,104,420
Superior Energy Services, Inc. (b)	20,000	420,400
Tidewater, Inc. (a)	19,100	902,857
Unit Corp. (a) (b)	112,000	4,735,360

		25,585,437

Food & Staples Retailing—1.6%
Safeway, Inc. (a)	387,000	9,620,820
Wal-Mart Stores, Inc.	24,000	1,334,400
Walgreen Co.	310,000	11,497,900

		22,453,120

Food Products—0.7%
Del Monte Foods Co. (a)	108,700	1,587,020
Hormel Foods Corp. (a)	54,000	2,268,540
Sara Lee Corp. (a)	393,000	5,474,490

		9,330,050

Health Care Equipment & Supplies—0.3%
Hospira, Inc. (b)	26,000	1,472,900
Kinetic Concepts, Inc. (a) (b)	33,100	1,582,511
The Cooper Cos., Inc. (a)	24,000	933,120

		3,988,531

Health Care Providers & Services—6.7%
Aetna, Inc.	306,000	10,743,660
AmerisourceBergen Corp.	112,400	3,250,608
Community Health Systems, Inc. (a) (b)	211,200	7,799,616
Health Net, Inc. (b)	340,000	8,455,800
Humana, Inc. (b)	177,000	8,278,290
LifePoint Hospitals, Inc. (a) (b)	69,000	2,537,820
McKesson Corp.	143,000	9,397,960
Medco Health Solutions, Inc. (a) (b)	171,000	11,039,760
Quest Diagnostics, Inc. (a)	50,000	2,914,500
Tenet Healthcare Corp. (a) (b)	1,033,000	5,908,760
UnitedHealth Group, Inc.	355,000	11,597,850
WellPoint, Inc. (b)	177,000	11,395,260

		93,319,884

MSF-29

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—0.4%
Brinker International, Inc. (a)	289,000	$5,571,920

Household Durables—0.6%
Garmin, Ltd. (a)	76,000	2,924,480
Leggett & Platt, Inc. (a)	233,000	5,042,120

		7,966,600

Household Products—0.4%
Procter & Gamble Co.	90,000	5,694,300

Independent Power Producers & Energy Traders—0.2%
NRG Energy, Inc. (a) (b)	140,000	2,926,000

Industrial Conglomerates—0.4%
General Electric Co.	320,000	5,824,000

Insurance—1.6%
American Financial Group, Inc.	46,600	1,325,770
Lincoln National Corp.	110,000	3,377,000
The Chubb Corp.	134,000	6,947,900
The Travelers Cos., Inc.	197,000	10,626,180

		22,276,850

Internet & Catalog Retail—0.7%
Expedia, Inc. (a)	392,000	9,784,320

Internet Software & Services—0.3%
Google, Inc. (Class A) (b)	3,000	1,701,030
VeriSign, Inc. (a) (b)	79,000	2,054,790

		3,755,820

IT Services—1.9%
Automatic Data Processing, Inc.	109,000	4,847,230
Cognizant Technology Solutions Corp. (Class A) (a) (b)	191,000	9,737,180
Computer Sciences Corp. (b)	77,800	4,239,322
DST Systems, Inc. (a) (b)	22,700	940,915
Fiserv, Inc. (a) (b)	124,000	6,294,240
Hewitt Associates, Inc. (b)	26,600	1,058,148

		27,117,035

Machinery—1.1%
Bucyrus International, Inc. (a)	118,000	7,786,820
Dover Corp.	146,000	6,825,500

		14,612,320

Metals & Mining—2.0%
Freeport-McMoRan Copper & Gold, Inc.	142,000	11,862,680
Reliance Steel & Aluminum Co. (a)	126,000	6,202,980
Walter Energy, Inc. (a)	107,000	9,872,890

		27,938,550

Multi-Utilities—0.6%
CMS Energy Corp. (a)	69,200	1,069,832
NiSource, Inc. (a)	491,000	7,757,800

		8,827,632

Security Description	Shares	Value

Multiline Retail—4.9%
Dollar Tree, Inc. (a) (b)	152,000	$9,001,440
J.C. Penney Co., Inc.	299,000	9,618,830
Kohl’s Corp. (b)	177,000	9,696,060
Macy’s, Inc.	447,000	9,731,190
Nordstrom, Inc. (a)	232,000	9,477,200
Sears Holdings Corp. (a) (b)	83,000	8,999,690
Target Corp.	221,000	11,624,600

		68,149,010

Office Electronics—0.7%
Xerox Corp. (a)	1,006,000	9,808,500

Oil, Gas & Consumable Fuels—7.0%
Chevron Corp.	264,000	20,019,120
ConocoPhillips	281,000	14,378,770
Exxon Mobil Corp. (a)	245,000	16,410,100
Marathon Oil Corp.	323,000	10,219,720
Peabody Energy Corp.	194,000	8,865,800
Tesoro Corp. (a)	497,200	6,911,080
The Williams Cos., Inc.	431,000	9,956,100
XTO Energy, Inc. (a)	221,000	10,426,780

		97,187,470

Paper & Forest Products—0.7%
International Paper Co.	371,000	9,130,310

Personal Products—0.8%
Herbalife, Ltd. (a)	41,300	1,904,756
The Estee Lauder Cos., Inc.	147,000	9,535,890

		11,440,646

Pharmaceuticals—3.2%
Endo Pharmaceuticals Holdings, Inc. (b)	50,000	1,184,500
Forest Laboratories, Inc. (b)	260,100	8,156,736
Johnson & Johnson	336,000	21,907,200
Mylan, Inc. (a) (b)	408,000	9,265,680
Pfizer, Inc.	137,000	2,349,550
Watson Pharmaceuticals, Inc. (b)	27,100	1,131,967

		43,995,633

Software—4.0%
BMC Software, Inc. (b)	126,000	4,788,000
CA, Inc.	396,000	9,294,120
Microsoft Corp.	870,000	25,464,900
Oracle Corp.	624,000	16,030,560

		55,577,580

Specialty Retail—3.1%
Advance Auto Parts, Inc. (a)	179,000	7,503,680
AutoNation, Inc. (a) (b)	314,000	5,677,120
Ross Stores, Inc. (a)	183,000	9,785,010
The Gap, Inc.	438,000	10,122,180
The TJX Cos., Inc.	244,000	10,374,880

		43,462,870

Tobacco—0.1%
Reynolds American, Inc. (a)	23,000	1,241,540

MSF-30

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Trading Companies & Distributors—0.1%
WESCO International, Inc. (a) (b)	54,000	$1,874,340

Wireless Telecommunication Services—0.7%
NII Holdings, Inc. (b)	225,000	9,373,500

Total Common Stock (Identified Cost $748,192,979)		868,298,798

Fixed Income—42.9%
Security Description	Par Amount	Value

Aerospace & Defense—0.0%
L-3 Communications Corp.
5.875%, 01/15/15	$150,000	152,625
6.375%, 10/15/15	140,000	143,675

		296,300

Air Freight & Logistics—0.0%
United Parcel Service, Inc. 6.200%, 01/15/38	395,000	429,922

Airlines—0.0%
Continental Airlines, Inc. 5.983%, 04/19/22	300,000	294,750
Delta Air Lines, Inc. 6.821%, 08/10/22 (c)	84,270	84,270

		379,020

Asset Backed—2.5%
Bank of America Auto Trust (144A) 2.130%, 09/16/13	3,850,000	3,908,069
Chase Funding Mortgage Loan Asset-Backed Certificates
5.833%, 04/25/32 (c)	209,232	190,762
Chase Issuance Trust 0.680%, 09/17/12 (c)	4,620,000	4,626,892
Countrywide Asset-Backed Certificates 0.396%, 07/25/36 (c)	2,725,008	1,893,079
0.916%, 07/25/34 (c)	212,542	67,761
1.971%, 12/25/31 (c)	23,097	18,986
5.071%, 12/25/34 (c)	546,757	249,608
Countrywide Asset-Backed Certificates (144A)
0.696%, 03/25/47 (c)	536,336	223,557
Finance America Mortgage Loan Trust 1.296%, 09/25/33 (c)	246,349	181,366
Ford Credit Auto Owner Trust 6.070%, 05/15/14	2,930,000	3,213,960
Fremont Home Loan Trust 1.296%, 12/25/33 (c)	209,628	151,934
Globaldrive BV 4.000%, 10/20/16 (EUR)	1,001,056	1,380,590
GMAC Mortgage Corp. Loan Trust 0.486%, 10/25/34 (c)	441,135	339,331
Greenpoint Mortgage Funding Trust 0.646%, 09/25/34 (c)	259,994	202,182
GSAA Trust 0.346%, 03/25/47 (c)	1,379,381	828,316

Security Description	Par Amount	Value

Asset Backed—(Continued)
Harley-Davidson Motorcycle Trust 1.740%, 09/16/13 (c)	$2,790,000	$2,803,636
Home Equity Asset Trust 0.356%, 07/25/37 (c)	656,728	631,687
Knollwood CDO, Ltd. (144A) 3.450%, 02/08/39 (c) (d) (e)	471,087	0
Long Beach Mortgage Loan Trust 1.896%, 03/25/34 (c)	263,600	113,986
Morgan Stanley Home Equity Loan Trust 0.566%, 09/25/35 (c)	526,282	436,635
Nelnet Student Loan Trust 1.729%, 04/25/24 (c)	150,000	157,684
Residential Asset Securities Corp. 6.349%, 03/25/32	179,524	146,020
SLM Student Loan Trust
0.329%, 04/26/21 (c)	1,142,888	1,139,220
1.349%, 10/25/16 (c)	5,010,000	5,092,366
1.549%, 01/25/28 (c)	1,520,000	1,568,443
1.949%, 07/25/23 (c)	4,100,000	4,334,719
Structured Asset Investment Loan Trust 3.171%, 04/25/33 (c)	40,741	9,643
Structured Asset Securities Corp. 0.496%, 11/25/37 (c)	143,669	133,565

		34,043,997

Beverages—0.4%
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12	4,800,000	4,928,827
5.375%, 01/15/20	950,000	980,002
PepsiCo, Inc. 7.900%, 11/01/18	130,000	161,012

		6,069,841

Biotechnology—0.1%
Life Technologies Corp. 6.000%, 03/01/20	650,000	665,518

Capital Markets—0.6%
Ameriprise Financial, Inc. 5.300%, 03/15/20	700,000	708,149
Credit Suisse USA, Inc. 6.125%, 11/15/11	140,000	150,402
Lehman Brothers Holdings, Inc.
6.500%, 07/19/17 (f)	1,770,000	4,425
6.750%, 12/28/17 (f)	2,505,000	6,263
Morgan Stanley
0.499%, 01/09/12 (c)	2,420,000	2,392,625
0.701%, 10/18/16 (c)	80,000	73,145
4.200%, 11/20/14	780,000	781,721
5.050%, 01/21/11	600,000	619,406
5.625%, 09/23/19	775,000	772,267
6.600%, 04/01/12	415,000	450,262
The Bear Stearns Cos., LLC 6.400%, 10/02/17	240,000	265,132
The Goldman Sachs Group, Inc.
5.375%, 03/15/20	1,750,000	1,733,814
5.625%, 01/15/17	310,000	317,658

		8,275,269

MSF-31

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—1.9%
Banc of America Funding Corp. 0.320%, 07/20/36 (c)	$99,809	$97,713
Bear Stearns Adjustable Rate Mortgage Trust 5.968%, 06/25/47 (c)	3,999,477	3,095,820
Countrywide Alternative Loan Trust
0.430%, 03/20/47 (c)	1,751,630	937,486
0.486%, 12/25/36 (c)	692,925	190,833
5.500%, 11/25/35	2,500,000	1,971,302
5.500%, 04/25/37	1,592,927	1,035,117
Countrywide Home Loan Mortgage Pass-Through Trust
0.446%, 04/25/46 (c)	722,231	363,454
0.586%, 02/25/35 (c)	434,198	300,627
Credit Suisse Mortgage Capital Certificates 6.000%, 10/25/21	781,199	579,650
CS First Boston Mortgage Securities Corp. 6.000%, 01/25/36	2,127,351	1,302,338
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.446%, 02/25/47 (c)	599,128	339,688
Deutsche Mortgage Securities, Inc. (144A) 5.172%, 06/26/35 (c)	280,000	230,188
GSR Mortgage Loan Trust
5.219%, 11/25/35 (c)	1,577,461	1,449,194
6.000%, 07/25/37	1,800,431	1,426,279
Harborview Mortgage Loan Trust
0.547%, 11/19/35 (c)	1,606,125	971,288
0.567%, 09/19/35 (c)	189,912	111,877
1.246%, 11/25/47 (c)	245,033	151,033
Indymac INDA Mortgage Loan Trust 5.835%, 09/25/36 (c)	1,101,630	840,820
Indymac Index Mortgage Loan Trust
0.866%, 06/25/34 (c)	89,664	54,468
5.256%, 10/25/35 (c)	304,726	227,008
JPMorgan Mortgage Trust
5.500%, 03/25/22	318,368	302,300
5.875%, 07/25/36	374,259	343,383
6.500%, 08/25/36	1,117,638	993,257
Mastr Adjustable Rate Mortgages Trust 2.922%, 09/25/33 (c)	303,973	257,141
Mastr Reperforming Loan Trust (144A)
0.596%, 05/25/35 (c)	420,474	341,530
5.780%, 05/25/36 (c)	413,638	335,952
Station Place Securitization Trust (144A) 1.746%, 12/29/10 (c)	2,285,000	2,279,287
WaMu Mortgage Pass-Through Certificates
0.526%, 11/25/45 (c)	475,598	318,631
0.566%, 08/25/45 (c)	434,367	335,703
4.888%, 08/25/35 (c)	1,145,356	954,336
5.677%, 02/25/37 (c)	1,794,901	1,299,365
5.735%, 11/25/36 (c)	550,000	389,725
5.910%, 08/25/36 (c)	270,000	202,219
Wells Fargo Mortgage Backed Securities Trust
5.500%, 03/25/36	1,193,566	1,143,951
6.066%, 09/25/36 (c)	1,068,106	901,467

		26,074,430

Commercial Banks—1.0%
Achmea Hypotheekbank NV (144A) 3.200%, 11/03/14 (c)	1,790,000	1,812,826

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Citibank N.A. 1.750%, 12/28/12	$3,140,000	$3,148,927
Dexia Credit Local (144A) 2.000%, 03/05/13	1,590,000	1,579,697
Eksportfinans A/S 5.500%, 05/25/16	1,450,000	1,597,049
Glitnir Banki Hf (144A)
1.000%, 06/15/16 (c) (f)	230,000	23
6.330%, 07/28/11 (f)	100,000	29,500
6.375%, 09/25/12 (f)	100,000	29,500
JPMorgan Chase Bank N.A. 6.000%, 07/05/17	2,500,000	2,664,820
Landsbanki Islands Hf (144A) 6.100%, 08/25/11 (f)	320,000	36,800
Landwirtschaftliche Rentenbank
4.000%, 02/02/15	335,000	352,275
4.125%, 07/15/13	170,000	180,953
4.375%, 01/15/13	370,000	395,587
5.250%, 07/02/12	580,000	628,045
Royal Bank of Scotland Group plc 5.050%, 01/08/15	300,000	284,058
Santander Issuances S.A. Unipersonal (144A) 5.805%, 06/20/16 (c)	170,000	169,622
The Royal Bank of Scotland plc (144A) 2.625%, 05/11/12	440,000	449,225

		13,358,907

Commercial Mortgage-Backed Securities—4.1%
Banc of America Commercial Mortgage, Inc. 5.039%, 11/10/42 (c)	3,630,000	3,761,412
Bayview Commercial Asset Trust (144A)
0.476%, 07/25/36 (c)	673,621	433,925
0.516%, 04/25/36 (c)	427,803	383,849
Bear Stearns Commercial Mortgage Securities
5.405%, 12/11/40 (c)	600,000	614,351
5.920%, 10/15/36	328,900	333,579
Chase Commerical Mortgage Securities Corp. 7.319%, 10/15/32	1,126,812	1,140,157
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886%, 11/15/44	448,929	448,885
Credit Suisse Mortgage Capital Certificates
5.311%, 12/15/39	4,000,000	3,775,260
5.467%, 09/15/39 (c)	370,000	355,438
CS First Boston Mortgage Securities Corp.
3.936%, 05/15/38 (c)	4,000,000	4,074,478
4.940%, 12/15/35	4,405,000	4,619,016
5.183%, 11/15/36	2,890,000	3,037,905
5.603%, 07/15/35	3,850,000	4,076,325
First Union National Bank Commercial Mortgage
6.663%, 01/12/43	3,250,965	3,352,662
GE Business Loan Trust (144A) 1.530%, 04/15/31 (c)	399,899	213,946
GE Capital Commercial Mortgage Corp.
4.578%, 06/10/48	3,480,000	3,503,347
4.996%, 12/10/37	4,340,000	4,551,218
6.269%, 12/10/35	3,440,000	3,656,277
GMAC Commercial Mortgage Securities, Inc. 7.455%, 08/16/33	1,288,378	1,290,698

MSF-32

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Greenwich Capital Commercial Funding Corp. 5.886%, 07/10/38 (c)	$3,280,000	$3,343,685
LB-UBS Commercial Mortgage Trust
4.071%, 09/15/26	565,234	579,889
5.372%, 09/15/39	1,570,000	1,597,227
5.430%, 02/15/40 (c)	2,800,000	2,694,534
5.642%, 12/15/25 (c)	555,162	569,342
5.934%, 12/15/25	503,800	517,430
LB-UBS Commercial Mortgage Trust (144A) 6.155%, 07/14/16	1,132,744	1,170,550
Salomon Brothers Mortgage Securities VII, Inc. 6.499%, 10/13/11	3,405,448	3,578,338

		57,673,723

Commercial Services & Supplies—0.0%
The Board of Trustees of The Leland Stanford Junior University
4.750%, 05/01/19	395,000	410,330

Consumer Finance—0.3%
American Express Co. 6.800%, 09/01/66 (c)	400,000	390,000
SLM Corp.
5.000%, 10/01/13	160,000	152,858
5.050%, 11/14/14	40,000	37,015
5.125%, 08/27/12	1,700,000	1,689,205
5.375%, 05/15/14	385,000	364,668
5.400%, 10/25/11	890,000	898,350

		3,532,096

Containers & Packaging—0.1%
Ball Corp.
7.125%, 09/01/16	385,000	409,062
7.375%, 09/01/19	385,000	405,694

		814,756

Diversified Financial Services—4.3%
AES Ironwood, LLC 8.857%, 11/30/25	112,820	110,563
AES Red Oak, LLC 9.200%, 11/30/29	50,000	49,250
Anadarko Finance Co. 6.750%, 05/01/11	110,000	115,767
Bank of America Corp. 5.750%, 12/01/17	920,000	943,252
Berkshire Hathaway Finance Corp. 4.750%, 05/15/12	230,000	245,938
BHP Billiton Finance USA, Ltd. 6.500%, 04/01/19	170,000	194,360
BP Capital Markets plc
3.125%, 03/10/12	1,930,000	1,999,304
5.250%, 11/07/13	240,000	264,102
CDP Financial, Inc. (144A) 3.000%, 11/25/14	2,665,000	2,624,063
Citigroup Funding, Inc.
1.875%, 10/22/12	4,000,000	4,031,912
2.125%, 07/12/12	2,075,000	2,112,209

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Credit Suisse Guernsey, Ltd. 5.860%, 05/29/49	$1,020,000	$956,250
Daimler Finance North America, LLC 7.300%, 01/15/12	360,000	392,001
Deutsche Telekom International Finance BV 8.750%, 06/15/30 (c)	330,000	422,634
Eksportfinans ASA 1.875%, 04/02/13	4,220,000	4,203,673
FCE Bank plc
7.125%, 01/15/13 (EUR)	200,000	276,924
7.875%, 02/15/11 (GBP)	750,000	1,162,828
FMC Finance III S.A. 6.875%, 07/15/17	90,000	93,600
Ford Motor Credit Co., LLC 9.750%, 09/15/10 (a) (c)	270,000	276,473
General Electric Capital Corp.
0.369%, 04/10/12 (c)	1,515,000	1,493,058
2.000%, 09/28/12 (a)	2,500,000	2,534,032
2.125%, 12/21/12 (a)	5,455,000	5,526,368
2.625%, 12/28/12	3,400,000	3,491,487
5.000%, 11/15/11	3,705,000	3,910,487
GlaxoSmithKline Capital, Inc. 4.850%, 05/15/13	1,450,000	1,571,656
GMAC, Inc.
7.500%, 12/31/13	116,000	118,030
8.000%, 12/31/18 (a)	109,000	107,365
Goldman Sachs Capital I 6.345%, 02/15/34	200,000	184,671
Goldman Sachs Capital II 5.793%, 12/29/49 (c)	470,000	398,325
HBOS Capital Funding, L.P. (144A) 6.071%, 06/30/49 (c)	50,000	39,000
Intergas Finance BV (144A) 6.375%, 05/14/17	260,000	267,800
Japan Finance Corp. 2.000%, 06/24/11	1,290,000	1,302,825
JPMorgan Chase & Co.
0.902%, 02/26/13 (c)	855,000	859,349
5.125%, 09/15/14	360,000	380,304
5.150%, 10/01/15	190,000	200,513
6.125%, 06/27/17	380,000	409,057
7.900%, 12/31/49 (c)	1,480,000	1,577,828
KazMunaiGaz Finance Sub BV (144A) 8.375%, 07/02/13	220,000	247,225
Lehman Brothers Holdings Capital Trust VII 5.857%, 11/29/49 (f)	325,000	812
Novartis Capital Corp. 2.900%, 04/24/15	2,100,000	2,085,340
Petrobras International Finance Co.
5.750%, 01/20/20	2,375,000	2,433,166
5.875%, 03/01/18	105,000	109,657
6.125%, 10/06/16	180,000	193,901
Shell International Finance BV
4.000%, 03/21/14	2,250,000	2,367,738
6.375%, 12/15/38	160,000	176,193
Sprint Capital Corp. 8.375%, 03/15/12	560,000	582,400

MSF-33

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Telecom Italia Capital S.A.
5.250%, 10/01/15	$1,175,000	$1,203,073
6.000%, 09/30/34	240,000	212,914
Verizon Global Funding Corp. 7.375%, 09/01/12	120,000	135,891
Verizon Wireless Capital, LLC 3.750%, 05/20/11	4,735,000	4,882,391
Wind Acquisition Finance S.A. (144A) 12.000%, 12/01/15 (c)	145,000	156,600
ZFS Finance USA Trust I (144A) 6.500%, 05/09/37 (c)	227,000	214,515

		59,849,074

Diversified Telecommunication Services—0.8%
AT&T, Inc.
5.500%, 02/01/18	240,000	254,796
5.800%, 02/15/19	50,000	53,447
6.500%, 09/01/37	2,850,000	2,955,276
France Telecom S.A. 8.500%, 03/01/31 (c)	150,000	198,967
GTE Corp. 6.940%, 04/15/28	100,000	104,989
Qwest Communications International, Inc. 7.500%, 02/15/14	155,000	157,712
Qwest Communications International, Inc. (Series B)
7.500%, 02/15/14	75,000	76,313
Qwest Corp.
3.507%, 06/15/13 (c)	285,000	287,494
8.875%, 03/15/12	165,000	180,675
Royal KPN NV 8.000%, 10/01/10	350,000	362,268
SBC Communications, Inc. 6.450%, 06/15/34	300,000	306,003
Telefonica Emisiones SAU 4.949%, 01/15/15	1,575,000	1,663,118
Verizon Communications, Inc. 8.750%, 11/01/18	3,400,000	4,265,334
Windstream Corp.
8.125%, 08/01/13	310,000	324,725
8.625%, 08/01/16	145,000	148,262

		11,339,379

Electric Utilities—0.4%
Dominion Resources, Inc. 8.875%, 01/15/19	290,000	365,858
Duke Energy Carolinas, LLC 5.625%, 11/30/12	170,000	186,174
Edison Mission Energy 7.625%, 05/15/27	65,000	41,600
Elwood Energy, LLC 8.159%, 07/05/26	101,010	95,587
Exelon Corp. 5.625%, 06/15/35	205,000	190,370
Florida Power & Light Co.
5.625%, 04/01/34	300,000	294,117
5.950%, 02/01/38	525,000	538,183
Florida Power Corp. 6.400%, 06/15/38	525,000	570,967

Security Description	Par Amount	Value

Electric Utilities—(Continued)
MidAmerican Energy Holdings Co.
5.950%, 05/15/37	$1,125,000	$1,107,512
6.500%, 09/15/37 (c)	725,000	766,671
PECO Energy Co. 4.750%, 10/01/12	650,000	692,749
Southern California Edison Co. 5.950%, 02/01/38	475,000	493,664
Texas Competitive Electric Holdings Co., LLC 10.250%, 11/01/15	309,000	214,755

		5,558,207

Energy Equipment & Services—0.1%
Kinder Morgan Energy Partners, L.P.
5.125%, 11/15/14	200,000	212,314
6.750%, 03/15/11	30,000	31,520
Rockies Express Pipeline, LLC 3.900%, 04/15/15	1,020,000	1,005,980
Tennessee Gas Pipeline Co. 7.000%, 10/15/28	190,000	200,838

		1,450,652

Federal Agencies—19.2%
Farmer Mac Guaranteed Notes Trust (144A) 5.125%, 04/19/17	400,000	418,392
Federal Home Loan Bank
5.368%, 05/01/36 (c)	1,954,874	2,051,237
5.500%, 07/15/36 (a)	360,000	370,486
5.625%, 06/13/16	1,640,000	1,722,485
Federal Home Loan Mortgage Corp.
1.125%, 12/15/11 (a)	7,550,000	7,567,244
1.750%, 06/15/12 (a)	1,700,000	1,716,419
5.500%, 07/01/33	1,868,980	1,984,943
5.500%, 01/01/40	1,391,990	1,471,397
5.500%, 02/01/40	1,268,656	1,341,028
6.000%, 03/01/38	5,910,593	6,350,414
Federal National Mortgage Association
4.000%, 08/25/19	2,999,401	3,110,004
4.000%, TBA	12,000,000	11,987,999
4.500%, 12/01/20	4,819,324	5,066,358
4.500%, TBA	67,600,000	67,664,709
5.000%, 09/01/33	13,585,342	14,095,888
5.000%, 03/01/34	7,309,061	7,583,740
5.000%, 09/25/39	35,246	7,940
5.000%, 02/01/40	15,170,550	15,669,558
5.000%, 04/01/40	4,240,000	4,379,467
5.000%, TBA	3,900,000	4,080,907
5.125%, 01/02/14	1,205,000	1,308,630
5.250%, 09/15/16 (a)	4,060,000	4,480,409
5.500%, 09/01/19	6,065,681	6,540,343
5.500%, 08/01/28	50,404	53,681
5.500%, 04/01/33	557,331	591,476
5.500%, 06/01/36	14,107,174	14,975,859
5.500%, 01/01/37	199,979	211,106
5.500%, 01/01/38	200,000	211,023
5.500%, 02/01/40	1,607,696	1,696,144
5.500%, TBA	32,300,000	33,889,774
6.000%, 03/01/28	42,440	46,188
6.000%, 05/01/28	39,369	42,845

MSF-34

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
6.000%, 06/01/28	$2,988	$3,252
6.000%, 02/01/34	1,699,555	1,844,308
6.000%, 08/01/34	992,506	1,077,039
6.000%, 04/01/35	8,001,980	8,693,522
6.000%, 11/01/39	3,836,817	4,082,072
6.000%, TBA	8,900,000	9,454,223
6.500%, TBA	10,200,000	11,054,250
9.000%, 04/01/16	3	3
Government National Mortgage Association
5.000%, TBA	4,900,000	5,080,687
5.820%, 06/16/39 (c) (g)	11,212,790	1,005,085
6.170%, 01/16/38 (c) (g)	3,257,821	382,763
6.500%, 07/15/14	12,257	13,253
6.580%, 03/20/37 (c) (g)	3,991,746	416,896
7.100%, 01/20/37 (c) (g)	4,790,035	581,488
7.500%, 12/15/14	255,134	276,462
9.000%, 11/15/19	9,831	11,198

		266,664,594

Food & Staples Retailing—0.0%
CVS Pass-Through Trust 6.943%, 01/10/30	391,638	415,266
Wal-Mart Stores, Inc. 6.200%, 04/15/38	80,000	86,152

		501,418

Food Products—0.3%
Kraft Foods, Inc.
5.375%, 02/10/20	1,760,000	1,788,785
6.500%, 08/11/17	1,830,000	2,049,880
6.500%, 02/09/40	440,000	455,963

		4,294,628

Foreign Government—0.6%
Israel Government AID Bond 5.500%, 12/04/23	3,175,000	3,434,382
Mexico Government International Bond 6.750%, 09/27/34	215,000	236,500
Province of Ontario Canada
1.875%, 11/19/12	1,615,000	1,625,344
4.100%, 06/16/14	1,815,000	1,938,946
Russian Federation 7.500%, 03/31/30 (c)	165,600	190,871
United Mexican States 5.125%, 01/15/20	750,000	757,500

		8,183,543

Gas Utilities—0.0%
CenterPoint Energy, Inc. 7.250%, 09/01/10	345,000	352,606

Health Care Equipment & Supplies—0.1%
CareFusion Corp. 6.375%, 08/01/19	850,000	929,520

Security Description	Par Amount	Value

Health Care Providers & Services—0.1%
HCA, Inc. 5.750%, 03/15/14	$358,000	$337,863
HCA, Inc. (144A) 7.250%, 09/15/20	1,290,000	1,307,737

		1,645,600

Independent Power Producers & Energy Traders—0.0%
Energy Future Holdings Corp. 5.550%, 11/15/14	70,000	51,100
NRG Energy, Inc.
7.250%, 02/01/14	140,000	141,050
7.375%, 02/01/16	30,000	29,775

		221,925

Industrial Conglomerates—0.0%
General Electric Co. 5.000%, 02/01/13	250,000	269,493

Insurance—0.4%
Chubb Corp. 6.375%, 03/29/67 (c)	1,100,000	1,106,875
Lincoln National Corp.
6.050%, 04/20/67	675,000	561,937
7.000%, 05/17/66 (c)	640,000	582,400
Teachers Insurance & Annuity Association of America (144A)
6.850%, 12/16/39	710,000	770,160
The Progressive Corp. 6.700%, 06/15/37 (c)	1,040,000	1,021,142
The Travelers Cos., Inc. 6.250%, 03/15/67 (c)	1,125,000	1,107,399

		5,149,913

Media—0.8%
Clear Channel Worldwide Holdings, Inc. (144A)
9.250%, 12/15/17	1,407,000	1,468,559
Comcast Cable Communications, LLC 8.875%, 05/01/17	880,000	1,064,415
Comcast Corp.
6.400%, 03/01/40	225,000	228,697
6.500%, 01/15/17	10,000	11,117
6.950%, 08/15/37	180,000	194,727
7.050%, 03/15/33	235,000	252,725
Cox Communications, Inc. (144A) 8.375%, 03/01/39	975,000	1,219,433
News America, Inc.
6.200%, 12/15/34	660,000	658,271
6.650%, 11/15/37	10,000	10,517
TCI Communications, Inc. 7.875%, 02/15/26	1,300,000	1,490,086
Time Warner Cable, Inc. 6.200%, 07/01/13	960,000	1,059,353
Time Warner Entertainment Co., L.P. 8.375%, 03/15/23	550,000	671,243
Time Warner, Inc.
6.875%, 05/01/12	1,875,000	2,062,416
7.625%, 04/15/31	260,000	296,951

		10,688,510

MSF-35

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Metals & Mining—0.1%
Ispat Inland, U.L.C. 9.750%, 04/01/14	$155,000	$160,037
Steel Dynamics, Inc.
6.750%, 04/01/15	45,000	45,338
7.375%, 11/01/12 (a)	15,000	15,600
Teck Resources, Ltd. 10.750%, 05/15/19	1,150,000	1,408,750
Vale Overseas, Ltd. 6.875%, 11/21/36	245,000	253,465

		1,883,190

Multi-Utilities—0.0%
Pacific Gas & Electric Co.
5.800%, 03/01/37	20,000	19,845
6.050%, 03/01/34	210,000	216,261

		236,106

Office Electronics—0.1%
Xerox Corp. 6.875%, 08/15/11	975,000	1,035,308

Oil, Gas & Consumable Fuels—0.5%
Anadarko Petroleum Corp.
5.950%, 09/15/16	200,000	217,894
6.450%, 09/15/36	160,000	163,062
Canadian Natural Resources, Ltd. 6.250%, 03/15/38	800,000	827,238
Cenovus Energy, Inc. (144A) 6.750%, 11/15/39	745,000	808,001
ConocoPhillips 4.600%, 01/15/15	1,300,000	1,394,233
ConocoPhillips Holding Co. 6.950%, 04/15/29	615,000	705,899
Occidental Petroleum Corp. 7.000%, 11/01/13	220,000	254,836
Pemex Project Funding Master Trust 6.625%, 06/15/35	305,000	300,482
Valero Energy Corp. 6.625%, 06/15/37	1,250,000	1,188,820
XTO Energy, Inc. 6.750%, 08/01/37	920,000	1,077,137

		6,937,602

Paper & Forest Products—0.1%
International Paper Co. 7.300%, 11/15/39	900,000	961,788

Pharmaceuticals—0.3%
Eli Lilly & Co. 3.550%, 03/06/12	920,000	959,914
Roche Holdings, Inc. (144A)
2.252%, 02/25/11 (c)	445,000	453,077
5.000%, 03/01/14	1,975,000	2,133,255
6.000%, 03/01/19	280,000	309,435
Wyeth 5.950%, 04/01/37	390,000	408,322

		4,264,003

Security Description	Par Amount	Value

Real Estate Investment Trusts—0.0%
iStar Financial, Inc. (144A) 10.000%, 06/15/14 (a)	$210,000	$208,950

Software—0.1%
Oracle Corp. 5.750%, 04/15/18	980,000	1,074,872

Tobacco—0.1%
Philip Morris International, Inc. 4.500%, 03/26/20	1,600,000	1,561,051

U.S. Treasury—3.1%
U.S. Treasury Bonds
4.500%, 08/15/39 (a)	360,000	347,625
8.000%, 11/15/21 (a)	3,100,000	4,223,750
8.125%, 05/15/21 (a)	7,800,000	10,682,341
8.750%, 08/15/20	1,500,000	2,120,157
U.S. Treasury Notes
0.875%, 02/29/12 (a)	3,715,000	3,707,310
1.000%, 03/31/12	2,260,000	2,258,938
3.625%, 02/15/20 (a)	20,425,000	20,077,142

		43,417,263

Wireless Telecommunication Services—0.3%
America Movil S.A.B. de C.V. 5.625%, 11/15/17	90,000	95,074
Crown Castle Towers, LLC (144A) 6.113%, 01/15/20	2,045,000	2,139,152
Nextel Communications, Inc. 6.875%, 10/31/13	150,000	146,250
Rogers Communications, Inc. 7.500%, 03/15/15	240,000	280,128
Vodafone Group plc 4.150%, 06/10/14	1,860,000	1,931,471

		4,592,075

Yankee—0.1%
Canadian Natural Resources, Ltd. 6.500%, 02/15/37	100,000	106,107
Nexen, Inc. 6.400%, 05/15/37	1,150,000	1,159,228

		1,265,335

Total Fixed Income (Identified Cost $599,877,048)		596,560,714

Fixed Income-Municipal—0.9%

Government Agency—0.9%
Chicago Metropolitan Water Reclamation District
5.720%, 12/01/38	690,000	705,987
Dallas Area Rapid Transit 5.999%, 12/01/44	375,000	393,806
Metropolitan Transportation Authority 7.336%, 11/15/39	895,000	1,014,930
New York State Dormitory Authority 5.628%, 03/15/39	775,000	761,438

MSF-36

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income-Municipal—(Continued)

Security Description	Par Amount	Value

Government Agency—(Continued)
Port Authority of New York & New Jersey 6.040%, 12/01/29	$565,000	$578,159
State of California
5.450%, 04/01/15	3,300,000	3,441,306
7.300%, 10/01/39	995,000	998,522
State of Texas 5.517%, 04/01/39	1,830,000	1,816,934
Tennessee Valley Authority
5.980%, 04/01/36	430,000	466,834
5.250%, 09/15/39 (a)	2,390,000	2,363,418

Total Fixed Income-Municipal (Identified Cost $12,291,607)		12,541,334

Fixed Income-Convertible—0.1%

Health Care Equipment & Supplies—0.0%
Conceptus, Inc. 2.250%, 02/15/27	25,000	24,031

Household Durables—0.0%
Newell Rubbermaid, Inc. 5.500%, 03/15/14	50,000	93,875

Semiconductors & Semiconductor Equipment—0.1%
Amkor Technology, Inc. (144A) 6.000%, 04/15/14	50,000	125,188
Conexant Systems, Inc. 4.000%, 03/01/26	225,000	225,000
Jazz Technologies, Inc. 8.000%, 12/31/11	75,000	71,625
Jazz Technologies, Inc. (144A) 8.000%, 12/31/11	100,000	95,500

		517,313

Specialty Retail—0.0%
Pier 1 Imports, Inc. 6.375%, 02/15/36 (c)	50,000	49,750
Pier 1 Imports, Inc. (144A) 6.375%, 02/15/36 (c)	100,000	99,500

		149,250

Total Fixed Income-Convertible (Identified Cost $627,444)		784,469

Short Term Investments—3.0%
Security Description	Shares/Par Amount	Value

Mutual Funds—2.9%
State Street Navigator Securities Lending Prime Portfolio (h)	41,140,171	$41,140,171

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/10 at 0.000% to be repurchased at $911,000 on 04/01/10, collateralized by $910,000 Federal Home Loan Mortgage Corp. due 09/14/17 with a value of $933,888.	$911,000	911,000

Total Short Term Investments (Identified Cost $42,051,171)		42,051,171

Total Investments—109.3% (Identified Cost $1,403,040,249) (i)		1,520,236,486
Liabilities in excess of other assets		(129,566,381)

Net Assets—100.0%		$1,390,670,105

(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $41,639,955 and the collateral received consisted of cash in the amount of $41,140,171 and non-cash collateral with a value of $1,544,356. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2010.
(d)	Zero Valued Security.
(e)	Security was valued in good faith under procedures established by the Board of Directors.
(f)	Non-Income Producing; Defaulted Bond.
(g)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The par amount shown reflects the notional amount of the security.
(h)	Represents investment of cash collateral received from securities lending transactions.
(i)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $1,403,040,249 and the composition of unrealized appreciation and depreciation of investment securities was $141,415,179 and $(24,218,942), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2010, the market value of 144A securities was $28,733,588, which is 2.1% of total net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(EUR)—	Euro
(GBP)—	British Pound

Credit Quality Composition as of March 31, 2010	Percentage of Fixed Income Value
AAA/Government	65.2%
AA	6.3%
A	10.3%
BBB	8.8%
BB	1.5%
B	1.5%
CCC	2.0%
CC	0.7%
C	0.0%
D	0.1%
Not Rated/Other	3.6%

MSF-37

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Forward Contracts
Forward Currency Contracts	Counterparty	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of 3/31/2010	Unrealized Appreciation/ Depreciation
Canadian Dollar (bought)	Citibank	4/21/2010	5,570,600	$5,264,396	$5,484,763	$220,367
Canadian Dollar (sold)	Goldman Sachs	4/21/2010	5,497,000	5,254,922	5,412,298	(157,376)
Canadian Dollar (sold)	Citibank	4/21/2010	73,600	69,554	72,466	(2,912)
Euro (sold)	Citibank	5/26/2010	1,141,000	1,543,203	1,543,250	(47)
Pound Sterling (sold)	Morgan Stanley	4/21/2010	786,500	1,273,347	1,193,998	79,349

Net Unrealized Appreciation						$139,381

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2010	Unrealized Appreciation/ Depreciation
U.S. Treasury Notes 5 Year Futures	6/30/2010	371	$42,916,749	$42,607,031	$(309,718)
U.S. Treasury Notes 10 Year Futures	6/21/2010	19	2,203,250	2,208,750	5,500
U.S. Treasury Bond 30 Year Futures	6/21/2010	3	349,102	348,375	(727)
U.S. Treasury Bond Ultra Long Futures	6/21/2010	8	974,018	959,750	(14,268)

Futures Contracts-Short
U.S. Treasury Notes 2 Year Futures	6/30/2010	(351)	(76,211,299)	(76,150,547)	60,752
U.S. Treasury Notes 10 Year Futures	6/21/2010	(150)	(17,374,107)	(17,437,500)	(63,393)
U.S. Treasury Bond 30 Year Futures	6/21/2010	(11)	(1,273,050)	(1,277,375)	(4,325)
Euro Dollar Futures	12/13/2010	(16)	(3,966,914)	(3,966,800)	114
Euro Dollar Futures	9/13/2010	(16)	(3,977,976)	(3,978,600)	(624)
Euro Dollar Futures	6/14/2010	(16)	(3,984,351)	(3,985,200)	(849)
Euro Dollar Futures	12/19/2011	(11)	(2,688,066)	(2,687,438)	628
Euro Dollar Futures	6/13/2011	(11)	(2,707,766)	(2,707,238)	528
Euro Dollar Futures	9/19/2011	(11)	(2,697,591)	(2,697,200)	391
Euro Dollar Futures	3/14/2011	(16)	(3,953,201)	(3,952,800)	401
Euro Dollar Futures	3/19/2010	(11)	(2,679,866)	(2,678,913)	953

Net Unrealized Depreciation					$(324,637)

TBA Sale Commitments
Federal Agencies	Face Amount	Value
Federal Home Loan Mortgage Corp.
5.500% (30 Year TBA)	$(3,200,000)	$(3,368,000)
6.000% (30 Year TBA)	(4,300,000)	(4,598,983)
Federal National Mortgage Association
4.500% (15 Year TBA)	(4,600,000)	(4,771,065)
5.000% (30 Year TBA)	(15,200,000)	(15,618,000)
5.500% (15 Year TBA)	(1,900,000)	(2,026,766)
5.500% (30 Year TBA)	(4,100,000)	(4,321,100)

Total TBA Sale Commitments (Proceeds Cost $(34,706,480))		$(34,703,914)

MSF-38

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$868,298,798	$—	$—	$868,298,798

Total Fixed Income*	—	596,560,714	—	596,560,714

Total Fixed Income-Convertible*	—	784,469	—	784,469

Total Fixed Income-Municipal*	—	12,541,334	—	12,541,334

Short Term Investments
Mutual Funds	41,140,171	—	—	41,140,171
Repurchase Agreement	—	911,000	—	911,000

Total Short Term Investments	41,140,171	911,000	—	42,051,171

Total Investments	$909,438,969	$610,797,517	$—	$1,520,236,486

Total TBA Sale Commitments	$—	$(34,703,914)	$—	$(34,703,914)

Forward Contracts**
Forward Currency Contracts (Appreciation)	$—	$299,716	$—	$299,716
Forward Currency Contracts (Depreciation)	—	(160,335)	—	(160,335)

Futures Contracts**
Futures Contracts Long (Depreciation)	(319,213)	—	—	(319,213)
Futures Contracts Long (Depreciation)	(5,424)	—	—	(5,424)

Net Derivative Unrealized Appreciation/(Depreciation)	$(324,637)	$139,381	$—	$(185,256)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures and forwards are valued based on the unrealized appreciation/depreciation on the instrument.

MSF-39

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—99.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.8%
General Dynamics Corp.	80,000	$6,176,000
L-3 Communications Holdings, Inc.	250,000	22,907,500
Northrop Grumman Corp.	410,000	26,883,700
Raytheon Co.	370,000	21,134,400

		77,101,600

Biotechnology—0.7%
Amgen, Inc. (a)	240,000	14,342,400

Capital Markets—2.4%
The Goldman Sachs Group, Inc.	280,000	47,776,400

Chemicals—4.9%
Albemarle Corp.	70,000	2,984,100
Ashland, Inc.	260,000	13,720,200
Cabot Corp.	120,000	3,648,000
CF Industries Holdings, Inc.	170,000	15,500,600
E. I. du Pont de Nemours & Co.	770,000	28,674,800
Huntsman Corp.	790,000	9,519,500
PPG Industries, Inc.	360,000	23,544,000
Valspar Corp. (b)	70,000	2,063,600

		99,654,800

Commercial Banks—0.4%
Wells Fargo & Co.	250,000	7,780,000

Commercial Services & Supplies—0.2%
Avery Dennison Corp.	110,000	4,005,100

Computers & Peripherals—2.0%
Lexmark International, Inc. (Class A) (a)	10,000	360,800
Seagate Technology (a)	920,000	16,799,200
Teradata Corp. (a)	130,000	3,755,700
Western Digital Corp. (a)	490,000	19,105,100

		40,020,800

Construction & Engineering—0.7%
KBR, Inc.	110,000	2,437,600
URS Corp. (a)	250,000	12,402,500

		14,840,100

Consumer Finance—1.3%
Capital One Financial Corp.	590,000	24,431,900
SLM Corp. (a)	220,000	2,754,400

		27,186,300

Containers & Packaging—1.7%
Ball Corp.	110,000	5,871,800
Bemis Co., Inc.	170,000	4,882,400
Packaging Corp. of America	310,000	7,629,100
Sealed Air Corp.	270,000	5,691,600
Sonoco Products Co.	150,000	4,618,500
Temple-Inland, Inc.	260,000	5,311,800

		34,005,200

Diversified Consumer Services—0.1%
Service Corp. International	110,000	1,009,800

Security Description	Shares	Value

Diversified Financial Services—2.0%
Bank of America Corp.	1,210,000	$21,598,500
JPMorgan Chase & Co.	410,000	18,347,500

		39,946,000

Diversified Telecommunication Services—5.9%
AT&T, Inc.	2,760,000	71,318,400
Verizon Communications, Inc.	1,540,000	47,770,800

		119,089,200

Electric Utilities—1.4%
Edison International	700,000	23,919,000
Pinnacle West Capital Corp.	100,000	3,773,000

		27,692,000

Electrical Equipment—0.8%
General Cable Corp. (a) (b)	200,000	5,400,000
Thomas & Betts Corp.	300,000	11,772,000

		17,172,000

Electronic Equipment, Instruments & Components—1.3%
Ingram Micro, Inc. (a)	724,000	12,706,200
Tech Data Corp. (a)	310,000	12,989,000

		25,695,200

Energy Equipment & Services—5.4%
Atwood Oceanics, Inc. (a)	100,000	3,463,000
Helmerich & Payne, Inc.	310,000	11,804,800
Nabors Industries, Ltd. (a)	910,000	17,863,300
National Oilwell Varco, Inc.	650,000	26,377,000
Pride International, Inc. (a)	300,000	9,033,000
Rowan Cos., Inc. (a) (b)	740,000	21,541,400
Tidewater, Inc.	323,000	15,268,210
Unit Corp. (a)	70,000	2,959,600

		108,310,310

Food & Staples Retailing—0.3%
Safeway, Inc.	270,000	6,712,200

Food Products—3.3%
ConAgra Foods, Inc.	370,000	9,275,900
Del Monte Foods Co.	1,100,000	16,060,000
General Mills, Inc.	250,000	17,697,500
Hormel Foods Corp.	50,000	2,100,500
Sara Lee Corp. (b)	1,550,000	21,591,500

		66,725,400

Gas Utilities—1.3%
Atmos Energy Corp.	460,000	13,142,200
Energen Corp.	50,000	2,326,500
UGI Corp.	390,000	10,350,600

		25,819,300

Health Care Equipment & Supplies—0.8%
Hospira, Inc. (a)	290,000	16,428,500

MSF-40

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—11.0%
Aetna, Inc.	750,000	$26,332,500
AmerisourceBergen Corp.	753,800	21,799,896
Cardinal Health, Inc.	520,000	18,735,600
Community Health Systems, Inc. (a)	445,000	16,433,850
Coventry Health Care, Inc. (a)	400,000	9,888,000
Health Net, Inc. (a)	220,000	5,471,400
Humana, Inc. (a)	220,000	10,289,400
LifePoint Hospitals, Inc. (a)	296,000	10,886,880
McKesson Corp.	270,000	17,744,400
Omnicare, Inc.	335,000	9,477,150
Quest Diagnostics, Inc.	170,000	9,909,300
UnitedHealth Group, Inc.	1,030,000	33,650,100
WellPoint, Inc. (a)	480,000	30,902,400

		221,520,876

Household Durables—0.9%
Garmin, Ltd. (b)	310,000	11,928,800
Leggett & Platt, Inc.	300,000	6,492,000

		18,420,800

Household Products—0.9%
Kimberly-Clark Corp.	290,000	18,235,200

Independent Power Producers & Energy Traders—0.4%
The AES Corp. (a)	780,000	8,580,000

Industrial Conglomerates—1.3%
General Electric Co.	1,490,000	27,118,000

Insurance—10.1%
American Financial Group, Inc.	574,000	16,330,300
Arch Capital Group, Ltd. (a)	130,000	9,912,500
Assurant, Inc.	110,000	3,781,800
Axis Capital Holdings, Ltd.	490,000	15,317,400
Everest Re Group, Ltd.	150,000	12,139,500
HCC Insurance Holdings, Inc.	600,000	16,560,000
Lincoln National Corp.	30,000	921,000
Loews Corp.	190,000	7,083,200
PartnerRe, Ltd.	210,000	16,741,200
RenaissanceRe Holdings, Ltd.	160,000	9,081,600
The Chubb Corp.	470,000	24,369,500
The Travelers Cos., Inc.	550,000	29,667,000
Unum Group	1,000,000	24,770,000
XL Capital, Ltd. (Class A)	920,000	17,388,000

		204,063,000

IT Services—1.4%
Amdocs, Ltd. (a)	120,000	3,613,200
Computer Sciences Corp. (a)	255,000	13,894,950
DST Systems, Inc. (a)	180,000	7,461,000
SAIC, Inc. (a)	150,000	2,655,000

		27,624,150

Machinery—1.0%
Dover Corp.	110,000	5,142,500
Parker Hannifin Corp.	100,000	6,474,000
SPX Corp.	50,000	3,316,000

Security Description	Shares	Value

Machinery—(Continued)
Trinity Industries, Inc. (b)	260,000	$5,189,600

		20,122,100

Metals & Mining—1.6%
Freeport-McMoRan Copper & Gold, Inc.	310,000	25,897,400
Reliance Steel & Aluminum Co.	150,000	7,384,500

		33,281,900

Multi-Utilities—0.9%
CMS Energy Corp.	750,000	11,595,000
DTE Energy Co.	100,000	4,460,000
Integrys Energy Group, Inc. (b)	60,000	2,842,800

		18,897,800

Multiline Retail—3.3%
Big Lots, Inc. (a)	80,000	2,913,600
J.C. Penney Co., Inc.	680,000	21,875,600
Macy’s, Inc.	1,110,000	24,164,700
Sears Holdings Corp. (a)	170,000	18,433,100

		67,387,000

Office Electronics—1.0%
Xerox Corp.	2,060,000	20,085,000

Oil, Gas & Consumable Fuels—13.9%
Chevron Corp.	960,000	72,796,800
ConocoPhillips	910,000	46,564,700
El Paso Corp.	1,900,000	20,596,000
Exxon Mobil Corp.	680,000	45,546,400
Marathon Oil Corp.	880,000	27,843,200
Southern Union Co.	70,000	1,775,900
Spectra Energy Corp.	460,000	10,363,800
The Williams Cos., Inc.	1,130,000	26,103,000
XTO Energy, Inc.	610,000	28,779,800

		280,369,600

Paper & Forest Products—1.3%
International Paper Co.	920,000	22,641,200
MeadWestvaco Corp.	120,000	3,066,000

		25,707,200

Pharmaceuticals—4.3%
Endo Pharmaceuticals Holdings, Inc. (a)	498,000	11,797,620
Forest Laboratories, Inc. (a)	700,000	21,952,000
Johnson & Johnson	510,000	33,252,000
Pfizer, Inc.	460,000	7,889,000
Watson Pharmaceuticals, Inc. (a)	285,000	11,904,450

		86,795,070

Road & Rail—0.4%
Ryder System, Inc.	200,000	7,752,000

Software—1.0%
CA, Inc.	818,000	19,198,460

Specialty Retail—2.8%
AutoNation, Inc. (a) (b)	110,000	1,988,800

MSF-41

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Limited Brands, Inc.	820,000	$20,188,400
RadioShack Corp.	560,000	12,672,800
The Gap, Inc.	930,000	21,492,300

		56,342,300

Tobacco—1.3%
Lorillard, Inc.	50,000	3,762,000
Reynolds American, Inc.	400,000	21,592,000

		25,354,000

Trading Companies & Distributors—0.2%
WESCO International, Inc. (a) (b)	130,000	4,512,300

Total Common Stock (Identified Cost $1,724,164,775)		2,012,679,366

Short Term Investments—0.8%
Security Description	Shares/Par Amount	Value

Mutual Funds—0.4%
State Street Navigator Securities Lending Prime Portfolio (c)	8,340,101	$8,340,101

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/10 at 0.000% to be repurchased at $8,509,000 on 04/01/10, collateralized by $7,890,000 Federal National Mortgage Association due 03/15/16 with a value of $8,682,945.	$8,509,000	8,509,000

Total Short Term Investments (Identified Cost $16,849,101)		16,849,101

Total Investments—100.5% (Identified Cost $1,741,013,876) (d)		2,029,528,467
Liabilities in excess of other assets		(10,550,636)

Net Assets—100.0%		$2,018,977,831

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $9,638,845 and the collateral received consisted of cash in the amount of $8,340,101 and non-cash collateral with a value of $1,435,707. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $1,741,013,114 and the composition of unrealized appreciation and depreciation of investment securities was $295,982,735 and $(7,467,382), respectively.

MSF-42

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$2,012,679,366	$—	$—	$2,012,679,366

Short Term Investments
Mutual Funds	8,340,101	—	—	8,340,101
Repurchase Agreement	—	8,509,000	—	8,509,000

Total Short Term Investments	8,340,101	8,509,000	—	16,849,101

Total Investments	$2,021,019,467	$8,509,000	$—	$2,029,528,467

*	See Schedule of Investments for additional detailed categorizations.

MSF-43

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—99.0% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—2.0%
United Parcel Service, Inc. (Class B)	251,100	$16,173,351

Airlines—2.7%
Delta Air Lines, Inc. (a)	1,203,800	17,563,442
UAL Corp. (a) (b)	206,800	4,042,940

		21,606,382

Beverages—2.3%
The Coca-Cola Co.	336,697	18,518,335

Biotechnology—3.3%
Amgen, Inc. (a)	252,000	15,059,520
Gilead Sciences, Inc. (a)	251,700	11,447,316

		26,506,836

Building Products—0.1%
Masco Corp.	72,100	1,118,992

Capital Markets—0.9%
The Goldman Sachs Group, Inc.	43,000	7,337,090

Chemicals—0.7%
Ecolab, Inc.	131,500	5,779,425

Commercial Banks—1.5%
Wells Fargo & Co.	389,700	12,127,464

Communications Equipment—4.3%
Cisco Systems, Inc. (a)	556,537	14,486,658
F5 Networks, Inc. (a)	95,000	5,843,450
QUALCOMM, Inc.	333,048	13,984,686

		34,314,794

Computers & Peripherals—11.3%
Apple, Inc. (a)	180,517	42,408,859
EMC Corp. (a)	241,000	4,347,640
Hewlett-Packard Co.	450,500	23,944,075
NetApp, Inc. (a)	379,700	12,363,032
Seagate Technology (a)	405,900	7,411,734

		90,475,340

Diversified Financial Services—1.9%
JPMorgan Chase & Co.	170,300	7,620,925
Moody’s Corp. (b)	268,600	7,990,850

		15,611,775

Energy Equipment & Services—1.3%
Schlumberger, Ltd.	85,893	5,450,770
Transocean, Ltd. (a)	55,763	4,816,808

		10,267,578

Food & Staples Retailing—2.7%
Wal-Mart Stores, Inc.	304,556	16,933,314
Whole Foods Market, Inc. (a)	125,700	4,544,055

		21,477,369

Security Description	Shares	Value

Health Care Equipment & Supplies—2.7%
St. Jude Medical, Inc. (a)	251,300	$10,315,865
Zimmer Holdings, Inc. (a)	198,300	11,739,360

		22,055,225

Health Care Providers & Services—2.1%
Express Scripts, Inc. (a)	163,000	16,586,880

Health Care Technology—1.2%
Cerner Corp. (a) (b)	119,100	10,130,646

Hotels, Restaurants & Leisure—4.0%
Darden Restaurants, Inc.	105,400	4,694,516
Las Vegas Sands Corp. (a) (b)	434,680	9,193,482
Starbucks Corp. (a)	365,100	8,860,977
Starwood Hotels & Resorts Worldwide, Inc. (b)	198,710	9,267,834

		32,016,809

Household Products—3.0%
Procter & Gamble Co.	377,300	23,871,771

Internet & Catalog Retail—2.7%
Amazon.com, Inc. (a)	157,700	21,404,621

Internet Software & Services—4.9%
Baidu, Inc. (ADR) (a)	14,100	8,417,700
Google, Inc. (Class A) (a)	54,855	31,103,334

		39,521,034

IT Services—1.0%
Mastercard, Inc.	30,900	7,848,600

Life Sciences Tools & Services—2.2%
Covance, Inc. (a) (b)	153,700	9,435,643
Life Technologies Corp. (a)	154,100	8,054,807

		17,490,450

Machinery—7.7%
Cummins, Inc.	174,100	10,785,495
Danaher Corp.	258,300	20,640,753
Joy Global, Inc.	278,800	15,780,080
PACCAR, Inc. (b)	332,800	14,423,552

		61,629,880

Media—3.0%
CBS Corp. (Class B)	648,010	9,033,259
Comcast Corp. (Class A)	791,400	14,894,148

		23,927,407

Metals & Mining—2.0%
Agnico-Eagle Mines, Ltd.	53,200	2,961,644
Freeport-McMoRan Copper & Gold, Inc.	62,725	5,240,046
United States Steel Corp. (b)	121,300	7,704,976

		15,906,666

Multiline Retail—1.8%
Kohl’s Corp. (a)	265,022	14,517,905

MSF-44

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—2.5%
Anadarko Petroleum Corp.	125,800	$9,162,014
EOG Resources, Inc.	116,400	10,818,216

		19,980,230

Personal Products—1.4%
Avon Products, Inc.	329,800	11,170,326

Pharmaceuticals—4.6%
Abbott Laboratories	330,800	17,426,544
Pfizer, Inc.	614,100	10,531,815
Teva Pharmaceutical Industries, Ltd. (ADR)	140,000	8,831,200

		36,789,559

Professional Services—0.7%
Manpower, Inc.	105,800	6,043,296

Semiconductors & Semiconductor Equipment—4.6%
Broadcom Corp. (a)	247,300	8,205,414
Cree, Inc. (a) (b)	40,300	2,829,866
Lam Research Corp. (a)	208,166	7,768,755
Micron Technology, Inc. (a)	1,043,000	10,836,770
NVIDIA Corp. (a)	404,720	7,034,034

		36,674,839

Software—7.9%
Check Point Software Technologies, Ltd. (a)	345,820	12,124,449
Microsoft Corp.	1,299,500	38,036,365
Salesforce.com, Inc. (a) (b)	176,658	13,152,188

		63,313,002

Specialty Retail—2.1%
Carmax, Inc. (a) (b)	246,500	6,192,080
Home Depot, Inc.	324,400	10,494,340

		16,686,420

Tobacco—1.4%
Philip Morris International, Inc.	214,169	11,171,055

Wireless Telecommunication Services—0.5%
NII Holdings, Inc. (a)	98,300	4,095,178

Total Common Stock (Identified Cost $635,459,236)		794,146,530

Short Term Investments—3.2%
Security Description	Shares/Par Amount	Value

Mutual Funds—2.5%
State Street Navigator Securities Lending Prime Portfolio (c)	19,563,330	$19,563,330

Repurchase Agreement—0.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/10 at 0.000% to be repurchased at $5,680,000 on 04/01/10, collateralized by $5,650,000 Federal Home Loan Mortgage Corp. due 09/14/17 with a value of $5,798,313.	$5,680,000	5,680,000

Total Short Term Investments (Identified Cost $25,243,330)		25,243,330

Total Investments—102.2% (Identified Cost $660,702,566) (d)		819,389,860
Liabilities in excess of other assets		(17,464,975)

Net Assets—100.0%		$801,924,885

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $19,061,907 and the collateral received consisted of cash in the amount of $19,563,330. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $660,702,566 and the composition of unrealized appreciation and depreciation of investment securities was $160,998,225 and $(2,310,931), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-45

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$794,146,530	$—	$—	$794,146,530

Short Term Investments
Mutual Funds	19,563,330	—	—	19,563,330
Repurchase Agreement	—	5,680,000	—	5,680,000

Total Short Term Investments	19,563,330	5,680,000	—	25,243,330

Total Investments	$813,709,860	$5,680,000	$—	$819,389,860

*	See Schedule of Investments for additional detailed categorizations.

MSF-46

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Commercial Paper—54.3% of Net Assets

Security Description	Par Amount	Value

Asset Backed—19.0%
Antalis U.S. Funding Corp. 0.170%, 04/08/10	$7,179,000	$7,178,763
0.260%, 04/16/10	15,000,000	14,998,687
Atlantis One Funding Corp. 0.161%, 04/22/10	16,000,000	15,998,320
Cafco, LLC
0.160%, 04/12/10	15,411,000	15,410,058
0.160%, 04/14/10	3,100,000	3,099,798
0.174%, 05/07/10	25,000,000	24,995,500
Charta, LLC 0.160%, 04/14/10	25,000,000	24,998,375
0.160%, 04/15/10	20,000,000	19,998,600
Ciesco, LLC 0.210%, 06/03/10	13,000,000	12,994,995
Erasmus Capital Corp. 0.120%, 04/01/10	26,595,000	26,595,000
Govco, LLC 0.250%, 06/17/10	22,000,000	21,988,236
Manhattan Asset Funding Co., LLC 0.180%, 04/01/10	20,000,000	20,000,000
Royal Park Investments Funding Corp.
0.280%, 04/09/10	16,228,000	16,227,243
Scaldis Capital, LLC 0.243%, 05/05/10	25,000,000	24,994,806
Starbird Funding Corp. 0.230%, 04/19/10	20,000,000	19,998,100
0.230%, 05/26/10	6,575,000	6,572,690
Straight-A Funding Corp. 0.110%, 05/05/10	21,389,000	21,385,364
Tulip Funding Corp. 0.130%, 04/08/10	20,947,000	20,946,226
Variable Funding 0.195%, 04/08/10	25,000,000	24,999,125
Yorktown Capital, LLC 0.166%, 05/03/10	23,000,000	22,996,524

		366,376,410

Commercial Banks—7.9%
Fortis Funding, LLC 0.140%, 04/06/10	15,000,000	14,999,625
ING U.S. Funding, LLC 0.210%, 06/04/10	20,000,000	19,992,533
JPMorgan Chase & Co. 0.250%, 07/14/10	17,000,000	16,987,722
0.280%, 09/01/10	20,000,000	19,976,200
Nordea North America 0.159%, 04/12/10	35,000,000	34,998,075
NRW Bank 0.220%, 04/05/10	15,000,000	14,999,617
Societe Generale North America, Inc. 0.170%, 04/06/10	15,000,000	14,999,500
0.210%, 04/30/10	15,000,000	14,996,013

		151,949,285

Federal Agencies—10.0%
Federal Home Loan Bank 0.274%, 10/06/11 (a)	20,000,000	19,987,796

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp. 0.010%, 05/05/10	$15,000,000	$14,998,017
0.010%, 06/08/10	25,000,000	24,992,444
0.010%, 06/15/10	8,596,000	8,593,135
0.010%, 06/23/10	15,500,000	15,494,282
0.010%, 07/23/10	13,900,000	13,891,274
0.190%, 02/16/12 (a)	15,000,000	14,988,639
Federal National Mortgage Association
0.010%, 06/21/10	60,000,000	59,978,850
0.010%, 06/23/10	20,000,000	19,993,083

		192,917,520

U.S. Treasury—16.4%
U.S. Treasury Bills
0.010%, 07/01/10	22,000,000	21,969,692
0.010%, 07/15/10	64,900,000	64,833,525
0.500%, 07/29/10	5,000,000	4,992,232
0.010%, 08/12/10	20,000,000	19,987,291
0.010%, 08/19/10	85,000,000	84,942,425
0.010%, 08/26/10	26,000,000	25,972,070
0.010%, 09/09/10	50,000,000	49,948,010
0.010%, 09/23/10	25,000,000	24,972,535
0.010%, 09/30/10	19,280,000	19,256,607

		316,874,387

Yankee—1.0%
BBVA S.A. 1.000%, 04/30/10	19,000,000	18,994,643

Total Commercial Paper (Identified Cost $1,047,112,245)		1,047,112,245

Certificate of Deposit—47.8%

Commercial Banks—23.7%
Banco Bilbao Vizcaya Argentina (NY) 0.245%, 07/12/10 (a)	15,000,000	15,000,377
Bank of Tokyo Mitsubishi UFJ, Ltd.
0.200%, 04/15/10 (a)	14,000,000	14,000,000
0.200%, 05/04/10 (a)	15,000,000	15,000,000
0.300%, 06/24/10 (a)	10,000,000	10,000,000
0.320%, 06/29/10 (a)	20,000,000	20,000,000
BBVA S.A. (NY) 0.320%, 12/13/10 (a)	7,100,000	7,100,000
BNP Paribas S.A. (NY)
0.320%, 04/28/10 (a)	15,000,000	15,000,000
0.220%, 06/04/10 (a)	15,000,000	15,000,000
0.310%, 08/06/10 (a)	15,000,000	15,000,737
BNZ International Funding, Ltd. 0.308%, 02/04/11 (a)	15,500,000	15,501,327
Deutsche Bank AG (NY) 0.190%, 04/08/10 (a)	25,000,000	25,000,000
Rabobank Nederland NV (NY)
0.250%, 05/04/10 (a)	28,000,000	28,000,000
0.200%, 06/07/10 (a)	20,000,000	20,000,000
0.284%, 06/25/10 (a)	15,000,000	15,000,000
0.228%, 01/10/11 (a)	10,000,000	10,000,000

MSF-47

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Certificate of Deposit—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Sumitomo Mitsui Banking Corp. (NY)
0.200%, 04/20/10 (a)	$25,000,000	$25,000,000
Svenska Handelsbanken (NY)
0.190%, 04/13/10 (a)	17,000,000	17,000,212
0.310%, 04/23/10 (a)	12,000,000	12,000,073
0.255%, 07/30/10 (a)	15,000,000	14,999,143
Toronto Dominion Bank (NY) 0.228%, 11/05/10 (a)	15,000,000	15,000,000
0.229%, 12/09/10 (a)	20,000,000	20,000,000
0.228%, 02/04/11 (a)	6,000,000	6,000,000
UBS AG (Stamford)
0.210%, 05/07/10 (a)	20,000,000	20,000,000
Unicredit S.p.A. (NY)
0.210%, 04/06/10 (a)	20,000,000	20,000,000
0.210%, 04/20/10 (a)	10,000,000	10,000,000
0.300%, 05/21/10 (a)	20,000,000	20,000,000
0.300%, 06/18/10 (a)	10,000,000	10,000,000
Westpac Banking Corp. (NY)
0.287%, 10/19/10 (a)	12,360,000	12,360,000
0.300%, 10/21/10 (a)	14,030,000	14,030,000

		455,991,869

Diversified Financial Services—14.3%
Bank of Nova Scotia (Houston) 0.300%, 04/01/10 (a)	20,000,000	20,000,000
0.310%, 05/04/10	20,000,000	20,000,000
Barclays Bank plc (NY)
0.220%, 04/30/10 (a)	8,987,000	8,987,000
0.320%, 06/30/10 (a)	25,000,000	25,000,000
Dexia Credit S.A.
0.305%, 04/19/10 (a)	20,000,000	20,000,092
Lloyds TSB Bank plc (NY)
0.200%, 04/20/10 (a)	25,000,000	25,000,000
Royal Bank of Canada (NY)
0.230%, 11/12/10 (a)	22,500,000	22,500,000
Royal Bank of Scotland plc (CT)
0.516%, 05/18/10 (a)	25,000,000	25,000,000
0.380%, 07/07/10 (a)	15,000,000	15,000,000
0.360%, 07/21/10 (a)	25,000,000	25,000,000

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Societe Generale (NY)
0.215%, 05/19/10 (a)	$15,000,000	$14,999,855
0.255%, 07/12/10 (a)	11,000,000	11,000,000
0.270%, 07/23/10 (a)	12,000,000	12,000,000
State Street Bank & Trust Co.
0.200%, 04/07/10 (a)	30,000,000	30,000,000

		274,486,947

Personal Products—2.8%
Procter & Gamble International Fund
0.259%, 05/07/10 (a)	54,600,000	54,600,000

Yankee—7.0%
Abbey National Treasury Services
0.499%, 07/20/10 (a)	16,875,000	16,875,000
0.250%, 11/17/10 (a)	22,000,000	22,000,000
ASB Finance, Ltd.
0.256%, 05/18/10 (a)	62,000,000	62,000,805
Eksportfinans A/S
0.289%, 11/09/10 (a)	15,000,000	15,000,000
Westpac Trust Securities
0.359%, 11/05/10 (a)	19,200,000	19,200,000

		135,075,805

Total Certificate of Deposit (Identified Cost $920,154,621)		920,154,621

Total Investments—102.1% (Identified Cost $1,967,266,866) (b)		1,967,266,866
Liabilities in excess of other assets		(40,627,610)

Net Assets—100.0%		$1,926,639,256

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2010.
(b)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $1,967,266,866.

MSF-48

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Certificate of Deposit*	$—	$1,047,112,245	$—	$1,047,112,245

Total Commercial Paper*	—	920,154,621	—	920,154,621

Total Investments	$—	$1,967,266,866	$—	$1,967,266,866

*	See Schedule of Investments for additional detailed categorizations.

MSF-49

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—94.4% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—0.2%
United Parcel Service, Inc. (Class B) (a)	108,225	$6,970,772

Automobiles—0.8%
Harley-Davidson, Inc. (a)	1,143,970	32,111,238

Beverages—3.5%
Diageo plc (ADR)	714,800	48,213,260
Heineken Holding NV (EUR)	967,466	43,125,254
The Coca-Cola Co.	869,450	47,819,750

		139,158,264

Capital Markets—5.8%
Ameriprise Financial, Inc.	642,396	29,139,083
GAM Holding, Ltd. (CHF)	1,000,544	12,297,341
Julius Baer Group, Ltd. (CHF)	1,000,544	36,324,844
The Bank of New York Mellon Corp. (a)	4,321,354	133,443,412
The Goldman Sachs Group, Inc.	130,530	22,272,334

		233,477,014

Chemicals—0.6%
Monsanto Co.	230,321	16,449,526
Potash Corp. of Saskatchewan, Inc.	82,093	9,797,799

		26,247,325

Commercial Banks—4.5%
Wells Fargo & Co.	5,786,306	180,069,843

Commercial Services & Supplies—1.5%
Iron Mountain, Inc. (a) (b)	2,225,860	60,988,564

Computers & Peripherals—1.5%
Hewlett-Packard Co.	1,132,970	60,217,356

Construction Materials—1.4%
Martin Marietta Materials, Inc. (a)	384,700	32,141,685
Vulcan Materials Co. (a)	512,850	24,227,034

		56,368,719

Consumer Finance—3.9%
American Express Co.	3,788,224	156,302,122

Containers & Packaging—1.6%
Sealed Air Corp. (a)	3,140,541	66,202,604

Diversified Consumer Services—0.7%
H&R Block, Inc. (a)	1,662,840	29,598,552

Diversified Financial Services—3.2%
Bank of America Corp.	287,291	5,128,144
JPMorgan Chase & Co.	2,035,675	91,096,456
Moody’s Corp. (a)	1,032,250	30,709,438

		126,934,038

Electrical Equipment—0.7%
ABB, Ltd. (ADR)	1,213,970	26,513,105

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—1.2%
Agilent Technologies, Inc. (b)	1,406,170	$48,358,186

Energy Equipment & Services—0.8%
Transocean, Ltd. (b)	350,664	30,290,356

Food & Staples Retailing—6.4%
Costco Wholesale Corp. (a)	2,387,100	142,533,741
CVS Caremark Corp.	3,132,361	114,519,118

		257,052,859

Food Products—1.5%
Mead Johnson Nutrition Co.	285,720	14,866,012
Nestle S.A. (CHF) (a)	373,907	19,156,807
The Hershey Co. (a)	268,252	11,483,868
Unilever NV	463,320	13,973,731

		59,480,418

Health Care Equipment & Supplies—1.1%
Becton, Dickinson & Co. (a)	470,909	37,074,666
CareFusion Corp. (b)	288,550	7,626,376

		44,701,042

Health Care Providers & Services—2.7%
Cardinal Health, Inc.	523,400	18,858,102
Express Scripts, Inc. (b)	712,300	72,483,648
Laboratory Corp. of America Holdings (a) (b)	214,653	16,251,379

		107,593,129

Household Durables—0.2%
Hunter Douglas NV (EUR)	133,851	6,855,151

Household Products—1.7%
Procter & Gamble Co.	1,097,510	69,439,458

Industrial Conglomerates—0.7%
Tyco International, Ltd.	759,562	29,053,247

Insurance—11.3%
Berkshire Hathaway, Inc. (Class A) (a) (b)	1,445	176,001,000
Berkshire Hathaway, Inc. (Class B) (a) (b)	157,300	12,783,771
Everest Re Group, Ltd.	69,600	5,632,728
Fairfax Financial Holdings, Ltd.	39,840	14,941,594
Fairfax Financial Holdings, Ltd. (144A) (CAD)	18,620	7,001,406
Loews Corp.	2,619,344	97,649,144
Markel Corp. (a) (b)	9,870	3,697,894
Principal Financial Group, Inc. (a)	288,300	8,421,243
The Progressive Corp.	4,577,451	87,383,540
Transatlantic Holdings, Inc. (a)	723,746	38,213,789

		451,726,109

Internet & Catalog Retail—0.6%
Amazon.com, Inc. (a) (b)	89,360	12,128,833
Liberty Media Interactive (Series A) (a) (b)	713,150	10,918,326

		23,047,159

MSF-50

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet Software & Services—1.0%
Google, Inc. (Class A) (b)	73,498	$41,674,101

IT Services—0.3%
Visa, Inc. (a)	126,340	11,500,730

Machinery—0.1%
PACCAR, Inc. (a)	123,110	5,335,587

Marine—0.8%
China Shipping Development Co., Ltd. (HKD)	7,692,000	12,520,425
Kuehne & Nagel International AG (CHF)	183,099	18,526,691

		31,047,116

Media—2.0%
Grupo Televisa S.A. (ADR)	765,110	16,082,612
Liberty Media Starz Group (Series A) (b)	56,207	3,073,399
News Corp. (Class A)	1,987,400	28,638,434
The Walt Disney Co. (a)	967,140	33,762,857

		81,557,302

Metals & Mining—1.0%
BHP Billiton plc (GBP)	528,822	18,127,887
Rio Tinto plc (GBP)	340,532	20,178,789

		38,306,676

Oil, Gas & Consumable Fuels—12.9%
Canadian Natural Resources, Ltd.	1,308,900	96,910,956
China Coal Energy Co. (H Shares) (HKD)	16,477,900	25,668,487
ConocoPhillips	186,266	9,531,231
Devon Energy Corp.	1,685,176	108,575,890
EOG Resources, Inc.	1,345,500	125,050,770
Occidental Petroleum Corp.	1,555,930	131,538,322
OGX Petroleo e Gas Participacoes S.A. (BRL) (b)	2,170,000	20,274,684

		517,550,340

Paper & Forest Products—1.1%
Sino-Forest Corp. (CAD) (b)	2,112,670	41,394,312
Sino-Forest Corp. (144A) (CAD) (b)	66,100	1,295,121

		42,689,433

Personal Products—0.1%
Natura Cosmeticos S.A. (BRL)	228,300	4,624,803

Pharmaceuticals—6.5%
Johnson & Johnson	1,332,250	86,862,700
Merck & Co., Inc.	2,861,810	106,888,604
Pfizer, Inc.	3,984,000	68,325,600

		262,076,904

Professional Services—0.6%
Dun & Bradstreet Corp.	333,800	24,841,396

Security Description	Shares	Value

Real Estate Management & Development—0.9%
Brookfield Asset Management, Inc.	486,121	$12,357,196
Hang Lung Group, Ltd. (HKD)	4,492,000	23,731,879

		36,089,075

Semiconductors & Semiconductor Equipment—1.6%
Texas Instruments, Inc.	2,625,713	64,251,197

Software—2.8%
Activision Blizzard, Inc. (a) (b)	1,835,400	22,134,924
Microsoft Corp.	3,023,120	88,486,722

		110,621,646

Specialty Retail—2.5%
Bed Bath & Beyond, Inc. (b)	1,438,300	62,940,008
Carmax, Inc. (a) (b)	1,456,619	36,590,269

		99,530,277

Tobacco—0.9%
Philip Morris International, Inc.	704,563	36,750,006

Transportation Infrastructure—1.2%
China Merchants Holdings International Co., Ltd. (HKD)	9,883,726	36,055,779
COSCO Pacific, Ltd. (HKD) (a)	5,591,500	8,457,182
LLX Logistica S.A. (BRL) (b)	473,500	2,223,953

		46,736,914

Total Common Stock (Identified Cost $2,989,202,110)		3,783,940,133

Fixed Income—0.9%
Security Description	Par Amount	Value

Automobiles—0.6%
Harley-Davidson, Inc. 15.000%, 02/01/14	$19,000,000	24,146,093

Containers & Packaging—0.3%
Sealed Air Corp. (144A) 12.000%, 02/14/14	10,000,000	11,290,180

Total Fixed Income (Identified Cost $29,000,000)		35,436,273

Fixed Income-Convertible—0.2%

Paper & Forest Products—0.2%
Sino-Forest Corp. (144A) 5.000%, 08/01/13	5,844,000	7,056,630

Total Fixed Income-Convertible (Identified Cost $5,844,000)		7,056,630

MSF-51

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Short Term Investments—8.3%

Security Description	Shares/Par Amount	Value

Commercial Paper—4.1%
Intesa Funding, LLC 0.160%, 04/01/10	$40,000,000	$40,000,000
Rabobank USA Financial Co. 0.160%, 04/01/10	40,000,000	40,000,000
Societe Generale North America 0.150%, 04/05/10	33,061,000	33,060,449
Toyota Motor Credit Corp. 0.170%, 04/06/10	25,000,000	24,999,409
UBS Finance Delaware, LLC 0.050%, 04/01/10	26,663,000	26,663,000

		164,722,858

Mutual Funds—4.2%
State Street Navigator Securities Lending Prime Portfolio (c)	167,815,087	167,815,087

Total Short Term Investments (Identified Cost $332,537,945)		332,537,945

Total Investments—103.8% (Identified Cost $3,356,584,055) (d)		4,158,970,981
Liabilities in excess of other assets		(152,276,159)

Net Assets—100.0%		$4,006,694,822

(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $162,606,917 and the collateral received consisted of cash in the amount of $167,815,087. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $3,331,950,914 and the composition of unrealized appreciation and depreciation of investment securities was $905,412,858 and $(78,392,791), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2010, the market value of 144A securities was $26,643,337, which is 0.7% of total net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar

MSF-52

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Air Freight & Logistics	$6,970,772	$—	$—	$6,970,772
Automobiles	32,111,238	—	—	32,111,238
Beverages	96,033,010	43,125,254	—	139,158,264
Capital Markets	184,854,829	48,622,185	—	233,477,014
Chemicals	26,247,325	—	—	26,247,325
Commercial Banks	180,069,843	—	—	180,069,843
Commercial Services & Supplies	60,988,564	—	—	60,988,564
Computers & Peripherals	60,217,356	—	—	60,217,356
Construction Materials	56,368,719	—	—	56,368,719
Consumer Finance	156,302,122	—	—	156,302,122
Containers & Packaging	66,202,604	—	—	66,202,604
Diversified Consumer Services	29,598,552	—	—	29,598,552
Diversified Financial Services	126,934,038	—	—	126,934,038
Electrical Equipment	26,513,105	—	—	26,513,105
Electronic Equipment, Instruments & Components	48,358,186	—	—	48,358,186
Energy Equipment & Services	30,290,356	—	—	30,290,356
Food & Staples Retailing	257,052,859	—	—	257,052,859
Food Products	40,323,611	19,156,807	—	59,480,418
Health Care Equipment & Supplies	44,701,042	—	—	44,701,042
Health Care Providers & Services	107,593,129	—	—	107,593,129
Household Durables	—	6,855,151	—	6,855,151
Household Products	69,439,458	—	—	69,439,458
Industrial Conglomerates	29,053,247	—	—	29,053,247
Insurance	444,724,703	7,001,406	—	451,726,109
Internet & Catalog Retail	23,047,159	—	—	23,047,159
Internet Software & Services	41,674,101	—	—	41,674,101
IT Services	11,500,730	—	—	11,500,730
Machinery	5,335,587	—	—	5,335,587
Marine	—	31,047,116	—	31,047,116
Media	81,557,302	—	—	81,557,302
Metals & Mining	—	38,306,676	—	38,306,676
Oil, Gas & Consumable Fuels	471,607,169	45,943,171	—	517,550,340
Paper & Forest Products	—	42,689,433	—	42,689,433
Personal Products	—	4,624,803	—	4,624,803
Pharmaceuticals	262,076,904	—	—	262,076,904
Professional Services	24,841,396	—	—	24,841,396
Real Estate Management & Development	12,357,196	23,731,879	—	36,089,075
Semiconductors & Semiconductor Equipment	64,251,197	—	—	64,251,197
Software	110,621,646	—	—	110,621,646
Specialty Retail	99,530,277	—	—	99,530,277
Tobacco	36,750,006	—	—	36,750,006
Transportation Infrastructure	—	46,736,914	—	46,736,914

Total Common Stock	3,426,099,338	357,840,795	—	3,783,940,133

Total Fixed Income*	—	35,436,273	—	35,436,273

Total Fixed Income-Convertible*	—	7,056,630	—	7,056,630

MSF-53

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

VALUATION INPUTS—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short Term Investments
Commercial Paper	$—	$164,722,858	$—	$164,722,858
Mutual Funds	167,815,087	—	—	167,815,087

Total Short Term Investments	167,815,087	164,722,858	—	332,537,945

Total Investments	$3,593,914,425	$565,056,556	$—	$4,158,970,981

*	See Schedule of Investments for additional detailed categorizations.

MSF-54

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—99.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—7.7%
BE Aerospace, Inc. (a)	592,250	$18,034,012
Goodrich Corp.	72,250	5,095,070
Precision Castparts Corp.	180,180	22,830,608

		45,959,690

Air Freight & Logistics—1.1%
Atlas Air Worldwide Holdings, Inc. (a)	120,018	6,366,955

Auto Components—0.5%
Standard Motor Products, Inc. (a) (b)	280,920	2,786,726

Beverages—2.0%
Central European Distribution Corp. (a)	124,460	4,357,345
Heckmann Corp. (a) (b)	1,361,910	7,899,078

		12,256,423

Biotechnology—3.6%
AMAG Pharmaceuticals, Inc. (a) (b)	105,120	3,669,739
BioMarin Pharmaceutical, Inc. (a) (b)	280,880	6,564,166
Incyte Corp., Ltd. (a) (b)	231,910	3,237,464
Theravance, Inc. (a) (b)	595,741	7,935,270

		21,406,639

Chemicals—2.0%
Solutia, Inc. (a) (b)	201,470	3,245,682
The Mosaic Co.	141,860	8,620,832

		11,866,514

Communications Equipment—0.8%
CommScope, Inc. (a) (b)	172,910	4,844,938

Construction & Engineering—1.2%
Chicago Bridge & Iron Co., NV (a)	127,600	2,967,976
The Shaw Group, Inc. (a)	129,920	4,471,846

		7,439,822

Consumer Finance—1.5%
SLM Corp. (a) (b)	715,950	8,963,694

Diversified Consumer Services—15.2%
Apollo Group, Inc. (Class A) (a) (b)	197,120	12,081,485
Career Education Corp. (a) (b)	419,320	13,267,285
Corinthian Colleges, Inc. (a) (b)	140,616	2,473,435
DeVry, Inc.	538,058	35,081,382
ITT Educational Services, Inc. (a) (b)	248,290	27,927,659

		90,831,246

Diversified Financial Services—1.5%
Interactive Brokers Group, Inc. (a) (b)	560,449	9,051,251

Electronic Equipment, Instruments & Components—2.3%
Agilent Technologies, Inc. (a)	174,850	6,013,092
Itron, Inc. (a)	104,020	7,548,731

		13,561,823

Security Description	Shares	Value

Energy Equipment & Services—0.6%
Helmerich & Payne, Inc. (b)	20,300	$773,024
Superior Well Services, Inc. (a) (b)	199,100	2,663,958
Weatherford International, Ltd. (a)	22,460	356,216

		3,793,198

Food & Staples Retailing—0.7%
Safeway, Inc.	177,820	4,420,605

Food Products—0.7%
The J. M. Smucker Co.	67,460	4,065,140

Health Care Equipment & Supplies—1.0%
CareFusion Corp. (a)	103,930	2,746,870
NuVasive, Inc. (a) (b)	70,189	3,172,543

		5,919,413

Health Care Providers & Services—7.6%
Express Scripts, Inc. (a)	285,314	29,033,553
Medco Health Solutions, Inc. (a)	249,560	16,111,593

		45,145,146

Hotels, Restaurants & Leisure—0.1%
Penn National Gaming, Inc. (a)	32,600	906,280

Household Durables—0.9%
Harman International Industries, Inc. (a)	78,260	3,661,003
Tempur-Pedic International, Inc. (a)	48,820	1,472,411

		5,133,414

Insurance—4.3%
PartnerRe, Ltd.	107,245	8,549,571
Platinum Underwriters Holdings, Ltd. (b)	109,200	4,049,136
Validus Holdings, Ltd.	478,000	13,159,340

		25,758,047

Internet Software & Services—4.8%
Akamai Technologies, Inc. (a) (b)	227,400	7,142,634
Telecity Group plc (GBP) (a)	3,311,037	21,285,178

		28,427,812

IT Services—1.1%
VeriFone Holdings, Inc. (a) (b)	315,502	6,376,295

Leisure Equipment & Products—1.0%
Polaris Industries, Inc.	118,190	6,046,600

Machinery—0.6%
Cummins, Inc.	58,220	3,606,729

Metals & Mining—6.6%
Allegheny Technologies, Inc. (b)	40,700	2,197,393
Coeur d’Alene Mines Corp. (b)	405,740	6,077,985
Compass Minerals International, Inc.	95,430	7,656,349
IAMGOLD Corp. (CAD)	92,800	1,233,496
Pan American Silver Corp. (CAD) (a)	373,900	8,607,081
Pan American Silver Corp. (a) (b)	39,300	909,795
Schnitzer Steel Industries, Inc.	58,490	3,072,480

MSF-55

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
Silver Wheaton Corp. (CAD) (a)	165,500	$2,599,050
Silver Wheaton Corp. (CAD) (a) (Reinstated Shares)	453,050	7,114,801

		39,468,430

Oil, Gas & Consumable Fuels—5.6%
Alpha Natural Resources, Inc. (a)	93,630	4,671,201
Berry Petroleum Co. (b)	40,560	1,142,170
Denbury Resources, Inc. (a)	114,490	1,931,446
EXCO Resources, Inc. (a) (b)	487,890	8,967,418
Forest Oil Corp. (a) (b)	649,700	16,775,254

		33,487,489

Paper & Forest Products—4.1%
Schweitzer-Mauduit International, Inc. (b)	517,131	24,594,750

Personal Products—0.4%
The Estee Lauder Cos., Inc.	38,670	2,508,523

Pharmaceuticals—1.3%
King Pharmaceuticals, Inc. (a)	636,220	7,481,947

Road & Rail—1.3%
CSX Corp.	83,310	4,240,479
Union Pacific Corp.	47,550	3,485,415

		7,725,894

Semiconductors & Semiconductor Equipment—3.8%
Advanced Micro Devices, Inc. (a)	263,600	2,443,572
Avago Technologies, Ltd. (a)	754,900	15,520,744
Elpida Memory, Inc. (JPY) (a) (b)	242,300	4,748,351

		22,712,667

Software—1.8%
BMC Software, Inc. (a)	276,700	10,514,600

Specialty Retail—0.3%
Yamada Denki Co., Ltd. (JPY) (b)	21,230	1,568,758

Tobacco—0.3%
Alliance One International, Inc. (a) (b)	356,620	1,815,196

Trading Companies & Distributors—0.5%
WESCO International, Inc. (a) (b)	93,880	3,258,575

Transportation Infrastructure—0.4%
Aegean Marine Petroleum Network, Inc. (b)	88,400	2,508,792

Wireless Telecommunication Services—10.3%
American Tower Corp. (Class A) (a)	138,129	5,885,677
NII Holdings, Inc. (a)	1,157,702	48,229,865
SBA Communications Corp. (a) (b)	213,152	7,688,393

		61,803,935

Total Common Stock (Identified Cost $488,502,739)		594,383,956

Short Term Investments—14.1%
Security Description	Shares/Par Amount	Value

Mutual Funds—14.0%
State Street Navigator Securities Lending Prime Portfolio (c)	83,329,689	$83,329,689

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/10 at 0.000% to be repurchased at $780,000 on 04/01/10, collateralized by $780,000 Federal Home Loan Mortgage Corp. due 09/14/17 with a value of $800,475.	$780,000	780,000

Total Short Term Investments (Identified Cost $84,109,689)		84,109,689

Total Investments—113.6% (Identified Cost $572,612,428) (d)		678,493,645
Liabilities in excess of other assets		(81,134,402)

Net Assets—100.0%		$597,359,243

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $80,862,806 and the collateral received consisted of cash in the amount of $83,329,689. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $572,612,428 and the composition of unrealized appreciation and depreciation of investment securities was $117,078,548 and $(11,197,331), respectively.
(CAD)—	Canadian Dollar
(GBP)—	British Pound
(JPY)—	Japanese Yen

MSF-56

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$45,959,690	$—	$—	$45,959,690
Air Freight & Logistics	6,366,955	—	—	6,366,955
Auto Components	2,786,726	—	—	2,786,726
Beverages	12,256,423	—	—	12,256,423
Biotechnology	21,406,639	—	—	21,406,639
Chemicals	11,866,514	—	—	11,866,514
Communications Equipment	4,844,938	—	—	4,844,938
Construction & Engineering	7,439,822	—	—	7,439,822
Consumer Finance	8,963,694	—	—	8,963,694
Diversified Consumer Services	90,831,246	—	—	90,831,246
Diversified Financial Services	9,051,251	—	—	9,051,251
Electronic Equipment, Instruments & Components	13,561,823	—	—	13,561,823
Energy Equipment & Services	3,793,198	—	—	3,793,198
Food & Staples Retailing	4,420,605	—	—	4,420,605
Food Products	4,065,140	—	—	4,065,140
Health Care Equipment & Supplies	5,919,413	—	—	5,919,413
Health Care Providers & Services	45,145,146	—	—	45,145,146
Hotels, Restaurants & Leisure	906,280	—	—	906,280
Household Durables	5,133,414	—	—	5,133,414
Insurance	25,758,047	—	—	25,758,047
Internet Software & Services	7,142,634	21,285,178	—	28,427,812
IT Services	6,376,295	—	—	6,376,295
Leisure Equipment & Products	6,046,600	—	—	6,046,600
Machinery	3,606,729	—	—	3,606,729
Metals & Mining	19,914,002	19,554,428	—	39,468,430
Oil, Gas & Consumable Fuels	33,487,489	—	—	33,487,489
Paper & Forest Products	24,594,750	—	—	24,594,750
Personal Products	2,508,523	—	—	2,508,523
Pharmaceuticals	7,481,947	—	—	7,481,947
Road & Rail	7,725,894	—	—	7,725,894
Semiconductors & Semiconductor Equipment	17,964,316	4,748,351	—	22,712,667
Software	10,514,600	—	—	10,514,600
Specialty Retail	—	1,568,758	—	1,568,758
Tobacco	1,815,196	—	—	1,815,196
Trading Companies & Distributors	3,258,575	—	—	3,258,575
Transportation Infrastructure	2,508,792	—	—	2,508,792
Wireless Telecommunication Services	61,803,935	—	—	61,803,935

Total Common Stock	547,227,241	47,156,715	—	594,383,956

Short Term Investments
Mutual Funds	83,329,689	—	—	83,329,689
Repurchase Agreement	—	780,000	—	780,000

Total Short Term Investments	83,329,689	780,000	—	84,109,689

Total Investments	$630,556,930	$47,936,715	$—	$678,493,645

MSF-57

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—100.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.3%
Lockheed Martin Corp.	63,370	$5,273,651
Precision Castparts Corp. (a)	41,510	5,259,732
United Technologies Corp.	80,780	5,946,216

		16,479,599

Auto Components—0.7%
The Goodyear Tire & Rubber Co. (b)	294,580	3,723,491

Beverages—0.9%
Molson Coors Brewing Co.	102,440	4,308,626

Biotechnology—0.7%
Biogen Idec, Inc. (b)	58,330	3,345,809

Building Products—0.7%
USG Corp. (a) (b)	201,760	3,462,202

Capital Markets—2.8%
Morgan Stanley	262,300	7,682,767
TD Ameritrade Holding Corp. (a) (b)	332,900	6,345,074

		14,027,841

Chemicals—0.4%
Albemarle Corp.	50,260	2,142,584

Commercial Banks—4.8%
SunTrust Banks, Inc. (a)	135,970	3,642,636
Wells Fargo & Co.	646,850	20,129,972

		23,772,608

Commercial Services & Supplies—0.9%
R.R. Donnelley & Sons Co.	209,420	4,471,117

Computers & Peripherals—6.1%
Dell, Inc. (b)	507,420	7,616,374
Hewlett-Packard Co.	158,930	8,447,130
NCR Corp. (b)	323,530	4,464,714
Seagate Technology (b)	216,900	3,960,594
Western Digital Corp. (b)	147,620	5,755,704

		30,244,516

Consumer Finance—0.9%
Capital One Financial Corp.	111,270	4,607,691

Containers & Packaging—1.0%
Owens-Illinois, Inc. (b)	144,950	5,151,523

Diversified Consumer Services—0.8%
Apollo Group, Inc. (Class A) (a) (b)	68,990	4,228,397

Diversified Financial Services—12.1%
Bank of America Corp.	1,301,170	23,225,884
CME Group, Inc.	18,510	5,851,196
Interactive Brokers Group, Inc. (a) (b)	223,870	3,615,501
JPMorgan Chase & Co.	526,658	23,567,945
PHH Corp. (a) (b)	169,010	3,983,566

		60,244,092

Security Description	Shares	Value

Diversified Telecommunication Services—5.6%
AT&T, Inc.	528,040	$13,644,554
CenturyTel, Inc. (a)	148,762	5,275,100
Qwest Communications International, Inc. (a)	1,775,110	9,266,074

		28,185,728

Electric Utilities—3.0%
Allegheny Energy, Inc.	185,040	4,255,920
Edison International	114,650	3,917,590
Exelon Corp.	150,390	6,588,586

		14,762,096

Energy Equipment & Services—2.8%
Noble Corp.	136,490	5,708,012
Patterson-UTI Energy, Inc. (a)	229,250	3,202,622
Transocean, Ltd. (b)	57,060	4,928,843

		13,839,477

Food & Staples Retailing—1.7%
CVS Caremark Corp.	235,800	8,620,848

Food Products—1.5%
Kraft Foods, Inc. (Class A) (a)	251,950	7,618,968

Health Care Equipment & Supplies—0.6%
Kinetic Concepts, Inc. (a) (b)	65,160	3,115,300

Health Care Providers & Services—2.7%
Humana, Inc. (b)	114,340	5,347,682
WellPoint, Inc. (b)	123,690	7,963,162

		13,310,844

Hotels, Restaurants & Leisure—1.0%
Wyndham Worldwide Corp.	200,860	5,168,128

Independent Power Producers & Energy Traders—1.6%
Mirant Corp. (b)	169,540	1,841,204
NRG Energy, Inc. (a) (b)	281,950	5,892,755

		7,733,959

Industrial Conglomerates—1.9%
General Electric Co.	527,620	9,602,684

Insurance—6.2%
ACE, Ltd.	150,314	7,861,422
Assurant, Inc.	120,560	4,144,853
Fidelity National Financial, Inc.	263,010	3,897,808
Genworth Financial, Inc. (Class A) (b)	404,290	7,414,679
Lincoln National Corp.	121,950	3,743,865
MBIA, Inc. (a) (b)	633,570	3,972,484

		31,035,111

Machinery—1.4%
AGCO Corp. (a) (b)	70,950	2,544,977
Navistar International Corp. (a) (b)	102,750	4,596,007

		7,140,984

MSF-58

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Media—4.5%
CBS Corp. (Class B) (a)	489,030	$6,817,078
Comcast Corp. (Class A) (a)	492,130	9,261,887
DISH Network Corp. (b)	309,110	6,435,670

		22,514,635

Metals & Mining—1.1%
Commercial Metals Co. (a)	311,695	4,694,127
United States Steel Corp. (a)	12,280	780,025

		5,474,152

Office Electronics—0.9%
Xerox Corp.	434,510	4,236,473

Oil, Gas & Consumable Fuels—15.3%
Anadarko Petroleum Corp.	79,380	5,781,246
Chevron Corp.	248,400	18,836,172
Exxon Mobil Corp. (a)	209,890	14,058,432
Forest Oil Corp. (a) (b)	74,140	1,914,295
Marathon Oil Corp.	268,380	8,491,543
Occidental Petroleum Corp.	139,320	11,778,113
Overseas Shipholding Group, Inc. (a)	66,430	2,606,049
Petrohawk Energy Corp. (a) (b)	239,840	4,863,955
Valero Energy Corp.	405,220	7,982,834

		76,312,639

Pharmaceuticals—4.8%
King Pharmaceuticals, Inc. (a) (b)	377,990	4,445,162
Pfizer, Inc.	1,132,250	19,418,088

		23,863,250

Road & Rail—1.2%
Norfolk Southern Corp.	106,270	5,939,430

Specialty Retail—3.0%
Best Buy Co., Inc. (a)	137,580	5,852,653
Lowe’s Cos., Inc.	374,020	9,066,245

		14,918,898

Trading Companies & Distributors—0.7%
WESCO International, Inc. (a) (b)	101,100	3,509,181

Wireless Telecommunication Services—2.4%
NII Holdings, Inc. (b)	287,790	11,989,331

Total Common Stock (Identified Cost $424,296,806)		499,102,212

Short Term Investments—8.3%
Security Description	Shares	Value

Mutual Funds—8.3%
State Street Navigator Securities Lending Prime Portfolio (c)	41,325,018	$41,325,018

Total Short Term Investments (Identified Cost $41,325,018)		41,325,018

Total Investments—108.3% (Identified Cost $465,621,824) (d)		540,427,230
Liabilities in excess of other assets		(41,479,970)

Net Assets—100.0%		$498,947,260

(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $44,218,355 and the collateral received consisted of cash in the amount of $41,325,018 and non-cash collateral with a value of $3,920,213. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $465,621,824 and the composition of unrealized appreciation and depreciation of investment securities was $88,348,926 and $(13,543,520), respectively.

MSF-59

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$499,102,212	$—	$—	$499,102,212

Short Term Investments*	41,325,018	—	—	41,325,018

Total Investments	$540,427,230	$—	$—	$540,427,230

*	See Schedule of Investments for additional detailed categorizations.

MSF-60

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—98.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.7%
Precision Castparts Corp.	256,050	$32,444,096
The Boeing Co.	292,830	21,262,386
United Technologies Corp.	307,200	22,612,992

		76,319,474

Auto Components—1.2%
Johnson Controls, Inc.	760,300	25,082,297

Biotechnology—4.4%
Celgene Corp. (a)	535,500	33,179,580
Gilead Sciences, Inc. (a)	976,000	44,388,480
Vertex Pharmaceuticals, Inc. (a) (b)	317,200	12,963,964

		90,532,024

Capital Markets—4.6%
Morgan Stanley	557,200	16,320,388
The Charles Schwab Corp.	1,564,800	29,246,112
The Goldman Sachs Group, Inc.	296,600	50,608,858

		96,175,358

Chemicals—1.0%
Praxair, Inc.	245,100	20,343,300

Communications Equipment—6.1%
Cisco Systems, Inc. (a)	2,283,800	59,447,314
Juniper Networks, Inc. (a)	1,114,700	34,198,996
QUALCOMM, Inc.	780,800	32,785,792

		126,432,102

Computers & Peripherals—10.5%
Apple, Inc. (a)	420,835	98,866,767
Hewlett-Packard Co.	1,171,000	62,238,650
International Business Machines Corp.	151,700	19,455,525
NetApp, Inc. (a)	1,137,300	37,030,488

		217,591,430

Diversified Financial Services—1.2%
JPMorgan Chase & Co.	570,300	25,520,925

Electronic Equipment, Instruments & Components—1.0%
Agilent Technologies, Inc. (a)	603,134	20,741,778

Energy Equipment & Services—2.9%
Schlumberger, Ltd.	946,420	60,059,813

Food & Staples Retailing—2.1%
Costco Wholesale Corp.	639,100	$38,160,661
Whole Foods Market, Inc. (a)	170,900	6,178,035

		44,338,696

Food Products—2.0%
Kraft Foods, Inc. (Class A)	681,700	20,614,608
Unilever plc (ADR)	734,900	21,517,872

		42,132,480

Security Description	Shares	Value

Health Care Equipment & Supplies—3.7%
Alcon, Inc.	232,850	$37,619,246
Baxter International, Inc.	669,500	38,964,900

		76,584,146

Health Care Providers & Services—3.2%
Express Scripts, Inc. (a)	174,800	17,787,648
Medco Health Solutions, Inc. (a)	748,300	48,310,248

		66,097,896

Hotels, Restaurants & Leisure—2.0%
Marriott International, Inc. (b)	772,472	24,348,317
Starbucks Corp. (a)	706,000	17,134,620

		41,482,937

Household Products—1.3%
Colgate-Palmolive Co.	323,500	27,581,610

Internet & Catalog Retail—3.5%
Amazon.com, Inc. (a)	538,400	73,077,032

Internet Software & Services—5.5%
Baidu, Inc. (ADR) (a)	27,706	16,540,482
Google, Inc. (Class A) (a)	143,827	81,551,347
Tencent Holdings, Ltd. (HKD)	772,800	15,457,601

		113,549,430

IT Services—5.9%
Mastercard, Inc.	231,600	58,826,400
Visa, Inc.	685,600	62,410,168

		121,236,568

Life Sciences Tools & Services—0.6%
Illumina, Inc. (a) (b)	307,400	11,957,860

Machinery—0.9%
Cummins, Inc.	308,200	19,092,990

Media—2.6%
The Walt Disney Co.	1,523,497	53,185,280

Multiline Retail—2.0%
Dollar General Corp. (a) (b)	409,780	10,346,945
Target Corp.	602,500	31,691,500

		42,038,445

Oil, Gas & Consumable Fuels—3.0%
Occidental Petroleum Corp.	547,400	46,277,196
Southwestern Energy Co. (a)	366,500	14,923,880

		61,201,076

Pharmaceuticals—7.0%
Abbott Laboratories	439,400	23,147,592
Mylan, Inc. (a) (b)	794,500	18,043,095
Novartis AG (ADR)	359,900	19,470,590
Roche Holding AG (ADR)	490,300	19,866,956
Shire plc (ADR)	361,930	23,872,903
Teva Pharmaceutical Industries, Ltd. (ADR)	654,000	41,254,320

		145,655,456

MSF-61

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Road & Rail—1.5%
Union Pacific Corp.	427,400	$31,328,420

Semiconductors & Semiconductor Equipment—1.8%
Cree, Inc. (a) (b)	9,739	683,873
Intel Corp.	1,672,300	37,225,398

		37,909,271

Software—7.9%
Adobe Systems, Inc. (a)	1,324,100	46,833,417
Microsoft Corp.	2,224,200	65,102,334
Salesforce.com, Inc. (a) (b)	386,860	28,801,727
SolarWinds, Inc. (a)	437,200	9,469,752
VMware, Inc. (a)	233,400	12,440,220

		162,647,450

Specialty Retail—2.4%
Home Depot, Inc.	421,200	13,625,820
Staples, Inc.	889,000	20,793,710
Tiffany & Co.	304,550	14,463,080

		48,882,610

Textiles, Apparel & Luxury Goods—2.9%
Coach, Inc.	425,170	16,802,718
Nike, Inc. (b)	576,170	42,348,495

		59,151,213

Total Common Stock (Identified Cost $1,679,303,012)		2,037,929,367

Short Term Investments—3.7%
Security Description	Shares/Par Amount	Value

Mutual Funds—2.5%
State Street Navigator Securities Lending Prime Portfolio (c)	51,706,548	$51,706,548

Repurchase Agreement—1.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/10 at 0.000% to be repurchased at $24,613,000 on 04/01/10, collateralized by $24,465,000 Federal Home Loan Mortgage Corp. due 09/14/17 with a value of $25,107,206.	$24,613,000	24,613,000

Total Short Term Investments (Identified Cost $76,319,548)		76,319,548

Total Investments—102.1% (Identified Cost $1,755,622,560) (d)		2,114,248,915
Liabilities in excess of other assets		(43,611,548)

Net Assets—100.0%		$2,070,637,367

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $53,209,385 and the collateral received consisted of cash in the amount of $51,706,548 and non-cash collateral with a value of $2,929,384. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $1,755,622,560 and the composition of unrealized appreciation and depreciation of investment securities was $370,425,326 and $ (11,798,971), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(HKD)—	Hong Kong Dollar

MSF-62

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$76,319,474	$—	$—	$76,319,474
Auto Components	25,082,297	—	—	25,082,297
Biotechnology	90,532,024	—	—	90,532,024
Capital Markets	96,175,358	—	—	96,175,358
Chemicals	20,343,300	—	—	20,343,300
Communications Equipment	126,432,102	—	—	126,432,102
Computers & Peripherals	217,591,430	—	—	217,591,430
Diversified Financial Services	25,520,925	—	—	25,520,925
Electronic Equipment, Instruments & Components	20,741,778	—	—	20,741,778
Energy Equipment & Services	60,059,813	—	—	60,059,813
Food & Staples Retailing	44,338,696	—	—	44,338,696
Food Products	42,132,480	—	—	42,132,480
Health Care Equipment & Supplies	76,584,146	—	—	76,584,146
Health Care Providers & Services	66,097,896	—	—	66,097,896
Hotels, Restaurants & Leisure	41,482,937	—	—	41,482,937
Household Products	27,581,610	—	—	27,581,610
Internet & Catalog Retail	73,077,032	—	—	73,077,032
Internet Software & Services	98,091,829	15,457,601	—	113,549,430
IT Services	121,236,568	—	—	121,236,568
Life Sciences Tools & Services	11,957,860	—	—	11,957,860
Machinery	19,092,990	—	—	19,092,990
Media	53,185,280	—	—	53,185,280
Multiline Retail	42,038,445	—	—	42,038,445
Oil, Gas & Consumable Fuels	61,201,076	—	—	61,201,076
Pharmaceuticals	145,655,456	—	—	145,655,456
Road & Rail	31,328,420	—	—	31,328,420
Semiconductors & Semiconductor Equipment	37,909,271	—	—	37,909,271
Software	162,647,450	—	—	162,647,450
Specialty Retail	48,882,610	—	—	48,882,610
Textiles, Apparel & Luxury Goods	59,151,213	—	—	59,151,213

Total Common Stock	2,022,471,766	15,457,601	—	2,037,929,367

Short Term Investments Mutual Funds	51,706,548	—	—	51,706,548
Repurchase Agreement	—	24,613,000	—	24,613,000

Total Short Term Investments	51,706,548	24,613,000	—	76,319,548

Total Investments	$2,074,178,314	$40,070,601	$—	$2,114,248,915

MSF-63

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—97.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
Hexcel Corp. (a)	122,102	$1,763,153

Air Freight & Logistics—1.2%
Atlas Air Worldwide Holdings, Inc. (a)	87,020	4,616,411

Auto Components—1.1%
Amerigon, Inc. (a)	124,992	1,263,669
Tenneco, Inc. (a)	65,532	1,549,832
The Goodyear Tire & Rubber Co. (a)	99,774	1,261,143

		4,074,644

Biotechnology—1.9%
Alexion Pharmaceuticals, Inc. (a)	25,276	1,374,256
Alkermes, Inc. (a) (b)	76,166	987,873
Cepheid, Inc. (a) (b)	91,323	1,596,326
Clinical Data, Inc. (a) (b)	53,910	1,045,854
Incyte Corp., Ltd. (a) (b)	76,171	1,063,347
Regeneron Pharmaceuticals, Inc. (a)	43,754	1,159,044

		7,226,700

Building Products—1.1%
Armstrong World Industries, Inc. (a) (b)	45,713	1,659,839
Griffon Corp. (a)	78,003	971,918
Trex Co., Inc. (a) (b)	73,797	1,571,138

		4,202,895

Capital Markets—3.5%
Ares Capital Corp. (b)	127,520	1,892,397
Evercore Partners, Inc. (b)	45,928	1,377,840
Fifth Street Finance Corp.	146,121	1,696,465
Greenhill & Co., Inc.	17,342	1,423,605
Harris & Harris Group, Inc. (a) (b)	181,623	837,282
JMP Group, Inc. (b)	37,846	321,691
Legg Mason, Inc. (b)	19,693	564,598
Stifel Financial Corp. (a) (b)	76,039	4,087,096
SWS Group, Inc.	97,194	1,120,647

		13,321,621

Chemicals—2.1%
Calgon Carbon Corp. (a) (b)	61,768	1,057,468
Ferro Corp. (a) (b)	140,661	1,236,410
Koppers Holdings, Inc.	46,316	1,311,669
Minerals Technologies, Inc. (b)	18,036	934,986
Olin Corp. (b)	56,123	1,101,133
RPM International, Inc.	67,869	1,448,325
W.R. Grace & Co. (a)	35,777	993,170

		8,083,161

Commercial Banks—4.4%
Cathay General Bancorp	70,826	825,123
First Financial Bancorp (b)	108,992	1,938,968
First Horizon National Corp. (a) (b)	123,996	1,742,150
First Midwest Bancorp, Inc. (b)	80,177	1,086,398
Hancock Holding Co. (b)	38,412	1,606,006
Iberiabank Corp. (b)	43,196	2,592,192
Prosperity Bancshares, Inc. (b)	51,672	2,118,552
Signature Bank (a)	97,916	3,627,788

Security Description	Shares	Value

Commercial Banks—(Continued)
Sterling Bancshares, Inc.	213,427	$1,190,923

		16,728,100

Commercial Services & Supplies—3.3%
EnerNOC, Inc. (a) (b)	44,312	1,315,180
McGrath Rentcorp	33,466	810,881
Rollins, Inc.	153,750	3,333,300
Standard Parking Corp. (a)	113,328	1,860,846
Team, Inc. (a)	39,230	650,826
The Brink’s Co.	13,151	371,253
U.S. Ecology, Inc.	33,919	546,096
Waste Connections, Inc. (a)	104,683	3,555,034

		12,443,416

Communications Equipment—2.4%
Adtran, Inc. (b)	66,588	1,754,594
Brocade Communications Systems, Inc. (a)	159,709	911,938
Ciena Corp. (a)	88,557	1,349,609
DG FastChannel, Inc. (a)	44,515	1,422,254
F5 Networks, Inc. (a)	24,763	1,523,172
Meru Networks, Inc. (a)	39,192	751,311
Tekelec, Inc. (a) (b)	78,210	1,420,293

		9,133,171

Computers & Peripherals—0.6%
Intevac, Inc. (a)	44,393	613,511
Netezza Corp. (a) (b)	119,406	1,527,203

		2,140,714

Construction & Engineering—0.8%
MasTec, Inc. (a) (b)	102,273	1,289,662
MYR Group, Inc. (a) (b)	45,215	737,457
Orion Marine Group, Inc. (a)	63,018	1,137,475

		3,164,594

Consumer Finance—0.9%
Cash America International, Inc.	30,393	1,199,916
Dollar Financial Corp. (a) (b)	87,876	2,114,296

		3,314,212

Containers & Packaging—0.2%
Myers Industries, Inc. (b)	75,424	790,443

Distributors—0.2%
Core-Mark Holding Co., Inc. (a)	30,101	921,392

Diversified Consumer Services—0.8%
Grand Canyon Education, Inc. (a) (b)	59,564	1,557,003
Lincoln Educational Services Corp. (a) (b)	54,871	1,388,236

		2,945,239

Diversified Financial Services—1.3%
MarketAxess Holdings, Inc.	38,197	600,839
MSCI, Inc. (a)	50,858	1,835,974
PHH Corp. (a) (b)	106,741	2,515,885

		4,952,698

MSF-64

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electric Utilities—1.3%
Allete, Inc.	45,545	$1,524,847
ITC Holdings Corp.	36,406	2,002,330
UIL Holdings Corp. (b)	58,660	1,613,150

		5,140,327

Electrical Equipment—2.5%
Baldor Electric Co. (b)	59,782	2,235,847
Encore Wire Corp.	37,477	779,521
General Cable Corp. (a) (b)	35,530	959,310
GrafTech International, Ltd. (a) (b)	79,470	1,086,355
II-VI, Inc. (a)	65,241	2,207,755
Polypore International, Inc. (a)	58,334	1,018,512
Thomas & Betts Corp. (b)	27,895	1,094,600

		9,381,900

Electronic Equipment, Instruments & Components—1.4%
IPG Photonics Corp. (a) (b)	98,895	1,463,646
Littelfuse, Inc. (a)	8,708	330,991
Methode Electronics, Inc.	105,413	1,043,589
Scansource, Inc. (a)	47,155	1,357,121
TTM Technologies, Inc. (a)	110,961	985,333

		5,180,680

Energy Equipment & Services—2.1%
Dresser-Rand Group, Inc. (a)	54,729	1,719,585
Lufkin Industries, Inc.	17,645	1,396,602
Oceaneering International, Inc. (a)	54,832	3,481,284
Tesco Corp. (a)	135,006	1,575,520

		8,172,991

Food & Staples Retailing—0.4%
BJ’s Wholesale Club, Inc. (a)	19,250	712,057
Spartan Stores, Inc.	63,749	919,261

		1,631,318

Food Products—2.0%
Corn Products International, Inc.	28,912	1,002,090
Darling International, Inc. (a) (b)	146,347	1,311,269
Diamond Foods, Inc.	27,733	1,165,895
Fresh Del Monte Produce, Inc. (a)	41,890	848,273
Imperial Sugar Co. (b)	33,167	514,420
J&J Snack Foods Corp.	44,615	1,939,414
Ralcorp Holdings, Inc. (a)	10,163	688,848

		7,470,209

Gas Utilities—1.0%
UGI Corp.	145,474	3,860,880

Health Care Equipment & Supplies—5.0%
AGA Medical Holdings, Inc. (a) (b)	94,036	1,528,085
Align Technology, Inc. (a)	81,062	1,567,739
DexCom, Inc. (a) (b)	117,065	1,139,042
Electro-Optical Sciences, Inc. (a) (b)	108,791	807,229
ev3, Inc. (a)	134,398	2,131,552
Haemonetics Corp. (a)	28,474	1,627,289
Insulet Corp. (a) (b)	101,198	1,527,078
Masimo Corp. (a) (b)	50,539	1,341,811

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Medical Action Industries, Inc. (a)	59,189	$726,249
ResMed, Inc. (a) (b)	24,398	1,552,933
Teleflex, Inc.	35,032	2,244,500
Volcano Corp. (a) (b)	63,583	1,536,165
West Pharmaceutical Services, Inc. (b)	32,630	1,368,829

		19,098,501

Health Care Providers & Services—2.5%
Almost Family, Inc. (a)	15,584	587,361
Bio-Reference Labs, Inc. (a) (b)	34,760	1,528,397
Catalyst Health Solutions, Inc. (a) (b)	37,684	1,559,364
Corvel Corp. (a)	18,546	663,020
Hanger Orthopedic Group, Inc. (a)	63,483	1,154,121
IPC The Hospitalist Co., Inc. (a)	43,726	1,535,220
Mednax, Inc. (a)	27,071	1,575,261
MWI Veterinary Supply, Inc. (a)	18,487	746,875

		9,349,619

Health Care Technology—1.2%
athenahealth, Inc. (a) (b)	24,671	901,972
MedAssets, Inc. (a) (b)	87,566	1,838,886
SXC Health Solutions Corp. (a)	27,031	1,818,645

		4,559,503

Hotels, Restaurants & Leisure—2.5%
Bally Technologies, Inc. (a) (b)	30,993	1,256,456
Bob Evans Farms, Inc.	40,001	1,236,431
Buffalo Wild Wings, Inc. (a) (b)	31,160	1,499,108
California Pizza Kitchen, Inc. (a)	45,432	762,803
Dover Downs Gaming & Entertainment, Inc. (b)	72,962	288,929
Isle of Capri Casinos, Inc. (a) (b)	96,591	751,478
Life Time Fitness, Inc. (a)	25,611	719,669
Panera Bread Co. (a) (b)	18,237	1,394,948
Wyndham Worldwide Corp.	65,349	1,681,430

		9,591,252

Household Durables—1.3%
Jarden Corp. (a)	45,023	1,498,816
Leggett & Platt, Inc.	78,302	1,694,455
Tempur-Pedic International, Inc. (a) (b)	63,025	1,900,834

		5,094,105

Industrial Conglomerates—0.2%
Raven Industries, Inc.	28,261	833,417

Insurance—3.1%
Aspen Insurance Holdings, Ltd.	57,943	1,671,076
Assured Guaranty, Ltd.	42,540	934,604
HCC Insurance Holdings, Inc. (b)	75,562	2,085,511
Primerica, Inc. (a)	12,309	184,635
ProAssurance Corp. (a)	28,369	1,660,721
Reinsurance Group of America, Inc.	31,514	1,655,115
RLI Corp. (b)	25,676	1,464,046
The Hanover Insurance Group, Inc.	29,940	1,305,683
Zenith National Insurance Corp. (b)	18,039	691,255

		11,652,646

MSF-65

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet & Catalog Retail—0.3%
HSN, Inc. (a)	40,816	$1,201,623

Internet Software & Services—2.9%
AOL, Inc. (a)	28,651	724,297
Constant Contact, Inc. (a) (b)	52,874	1,227,734
DealerTrack Holdings, Inc. (a)	79,598	1,359,534
GSI Commerce, Inc. (a) (b)	100,038	2,768,051
IAC/InterActiveCorp. (a)	39,831	905,757
MercadoLibre, Inc. (a)	29,474	1,420,942
Monster Worldwide, Inc. (a) (b)	89,252	1,482,476
WebMD Health Corp. (a) (b)	29,270	1,357,543

		11,246,334

IT Services—2.8%
Alliance Data Systems Corp. (a) (b)	25,586	1,637,248
Broadridge Financial Solutions, Inc.	98,014	2,095,539
Cybersource Corp. (a)	83,199	1,467,631
iGate Corp.	102,905	1,001,266
Lender Processing Services, Inc.	49,363	1,863,453
NCI, Inc. (a)	31,405	949,373
Wright Express Corp. (a)	49,066	1,477,868

		10,492,378

Life Sciences Tools & Services—0.7%
Mettler Toledo International, Inc. (a)	14,568	1,590,826
Pharmaceutical Product Development, Inc.	46,298	1,099,577

		2,690,403

Machinery—3.6%
Actuant Corp.	109,041	2,131,752
Albany International Corp. (Class A)	109,911	2,366,384
Altra Holdings, Inc. (a)	79,625	1,093,251
Bucyrus International, Inc.	23,826	1,572,278
Energy Recovery, Inc. (a) (b)	146,955	925,817
Harsco Corp.	25,396	811,148
John Bean Technologies Corp.	83,276	1,460,661
RBC Bearings, Inc. (a)	33,650	1,072,425
The Middleby Corp. (a) (b)	9,541	549,466
Wabtec Corp.	38,161	1,607,341

		13,590,523

Marine—0.3%
Kirby Corp. (a) (b)	35,304	1,346,848

Media—2.9%
Alloy, Inc. (a)	56,671	464,702
Arbitron, Inc. (b)	37,093	988,899
IMAX Corp. (a) (b)	85,973	1,546,654
John Wiley & Sons, Inc. (b)	52,043	2,252,421
Liberty Media Starz Group (Series A) (a)	31,296	1,711,265
Live Nation, Inc. (a) (b)	143,387	2,079,112
Madison Square Garden, Inc. (a)	18,112	393,574
Scholastic Corp.	59,391	1,662,948

		11,099,575

Security Description	Shares	Value

Metals & Mining—0.9%
Horsehead Holding Corp. (a)	108,797	$1,288,157
Reliance Steel & Aluminum Co.	42,736	2,103,893

		3,392,050

Multi-Utilities—0.3%
NorthWestern Corp.	48,516	1,300,714

Multiline Retail—0.2%
Fred’s, Inc.	49,412	591,956

Oil, Gas & Consumable Fuels—3.8%
Arena Resources, Inc. (a) (b)	38,851	1,297,623
Berry Petroleum Co. (b)	42,836	1,206,262
Brigham Exploration Co. (a)	80,618	1,285,857
Cloud Peak Energy, Inc. (a)	49,437	822,632
Comstock Resources, Inc. (a)	88,546	2,815,763
Concho Resources, Inc. (a)	37,848	1,906,025
Mariner Energy, Inc. (a)	82,250	1,231,283
Penn Virginia Corp.	110,644	2,710,778
Rosetta Resources, Inc. (a) (b)	57,888	1,363,262

		14,639,485

Paper & Forest Products—0.3%
Clearwater Paper Corp. (a)	7,445	366,666
Deltic Timber Corp. (b)	21,085	928,794

		1,295,460

Pharmaceuticals—2.1%
Endo Pharmaceuticals Holdings, Inc. (a)	66,571	1,577,067
Eurand NV (a)	75,179	848,019
Inspire Pharmaceuticals, Inc. (a)	157,086	980,217
Nektar Therapeutics (a) (b)	75,935	1,154,971
Obagi Medical Products, Inc. (a)	83,965	1,022,694
Perrigo Co. (b)	25,310	1,486,203
Somaxon Pharmaceuticals, Inc. (a) (b)	88,807	768,181

		7,837,352

Professional Services—1.3%
ICF International, Inc. (a)	56,838	1,411,856
IHS, Inc. (a) (b)	31,397	1,678,798
Navigant Consulting, Inc. (a)	36,704	445,219
On Assignment, Inc. (a)	176,697	1,259,850

		4,795,723

Real Estate Investment Trusts—2.7%
American Campus Communities, Inc. (b)	82,317	2,276,888
Capstead Mortgage Corp. (b)	130,116	1,556,187
Chimera Investment Corp.	349,223	1,358,477
Digital Realty Trust, Inc. (b)	30,895	1,674,509
National Retail Properties, Inc. (b)	49,773	1,136,318
Potlatch Corp. (b)	61,047	2,139,087

		10,141,466

Real Estate Management & Development—0.4%
Forestar Group, Inc. (a) (b)	76,671	1,447,548

MSF-66

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Road & Rail—0.6%
Con-Way, Inc.	25,363	$890,749
Genesee & Wyoming, Inc. (a)	42,842	1,461,769

		2,352,518

Semiconductors & Semiconductor Equipment—5.6%
Advanced Energy Industries, Inc. (a)	77,232	1,278,962
Applied Micro Circuits Corp. (a)	78,481	677,291
Atmel Corp. (a)	309,489	1,556,730
Cavium Networks, Inc. (a)	48,076	1,195,169
Cohu, Inc. (b)	55,933	770,197
Cymer, Inc. (a) (b)	37,247	1,389,313
EZchip Semiconductor, Ltd. (a) (b)	39,969	786,990
Hittite Microwave Corp. (a)	34,361	1,510,853
Lam Research Corp. (a)	31,354	1,170,131
LSI Corp. (a)	236,988	1,450,367
Netlogic Microsystems, Inc. (a) (b)	46,314	1,363,021
ON Semiconductor Corp. (a)	167,878	1,343,024
Power Integrations, Inc. (b)	27,766	1,143,959
Silicon Laboratories, Inc. (a) (b)	35,547	1,694,526
Teradyne, Inc. (a) (b)	152,649	1,705,089
TriQuint Semiconductor, Inc. (a)	116,132	812,924
Varian Semiconductor Equipment Associates, Inc. (a)	49,804	1,649,509

		21,498,055

Software—5.4%
ArcSight, Inc. (a) (b)	57,559	1,620,286
Ariba, Inc. (a) (b)	140,814	1,809,460
Blackboard, Inc. (a) (b)	43,812	1,825,208
Concur Technologies, Inc. (a) (b)	39,266	1,610,298
Informatica Corp. (a)	82,488	2,215,628
Progress Software Corp. (a)	35,405	1,112,779
Quest Software, Inc. (a)	61,602	1,095,899
Radiant Systems, Inc. (a)	48,083	686,144
Sourcefire, Inc. (a) (b)	59,765	1,371,607
SuccessFactors, Inc. (a)	58,470	1,113,269
Sybase, Inc. (a) (b)	45,647	2,128,063
Tyler Technologies, Inc. (a) (b)	39,943	748,532
Ultimate Software Group, Inc. (a) (b)	50,986	1,679,989
VanceInfo Technologies, Inc. (a)	65,775	1,466,125

		20,483,287

Specialty Retail—4.3%
DSW, Inc. (Class A) (a) (b)	57,831	1,476,425
Genesco, Inc. (a)	43,591	1,351,757
hhgregg, Inc. (a) (b)	58,486	1,476,187
Hibbett Sports, Inc. (a) (b)	56,472	1,444,554
Jo-Ann Stores, Inc. (a)	42,332	1,777,097
Lumber Liquidators Holdings, Inc. (a) (b)	53,053	1,414,924
Monro Muffler Brake, Inc.	44,508	1,591,606
Rue21, Inc. (a)	32,799	1,137,141
Sally Beauty Holdings, Inc. (a) (b)	234,503	2,091,767
Sonic Automotive, Inc. (a)	85,466	940,126
Ulta Salon Cosmetics & Fragrance, Inc. (a) (b)	75,497	1,707,742

		16,409,326

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—2.0%
Fossil, Inc. (a) (b)	56,870	$2,146,274
lululemon athletica, Inc. (a) (b)	36,435	1,512,053
Movado Group, Inc. (a) (b)	48,283	544,632
Phillips-Van Heusen Corp.	35,429	2,032,207
Volcom, Inc. (a) (b)	79,015	1,542,373

		7,777,539

Thrifts & Mortgage Finance—0.5%
Washington Federal, Inc.	92,700	1,883,664

Transportation Infrastructure—0.4%
Aegean Marine Petroleum Network, Inc. (b)	53,852	1,528,320

Water Utilities—0.3%
Middlesex Water Co. (b)	61,079	1,041,397

Total Common Stock (Identified Cost $291,419,884)		370,923,456

Short Term Investments—18.8%
Security Description	Shares/Par Amount	Value

Mutual Funds—15.8%
State Street Navigator Securities Lending Prime Portfolio (c)	60,014,825	60,014,825

Repurchase Agreement—3.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/10 at 0.000% to be repurchased at $11,389,000 on 04/01/10, collateralized by $10,560,000 Federal National Mortgage Association due 03/15/16 with a value of $11,621,280.	$11,389,000	11,389,000

Total Short Term Investments (Identified Cost $71,403,825)		71,403,825

Total Investments—116.2% (Identified Cost $362,823,709) (d)		442,327,281
Liabilities in excess of other assets		(61,574,930)

Net Assets—100.0%		$380,752,351

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $58,632,056 and the collateral received consisted of cash in the amount of $60,014,825 and non-cash collateral with a value of $451,217. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $362,826,196 and the composition of unrealized appreciation and depreciation of investment securities was $85,231,811 and $(5,730,726), respectively.

MSF-67

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Core Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$370,923,456	$—	$—	$370,923,456

Short Term Investments
Mutual Funds	60,014,825	—	—	60,014,825
Repurchase Agreement	—	11,389,000	—	11,389,000

Total Short Term Investments	60,014,825	11,389,000	—	71,403,825

Total Investments	$430,938,281	$11,389,000	$—	$442,327,281

*	See Schedule of Investments for additional detailed categorizations.

MSF-68

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—97.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.1%
Hexcel Corp. (a)	70,332	$1,015,594

Air Freight & Logistics—1.3%
Atlas Air Worldwide Holdings, Inc. (a)	21,822	1,157,657

Auto Components—0.8%
Amerigon, Inc. (a)	72,859	736,604

Biotechnology—4.7%
Alexion Pharmaceuticals, Inc. (a)	14,694	798,913
Alkermes, Inc. (a)	44,376	575,557
Cepheid, Inc. (a) (b)	52,872	924,203
Clinical Data, Inc. (a) (b)	31,423	609,606
Incyte Corp., Ltd. (a) (b)	44,399	619,810
Regeneron Pharmaceuticals, Inc. (a)	25,203	667,627

		4,195,716

Building Products—1.0%
Trex Co., Inc. (a) (b)	43,010	915,683

Capital Markets—3.5%
Evercore Partners, Inc. (b)	26,768	803,040
Greenhill & Co., Inc.	9,989	819,997
Harris & Harris Group, Inc. (a) (b)	104,617	482,285
Stifel Financial Corp. (a) (b)	19,143	1,028,936

		3,134,258

Commercial Banks—1.1%
Signature Bank (a)	25,996	963,152

Commercial Services & Supplies—1.9%
EnerNOC, Inc. (a) (b)	25,524	757,552
Waste Connections, Inc. (a)	27,591	936,991

		1,694,543

Communications Equipment—3.9%
Brocade Communications Systems, Inc. (a)	91,995	525,291
Ciena Corp. (a) (b)	51,010	777,392
DG FastChannel, Inc. (a)	25,949	829,071
F5 Networks, Inc. (a)	14,396	885,498
Meru Networks, Inc. (a)	22,866	438,341

		3,455,593

Computers & Peripherals—1.0%
Netezza Corp. (a) (b)	68,780	879,696

Construction & Engineering—1.6%
MasTec, Inc. (a) (b)	58,911	742,868
Orion Marine Group, Inc. (a) (b)	36,299	655,197

		1,398,065

Diversified Consumer Services—1.9%
Grand Canyon Education, Inc. (a) (b)	34,720	907,581
Lincoln Educational Services Corp. (a) (b)	31,606	799,632

		1,707,213

Diversified Financial Services—1.2%
MSCI, Inc. (a)	29,295	1,057,549

Security Description	Shares	Value

Electrical Equipment—0.7%
Polypore International, Inc. (a)	34,002	$593,675

Electronic Equipment, Instruments & Components—0.9%
IPG Photonics Corp. (a) (b)	56,965	843,082

Energy Equipment & Services—2.1%
Oceaneering International, Inc. (a)	15,164	962,762
Tesco Corp. (a)	77,765	907,518

		1,870,280

Food Products—0.8%
Diamond Foods, Inc.	16,022	673,565

Health Care Equipment & Supplies—8.5%
AGA Medical Holdings, Inc. (a) (b)	54,839	891,134
Align Technology, Inc. (a)	47,209	913,022
DexCom, Inc. (a) (b)	68,143	663,032
Electro-Optical Sciences, Inc. (a) (b)	63,345	470,020
ev3, Inc. (a)	77,415	1,227,802
Insulet Corp. (a)	58,291	879,611
Masimo Corp. (a) (b)	29,111	772,897
ResMed, Inc. (a) (b)	14,222	905,230
Volcano Corp. (a) (b)	36,964	893,050

		7,615,798

Health Care Providers & Services—3.8%
Bio-Reference Labs, Inc. (a) (b)	20,208	888,546
Catalyst Health Solutions, Inc. (a)	21,707	898,236
Hanger Orthopedic Group, Inc. (a)	36,972	672,151
IPC The Hospitalist Co., Inc. (a)	25,187	884,315

		3,343,248

Health Care Technology—3.0%
athenahealth, Inc. (a) (b)	14,361	525,038
MedAssets, Inc. (a) (b)	50,439	1,059,219
SXC Health Solutions Corp. (a)	15,763	1,060,535

		2,644,792

Hotels, Restaurants & Leisure—3.2%
Bally Technologies, Inc. (a) (b)	17,852	723,720
Buffalo Wild Wings, Inc. (a) (b)	17,949	863,526
Life Time Fitness, Inc. (a)	14,929	419,505
Panera Bread Co. (a) (b)	10,602	810,947

		2,817,698

Household Durables—1.2%
Tempur-Pedic International, Inc. (a) (b)	36,303	1,094,898

Internet Software & Services—6.2%
Constant Contact, Inc. (a) (b)	30,778	714,665
DealerTrack Holdings, Inc. (a) (b)	45,850	783,118
GSI Commerce, Inc. (a) (b)	57,623	1,594,428
MercadoLibre, Inc. (a) (b)	17,180	828,248
Monster Worldwide, Inc. (a) (b)	51,968	863,189
WebMD Health Corp. (a) (b)	17,016	789,202

		5,572,850

MSF-69

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

IT Services—1.0%
Cybersource Corp. (a)	47,924	$845,379

Machinery—1.6%
Bucyrus International, Inc.	13,756	907,759
Energy Recovery, Inc. (a) (b)	84,648	533,282

		1,441,041

Media—1.0%
IMAX Corp. (a)	49,699	894,085

Oil, Gas & Consumable Fuels—3.9%
Brigham Exploration Co. (a) (b)	46,867	747,529
Comstock Resources, Inc. (a)	25,328	805,431
Concho Resources, Inc. (a)	21,801	1,097,898
Rosetta Resources, Inc. (a)	33,344	785,251

		3,436,109

Pharmaceuticals—2.4%
Eurand NV (a) (b)	43,304	488,469
Inspire Pharmaceuticals, Inc. (a)	90,484	564,620
Nektar Therapeutics (a) (b)	44,144	671,430

Somaxon Pharmaceuticals, Inc. (a) (b)	51,702	447,223

		2,171,742

Professional Services—2.8%
ICF International, Inc. (a)	32,739	813,236
IHS, Inc. (a)	18,085	967,005
On Assignment, Inc. (a)	102,906	733,720

		2,513,961

Semiconductors & Semiconductor Equipment—8.5%
Advanced Energy Industries, Inc. (a)	44,898	743,511
Cavium Networks, Inc. (a)	27,692	688,423
Cymer, Inc. (a)	21,455	800,271
EZchip Semiconductor, Ltd. (a)	23,284	458,462
Hittite Microwave Corp. (a)	19,792	870,254
Lam Research Corp. (a)	18,277	682,098
Netlogic Microsystems, Inc. (a) (b)	26,682	785,251
Power Integrations, Inc. (b)	16,162	665,874
Silicon Laboratories, Inc. (a) (b)	20,476	976,091
Varian Semiconductor Equipment Associates, Inc. (a)	28,688	950,147

		7,620,382

Software—10.0%
ArcSight, Inc. (a) (b)	33,515	943,447
Ariba, Inc. (a) (b)	81,111	1,042,276
Blackboard, Inc. (a) (b)	25,236	1,051,332
Concur Technologies, Inc. (a)	22,863	937,612
Informatica Corp. (a)	47,514	1,276,226
Sourcefire, Inc. (a) (b)	34,425	790,054
SuccessFactors, Inc. (a)	34,077	648,826
Tyler Technologies, Inc. (a) (b)	23,279	436,248
Ultimate Software Group, Inc. (a)	29,369	967,709
VanceInfo Technologies, Inc. (a)	38,238	852,325

		8,946,055

Security Description	Shares	Value

Specialty Retail—6.6%
DSW, Inc. (Class A) (a) (b)	33,311	$850,430
hhgregg, Inc. (a) (b)	34,044	859,271
Hibbett Sports, Inc. (a) (b)	32,529	832,092
Lumber Liquidators Holdings, Inc. (a) (b)	30,559	815,008
Monro Muffler Brake, Inc. (b)	25,637	916,779
Rue21, Inc. (a)	18,949	656,962

Ulta Salon Cosmetics & Fragrance, Inc. (a)	43,487	983,676

		5,914,218

Textiles, Apparel & Luxury Goods—3.3%
lululemon athletica, Inc. (a) (b)	21,208	880,132
Phillips-Van Heusen Corp.	20,623	1,182,935
Volcom, Inc. (a) (b)	46,018	898,272

		2,961,339

Transportation Infrastructure—1.0%
Aegean Marine Petroleum Network, Inc. (b)	31,347	889,628

Total Common Stock (Identified Cost $63,105,808)		87,015,148

Short Term Investments—17.2%
Security Description	Shares/Par Amount	Value

Mutual Funds—13.4%
State Street Navigator Securities Lending Prime Portfolio (c)	11,923,910	11,923,910

Repurchase Agreement—3.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/10 at 0.000% to be repurchased at $3,386,000 on 04/01/10, collateralized by $3,370,000 Federal Home Loan Mortgage Corp. due 09/14/17 with a value of $3,458,463.	$3,386,000	3,386,000

Total Short Term Investments (Identified Cost $15,309,910)		15,309,910

Total Investments—114.7% (Identified Cost $78,415,718) (d)		102,325,058
Liabilities in excess of other assets		(13,080,672)

Net Assets—100.0%		$89,244,386

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $11,561,854 and the collateral received consisted of cash in the amount of $11,923,910. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $78,415,718 and the composition of unrealized appreciation and depreciation of investment securities was $24,405,849 and $(496,509), respectively.

MSF-70

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Growth Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$87,015,148	$—	$—	$87,015,148

Short Term Investments
Mutual Funds	11,923,910	—	—	11,923,910
Repurchase Agreement	—	3,386,000	—	3,386,000

Total Short Term Investments	11,923,910	3,386,000	—	15,309,910

Total Investments	$98,939,058	$3,386,000	$—	$102,325,058

*	See Schedule of Investments for additional detailed categorizations.

MSF-71

Metropolitan Series Fund, Inc.

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—95.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.7%
L-3 Communications Holdings, Inc.	334,700	$30,668,561
Rockwell Collins, Inc.	322,700	20,197,793

		50,866,354

Auto Components—1.4%
BorgWarner, Inc. (a) (b)	500,700	19,116,726

Commercial Services & Supplies—2.0%
Cintas Corp.	971,300	27,283,817

Construction & Engineering—1.9%
Jacobs Engineering Group, Inc. (a) (b)	572,100	25,853,199

Consumer Finance—0.2%
The Student Loan Corp.	60,700	2,156,671

Diversified Consumer Services—1.9%
H&R Block, Inc.	1,437,800	25,592,840

Electric Utilities—1.3%
PPL Corp.	634,100	17,570,911

Electrical Equipment—3.8%
Acuity Brands, Inc. (a)	511,085	21,572,898
Hubbell, Inc. (Class B)	583,751	29,438,563

		51,011,461

Electronic Equipment, Instruments & Components—6.7%
Arrow Electronics, Inc. (b)	890,736	26,837,876
Avnet, Inc. (b)	1,029,200	30,876,000
Ingram Micro, Inc. (b)	1,922,500	33,739,875

		91,453,751

Energy Equipment & Services—2.4%
Nabors Industries, Ltd. (b)	1,536,600	30,163,458
Pride International, Inc. (b)	96,200	2,896,582

		33,060,040

Food & Staples Retailing—3.8%
Sysco Corp.	785,100	23,160,450
The Kroger Co.	1,343,700	29,104,542

		52,264,992

Food Products—3.7%
Campbell Soup Co.	773,400	27,339,690
H.J. Heinz Co.	493,200	22,494,852

		49,834,542

Health Care Equipment & Supplies—1.8%
Stryker Corp.	434,000	24,833,480

Health Care Providers & Services—1.9%
CIGNA Corp.	694,500	25,404,810

Hotels, Restaurants & Leisure —1.8%
Burger King Holdings, Inc. (a)	1,139,500	24,225,770

Security Description	Shares	Value

Household Durables—1.5%
Mohawk Industries, Inc. (a) (b)	377,430	$20,524,643

Insurance—16.0%
Alleghany Corp. (b)	133,873	38,930,257
Allied World Assurance Co. Holdings, Ltd.	465,477	20,876,643
Arch Capital Group, Ltd. (b)	394,600	30,088,250
Brown & Brown, Inc.	1,014,100	18,172,672
Fidelity National Financial, Inc.	2,380,700	35,281,974
The Allstate Corp.	903,400	29,188,854
The Progressive Corp.	1,268,200	24,209,938
W.R. Berkley Corp. (a)	757,400	19,760,566

		216,509,154

IT Services—7.8%
Hewitt Associates, Inc. (b)	704,600	28,028,988
SAIC, Inc. (b)	1,304,500	23,089,650
The Western Union Co.	1,646,400	27,922,944
Total System Services, Inc. (a)	1,751,300	27,425,358

		106,466,940

Leisure Equipment & Products—1.5%
Mattel, Inc.	874,800	19,892,952

Marine—0.3%
Alexander & Baldwin, Inc.	119,400	3,946,170

Media—2.1%
Omnicom Group, Inc.	719,700	27,931,557

Multi-Utilities—4.8%
OGE Energy Corp.	581,300	22,635,822
SCANA Corp.	586,300	22,039,017
Xcel Energy, Inc.	944,600	20,025,520

		64,700,359

Oil, Gas & Consumable Fuels—6.5%
Chesapeake Energy Corp.	429,900	10,162,836
Cimarex Energy Co.	745,200	44,249,976
EOG Resources, Inc.	148,500	13,801,590
Southwestern Energy Co. (b)	489,500	19,932,440

		88,146,842

Professional Services—6.3%
Dun & Bradstreet Corp.	289,400	21,537,148
Equifax, Inc.	905,900	32,431,220
Manpower, Inc.	294,400	16,816,128
Robert Half International, Inc. (a)	347,500	10,574,425
Towers Watson & Co. (a)	89,200	4,237,000

		85,595,921

Real Estate Investment Trusts—1.5%
Annaly Capital Management, Inc.	1,152,500	19,799,950

Road & Rail—1.4%
Ryder System, Inc.	505,800	19,604,808

MSF-72

Metropolitan Series Fund, Inc.

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—2.9%
Analog Devices, Inc.	601,400	$17,332,348
National Semiconductor Corp. (a)	1,560,100	22,543,445

		39,875,793

Software—1.7%
Synopsys, Inc. (b)	1,031,700	23,079,129

Specialty Retail—0.4%
AutoZone, Inc. (b)	32,700	5,660,043

Trading Companies & Distributors—0.7%
GATX Corp. (a)	312,900	8,964,585

Water Utilities—1.8%
American Water Works Co., Inc.	1,111,000	24,175,360

Total Common Stock (Identified Cost $1,078,396,574)		1,295,403,570

Short Term Investments—9.1%
Security Description	Shares/Par Amount	Value

Mutual Funds—5.0%
State Street Navigator Securities Lending Prime Portfolio (c)	68,134,893	$68,134,893

Repurchase Agreement—4.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/10 at 0.000% to be repurchased at $55,113,000 on 04/01/10, collateralized by $54,780,000 Federal Home Loan Mortgage Corp. due 09/14/17 with a value of $56,217,975.	$55,113,000	55,113,000

Total Short Term Investments (Identified Cost $123,247,893)		123,247,893

Total Investments—104.6% (Identified Cost $1,201,644,467) (d)		1,418,651,463
Liabilities in excess of other assets		(62,814,015)

Net Assets—100.0%		$1,355,837,448

(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $66,312,828 and the collateral received consisted of cash in the amount of $68,134,893. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $1,201,644,467 and the composition of unrealized appreciation and depreciation of investment securities was $225,321,402 and $(8,314,406), respectively.

MSF-73

Metropolitan Series Fund, Inc.

Met/Artisan Mid Cap Value Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$1,295,403,570	$—	$—	$1,295,403,570

Short Term Investments
Mutual Funds	68,134,893	—	—	68,134,893
Repurchase Agreement	—	55,113,000	—	55,113,000

Total Short Term Investments	68,134,893	55,113,000	—	123,247,893

Total Investments	$1,363,538,463	$55,113,000	$—	$1,418,651,463

*	See Schedule of Investments for additional detailed categorizations.

MSF-74

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—99.5% of Net Assets

Security Description	Shares	Value

Australia—8.0%
Acrux, Ltd. (a)	36,188	$77,629
Adamus Resources, Ltd. (a)	22,193	8,738
Adelaide Brighton, Ltd.	179,392	423,584
Aditya Birla Minerals, Ltd.	15,019	15,157
AED Oil, Ltd. (a) (b)	61,261	37,094
Aevum, Ltd.	10,395	10,670
AJ Lucas Group, Ltd.	26,227	67,321
Alchemia, Ltd. (a)	56,649	31,901
AlesCo.Corp., Ltd. (b)	53,425	146,685
Alkane Resources, Ltd. (a)	35,047	9,913
Alliance Resources, Ltd. (a)	81,385	34,255
Allied Gold, Ltd. (a)	32,572	9,543
Amalgamated Holdings, Ltd.	18,472	96,078
Amcom Telecommunications, Ltd.	184,488	54,055
Andean Resources, Ltd. (a)	157,856	386,148
Ansell, Ltd.	51,631	573,752
Antares Energy, Ltd. (a)	46,246	34,888
APA Group	193,343	630,359
Apex Minerals NL (a)	754,434	17,268
APN News & Media, Ltd.	168,062	355,061
Aquila Resources, Ltd. (a)	101,768	984,169
Arafura Resources, Ltd. (a)	25,240	13,688
ARB Corp., Ltd.	20,809	107,922
Aristocrat Leisure, Ltd.	82,629	342,664
ASG Group, Ltd. (b)	25,090	30,706
Atlas Iron, Ltd. (b)	85,033	190,302
Ausdrill, Ltd.	28,696	55,611
Ausenco., Ltd. (b)	28,077	112,985
Austal, Ltd.	17,351	40,422
Austar United Communications, Ltd. (a)	290,053	316,429
Austbrokers Holdings, Ltd.	9,654	45,465
Austereo Group, Ltd.	43,587	68,326
Austin Engineering, Ltd.	10,214	29,720
Australian Agricultural Co., Ltd.	85,033	108,794
Australian Infrastructure Fund (b)	204,797	371,056
Australian Pharmaceutical Industries, Ltd. (b)	157,007	86,699
Australian Worldwide Exploration, Ltd. (a)	213,977	532,155
Automotive Holdings Group	62,016	147,611
AV Jennings, Ltd.	7,380	3,241
Avexa, Ltd. (a)	129,428	17,755
Avoca Resources, Ltd. (a)	88,015	159,258
AWB, Ltd. (b)	475,246	415,484
Bank of Queensland, Ltd.	62,044	669,292
Bannerman Resources, Ltd. (a)	24,000	11,188
Beach Petroleum, Ltd.	492,346	333,302
Bendingo Mining, Ltd.	45,078	9,279
Berkeley Resources, Ltd. (a)	9,411	11,114
Bionomics, Ltd. (a)	51,919	15,915
Biota Holdings, Ltd. (a)	42,178	87,666
Blackmores, Ltd.	3,845	77,507
Boart Longyear Group	1,784,614	546,344
Boom Logistics, Ltd.	57,490	15,782
Boulder Steel, Ltd. (a)	19,202	3,168
Bow Energy, Ltd. (a)	18,501	25,054
Braddken, Ltd. (b)	46,881	327,467
Brockman Resources, Ltd.	19,614	67,755
BT Investment Management, Ltd.	8,087	21,344
Cabcharge Australia, Ltd. (b)	51,760	272,083
Campbell Brothers, Ltd.	22,459	606,206

Security Description	Shares	Value

Australia—(Continued)
Cape Lambert Iron Ore, Ltd. (a)	97,229	$43,524
Cardno, Ltd.	13,224	50,066
Carnarvon Petroleum, Ltd. (a)	261,557	116,198
Carnegie Corp., Ltd. (a)	63,298	6,955
Cash Converters International, Ltd.	68,077	36,124
Catalpa Resources, Ltd. (a)	27,786	38,557
CBH Resources, Ltd. (a)	71,836	12,158
Cellestis, Ltd. (a)	22,480	60,960
Centamin Egypt, Ltd. (a)	111,248	234,402
Centennial Coal Co., Ltd.	188,075	731,826
Centrebet International, Ltd.	6,936	10,481
Centrex Metals, Ltd. (a)	25,334	11,828
Ceramic Fuel Cells, Ltd. (a)	168,216	33,040
CGA Mining, Ltd. (a)	7,066	13,234
Challenger Financial Services Group, Ltd.	282,888	1,086,766
Chandler Macleod Group, Ltd.	16,111	3,530
Chemgenex Pharmaceuticals, Ltd.	34,831	13,890
Citadel Resource Group, Ltd. (a)	169,794	59,462
Clean Seas Tuna, Ltd. (a)	857	121
Clinuvel Pharmaceuticals, Ltd. (a)	87,608	21,257
Clough, Ltd.	89,000	73,307
Coal of Africa, Ltd. (a)	75,371	161,918
Cockatoo Coal, Ltd. (a)	36,340	11,823
Codan, Ltd.	2,528	3,185
Coffey International, Ltd.	21,485	36,338
Collection House, Ltd.	18,260	13,245
ConnectEast Group	1,616,416	665,713
Conquest Mining, Ltd. (a)	36,675	11,890
Consolidated Media Holdings, Ltd.	138,871	400,568
Cooper Energy, Ltd. (a)	60,466	30,725
Corporate Express Australia, Ltd. (b)	31,332	160,092
Count Financial, Ltd.	64,404	80,235
Crane Group, Ltd.	44,570	365,544
Credit Corp. Group, Ltd.	3,306	8,183
Crescent Gold, Ltd. (a)	33,079	4,834
CSG, Ltd.	41,945	76,372
Cudeco, Ltd. (a)	51,210	225,904
Cue Energy Resources, Ltd. (a)	57,907	11,671
Customers, Ltd. (a)	24,770	72,581
Deep Yellow, Ltd. (a)	335,540	64,598
Devine, Ltd.	100,927	24,490
Discovery Metals, Ltd. (a)	16,148	10,994
Dominion Mining, Ltd.	30,667	72,359
Domino’s Pizza Enterprises, Ltd.	11,943	58,793
Drillsearch Energy, Ltd. (a)	275,593	19,934
DUET Group	180,906	296,529
DWS Advanced Business Solutions, Ltd.	7,052	9,364
Dyesol, Ltd. (a)	12,998	11,774
Eastern Star Gas, Ltd. (a)	283,602	239,834
Elders, Ltd.	150,880	177,047
Emeco Holdings, Ltd.	86,049	48,004
Energy World Corp., Ltd.	130,546	55,532
Envestra, Ltd.	466,913	218,108
Eservglobal, Ltd.	43,068	20,708
Euroz, Ltd.	8,343	10,721
Extract Resources, Ltd. (a)	18,014	127,344
Fantastic Holdings, Ltd.	250	846
Ferraus, Ltd. (a)	33,559	31,956
FKP Property Group	487,357	318,829

MSF-75

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Fleetwood Corp., Ltd.	35,564	$292,432
FlexiGroup, Ltd.	54,133	67,404
Flight Centre, Ltd.	23,212	445,701
Flinders Mines, Ltd. (a)	330,186	42,259
Forte Energy NL (a)	61,924	8,766
Geodynamics, Ltd. (a)	82,317	47,161
Ginalbie Metals, Ltd. (a) (b)	59,592	67,768
Giralia Resources NL (a)	17,184	36,482
Gold One International, Ltd. (a)	104,997	27,454
Goodman Fielder, Ltd.	410,371	536,431
GrainCorp., Ltd.	53,712	305,829
Grange Resources, Ltd. (a)	120,000	62,483
GUD Holdings, Ltd.	30,724	260,526
Gujarat NRE Coking Coal, Ltd. (a)	16,491	10,558
Gunns, Ltd. (b)	443,508	194,836
GWA International, Ltd. (b)	125,722	380,601
Hastie Group, Ltd.	42,208	58,780
Healthscope, Ltd. (b)	115,307	466,780
Heron Resources, Ltd. (a)	35,984	7,752
HFA Holdings, Ltd.	91,817	17,692
Highlands Pacific, Ltd. (a)	43,800	12,042
Hillgrove Resources, Ltd.	42,437	14,154
Hills Industries, Ltd.	34,454	83,224
Horizon Oil, Ltd.	168,963	52,606
Icon Energy, Ltd. (a)	62,957	14,720
iiNET, Ltd.	26,220	64,745
Iluka Resources, Ltd. (a)	101,724	407,700
Imdex, Ltd.	32,018	20,802
IMF Australia, Ltd.	24,815	33,756
Independence Group NL	18,526	77,254
Indophil Resources NL (a)	55,747	63,369
Industrea, Ltd.	346,743	123,038
Infigen Energy	389,202	456,127
Infomedia, Ltd.	67,545	15,784
Integra Mining, Ltd. (a)	98,489	23,033
Integrated Research, Ltd.	28,972	10,604
Intrepid Mines, Ltd. (a)	32,087	9,981
Invocare, Ltd.	52,080	283,635
IOOF Holdings, Ltd.	107,724	672,181
Iress Market Technology, Ltd.	51,660	378,452
Iron Ore Holdings, Ltd. (a)	6,199	14,439
iSOFT Group, Ltd.	340,747	175,816
Ivanhoe Australia, Ltd. (a)	11,622	36,686
Jabiru Metals, Ltd. (a)	39,865	13,694
JB Hi-Fi, Ltd.	35,392	657,643
Kagara, Ltd.	14,017	10,302
Karoon Gas Australia, Ltd. (a)	46,666	358,344
Kingsgate Consolidated, Ltd.	11,257	87,900
Kingsrose Mining, Ltd. (a)	18,680	13,676
Linc Energy, Ltd. (a)	119,994	177,781
Lynas Corp., Ltd. (a)	87,431	38,732
M2 Telecommunications Group, Ltd.	20,553	37,119
MAC Services Group	53,361	129,534
Macmahon Holdings, Ltd.	344,513	230,082
Macquarie Telecom Group, Ltd.	3,983	19,239
Magma Metals, Ltd. (a)	28,157	17,295
Mantra Resources, Ltd. (a)	7,198	39,232
McMillan Shakespeare, Ltd.	4,491	14,024
McPherson’s Ltd.	19,409	55,264

Security Description	Shares	Value

Australia—(Continued)
Medusa Mining, Ltd.	23,677	$82,064
Melbourne IT, Ltd.	22,043	34,822
MEO Australia, Ltd. (a)	136,434	41,785
Mermaid Marine Australia, Ltd. (b)	81,491	204,188
Mesoblast, Ltd. (a)	27,256	50,976
Metals X, Ltd. (a)	122,921	14,613
Metgasco, Ltd. (a)	17,805	9,359
Minara Resources, Ltd.	40,399	34,697
Mincor Resources NL	26,000	47,765
Mineral Deposits, Ltd. (a)	47,921	41,930
Mineral Resources, Ltd.	53,299	362,455
Mirabela Nickel, Ltd. (a)	33,902	76,206
Mitchell Communications Group, Ltd.	82,410	66,004
Molopo Australia, Ltd.	33,380	35,151
Moly Mines, Ltd. (a)	9,511	7,033
Monadelphous Group, Ltd.	29,097	407,473
Mortgage Choice, Ltd.	27,374	31,322
Mount Gibson Iron, Ltd.	229,268	391,268
Murchison Metals, Ltd. (a)	69,359	169,622
Nanosonics, Ltd. (a)	42,061	23,286
Navitas, Ltd.	125,279	585,144
Neptune Marine Services, Ltd. (a)	74,800	31,443
Nexbis, Ltd. (a)	76,189	10,097
NIB Holdings, Ltd.	95,649	111,759
Nido Petroleum, Ltd. (a)	455,291	58,242
Nomad Building Solutions, Ltd.	11,624	2,497
Norfolk Group, Ltd.	10,347	7,385
North Australian Diamonds, Ltd. (a)	11,654	470
Northern Iron, Ltd. (a)	3,705	5,085
NRW Holdings, Ltd.	33,701	54,068
Nufarm, Ltd. (b)	14,280	107,345
Oaks Hotels & Resorts, Ltd.	12,541	5,172
Oakton, Ltd.	32,057	94,038
Otto Energy, Ltd. (a)	122,726	12,346
Pacific Brands, Ltd.	738,497	894,943
PanAust, Ltd. (a)	832,126	394,779
Panoramic Resources, Ltd.	34,411	74,982
PaperlinX, Ltd.	340,846	208,269
Peet, Ltd.	11,961	25,271
Perilya, Ltd.	66,954	35,119
Perpetual, Ltd. (b)	13,830	446,463
Perseus Mining, Ltd. (a)	42,219	76,824
Pharmaxis, Ltd. (a) (b)	99,632	258,207
Photon Group, Ltd.	47,875	49,158
Platinum Australia, Ltd. (a)	54,586	47,108
PMP, Ltd.	68,427	44,199
Premier Investments, Ltd.	20,519	142,688
Primary Health Care, Ltd.	33,187	135,335
Prime Media Group, Ltd.	1,327	997
Probiotec, Ltd.	13,611	20,315
Programmed Maintenance Services, Ltd.	17,649	49,755
Ramelius Resources, Ltd. (a)	17,228	7,883
Ramsay Health Care, Ltd.	27,077	345,161
RCR Tomlinson, Ltd.	13,292	14,600
Realestate.com.au, Ltd. (a)	22,097	237,391
Reckon, Ltd.	1,250	2,289
Red Hill Iron, Ltd. (a)	3,707	13,219
Redflex Holdings, Ltd.	17,543	28,269
Reed Resources, Ltd. (a)	12,934	7,977

MSF-76

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Regional Express Holdings, Ltd. (a)	9,952	$11,541
Resolute Mining, Ltd.	63,526	57,698
Resource Generation, Ltd. (a)	10,115	4,908
Retail Food Group, Ltd.	19,150	45,643
RHG, Ltd. (a)	70,192	39,211
Ridley Corp., Ltd.	42,046	43,894
Riversdale Mining, Ltd.	44,471	367,970
Roc Oil Co., Ltd. (a)	64,541	22,417
Rock Building Society, Ltd.	1,453	3,662
Ruralco Holdings, Ltd.	2,336	5,992
S.A.I. Global, Ltd.	61,765	225,245
Salmat, Ltd.	36,428	141,912
Sedgman, Ltd.	34,582	51,977
Seek, Ltd.	85,562	627,884
Select Harvests, Ltd.	3,333	11,586
Servcorp, Ltd.	7,082	22,963
Service Stream, Ltd.	34,463	8,530
Seven Network, Ltd.	41,311	282,961
Sigma Pharmaceuticals, Ltd.	621,692	264,752
Silex Systems, Ltd. (a)	34,936	180,135
Silver Lake Resources, Ltd. (a)	24,503	28,039
Sirtex Medical, Ltd. (a)	11,898	64,832
Skilled Group, Ltd.	16,699	24,311
SMS Management & Technology, Ltd.	27,181	161,484
Southern Cross Electrical Engineering, Ltd.	13,042	16,260
Southern Cross Media Group	176,836	351,320
Spark Infrastructure Group	395,968	436,946
Sphere Investments, Ltd. (a)	6,052	9,797
Spotless Group, Ltd.	109,509	285,597
St. Barbara, Ltd. (a) (b)	760,015	177,682
Starpharma Holdings, Ltd. (a)	62,500	39,516
Straits Resources, Ltd.	39,613	52,228
Strike Resources, Ltd. (a)	13,614	11,456
STW Communications Group, Ltd.	94,708	73,719
Sundance Resources, Ltd. (a)	197,654	27,967
Sunland Group, Ltd.	93,411	67,221
Super Cheap Auto Group, Ltd.	21,191	103,642
Swick Mining Services, Ltd. (a)	44,723	18,414
Talent2 International, Ltd.	14,642	18,750
Tanami Gold NL (a)	345,981	15,862
Tap Oil, Ltd.	38,500	36,299
Tassal Group, Ltd.	60,998	87,723
Technology One, Ltd.	31,491	22,214
Ten Network Holdings, Ltd.	186,334	323,879
Terramin Australia, Ltd. (a)	34,330	23,552
TFS Corp., Ltd.	28,228	22,236
Thakral Holdings Group (REIT)	143,461	48,707
The Reject Shop, Ltd.	11,148	164,713
Thorn Group, Ltd.	21,724	22,200
Timbercorp, Ltd. (b) (c)	175,921	0
Tower Australia Group, Ltd. (b)	153,063	370,942
Tox Free Solutions, Ltd. (a)	14,167	34,519
TPG Telecom, Ltd.	182,120	380,282
Transfield Services Infrastructure Fund	97,349	78,900
Transfield Services, Ltd.	105,936	391,481
Transpacific Industries Group, Ltd. (a)	59,328	71,649
Troy Resources NL	14,021	29,451
Trust Co., Ltd.	3,656	21,449
United Group, Ltd.	52,164	718,577

Security Description	Shares	Value

Australia—(Continued)
UXC, Ltd.	69,101	$32,248
Victoria Petroleum NL (a)	28,892	8,463
Village Roadshow, Ltd.	5,442	12,285
Virgin Blue Holdings, Ltd.	641,174	413,621
Watpac, Ltd.	29,346	38,640
Wattyl, Ltd.	14,111	12,013
WDS, Ltd.	58,280	40,757
West Australian Newspapers Holdings, Ltd. (b)	44,991	326,640
Western Areas NL	55,986	277,728
White Energy Co., Ltd. (a)	24,864	58,733
Whitehaven Coal, Ltd.	78,576	368,564
WHK Group, Ltd.	57,695	57,915
Wide Bay Australia, Ltd.	7,806	74,770
Wotif.com Holdings, Ltd.	40,762	270,499
Wridgways Australia, Ltd.	3,318	7,908

		41,432,794

Austria—1.2%
A-TEC Industries AG	1,749	23,492
Agrana Beteiligungs AG	1,493	144,094
Andritz AG (b)	17,975	1,066,845
Austriamicrosystems AG (a)	812	25,198
bwin Interactive Entertainment AG (a)	12,484	735,943
BWT AG	1,528	41,525
Constantia Packaging AG	834	44,237
EVN AG (b)	7,874	137,016
Flughafen Wien AG	5,320	265,067
Intercell AG (a)	15,606	453,402
Kapsch TrafficCom AG	138	4,714
Lenzing AG	164	65,410
Mayr Melnhof Karton AG	3,602	341,184
Oberbank AG	174	10,094
Oesterreichische Post AG (b)	17,148	500,950
Palfinger AG (b)	5,413	122,976
RHI AG (a)	10,313	355,577
Rosenbauer International AG	555	23,119
Schoeller-Bleckmann Oilfield Equipment AG	4,650	245,407
Wienerberger AG	58,361	1,139,889
Wolford AG	856	17,773
Zumtobel AG	16,383	330,458

		6,094,370

Belgium—1.3%
Ablynx NV (a)	1,669	17,172
Ackermans & van Haaren NV	10,412	762,339
AGFA-Gevaert NV	65,000	503,158
Banque Nationale de Belgique	88	486,802
Barco NV	803	36,241
Bekaert S.A.	2,264	407,360
Compagnie d’Entreprises CFE	3,390	188,715
Compagnie Immobiliere de Belgique S.A.	1,022	43,339
Compagnie Maritime Belge S.A.	2,195	70,193
D’ieteren S.A.	770	390,267
Deceuninck NV	21,765	50,541
Deceuninck Plastics	17,412	47
Devgen (a)	1,589	21,770
Econocom Group	3,742	52,419
Elia System Operator S.A.	3,140	118,193

MSF-77

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Belgium—(Continued)
Euronav NV	11,341	$251,312
EVS Broadcast Equipment S.A.	4,586	261,362
Exmar NV	2,923	23,823
Galapagos NV (a)	1,907	28,950
Hamon & CIE S.A.	120	5,007
International Brachytherapy (a)	1,082	4,975
IRIS	560	31,416
Kinepolis	1,629	89,382
Lotus Bakeries S.A.	19	9,585
Melexis NV	5,734	59,826
Nyrstar (b)	12,595	186,728
Omega Pharma S.A.	8,374	417,954
Option NV	9,790	8,916
RealDolmen Str VV	42	8
RealDolmen Str VV (Post Reverse Split Shares)	737	17,145
Recticel S.A.	4,073	43,087
Sipef S.A.	1,740	110,501
Telenet Group Holding NV (a)	19,458	587,770
Tessenderlo Chemie NV	3,806	127,567
ThromboGenics NV (a)	2,995	66,612
Umicore S.A.	35,678	1,245,929
Van de Velde	2,138	96,134

		6,822,545

Bermuda—2.1%
ABC Communications Holdings, Ltd. (HKD) (a)	38,000	10,718
Alco Holdings, Ltd. (HKD)	80,000	28,439
Allan International Holdings (HKD)	58,000	18,657
Apac Resources, Ltd. (HKD) (a)	820,000	60,357
APT Satellite Holdings, Ltd. (HKD) (a)	16,000	6,895
Artini China Co., Ltd. (HKD) (a)	133,000	15,665
Arts Optical International Holdings (HKD)	16,000	7,726
Asia Satellite Telecommunications Holdings, Ltd. (HKD)	58,500	85,056
Beijing Enterprises Water Group, Ltd. (HKD) (a)	742,000	274,031
Beijing Properties Holdings, Ltd. (HKD) (a)	460,000	46,294
Bossini International Holding (HKD)	240,000	17,867
Bright International Group, Ltd. (HKD)	140,000	18,374
Bright Prosperous Holdings, Ltd. (HKD) (a)	457,500	49,364
Brightoil Petroleum Holdings, Ltd. (HKD)	94,000	140,296
Burwill Holdings, Ltd. (HKD) (a)	546,000	49,237
BW Offshore, Ltd. (NOK) (a)	37,000	65,848
C C Land Holdings, Ltd. (HKD)	944,000	397,794
C Y Foundation Group, Ltd. (HKD) (a)	1,040,000	18,588
Cafe de Coral Holdings, Ltd. (HKD)	66,000	154,823
Catlin Group, Ltd. (GBP) (b)	266,277	1,457,882
CCT Telecom Holdings, Ltd. (HKD)	26,000	3,616
Century City International (HKD)	364,000	28,080
Champion Technology Holdings, Ltd. (HKD)	732,186	24,573
Chen Hsong Holdings (HKD)	64,000	23,950
Chevalier International Holdings, Ltd. (HKD)	30,000	26,535
China Electronics Corp. Holdings Co., Ltd. (HKD)	230,000	40,004
China Glass Holdings, Ltd. (HKD)	30,000	9,659
China Ocean Shipbuilding Industry Group, Ltd. (HKD) (a)	160,800	15,537
China Public Procurement, Ltd. (HKD) (a)	472,000	60,203
China Solar Energy Holdings, Ltd. (HKD) (a)	880,000	20,935

Security Description	Shares	Value

Bermuda—(Continued)
China Sonangol Resources Enterprise, Ltd. (HKD) (a)	50,000	$23,904
China WindPower Group, Ltd. (HKD) (a)	1,800,000	208,197
ChinaVision Media Group, Ltd. (HKD) (a)	200,000	12,325
Chow Sang Sang Holding (HKD)	108,000	148,248
Chuang’s China Investments, Ltd. (HKD) (a)	239,000	20,045
Chuangs’s Consortium International, Ltd. (HKD)	20,000	2,168
CP Pokphand Co. (HKD) (a)	470,000	35,157
CSI Properties, Ltd. (HKD)	121,108	3,183
Dickson Concepts International, Ltd. (HKD)	81,000	48,577
Dockwise, Ltd. (NOK) (a)	539	13,108
DVN Holdings, Ltd. (HKD)	208,000	18,438
Dynamic Energy Holdings, Ltd. (HKD) (a)	58,000	2,452
Emperor Entertainment Hotel, Ltd. (HKD)	175,000	26,601
EPI Holdings, Ltd. (HKD) (a)	1,040,000	20,738
Fairwood, Ltd. (HKD)	17,500	18,593
Far East Golden Resources Group, Ltd. (HKD) (a)	852,000	41,649
Fong’s Industries Co., Ltd. (HKD)	36,000	15,452
Frontline, Ltd. (NOK)	2,900	89,585
Fujikon Industrial Holdings, Ltd. (HKD)	64,000	13,177
G-Resources Group, Ltd. (HKD) (a)	2,229,000	141,848
Genting Hong Kong, Ltd. (HKD) (a)	226,229	46,994
Giordano International, Ltd. (HKD)	798,000	317,878
Glorious Sun Enterprises, Ltd. (HKD)	138,000	49,145
Golden Ocean Group, Ltd. (NOK)	93,186	176,683
Golden Resorts Group, Ltd. (HKD)	1,412,000	86,903
Golden Resources Development International, Ltd. (HKD)	370,000	27,600
Goldin Financial Holdings, Ltd. (HKD) (a)	120,000	15,281
Good Fellow Resources Holdings, Ltd. (HKD) (a)	190,000	22,027
Great Eagle Holdings, Ltd. (HKD)	125,602	350,464
Green Global Resources, Ltd. (HKD) (a)	100,000	21,596
Hiscox, Ltd. (GBP)	228,631	1,161,882
Hong Kong Resources Holdings Co., Ltd. (HKD)	280,000	45,311
Hongkong Chinese, Ltd. (HKD)	204,000	20,497
Huscoke Resources Holdings, Ltd. (HKD) (a)	452,000	33,719
Hutchison Harbour Ring, Ltd. (HKD)	980,000	103,338
Imagi International Holdings, Ltd. (HKD) (a)	214,000	3,627
Integrated Distribution Services Group (HKD)	55,000	102,778
IT, Ltd. (HKD)	148,000	25,933
Jackin International Holdings, Ltd. (HKD) (a)	162,000	13,568
Jiuzhou Development Co., Ltd. (HKD)	218,000	27,242
JLF Investment Co., Ltd. (HKD)	250,000	21,172
Johnson Electric Holdings, Ltd. (HKD)	531,500	351,930
K Wah International Holdings, Ltd. (HKD)	415,000	155,122
Karl Thomson Holdings, Ltd. (HKD) (a)	94,000	11,534
Kin Yat Holdings, Ltd. (HKD)	14,000	4,731
Kingmaker Footwear Holdings, Ltd. (HKD)	102,000	14,021
Kith Holdings, Ltd. (HKD)	42,000	11,580
Le Saunda Holdings (HKD)	82,000	19,439
Lerado Group Holdings Co. (HKD)	136,000	21,019
Luk Fook Holdings International, Ltd. (HKD)	82,000	82,894
Luks Group Vietnam Holdings Co., Ltd. (HKD)	8,000	3,993
Lung Kee Holdings (HKD)	74,000	38,244
Man Yue International Holdings, Ltd. (HKD)	56,000	14,331
Matrix Holdings, Ltd. (HKD)	36,000	6,186
Mei Ah Entertainment Group, Ltd. (HKD)	800,000	22,778
Midland Holdings, Ltd. (HKD)	306,000	334,091
New Century Group Hong Kong, Ltd. (HKD)	720,000	16,075

MSF-78

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Bermuda—(Continued)
New Times Energy Corp., Ltd. (HKD) (a)	1,144,000	$47,822
Neway Group Holdings, Ltd. (HKD)	1,530,000	75,653
Newocean Energy Holdings, Ltd. (HKD)	154,000	23,755
Ngai LIK Industrial Holding (HKD) (a)	224,000	5,176
Omnicorp, Ltd. (HKD)	22,000	5,666
Orange Sky Golden Harvest Entertainment Holdings, Ltd. (HKD)	355,882	44,683
Oriental Watch Holdings (HKD)	58,000	14,443
Pacific Andes International Holdings, Ltd. (HKD) (a)	492,356	94,270
Pacific Basin Shipping, Ltd. (HKD)	655,000	517,956
Pacific Century Premium Development, Ltd. (HKD)	261,000	97,157
Paliburg Holdings, Ltd. (HKD)	138,000	51,827
Pearl Oriental Innovation, Ltd. (HKD) (a)	179,000	39,684
Public Financial Holdings, Ltd. (HKD)	166,000	86,175
PYI Corp., Ltd. (HKD)	586,000	26,870
Quality Healthcare Asia, Ltd. (HKD)	12,000	6,220
Regal Hotels International Holdings, Ltd. (HKD)	230,000	91,457
Rising Development Holdings (HKD) (a)	232,000	66,537
Samling Global, Ltd. (HKD)	546,000	62,452
SEA Holdings, Ltd. (HKD)	94,000	46,908
Shougang Concord Grand Group (HKD) (a)	136,000	10,792
Sino-Tech International Holdings, Ltd. (HKD)	990,000	68,873
SmarTone Telecommunications Holding, Ltd. (HKD)	134,500	137,485
Sun Hing Vision Group Holdings, Ltd. (HKD)	42,000	17,906
Sun Innovation Holdings, Ltd. (HKD)	1,100,000	25,963
SW Kingsway Capital Holdings, Ltd. (HKD)	164,000	4,520
Symphony Holdings, Ltd. (HKD)	272,000	16,504
Tack Hsin Holdings (HKD)	60,000	16,428
TAI Cheung Holdings (HKD)	250,000	145,652
Tai Fook Securities Group, Ltd. (HKD)	48,836	42,377
Tan Chong International, Ltd. (HKD)	63,000	13,769
Texwinca Holdings, Ltd. (HKD)	276,000	304,684
Titan Petrochemicals Group, Ltd. (HKD)	1,000,000	75,796
Top Form International, Ltd. (HKD)	126,000	9,591
Transport International Holdings, Ltd. (HKD)	82,800	289,011
Tysan Holdings, Ltd. (HKD)	104,000	16,617
United Power Investment, Ltd. (HKD) (a)	1,416,000	46,382
USI Holdings, Ltd. (HKD)	154,000	47,503
Vantage International Holdings, Ltd. (HKD) (a)	210,000	17,583
Varitronix International, Ltd. (HKD)	60,000	18,160
Victory City International Holdings (HKD)	233,000	57,853
Vision Tech International (HKD) (a)	420,000	24,035
VTech Holdings, Ltd. (HKD)	6,000	65,088
Wah Nam International Holdings, Ltd. (HKD) (a)	292,000	52,941
Yugang International, Ltd. (HKD)	1,466,000	17,631

		10,809,909

Canada—11.3%
Aastra Technologies, Ltd. (a)	2,550	80,970
Absolute Software Corp. (a) (b)	19,254	109,384
Advantage Oil & Gas, Ltd. (a) (b)	24,837	168,245
Aecon Group, Inc.	26,300	351,392
AG Growth International, Inc.	2,980	108,561
AGF Management, Ltd.	38,987	692,488
Akita Drilling, Ltd.	2,003	19,327
Alamos Gold, Inc. (a)	30,300	404,835

Security Description	Shares	Value

Canada—(Continued)
Alarmforce Industries, Inc. (a)	2,200	$16,896
Alexco Resource Corp. (a)	9,230	31,807
Alexis Minerals Corp. (a)	18,500	6,557
Alliance Grain Traders, Inc.	1,780	57,099
Altius Minerals Corp. (a)	7,200	68,409
Amerigo Resources, Ltd. (a)	16,950	15,687
Anatolia Minerals Development, Ltd. (a)	27,120	115,620
Anderson Energy, Ltd. (a)	18,393	20,645
Andrew Peller, Ltd.	300	2,407
Angiotech Pharmaceuticals, Inc. (a)	14,900	16,284
Antrim Energy, Inc. (a)	13,796	14,534
Anvil Mining, Ltd.	21,600	82,517
Astral Media, Inc.	17,869	626,334
Atco, Ltd.	1,694	84,979
Atrium Innovations, Inc.	14,000	229,784
ATS Automation Tooling Systems, Inc. (a)	23,800	168,485
Augusta Resource Corp. (a)	30,800	81,272
Aura Minerals, Inc. (a)	29,370	100,922
Aurizon Mines, Ltd.	47,500	223,551
Avalon Rare Metals, Inc. (a)	15,100	37,466
Axia NetMedia Corp. (a)	16,400	27,612
Azure Dynamics Corp. (a)	23,000	5,548
B2Gold Corp. (a)	1,113	1,414
Baffinland Iron Mines Corp. (a)	57,450	32,808
Baja Mining Corp. (a)	3,000	2,393
Ballard Power Systems, Inc. (b)	46,549	124,204
Bankers Petroleum, Ltd. (a)	96,200	867,614
Bellatrix Exploration, Ltd. (a)	21,294	79,251
Bioms Medical Corp. (a)	11,443	3,943
BioteQ Environmental Tech, Inc. (a)	8,975	8,306
Biovail Corp. (b)	52,660	880,907
Birchcliff Energy, Ltd.	49,000	423,108
BlackPearl Resources, Inc. (a)	55,442	146,295
BMTC Group, Inc.	1,000	35,150
Boralex, Inc. (a)	7,815	81,639
Breakwater Resources, Ltd. (a)	126,350	47,273
Bridgewater Systems Corp. (a)	1,300	11,968
Burcon NutraScience Corp. (a)	3,400	31,769
CAE, Inc.	80,897	790,133
Calfrac Well Services, Ltd. (b)	10,400	217,083
Calian Technologies, Ltd.	1,200	21,468
Calvalley Petroleums, Inc. (a)	20,221	66,099
Canaccord Capital, Inc. (a)	27,230	297,596
Canada Bread Co., Ltd.	139	7,013
Canadian Western Bank (b)	28,700	683,838
Canam Group, Inc.	12,798	110,131
Canfor Corp. (a)	44,000	409,393
Cangene Corp. (a)	12,069	51,097
Capstone Mining Corp. (a)	33,500	99,611
Cardero Resources Corp. (a)	8,000	10,555
Cardiome Pharma Corp. (a)	28,600	188,667
Cascades, Inc.	15,150	121,719
Catalyst Paper Corp. (a)	12,000	3,249
CCL Industries	5,960	165,658
CE Franklin, Ltd. (a)	1,700	11,399
Celestica, Inc.	85,800	937,705
Celtic Exploration, Ltd.	12,900	248,309
Centerra Gold, Inc. (a)	15,150	198,390
Chariot Resources, Ltd. (a)	67,500	43,199

MSF-79

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Canada—(Continued)
CIC Energy Corp. (a)	800	$1,308
Cinch Energy Corp. (a)	7,950	10,489
Clairvest Group, Inc.	200	2,442
Clarke, Inc.	1,730	5,928
Claude Resources, Inc. (a)	18,500	19,490
Cogeco Cable, Inc. (b)	6,300	256,057
COM DEV International, Ltd. (a) (b)	24,331	71,868
Comaplex Minerals Corp. (a)	3,200	25,206
Compton Petroleum Corp. (a)	54,500	50,441
Computer Modelling Group, Ltd.	5,000	84,921
Connacher Oil & Gas, Ltd. (a)	126,000	184,847
Consolidated Thompson Iron Mines, Ltd. (a)	68,600	645,711
Constellation Software, Inc.	613	26,852
Copper Mountain Mining Corp. (a)	21,290	61,628
Corby Distilleries, Ltd.	3,641	55,207
Corridor Resources, Inc. (a)	31,992	145,211
Corus Entertainment, Inc. (a)	36,600	715,315
Cott Corp. (a)	27,052	210,950
Crew Energy, Inc.	37,600	643,048
Crystallex International Corp.	8,000	2,521
Dalsa Corp.	4,390	36,092
Delphi Energy Corp.	21,570	55,218
Denison Mines Corp. (a)	107,800	157,086
Detour Gold Corp. (a)	25,300	472,546
Dorel Industries, Inc.	14,400	459,371
DragonWave, Inc. (a) (b)	5,320	49,185
Dundee Precious Metals, Inc.	22,028	69,403
DundeeWealth, Inc.	20,000	293,605
Dynasty Metals & Mining, Inc. (a)	6,400	24,953
Eastern Platinum, Ltd. (a)	192,000	279,781
Eastmain Resources, Inc. (a)	13,415	19,152
easyhome, Ltd.	2,000	14,473
ECU Silver Mining, Inc. (a)	58,500	35,711
EGI Financial Holdings, Inc.	900	9,615
Emera, Inc.	1,060	25,601
Endeavour Silver Corp.	13,050	41,502
Enghouse Systems, Ltd.	3,109	24,428
Ensign Energy Services, Inc. (b)	40,839	591,083
Entree Gold, Inc.	18,800	54,050
Epsilon Energy, Ltd. (a)	7,300	19,406
Equinox Minerals, Ltd. (a) (b)	204,100	769,658
Equitable Group, Inc.	5,801	139,649
Etruscan Resources, Inc.	73,515	30,039
European Goldfields, Ltd. (a)	36,480	251,066
Evertz Technologies, Ltd.	9,079	127,740
Excellon Resources, Inc. (a)	61,850	70,640
Exco Technologies, Ltd.	4,100	10,839
EXFO, Inc. (a)	5,763	36,031
Fairborne Energy, Ltd.	29,900	112,164
Far West Mining, Ltd. (a)	8,007	42,020
Farallon Mining, Ltd. (a)	97,500	58,559
First Majestic Silver Corp. (a)	14,000	43,558
First Uranium Corp. (a) (b)	26,500	34,180
FirstService Corp. (a)	10,500	239,846
Flint Energy Services, Ltd. (a)	21,500	259,317
FNX Mining Co., Inc. (a)	25,020	334,290
Fronteer Development Group, Inc.	35,040	179,745
Galleon Energy, Inc.	41,400	280,851
Gammon Gold, Inc. (a)	46,800	334,993

Security Description	Shares	Value

Canada—(Continued)
Gennum Corp.	8,110	$51,903
Gildan Activewear, Inc. (a) (b)	34,400	905,005
Glacier Media, Inc. (a)	9,600	20,984
Glentel, Inc.	3,165	47,367
Globestar Mining Corp. (a)	9,500	9,354
Gluskin Sheff & Associates, Inc.	3,985	87,300
GMP Capital, Inc.	14,400	202,038
Golden Star Resources, Ltd.	51,900	198,780
Grande Cache Coal Corp. (a)	38,400	312,297
Great Basin Gold, Ltd. (a) (b)	96,700	164,713
Great Canadian Gaming Corp. (a)	30,400	219,997
Great Panther Silver, Ltd. (a)	23,200	19,416
Greystar Resources, Ltd.	15,100	97,381
Groupe Aeroplan, Inc.	78,202	820,018
Guyana Goldfields, Inc. (a)	15,415	97,895
Hanfeng Evergreen, Inc. (a)	16,400	126,110
Hanwei Energy Services Corp. (a)	9,200	3,578
Harry Winston Diamond Corp.	26,500	260,917
Helix Biopharma Corp. (a)	100	271
Heroux-Devtek, Inc. (a)	15,800	81,050
Home Capital Group, Inc.	13,800	587,381
Horizon North Logistics, Inc. (a)	1,558	2,807
HudBay Minerals, Inc. (a)	80,400	1,006,138
IESI-BFC, Ltd. (b)	28,960	500,702
Imax Corp. (a) (b)	13,490	242,532
Imperial Metals Corp. (a)	2,600	50,943
Imris, Inc. (a)	900	5,884
Industrial Alliance Insurance and Financial Services, Inc.	24,812	855,039
Inter-Citic Minerals, Inc. (a)	17,500	17,403
Intermap Technologies Corp. (a)	10,468	15,460
International Forest Products, Ltd.	8,300	43,312
Intertape Polymer Group, Inc. (a)	8,000	26,151
Iteration Energy, Ltd. (a)	84,100	115,926
Ivanhoe Energy, Inc. (a)	47,689	155,888
Ivernia, Inc. (a)	8,000	3,781
Jaguar Mining, Inc. (a) (b)	17,590	161,932
Jinshan Gold Mines, Inc. (a)	31,629	164,739
KAB Distribution, Inc. (a)	3,622	4
Keegan Resources, Inc. (a)	8,600	51,567
Kingsway Financial Services, Inc.	25,700	40,486
Kirkland Lake Gold, Inc.	13,300	99,392
La Mancha Resources, Inc. (a)	21,025	40,988
Labopharm, Inc. (a)	10,710	15,396
Lake Shore Gold Corp. (a)	52,530	130,336
Laramide Resources (a)	8,500	10,712
Laurentian Bank of Canada	12,100	513,593
Le Chateau, Inc.	3,102	42,759
Leon’s Furniture, Ltd.	10,566	135,345
Linamar Corp.	30,800	577,396
Linear Gold Corp. (a)	5,700	9,653
Logibec Groupe Informatique, Ltd. (a)	3,700	74,681
Lundin Mining Corp. (a)	160,556	852,062
MacDonald Dettwiler & Associates, Ltd. (a)	15,600	579,826
MAG Silver Corp. (a) (b)	8,000	60,651
Major Drilling Group International	12,900	325,151
Manitoba Telecom Services, Inc.	3,300	103,648
Maple Leaf Foods, Inc.	33,500	340,723
Marsulex, Inc.	2,010	24,362

MSF-80

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Martinrea International, Inc. (a)	19,700	$170,689
Maxim Power Corp. (a)	2,800	8,987
MDC Partners, Inc.	1,800	18,343
MDS, Inc.	51,900	418,000
Mega Uranium, Ltd. (a)	92,800	54,822
Mercator Minerals, Ltd. (a) (b)	37,400	93,900
Methanex Corp.	62,400	1,511,387
MGM Energy Corp. (a)	6,492	1,246
Migao Corp. (a)	13,400	93,014
Minera Andes, Inc. (a)	49,834	45,631
Miranda Technologies, Inc. (a)	9,673	44,286
Mosaid Technologies, Inc.	3,690	83,926
Mullen Group, Ltd.	14,922	235,661
Neo Material Technologies, Inc. (a)	50,900	198,959
Nevada Copper Corp. (a)	5,870	19,361
New Gold, Inc. (a)	87,200	375,192
Newalta, Inc.	13,188	117,123
Norbord, Inc. (a)	5,780	89,632
Norsemont Mining, Inc. (a)	8,800	20,361
North American Palladium, Ltd.	21,650	88,037
Northern Dynasty Minerals, Ltd. (a)	13,570	129,334
Northgate Minerals Corp.	78,400	235,435
Novagold Resources, Inc. (a) (b)	29,780	212,871
Noveko International, Inc. (a)	8,600	11,008
NuVista Energy, Ltd. (a) (b)	37,100	425,555
Oncolytics Biotech, Inc. (a)	10,700	33,712
Open Text Corp. (a) (b)	18,600	886,918
OPTI Canada, Inc.	49,200	99,790
Orleans Energy, Ltd. (a)	6,500	14,848
Oromin Explorations, Ltd. (a)	9,700	6,685
Orvana Minerals Corp. (a)	8,325	8,934
Osisko Mining Corp. (a)	89,472	779,626
Pacific Northern Gas, Ltd.	730	16,388
Paladin Labs, Inc. (a)	4,098	100,670
Pan American Silver Corp. (a)	31,485	724,777
Paramount Resources, Ltd.	16,000	267,336
Parkbridge Lifestyles Communities, Inc. (a)	6,127	33,481
Pason Systems, Inc. (b)	21,400	240,833
Peregrine Diamonds, Ltd. (a)	21,800	43,787
Petrolifera Petroleum, Ltd. (a)	13,385	12,652
Petrominerales, Ltd. (a)	14,100	462,573
Phoscan Chemical Corp. (a)	2,500	985
Platinum Group Metals, Ltd.	18,000	34,736
Platmin, Ltd. (a)	18,825	25,393
Plutonic Power Corp. (a)	7,500	25,033
Points International, Ltd.	2,000	945
Polaris Minerals Corp. (a)	1,800	3,190
PolyMet Mining Corp. (a) (b)	25,570	56,394
Potash One, Inc. (a)	14,930	43,659
Premium Brands Holdings Corp.	5,000	69,709
Progress Energy Resources Corp.	48,900	566,684
Prometic Life Sciences, Inc. (a)	77,000	11,751
ProspEx Resources, Ltd. (a)	600	874
Pulse Seismic, Inc. (a)	7,964	13,330
QLT, Inc. (a)	26,200	134,399
Quadra Mining, Ltd.	31,750	486,105
Quebecor, Inc.	21,600	735,419
Queenston Mining, Inc.	10,156	42,898
Quest Capital Corp.	36,768	47,786

Security Description	Shares	Value

Canada—(Continued)
Questerre Energy Corp. (a)	63,900	$251,661
Redknee Solutions, Inc. (a)	8,680	13,845
Reitmans Canada, Ltd.	24,600	433,555
Resverlogix Corp. (a)	8,690	58,951
Richelieu Hardware, Ltd.	3,300	74,860
Richmont Mines, Inc. (a)	6,100	24,144
Rock Energy, Inc. (a)	3,908	15,853
Rocky Mountain Dealerships, Inc.	1,239	11,711
RONA, Inc. (a)	44,687	674,936
Rubicon Minerals Corp.	36,250	138,483
RuggedCom, Inc. (a)	1,820	32,470
Russel Metals, Inc.	21,500	428,243
Sabina Gold & Silver Corp. (a)	600	809
Samuel Manu-Tech, Inc.	100	485
Sandvine Corp. (b)	85,000	164,033
Savanna Energy Services Corp.	35,500	243,273
Sceptre Investment Counsel, Ltd.	1,403	7,943
Scorpio Mining Corp. (a)	6,500	4,224
Seabridge Gold, Inc. (a)	8,500	205,711
SEMAFO, Inc. (a)	61,732	344,019
ShawCor, Ltd. (b)	18,050	500,100
Sherritt International Corp.	159,500	1,265,761
Shore Gold, Inc.	43,050	43,658
Sierra Wireless, Inc. (a)	14,900	125,579
Silver Standard Resources, Inc. (a) (b)	30,600	541,108
Silvercorp Metals, Inc.	66,200	454,304
SouthGobi Energy Resources, Ltd. (a)	11,537	182,316
Sprott Resource Corp. (a)	15,438	71,441
St. Andrew Goldfields, Ltd. (a)	71,000	55,925
Stantec, Inc. (a)	21,300	553,865
Stella-Jones, Inc.	1,900	54,532
Storm Exploration, Inc. (a)	8,054	82,630
Stornoway Diamond Corp. (a)	69,250	43,637
Strateco Resources, Inc. (a)	15,500	10,683
Student Transportation, Inc.	12,100	61,236
SunOpta, Inc. (a)	24,071	99,777
Superior Plus Corp. (b)	34,100	476,759
SXC Health Solutions Corp. (a)	9,652	653,540
Tanzanian Royalty Exploration Corp. (b)	19,500	79,870
Taseko Mines, Ltd.	41,500	216,969
The Cash Store Financial Services, Inc.	2,405	35,448
The Churchill Corp. (a)	7,000	134,328
The Descartes Systems Group, Inc. (a)	19,100	123,365
The Forzani Group, Ltd.	11,600	163,324
The Jean Coutu Group PJC, Inc.	37,610	367,713
Theratechnologies, Inc. (a)	18,794	94,002
Thompson Creek Metals Co., Inc. (a)	66,100	892,918
Timminco, Ltd. (a) (b)	9,700	7,831
Toromont Industries, Ltd.	22,100	646,038
Torstar Corp.	21,500	211,052
Total Energy Services, Inc.	2,855	23,612
Transcontinental, Inc.	34,600	464,331
TransForce, Inc.	19,914	195,875
Transglobe Energy Corp. (a)	18,755	109,319
Transition Therapeutics, Inc.	800	2,253
Trican Well Service, Ltd.	40,700	526,557
Trinidad Drilling, Ltd.	41,100	281,648
Twin Butte Energy, Ltd. (a)	12,889	16,624
Uex Corp. (a) (b)	80,900	67,705

MSF-81

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Uni-Select, Inc.	1,524	$40,199
Uranium One, Inc. (a)	237,600	626,956
UTS Energy Corp. (a) (b)	95,014	227,326
Vecima Networks, Inc. (a)	2,500	16,332
Vector Aerospace Corp.	4,095	24,998
Ventana Gold Corp. (a)	12,425	114,995
Vero Energy, Inc. (a)	12,500	71,506
Virginia Mines, Inc. (a)	2,335	16,415
WaterFurnace Renewable Energy, Inc.	1,373	38,649
Webtech Wireless, Inc.	1,800	1,028
Wesdome Gold Mines, Ltd.	10,400	21,196
West Energy, Ltd. (a)	21,947	107,180
West Fraser Timber Co., Ltd.	13,000	494,452
Western Coal Corp. (a)	32,900	196,950
Western Financial Group, Inc.	13,359	44,984
Westport Innovations, Inc. (a) (b)	13,195	217,091
Wi-Lan, Inc.	38,724	107,900
Winpak, Ltd.	5,634	49,925
Xtreme Coil Drilling Corp. (a)	5,600	21,945
Yukon-Nevada Gold Corp. (a)	9,000	2,127
Zarlink Semiconductor, Inc. (a)	25,250	42,512
ZCLComposites, Inc.	6,881	26,829

		58,761,377

Cayman Islands—0.8%
AAC Acoustic Technologies Holdings, Inc. (HKD)	226,000	377,884
Artel Solutions Group Holdings, Ltd. (HKD) (a)	760,000	64,474
Aupu Group Holding Co., Ltd. (HKD)	40,000	7,197
Birmingham International Holdings, Ltd. (HKD) (a)	500,000	22,129
Bonjour Holdings, Ltd. (HKD)	13,000	16,300
Century Sunshine Group Holdings, Ltd. (HKD)	265,000	12,969
Chia Tai Enterprises International, Ltd. (HKD) (a)	1,540,000	53,427
China Energy Development Holdings, Ltd. (HKD) (a)	690,000	64,768
China Flavors & Fragrances Co., Ltd. (HKD)	50,000	14,352
China Infrastructure Investment, Ltd. (HKD) (a)	626,000	20,088
China Metal International Holdings, Inc. (HKD)	258,000	67,928
China Precious Metal Resources Holdings Co., Ltd. (HKD)	380,000	112,386
China Sunshine Paper Holdings Co., Ltd. (HKD)	55,000	21,047
China Timber Resources Group, Ltd. (HKD)	2,400,000	41,588
China Ting Group Holdings, Ltd. (HKD)	186,550	34,361
Chinasoft International, Ltd. (HKD)	200,000	28,003
CK Life Sciences International Holdings, Inc. (HKD) (a)	1,050,000	67,766
CNNC International, Ltd. (HKD) (a)	80,000	70,943
Dawnrays Pharmaceutical Holdings, Ltd. (HKD)	136,000	29,426
DBA Telecommunication Asia Holdings, Ltd (HKD) (a)	72,000	8,063
Eagle Nice International Holdings, Ltd. (HKD)	82,000	36,076
EcoGreen Fine Chemicals Group, Ltd. (HKD)	56,000	14,375
EVA Precision Industrial Holdings, Ltd. (HKD)	94,000	30,200
Far East Consortium (HKD)	443,877	131,210
Get Nice Holdings, Ltd. (HKD)	296,000	19,783
Global Green Tech Group, Ltd. (HKD)	476,000	22,033
Global Sweeteners Holdings, Ltd. (HKD) (a)	168,000	41,282

Security Description	Shares	Value

Cayman Islands—(Continued)
Hannstar Board International Holdings, Ltd. (HKD)	146,000	$46,353
Hans Energy Co., Ltd. (HKD) (a)	220,000	12,175
HKR International, Ltd. (HKD)	348,800	145,138
Huafeng Group Holdings, Ltd. (HKD)	344,000	38,930
Hutchison Tellecommunications International, Ltd. (HKD) (a)	547,000	150,048
IPE Group, Ltd. (HKD)	95,000	8,889
Kantone Holdings, Ltd. (HKD)	750,000	17,969
Kiu Hung Energy Holdings, Ltd. (HKD)	750,000	32,368
Ko Yo Ecological Agrotech Group, Ltd. (HKD)	1,100,000	31,114
Lee & Man Holding, Ltd. (HKD)	132,000	91,205
LeRoi Holdings, Ltd. (HKD) (a)	1,208,000	38,832
Lijun International Pharmaceutical Holding, Ltd. (HKD)	345,000	79,976
Longrun Tea Group Co., Ltd. (HKD) (a)	110,000	10,748
Luen Thai Holdings, Ltd. (HKD)	156,000	17,861
Lung Cheong International Holdings, Ltd. (HKD) (a)	551,254	31,988
Ming Fung Jewellery Group, Ltd. (HKD)	140,000	14,216
Natural Beauty Bio-Technology, Ltd. (HKD)	170,000	30,041
Neo-Neon Holdings, Ltd. (HKD)	137,500	96,515
Norstar Founders Group, Ltd. (HKD) (c) (d)	120,000	0
Overseas Chinese Town Asia Holdings, Ltd. (HKD)	60,000	39,631
Pacific Textile Holdings, Ltd. (HKD)	124,000	78,058
Pan Asia Environmental Protection Group, Ltd. (HKD)	124,000	24,915
PetroAsian Energy Holdings, Ltd. (HKD) (a)	552,000	93,882
Phoenix Satellite Television Holdings, Ltd. (HKD)	234,000	59,007
Pico Far East Holdings, Ltd. (HKD)	202,000	36,694
PME Group, Ltd. (HKD) (a)	300,000	14,348
Polytec Asset Holdings, Ltd. (HKD)	510,000	100,352
Sa Sa International Holdings, Ltd. (HKD)	230,000	178,178
Siem Offshore, Inc. (NOK) (a)	3,000	4,538
Sino Dragon New Energy Holdings, Ltd. (HKD) (a)	184,000	9,697
Solomon Systech International, Ltd. (HKD)	416,000	41,179
South China China, Ltd. (HKD)	496,000	39,604
South China Land, Ltd. (HKD) (a)	192,000	6,092
Stella International Holdings, Ltd. (HKD)	70,000	143,059
Subsea 7, Inc. (NOK) (a) (b)	14,200	287,031
Superb Summit International Timber Co., Ltd. (HKD) (a)	920,000	35,503
Texhong Textile Group, Ltd. (HKD)	128,000	36,168
The United Laboratories, Ltd. (HKD)	108,000	92,965
Tom Group, Ltd. (HKD) (a)	266,000	26,380
Tongda Group Holdings, Ltd. (HKD)	950,000	44,063
TSC Offshore Group, Ltd. (HKD) (a)	89,000	26,369
Upbest Group, Ltd. (HKD)	8,000	999
Value Partners Group, Ltd. (HKD)	105,000	80,789
Vedan International Holdings, Ltd. (HKD)	296,000	35,138
Vision Values Holdings, Ltd. (HKD)	8,000	4,133
Vongroup, Ltd. (HKD) (a)	960,000	21,620
VST Holdings, Ltd. (HKD)	104,000	29,697
Water Oasis Group, Ltd. (HKD)	108,000	23,750
Win Hanverky Holdings, Ltd. (HKD)	118,000	18,709
Xinyi Glass Holdings Co., Ltd. (HKD)	354,000	322,151

MSF-82

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Cayman Islands—(Continued)
ZZNode Technologies Co., Ltd. (HKD) (a)	88,000	$16,664

		4,295,787

Channel Islands—0.0%
Gottex Fund Management Holdings, Ltd. (CHF)	800	6,688

Cyprus—0.1%
Marfin Popular Bank Public Co., Ltd.	35,671	98,591
Prosafe Production Public, Ltd. (NOK) (a)	120,500	299,119
ProSafe SE (NOK)	67,700	354,619
Songa Offshore SE (NOK) (a)	9,100	41,341

		793,670

Denmark—1.0%
ALK-Abello A/S (b)	1,932	152,428
Alm Brand A/S (a)	4,837	83,080
Amagerbanken A/S	17,800	103,593
Ambu A/S	102	2,445
Auriga Industries (b)	10,326	195,206
Bang & Olufsen A/S	16,200	195,891
Bavarian Nordic A/S (a)	4,360	180,550
BoConcept Holding A/S	228	8,250
Capinordic A/S (a)	51,241	14,244
D/S Norden	7,255	314,852
Dalhoff, Larsen & Horneman A/S	4,113	13,748
East Asiatic Co., Ltd. A/S (b)	3,471	108,520
Fionia Bank A/S (c) (d)	6,891	0
GN Store Nord	150,500	902,158
Greentech Energy Systems (a)	5,927	20,575
Harboes Bryggeri A/S	1,454	29,996
IC Companys A/S	5,141	215,654
NeuroSearch A/S	8,352	255,936
NKT Holding A/S	7,497	413,866
Nordjyske Bank A/S	185	3,887
Parken Sport & Entertainment A/S (Rights Issue)	419	8,672
Parken Sport & Entertainment A/S	1,257	26,034
PER Aarsleff A/S	822	73,697
Ringkjoebing Landbobank A/S	1,165	130,203
Rockwool International A/S	572	61,538
Royal UNIBREW A/S	1,014	35,915
Satair A/S	933	38,656
Schouw & Co.	7,163	166,868
SimCorp A/S	1,818	336,387
Sjaelso Gruppen	4,872	8,143
Solar Holdings A/S	1,841	129,384
Sondagsavisen A/S	3,568	26,921
Spar Nord Bank A/S	6,592	69,456
Sydbank A/S	22,170	595,258
Thrane & Thrane A/S	1,621	50,635
TK Development (a)	13,748	77,647
Topdanmark A/S (a)	103	13,435
TopoTarget A/S	49,340	44,214
Torm A/S	8,279	85,645
Vestjysk Bank A/S	3,112	46,965

		5,240,552

Finland—2.7%
Ahlstrom Oyj	796	12,839

Security Description	Shares	Value

Finland—(Continued)
Alma Media	25,883	$254,809
Amer Sports Oyj	47,222	559,010

Aspo Oyj	6,855	74,085
Atria plc	4,955	82,448
BasWare Oyj	2,480	56,565
Cargotec Corp.	2,381	68,909
Comptel plc	40,187	47,263
Cramo Oyj	1,795	35,351
Elektrobit Corp.	43,163	71,748
Elisa Oyj	45,302	936,002
F-Secure Oyj	42,089	142,938
Finnair Oyj	2,535	14,894
Finnlines Oyj	9,624	97,686
Fiskars Oyj	14,230	242,473
Glaston Oyj ABP	2,749	5,355
HKScan Oyj	11,438	153,745
Huhtamaki Oyj (b)	20,463	223,415
Ilkka-Yhtyma Oyj	2,702	25,867
Kemira Oyj (b)	9,219	98,699
Kesko Oyj	24,322	959,226
Konecranes Oyj (b)	5,660	167,601
Lassila & Tikanoja Oyj	2,660	55,670
Lemminkainen Oyj	2,897	110,471
Nokian Renkaat Oyj (b)	21,949	570,316
Olvi Oyj	3,420	126,094
Oriola-KD Oyj	43,612	287,494
Orion Oyj (Series A)	16,237	356,956
Orion Oyj (Series B) (b)	32,821	726,780
Outokumpu Oyj (b)	47,561	1,046,944
Outotec Oyj	5,661	203,727
PKC Group Oyj	12,102	173,539
Pohjola Bank plc (b)	81,277	915,614
Poyry Oyj	18,838	273,699
Raisio plc	52,300	197,924
Ramirent Oyj (b)	63,927	675,818
Rapala VMC Oyj	7,700	56,244
Rautaruukki Oyj (b)	13,534	293,224
Ruukki Group Oyj	95,130	260,348
Sanoma Oyj (b)	32,893	729,980
Scanfil Oyj	10,528	42,908
Stockmann Oyj Abp	4,963	181,205
Tecnomen Oyj (a)	33,483	43,892
Tietoenator Oyj (b)	40,559	940,903
Tikkurila Oyj (a) (b)	2,305	47,475
Uponor Oyj (b)	27,006	493,452
Vacon plc	131	5,333
Vaisala Oyj (b)	3,399	102,405
YIT Oyj	30,426	704,257

		13,953,600

France—4.4%
Alten, Ltd. (a)	8,682	244,774
Altran Technologies S.A. (a)	53,165	287,903
April Group	5,915	203,250
Arkema S.A.	4,755	176,443
Assystem	9,046	136,949
Atari S.A. (a)	13,748	77,733
Atos Origin S.A.	19,394	973,994
Audika	2,239	79,758

MSF-83

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

France—(Continued)
Beneteau S.A.	21,876	$400,597
Boiron S.A.	3,639	155,057
Bonduelle S.C.A.	1,643	183,986
Bongrain S.A.	1,234	90,284
Bourbon S.A. (b)	17,435	754,922
Boursorama (a)	1,071	13,397
Bull S.A. (a)	38,888	179,446
Canal Plus	27,664	219,874
Carbone Lorraine	5,881	214,079
Cegedim S.A.	862	66,189
Cegid Group	1,784	53,118
Cie Generale de Geophysique-Veritas (a)	38,841	1,101,381
Ciments Francais S.A.	2,486	238,829
Club Mediterranee (a)	9,320	171,781
Delachaux S.A.	1,552	84,188
Derichebourg (b)	37,828	175,600
EDF Energies Nouvelles S.A. (b)	9,918	475,276
Electricite de Strasbourg	88	14,879
Entrepose Contracting	219	20,910
Esso S.A. Francaise	59	7,564
Etablissements Maurel et Prom (b)	36,660	596,524
Euler Hermes S.A.	9,804	732,342
Euro Disney S.C.A. (a)	12,177	72,845
Exel Industries	601	21,798
Fimalac	4,392	219,009
Fleury Michon S.A.	141	7,231
GFI Informatique	21,618	88,639
GIFI	328	22,715
GL Events	3,491	93,425
Groupe Steria S.C.A.	17,405	538,011
Guerbet	570	69,221
Guyenne et Gascogne S.A.	1,147	107,241
Havas S.A.	26,960	135,697
Ingenico	14,356	359,195
Inter Parfums S.A.	280	8,027
IPSOS	10,750	380,197
Kaufman & Broad S.A.	2,689	62,471
Korian	1,998	51,152
Laurent-Perrier	1,269	102,037
Lectra	6,736	19,854
LISI	2,049	116,824
LVL Medical Groupe S.A. (a)	3,308	75,222
M6-Metropole Television	19,537	505,399
Manitou BF S.A.	5,232	76,382
Manutan International	64	3,550
Marseill Tunnel Prado-Carena	219	8,323
Meetic (a)	5,080	156,033
Naturex	298	12,083
Neopost S.A.	9,717	777,997
Nexans S.A.	6,779	579,208
Nexity	460	18,120
Norbert Dentressangle	1,639	110,483
NRJ Groupe	14,208	131,751
Orpea (a)	8,307	346,964
PagesJaunes Groupe (b)	32,336	372,079
Pierre & Vacances	2,151	162,375
Plastic Omnium S.A.	584	21,253
Rallye S.A.	10,003	369,774
Recylex S.A. (a)	9,886	109,756

Security Description	Shares	Value

France—(Continued)
Remy Cointreau S.A. (b)	3,815	$197,486
Rexel S.A.	52,688	800,923
Rhodia S.A.	16,739	347,844
Robertet S.A.	14	1,649
Rubis	3,804	332,156
S.O.I.T.E.C. (a) (b)	51,917	803,459
Saft Groupe S.A. (a)	11,185	444,119
Samse S.A.	24	1,954
SEB S.A.	14,353	952,479
Sechilienne-Sidec	7,641	253,348
SeLoger.com (a)	6,489	257,923
Societe Television Francaise 1 (b)	769	14,266
Société BIC S.A.	8,611	659,856
Somfy S.A.	75	14,704
Sopra Group S.A.	2,210	158,358
Stallergenes	3,301	259,001
STEF-TFE	599	34,344
Sucriere de Pithiviers-Le-Vieil	2	1,868
Synergie S.A.	400	9,831
Teleperformance	23,774	820,370
Trigano S.A.	1,585	36,276
UBISOFT Entertainment (b)	14,584	200,635
Union Financiere de France BQE S.A.	1,243	44,723
Valeo S.A.	19,713	703,175
Viel et Compagnie	2,379	9,661
Vilmorin & Cie (b)	2,448	251,820
Virbac S.A.	1,074	113,852
VM Materiaux S.A.	181	12,133
Zodiac S.A. (b)	18,577	915,877

		23,097,458

Germany—5.1%
Aareal Bank AG	3,726	81,678
ADVA AG Optical Networking (a)	1,401	8,245
Aixtron AG	45,746	1,648,239
Amadeus Fire AG	60	1,528
Arques Industries AG	823	1,611
Augusta Technologie AG	3,157	50,197
Aurubis AG	686	35,342
Baader Bank AG	2,098	10,207
Bauer AG	4,376	195,779
Bechtle AG	5,404	166,167
Bertrandt AG	2,364	83,310
Bilfinger Berger AG	17,900	1,193,863
Biotest AG	1,525	79,169
Borussia Dortmund GmbH & Co. KGaA (a)	20,822	32,101
Carl Zeiss Meditec AG	16,046	257,229
CENTROTEC Sustainable AG (a)	1,227	19,751
Centrotherm Photovoltaics AG (a)	167	7,117
Cewe Color Holding AG	2,667	100,177
Comdirect Bank AG	15,966	160,829
CropEnergies AG (a)	2,615	13,826
CTS Eventim AG	4,715	239,674
Curanum AG	13,816	48,033
DAB Bank AG	8,986	50,339
Demag Cranes AG	1,438	50,467
Douglas Holding AG	15,032	695,662
Drillisch AG	21,043	152,373
Duerr AG	3,254	74,834

MSF-84

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Duetz AG (a)	22,978	$134,770
Elexis AG	1,232	15,833
ElringKlinger AG	14,732	367,467
Evotec AG (a)	61,225	165,542
Fielmann AG	4,544	366,395
Freenet AG	46,549	575,605
Fuchs Petrolub AG	1,119	101,245

GEA Group AG	49,399	1,146,950
Gerresheimer AG	14,605	457,457
Gerry Weber International AG	5,762	200,295
Gesco AG	257	13,893
GFK AG	7,350	268,224
Gildemeister AG	764	10,281
Grammer AG	1,044	11,793
Grenkeleasing AG	2,244	95,948
Hamburger Hafen und Logistik AG (b)	1,811	68,812
Hawesko Holding AG	570	19,667
Heidelberger Druckmaschinen AG (b)	16,242	117,104
Indus Holding AG	5,328	100,484
Interseroh SE	398	26,112
IVG Immobilen AG (b)	35,762	313,011
Jenoptik AG (a)	17,633	104,227
Kizoo AG	3,469	38,473
Kloeckner & Co. SE	20,750	614,246
Kontron AG	23,077	226,086
Krones AG (b)	7,664	394,788
KUKA AG (b)	1,072	14,784
KWS Saat AG	1,133	195,409
Lanxess AG	18,131	836,730
Leoni AG	11,590	269,141
Loewe AG	2,442	34,412
Manz Automation AG (a)	1,003	80,880
Medigene AG (a)	13,692	61,697
Medion AG	13,811	186,815
MLP AG	27,190	286,853
Morphosys AG (a)	8,735	198,453
MTU Aero Engines Holding AG (a)	18,350	1,069,194
MVV Energie AG	1,372	57,322
Nordex AG	9,267	105,959
Pfeiffer Vacuum Technology AG	855	65,343
Pfleiderer AG (a)	14,776	97,507
Phoenix Solar AG	338	14,383
PNE Wind AG	16,515	45,389
Praktiker Bau- und Heimwerkermaerkte AG	22,632	242,704
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie (a)	199	2,601
QSC AG (a)	47,186	103,254
R Stahl AG	196	5,325
Rational AG	1,474	258,733
REpower Systems AG	526	92,815
Rheinmetall AG	15,260	1,094,394
Rhoen Klinikum AG (a)	36,368	932,144
Roth & Rau AG (a)	876	29,579
SAG Solarstrom AG (a)	2,077	11,627
SGL Carbon AG (a) (b)	29,327	856,669
Singulus Technologies (b)	16,486	106,895
Sixt AG	3,308	105,991
Sky Deutschland AG (a)	53,303	137,600
Software AG	8,215	980,007

Security Description	Shares	Value

Germany—(Continued)
Solar Millennium AG (a) (b)	7,256	$174,235
Solarworld AG (b)	23,339	351,884
Solon SE (b)	1,677	11,629
Stada Arzneimittel AG	26,958	1,062,706
Stratec Biomedical Systems	3,381	120,478
Suedzucker AG	21,707	479,829
Suss Microtec AG (a)	99	520
Symrise AG	41,865	996,521
Takkt AG	4,447	51,793
Telegate AG	1,956	24,612
Tognum AG	33,723	635,100
TUI AG (b)	19,525	220,003
United Internet AG (b)	46,501	705,858
Versatel AG (a)	2,108	20,267
Vossloh AG	4,207	450,044
Wacker Construction Equipment AG	10,000	114,719
Washtec AG (a)	1,665	20,059
Wincor Nixdorf AG	14,279	968,619
Wirecard AG	23,796	225,385

		26,627,325

Gibraltar—0.0%
PartyGaming plc (a)	3,654	17,799

Greece—1.3%
Aegean Airlines S.A.	598	2,742
Agricultural Bank of Greece	143,570	297,626
Alapis Holding Industrial & Commercial S.A.	417,691	249,306
Anek Lines S.A.	58,063	41,101
Bank of Attica	17,775	31,996
Bank of Greece	6,909	424,017
Diagnostic & Therapeutic Center of Athens Hygeia S.A.	43,996	81,340
Ellaktor S.A.	72,280	408,103
Emporiki Bank S.A.	6,781	36,924
Forthnet S.A. (a)	56,130	80,917
Fourlis Holdings S.A.	22,201	266,551
Frigoglass S.A.	13,245	174,856
GEK Terna S.A.	21,810	161,632
Geniki Bank (a)	24,393	20,962
Hellenic Duty Free Shops S.A.	6,376	53,629
Hellenic Exchanges S.A. Holding Clearing Settlement & Registry	29,646	261,680
Hellenic Petroleum S.A.	49,015	562,569
Iaso S.A.	9,418	43,286
Intracom Holdings S.A. (a)	56,166	74,477
Lambrakis Press S.A.	7,345	15,014
Marfin Investment Group S.A.	110,772	256,092
Metka S.A.	9,569	138,683
Michaniki S.A.	26,207	30,361
Motor Oil Hellas Corinth Refineries S.A.	20,217	287,152
Mytilineos Holdings S.A.	48,489	326,183
Piraeus Bank S.A.	56,471	495,189
Piraeus Port Authority	4,532	79,901
Proton Bank S.A.	4,708	8,727
S&B Industrial Minerals S.A.	8,929	56,446
Sarantis S.A.	14,104	94,651
Teletypos S.A. Mega Channel	3,647	21,067
Terna Energy S.A.	7,545	55,058

MSF-85

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Greece—(Continued)
The Athens Water Supply & Sewage Co. S.A.	18,721	$155,896
Titan Cement Co. S.A.	35,885	955,724
TT Hellenic Postbank S.A.	32,975	169,768
Viohalco	30,580	166,825

		6,586,451

Hong Kong—1.0%
Allied Group, Ltd.	22,000	63,182
Allied Properties HK, Ltd.	942,000	196,109
Asia Financial Holdings, Ltd.	300,000	117,144
Associated International Hotels, Inc. (a)	14,000	28,848
Capital Estate, Ltd. (a)	2,850,000	19,034
Cheuk Nang Holdings, Ltd.	58,000	21,249
China Renji Medical Group, Ltd. (a)	2,356,000	20,903
China Strategic Holdings, Ltd. (a)	605,000	44,326
China Yunnan Tin Minerals Group Co., Ltd.	728,000	18,074
Chinney Investment, Ltd.	8,000	1,184
Chong Hing Bank, Ltd.	52,000	96,174
Chu Kong Shipping Development	154,000	39,322
Citic 1616 Holdings, Ltd.	263,000	88,269
City Telecom HK, Ltd.	80,000	64,164
Cross-Harbour Holdings, Ltd.	63,000	55,933
Dah Chong Hong Holdings, Ltd.	87,000	58,223
Dah Sing Banking Group, Ltd.	167,600	228,868
Dah Sing Financial Holdings, Ltd.	48,000	263,256
Dan Form Holdings Co., Ltd. (a)	144,000	19,116
Emperor International Holdings	206,000	45,295
Emperor Watch & Jewellery, Ltd.	650,000	44,381
ENM Holdings, Ltd. (a)	232,000	34,340
eSun Holdings, Ltd.	332,000	43,978
Fountain SET Holdings	180,000	30,510
Fubon Bank Hong Kong, Ltd.	176,000	76,455
Galaxy Entertainment Group, Ltd. (a)	586,000	268,867
Gold Peak Industries Holding, Ltd.	145,714	23,089
Goldin Properties Holdings, Ltd.	166,000	74,896
Guangnan Holdings	160,000	31,329
Harbour Centre Development, Ltd.	74,000	63,265
Henderson Investment, Ltd.	280,000	25,218
Hon Kwok Land Investment Co., Ltd.	104,000	36,237
Hong Kong Ferry Holdings	10,000	9,155
Hung Hing Printing Group, Ltd.	130,000	39,347
I-CABLE Communications, Ltd. (a)	301,000	51,571
Jinhui Holdings, Ltd.	83,000	30,731
Keck Seng Investments	44,000	24,439
King Stone Energy Group, Ltd. (a)	820,000	25,426
Kowloon Development Co., Ltd.	165,000	208,458
KPI Co., Ltd. (a)	122,000	6,433
Lai Sun Development (a)	1,548,000	26,284
Lai Sun Garment International, Ltd. (a)	296,000	23,217
LAM Soon Hong Kong, Ltd.	15,000	12,940
Lippo, Ltd.	122,000	44,112
Liu Chong Hing Investment	72,000	71,537
Magnificent Estates	460,000	11,046
Melco International Development	458,000	204,718
Miramar Hotel & Investment	4,000	4,270
Next Media, Ltd.	202,000	29,924
PCCW, Ltd.	1,403,000	417,423
Pokfulam Development Co.	6,000	5,559
Rivera Holdings	20,000	1,044

Security Description	Shares	Value

Hong Kong—(Continued)
Shell Electric Manufacturing Holdings Co, Ltd.	8,000	$5,968
Shenyin Wanguo HK, Ltd.	50,000	25,691
Shougang Concord Century Holdings, Ltd.	340,000	43,729
Shougang Concord Technology Holdings (a)	264,000	18,987
Shui On Construction & Materials, Ltd.	94,000	141,637
Shun Tak Holdings, Ltd.	510,000	328,270
Singamas Container Holdings, Ltd.	446,000	80,169
Sino Gas Group, Ltd. (a)	230,000	13,654
Sun Hung Kai & Co., Ltd.	112,000	87,719
Techtronic Industries Co., Ltd.	418,500	339,010
Television Broadcasts, Ltd.	14,000	67,411
The Hongkong & Shanghai Hotels	149,000	229,704
Value Convergence Holdings, Ltd. (a)	56,000	14,209
Vitasoy International Holdings, Ltd.	294,000	231,703
Wai Kee Holdings, Ltd. (a)	54,000	12,958
Wheelock Properties, Ltd.	285,000	181,788
Wing On Co. International, Ltd.	39,000	56,645
Winteam Pharmaceutical Group, Ltd.	274,000	39,130
YGM Trading, Ltd.	19,000	18,469

		5,425,723

Ireland—1.3%
Allied Irish Banks plc	218,713	353,853
C&C Group plc	200,973	911,147
DCC plc	34,780	903,812
Dragon Oil plc (a)	121,262	894,787
FBD Holdings plc	13,939	137,912
Glanbia plc	43,888	180,898
Grafton Group plc	110,585	475,145
Greencore Group plc	89,512	168,607
IFG Group plc	42,623	79,009
Irish Continental Group plc	3,087	65,623
Irish Life & Permanent Group Holdings plc (a)	66,772	266,237
Kingspan Group plc (a)	26,140	226,376
Paddy Power plc	18,845	671,947
Smurfit Kappa Group plc	72,639	606,425
The Governor & Co. of the Bank of Ireland	326,940	714,509
United Drug plc	55,486	192,927

		6,849,214

Italy—3.4%
ACEA S.p.A. (b)	24,908	253,291
AcegasAps S.p.A.	8,490	45,933
Actelios S.p.A.	6,851	33,752
Amplifon S.p.A.	40,752	210,323
Ansaldo STS S.p.A. (a)	28,182	577,781
Antichi Pellettieri S.p.A.	9,305	8,015
Arnoldo Mondadori Editore S.p.A. (b)	53,051	220,994
Astaldi S.p.A.	26,266	200,379
Autogrill S.p.A.	21,076	256,527
Azimut Holding S.p.A.	54,152	686,011
Banca Finnat Euramerica S.p.A.	51,884	39,174
Banca Generali S.p.A.	17,097	191,318
Banca IFIS S.p.A.	3,121	30,004
Banca Intermobiliare S.p.A.	15,011	81,023
Banca Popolare dell’Emilia Romagna Scrl	13,795	187,126
Banca Popolare di Milano Scarl	138,838	864,426
Banca Popolare di Sondrio Scarl	4,608	46,278

MSF-86

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Banco di Desio e della Brianza S.p.A.	21,066	$122,577
Benetton Group S.p.A.	25,978	216,235
Biesse S.p.A.	6,021	48,982
Bonifica Ferraresi e Imprese Agricole S.p.A.	604	27,551
Brembo S.p.A.	15,672	121,539
Bulgari S.p.A. (b)	61,933	505,459
Buongiorno S.p.A. (a)	7,865	11,623
Buzzi Unicem S.p.A.	26,167	330,429
Caltagirone Editore S.p.A.	6,273	16,454
Carraro S.p.A.	5,504	19,471
Cementir Holding S.p.A.	25,410	102,005
CIR-Compagnie Industriali Riunite S.p.A.	272,712	657,101
Credito Artigiano S.p.A.	7,992	19,294
Credito Bergamasco S.p.A.	1,543	50,319
Credito Emiliano S.p.A.	41,264	285,519
Davide Campari-Milano S.p.A.	52,074	557,863
De’Longhi S.p.A.	7,598	33,350
DiaSorin S.p.A.	9,773	368,770
Digital Multimedia Technologies S.p.A. (a)	3,021	65,069
Elica S.p.A.	1,410	3,627
ERG Renew S.p.A. (a)	5,726	5,893
ERG S.p.A.	24,323	343,414
Esprinet S.p.A.	13,663	143,004
Eurotech S.p.A. (a)	15,434	55,849
Fastweb (a)	6,011	112,494
Fiera Milano S.p.A.	6,655	39,265
Fondiaria-Sai S.p.A. (b)	17,570	264,522
Gemina S.p.A.	405,139	351,467
Geox S.p.A. (b)	35,122	244,138
Gewiss S.p.A.	6,331	27,210
Gruppo Coin S.p.A.	22,007	153,621
Gruppo Editoriale L’Espresso S.p.A.	51,547	146,238
Hera S.p.A.	208,694	491,817
IMMSI S.p.A.	37,624	45,075
Impregilo S.p.A.	130,713	452,764
Indesit Co. S.p.A. (b)	17,777	213,769
Industria Macchine Automatiche S.p.A.	3,204	63,789
Interpump Group S.p.A.	25,267	124,722
Iride S.p.A. (b)	150,774	293,489
Italcementi S.p.A. (b)	26,206	303,680
Italmobiliare S.p.A.	4,014	167,373
Juventus Football Club S.p.A. (a)	9,266	10,373
KME Group S.p.A.	70,119	28,938
Landi Renzo S.p.A. (b)	18,215	80,678
Lottomatica S.p.A.	16,689	318,926
Maire Tecnimont S.p.A.	126,000	481,274
Mariella Burani S.p.A.	6,116	20,866
MARR S.p.A.	7,654	70,729
Milano Assicurazioni S.p.A.	131,962	374,578
Nice S.p.A. (a)	7,301	28,394
Piaggio & C S.p.A.	64,250	204,806
Piccolo Credito Valtellinese Scarl (b)	96,997	636,239
Pirelli & C. S.p.A.	1,121,409	691,162
Poltrona Frau S.p.A.	22,268	24,369
Prysmian S.p.A.	5,723	112,460
Recordati S.p.A.	40,075	305,161
Reno de Medici S.p.A.	38,858	10,923
Sabaf S.p.A.	947	21,182
Safilo Group S.p.A.	31,956	18,529

Security Description	Shares	Value

Italy—(Continued)
Saras S.p.A.	97,370	$266,207
Seat Pagine Gialle S.p.A. (b)	278,318	65,610
Societa Cattolica di Assicurazioni Scrl	20,110	634,600
Societa Iniziative Autostradali e Servizi S.p.A.	26,300	243,725
Sogefi S.p.A.	21,121	65,417
Sorin S.p.A.	102,216	214,775
Telecom Italia Media S.p.A.	247,261	26,034
Tiscali S.p.A. (a)	80,887	18,882
Tod’s S.p.A. (b)	4,903	361,458
Trevi Finanziaria S.p.A.	13,527	232,636
Uni Land S.p.A.	949	1,056
Unipol Gruppo Finanziario S.p.A. (b)	238,901	269,848
Vianini Lavori S.p.A.	1,530	9,521
Vittoria Assicurazioni S.p.A.	11,118	58,858
Zignago Vetro S.p.A. (a)	3,750	22,763

		17,470,162

Japan—21.4%
Accordia Golf Co., Ltd.	170	170,867
Achilles Corp.	66,000	101,083
ADEKA Corp.	20,000	200,069
Aderans Holdings Co., Ltd.	16,900	200,628
Advan Co., Ltd.	8,500	60,224
Aeon Delight Co., Ltd.	4,800	67,548
Aeon Fantasy Co., Ltd.	4,300	50,803
Aeon Hokkaido Corp.	9,600	27,624
Ahresty Corp.	5,800	60,146
Ai Holdings Corp.	15,400	52,091
Aica Kogyo Co., Ltd.	21,500	239,903
Aichi Corp.	12,500	54,220
Aichi Machine Industry Co., Ltd.	37,000	153,376
Aichi Steel Corp.	33,000	148,104
Aichi Tokei Denki Co., Ltd.	3,000	9,022
Aida Engineering, Ltd.	26,800	111,942
Aigan Co., Ltd.	8,000	41,804
Aiphone Co., Ltd.	5,300	92,629
Airport Facilities Co., Ltd.	8,800	48,437
Aisan Industry Co., Ltd.	10,300	94,652
Akebono Brake Industry Co., Ltd.	16,500	90,639
Aloka Co., Ltd. (b)	8,200	64,805
Alpen Co., Ltd.	5,800	92,753
Alpha Systems, Inc.	2,200	39,386
Alpine Electronics, Inc.	15,800	192,220
Alps Electric Co., Ltd.	58,300	402,911
Alps Logistics Co., Ltd.	2,600	25,303
Altech Corp.	2,600	19,293
Amano Corp. (b)	20,600	187,742
Amiyaki Tei Co., Ltd.	20	57,447
Amuse, Inc.	2,600	26,945
Ando Corp.	37,000	52,267
Anest Iwata Corp.	12,000	41,509
Anrakutei Co., Ltd.	3,000	13,555
Anritsu Corp.	42,000	161,972
AOC Holdings, Inc. (b)	13,400	82,974
Aohata Corp.	500	7,331
AOKI Holdings, Inc.	11,800	158,201
Aoyama Trading Co., Ltd.	11,600	191,690
Arakawa Chemical Industries, Ltd.	6,500	76,368
Araya Industrial Co., Ltd.	25,000	34,805

MSF-87

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Arcs Co., Ltd.	10,000	$135,027
Ariake Japan Co., Ltd.	8,500	124,156
Arisawa Manufacturing Co., Ltd. (b)	14,700	104,888
Arnest One Corp. (b)	6,900	63,563
Aronkasei Co., Ltd.	4,000	17,361
Art Corp.	3,700	57,362
As One Corp.	5,000	87,867
Asahi Co., Ltd.	1,200	19,843
Asahi Diamond Industrial Co., Ltd.	20,000	183,038
Asahi Holdings, Inc.	7,600	131,307
Asahi Kogyosha Co., Ltd.	11,000	45,930
Asahi Organic Chemicals Industry Co., Ltd.	30,000	72,299
Asahi TEC Corp. (a)	587,000	294,059
Asatsu-DK, Inc. (b)	10,800	229,007
Ashimori Industry Co., Ltd.	25,000	37,488
ASICS Trading Co., Ltd.	800	8,590
ASKA Pharmaceutical Co., Ltd.	10,000	67,776
ASKUL Corp.	6,000	114,085
Asunaro Aoki Construction Co., Ltd.	7,000	32,453
Atom Corp.	18,900	44,720
Atsugi Co., Ltd.	88,000	112,068
Autobacs Seven Co., Ltd.	10,200	325,502
Avex Group Holdings, Inc. (b)	12,000	103,648
Bals Corp.	13	10,873
Bando Chemical Industries, Ltd.	37,000	117,704
Bank of the Ryukyus, Ltd.	17,900	201,858
Belluna Co., Ltd.	11,950	50,774
Best Denki Co., Ltd.	25,500	62,534
BIC Camera, Inc. (b)	182	63,024
BML, Inc.	2,900	73,227
Bookoff Corp.	6,000	58,579
Bunka Shutter Co., Ltd.	21,000	58,428
CAC Corp. (b)	6,200	44,420
Calsonic Kansei Corp.	72,000	212,507
Can Do Co., Ltd.	3	3,049
Canon Electronics, Inc.	6,300	139,346
Canon Finetech, Inc.	7,300	127,277
Capcom Co., Ltd. (b)	12,100	228,877
Carchs Co., Ltd. (a)	54,500	16,924
Catena Corp.	11,500	40,366
Cawachi, Ltd.	7,900	151,190
Cedyna Financial Corp. (b)	43,900	78,050
Central Glass Co., Ltd.	40,000	197,705
Central Security Patrols Co., Ltd.	3,200	31,108
Century Leasing System, Inc.	21,600	299,574
CFS Corp.	5,500	33,148
CHI Group Co., Ltd. (a)	5,700	21,848
Chino Corp.	14,000	35,047
Chiyoda Co., Ltd.	10,700	131,903
Chofu Seisakusho Co., Ltd.	6,900	161,453
Chori Co., Ltd.	64,000	76,771
Chubu Shiryo Co., Ltd.	10,000	87,365
Chudenko Corp. (b)	10,100	128,796
Chuetsu Pulp & Paper Co., Ltd.	44,000	79,106
Chugai Mining Co., Ltd.	67,700	24,650
Chugai Ro Co., Ltd.	24,000	70,691
Chugoku Marine Paints, Ltd.	22,000	151,510
Chuo Denki Kogyo Co., Ltd. (b)	8,000	63,671
Chuo Spring Co., Ltd.	13,000	51,663

Security Description	Shares	Value

Japan—(Continued)
Circle K Sunkus Co., Ltd.	13,300	$165,083
CKD Corp.	22,100	185,101
Clarion Co., Ltd. (b)	51,000	123,519
Cleanup Corp.	9,100	75,049
CMIC Co., Ltd.	50	11,626
CMK Corp.	20,100	151,165
Co-Op Chemical Co., Ltd. (a) (b)	14,000	23,390
Coca-Cola Central Japan Co., Ltd.	9,500	116,274
Colowide Co., Ltd. (b)	14,500	72,197
Commuture Corp.	12,000	69,388
Computer Engineering & Consulting, Ltd.	6,000	31,609
COMSYS Holdings Corp. (b)	12,000	116,197
Core Corp.	3,000	22,703
Corona Corp.	5,600	71,269
Cosel Co., Ltd.	6,700	96,753
Cosmos Pharmaceutical Corp.	700	15,098
Create Medic Co., Ltd.	1,800	16,962
Cross Plus, Inc.	1,100	9,568
CSK Holdings Corp.	32,000	139,177
CTI Engineering Co., Ltd.	4,700	24,912
Culture Convenience Club Co., Ltd. (b)	26,800	130,595
Cybozu, Inc.	119	48,411
Dai Nippon Toryo Co., Ltd.	35,000	38,237
Dai-Dan Co., Ltd.	16,000	80,464
Dai-Ichi Kogyo Seiyaku Co., Ltd.	14,000	39,744
Daido Kogyo Co., Ltd.	9,000	15,456
Daido Metal Co., Ltd.	16,000	58,683
Daido Steel Co., Ltd. (b)	25,000	105,249
Daidoh, Ltd.	8,800	68,130
Daifuku Co., Ltd.	29,500	232,562
Daihen Corp. (b)	46,000	217,582
Daiichi Chuo Kisen Kaisha (b)	45,000	142,246
Daiichi Jitsugyo Co., Ltd. (b)	20,000	52,689
Daiken Corp.	33,000	90,840
Daiki Aluminium Industry Co., Ltd.	19,000	52,932
Daiko Clearing Services Corp. (b)	5,200	22,216
Daikoku Denki Co., Ltd.	4,200	73,818
Daikokutenbussan Co., Ltd.	1,200	35,923
Daikyo, Inc. (b)	64,000	124,238
Daimei Telecom Engineering Corp.	15,000	108,041
Dainichi Co., Ltd.	4,700	32,573
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	28,000	107,343
Dainippon Screen Manufacturing Co., Ltd. (b)	69,000	323,096
Daio Paper Corp. (b)	28,000	229,984
Daiseki Co., Ltd. (b)	9,300	193,910
Daiso Co., Ltd.	27,000	68,487
Daisyo Corp.	4,900	60,074
Daiwa Industries, Ltd.	18,000	90,375
Daiwabo Co., Ltd. (b)	43,000	89,072
DC Co., Ltd. (b)	5,600	12,929
DCM Japan Holdings Co., Ltd. (b)	30,800	176,792
Denki Kogyo Co., Ltd.	19,000	98,695
Denyo Co., Ltd.	10,700	82,538
Descente, Ltd.	18,000	106,367
DIC Corp. (b)	81,000	175,259
DMW Corp.	700	12,479
Doshisha Co., Ltd.	4,600	119,414
Doutor Nichires Holdings Co., Ltd.	11,200	148,587

MSF-88

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Dowa Holdings Co., Ltd. (b)	35,000	$211,129
Dr. Ci:Labo Co., Ltd.	41	96,228
DTS Corp.	8,900	88,393
Duskin Co., Ltd.	19,900	353,847
Dwango Co., Ltd. (b)	34	57,424
Dydo Drinco, Inc.	4,300	149,183
eAccess, Ltd. (b)	388	282,634
Eagle Industry Co., Ltd.	13,000	102,359
Earth Chemical Co., Ltd.	4,200	127,560
EDION Corp. (b)	35,200	362,995
Eiken Chemical Co., Ltd.	7,500	75,280
Eizo Nanao Corp.	6,800	167,733
Enplas Corp.	5,700	112,263
EPS Co., Ltd. (b)	8	19,395
ESPEC Corp.	8,800	75,039
Exedy Corp.	10,600	258,084
Falco Biosystems, Ltd.	3,100	30,842
Fancl Corp. (b)	9,000	170,789
FCC Co., Ltd. (b)	9,400	186,767
FDK Corp. (a)	42,000	61,640
Foster Electric Co., Ltd.	6,500	180,730
FP Corp. (b)	3,800	173,973
France Bed Holdings Co., Ltd. (b)	53,000	76,475
Fudo Tetra Corp.	61,400	38,111
Fuji Co., Ltd./Ehime	6,000	116,223
Fuji Corp., Ltd.	12,200	42,958
Fuji Kiko Co., Ltd.	12,000	41,124
Fuji Kyuko Co., Ltd.	20,000	97,338
Fuji Oil Co., Ltd.	17,500	247,450
Fuji Seal International, Inc.	6,700	138,531
Fuji Soft, Inc.	7,500	125,549
Fujibo Holdings, Inc.	30,000	48,465
Fujico Co., Ltd.	8,000	92,082
Fujikura Kasei Co., Ltd.	9,600	51,817
Fujita Kanko, Inc.	30,000	120,460
Fujitec Co., Ltd.	33,000	196,222
Fujitsu Frontech, Ltd.	7,400	55,904
Fujitsu General, Ltd.	18,000	81,939
Fujiya Co., Ltd. (a) (b)	43,000	97,921
Fukuda Corp.	20,000	37,454
Fukushima Industries Corp.	1,700	16,148
Fukuyama Transporting Co., Ltd. (b)	33,000	165,036
Fumakilla, Ltd.	8,000	39,994
Funai Consulting Co., Ltd.	8,700	47,119
Furukawa Battery Co., Ltd. (a)	6,000	45,370
Furukawa Co., Ltd.	124,000	151,432
Furukawa-Sky Aluminum Corp.	39,000	95,621
Furusato Industries, Ltd.	5,400	37,977
Fuso Pharmaceutical Industries, Ltd.	29,000	94,862
Futaba Corp.	12,900	255,055
Futaba Industrial Co., Ltd. (b)	27,800	241,525
Future Architect, Inc.	68	25,911
Fuyo General Lease Co., Ltd.	7,200	203,266
Gakken Co., Ltd. (b)	28,000	62,032
Gecoss Corp.	8,800	35,693
Genki Sushi Co., Ltd.	2,200	27,593
Geo Corp.	131	129,564
GLOBERIDE, Inc.	37,000	46,752
GMO internet, Inc.	14,200	54,290

Security Description	Shares	Value

Japan—(Continued)
Godo Steel, Ltd. (b)	63,000	$141,713
Goldcrest Co., Ltd.	6,290	166,609
Goldwin, Inc. (a)	20,000	40,756
Gourmet Kineya Co., Ltd.	1,000	5,619
Gulliver International Co., Ltd. (b)	1,500	52,851
Gun-Ei Chemical Industry Co., Ltd.	20,000	47,260
Gunze, Ltd.	60,000	221,706
H2O Retailing Corp. (b)	41,000	280,567
Hakuto Co., Ltd.	5,800	56,460
Hakuyosha Co., Ltd.	2,000	5,710
Hanwa Co., Ltd. (b)	65,000	275,687
Happinet Corp.	3,400	41,563
Harashin Narus Holdings Co., Ltd.	5,600	65,169
Harima Chemicals, Inc.	2,000	11,564
Haseko Corp.	272,000	252,364
Hazama Corp.	41,900	37,696
Heiwa Corp. (b)	12,300	126,407
Heiwa Real Estate Co., Ltd.	71,500	215,230
Heiwado Co., Ltd.	11,100	142,547
Hibiya Engineering, Ltd.	11,000	95,044
Hiday Hidaka Corp.	200	2,173
Hikari Tsushin, Inc. (b)	7,900	128,427
HIS Co., Ltd.	7,200	147,189
Hitachi Business Solution Co., Ltd.	900	6,434
Hitachi Cable, Ltd.	61,000	182,313
Hitachi Koki Co., Ltd. (b)	15,600	168,253
Hitachi Kokusai Electric, Inc. (b)	16,000	159,248
Hitachi Medical Corp.	8,000	68,285
Hitachi Metals Techno, Ltd.	2,000	8,281
Hitachi Tool Engineering, Ltd.	8,100	84,139
Hitachi Transport System, Ltd. (b)	12,900	181,516
Hitachi Zosen Corp. (a) (b)	234,000	343,389
Hochiki Corp.	8,000	43,607
Hodogaya Chemical Co., Ltd.	27,000	104,871
Hogy Medical Co., Ltd.	3,400	156,818
Hohsui Corp.	12,000	16,146
Hokkaido Gas Co., Ltd.	25,000	65,838
Hokkan Holdings, Ltd.	23,000	63,924
Hokko Chemical Industry Co., Ltd.	8,000	23,986
Hokuetsu Paper Mills, Ltd. (b)	39,500	197,357
Hokuriku Electric Industry Co., Ltd.	22,000	42,416
Hokuriku Electrical Construction Co., Ltd.	1,000	2,773
Hokuriku Gas Co., Ltd.	5,000	12,675
Hokuto Corp.	8,000	164,210
Honshu Chemical Industry Co., Ltd.	2,000	9,636
Horiba, Ltd.	7,000	201,490
Horipro, Inc.	3,500	26,225
Hosiden Corp.	19,300	251,649
Hosokawa Micron Corp.	14,000	57,431
Howa Machinery, Ltd.	36,000	22,363
I-Net Corp.	3,200	16,202
IBJ Leasing Co., Ltd.	6,400	127,839
Ichibanya Co., Ltd.	600	14,635
Ichikawa Co., Ltd.	2,000	3,737
Ichikoh Industries, Ltd.	18,000	31,423
Ichinen Holdings Co., Ltd.	7,000	30,247
Ichiyoshi Securities Co., Ltd.	10,300	70,493
Icom, Inc.	4,200	107,620
Idec Corp.	9,700	87,152

MSF-89

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Ihara Chemical Industry Co., Ltd.	18,000	$53,976
Iino Kaiun Kaisha, Ltd.	26,000	172,570
Ikyu Corp.	28	12,218
Imasen Electric Industrial	7,100	89,786
Imperial Hotel, Ltd.	650	12,248
Inaba Denki Sangyo Co., Ltd.	6,000	139,232
Inaba Seisakusho Co., Ltd.	5,500	55,256
Inabata & Co., Ltd.	23,700	111,948
Inageya Co., Ltd.	6,000	62,381
Ines Corp.	14,100	104,690
Information Services International-Dentsu, Ltd.	4,900	26,288
Intage, Inc.	800	13,715
Inui Steamship Co., Ltd.	6,500	48,968
Invoice, Inc.	3,601	55,878
Ise Chemical Corp.	1,000	5,854
Iseki & Co., Ltd. (b)	50,000	148,395
Ishihara Sangyo Kaisha, Ltd. (a)	139,000	114,505
Ishii Hyoki Co., Ltd.	1,800	21,535
Ito En, Ltd. (b)	7,900	122,413
Itochu Enex Co., Ltd.	23,000	121,440
Itochu-Shokuhin Co., Ltd.	1,800	57,072
Itoham Foods, Inc. (b)	52,000	197,587
Itoki Corp.	16,300	41,893
Iwasaki Electric Co., Ltd.	29,000	54,672
IWATANI Corp.	56,000	164,204
Iwatsu Electric Co., Ltd.	37,000	32,075
Izumiya Co., Ltd.	37,000	162,357
J-Oil Mills, Inc.	35,000	109,766
Jalux, Inc.	3,200	25,619
Janome Sewing Machine Co., Ltd.	68,000	50,192
Japan Airport Terminal Co., Ltd. (b)	16,200	224,355
Japan Aviation Electronics Industry, Ltd.	24,000	182,017
Japan Carlit Co., Ltd.	7,000	32,985
Japan Cash Machine Co., Ltd.	7,900	69,795
Japan Digital Laboratory Co., Ltd.	9,200	98,238
Japan Pulp & Paper Co., Ltd.	33,000	118,384
Japan Radio Co., Ltd.	36,000	78,929
Japan Transcity Corp.	23,000	69,458
Japan Vilene Co., Ltd.	11,000	50,680
Jastec Co., Ltd.	5,100	29,930
JBCC Holdings, Inc.	5,700	34,852
JBIS Holdings, Inc.	10,400	35,085
Jeol, Ltd. (b)	29,000	111,692
JFE Shoji Holdings, Inc.	38,000	160,374
JK Holdings Co., Ltd.	5,600	21,832
JMS Co., Ltd.	13,000	53,021
Joban Kosan Co., Ltd.	19,000	28,278
Joshin Denki Co., Ltd. (b)	18,000	162,433
JSP Corp.	10,700	128,339
Juki Corp. (b)	55,000	103,078
JVC KENWOOD Holdings, Inc.	266,800	111,438
K’s Holdings Corp.	10,560	259,404
kabu.com Securities Co., Ltd. (b)	25,000	134,965
Kadokawa Group Holdings, Inc.	6,700	151,535
Kaga Electronics Co., Ltd.	8,500	91,662
Kagawa Bank, Ltd.	31,000	106,874
Kakaku.com, Inc.	51	185,164
Kaken Pharmaceutical Co., Ltd.	22,000	181,483
Kameda Seika Co., Ltd.	3,100	55,411

Security Description	Shares	Value

Japan—(Continued)
Kamei Corp.	9,000	$44,537
Kanaden Corp.	11,000	58,250
Kanagawa Chuo Kotsu Co., Ltd.	16,000	85,822
Kanamoto Co., Ltd.	11,000	52,182
Kandenko Co., Ltd.	22,000	139,538
Kanematsu Corp. (a) (b)	149,000	122,196
Kanematsu Electronics, Ltd.	8,500	75,787
Kanto Auto Works, Ltd.	13,300	106,834
Kanto Denka Kogyo Co., Ltd. (b)	18,000	140,763
Kanto Natural Gas Development, Ltd.	12,000	61,940
Kanto Tsukuba Bank, Ltd. (b)	25,500	72,376
Kappa Create Co., Ltd. (b)	900	17,859
Kasai Kogyo Co., Ltd.	10,000	42,141
Kasumi Co., Ltd.	16,000	77,788
Katakura Chikkarin Co., Ltd.	8,000	24,688
Katakura Industries Co., Ltd.	9,000	92,708
Kato Sangyo Co., Ltd.	7,100	116,322
Kato Works Co., Ltd.	27,000	57,554
Kawai Musical Instruments Manufacturing Co., Ltd.	30,000	66,172
Kawasaki Kinkai Kisen Kaisha	7,000	21,713
Kawashima Selkon Textiles Co., Ltd.	29,000	23,894
Kawasumi Laboratories, Inc.	9,000	67,768
Kayaba Industry Co., Ltd.	66,000	242,752
Keihin Corp.	9,100	175,801
Keiyo Co., Ltd. (b)	13,300	65,424
Kenedix, Inc. (b)	289	84,843
Kentucky Fried Chicken Japan, Ltd.	3,000	54,310
KEY Coffee, Inc.	5,800	98,681
Kimura Chemical Plants Co., Ltd.	4,900	46,241
Kinki Nippon Tourist Co., Ltd.	23,000	21,126
Kinki Sharyo Co., Ltd. (b)	10,000	65,666
Kintetsu World Express, Inc.	5,600	144,582
Kinugawa Rubber Industrial Co., Ltd.	16,000	65,448
Kisoji Co., Ltd. (b)	6,100	124,934
Kissei Pharmaceutical Co., Ltd.	10,000	207,989
Kitagawa Iron Works Co., Ltd.	33,000	53,369
Kitano Construction Corp.	24,000	54,147
Kitz Corp.	31,000	180,496
Kiyo Holdings, Inc. (b)	246,000	326,664
Koa Corp.	14,000	136,599
Koatsu Gas Kogyo Co., Ltd.	14,000	83,164
Kohnan Shoji Co., Ltd.	10,300	117,326
Kohsoku Corp.	5,000	35,981
Koike Sanso Kogyo Co., Ltd.	13,000	37,454
Kojima Co., Ltd. (b)	11,300	100,931
Kokuyo Co., Ltd. (b)	31,000	258,616
Komai Tekko, Inc.	12,000	27,322
Komatsu Seiren Co., Ltd.	13,000	51,370
Komatsu Wall Industry Co., Ltd.	3,600	38,432
Komeri Co., Ltd.	6,900	179,934
Komori Corp.	24,000	296,744
Konaka Co., Ltd.	12,400	44,593
Konishi Co., Ltd.	7,300	85,082
Kosaido Co., Ltd.	3,700	7,228
Kose Corp. (b)	9,800	229,962
Kosei Securities Co., Ltd.	14,000	15,448
Kourakuen Corp.	1,100	14,309
Krosaki Harima Corp. (b)	26,000	106,383

MSF-90

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
KRS Corp.	4,200	$39,803
Kumagai Gumi Co., Ltd.	59,000	41,076
Kumiai Chemical Industry Co., Ltd.	20,000	61,694
Kura Corp.	25	89,649
Kurabo Industries, Ltd.	87,000	148,017
KUREHA Corp.	41,000	198,923
Kurimoto, Ltd.	53,000	106,155
Kuroda Electric Co., Ltd. (b)	11,800	162,651
Kyodo Printing Co., Ltd.	35,000	103,739
Kyodo Shiryo Co., Ltd.	30,000	38,523
Kyoei Steel, Ltd.	5,700	120,384
Kyoei Tanker Co., Ltd.	13,000	30,911
Kyokuto Kaihatsu Kogyo Co., Ltd.	17,900	67,293
Kyokuto Securities Co., Ltd.	1,800	16,987
Kyokuyo Co., Ltd.	34,000	72,421
Kyorin Co., Ltd.	13,000	188,135
Kyoritsu Maintenance Co., Ltd.	4,000	58,741
Kyosan Electric Manufacturing Co., Ltd.	22,000	110,964
Kyoto Kimono Yuzen Co., Ltd.	4,400	40,472
Kyowa Electronics Instruments Co., Ltd.	6,000	17,629
Kyowa Exeo Corp.	24,000	197,917
Kyowa Leather Cloth Co., Ltd.	3,300	14,455
Kyudenko Corp.	20,000	120,024
Life Corp.	12,800	221,904
Lintec Corp.	4,900	95,928
Lion Corp.	8,000	40,302
M3, Inc. (b)	34	116,320
Macnica, Inc.	4,500	73,738
Maeda Corp. (b)	60,000	178,658
Maeda Road Construction Co., Ltd. (b)	23,000	187,673
Maezawa Kasei Industries Co., Ltd.	5,200	51,952
Maezawa Kyuso Industries Co., Ltd.	5,300	72,390
Makino Milling Machine Co., Ltd.	56,000	363,592
Mandom Corp. (b)	6,300	171,727
Mars Engineering Corp.	2,500	51,111
Marubun Corp.	10,300	62,450
Marudai Food Co., Ltd.	49,000	140,115
Maruei Department Store Co., Ltd.	20,000	26,346
Maruha Nichiro Holdings, Inc.	126,000	179,109
Maruka Machinery Co., Ltd.	3,000	19,740
Marukyu Co., Ltd.	700	7,027
Marusan Securities Co., Ltd.	24,600	149,918
Maruwa Co., Ltd.	4,200	89,260
Maruwn Corp.	2,200	5,725
Maruyama Manufacturing Co.Inc	18,000	39,529
Maruzen Showa Unyu Co., Ltd.	28,000	102,543
Maspro Denkoh Corp.	6,200	58,199
Matsuda Sangyo Co., Ltd.	4,100	76,226
Matsui Construction Co., Ltd.	10,000	38,076
Matsuya Co., Ltd.	11,700	110,024
Matsuya Foods Co., Ltd. (b)	3,800	55,652
Max Co., Ltd.	14,000	149,693
Maxvalu Tokai Co., Ltd.	5,400	60,003
MEC Co., Ltd.	4,800	26,732
Megachips Corp. (b)	5,100	76,114
Megane TOP Co., Ltd. (b)	1,800	11,902
Megmilk Snow Brand Co., Ltd.	11,700	182,105
Meidensha Corp. (b)	49,000	218,384
Meiji Shipping Co., Ltd.	8,500	44,069

Security Description	Shares	Value

Japan—(Continued)
Meiko Network Japan Co., Ltd.	2,200	$13,446
Meitec Corp. (b)	10,000	196,087
Meito Sangyo Co., Ltd.	5,000	69,928
Meito Transportation Co., Ltd.	1,400	12,042
Meiwa Estate Co., Ltd.	10,300	59,571
Melco Holdings, Inc.	5,600	123,847
Mercian Corp.	38,000	74,765
Mikuni Coca-Cola Bottling Co., Ltd. (b)	11,100	87,834
Milbon Co., Ltd. (b)	3,500	80,097
Mimasu Semiconductor Industry Co., Ltd. (b)	6,800	101,675
Ministop Co., Ltd.	5,300	61,615
Misawa Homes Co., Ltd. (a)	13,200	45,957
MISUMI Group, Inc. (b)	7,700	158,190
Mito Securities Co., Ltd.	21,000	53,021
Mitsuba Corp.	18,000	113,918
Mitsubishi Kakoki Kaisha, Ltd.	22,000	60,325
Mitsubishi Materials Corp. (b)	15,040	43,342
Mitsubishi Paper Mills, Ltd. (b)	124,000	148,734
Mitsubishi Pencil Co., Ltd.	6,500	96,603
Mitsubishi Steel Manufacturing Co., Ltd.	43,000	105,001
Mitsuboshi Belting Co., Ltd.	30,000	137,833
Mitsui High-Tec, Inc.	11,100	95,244
Mitsui Home Co., Ltd.	15,000	82,238
Mitsui Knowledge Industry Co., Ltd.	396	67,966
Mitsui Matsushima Co., Ltd.	25,000	49,986
Mitsui Sugar Co., Ltd.	34,000	113,353
Mitsui-Soko Co., Ltd.	36,000	134,579
Mitsumura Printing Co., Ltd.	1,000	3,506
Mitsuuroko Co., Ltd.	11,000	81,580
Miura Co., Ltd.	8,700	226,864
Miyoshi Oil & Fat Co., Ltd.	30,000	46,902
Mizuho Investors Securities Co., Ltd. (b)	81,000	85,031
Mizuno Corp. (b)	34,000	150,270
Mochida Pharmaceutical Co., Ltd.	22,000	209,665
Modec, Inc.	4,300	77,246
Monex Beans Holdings, Inc. (b)	358	176,405
Mori Seiki Co., Ltd. (b)	18,500	227,445
Morinaga & Co., Ltd. (b)	71,000	158,143
Morinaga Milk Industry Co., Ltd. (b)	54,000	212,807
Morita Holdings Corp.	8,000	39,386
Morozoff, Ltd.	11,000	35,645
Mory Industries, Inc.	20,000	60,473
MOS Food Services, Inc.	9,600	157,119
Moshi Moshi Hotline, Inc.	7,350	140,645
Mr Max Corp.	13,800	61,157
Musashi Seimitsu Industry Co., Ltd.	6,200	132,250
Mutoh Holdings Co., Ltd. (a)	21,000	35,004
Nabtesco Corp. (b)	25,000	333,712
NAC Co., Ltd.	1,400	13,118
Nachi-Fujikoshi Corp.	69,000	226,171
Nagaileben Co., Ltd.	1,200	27,793
Nagatanien Co., Ltd.	8,000	75,471
Nakabayashi Co., Ltd.	17,000	37,418
Nakamuraya Co., Ltd.	18,000	89,716
Nakayama Steel Works, Ltd.	46,000	71,667
NEC Electronics Corp. (a) (b)	5,400	54,788
NEC Fielding, Ltd.	5,000	67,693
NEC Leasing, Ltd.	8,100	104,426
NEC Mobiling, Ltd.	4,600	110,541

MSF-91

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
NEC Networks & System Integration Corp.	8,300	$110,035
NET One Systems Co., Ltd.	140	178,138
Neturen Co., Ltd.	13,200	101,374
New Japan Radio Co., Ltd.	15,000	56,841
Nice Holdings, Inc. (b)	31,000	68,393
Nichia Steel Works, Ltd.	18,000	49,020
Nichias Corp.	37,000	165,658
Nichiban Co., Ltd.	14,000	47,670
Nichicon Corp.	18,200	224,350
Nichiha Corp.	10,500	94,692
Nichii Gakkan Co.	14,300	125,893
Nichirei Corp.	70,000	261,852
Nichireki Co., Ltd.	11,000	51,699
Nidec Copal Corp. (b)	5,900	84,037
Nidec Sankyo Corp.	14,000	124,013
Nidec Servo Corp.	8,000	41,130
Nidec-Tosok Corp.	5,800	82,983
Nifco, Inc.	14,900	343,119
Nihon Chouzai Co., Ltd.	1,990	59,319
Nihon Dempa Kogyo Co., Ltd. (b)	6,800	142,278
Nihon Eslead Corp. (b)	3,100	26,834
Nihon Kohden Corp.	12,700	233,940
Nihon Nohyaku Co., Ltd. (b)	15,000	86,597
Nihon Parkerizing Co., Ltd. (b)	14,000	189,954
Nihon Shokuhin Kako Co., Ltd.	3,000	20,305
Nihon Spindle Manufacturing Co., Ltd.	15,000	23,691
Nihon Unisys, Ltd. (b)	16,000	107,451
Nihon Yamamura Glass Co., Ltd.	45,000	149,394
Nikkiso Co., Ltd.	18,000	131,892
Nikko Co., Ltd.	14,000	35,184
Nippo Corp.	20,000	153,795
Nippon Beet Sugar Manufacturing Co., Ltd. (b)	53,000	129,167
Nippon Carbon Co., Ltd.	34,000	111,825
Nippon Ceramic Co., Ltd. (b)	6,400	77,613
Nippon Chemi-Con Corp.	57,000	224,682
Nippon Chemical Industrial Co., Ltd.	30,000	71,993
Nippon Chemiphar Co., Ltd. (b)	10,000	27,841
Nippon Coke & Engineering Co. (b)	66,500	99,600
Nippon Denko Co., Ltd. (b)	24,000	179,201
Nippon Densetsu Kogyo Co., Ltd. (b)	12,000	93,877
Nippon Denwa Shisetsu Co., Ltd.	16,000	49,598
Nippon Felt Co., Ltd.	7,000	31,468
Nippon Filcon Co., Ltd.	6,600	32,304
Nippon Fine Chemical Co., Ltd.	7,400	57,088
Nippon Flour Mills Co., Ltd. (b)	40,000	199,598
Nippon Formula Feed Manufacturing Co., Ltd.	25,000	30,230
Nippon Gas Co., Ltd. (b)	10,100	150,226
Nippon Hume Corp.	6,000	19,804
Nippon Kanzai Co., Ltd.	2,300	37,204
Nippon Kasei Chemical Co., Ltd.	26,000	49,852
Nippon Kayaku Co., Ltd.	24,000	208,753
Nippon Kinzoku Co., Ltd.	29,000	54,913
Nippon Koei Co., Ltd.	33,000	97,467
Nippon Konpo Unyu Soko Co., Ltd.	24,000	271,082
Nippon Koshuha Steel Co., Ltd.	34,000	36,785
Nippon Light Metal Co., Ltd.	255,000	370,363
Nippon Metal Industry Co., Ltd. (b)	57,000	92,831
Nippon Paint Co., Ltd. (b)	45,000	294,978
Nippon Parking Development Co., Ltd.	803	38,385

Security Description	Shares	Value

Japan—(Continued)
Nippon Pillar Packing Co., Ltd. (b)	11,000	$73,264
Nippon Piston Ring Co., Ltd.	28,000	32,957
Nippon Seiki Co., Ltd. (b)	12,000	141,997
Nippon Seisen Co., Ltd.	15,000	47,392
Nippon Sharyo, Ltd.	17,000	101,787
Nippon Shinyaku Co., Ltd.	16,000	181,097
Nippon Signal Co., Ltd.	17,800	159,377
Nippon Soda Co., Ltd.	43,000	190,686
Nippon Steel Trading Co., Ltd.	22,000	43,556
Nippon Suisan Kaisha, Ltd. (b)	64,200	185,748
Nippon Thompson Co., Ltd. (b)	30,000	208,945
Nippon Valqua Industries, Ltd.	32,000	70,260
Nippon Yakin Kogyo Co., Ltd. (b)	46,000	182,395
Nippon Yusoki Co., Ltd.	2,000	4,195
Nipro Corp. (b)	12,400	239,841
NIS Group Co., Ltd.	82,900	20,321
Nishimatsu Construction Co., Ltd.	137,000	179,046
Nishimatsuya Chain Co., Ltd. (b)	17,100	177,728
Nissan Shatai Co., Ltd.	25,000	199,739
Nissei Corp.	10,500	75,173
Nissen Holdings Co., Ltd.	14,000	54,268
Nissin Corp.	30,000	69,368
Nissin Electric Co., Ltd.	19,000	100,523
Nissin Kogyo Co., Ltd.	11,000	179,571
Nissin Sugar Manufacturing Co., Ltd.	7,000	15,436
Nissui Pharmaceutical Co., Ltd.	5,800	43,566
Nitta Corp. (b)	10,900	174,046
Nittan Valve Co., Ltd.	10,500	38,023
Nittetsu Mining Co., Ltd.	26,000	114,632
Nitto Boseki Co., Ltd.	112,000	238,718
Nitto Fuji Flour Milling Co., Ltd.	4,000	15,110
Nitto Kogyo Corp.	11,900	124,517
Nitto Kohki Co., Ltd.	3,800	84,930
Nitto Seiko Co., Ltd.	11,000	33,384
NOF Corp. (b)	56,000	221,949
Nohmi Bosai, Ltd.	9,000	56,959
Nomura Co., Ltd.	19,000	54,930
Noritake Co., Ltd.	47,000	136,292
Noritsu Koki Co., Ltd.	8,700	62,022
Noritz Corp.	6,400	98,686
NS Solutions Corp.	5,800	105,285
NSD Co., Ltd. (b)	14,000	168,359
O-M, Ltd.	8,000	32,646
OBIC Business Consultants, Ltd. (b)	1,950	95,294
Oenon Holdings, Inc. (b)	17,000	33,477
Ohara, Inc.	4,400	81,057
Oiles Corp.	8,500	137,911
Okabe Co., Ltd.	18,600	73,094
Okamoto Industries, Inc.	29,000	121,374
Okamura Corp.	28,000	179,018
Okasan Securities Group, Inc.	54,000	258,540
Oki Electric Industry Co., Ltd. (b)	192,000	160,424
OKK Corp.	32,000	32,912
Okuma Holdings, Inc. (b)	51,000	372,661
Okumura Corp. (b)	59,000	206,611
Okura Industrial Co., Ltd.	24,000	68,115
Okuwa Co., Ltd.	10,000	100,859
Olympic Corp.	9,300	63,790
ONO Sokki Co., Ltd.	9,000	31,701

MSF-92

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Onoken Co., Ltd.	5,200	$46,676
Onward Holdings Co., Ltd. (b)	43,000	335,480
Organo Corp. (b)	11,000	73,881
Oriental Yeast Co., Ltd.	4,000	19,383
Origin Electric Co., Ltd.	11,000	45,378
Osaka Organic Chemical Industry, Ltd.	100	583
Osaka Steel Co., Ltd.	6,100	97,228
OSAKA Titanium Technologies Co., Ltd. (b)	5,900	243,552
Osaki Electric Co., Ltd. (b)	11,000	97,318
OSG Corp. (b)	23,500	248,172
Oyo Corp.	7,600	65,461
Pacific Golf Group International Holdings KK	143	94,426
Pacific Industrial Co., Ltd.	16,000	88,074
Pacific Metals Co., Ltd. (b)	32,000	266,433
Pal Co, Ltd.	750	15,073
PanaHome Corp.	25,000	167,055
Paramount Bed Co., Ltd. (b)	6,100	119,290
Parco Co., Ltd.	26,500	223,480
Paris Miki, Inc. (b)	10,200	98,194
Park24 Co., Ltd.	23,700	242,619
Pasco Corp. (a)	17,000	33,136
Pasona Group, Inc. (b)	76	50,131
Penta-Ocean Construction Co., Ltd.	118,000	163,033
PIA Corp. (a)	3,200	41,786
Pigeon Corp. (b)	4,800	178,642
Pilot Corp.	44	65,333
Piolax, Inc.	4,000	89,600
Pioneer Corp. (b)	84,300	308,374
Plenus Co., Ltd.	6,900	92,838
Press Kogyo Co., Ltd.	44,000	109,622
Prima Meat Packers, Ltd. (b)	65,000	68,917
Pronexus, Inc.	8,100	47,378
PS Mitsubishi Construction Co., Ltd. (b)	9,900	33,895
Raito Kogyo Co., Ltd.	24,200	57,099
Rasa Industries, Ltd.	33,000	37,068
Renown, Inc. (a)	15,100	28,622
Resort Solution Co., Ltd.	1,000	1,830
Resort Trust, Inc.	11,200	164,052
Rheon Automatic Machinery Co., Ltd.	5,000	12,743
Rhythm Watch Co., Ltd.	57,000	99,665
Ricoh Leasing Co., Ltd.	6,800	159,131
Right On Co., Ltd.	5,500	41,874
Riken Corp.	38,000	149,284
Riken Keiki Co., Ltd.	7,500	51,006
Riken Technos Corp.	22,000	71,336
Riken Vitamin Co., Ltd.	3,100	82,020
Ringer Hut Co., Ltd.	6,200	66,296
Risa Partners, Inc. (b)	106	57,339
Riso Kyoiku Co., Ltd.	222	11,395
Rock Field Co., Ltd.	3,800	55,525
Rohto Pharmaceutical Co., Ltd.	4,000	43,971
Roland Corp.	10,200	121,858
Roland DG Corp.	3,700	65,813
Round One Corp.	18,000	118,562
Royal Holdings Co., Ltd.	9,000	89,626
Ryobi, Ltd.	65,000	219,301
Ryoden Trading Co., Ltd.	15,000	78,700
Ryohin Keikaku Co., Ltd.	7,100	299,302
Ryosan Co., Ltd.	11,300	288,161

Security Description	Shares	Value

Japan—(Continued)
Ryoshoku, Ltd. (b)	3,300	$77,291
Ryoyo Electro Corp.	11,000	105,428
S&B Foods, Inc.	2,000	18,438
S. Foods, Inc.	7,000	57,936
Sagami Chain Co., Ltd.	3,000	16,574
Saibu Gas Co., Ltd.	95,000	266,445
Saizeriya Co., Ltd.	9,300	167,934
Sakai Chemical Industry Co., Ltd.	45,000	218,521
Sakata INX Corp.	20,000	97,798
Sakata Seed Corp. (b)	11,900	159,915
Sala Corp.	11,000	66,649
San Holdings, Inc.	1,600	26,068
San-A Co., Ltd.	2,900	109,157
San-Ai Oil Co., Ltd.	22,000	88,219
Sanden Corp. (b)	56,000	206,393
Sanei-International Co., Ltd.	5,700	77,345
Sanken Electric Co., Ltd. (b)	53,000	202,717
Sanki Engineering Co., Ltd.	23,000	162,052
Sanko Metal Industries Co., Ltd.	10,000	24,817
Sankyo Seiko Co., Ltd.	23,700	73,357
Sankyo-Tateyama Holdings, Inc.	109,000	147,105
Sankyu, Inc.	63,000	311,012
Sanoh Industrial Co., Ltd.	10,100	77,255
Sanrio Co., Ltd. (b)	12,600	119,951
Sanshin Electronics Co., Ltd.	12,600	106,362
Sansui Electric Co., Ltd. (a)	316,000	16,898
Sanwa Holdings Corp.	75,000	249,921
Sanyo Chemical Industries, Ltd.	27,000	161,531
Sanyo Denki Co., Ltd.	17,000	72,048
Sanyo Housing Nagoya Co., Ltd.	25	21,684
Sanyo Shokai, Ltd. (b)	45,000	170,692
Sanyo Special Steel Co., Ltd. (b)	47,000	203,379
Sapporo Hokuyo Holdings, Inc.	90,000	411,513
Sasebo Heavy Industries Co., Ltd.	37,000	77,681
Sato Corp.	8,600	122,785
Sato Shoji Corp.	7,200	41,448
Satori Electric Co., Ltd.	6,600	43,194
Sawai Pharmaceutical Co., Ltd. (b)	4,100	267,704
Scroll Corp.	9,500	35,344
Secom Joshinetsu Co., Ltd.	900	18,543
Secom Techno Service Co., Ltd.	1,500	39,283
Seibu Electric Industry Co., Ltd.	2,000	7,831
Seika Corp.	28,000	64,113
Seikagaku Corp.	11,800	123,163
Seiko Holdings Corp. (b)	31,000	81,675
Seiren Co., Ltd.	20,600	127,692
Sekisui Jushi Corp.	15,000	129,783
Sekisui Plastics Co., Ltd.	21,000	100,260
Senko Co., Ltd. (b)	23,000	84,443
Senshu Electric Co., Ltd.	4,100	43,022
Senshukai Co., Ltd.	14,700	79,225
Shibaura Mechatronics Corp.	13,000	48,051
Shibuya Kogyo Co., Ltd.	4,000	31,732
Shikibo, Ltd.	49,000	72,428
Shikoku Chemicals Corp.	18,000	100,372
Shima Seiki Manufacturing, Ltd. (b)	8,900	198,459
Shimachu Co., Ltd.	16,100	343,788
Shin Nippon Air Technologies Co., Ltd.	8,100	55,830
Shin-Etsu Polymer Co., Ltd.	20,000	152,301

MSF-93

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Shin-Keisei Electric Railway Co., Ltd.	12,000	$48,165
Shin-Kobe Electric Machinery Co., Ltd. (b)	7,000	68,011
Shinagawa Refractories Co., Ltd.	23,000	72,436
Shindengen Electric Manufacturing Co., Ltd.	35,000	130,472
Shinkawa, Ltd.	7,000	107,579
Shinko Plantech Co., Ltd.	11,700	103,277
Shinko Shoji Co., Ltd.	9,200	79,314
Shinko Wire Co., Ltd.	10,000	16,994
Shinmaywa Industries, Ltd.	44,000	162,871
Shinsho Corp.	18,000	41,644
Shinwa Kaiun Kaisha, Ltd.	32,000	100,793
Ship Healthcare Holdings, Inc.	107	60,997
Shiroki Corp.	25,000	70,673
Shizuoka Gas Co., Ltd.	15,000	85,927
SHO-BOND Holdings Co., Ltd.	4,800	94,187
Shobunsha Publications, Inc.	5,300	38,581
Shochiku Co., Ltd.	25,000	208,269
Shoko Co., Ltd. (b)	27,000	35,251
Showa Aircraft Industry Co., Ltd.	1,000	6,832
Showa Corp.	22,600	180,103
Showa Sangyo Co., Ltd.	34,000	104,683
Siix Corp.	9,300	119,632
Sinanen Co., Ltd.	17,000	70,454
Sinfonia Technology Co., Ltd.	33,000	77,054
Sintokogio, Ltd.	23,700	197,237
SKY Perfect JSAT Holdings, Inc. (b)	489	210,211
SMK Corp. (b)	27,000	138,850
SNT Corp.	8,200	23,041
So-net Entertainment Corp. (b)	24	59,679
Soda Nikka Co., Ltd.	3,000	11,435
Sodick Co., Ltd.	22,500	84,269
Soft99 Corp.	300	1,888
Sogo Medical Co., Ltd.	2,400	52,769
Sohgo Security Services Co., Ltd.	19,600	227,117
Sotoh Co., Ltd.	3,600	31,729
Space Co., Ltd.	200	1,284
SRA Holdings	4,200	38,034
SRI Sports, Ltd.	41	39,068
SSP Co., Ltd.	18,000	136,366
ST Corp.	3,700	41,428
St. Marc Holdings Co., Ltd.	2,700	91,643
Star Micronics Co., Ltd. (b)	14,800	162,964
Starzen Co., Ltd.	28,000	74,654
Stella Chemifa Corp.	2,600	110,552
Studio Alice Co., Ltd.	200	1,784
Subaru Enterprise Co., Ltd.	1,000	2,911
Sugi Holdings Co., Ltd. (b)	8,700	207,947
Sugimoto & Co., Ltd.	3,800	35,791
Sumida Corp. (b)	7,400	81,880
Suminoe Textile Co., Ltd.	18,000	37,976
Sumisho Computer Systems Corp.	7,700	111,749
Sumitomo Bakelite Co., Ltd.	48,000	275,553
Sumitomo Densetsu Co., Ltd.	10,500	50,937
Sumitomo Forestry Co., Ltd. (b)	19,500	159,342
Sumitomo Light Metal Industries, Ltd.	125,000	135,108
Sumitomo Mitsui Construction Co., Ltd. (a)	107,000	92,827
Sumitomo Osaka Cement Co., Ltd.	139,000	241,186
Sumitomo Pipe & Tube Co., Ltd.	11,100	65,699
Sumitomo Precision Products Co., Ltd.	12,000	39,071

Security Description	Shares	Value

Japan—(Continued)
Sumitomo Real Estate Sales Co., Ltd. (b)	2,910	$126,248
Sumitomo Seika Chemicals Co., Ltd.	20,000	78,819
Sunx, Ltd.	12,600	62,448
SWCC Showa Holdings Co., Ltd.	112,000	113,989
SxL Corp. (a)	40,000	24,336
SystemPro Co., Ltd.	50	36,515
T Hasegawa Co., Ltd.	7,700	116,437
T RAD Co., Ltd.	29,000	82,974
T-GAIA Corp.	54	79,979
Tachi-S Co., Ltd.	10,800	117,754
Tachibana Eletech Co., Ltd.	6,700	53,640
Tadano, Ltd. (b)	45,000	243,900
Taihei Dengyo Kaisha, Ltd.	14,000	128,006
Taihei Kogyo Co., Ltd.	22,000	94,374
Taiheiyo Cement Corp.	83,000	119,137
Taiho Kogyo Co., Ltd.	11,900	95,450
Taikisha, Ltd.	10,900	175,494
Taisei Lamick Co., Ltd.	1,900	46,429
Taiyo Ink Manufacturing Co., Ltd.	5,200	139,525
Taiyo Yuden Co., Ltd. (b)	27,000	427,312
Takamatsu Construction Group Co., Ltd.	6,000	73,697
Takano Co., Ltd.	6,600	38,777
Takaoka Electric Manufacturing Co., Ltd. (b)	30,000	103,806
Takara Holdings, Inc. (b)	22,000	123,493
Takara Printing Co., Ltd.	3,100	24,862
Takara Standard Co., Ltd.	39,000	242,647
Takasago International Corp. (b)	29,000	156,462
Takasago Thermal Engineering Co., Ltd. (b)	20,100	159,048
Takiron Co., Ltd.	19,000	56,321
Takuma Co., Ltd.	30,000	72,212
Tamura Corp. (b)	27,000	93,431
Tatsuta Electric Wire and Cable Co., Ltd.	30,000	74,857
Tayca Corp.	12,000	31,869
Teac Corp. (a)	62,000	29,880
TECHNO ASSOCIE Co., Ltd.	300	2,125
Techno Ryowa, Ltd.	4,700	21,377
Tecmo Koei Holdings Co., Ltd.	12,000	85,832
Teikoku Electric Manufacturing Co., Ltd.	3,700	79,132
Teikoku Piston Ring Co., Ltd.	7,900	59,176
Teikoku Sen-I Co., Ltd.	8,000	39,744
Teikoku Tsushin Kogyo Co., Ltd.	20,000	47,866
Tekken Corp.	59,000	50,549
Ten Allied Co., Ltd.	2,600	8,927
Tenma Corp.	9,100	105,633
Teraoka Seisakusho Co., Ltd.	100	419
The Aichi Bank, Ltd.	3,000	242,748
The Akita Bank, Ltd.	64,000	257,708
The Aomori Bank, Ltd.	54,000	126,900
The Awa Bank, Ltd. (b)	72,000	429,458
The Bank of Iwate, Ltd.	5,100	296,478
The Bank of Nagoya, Ltd.	60,000	243,399
The Bank of Okinawa, Ltd.	6,500	265,221
The Bank of Saga, Ltd. (b)	54,000	154,939
The Chiba Kogyo Bank, Ltd. (a)	17,000	133,262
The Chukyo Bank, Ltd. (b)	49,000	149,534
The Daiei, Inc. (a) (b)	22,550	96,640
The Daisan Bank, Ltd.	56,000	158,325
The Daishi Bank, Ltd.	31,000	107,505
The Daito Bank, Ltd.	46,000	32,494

MSF-94

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
The Ehime Bank, Ltd. (b)	54,000	$152,068
The Eighteenth Bank, Ltd.	71,000	212,954
The Fuji Fire & Marine Insurance Co., Ltd.	70,000	93,470
The Fukui Bank, Ltd.	81,000	257,546
The Fukushima Bank, Ltd.	90,000	48,060
The Higashi-Nippon Bank, Ltd.	62,000	130,160
The Higo Bank, Ltd.	38,000	211,599
The Hokkoku Bank, Ltd.	107,000	397,589
The Hokuetsu Bank, Ltd.	73,000	119,534
The Hyakugo Bank, Ltd.	77,000	361,139
The Hyakujushi Bank, Ltd.	81,000	314,704
The Japan Wool Textile Co., Ltd. (b)	28,000	217,997
The Juroku Bank, Ltd.	114,000	452,944
The Keihin Co., Ltd.	22,000	24,265
The Keiyo Bank, Ltd.	73,000	352,574
The Kita-Nippon Bank, Ltd.	3,200	88,430
The Maruetsu, Inc. (a)	30,000	124,148
The Michinoku Bank, Ltd.	56,000	114,817
The Minato Bank, Ltd.	76,000	99,058
The Miyazaki Bank, Ltd.	47,000	142,651
The Musashino Bank, Ltd.	12,300	353,543
The Nagano Bank, Ltd.	27,000	53,190
The Nippon Road Co., Ltd.	36,000	90,987
The Nippon Synthetic Chemical Industry Co., Ltd.	23,000	158,432
The Nisshin Oillio Group, Ltd.	38,000	184,022
The Ogaki Kyoritsu Bank, Ltd.	90,000	311,308
The Oita Bank, Ltd.	46,000	169,321
The Okinawa Electric Power Co., Inc.	5,200	271,744
The Pack Corp.	4,600	69,074
The Sankei Building Co., Ltd.	13,100	81,657
The Shibusawa Warehouse Co., Ltd.	17,000	57,986
The Shikoku Bank, Ltd. (b)	64,000	214,527
The Shimizu Bank, Ltd.	3,200	128,839
The Sumitomo Warehouse Co., Ltd.	50,000	221,642
The Tochigi Bank, Ltd.	46,000	201,318
The Toho Bank, Ltd.	63,000	201,054
The Tohoku Bank, Ltd.	25,000	39,064
The Tokushima Bank, Ltd.	34,000	121,221
The Tokyo Tomin Bank, Ltd.	11,100	147,481
The Torigoe Co., Ltd.	8,200	64,817
The Tottori Bank, Ltd.	25,000	67,324
The Towa Bank, Ltd. (b)	90,000	61,650
The Yachiyo Bank, Ltd.	7,300	168,748
The Yamagata Bank, Ltd. (b)	54,000	238,022
The Yamanashi Chuo Bank, Ltd.	53,000	233,300
The Yasuda Warehouse Co., Ltd.	5,800	35,182
The Yokohama Rubber Co., Ltd.	23,000	108,399
Tigers Polymer Corp.	2,200	8,623
TKC	5,800	107,123
Toa Corp.	80,000	90,812
Toa Oil Co., Ltd.	37,000	37,627
Toagosei Co., Ltd.	76,000	323,089
Tobishima Corp. (a)	207,000	59,766
Tobu Store Co., Ltd.	14,000	40,486
TOC Co., Ltd.	34,200	129,393
Tocalo Co., Ltd.	5,300	110,800
Toda Corp. (b)	81,000	291,208
Toda Kogyo Corp. (b)	19,000	140,460

Security Description	Shares	Value

Japan—(Continued)
Toei Co., Ltd.	20,000	$102,374
Toenec Corp. (b)	14,000	76,129
Toho Co., Ltd.	17,000	60,422
Toho Holdings Co., Ltd.	10,300	135,005
Toho Real Estate Co., Ltd.	5,400	28,746
Toho Titanium Co., Ltd. (b)	10,000	246,632
Toho Zinc Co., Ltd. (b)	61,000	300,030
Tokai Carbon Co., Ltd.	39,000	227,280
Tokai Corp.	14,000	77,955
Tokai Rubber Industries, Inc. (b)	12,100	165,074
Tokai Tokyo Securities Co., Ltd.	73,000	304,958
Token Corp. (b)	630	18,022
Toko, Inc. (b)	37,000	59,278
Tokushu Tokai Holdings Co., Ltd.	56,000	149,346
Tokyo Dome Corp.	69,000	196,578
Tokyo Electron Device, Ltd.	8	12,568
Tokyo Energy & Systems, Inc.	12,000	82,720
Tokyo Individualized Educational Institute, Inc.	600	1,053
Tokyo Kaikan Co., Ltd.	3,000	11,491
Tokyo Keiki, Inc.	30,000	52,959
Tokyo Kikai Seisakusho, Ltd.	19,000	22,762
Tokyo Ohka Kogyo Co., Ltd. (b)	13,000	241,845
Tokyo Rakutenchi Co., Ltd.	15,000	58,410
Tokyo Rope Manufacturing Co., Ltd. (b)	57,000	158,157
Tokyo Sangyo Co., Ltd.	9,500	27,517
Tokyo Seimitsu Co. (b)	15,700	271,452
Tokyo Style Co., Ltd.	21,000	146,170
Tokyo Tekko Co., Ltd.	23,000	70,205
Tokyo Theatres Co., Inc.	17,000	25,822
Tokyotokeiba Co., Ltd.	53,000	75,485
Tokyu Community Corp.	4,300	100,817
Tokyu Construction Co., Ltd.	31,280	94,149
Tokyu Livable, Inc.	5,100	46,508
Toli Corp.	22,000	41,828
Tomato Bank, Ltd.	33,000	69,751
Tomen Electronics Corp.	5,000	60,688
Tomoe Corp.	13,400	34,296
Tomoegawa Co., Ltd.	11,000	23,209
Tomoku Co., Ltd.	32,000	73,111
Tomy Co., Ltd. (b)	19,700	153,334
TONAMI HOLDINGS Co., Ltd.	33,000	70,152
Topcon Corp. (b)	15,800	87,410
Toppan Forms Co., Ltd.	3,300	36,474
Topre Corp.	16,700	132,486
Topy Industries, Ltd.	90,000	204,356
Toridoll.corp. (b)	12	21,679
Torii Pharmaceutical Co., Ltd.	5,400	106,057
Torishima Pump Manufacturing Co., Ltd. (b)	5,200	104,775
Toshiba Machine Co., Ltd.	53,000	225,968
Toshiba Plant Systems & Services Corp. (b)	11,000	123,943
Toshiba TEC Corp.	42,000	166,467
Tosho Printing Co., Ltd.	29,000	55,380
Totetsu Kogyo Co., Ltd.	7,000	38,814
Toukei Computer Co., Ltd.	2,400	29,709
Towa Pharmaceutical Co., Ltd. (b)	2,900	147,765
Toyo Construction Co., Ltd. (a)	93,000	47,701
Toyo Corp.	9,600	84,361
Toyo Electric Manufacturing Co., Ltd. (b)	12,000	87,540
Toyo Engineering Corp.	41,000	157,673

MSF-95

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Toyo Ink Manufacturing Co., Ltd.	69,000	$310,072
Toyo Kanetsu K K (b)	50,000	101,213
Toyo Kohan Co., Ltd. (b)	25,000	150,923
Toyo Securities Co., Ltd.	31,000	64,429
Toyo Sugar Refining Co., Ltd.	9,000	11,750
Toyo Tanso Co., Ltd. (b)	3,300	187,341
Toyo Tire & Rubber Co., Ltd.	60,000	140,127
Toyo Wharf & Warehouse Co., Ltd.	27,000	45,947
Toyobo Co., Ltd. (b)	189,000	301,259
Trans Cosmos, Inc. (b)	9,800	81,034
Trinity Industrial Corp.	1,000	3,780
Trusco Nakayama Corp.	7,500	118,546
TS Tech Co., Ltd. (b)	11,900	223,347
Tsubakimoto Chain Co	56,000	269,328
Tsugami Corp. (b)	23,000	149,052
Tsukishima Kikai Co., Ltd.	11,000	76,800
Tsuruha Holdings, Inc.	4,800	171,937
Tsurumi Manufacturing Co., Ltd.	10,000	70,442
Tsutsumi Jewelry Co., Ltd.	4,200	93,507
TV Tokyo Corp.	1,300	25,820
TYK Corp.	6,000	14,163
U-Shin, Ltd.	12,700	101,480
Ube Material Industries, Ltd.	15,000	39,040
Uchida Yoko Co., Ltd. (b)	23,000	76,516
Ulvac, Inc. (b)	9,400	244,359
Unicafe, Inc.	700	4,042
Unicharm Petcare Corp. (b)	4,600	146,043
Uniden Corp.	29,000	84,185
Unimat Life Corp.	7,600	109,416
Union Tool Co. (b)	3,700	103,626
United Arrows, Ltd.	1,700	18,609
Unitika, Ltd.	159,000	129,431
UNY Co., Ltd.	22,600	187,128
Uoriki Co., Ltd.	1,500	16,973
Utoc Corp.	8,600	25,753
Valor Co., Ltd.	14,200	115,911
Vital KSK Holdings, Inc.	13,300	86,869
Wacom Co., Ltd. (b)	124	189,269
Wakamoto Pharmaceutical Co., Ltd.	9,000	31,515
Warabeya Nichiyo Co., Ltd.	5,000	59,073
Watabe Wedding Corp.	2,600	28,793
WATAMI Co., Ltd. (b)	6,600	120,746
Weathernews, Inc.	2,700	33,036
Wood One Co., Ltd. (b)	15,000	44,731
Xebio Co., Ltd.	8,200	165,618
Yahagi Construction Co., Ltd.	13,000	74,871
Yaizu Suisankagaku Industry Co., Ltd.	4,400	54,158
YAMABIKO Corp.	3,600	44,292
Yamatane Corp.	38,000	52,502
Yamato Corp.	12,000	41,517
Yamazen Corp.	20,200	85,691
Yaoko Co., Ltd. (b)	2,700	79,643
Yellow Hat, Ltd.	7,000	48,124
Yodogawa Steel Works, Ltd.	43,000	192,179
Yokogawa Bridge Holdings Corp.	14,000	104,507
Yokohama Reito Co., Ltd.	15,000	107,575
Yokowo Co., Ltd.	7,700	49,811
Yomeishu Seizo Co., Ltd.	6,000	57,797
Yomiuri Land Co., Ltd.	13,000	43,493
Yondenko Corp.	12,000	55,898

Security Description	Shares	Value

Japan—(Continued)
Yonekyu Corp.	7,500	$63,446
Yonex Co., Ltd.	5,900	41,692
Yorozu Corp.	8,600	117,721
Yoshinoya Holdings Co., Ltd. (b)	153	163,139
Yuasa Trading Co., Ltd.	74,000	70,541
Yuken Kogyo Co., Ltd.	16,000	28,622
Yuki Gosei Kogyo Co., Ltd.	6,000	16,038
Yukiguni Maitake Co., Ltd.	8,200	39,940
Yurtec Corp.	17,000	86,079
Yusen Air & Service Co., Ltd.	5,900	88,904
Yushin Precision Equipment Co., Ltd.	3,100	46,739
Yushiro Chemical Industry Co., Ltd.	3,400	42,720
Zenrin Co., Ltd.	7,000	83,960
Zensho Co., Ltd. (b)	19,300	144,317
Zeon Corp.	42,000	245,632
ZERIA Pharmaceutical Co., Ltd. (b)	10,000	106,641
Zuken, Inc.	7,800	57,634

		111,611,240

Jersey—0.8%
Beazley plc	386,682	636,255
Charter International plc	40,044	457,099
Henderson Group plc	436,102	933,041
Informa plc	316,626	1,863,801
Regus plc	70,369	119,026

		4,009,222

Luxembourg—0.2%
Colt Telecom Group S.A. (GBP) (a)	208,005	401,351
Oriflame Cosmetics S.A. (SEK) (b)	8,409	525,424

		926,775

Netherlands—2.1%
Aalberts Industries NV	825	13,187
Accell Group	4,082	202,406
Arcadis NV	21,457	454,082
ASM International NV (b)	23,464	629,607
Beter BED Holding NV	7,862	218,477
BinckBank NV	2,963	52,460
Brit Insurance Holdings NV	59,014	673,716
Brunel International	5,017	176,049
Crucell NV (a)	24,685	507,444
CSM	203	6,311
Draka Holding	8,139	143,870
Exact Holding NV	5,521	147,539
Fornix Biosciences NV	1,032	12,281
Gamma Holding NV	149	2,455
Gemalto NV (a) (b)	22,729	985,694
Grontmij	5,982	133,706
Hunter Douglas NV	58	2,970
ICT Automatisering NV	1,424	8,599
Imtech NV	25,946	831,078
Innoconcepts (b)	27,570	30,590
Kardan NV	2,107	12,966
KAS Bank NV	5,561	102,400
Kendrion NV	2,301	28,934
Koninklijke BAM Groep NV (b)	52,577	410,118
Koninklijke Boskalis Westminster NV	13,900	532,704
Macintosh Retail Group NV	1,608	34,602

MSF-96

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Netherlands—(Continued)
Mediq NV	23,857	$440,105
Nederland Apparatenfabriek	697	16,575
Nutreco Holdings NV	13,651	861,938
Ordina NV	7,057	39,702
Pharming Group NV (a)	42,017	20,535
Punch Graphix NV	10,815	65,245
SBM Offshore NV	62,748	1,258,408
Sligro Food Group NV	9,470	316,366
SNS Reaal	6,788	42,556
Telegraaf Media Groep NV (b)	5,441	102,798
Ten Cate NV (b)	11,470	300,189
TKH Group NV	13,266	277,620
TomTom NV (a) (b)	26,532	224,905
Unit 4 Agresso NV	11,050	282,562
USG People NV	26,627	502,800
Wavin NV	23,681	46,478

		11,153,027

New Zealand—0.7%
Abano Healthcare Group, Ltd.	1,174	4,414
Air New Zealand, Ltd.	121,924	109,704
Auckland International Airport, Ltd.	362,132	498,031
Cavalier Corp., Ltd.	7,259	13,904
Ebos Group, Ltd.	12,467	57,604
Fisher & Paykel Appliances Holdings, Ltd.	203,400	89,396
Fisher & Paykel Healthcare Corp., Ltd.	131,755	306,204
Freightways, Ltd.	54,979	123,208
Hallenstein Glasson Holdings, Ltd.	8,115	19,522
Infratil, Ltd.	175,613	214,007
Mainfreight, Ltd.	34,053	153,137
Methven, Ltd.	14,148	15,715
Michael Hill International, Ltd.	68,524	34,006
Millennium & Copthorne Hotels New Zealand, Ltd.	26,384	9,174
New Image Group, Ltd.	10,000	2,692
New Zealand Oil & Gas, Ltd. (a)	141,345	155,380
Nuplex Industries, Ltd. (b)	43,311	108,459
NZX, Ltd.	28,380	38,629
Opus International Consultants, Ltd.	4,000	4,728
PGG Wrightson, Ltd. (b)	124,647	51,176
Pike River Coal, Ltd. (a) (b)	70,044	45,724
Port of Tauranga, Ltd.	34,763	172,423
Pumpkin Patch, Ltd.	1,120	1,730
Restaurant Brands New Zealand, Ltd.	18,570	26,609
Rubicon, Ltd. (a)	7,442	4,960
Ryman Healthcare, Ltd. (b)	93,887	137,793
Sanford, Ltd.	314	1,018
Sky City Entertainment, Ltd.	213,357	486,263
Sky Network Television, Ltd.	62,242	235,657
The New Zealand Refining Co., Ltd.	27,114	76,717
The Warehouse Group, Ltd.	42,287	112,466
Tower, Ltd. (a)	55,813	78,349
TrustPower, Ltd.	3,383	17,381
Vector, Ltd.	98,678	148,439
Xero, Ltd.	16,739	19,590

		3,574,209

Security Description	Shares	Value

Norway—1.2%
ABG Sundal Collier Holdings ASA	1,000	$1,434
Acta Holding ASA	26,000	13,046
Aker ASA	2,250	62,075
Aktiv Kapital ASA	4,667	31,258
Atea ASA (a)	33,800	285,809
Austevoll Seafood ASA	16,130	121,232
Blom AS (a)	19,000	27,983
Bonheur ASA	200	6,056
BWG Homes ASA	4,000	12,099
Camillo Eitzen & Co.ASA	4,200	8,360
Cermaq ASA	30,576	357,053
Copeinca ASA (a)	12,800	107,599
Deep Sea Supply plc (a)	14,000	24,476
Det Norske Oljeselskap ASA (a)	9,823	49,320
DNO International ASA (b)	462,000	574,578
DOF ASA	18,020	136,829
Eitzen Chemical ASA (a)	42,083	14,408
Ekornes ASA	3,931	86,182
Eltek ASA (a)	4,000	1,935
Farstad Shipping ASA	2,200	56,279
Ganger Rolf ASA	7,700	203,217
Grieg Seafood ASA (a)	1,000	2,608
Kongsberg Automotive ASA	52,000	41,783
Leroy Seafood Group ASA	2,700	65,429
Nordic Semiconductor ASA	1,000	15,990
Norse Energy Corp. ASA (a)	79,456	54,503
Norske Skogindustrier ASA (b)	87,500	132,369
Norwegian Air Shuttle AS (a)	8,200	199,607
Norwegian Energy Co. AS (a)	21,500	66,569
Odfjell SE (Series A)	1,800	14,249
ODIM ASA (a)	12,900	97,469
Opera Software ASA (b)	13,600	54,170
Petroleum Geo-Services ASA (a)	71,000	926,721
Petrolia Drilling ASA (a)	330,000	18,289
PhotoCure ASA (a)	600	4,541
Pronova BioPharma AS (a) (b)	45,283	145,427
Q-Free ASA (a)	8,500	29,166
Scana Industrier	51,722	69,550
Schibsted ASA	600	15,147
Sevan Marine ASA (a) (b)	176,128	275,595
Solstad Offshore ASA	4,500	94,709
SpareBank 1 SMN (b)	28,459	229,829
TGS Nopec Geophysical Co. ASA (a)	38,800	823,278
Tomra Systems ASA	45,000	220,377
Veidekke ASA	57,200	466,860
Wilh Wilhelmsen ASA	900	22,380

		6,267,843

Portugal—0.6%
Altri SGPS S.A. (b)	32,303	217,341
Banco BPI S.A. (b)	96,671	257,206
Banif S.A.	15,955	24,391
Finibanco Holding SGPS S.A.	16,163	31,533
Inapa-Invest Particip Gesta (b)	63,187	51,496
Mota Engil SGPS S.A. (b)	30,466	133,475
Novabase SGPS S.A. (a)	7,827	45,581
Portucel Empresa Produtora de Pasta e Papel S.A. (b)	118,253	337,192
REN-Redes Energeticas Nacionais S.A.	38,058	157,804

MSF-97

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Portugal—(Continued)
S.A.G GEST-Solucoes Automovel Globais SGPS S.A.	14,436	$24,322
Semapa-Sociedade de Investimento e Gestao	28,354	301,289
Sonae Industria SGPS S.A. (a) (b)	24,230	76,306
Sonae SGPS S.A. (b)	621,500	738,772
Sonaecom SGPS S.A. (a)	42,420	91,723
Teixeira Duarte-Engenharia Construcoes S.A.	101,510	146,510
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (b)	57,902	296,968

		2,931,909

Singapore—1.8%
Allgreen Properties, Ltd.	324,000	276,096
Asia Food & Properties, Ltd.	417,000	151,711
ASL Marine Holdings, Ltd.	48,000	30,675
Ausgroup, Ltd.	56,000	23,361
Ban Joo & Co., Ltd.	421,000	12,065
Banyan Tree Holdings, Ltd.	97,000	51,669
Bonvests Holdings, Ltd.	18,000	12,373
Breadtalk Group, Ltd.	43,200	21,315
Bukit Sembawang Estates, Ltd.	33,000	110,557
Cerebos Pacific, Ltd.	46,000	121,275
CH Offshore, Ltd.	49,000	22,907
China Aviation Oil Singapore Corp., Ltd.	29,000	26,541
China Energy, Ltd.	185,000	25,136
China Merchants Holdings Pacific, Ltd.	1,000	447
China Taisan Technology Group Holdings, Ltd.	178,000	23,551
China XLX Fertiliser, Ltd.	105,000	45,662
Chip Eng Seng Corp., Ltd.	86,000	24,851
Chuan Hup Holdings, Ltd.	125,000	26,364
Cosco Corp. Singapore, Ltd. (b)	290,000	256,364
Creative Technology, Ltd.	28,450	102,218
CSE Global, Ltd. (a)	194,000	137,620
CWT, Ltd.	78,000	59,015
Epure International, Ltd.	128,000	86,243
Eu Yan Sang International, Ltd.	45,000	17,870
Ezion Holdings, Ltd.	87,000	46,508
Ezra Holdings, Ltd.	214,000	359,960
First Resources, Ltd.	220,000	181,963
FJ Benjamin Holdings, Ltd.	83,000	16,574
Food Empire Holdings, Ltd.	43,000	10,307
Fragrance Group, Ltd.	46,000	18,876
Gallant Venture, Ltd. (a)	325,000	56,740
GK Goh Holdings, Ltd.	12,000	5,237
Goodpack, Ltd. (b)	117,000	146,381
GP Batteries International, Ltd.	11,000	14,019
GP Industries, Ltd.	2,000	715
Guocoland, Ltd.	37,000	62,960
Hi-P International, Ltd.	132,000	60,036
Hiap Seng Engineering, Ltd.	22,500	9,715
Ho Bee Investment, Ltd.	161,000	207,235
Hong Fok Corp., Ltd.	96,000	44,175
Hong Leong Asia, Ltd.	43,000	139,258
Hotel Grand Central, Ltd.	1,000	591
Hotel Properties, Ltd.	100,000	165,154
HTL International Holdings, Ltd.	20,000	11,495
HupSteel, Ltd.	111,000	21,467
Hwa Hong Corp., Ltd.	46,000	18,887
Hyflux, Ltd.	118,000	286,579

Security Description	Shares	Value

Singapore—(Continued)
Jaya Holdings, Ltd.	154,000	$73,781
Jiutian Chemical Group, Ltd.	76,000	7,611
K1 Ventures, Ltd. (a)	483,000	58,798
Keppel Telecommunications & Transportation, Ltd.	67,000	66,041
Kim Eng Holdings, Ltd.	148,000	213,740
KS Energy Services, Ltd. (b)	72,000	66,917
LC Development, Ltd.	31,000	4,226
Lion Asiapac, Ltd.	92,000	30,590
Low Keng Huat Singapore, Ltd.	123,000	40,346
MCL Land, Ltd.	1,000	1,501
MediaRing, Ltd. (a)	261,000	42,811
Metro Holdings, Ltd.	195,000	114,895
Midas Holdings, Ltd.	187,000	137,291
MobileOne, Ltd.	142,000	211,189
NSL, Ltd.	1,000	1,034
Oceanus Group, Ltd.	114,000	28,533
Orchard Parade Holdings, Ltd.	35,000	27,533
OSIM International, Ltd. (a)	39,000	24,738
Overseas Union Enterprise, Ltd. (a)	1,000	7,907
Pan Pacific Hotels Group, Ltd.	84,000	94,326
Pan-United Corp., Ltd.	35,000	13,120
Parkway Holdings, Ltd.	265,000	635,512
Petra Foods, Ltd.	75,000	66,478
PSC Corp., Ltd.	19,000	3,803
QAF, Ltd.	64,000	28,359
Raffles Education Corp., Ltd. (b)	480,437	124,661
Raffles Medical Group, Ltd.	45,000	51,453
Rotary Engineering, Ltd.	27,000	20,408
SBS Transit, Ltd.	8,000	10,184
SC Global Developments, Ltd.	106,000	137,950
Singapore Airport Terminal Services, Ltd.	117,500	222,835
Singapore Land, Ltd.	42,000	204,362
Singapore Post, Ltd.	467,000	350,097
Singapore Reinsurance Corp., Ltd.	1,000	190
SMRT Corp., Ltd.	256,000	373,447
Soilbuild Group Holdings, Ltd.	36,000	37,612
Stamford Land Corp., Ltd.	156,000	56,876
Straits Asia Resources, Ltd.	218,000	335,469
Super Coffeemix Manufacturing, Ltd.	36,000	19,090
Swiber Holdings, Ltd. (a)	38,000	28,438
Swissco International, Ltd.	41,000	25,613
Tat Hong Holdings, Ltd.	124,000	77,132
Thakral Corp., Ltd.	197,000	10,534
Thomson Medical Centre, Ltd.	8,000	4,059
Tiong Woon Corp. Holding, Ltd.	37,000	13,590
Transcu Group, Ltd.	58,000	4,782
Tuan Sing Holdings, Ltd.	186,000	31,924
United Engineers, Ltd.	82,000	134,266
United Industrial Corp., Ltd.	9,000	13,256
United Overseas Insurance, Ltd.	4,000	9,278
UOB-Kay Hian Holdings, Ltd.	99,000	119,493
UOL Group, Ltd.	207,000	576,142
Venture Corp., Ltd.	81,000	504,996
WBL Corp, Ltd.	2,000	7,019
Wheelock Properties S, Ltd.	130,000	175,225
Wing Tai Holdings, Ltd.	284,000	366,780
Yongnam Holdings, Ltd.	116,000	22,340

		9,621,299

MSF-98

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Spain—2.0%
Abengoa S.A. (b)	18,306	$529,489
Almirall S.A. (a)	35,719	449,857
Amper S.A.	9,031	64,608
Antena 3 de Television S.A. (b)	36,795	407,463
Avanzit S.A.	61,530	58,848
Azkoyen S.A. (a) (b)	1,608	6,740
Banco Guipuzcoano S.A.	47,543	372,724
Banco Pastor S.A. (b)	57,319	333,894
Baron de Ley (a)	1,446	67,001
Bolsas y Mercados Espanoles (b)	21,581	578,380
Caja de Ahorros del Mediterraneo	384	3,194
Campofrio Alimentacion S.A. (b)	11,649	109,999
Cementos Portland Valderrivas S.A.	6,989	179,321
Codere S.A. (a)	598	5,912
Construcciones y Auxiliar de Ferrocarriles S.A.	806	474,809
Corp. Dermoestetica (a)	5,190	19,649
Duro Felguera S.A.	27,918	297,978
Ebro Puleva S.A. (b)	35,219	649,929
Elecnor S.A.	1,881	27,242
Ercros S.A. (a) (b)	50,840	88,606
Faes Farma S.A.	4,541	20,974
Faes Farma S.A. (Continuous Shares) (b)	54,495	251,865
Fersa Energias Renovables S.A.	1,518	3,847
General de Alquiler de Maquinaria S.A. (b)	1,212	5,327
General de Alquiler de Maquinaria S.A. (Rights Issue) (a) (b)	2,424	10,645
Gestevision Telecino S.A. (b)	35,006	550,470
Grifols S.A. (b)	8,727	130,814
Grupo Catalana Occidente S.A.	29,746	605,563
Grupo Empresarial Ence S.A.	19,530	70,790
Grupo Empresarial Ence S.A. (Rights Issue) (b)	41,033	148,505
La Seda de Barcelona S.A. (b)	328,744	151,173
Mecalux S.A.	2,029	40,499
Miquel y Costas & Miquel S.A.	3,963	90,067
Natra S.A.	7,533	24,925
Natraceutical S.A. (a)	73,246	45,280
NH Hoteles S.A. (b)	45,304	193,615
Obrascon Huarte Lain S.A.	14,969	433,865
Papeles y Cartones de Europa S.A.	16,521	82,751
Pescanova S.A.	3,675	110,306
Prim S.A.	3,013	27,324
Promotora de Informaciones S.A. (b)	25,461	91,686
Prosegur Cia de Seguridad S.A.	7,687	348,262
Realia Business S.A.	74,911	162,627
Renta Corp. Real Estate S.A.	1,182	5,260
Reyal Urbis S.A. (a)	5,247	21,003
Service Point Solutions S.A.	29,641	35,697
Sociedad Nacional de Industrias Apicaciones Celulosa Espanola S.A. (a)	34,412	64,932
Sol Melia S.A.	29,329	252,247
Solaria Energia y Medio Ambiente S.A. (a)	3,608	11,394
SOS Cuetara S.A.	17,337	58,353
Tecnicas Reunidas S.A.	7,129	449,255
Telecomunicaciones y Energia (a)	13,592	56,264
Tubacex S.A.	16,589	66,416
Tubos Reunidos S.A.	14,273	41,106
Unipapel S.A.	558	8,341
Vidrala S.A.	7,759	197,308
Viscofan S.A.	15,913	418,538
Vocento S.A.	4,490	28,538
Zeltia S.A. (b)	56,742	301,958

		10,343,433

Security Description	Shares	Value

Sweden—3.2%
AarhusKarlshamn AB	12,245	$333,248
Acando AB (b)	35,170	67,643
Active Biotech AB (a)	18,626	293,371
AddTech AB	2,452	41,444
AF AB	7,996	250,114
Avanza Bank Holding AB	920	23,893
Axfood AB (b)	11,044	325,086
Axis Communications AB	20,453	303,837
B&B Tools AB	8,370	122,918
BE Group AB	7,115	47,241
Beijer AB G&L	2,929	91,112
Beijer Alma AB	9,174	137,031
Bilia AB	1,672	19,905
Billerud AB	52,200	425,151
BioGaia AB (a)	5,910	84,488
Biotage AB (a)	9,068	9,421
Biovitrum AB (a)	41,148	217,846
Boliden AB (b)	111,995	1,607,056
Bure Equity AB	12,352	45,074
Cardo AB	7,973	280,723
Clas Ohlson AB	12,321	225,069
Concordia Maritime AB	1,978	6,159
CyberCom Group Europe AB (a)	488	2,306
East Capital Explorer AB (a)	1,754	19,993
Elekta AB	32,280	904,484
Enea AB (a)	3,097	18,296
Eniro AB	40,128	128,216
Fagerhult AB	1,178	21,250
Gunnebo AB	4,967	24,524
Hakon Invest AB	15,048	288,327
Haldex AB	18,244	149,270
Hexagon AB (b)	58,435	834,093
HIQ International AB	18,611	95,278
Hoganas AB	11,748	323,426
Holmen AB (Series B) (b)	17,944	483,067
HQ AB	439	8,042
Industrial & Financial Systems	11,624	148,279
Indutrade AB	4,282	97,840
Intrum Justitia AB	32,250	408,557
JM AB	26,099	461,571
KappAhl Holding AB	25,400	243,481
KNOW IT AB	1,797	16,718
Lindab International AB	25,745	260,093
Loomis AB (b)	7,620	98,407
Lundin Petroleum AB (a) (b)	70,643	599,845
Meda AB	60,463	665,555
Medivir AB (a)	4,728	84,159
Mekonomen AB	6,461	144,906
Micronic Laser Systems AB (a)	1,968	4,820
Modern Times Group AB (b)	18,004	1,050,610
Munters AB	22,041	158,429
NCC AB	35,429	620,255
Net Entertainment NE AB	277	3,277
Net Insight AB (a)	3,002	1,976
New Wave Group AB	14,353	73,770
Nibe Industrier AB	33,200	382,583
Nobia AB	56,746	304,126
Nolato AB	7,298	73,802
Nordnet AB	3,117	10,428

MSF-99

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
ORC Software AB (b)	1,967	$45,828
Orexo AB (a)	348	2,120
PA Resources AB (a)	38,239	132,262
Peab AB	64,294	395,858
Proffice AB (a)	32,500	121,261
Q-Med AB	29,800	288,849
Rederi AB Transatlantic	6,507	23,156
Rezidor Hotel Group AB (b)	48,455	225,521
rnb Retail and Brands AB	29,440	42,192
Saab AB	2,994	45,524
SAS AB (a) (b)	630,000	234,508
Seco Tools	2,163	27,995
Sensys Traffic AB	69,928	16,472
SkiStar AB	8,016	153,027
Studsvik AB	3,095	34,761
Sweco AB	15,485	129,495
Trelleborg AB	73,290	537,477
Vitrolife AB	5,414	30,445

		16,658,640

Switzerland—4.7%
Acino Holding AG	1,088	165,227
Advanced Digital Broadcast Holdings S.A. (a)	1,435	60,660
Affichage Holding Genf	238	23,744
AFG Arbonia-Forster Holding	1,068	25,527
Allreal Holding AG	3,914	482,819
Aryzta AG	20,193	886,471
Ascom Holding AG	5,888	62,605
Bachem Holding AG	1,216	80,224
Bank Coop AG	1,165	78,256
Bank Sarasin & Cie AG	17,000	706,138
Banque Cantonale de Geneve	98	22,222
Banque Cantonale Vaudoise	2,267	1,059,700
Banque Privee Edmond de Rothschild S.A.	3	73,720
Barry Callebaut AG	625	404,406
Basilea Pharmaceutica (a)	3,755	291,234
Belimo Holding AG	37	46,709
Bell Holding AG	30	46,298
Bellevue Group AG	2,312	85,370
Berner Kantonalbank AG	1,577	358,106
Bobst group AG	4,586	174,420
Bossard Holding AG	312	21,785
Bucher Industries AG	1,360	184,851
Burckhardt Compression Holding AG	133	26,302
Centralschweizerische Kraftwerke AG	183	56,657
Charles Voegele Holding AG	1,277	57,654
Clariant AG	120,115	1,526,642
Compagnie Financiere Tradition S.A.	402	45,525
Conzzeta AG	29	51,772
Cytos Biotechnology AG (a)	2,344	26,370
Daetwyler Holding AG	2,001	129,234
Dufry Group	4,487	360,153
Edipresse S.A.	41	9,930
EFG International AG	21,443	372,878
Elektrizitaets-Gesellschaft Laufenburg AG	98	75,134
Emmi AG	550	76,726
EMS-Chemie Holding AG	3,972	545,884
Energiedienst Holding AG	2,585	138,752
Flughafen Zuerich AG	1,441	513,252

Security Description	Shares	Value

Switzerland—(Continued)
Forbo Holding AG	1,281	$550,871
Galenica AG (b)	2,299	914,545
Georg Fischer AG (a) (b)	2,055	754,567
Gurit Holding AG	212	112,546
Helvetia Holding AG	2,268	795,395
Interroll Holding AG	66	19,582
Kaba Holding AG	301	90,225
Kardex AG	1,981	65,837
Komax Holding AG	1,309	112,089
Kudelski S.A.	21,922	675,352
Kuoni Reisen Holding AG	174	69,846
LEM Holding S.A.	133	43,003
LifeWatch AG (a)	4,907	77,606
Logitech International S.A. (a) (b)	51,610	847,237
Luzerner Kantonalbank AG	719	204,475
Metall Zug AG	34	99,159
Meyer Burger Technology AG (a)	3,137	78,554
Micronas Semiconductor Holding AG	7,220	38,443
Mikron Holding AG (a)	474	3,019
Mobilezone Holding AG	2,961	25,854
Mobimo Holding AG (a)	1,420	257,590
Nobel Biocare Holding AG	37,831	1,012,189
OC Oerlikon Corp. AG (a) (b)	5,055	172,229
Orascom Development Holding AG (a)	120	8,988
Orell Fuessli Holding AG	86	11,438
Panalpina Welttransport Holding AG	5,159	439,133
Partners Group Holding AG	7,419	1,051,731
Petroplus Holdings AG	22,666	422,110
Phoenix Mecano AG	179	86,350
Precious Woods Holding AG (a)	752	25,725
PubliGroupe AG	30	2,994
Rieter Holding AG	858	249,993
Romande Energie Holding S.A.	95	157,014
Schaffner Holding AG	238	37,303
Schulthess Group	4,176	187,828
Schweizerische National-Versicherungs-Gesellschaft	4,473	126,337
Siegfried Holding AG	826	74,861
Sika AG	483	817,075
St. Galler Kantonalbank	839	383,342
Straumann Holding AG	1,231	306,857
Sulzer AG	5,813	566,315
Swisslog Holding AG (a)	159,223	152,802
Swissquote Group Holding S.A.	6,490	283,266
Tamedia AG	301	24,559
Tecan Group AG	3,856	296,559
Temenos Group AG (a)	30,376	894,681
Valiant Holding	1,098	214,280
Valora Holding AG	1,021	264,656
Vaudoise Assurances Holding S.A.	57	11,202
Verwaltungs- und Privat-Bank AG	2,343	256,021
Von Roll Holding AG (b)	9,341	62,380
Vontobel Holding AG	8,913	264,021
VZ Holding AG	171	14,579
Walliser Kantonalbank	96	59,716
Walter Meier AG	83	11,187
Ypsomed Holding AG (a)	890	57,488
Zehnder Group AG	73	118,444
Zuger Kantonalbank AG	1	4,464

		24,319,269

MSF-100

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—15.8%
A.G.BARR plc	438	$6,336
Aberdeen Asset Management plc	265,314	524,132
Aegis Group plc	169,785	327,455
Aga Rangemaster Group plc	10,039	18,177
Aggreko plc	57,424	1,039,897
Air Partner plc	992	5,187
Alterian plc (a)	16,484	37,562
Amlin plc	11,113	65,446
Anglo Pacific Group plc	20,324	74,985
Anite plc	88,686	44,096
Antisoma plc (a)	417,909	47,614
Arena Leisure plc	56,506	22,947
Ark Therapeutics Group plc (a)	62,448	10,421
ARM Holdings plc	207,317	744,794
Arriva plc	50,769	565,561
Ashmore Group plc	52,816	211,487
Ashtead Group plc	94,903	137,421
Atkins WS plc	76,087	716,652
Aveva Group plc	36,046	648,887
Axis-Shield plc (a)	9,780	60,961
Babcock International Group (b)	99,646	910,714
Balfour Beatty plc	77,920	346,051
Barratt Developments plc (a)	58,202	109,756
BBA Avation plc	86,006	255,187
Bellway plc	34,536	403,454
Berkeley Group Holdings plc	66,819	826,303
Bioquell plc (a)	5,000	12,689
Bloomsbury Publishing plc	32,198	55,771
BlueBay Asset Management plc (a)	30,165	164,861
Bodycote plc (b)	51,159	163,345
Bovis Homes Group plc	38,257	232,060
Braemar Shipping Services plc	1,225	8,310
Brammer plc	16,875	33,759
Brewin Dolphin Holdings plc	32,352	71,297
British Polythene Industries	3,434	13,142
Britvic plc	107,339	756,018
BSS Group plc	10,132	43,975
BTG plc (a)	68,329	184,843
Care UK plc	4,120	27,931
Carillion plc	238,276	1,180,796
Carpetright plc	22,006	267,476
Carphone Warehouse Group plc (a)	84,605	204,879
Centaur Media plc	92,526	73,070
Charles Stanley Group plc	548	1,978
Charles Taylor Consulting plc	428	1,417
Chemring Group plc	19,679	990,230
Chesnara plc	20,540	73,283
Chloride Group (b)	145,380	464,124
Cineworld Group plc	1,326	3,774
Clarkson plc	265	3,506
Close Brothers Group plc	98,159	1,154,619
Collins Stewart plc	39,973	53,441
Computacenter plc	42,354	197,159
Connaught plc	68,406	256,272
Consort Medical plc	18,608	101,608
Cookson Group plc	86,169	715,736
Corin Group plc	16,154	14,966
Costain Group plc (a)	63,612	23,143
Cranswick plc	1,476	18,057

Security Description	Shares	Value

United Kingdom—(Continued)
Croda International	78,047	$1,111,267
CSR plc (a) (b)	92,553	643,078
Daily Mail & General Trust (b)	112,760	850,857
Dairy Crest Group plc	49,843	282,160
Dana Petroleum plc (a)	39,556	722,140
Davis Service Group plc	52,832	338,665
De La Rue plc	9,622	135,208
Debenhams plc	598,241	686,398
Dechra Pharmaceuticals plc	9,506	60,000
Delta plc	33,416	96,325
Development Securities plc	7,805	32,349
Devro plc	25,818	63,140
Dignity plc	34,648	325,187
Dimension Data Holdings plc	685,258	950,007
Diploma plc	25,948	78,233
Domino Printing Sciences	70,471	414,633
DS Smith plc	73,093	149,339
DSG International plc	790,402	420,041
DTZ Holdings plc (a)	6,724	7,451
Dunelm Group plc	8,929	50,196
E2V Technologies plc	12,786	7,667
eaga plc (b)	33,875	73,789
easyJet plc (a)	58,587	408,576
Electrocomponents plc	163,276	545,863
Elementis plc	42,661	36,938
Enterprise Inns plc	53,330	97,285
Euromoney Institutional Investor plc	15,397	121,545
Evolution Group plc	143,415	275,841
F&C Asset Management plc	8,211	7,755
Ferrexpo plc	1,346	7,662
Fidessa Group plc	14,827	298,174
Filtrona plc	129,023	427,097
FirstGroup plc	17,174	93,698
Forth Ports plc	22,910	483,029
Fortune Oil plc (a)	50,000	5,692
Galiform plc	345,962	404,519
Galliford Try plc	10,556	51,403
Game Group plc	36,827	54,849
Gem Diamonds, Ltd.	41,706	157,147
Genus plc (b)	36,981	384,156
GKN plc	500,911	1,048,060
Go-Ahead Group plc	15,144	323,061
Greene King plc	31,684	215,845
Greggs plc	51,680	381,876
Halfords Group plc	20,077	144,417
Halma plc	198,998	762,489
Hampson Industries plc	35,385	32,614
Hansard Global plc	5,368	14,431
Hardy Oil & Gas plc	562	1,810
Hardy Underwriting Bermuda, Ltd.	4,477	19,731
Hargreaves Lansdown plc	121,563	603,099
Hays plc	495,020	816,143
Headlam Group plc	56,842	232,749
Helical Bar plc	19,239	98,581
Helphire plc	75,037	62,210
Heritage Oil plc (a)	52,367	446,379
Hikma Pharmaceuticals plc	82,141	788,292
Hill & Smith Holdings plc	14,160	74,087
HMV Group plc (b)	209,159	268,646

MSF-101

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Hochschild Mining plc	32,290	$138,272
Hogg Robinson Group plc	59,231	28,381
Holidaybreak plc	6,269	26,097
Homeserve plc	34,128	927,524
Hornby plc	1,884	3,615
Hunting plc	38,110	356,440
Huntsworth plc	10,759	11,465
Hyder Consulting plc	15,837	61,575
IG Group Holdings plc	112,340	685,770
Imagination Technologies Group plc (a)	17,117	63,062
IMI plc	128,598	1,287,199
Inchcape plc	1,102,267	493,954
Intermediate Capital Group plc	38,841	160,005
International Personal Finance plc	167,310	609,972
Interserve plc	78,421	257,776
Intertek Group plc	11,214	248,380
IP Group plc (a)	67,003	42,726
ITE Group plc (b)	11,205	24,411
ITV plc	246,909	227,421
James Fisher & Sons plc	3,704	24,236
Jardine Lloyd Thompson Group plc	95,216	802,995
Jazztel plc (a)	38,467	160,996
JJB Sports plc	122,343	41,938
JKX Oil & Gas plc	21,089	90,394
John Menzies plc	6,010	31,294
John Wood Group plc	125,400	690,917
Johnston Press plc	182,050	80,224
Kcom Group plc	394,746	293,798
Keller Group plc	15,493	159,101
Kesa Electricals plc	10,013	19,314
Kier Group plc	3,572	59,713
Kofax plc	6,198	21,254
Ladbrokes plc	504,597	1,216,359
Laird plc	62,128	116,222
Lamprell plc	8,434	31,008
Latchways plc	918	9,478
Lavendon Group plc	724	841
Logica plc	628,299	1,303,307
London Stock Exchange Group plc	2,699	29,094
Marshalls plc	7,931	10,717
Marston’s plc	125,152	174,458
Mcbride plc	112,043	387,841
Mecom Group plc (a)	1,008	2,905
Meggitt plc	502,710	2,335,745
Melrose plc	22,363	74,698
Melrose Resources plc	8,144	37,090
Michael Page International plc	93,722	569,523
Micro Focus International plc	69,300	527,343
Millennium & Copthorne Hotels plc	45,844	337,742
Misys plc	241,100	887,935
Mitchells & Butlers plc	59,911	288,554
Mitie Group	176,827	613,475
Mondi plc	308,541	2,176,043
Moneysupermarket.com Group plc	33,279	34,350
Morgan Crucible Co.	169,517	523,768
Morgan Sindall plc	9,574	79,292
Mothercare plc	53,760	490,643
Mouchel Group plc	32,678	89,422
N. Brown Group plc	32,130	106,826

Security Description	Shares	Value

United Kingdom—(Continued)
National Express Group plc	318,383	$1,108,768
NCC Group plc	6,751	37,974
Northern Foods plc	336,015	297,941
Northgate plc	26,816	76,207
Northumbrian Water Group plc	25,848	111,157
Novae Group plc	12,630	56,724
Optos plc (a)	15,883	28,820
Oxford Instruments plc	10,252	41,802
Pace plc	1,998	5,832
PayPoint plc	16,746	89,046
Pennon Group plc	26,406	209,931
Persimmon plc	130,130	920,813
Petropavlovsk plc	18,502	334,728
Phoenix IT Group, Ltd.	17,631	69,711
Premier Farnell plc	194,041	664,216
Premier Foods plc	357,665	172,556
Premier Oil plc	36,885	691,958
Prostrakan Group plc (a)	21,679	28,147
Provident Financial plc (b)	72,330	953,380
Psion plc	46,835	56,226
Punch Taverns plc	143,680	174,928
PV Crystalox Solar plc (a)	147,211	107,356
PZ Cussons plc	133,219	550,422
QinetiQ plc	197,897	402,338
Quintain Estates & Development plc (a)	64,568	55,710
Rank Group plc	246,122	439,727
Rathbone Brothers	24,973	331,642
REA Holdings plc	1,120	8,778
Redrow plc	53,073	114,268
Renishaw plc	21,312	211,346
Renovo Group plc	13,825	5,142
Rensburg Sheppards plc	6,176	80,666
Rentokil Initial plc	136,172	269,678
Restaurant Group plc	107,334	379,771
Rightmove plc	51,550	527,655
RM plc	49,467	130,471
Robert Walters plc	12,652	43,210
Robert Wiseman Dairies plc	5,551	41,752
ROK plc	91,430	55,568
Rotork plc	45,982	980,009
RPC Group plc	2,665	10,516
RPS Group plc	53,643	166,421
Salamander Energy plc (a)	37,900	152,411
Savills plc	31,800	168,045
SDL plc (a)	17,220	127,857
Senior plc	2,841	4,761
Severfield-Rowen plc	18,156	54,350
Shanks Group plc	89,836	137,863
SIG plc	18,101	31,261
Smiths News plc	30,398	52,115
Soco International plc (a)	11,491	288,910
Spectris plc	75,025	941,415
Spirax-Sarco Engineering plc	42,679	908,337
Spirent Communications plc	237,554	446,913
Sportech plc (a)	6,604	5,111
Sports Direct International plc	39,416	63,981
SSL International plc	124,284	1,532,844
ST Modwen Properties plc	20,598	60,454
St. James’s Place plc	86,208	340,607

MSF-102

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Stagecoach Group plc	27,210	$75,655
Sthree plc	36,383	187,875
Synergy Health plc	581	5,302
T. Clarke plc	1,419	3,561
TalkTalk Telecom Group plc (a) (b)	169,209	331,403
Tate & Lyle plc	38,735	266,925
Taylor Wimpey plc (a)	146,582	83,909
Ted Baker plc	2,338	18,365
Telecity Group plc (a)	18,904	121,525
Telecom Plus plc	6,811	30,820
The Vitec Group plc	7,072	43,463
The Weir Group plc	78,900	1,118,566
Thomas Cook Group plc	12,040	49,358
Thorntons plc	42,472	75,441
Tomkins plc	585,651	2,101,123
Topps Tiles plc	106,295	87,970
Travis Perkins plc	58,538	726,260
Tribal Group plc	14,405	16,966
Trinity Mirror plc	36,090	81,694
TT electronics plc	52,537	80,173
Tullett Prebon plc	112,046	594,385
UK Coal plc (a)	60,465	46,141
UK Mail Group plc	1,868	9,125
Umeco plc	303	1,662
United Business Media, Ltd.	91,237	758,801
UTV Media plc	54,341	101,529
Vectura Group plc (a)	35,104	25,041
Victrex plc	43,917	587,198
Vislink plc	79,800	29,684
VT Group plc	71,633	817,673
Wellstream Holdings plc	2,464	24,518
WH Smith plc	85,603	631,916
Whitbread plc	6,816	152,322
William Hill plc	379,572	1,218,177
Wincanton plc	67,693	206,476
Wolfson Microelectronics plc (a)	84,440	194,879
WSP Group plc	13,720	60,626
Xaar plc	12,846	21,165
Xchanging plc	127,657	375,445
Yell Group plc (a)	314,185	196,011
Yule Catto & Co. plc	46,758	125,931

		82,053,400

United States—0.0%
Royal Gold, Inc.	955	44,122

Total Common Stock (Identified Cost $368,389,671)		517,799,812

Preferred Stock—0.0%

Australia—0.0%
Village Roadshow, Ltd.	12,567	28,210

Total Preferred Stock (Identified Cost $20,106)		28,210

Rights—0.0%
Security Description	Shares	Value

Australia—0.0%
Adamus Resources, Ltd. (a)	4,438	$163
Ausdrill, Ltd. (a)	2,869	289
Catalpa Resources, Ltd. (a)	1,462	295

		747

Spain—0.0%
Banco Pastor S.A. (a) (b)	57,319	7,442

Total Rights (Identified Cost $9,367)		8,189

Warrants—0.0%

Australia—0.0%
Apex Minerals NL (a)	75,443	484

Bermuda—0.0%
Pacific Andes International Holdings, Ltd. (HKD) (c)	98,471	0

Total Warrants (Identified Cost $0)		484

Short Term Investments—7.9%
Security Description	Shares/Par Amount	Value

United States—7.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/10 at 0.000% to be repurchased at $2,021,000 on 04/01/10, collateralized by $2,010,000 Federal Home Loan Mortgage Corp. due 09/14/17 with a value of $2,062,763.	$2,021,000	2,021,000
State Street Navigator Securities Lending Prime Portfolio (e)	39,342,975	39,342,975

Total Short Term Investments (Identified Cost $41,363,975)		41,363,975

Total Investments—107.4% (Identified Cost $409,783,119) (f)		559,200,670
Liabilities in excess of other assets		(38,618,794)

Net Assets—100.0%		$520,581,876

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $37,899,506 and the collateral received consisted of cash in the amount of $39,342,975 and non-cash collateral with a value of $616,558. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Zero Valued Security.
(d)	Security was valued in good faith under procedures established by the Board of Directors.

MSF-103

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $409,783,119 and the composition of unrealized appreciation and depreciation of investment securities was $162,974,847 and $(13,557,296), respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests.
(CHF)—	Swiss Franc
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona

Ten Largest Industries as of March 31, 2010	Percentage of Net Assets
Metals & Mining	6.4%
Machinery	5.3%
Oil, Gas & Consumable Fuels	4.3%
Commercial Banks	4.3%
Construction & Engineering	4.1%
Media	4.0%
Chemicals	4.0%
Food Products	3.2%
Capital Markets	2.9%
Hotels, Restaurants & Leisure	2.9%

MSF-104

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$41,432,794	$—	$41,432,794
Austria	—	6,094,370	—	6,094,370
Belgium	—	6,822,545	—	6,822,545
Bermuda	—	10,809,909	—	10,809,909
Canada	—	58,761,377	—	58,761,377
Cayman Islands	—	4,295,787	—	4,295,787
Channel Islands	—	6,688	—	6,688
Cyprus	—	793,670	—	793,670
Denmark	—	5,240,552	—	5,240,552
Finland	—	13,953,600	—	13,953,600
France	—	23,097,458	—	23,097,458
Germany	—	26,627,325	—	26,627,325
Gibraltar	—	17,799	—	17,799
Greece	—	6,586,451	—	6,586,451
Hong Kong	—	5,425,723	—	5,425,723
Ireland	—	6,849,214	—	6,849,214
Italy	—	17,470,162	—	17,470,162
Japan	—	111,611,240	—	111,611,240
Jersey	—	4,009,222	—	4,009,222
Luxembourg	—	926,775	—	926,775
Netherlands	—	11,153,027	—	11,153,027
New Zealand	—	3,574,209	—	3,574,209
Norway	—	6,267,843	—	6,267,843
Portugal	—	2,931,909	—	2,931,909
Singapore	—	9,621,299	—	9,621,299
Spain	—	10,343,433	—	10,343,433
Sweden	—	16,658,640	—	16,658,640
Switzerland	—	24,319,269	—	24,319,269
United Kingdom	—	82,053,400	—	82,053,400
United States	44,122	—	—	44,122

Total Common Stock	44,122	517,755,690	—	517,799,812

Total Preferred Stock *	—	28,210	—	28,210

Total Rights *	—	8,189	—	8,189

Total Warrants *	—	484	—	484

Short Term Investments United States	39,342,975	2,021,000	—	41,363,975

Total Investments	$39,387,097	$519,813,573	$—	$559,200,670

*	See Schedule of Investments for additional detailed categorizations.

MSF-105

Metropolitan Series Fund, Inc.

MetLife Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio, (Class A) (a)	941,074	$8,893,147
BlackRock Large Cap Value Portfolio, (Class A) (a)	2,278,631	22,649,594
Clarion Global Real Estate Portfolio, (Class A) (b)	699,202	6,845,188
Davis Venture Value Portfolio, (Class A) (a)	612,287	17,939,998
Dreman Small Cap Value Portfolio, (Class A) (b)	517,053	6,892,314
FI Mid Cap Opportunities Portfolio, (Class A) (a)	342,581	4,549,481
Harris Oakmark International Portfolio, (Class A) (b)	893,233	11,388,724
Janus Forty Portfolio, (Class A) (b)	135,646	9,188,668
Jennison Growth Portfolio, (Class A) (a)	1,624,097	18,238,624
Lazard Mid Cap Portfolio, (Class A) (b)	453,593	4,572,216
Met/AIM Small Cap Growth Portfolio, (Class A) (b)	975,786	11,670,405
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	58,602	8,970,262
Met/Dimensional International Small Company Portfolio, (Class A) (a)	436,184	6,717,238
Met/Franklin Mutual Shares Portfolio, (Class A) (b)	1,829,480	15,623,760
MFS Emerging Markets Equity Portfolio, (Class A) (b)	690,441	6,821,561
MFS Research International Portfolio, (Class A) (b)	933,588	8,813,073

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
MFS Value Portfolio, (Class A) (a)	1,342,535	$15,667,385
Pioneer Fund Portfolio, (Class A) (b)	1,052,708	13,622,036
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	1,373,518	18,473,817
T.Rowe Price Mid Cap Growth Portfolio, (Class A) (b)	558,915	4,683,706
Van Eck Global Natural Resources Portfolio, (Class A) (a)	291,042	4,566,444

Total Mutual Funds (Identified Cost $213,924,841)		226,787,641

Total Investments—100.0% (Identified Cost $213,924,841) (c)		226,787,641
Liabilities in excess of other assets		(67,231)

Net Assets—100.0%		$226,720,410

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010, was $213,924,841 and the composition of unrealized appreciation and depreciation of investment securities was $19,678,765 and $(6,815,965), respectively.

MSF-106

Metropolitan Series Fund, Inc.

MetLife Aggressive Allocation Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds Investment Companies	$226,787,641	$—	$—	$226,787,641

Total Investments	$226,787,641	$—	$—	$226,787,641

MSF-107

Metropolitan Series Fund, Inc.

MetLife Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio, (Class A) (a)	512,426	$4,842,425
BlackRock Bond Income Portfolio, (Class A) (a)	853,260	90,897,800
BlackRock High Yield Portfolio, (Class A) (b)	1,111,580	9,415,086
BlackRock Large Cap Value Portfolio, (Class A) (a)	1,984,686	19,727,777
Davis Venture Value Portfolio, (Class A) (a)	333,310	9,765,973
Dreman Small Cap Value Portfolio, (Class A) (b)	375,317	5,002,975
Harris Oakmark International Portfolio, (Class A) (b)	389,136	4,961,478
Jennison Growth Portfolio, (Class A) (a)	442,061	4,964,350
Lazard Mid Cap Portfolio, (Class A) (b)	493,925	4,978,763
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	1,105,189	14,046,956
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	31,893	4,881,864
Met/Franklin Mutual Shares Portfolio, (Class A) (b)	1,707,094	14,578,586
Met/Templeton International Bond Portfolio, (Class A) (b)	2,050,062	24,108,724
MFS Research International Portfolio, (Class A) (b)	508,317	4,798,514
MFS Value Portfolio, (Class A) (a)	1,670,323	19,492,670
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	2,390,598	27,061,575

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
PIMCO Total Return Portfolio, (Class A) (b)	8,904,582	$110,238,724
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	373,903	5,029,000
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	4,723,507	59,752,369
Western Asset Management U.S. Government Portfolio, (Class A) (a)	2,253,658	27,179,116

Total Mutual Funds (Identified Cost $429,319,364)		465,724,725

Total Investments—100.0% (Identified Cost $429,319,364) (c)		465,724,725
Liabilities in excess of other assets		(142,111)

Net Assets—100.0%		$465,582,614

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $429,319,364 and the composition of unrealized appreciation and depreciation of investment securities was $36,649,254 and $(243,893), respectively.

MSF-108

Metropolitan Series Fund, Inc.

MetLife Conservative Allocation Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds Investment Companies	$465,724,725	$—	$—	$465,724,725

Total Investments	$465,724,725	$—	$—	$465,724,725

MSF-109

Metropolitan Series Fund, Inc.

MetLife Conservative To Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio, (Class A) (a)	2,539,994	$24,002,940
BlackRock Bond Income Portfolio, (Class A) (a)	1,164,696	124,075,070
BlackRock High Yield Portfolio, (Class A) (b)	2,757,047	23,352,184
BlackRock Large Cap Value Portfolio, (Class A) (a)	6,147,604	61,107,180
Clarion Global Real Estate Portfolio, (Class A) (b)	1,257,793	12,313,792
Davis Venture Value Portfolio, (Class A) (b)	1,652,188	48,409,102
Dreman Small Cap Value Portfolio, (Class A) (b)	929,777	12,393,929
Harris Oakmark International Portfolio, (Class A) (b)	1,928,598	24,589,629
Jennison Growth Portfolio, (Class A) (a)	2,190,775	24,602,406
Lazard Mid Cap Portfolio, (Class A) (b)	1,223,704	12,334,932
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	1,827,596	23,228,746
Met/AIM Small Cap Growth Portfolio, (Class A) (b)	1,052,734	12,590,701
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	158,110	24,201,871
Met/Dimensional International Small Company Portfolio, (Class A) (a)	784,876	12,087,088
Met/Franklin Mutual Shares Portfolio, (Class A) (b)	7,052,591	60,229,128
Met/Templeton International Bond Portfolio, (Class A) (b)	5,083,282	59,779,401
MFS Research International Portfolio, (Class A) (b)	2,520,012	23,788,912
MFS Value Portfolio, (Class A) (a)	5,175,191	60,394,480

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	2,966,863	$33,584,893
PIMCO Total Return Portfolio, (Class A) (b)	20,255,307	250,760,696
Pioneer Fund Portfolio, (Class A) (b)	2,840,224	36,752,501
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	1,852,672	24,918,432
T.Rowe Price Mid Cap Growth Portfolio, (Class A) (b)	1,507,482	12,632,697
Van Eck Global Natural Resources Portfolio, (Class A) (a)	784,916	12,315,327
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	9,015,562	114,046,858
Western Asset Management U.S. Government Portfolio, (Class A) (a)	3,729,002	44,971,764

Total Mutual Funds (Identified Cost $1,078,631,774)		1,173,464,659

Total Investments—100.0% (Identified Cost $1,078,631,774) (c)		1,173,464,659
Liabilities in excess of other assets		(367,261)

Net Assets—100.0%		$1,173,097,398

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $1,078,631,774 and the composition of unrealized appreciation and depreciation of investment securities was $104,140,902 and $(9,308,017), respectively.

MSF-110

Metropolitan Series Fund, Inc.

MetLife Conservative To Moderate Allocation Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds Investment Companies	$1,173,464,659	$—	$—	$1,173,464,659

Total Investments	$1,173,464,659	$—	$—	$1,173,464,659

MSF-111

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—95.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.6%
Alliant Techsystems, Inc. (a) (b)	16,642	$1,352,995
BE Aerospace, Inc. (b)	51,523	1,568,875

		2,921,870

Airlines—0.3%
Airtran Holdings, Inc. (a) (b)	67,924	345,054
Alaska Air Group, Inc. (a) (b)	17,968	740,820
JetBlue Airways Corp. (b)	104,529	583,272

		1,669,146

Auto Components—0.7%
BorgWarner, Inc. (a)	58,933	2,250,062
Gentex Corp.	70,031	1,360,002

		3,610,064

Automobiles—0.1%
Thor Industries, Inc.	17,885	540,306

Beverages—0.3%
Hansen Natural Corp. (b)	35,551	1,542,202

Biotechnology—1.4%
OSI Pharmaceuticals, Inc. (a) (b)	29,392	1,750,294
United Therapeutics Corp. (b)	24,223	1,340,259
Vertex Pharmaceuticals, Inc. (a) (b)	101,104	4,132,120

		7,222,673

Building Products—0.2%
Lennox International, Inc.	24,690	1,094,261

Capital Markets—2.2%
Affiliated Managers Group, Inc. (a) (b)	21,350	1,686,650
Apollo Investment Corp.	88,823	1,130,717
Eaton Vance Corp.	59,238	1,986,842
Greenhill & Co., Inc.	10,340	848,811
Jefferies Group, Inc. (a)	61,388	1,453,054
Raymond James Financial, Inc.	49,999	1,336,973
SEI Investments Co.	65,065	1,429,478
Waddell & Reed Financial, Inc. (Class A)	43,016	1,550,297

		11,422,822

Chemicals—3.5%
Albemarle Corp.	46,029	1,962,216
Ashland, Inc.	39,348	2,076,394
Cabot Corp.	32,943	1,001,467
Cytec Industries, Inc.	24,586	1,149,150
Intrepid Potash, Inc. (a) (b)	20,802	630,925
Lubrizol Corp. (a)	34,473	3,161,864
Minerals Technologies, Inc.	9,443	489,525
Olin Corp. (a)	39,586	776,677
RPM International, Inc.	65,274	1,392,947
Sensient Technologies Corp.	24,813	721,066
Terra Industries, Inc.	50,319	2,302,597
The Scotts Miracle-Gro Co.	22,822	1,057,800
Valspar Corp. (a)	50,162	1,478,776

		18,201,404

Security Description	Shares	Value

Commercial Banks—3.6%
Associated Banc-Corp. (a)	87,065	$1,201,497
BancorpSouth, Inc. (a)	36,948	774,430
Bank of Hawaii Corp.	24,201	1,087,835
Cathay General Bancorp	39,564	460,921
City National Corp. (a)	21,835	1,178,435
Commerce Bancshares, Inc.	36,795	1,513,746
Cullen/Frost Bankers, Inc. (a)	30,270	1,689,066
FirstMerit Corp. (a)	43,845	945,737
Fulton Financial Corp. (a)	88,945	906,349
International Bancshares Corp.	26,090	599,809
PacWest Bancorp (a)	15,009	342,505
Prosperity Bancshares, Inc.	23,463	961,983
SVB Financial Group (a) (b)	20,845	972,628
Synovus Financial Corp. (a)	246,909	812,331
TCF Financial Corp. (a)	62,168	990,958
Trustmark Corp. (a)	28,574	698,063
Valley National Bancorp	77,193	1,186,456
Webster Finanical Corp. (a)	33,594	587,559
Westamerica Bancorp (a)	14,723	848,781
Wilmington Trust Corp.	44,523	737,746

		18,496,835

Commercial Services & Supplies—1.5%
Clean Harbors, Inc. (b)	11,511	639,551
Copart, Inc. (b)	33,934	1,208,050
Corrections Corp. of America (b)	58,452	1,160,857
Deluxe Corp. (a)	25,828	501,580
Herman Miller, Inc. (a)	28,195	509,202
HNI Corp.	22,730	605,300
Mine Safety Appliances Co. (a)	15,231	425,859
Rollins, Inc. (a)	22,043	477,892
The Brink’s Co.	24,131	681,218
Waste Connections, Inc. (b)	39,656	1,346,718

		7,556,227

Communications Equipment—1.9%
3Com Corp. (b)	197,680	1,520,159
ADC Telecommunications, Inc. (b)	48,880	357,313
Adtran, Inc. (a)	28,192	742,859
Ciena Corp. (b)	46,662	711,129
CommScope, Inc. (b)	47,519	1,331,483
F5 Networks, Inc. (b)	40,077	2,465,136
Palm, Inc. (a) (b)	84,478	317,637
Plantronics, Inc. (a)	24,325	760,886
Polycom, Inc. (a) (b)	42,416	1,297,081

		9,503,683

Computers & Peripherals—0.4%
Diebold, Inc.	33,432	1,061,800
NCR Corp. (b)	80,247	1,107,409

		2,169,209

Construction & Engineering—1.5%
Aecom Technology Corp. (b)	57,447	1,629,771
Granite Construction, Inc. (a)	16,940	511,927
KBR, Inc.	80,886	1,792,434
The Shaw Group, Inc. (b)	42,145	1,450,631
URS Corp. (b)	42,345	2,100,735

		7,485,498

MSF-112

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Construction Materials—0.4%
Martin Marietta Materials, Inc. (a)	22,848	$1,908,950

Consumer Finance—0.2%
AmeriCredit Corp. (a) (b)	48,587	1,154,427

Containers & Packaging—1.4%
Aptargroup, Inc.	34,199	1,345,731
Greif, Inc.	17,328	951,654
Packaging Corp. of America	51,932	1,278,047
Silgan Holdings, Inc. (a)	13,509	813,647
Sonoco Products Co.	50,536	1,556,003
Temple-Inland, Inc.	54,196	1,107,224

		7,052,306

Distributors—0.3%
LKQ Corp. (b)	71,276	1,446,903

Diversified Consumer Services—1.9%
Brink’s Home Security Holdings, Inc. (b)	23,087	982,352
Career Education Corp. (a) (b)	34,331	1,086,233
Corinthian Colleges, Inc. (a) (b)	44,218	777,795
ITT Educational Services, Inc. (a) (b)	15,009	1,688,212
Matthews International Corp. (a)	15,301	543,185
Regis Corp.	28,791	537,816
Service Corp. International	128,051	1,175,508
Sotheby’s (a)	33,951	1,055,536
Strayer Education, Inc. (a)	7,036	1,713,407

		9,560,044

Diversified Financial Services—0.4%
MSCI, Inc. (b)	52,922	1,910,484

Diversified Telecommunication Services—0.3%
Cincinnati Bell, Inc. (a) (b)	101,381	345,709
tw telecom, inc. (b)	75,692	1,373,810

		1,719,519

Electric Utilities—1.6%
Cleco Corp.	30,498	809,722
DPL, Inc.	60,370	1,641,460
Great Plains Energy, Inc.	68,231	1,267,050
Hawaiian Electric Industries, Inc. (a)	46,404	1,041,770
IDACORP, Inc.	24,171	836,800
NV Energy, Inc.	118,376	1,459,576
Westar Energy, Inc.	54,958	1,225,563

		8,281,941

Electrical Equipment—1.3%
Ametek, Inc.	54,394	2,255,175
Hubbell, Inc. (Class B)	30,117	1,518,800
Regal-Beloit Corp.	18,887	1,122,077
Thomas & Betts Corp. (a)	26,523	1,040,762
Woodward Governor Co.	28,621	915,300

		6,852,114

Electronic Equipment, Instruments & Components—2.3%
Arrow Electronics, Inc. (b)	60,404	1,819,973
Avnet, Inc. (b)	76,484	2,294,520

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Ingram Micro, Inc. (b)	82,475	$1,447,436
Itron, Inc. (b)	20,247	1,469,325
National Instruments Corp.	28,831	961,514
Tech Data Corp. (b)	25,649	1,074,693
Trimble Navigation, Ltd. (a) (b)	60,836	1,747,210
Vishay Intertechnology, Inc. (b)	94,080	962,438

		11,777,109

Energy Equipment & Services—2.1%
Atwood Oceanics, Inc. (b)	28,563	989,137
Exterran Holdings, Inc. (a) (b)	31,512	761,645
Helix Energy Solutions Group, Inc. (b)	46,271	602,911
Oceaneering International, Inc. (b)	27,683	1,757,594
Patterson-UTI Energy, Inc.	77,408	1,081,390
Pride International, Inc. (b)	88,502	2,664,795
Superior Energy Services, Inc. (b)	39,585	832,077
Tidewater, Inc. (a)	26,069	1,232,281
Unit Corp. (b)	20,391	862,131

		10,783,961

Food & Staples Retailing—0.3%
BJ’s Wholesale Club, Inc. (b)	28,068	1,038,236
Ruddick Corp. (a)	20,641	653,081

		1,691,317

Food Products—1.6%
Corn Products International, Inc.	37,853	1,311,985
Flowers Foods, Inc. (a)	38,835	960,778
Green Mountain Coffee Roasters, Inc. (b)	17,628	1,706,743
Lancaster Colony Corp. (a)	9,809	578,339
Ralcorp Holdings, Inc. (b)	27,595	1,870,389
Smithfield Foods, Inc. (a) (b)	71,257	1,477,870
Tootsie Roll Industries, Inc. (a)	13,597	367,517

		8,273,621

Gas Utilities—1.7%
AGL Resources, Inc.	39,087	1,510,713
Atmos Energy Corp.	46,905	1,340,076
Energen Corp.	36,169	1,682,944
National Fuel Gas Co.	40,885	2,066,737
UGI Corp.	54,873	1,456,329
WGL Holdings, Inc. (a)	25,356	878,585

		8,935,384

Health Care Equipment & Supplies—3.9%
Beckman Coulter, Inc.	35,218	2,211,690
Edwards Lifesciences Corp. (b)	28,510	2,819,069
Gen-Probe, Inc. (a) (b)	24,743	1,237,150
Hill-Rom Holdings, Inc.	31,692	862,339
Hologic, Inc. (b)	130,281	2,415,410
IDEXX Laboratories, Inc. (a) (b)	29,267	1,684,316
Immucor, Inc. (a) (b)	35,216	788,486
Kinetic Concepts, Inc. (a) (b)	31,282	1,495,592
Masimo Corp. (b)	26,303	698,345
ResMed, Inc. (a) (b)	37,881	2,411,126
STERIS Corp. (a)	29,803	1,003,169
Teleflex, Inc.	20,042	1,284,091
Thoratec Corp. (a) (b)	28,766	962,223

		19,873,006

MSF-113

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—3.2%
Community Health Systems, Inc. (b)	46,934	$1,733,273
Health Management Associates, Inc. (Class A) (b)	125,946	1,083,135
Health Net, Inc. (b)	50,502	1,255,985
Henry Schein, Inc. (a) (b)	45,711	2,692,378
Kindred Healthcare, Inc. (b)	19,714	355,838
LifePoint Hospitals, Inc. (b)	27,647	1,016,857
Lincare Holdings, Inc. (a) (b)	33,124	1,486,605
Omnicare, Inc.	60,630	1,715,223
Owens & Minor, Inc. (a)	21,151	981,195
Psychiatric Solutions, Inc. (a) (b)	28,360	845,128
Universal Health Services, Inc. (Class B)	48,883	1,715,304
VCA Antech, Inc. (a) (b)	43,087	1,207,728
Wellcare Health Plans, Inc. (b)	21,344	636,051

		16,724,700

Health Care Technology—0.6%
Cerner Corp. (a) (b)	34,261	2,914,241

Hotels, Restaurants & Leisure—2.2%
Bally Technologies, Inc. (a) (b)	27,836	1,128,472
Bob Evans Farms, Inc.	15,363	474,870
Boyd Gaming Corp. (a) (b)	27,785	274,516
Brinker International, Inc.	51,650	995,812
Burger King Holdings, Inc.	46,361	985,635
Chipotle Mexican Grill, Inc. (Class A) (b)	15,908	1,792,354
International Speedway Corp. (Class A)	15,396	396,755
Life Time Fitness, Inc. (a) (b)	20,873	586,531
Panera Bread Co. (a) (b)	16,037	1,226,670
Scientific Games Corp. (a) (b)	32,739	460,965
The Cheesecake Factory (a) (b)	30,437	823,625
Wendy’s/Arby’s Group, Inc.	174,501	872,505
WMS Industries, Inc.	26,502	1,111,494

		11,130,204

Household Durables—1.7%
American Greetings Corp. (Class A) (a)	19,905	414,820
KB Home	37,291	624,624
M.D.C. Holdings, Inc. (a)	18,981	656,932
Mohawk Industries, Inc. (b)	28,300	1,538,954
NVR, Inc. (b)	3,083	2,239,800
Ryland Group, Inc. (a)	22,101	495,947
Toll Brothers, Inc. (b)	70,741	1,471,413
Tupperware Brands Corp. (a)	31,792	1,533,010

		8,975,500

Household Products—0.9%
Church & Dwight Co., Inc.	35,610	2,384,090
Energizer Holdings, Inc. (b)	35,199	2,209,089

		4,593,179

Independent Power Producers & Energy Traders—0.1%
Dynegy, Inc. (b)	254,288	320,403

Industrial Conglomerates—0.2%
Carisle Cos., Inc.	30,332	1,155,649

Insurance—4.4%
American Financial Group, Inc.	38,438	1,093,561

Security Description	Shares	Value

Insurance—(Continued)
Arthur J. Gallagher & Co. (a)	51,658	$1,268,204
Brown & Brown, Inc.	59,463	1,065,577
Everest Re Group, Ltd.	29,901	2,419,888
Fidelity National Financial, Inc.	116,136	1,721,135
First American Corp.	52,168	1,765,365
HCC Insurance Holdings, Inc.	57,766	1,594,342
Horace Mann Educators Corp.	19,766	297,676
Mercury General Corp.	17,950	784,774
Old Republic International Corp. (a)	121,322	1,538,363
Protective Life Corp.	43,140	948,649
Reinsurance Group of America, Inc.	36,795	1,932,473
StanCorp Financial Group, Inc.	23,809	1,134,023
The Hanover Insurance Group, Inc.	25,220	1,099,844
Transatlantic Holdings, Inc.	32,455	1,713,624
Unitrin, Inc.	25,146	705,345
W.R. Berkley Corp.	64,703	1,688,101

		22,770,944

Internet & Catalog Retail—0.3%
Netflix, Inc. (a) (b)	21,318	1,571,989

Internet Software & Services—0.8%
AOL, Inc. (b)	53,700	1,357,536
Digital River, Inc. (b)	19,484	590,365
Equinix, Inc. (a) (b)	19,848	1,932,004
ValueClick, Inc. (b)	42,104	426,935

		4,306,840

IT Services—2.6%
Acxiom Corp. (a) (b)	39,896	715,734
Alliance Data Systems Corp. (a) (b)	26,491	1,695,159
Broadridge Financial Solutions, Inc.	67,934	1,452,429
Convergys Corp. (b)	62,086	761,174
DST Systems, Inc. (b)	19,455	806,410
Gartner, Inc. (Class A) (b)	30,462	677,475
Global Payments, Inc.	41,085	1,871,422
Hewitt Associates, Inc. (b)	42,177	1,677,801
Lender Processing Services, Inc.	48,128	1,816,832
Mantech International Corp. (b)	11,219	547,824
NeuStar, Inc. (b)	37,537	945,932
SRA International, Inc. (b)	21,744	452,058

		13,420,250

Life Sciences Tools & Services—1.9%
Affymetrix, Inc. (a) (b)	35,738	262,317
Bio-Rad Laboratories, Inc. (b)	9,703	1,004,454
Charles River Laboratories International, Inc. (b)	33,212	1,305,564
Covance, Inc. (a) (b)	32,356	1,986,335
Mettler Toledo International, Inc. (b)	17,026	1,859,239
Pharmaceutical Product Development, Inc.	59,721	1,418,374
Techne Corp.	18,807	1,197,818
Varian, Inc. (a) (b)	14,570	754,434

		9,788,535

Machinery—5.3%
AGCO Corp. (a) (b)	46,603	1,671,650
Bucyrus International, Inc.	40,764	2,690,016
Crane Co.	23,614	838,297

MSF-114

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Donaldson Co., Inc.	38,935	$1,756,747
Federal Signal Corp.	24,555	221,241
Graco, Inc.	30,284	969,088
Harsco Corp.	40,485	1,293,091
IDEX Corp.	40,829	1,351,440
Joy Global, Inc.	51,887	2,936,804
Kennametal, Inc.	41,103	1,155,816
Lincoln Electric Holdings, Inc.	21,492	1,167,660
Nordson Corp.	17,004	1,154,912
Oshkosh Corp. (b)	45,128	1,820,463
Pentair, Inc.	49,571	1,765,719
SPX Corp.	25,111	1,665,362
Terex Corp.	54,590	1,239,739
Timkin Co.	40,053	1,201,991
Trinity Industries, Inc. (a)	39,921	796,823
Valmont Industries, Inc. (a)	10,070	834,098
Wabtec Corp.	24,004	1,011,048

		27,542,005

Marine—0.3%
Alexander & Baldwin, Inc.	20,688	683,738
Kirby Corp. (b)	27,125	1,034,819

		1,718,557

Media—0.8%
DreamWorks Animation SKG, Inc. (b)	38,172	1,503,595
Harte-Hanks, Inc. (a)	19,228	247,272
John Wiley & Sons, Inc.	21,594	934,588
Lamar Advertising Co. (Class A) (b)	26,888	923,603
Scholastic Corp. (a)	12,857	359,996

		3,969,054

Metals & Mining—1.1%
Carpenter Technology Corp.	22,167	811,312
Commercial Metals Co.	56,905	856,989
Reliance Steel & Aluminum Co.	32,369	1,593,526
Steel Dynamics, Inc.	109,047	1,905,051
Worthington Industries, Inc. (a)	30,729	531,305

		5,698,183

Multi-Utilities—1.9%
Alliant Energy Corp.	55,767	1,854,811
Black Hills Corp. (a)	19,591	594,587
MDU Resources Group, Inc.	94,695	2,043,518
NSTAR (a)	53,838	1,906,942
OGE Energy Corp.	48,919	1,904,906
PNM Resources, Inc.	43,689	547,423
Vectren Corp.	40,906	1,011,196

		9,863,383

Multiline Retail—0.7%
99 Cents Only Stores (a) (b)	22,968	374,378
Dollar Tree, Inc. (b)	44,490	2,634,698
Saks, Inc. (a) (b)	80,436	691,750

		3,700,826

Security Description	Shares	Value

Office Electronics—0.2%
Zebra Technologies Corp. (Class A) (a) (b)	29,644	$877,462

Oil, Gas & Consumable Fuels—3.5%
Arch Coal, Inc. (a)	81,898	1,871,369
Bill Barrett Corp. (a) (b)	19,491	598,569
Cimarex Energy Co.	42,261	2,509,458
Comstock Resources, Inc. (b)	23,745	755,091
Forest Oil Corp. (b)	56,672	1,463,271
Frontier Oil Corp. (a)	52,768	712,368
Mariner Energy, Inc. (a) (b)	51,304	768,021
Newfield Exploration Co. (b)	66,975	3,486,049
Overseas Shipholding Group, Inc. (a)	13,333	523,054
Patriot Coal Corp. (a) (b)	38,017	777,828
Plains Exploration & Production Co. (b)	70,267	2,107,307
Quicksilver Resources, Inc. (a) (b)	59,678	839,669
Southern Union Co.	62,713	1,591,029

		18,003,083

Paper & Forest Products—0.1%
Louisiana-Pacific Corp. (a) (b)	63,951	578,757

Personal Products—0.5%
Alberto-Culver Co.	43,145	1,128,242
NBTY, Inc. (b)	31,872	1,529,218

		2,657,460

Pharmaceuticals—1.2%
Endo Pharmaceuticals Holdings, Inc. (b)	59,120	1,400,553
Medicis Pharmaceutical Corp. (a)	29,234	735,528
Perrigo Co. (a)	40,553	2,381,272
Valeant Pharmaceuticals International (b)	32,643	1,400,711

		5,918,064

Professional Services—1.1%
FTI Consulting, Inc. (b)	23,430	921,268
Korn/Ferry International (b)	23,072	407,221
Manpower, Inc.	39,654	2,265,036
Navigant Consulting, Inc. (b)	25,203	305,712
The Corporate Executive Board Co. (a)	17,212	457,667
Towers Watson & Co.	21,509	1,021,678

		5,378,582

Real Estate Investment Trusts—6.9%
Alexandria Real Estate Equities, Inc.	22,324	1,509,102
AMB Property Corp.	75,208	2,048,666
BRE Properties, Inc. (a)	27,817	994,458
Camden Property Trust	32,349	1,346,689
Corporate Office Properties Trust SBI (a)	29,431	1,181,066
Cousins Properties, Inc.	50,844	422,514
Duke Realty Corp.	113,025	1,401,510
Equity One, Inc. (a)	17,648	333,371
Essex Property Trust, Inc. (a)	14,678	1,320,286
Federal Realty Investment Trust (a)	30,878	2,248,227
Highwoods Properties, Inc. (a)	35,972	1,141,392
Hospitality Properties Trust (a)	62,192	1,489,498
Liberty Property Trust	56,844	1,929,285
Mack-Cali Realty Corp.	39,918	1,407,110

MSF-115

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Nationwide Health Properties, Inc.	59,189	$2,080,493
Omega Healthcare Investors, Inc.	44,732	871,827
Potlatch Corp. (a)	20,078	703,533
Rayonier, Inc.	40,280	1,829,920
Realty Income Corp. (a)	52,625	1,615,061
Regency Centers Corp. (a)	41,113	1,540,504
Senior Housing Properties Trust	64,207	1,422,185
SL Green Realty Corp (a)	39,231	2,246,759
The Macerich Co.	49,373	1,891,480
UDR, Inc. (a)	78,365	1,382,359
Weingarten Realty Investors (a)	52,667	1,135,501

		35,492,796

Real Estate Management & Development—0.3%
Jones Lang LaSalle, Inc. (a)	21,135	1,540,530

Road & Rail—1.1%
Con-Way, Inc.	24,936	875,752
J.B. Hunt Transport Services, Inc.	44,267	1,588,300
Kansas City Southern (b)	48,653	1,759,779
Landstar System, Inc.	25,328	1,063,269
Werner Enterprises, Inc. (a)	22,150	513,216

		5,800,316

Semiconductors & Semiconductor Equipment—2.4%
Atmel Corp. (b)	229,683	1,155,306
Cree, Inc. (a) (b)	53,518	3,758,034
Fairchild Semiconductor International, Inc. (b)	62,662	667,350
Integrated Device Technology, Inc. (b)	83,548	512,149
International Rectifier Corp. (b)	35,825	820,393
Intersil Corp.	62,008	915,238
Lam Research Corp. (b)	64,480	2,406,394
RF Micro Devices, Inc. (b)	135,298	673,784
Semtech Corp. (a) (b)	31,080	541,724
Silicon Laboratories, Inc. (a) (b)	23,151	1,103,608

		12,553,980

Software—3.5%
ACI Worldwide, Inc. (a) (b)	17,144	353,338
Advent Software, Inc. (a) (b)	7,894	353,257
ANSYS, Inc. (b)	45,289	1,953,767
Cadence Design Systems, Inc. (b)	135,478	902,284
FactSet Research Systems, Inc.	21,138	1,550,895
Fair Isaac Corp. (a)	23,436	593,868
Informatica Corp. (b)	45,628	1,225,568
Jack Henry & Associates, Inc. (a)	42,593	1,024,788
Mentor Graphics Corp. (b)	52,223	418,828
MICROS Systems, Inc. (b)	40,154	1,320,264
Parametric Technology Corp. (b)	59,059	1,066,015
Quest Software, Inc. (b)	31,553	561,328
Rovi Corp. (b)	52,518	1,949,993
Solera Holdings, Inc.	35,217	1,361,137
Sybase, Inc. (a) (b)	41,520	1,935,662
Synopsys, Inc. (b)	73,866	1,652,382

		18,223,374

Security Description	Shares	Value

Specialty Retail—4.2%
Aaron’s, Inc. (a)	27,368	$912,449
Advance Auto Parts, Inc.	46,506	1,949,532
Aeropostale, Inc. (a) (b)	49,952	1,440,116
American Eagle Outfitters, Inc.	104,731	1,939,618
AnnTaylor Stores Corp. (a) (b)	29,600	612,720
Barnes & Noble, Inc. (a)	19,968	431,708
Carmax, Inc. (b)	112,336	2,821,880
Chico’s FAS, Inc. (a) (b)	89,715	1,293,690
Coldwater Creek, Inc. (a) (b)	29,229	202,849
Collective Brands, Inc. (b)	32,317	734,889
Dick’s Sporting Goods, Inc. (a) (b)	45,057	1,176,438
Foot Locker, Inc.	78,894	1,186,566
Guess?, Inc.	29,335	1,378,158
J. Crew Group, Inc. (a) (b)	28,204	1,294,564
PetSmart, Inc.	62,287	1,990,693
Rent-A-Center, Inc. (b)	33,125	783,406
Williams-Sonoma, Inc. (a)	53,519	1,407,015

		21,556,291

Textiles, Apparel & Luxury Goods—1.1%
Fossil, Inc. (b)	24,303	917,195
Hanesbrands, Inc. (b)	48,088	1,337,808
Phillips-Van Heusen Corp.	26,079	1,495,891
The Warnaco Group, Inc. (b)	23,027	1,098,618
Timberland Co. (Class A) (b)	21,996	469,395
Under Armour, Inc. (a) (b)	19,016	559,261

		5,878,168

Thrifts & Mortgage Finance—1.4%
Astoria Financial Corp. (a)	41,453	601,069
First Niagara Financial Group, Inc.	95,024	1,351,241
New York Community Bancorp, Inc.	218,373	3,611,889
NewAlliance Bancshares, Inc.	53,458	674,640
Washington Federal, Inc.	56,681	1,151,758

		7,390,597

Tobacco—0.1%
Universal Corp.	12,347	650,563

Trading Companies & Distributors—0.4%
GATX Corp. (a)	23,237	665,740
MSC Industrial Direct Co.	22,304	1,131,259
United Rentals, Inc. (a) (b)	30,328	284,477

		2,081,476

Water Utilities—0.2%
Aqua America, Inc. (a)	68,689	1,206,866

Wireless Telecommunication Services—0.4%
Syniverse Holdings, Inc. (a) (b)	34,974	680,944
Telephone & Data Systems, Inc.	46,439	1,571,960

		2,252,904

Total Common Stock (Identified Cost $467,790,568)		492,862,997

MSF-116

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Mutual Funds—2.1%

Security Description	Shares	Value

Exchange Traded Funds—2.1%
SPDR S&P MidCap 400 ETF Trust	73,900	$10,579,524

Total Mutual Funds (Identified Cost $10,203,494)		10,579,524

Short Term Investments—14.5%
Security Description	Shares/Par Amount	Value

Discount Notes—2.5%
Federal Home Loan Bank 0.085%, 04/07/10	$12,925,000	$12,924,979

Mutual Funds—12.0%
State Street Navigator Securities Lending Prime Portfolio (c)	61,869,422	61,869,422

Total Short Term Investments (Identified Cost $74,794,401)		74,794,401

Total Investments—112.1% (Identified Cost $552,788,463) (d)		578,236,922
Liabilities in excess of other assets		(62,366,916)

Net Assets—100.0%		$515,870,006

(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $61,448,706 and the collateral received consisted of cash in the amount of $61,869,422 and non-cash collateral with a value of $1,451,237. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $554,610,860 and the composition of unrealized appreciation and depreciation of investment securities was $79,948,232 and $(56,322,170), respectively.

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2010	Net Unrealized Appreciation
S&P MidCap 400 Index Futures	6/17/2010	31	$12,018,080	$12,215,550	$197,470

MSF-117

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$492,862,997	$—	$—	$492,862,997

Total Mutual Funds*	10,579,524	—	—	10,579,524

Short Term Investments Discount Notes	—	12,924,979	—	12,924,979
Mutual Funds	61,869,422	—	—	61,869,422

Total Short Term Investments	61,869,422	12,924,979	—	74,794,401

Total Investments	$565,311,943	$12,924,979	$—	$578,236,922

Futures Contracts** Futures Contracts Long (Appreciation)	$197,470	$—	$—	$197,470

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures are valued based on the unrealized appreciation/depreciation on the instrument.

MSF-118

Metropolitan Series Fund, Inc.

MetLife Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio, (Class A) (a)	7,515,284	$71,019,433
BlackRock Bond Income Portfolio, (Class A) (a)	940,094	100,148,253
BlackRock High Yield Portfolio, (Class A) (b)	4,079,240	34,551,160
BlackRock Large Cap Value Portfolio, (Class A) (a)	21,821,128	216,902,016
Clarion Global Real Estate Portfolio, (Class A) (b)	3,720,573	36,424,405
Davis Venture Value Portfolio, (Class A) (a)	7,331,443	214,811,275
Dreman Small Cap Value Portfolio, (Class A) (b)	5,499,468	73,307,914
Harris Oakmark International Portfolio, (Class A) (b)	8,558,745	109,123,998
Jennison Growth Portfolio, (Class A) (a)	16,199,734	181,923,011
Lazard Mid Cap Portfolio, (Class A) (b)	3,619,358	36,483,130
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	5,408,097	68,736,919
Met/AIM Small Cap Growth Portfolio, (Class A) (b)	6,226,212	74,465,495
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	701,549	107,386,076
Met/Dimensional International Small Company Portfolio, (Class A) (a)	4,644,361	71,523,154
Met/Franklin Mutual Shares Portfolio, (Class A) (b)	25,036,547	213,812,108
Met/Templeton International Bond Portfolio, (Class A) (b)	12,030,938	141,483,828
MFS Emerging Markets Equity Portfolio, (Class A) (b)	3,674,497	36,304,034
MFS Research International Portfolio, (Class A) (b)	7,456,606	70,390,364

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
MFS Value Portfolio, (Class A) (a)	18,371,650	$214,397,157
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	2,927,209	33,136,005
PIMCO Total Return Portfolio, (Class A) (b)	57,218,929	708,370,345
Pioneer Fund Portfolio, (Class A) (b)	14,002,382	181,190,826
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	13,699,029	184,251,936
T.Rowe Price Mid Cap Growth Portfolio, (Class A) (b)	8,915,730	74,713,817
Van Eck Global Natural Resources Portfolio, (Class A) (a)	4,642,335	72,838,237
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	10,672,527	135,007,462
Western Asset Management U.S. Government Portfolio, (Class A) (a)	5,518,208	66,549,584

Total Mutual Funds (Identified Cost $3,243,285,009)		3,529,251,942

Total Investments—100.0% (Identified Cost $3,243,285,009) (c)		3,529,251,942
Liabilities in excess of other assets		(950,807)

Net Assets—100.0%		$3,528,301,135

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $3,243,285,009 and the composition of unrealized appreciation and depreciation of investment securities was $341,484,495 and $(55,517,562), respectively.

MSF-119

Metropolitan Series Fund, Inc.

MetLife Moderate Allocation Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Companies	$3,529,251,942	$—	$—	$3,529,251,942

Total Investments	$3,529,251,942	$—	$—	$3,529,251,942

MSF-120

Metropolitan Series Fund, Inc.

MetLife Moderate to Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio, (Class A) (a)	11,580,791	$109,438,474
BlackRock High Yield Portfolio, (Class A) (b)	3,141,473	26,608,272
BlackRock Large Cap Value Portfolio, (Class A) (a)	25,241,639	250,901,895
Clarion Global Real Estate Portfolio, (Class A) (b)	5,737,447	56,169,603
Davis Venture Value Portfolio, (Class A) (a)	6,593,696	193,195,284
Dreman Small Cap Value Portfolio, (Class A) (b)	6,364,910	84,844,255
FI Mid Cap Opportunities Portfolio, (Class A) (a)	2,108,324	27,998,541
Harris Oakmark International Portfolio, (Class A) (b)	8,793,826	112,121,282
Janus Forty Portfolio, (Class A) (b)	834,845	56,552,431
Jennison Growth Portfolio, (Class A) (a)	17,491,069	196,424,710
Lazard Mid Cap Portfolio, (Class A) (b)	5,583,464	56,281,317
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	4,165,018	52,937,374
Met/AIM Small Cap Growth Portfolio, (Class A) (b)	7,207,327	86,199,633
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	540,938	82,801,439
Met/Dimensional International Small Company Portfolio, (Class A) (a)	3,578,429	55,107,802
Met/Franklin Mutual Shares Portfolio, (Class A) (b)	19,298,761	164,811,420
Met/Templeton International Bond Portfolio, (Class A) (b)	6,954,023	81,779,307

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
MFS Emerging Markets Equity Portfolio, (Class A) (b)	5,664,976	$55,969,963
MFS Research International Portfolio, (Class A) (b)	8,615,892	81,334,017
MFS Value Portfolio, (Class A) (a)	14,162,515	165,276,546
PIMCO Total Return Portfolio, (Class A) (b)	25,175,786	311,676,225
Pioneer Fund Portfolio, (Class A) (b)	10,797,346	139,717,663
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	14,792,870	198,964,097
T.Rowe Price Mid Cap Growth Portfolio, (Class A) (b)	6,880,376	57,657,548
Van Eck Global Natural Resources Portfolio, (Class A) (a)	3,582,639	56,211,613

Total Mutual Funds (Identified Cost $2,610,349,318)		2,760,980,711

Total Investments—100.0% (Identified Cost $2,610,349,318) (c)		2,760,980,711
Liabilities in excess of other assets		(730,611)

Net Assets—100.0%		$2,760,250,100

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $2,610,349,318 and the composition of unrealized appreciation and depreciation of investment securities was $250,778,539 and $(100,147,146), respectively.

MSF-121

Metropolitan Series Fund, Inc.

MetLife Moderate to Aggressive Allocation Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Companies	$2,760,980,711	$—	$—	$2,760,980,711

Total Investments	$2,760,980,711	$—	$—	$2,760,980,711

MSF-122

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—99.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.9%
General Dynamics Corp.	177,903	$13,734,112
Goodrich Corp.	57,728	4,070,978
Honeywell International, Inc.	352,625	15,963,334
ITT Corp.	84,357	4,522,379
L-3 Communications Holdings, Inc.	53,311	4,884,887
Lockheed Martin Corp.	145,450	12,104,349
Northrop Grumman Corp.	139,643	9,156,391
Precision Castparts Corp.	65,345	8,279,865
Raytheon Co.	174,840	9,986,861
Rockwell Collins, Inc.	72,512	4,538,526
The Boeing Co.	349,131	25,350,402
United Technologies Corp.	431,891	31,791,496

		144,383,580

Air Freight & Logistics—1.0%
C. H. Robinson Worldwide, Inc.	76,824	4,290,620
Expeditors International of Washington, Inc.	97,834	3,612,031
FedEx Corp.	144,322	13,479,675
United Parcel Service, Inc. (Class B)	457,921	29,494,692

		50,877,018

Airlines—0.1%
Southwest Airlines Co.	342,808	4,531,922

Auto Components—0.2%
Johnson Controls, Inc.	309,816	10,220,830
The Goodyear Tire & Rubber Co. (a)	111,713	1,412,052

		11,632,882

Automobiles—0.5%
Ford Motor Co. (a)	1,553,503	19,527,533
Harley-Davidson, Inc. (b)	108,065	3,033,384

		22,560,917

Beverages—2.5%
Brown-Forman Corp. (Class B)	50,129	2,980,169
Coca-Cola Enterprises, Inc.	147,386	4,076,697
Constellation Brands, Inc. (a)	92,122	1,514,486
Dr. Pepper Snapple Group, Inc. (a)	117,203	4,122,029
Molson Coors Brewing Co.	73,070	3,073,324
PepsiCo, Inc.	753,729	49,866,711
The Coca-Cola Co.	1,063,164	58,474,020

		124,107,436

Biotechnology—1.5%
Amgen, Inc. (a)	451,671	26,991,859
Biogen Idec, Inc. (a)	124,345	7,132,429
Celgene Corp. (a) (b)	212,036	13,137,750
Cephalon, Inc. (a) (b)	34,560	2,342,477
Genzyme Corp. (a)	122,730	6,361,096
Gilead Sciences, Inc. (a)	416,654	18,949,424

		74,915,035

Building Products—0.1%
Masco Corp.	165,474	2,568,156

Security Description	Shares	Value

Capital Markets—2.7%
Ameriprise Financial, Inc.	117,842	$5,345,313
E*TRADE Financial Corp. (a)	734,226	1,211,473
Federated Investors, Inc. (Class B) (b)	40,842	1,077,412
Franklin Resources, Inc.	68,419	7,587,667
Invesco, Ltd.	197,759	4,332,900
Janus Capital Group, Inc.	84,711	1,210,520
Legg Mason, Inc. (b)	74,985	2,149,820
Morgan Stanley	644,822	18,886,836
Northern Trust Corp.	111,467	6,159,666
State Street Corp.	228,478	10,313,497
T. Rowe Price Group, Inc. (b)	119,452	6,561,498
The Bank of New York Mellon Corp.	557,243	17,207,664
The Charles Schwab Corp.	450,894	8,427,209
The Goldman Sachs Group, Inc.	242,717	41,414,802

		131,886,277

Chemicals—1.9%
Air Products & Chemicals, Inc.	97,848	7,235,860
Airgas, Inc.	38,157	2,427,548
CF Industries Holdings, Inc.	22,405	2,042,888
E. I. du Pont de Nemours & Co.	416,866	15,524,090
Eastman Chemical Co.	33,534	2,135,445
Ecolab, Inc.	108,969	4,789,188
FMC Corp.	33,447	2,024,881
International Flavors & Fragrances, Inc.	36,456	1,737,858
Monsanto Co.	251,675	17,974,628
PPG Industries, Inc.	76,496	5,002,838
Praxair, Inc.	141,281	11,726,323
Sigma-Aldrich Corp.	56,164	3,013,760
The Dow Chemical Co.	530,535	15,687,920

		91,323,227

Commercial Banks—3.1%
BB&T Corp.	318,553	10,317,932
Comerica, Inc.	80,266	3,053,319
Fifth Third Bancorp	366,699	4,983,439
First Horizon National Corp. (a)	103,878	1,459,489
Huntington Bancshares, Inc. (b)	330,407	1,774,285
KeyCorp.	405,012	3,138,843
M&T Bank Corp. (b)	38,316	3,041,524
Marshall & Ilsley Corp.	242,912	1,955,441
PNC Financial Services Group, Inc.	238,437	14,234,689
Regions Financial Corp. (b)	550,069	4,318,042
SunTrust Banks, Inc.	230,309	6,169,978
U.S. Bancorp	882,476	22,838,479
Wells Fargo & Co.	2,389,442	74,359,435
Zions Bancorp (b)	69,368	1,513,610

		153,158,505

Commercial Services & Supplies—0.5%
Avery Dennison Corp.	51,683	1,881,778
Cintas Corp.	60,635	1,703,237
Iron Mountain, Inc. (a) (b)	83,579	2,290,065
Pitney Bowes, Inc. (b)	95,680	2,339,376
R.R. Donnelley & Sons Co.	94,768	2,023,297
Republic Services, Inc.	149,359	4,334,398
Stericycle, Inc. (a) (b)	39,103	2,131,113
Waste Management, Inc.	223,677	7,701,199

		24,404,463

MSF-123

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Communications Equipment—2.5%
Cisco Systems, Inc. (a)	2,640,763	$68,739,061
Harris Corp.	60,330	2,865,072
JDS Uniphase Corp. (a) (b)	103,086	1,291,667
Juniper Networks, Inc. (a)	242,341	7,435,022
Motorola, Inc. (a)	1,066,740	7,488,515
QUALCOMM, Inc.	775,123	32,547,415
Tellabs, Inc. (a)	177,274	1,341,964

		121,708,716

Computers & Peripherals—5.7%
Apple, Inc. (a)	418,230	98,254,774
Dell, Inc. (a)	794,150	11,920,191
EMC Corp. (a)	946,752	17,079,406
Hewlett-Packard Co.	1,085,745	57,707,347
International Business Machines Corp.	599,123	76,837,525
Lexmark International, Inc. (Class A) (a)	36,022	1,299,674
NetApp, Inc. (a)	158,955	5,175,575
QLogic Corp. (a)	52,534	1,066,440
SanDisk Corp. (a)	105,489	3,653,084
Teradata Corp. (a)	76,892	2,221,410
Western Digital Corp. (a)	105,454	4,111,651

		279,327,077

Construction & Engineering—0.2%
Fluor Corp.	82,465	3,835,447
Jacobs Engineering Group, Inc. (a) (b)	57,459	2,596,572
Quanta Services, Inc. (a)	96,882	1,856,259

		8,288,278

Construction Materials—0.1%
Vulcan Materials Co.	58,267	2,752,533

Consumer Finance—0.8%
American Express Co.	551,951	22,773,498
Capital One Financial Corp.	209,990	8,695,686
Discover Financial Services	250,722	3,735,758
SLM Corp. (a)	223,649	2,800,085

		38,005,027

Containers & Packaging—0.2%
Ball Corp.	43,393	2,316,318
Bemis Co., Inc.	50,278	1,443,984
Owens-Illinois, Inc. (a)	77,762	2,763,662
Pactiv Corp. (a)	61,036	1,536,887
Sealed Air Corp.	73,304	1,545,248

		9,606,099

Distributors—0.1%
Genuine Parts Co.	73,197	3,091,841

Diversified Consumer Services—0.2%
Apollo Group, Inc. (Class A) (a)	59,292	3,634,007
DeVry, Inc.	28,555	1,861,786
H&R Block, Inc.	154,757	2,754,674

		8,250,467

Security Description	Shares	Value

Diversified Financial Services—4.6%
Bank of America Corp.	4,626,936	$82,590,808
Citigroup, Inc.	9,062,486	36,703,068
CME Group, Inc.	30,738	9,716,589
IntercontinentalExchange, Inc. (a)	33,949	3,808,399
JPMorgan Chase & Co.	1,832,422	82,000,885
Leucadia National Corp.	87,522	2,171,421
Moody’s Corp. (b)	90,688	2,697,968
NYSE Euronext	120,377	3,564,363
The NASDAQ OMX Group, Inc. (a)	68,262	1,441,693

		224,695,194

Diversified Telecommunication Services—2.5%
AT&T, Inc.	2,722,140	70,340,098
CenturyTel, Inc. (b)	138,167	4,899,402
Frontier Communications Corp. (b)	144,051	1,071,739
Qwest Communications International, Inc. (b)	686,277	3,582,366
Verizon Communications, Inc.	1,307,887	40,570,655
Windstream Corp. (b)	210,734	2,294,893

		122,759,153

Electric Utilities—1.8%
Allegheny Energy, Inc.	78,208	1,798,784
American Electric Power Co., Inc.	220,487	7,536,246
Duke Energy Corp.	603,878	9,855,289
Edison International	150,270	5,134,726
Entergy Corp.	87,262	7,098,764
Exelon Corp.	304,355	13,333,792
FirstEnergy Corp.	140,595	5,495,859
FPL Group, Inc.	190,643	9,213,776
Northeast Utilities	80,927	2,236,822
Pepco Holdings, Inc.	102,554	1,758,801
Pinnacle West Capital Corp.	46,788	1,765,311
PPL Corp.	173,911	4,819,074
Progress Energy, Inc.	131,272	5,166,866
Southern Co.	378,370	12,546,749

		87,760,859

Electrical Equipment—0.5%
Emerson Electric Co.	347,041	17,470,044
First Solar, Inc. (a) (b)	22,406	2,748,096
Rockwell Automation, Inc. (b)	65,843	3,710,911
Roper Industries, Inc. (b)	43,209	2,499,209

		26,428,260

Electronic Equipment, Instruments & Components—0.6%
Agilent Technologies, Inc. (a)	160,887	5,532,904
Amphenol Corp. (Class A)	79,898	3,370,897
Corning, Inc.	718,984	14,530,667
FLIR Systems, Inc. (a)	70,508	1,988,325
Jabil Circuit, Inc.	89,056	1,441,817
Molex, Inc. (b)	62,525	1,304,271

		28,168,881

Energy Equipment & Services—1.8%
Baker Hughes, Inc. (b)	143,856	6,738,215
BJ Services Co.	135,363	2,896,768
Cameron International Corp. (a)	112,748	4,832,379

MSF-124

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Diamond Offshore Drilling, Inc. (b)	32,057	$2,846,982
FMC Technologies, Inc. (a)	56,262	3,636,213
Halliburton Co.	417,443	12,577,558
Helmerich & Payne, Inc.	48,757	1,856,667
Nabors Industries, Ltd. (a)	131,294	2,577,301
National Oilwell Varco, Inc.	192,998	7,831,859
Rowan Cos., Inc. (a) (b)	52,502	1,528,333
Schlumberger, Ltd.	551,888	35,022,813
Smith International, Inc.	114,572	4,905,973

		87,251,061

Food & Staples Retailing—2.7%
Costco Wholesale Corp.	202,628	12,098,918
CVS Caremark Corp.	641,330	23,447,025
Safeway, Inc.	179,321	4,457,920
SUPERVALU, Inc. (b)	97,780	1,630,970
Sysco Corp.	273,293	8,062,143
The Kroger Co.	299,741	6,492,390
Wal-Mart Stores, Inc.	984,098	54,715,849
Walgreen Co.	454,379	16,852,917
Whole Foods Market, Inc. (a)	78,570	2,840,306

		130,598,438

Food Products—1.7%
Archer-Daniels-Midland Co.	296,374	8,565,209
Campbell Soup Co.	86,990	3,075,096
ConAgra Foods, Inc.	204,506	5,126,965
Dean Foods Co. (a)	83,619	1,311,982
General Mills, Inc.	151,988	10,759,231
H.J. Heinz Co.	145,854	6,652,401
Hormel Foods Corp.	32,053	1,346,547
Kellogg Co.	117,601	6,283,421
Kraft Foods, Inc. (Class A)	800,957	24,220,940
McCormick & Co., Inc. (b)	60,942	2,337,735
Sara Lee Corp. (b)	321,618	4,480,139
The Hershey Co. (b)	76,739	3,285,197
The J. M. Smucker Co.	54,897	3,308,093

Tyson Foods, Inc. (Class A)	140,690	2,694,213

		83,447,169

Gas Utilities—0.2%
EQT Corp.	66,340	2,719,940
Nicor, Inc. (b)	20,861	874,493
Oneok, Inc.	48,654	2,221,055
Questar Corp.	80,549	3,479,717

		9,295,205

Health Care Equipment & Supplies—1.9%
Baxter International, Inc.	277,961	16,177,330
Becton, Dickinson & Co.	108,709	8,558,660
Boston Scientific Corp. (a) (b)	697,069	5,032,838
C.R. Bard, Inc.	44,119	3,821,588
CareFusion Corp. (a)	81,781	2,161,472
DENTSPLY International, Inc.	67,879	2,365,583
Hospira, Inc. (a)	75,571	4,281,097
Intuitive Surgical, Inc. (a)	17,957	6,251,370
Medtronic, Inc.	509,484	22,942,064
St. Jude Medical, Inc. (a)	150,094	6,161,359

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Stryker Corp.	130,348	$7,458,513
Varian Medical Systems, Inc. (a)	57,160	3,162,663
Zimmer Holdings, Inc. (a)	98,230	5,815,216

		94,189,753

Health Care Providers & Services—2.2%
Aetna, Inc.	198,785	6,979,341
AmerisourceBergen Corp.	130,240	3,766,541
Cardinal Health, Inc.	166,712	6,006,633
CIGNA Corp.	126,820	4,639,076
Coventry Health Care, Inc. (a)	68,267	1,687,560
DaVita, Inc. (a)	47,598	3,017,713
Express Scripts, Inc. (a)	126,973	12,920,772
Humana, Inc. (a)	78,511	3,671,959
Laboratory Corp. of America Holdings (a)	48,290	3,656,036
McKesson Corp.	124,249	8,165,644
Medco Health Solutions, Inc. (a)	214,033	13,817,971
Patterson Cos., Inc. (a) (b)	43,030	1,336,082
Quest Diagnostics, Inc.	69,317	4,040,488
Tenet Healthcare Corp. (a)	199,722	1,142,410
UnitedHealth Group, Inc.	533,875	17,441,696
WellPoint, Inc. (a)	204,749	13,181,741

		105,471,663

Hotels, Restaurants & Leisure—1.5%
Carnival Corp. (a)	200,180	7,782,998
Darden Restaurants, Inc.	64,490	2,872,385
International Game Technology	136,809	2,524,126
Marriott International, Inc. (b)	117,403	3,700,543
McDonald’s Corp.	496,252	33,109,933
Starbucks Corp. (a)	342,869	8,321,431
Starwood Hotels & Resorts Worldwide, Inc. (b)	86,161	4,018,549
Wyndham Worldwide Corp.	82,475	2,122,082
Wynn Resorts, Ltd. (a)	31,845	2,414,806
Yum! Brands, Inc.	216,438	8,296,068

		75,162,921

Household Durables—0.4%
D.R. Horton, Inc. (b)	127,575	1,607,445
Fortune Brands, Inc.	70,095	3,400,308
Harman International Industries, Inc. (a)	32,026	1,498,176
Leggett & Platt, Inc.	68,470	1,481,691
Lennar Corp. (Class A)	75,043	1,291,490
Newell Rubbermaid, Inc.	128,126	1,947,515
Pulte Homes, Inc. (a) (b)	146,335	1,646,269
Snap-On, Inc.	26,640	1,154,578
Stanley Black & Decker, Inc.	72,602	4,168,081
Whirlpool Corp. (b)	34,502	3,010,299

		21,205,852

Household Products—2.5%
Clorox Co.	64,681	4,148,639
Colgate-Palmolive Co.	227,725	19,415,834
Kimberly-Clark Corp.	192,008	12,073,463
Procter & Gamble Co.	1,339,649	84,759,592

		120,397,528

MSF-125

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Independent Power Producers & Energy Traders—0.2%
Constellation Energy Group, Inc.	92,747	$3,256,347
NRG Energy, Inc. (a)	120,791	2,524,532
The AES Corp. (a)	308,309	3,391,399

		9,172,278

Industrial Conglomerates—2.4%
3M Co.	328,264	27,433,022
General Electric Co.	4,921,108	89,564,166
Textron, Inc. (b)	125,737	2,669,397

		119,666,585

Insurance—3.8%
Aflac, Inc.	216,373	11,746,890
American International Group, Inc. (b)	62,230	2,124,532
AON Corp.	123,077	5,256,619
Assurant, Inc.	53,725	1,847,065
Berkshire Hathaway, Inc. (Class B) (a)	763,268	62,030,790
Cincinnati Financial Corp. (b)	75,144	2,171,662
Genworth Financial, Inc. (Class A) (a)	225,569	4,136,935
Lincoln National Corp.	139,408	4,279,826
Loews Corp.	163,660	6,101,245
Marsh & McLennan Cos., Inc.	245,454	5,993,987
MetLife, Inc. (c)	377,792	16,373,505
Principal Financial Group, Inc.	147,342	4,303,860
Prudential Financial, Inc.	214,466	12,975,193
The Allstate Corp.	247,476	7,995,950
The Chubb Corp.	151,545	7,857,608
The Hartford Financial Services Group, Inc.	204,653	5,816,238
The Progressive Corp. (a)	309,735	5,912,841
The Travelers Cos., Inc.	236,869	12,776,714
Torchmark Corp.	38,208	2,044,510
Unum Group	153,297	3,797,167
XL Capital, Ltd. (Class A)	157,782	2,982,080

		188,525,217

Internet & Catalog Retail—0.6%
Amazon.com, Inc. (a) (b)	157,875	21,428,374
Expedia, Inc.	97,521	2,434,124
priceline.com, Inc. (a)	21,023	5,360,865

		29,223,363

Internet Software & Services—1.9%
Akamai Technologies, Inc. (a) (b)	79,368	2,492,949
eBay, Inc. (a)	521,238	14,047,364
Google, Inc. (Class A) (a)	111,460	63,198,935
Monster Worldwide, Inc. (a) (b)	57,930	962,217
VeriSign, Inc. (a)	84,609	2,200,680
Yahoo!, Inc. (a)	548,928	9,073,780

		91,975,925

IT Services—1.5%
Automatic Data Processing, Inc.	232,837	10,354,261
Cognizant Technology Solutions Corp. (Class A) (a)	137,240	6,996,495
Computer Sciences Corp. (a)	70,850	3,860,617
Fidelity National Information Services, Inc.	152,170	3,566,865
Fiserv, Inc. (a)	70,253	3,566,042

Security Description	Shares	Value

IT Services—(Continued)
Mastercard, Inc.	44,513	$11,306,302
Paychex, Inc. (b)	148,351	4,554,376
SAIC, Inc. (a)	140,603	2,488,673
The Western Union Co.	314,905	5,340,789
Total System Services, Inc. (b)	90,966	1,424,528
Visa, Inc.	205,883	18,741,529

		72,200,477

Leisure Equipment & Products—0.1%
Eastman Kodak Co. (a) (b)	123,903	717,398
Hasbro, Inc. (b)	56,606	2,166,878
Mattel, Inc.	167,725	3,814,067

		6,698,343

Life Sciences Tools & Services—0.4%
Life Technologies Corp. (a)	83,401	4,359,370
Millipore Corp. (a)	25,842	2,728,915
PerkinElmer, Inc.	54,227	1,296,025
Thermo Fisher Scientific, Inc. (a)	188,851	9,714,496
Waters Corp. (a)	43,164	2,915,297

		21,014,103

Machinery—1.6%
Caterpillar, Inc.	288,133	18,109,159
Cummins, Inc.	92,870	5,753,296
Danaher Corp.	120,849	9,657,043
Deere & Co.	195,560	11,627,998
Dover Corp.	85,929	4,017,181
Eaton Corp.	76,286	5,780,190
Flowserve Corp.	25,759	2,840,445
Illinois Tool Works, Inc.	178,424	8,450,161
PACCAR, Inc. (b)	167,973	7,279,950
Pall Corp.	54,129	2,191,683
Parker Hannifin Corp.	74,163	4,801,313

		80,508,419

Media—3.0%
CBS Corp. (Class B)	312,263	4,352,946
Comcast Corp. (Class A)	1,308,738	24,630,449
Discovery Communications, Inc. (a) (b)	130,772	4,418,786
Gannett Co., Inc.	109,473	1,808,494
Interpublic Group of Cos., Inc. (a)	224,090	1,864,429
Meredith Corp.	16,932	582,630
News Corp. (Class A)	1,039,298	14,976,284
Omnicom Group, Inc.	143,184	5,556,971
Scripps Networks Interactive, Inc.	41,313	1,832,231
The DIRECTV Group, Inc. (a)	431,303	14,582,354
The McGraw-Hill Cos., Inc.	145,601	5,190,676
The New York Times Co. (Class A) (b)	53,658	597,213
The Walt Disney Co.	894,538	31,228,322
The Washington Post Co. (Class B)	2,817	1,251,255
Time Warner Cable, Inc. (a)	162,606	8,668,526
Time Warner, Inc.	530,507	16,588,954
Viacom, Inc. (Class B) (a)	280,112	9,630,251

		147,760,771

MSF-126

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Metals & Mining—1.1%
AK Steel Holding Corp.	50,672	$1,158,362
Alcoa, Inc. (b)	470,569	6,700,903
Allegheny Technologies, Inc. (b)	45,291	2,445,261
Cliffs Natural Resources, Inc.	62,368	4,425,010
Freeport-McMoRan Copper & Gold, Inc.	198,584	16,589,707
Newmont Mining Corp.	226,452	11,533,200
Nucor Corp.	145,245	6,591,218
Titanium Metals Corp.	38,942	646,048
United States Steel Corp. (b)	66,125	4,200,260

		54,289,969

Multi-Utilities—1.3%
Ameren Corp.	109,272	2,849,814
Centerpoint Energy, Inc.	181,128	2,600,998
CMS Energy Corp. (b)	105,975	1,638,373
Consolidated Edison, Inc. (b)	129,764	5,779,688
Dominion Resources, Inc.	276,781	11,378,467
DTE Energy Co.	76,068	3,392,633
Integrys Energy Group, Inc. (b)	35,293	1,672,182
NiSource, Inc.	127,662	2,017,060
PG&E Corp.	171,266	7,265,104
Public Service Enterprise Group, Inc.	233,354	6,888,610
SCANA Corp.	51,422	1,932,953
Sempra Energy	113,922	5,684,708
TECO Energy, Inc.	98,593	1,566,643
Wisconsin Energy Corp.	53,917	2,664,039
Xcel Energy, Inc.	210,613	4,464,995

		61,796,267

Multiline Retail—0.9%
Big Lots, Inc. (a)	38,125	1,388,513
Family Dollar Stores, Inc.	63,822	2,336,523
J.C. Penney Co., Inc.	108,841	3,501,415
Kohl’s Corp. (a)	141,410	7,746,440
Macy’s, Inc.	194,178	4,227,255
Nordstrom, Inc.	76,237	3,114,282
Sears Holdings Corp. (a) (b)	22,387	2,427,422
Target Corp.	346,980	18,251,148

		42,992,998

Office Electronics—0.1%
Xerox Corp.	623,536	6,079,476

Oil, Gas & Consumable Fuels—9.0%
Anadarko Petroleum Corp.	227,178	16,545,374
Apache Corp.	155,223	15,755,135
Cabot Oil & Gas Corp.	47,807	1,759,298
Chesapeake Energy Corp.	300,649	7,107,342
Chevron Corp.	926,288	70,240,419
ConocoPhillips	685,756	35,090,135
Consol Energy, Inc.	101,356	4,323,847
Denbury Resources, Inc. (a)	182,385	3,076,835
Devon Energy Corp.	206,072	13,277,219
El Paso Corp.	323,460	3,506,306
EOG Resources, Inc.	116,494	10,826,952
Exxon Mobil Corp. (b)	2,177,534	145,851,227
Hess Corp.	134,323	8,401,904
Marathon Oil Corp.	326,508	10,330,713

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Massey Energy Co. (b)	43,932	$2,297,204
Murphy Oil Corp.	88,155	4,953,429
Noble Energy, Inc.	80,457	5,873,361
Occidental Petroleum Corp.	374,489	31,659,300
Peabody Energy Corp.	123,956	5,664,789
Pioneer Natural Resources Co.	53,294	3,001,518
Range Resources Corp. (b)	73,400	3,440,258
Southwestern Energy Co. (a)	159,622	6,499,808
Spectra Energy Corp.	298,630	6,728,134
Sunoco, Inc. (b)	53,937	1,602,468
Tesoro Corp. (b)	64,834	901,193
The Williams Cos., Inc.	269,165	6,217,712
Valero Energy Corp.	260,499	5,131,830
XTO Energy, Inc.	269,049	12,693,732

		442,757,442

Paper & Forest Products—0.2%
International Paper Co.	199,751	4,915,872
MeadWestvaco Corp.	78,996	2,018,348
Weyerhaeuser Co.	97,482	4,413,010

		11,347,230

Personal Products—0.3%
Avon Products, Inc.	197,168	6,678,080
Mead Johnson Nutrition Co.	94,319	4,907,418
The Estee Lauder Cos., Inc.	54,513	3,536,258

		15,121,756

Pharmaceuticals—6.0%
Abbott Laboratories	716,106	37,724,464
Allergan, Inc.	141,830	9,264,336
Bristol-Myers Squibb Co.	790,592	21,108,806
Eli Lilly & Co.	468,028	16,951,974
Forest Laboratories, Inc. (a)	139,459	4,373,434
Johnson & Johnson	1,269,237	82,754,252
King Pharmaceuticals, Inc. (a)	114,600	1,347,696
Merck & Co., Inc.	1,436,839	53,665,937
Mylan, Inc. (a) (b)	141,445	3,212,216
Pfizer, Inc.	3,722,197	63,835,679
Watson Pharmaceuticals, Inc. (a)	49,153	2,053,121

		296,291,915

Professional Services—0.1%
Dun & Bradstreet Corp.	23,521	1,750,433
Equifax, Inc.	58,281	2,086,460
Robert Half International, Inc. (b)	68,543	2,085,763

		5,922,656

Real Estate Investment Trusts—1.2%
Apartment Investment & Management Co.	54,027	994,637
AvalonBay Communities, Inc. (b)	37,611	3,247,710
Boston Properties, Inc.	64,094	4,835,251
Equity Residential	130,010	5,089,892
HCP, Inc.	135,526	4,472,358
Health Care REIT, Inc.	57,047	2,580,236
Host Hotels & Resorts, Inc. (b)	301,259	4,413,444
Kimco Realty Corp.	187,044	2,925,368

MSF-127

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Plum Creek Timber Co., Inc. (b)	75,093	$2,921,869
ProLogis (b)	218,711	2,886,985
Public Storage	62,577	5,756,458
Simon Property Group, Inc.	133,746	11,221,289
Ventas, Inc.	72,276	3,431,665
Vornado Realty Trust	72,714	5,504,450

		60,281,612

Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc. (a)	124,680	1,976,178

Road & Rail—0.7%
CSX Corp.	179,891	9,156,452
Norfolk Southern Corp.	170,491	9,528,742
Ryder System, Inc.	24,636	954,891
Union Pacific Corp.	233,047	17,082,345

		36,722,430

Semiconductors & Semiconductor Equipment—2.5%
Advanced Micro Devices, Inc. (a)	260,399	2,413,899
Altera Corp.	137,160	3,334,360
Analog Devices, Inc.	137,300	3,956,986
Applied Materials, Inc.	619,471	8,350,469
Broadcom Corp. (a)	198,864	6,598,307
Intel Corp.	2,547,765	56,713,249
KLA-Tencor Corp.	79,363	2,453,904
Linear Technology Corp. (b)	103,087	2,915,300
LSI Corp. (a)	302,807	1,853,179
MEMC Electronic Materials, Inc. (a)	104,867	1,607,611
Microchip Technology, Inc. (b)	84,972	2,392,812
Micron Technology, Inc. (a)	392,340	4,076,413
National Semiconductor Corp.	109,683	1,584,919
Novellus Systems, Inc. (a)	44,219	1,105,475
NVIDIA Corp. (a)	255,929	4,448,046
Teradyne, Inc. (a) (b)	81,744	913,080
Texas Instruments, Inc.	572,781	14,015,951
Xilinx, Inc.	127,594	3,253,647

		121,987,607

Software—4.0%
Adobe Systems, Inc. (a)	241,733	8,550,096
Autodesk, Inc. (a)	105,951	3,117,078
BMC Software, Inc. (a)	84,228	3,200,664
CA, Inc.	182,282	4,278,159
Citrix Systems, Inc. (a)	84,784	4,024,696
Compuware Corp. (a)	104,885	881,034
Electronic Arts, Inc. (a)	150,653	2,811,185
Intuit, Inc. (a)	144,785	4,971,917
McAfee, Inc. (a)	73,192	2,937,195
Microsoft Corp.	3,519,228	103,007,804
Novell, Inc. (a)	160,634	962,198
Oracle Corp.	1,802,784	46,313,521
Red Hat, Inc. (a)	87,036	2,547,544
Salesforce.com, Inc. (a) (b)	50,694	3,774,168
Symantec Corp. (a)	371,851	6,291,719

		197,668,978

Security Description	Shares	Value

Specialty Retail—2.1%
Abercrombie & Fitch Co. (Class A) (b)	40,579	$1,852,026
AutoNation, Inc. (a) (b)	41,682	753,611
AutoZone, Inc. (a)	13,697	2,370,814
Bed Bath & Beyond, Inc. (a)	120,841	5,288,002
Best Buy Co., Inc.	158,099	6,725,531
GameStop Corp. (Class A) (a) (b)	75,993	1,665,007
Home Depot, Inc.	784,260	25,370,811
Limited Brands, Inc. (b)	123,376	3,037,517
Lowe’s Cos., Inc.	678,927	16,457,190
O’Reilly Automotive, Inc. (a) (b)	63,448	2,646,416
Office Depot, Inc. (a)	126,713	1,011,170
RadioShack Corp.	57,761	1,307,131
Ross Stores, Inc. (b)	57,132	3,054,848
Staples, Inc.	336,226	7,864,326
The Gap, Inc.	219,583	5,074,563
The Sherwin-Williams Co. (b)	42,448	2,872,881
The TJX Cos., Inc.	193,577	8,230,894
Tiffany & Co.	57,399	2,725,879
Urban Outfitters, Inc. (a)	59,841	2,275,753

		100,584,370

Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc.	144,915	5,727,041
Nike, Inc. (b)	179,857	13,219,490
Polo Ralph Lauren Corp. (b)	26,387	2,243,950
VF Corp.	40,805	3,270,521

		24,461,002

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.	218,545	3,094,597
People’s United Financial, Inc.	171,246	2,678,288

		5,772,885

Tobacco—1.5%
Altria Group, Inc.	959,577	19,690,520
Lorillard, Inc.	71,402	5,372,287
Philip Morris International, Inc.	867,533	45,250,521
Reynolds American, Inc.	77,962	4,208,389

		74,521,717

Trading Companies & Distributors—0.1%
Fastenal Co. (b)	60,518	2,904,259
W.W. Grainger, Inc. (b)	28,393	3,069,851

		5,974,110

Wireless Telecommunication Services—0.3%
American Tower Corp. (Class A) (a)	185,718	7,913,444
MetroPCS Communications, Inc. (a) (b)	120,381	852,298
Sprint Nextel Corp. (a) (b)	1,373,204	5,218,175

		13,983,917

Total Common Stock (Identified Cost $4,672,817,650)		4,871,491,389

MSF-128

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Mutual Funds—0.4%

Security Description	Shares	Value

Exchange Traded Funds—0.4%
SPDR Trust, Series 1 (b)	170,000	$19,888,300

Total Mutual Funds (Identified Cost $18,636,101)		19,888,300

Short Term Investments—3.2%
Security Description	Shares/Par Amount	Value

Discount Notes – 0.3%
Federal Home Loan Bank
0.085%, 04/07/10	$3,775,000	3,774,994
0.077%, 04/09/10	10,500,000	10,499,732

		14,274,726

Mutual Funds—2.9%
State Street Navigator Securities Lending
Prime Portfolio (d)	142,302,055	142,302,055

Total Short Term Investments (Identified Cost $156,576,781)		156,576,781

Total Investments—102.8% (Identified Cost $4,848,030,532) (e)		5,047,956,470
Liabilities in excess of other assets		(138,227,013)

Net Assets—100.0%		$4,909,729,457

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $142,159,857 and the collateral received consisted of cash in the amount of $142,302,055 and non-cash collateral with a value of $3,999,603. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Affiliated Issuer. See below.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $4,849,521,800 and the composition of unrealized appreciation and depreciation of investment securities was $856,989,936 and $(658,555,266), respectively.

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2010	Net Unrealized Appreciation
S&P 500 Index Futures	6/17/2010	55	$15,689,713	$16,021,500	$331,787

Affiliated Issuer
Security Description	Number of Shares Held at 12/31/2009	Shares Purchased Since 12/31/2009	Shares Sold Since 12/31/2009	Number of Shares Held at 3/31/2010	Realized Gain/Loss on Shares Sold	Income For Period Ended 3/31/2010
MetLife, Inc.	386,695	0	8,903	377,792	$20,714	$0

MSF-129

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$4,871,491,389	$—	$—	$4,871,491,389

Total Mutual Funds*	19,888,300	—	—	19,888,300

Short Term Investments
Discount Notes	—	14,274,726	—	14,274,726
Mutual Funds	142,302,055	—	—	142,302,055

Total Short Term Investments	142,302,055	14,274,726	—	156,576,781

Total Investments	$5,033,681,744	$14,274,726	$—	$5,047,956,470

Futures Contracts**
Futures Contracts Long (Appreciation)	$331,788	$—	$—	$331,788

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures are valued based on the unrealized appreciation/depreciation on the instrument.

MSF-130

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—59.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.4%
Goodrich Corp.	20,180	$1,423,094
Honeywell International, Inc.	66,130	2,993,705
Lockheed Martin Corp.	278,579	23,183,344
Northrop Grumman Corp.	131,136	8,598,587
Precision Castparts Corp.	15,100	1,913,321
United Technologies Corp.	220,790	16,252,352

		54,364,403

Air Freight & Logistics—0.2%
United Parcel Service, Inc. (Class B)	38,900	2,505,549

Auto Components—0.2%
Johnson Controls, Inc.	88,600	2,922,914

Beverages—1.6%
Diageo plc (GBP)	477,016	8,024,781
Heineken NV (EUR)	37,380	1,921,681
PepsiCo, Inc.	158,505	10,486,691

		20,433,153

Capital Markets—4.4%
Franklin Resources, Inc. (a)	21,210	2,352,189
Northern Trust Corp. (a)	26,430	1,460,522
State Street Corp.	218,440	9,860,381
The Bank of New York Mellon Corp.	668,530	20,644,206
The Charles Schwab Corp. (a)	159,020	2,972,084
The Goldman Sachs Group, Inc.	102,330	17,460,568

		54,749,950

Chemicals—1.3%
Air Products & Chemicals, Inc.	88,454	6,541,173
Monsanto Co.	22,630	1,616,235
PPG Industries, Inc.	118,400	7,743,360

		15,900,768

Commercial Banks—1.8%
PNC Financial Services Group, Inc.	95,740	5,715,678
Regions Financial Corp. (a)	392,660	3,082,381
Wells Fargo & Co.	441,460	13,738,235

		22,536,294

Communications Equipment—0.4%
Cisco Systems, Inc. (b)	97,230	2,530,897
Nokia Oyj (ADR) (a)	132,200	2,054,388

		4,585,285

Computers & Peripherals—1.4%
Dell, Inc. (b)	161,670	2,426,667
Hewlett-Packard Co.	143,990	7,653,069
International Business Machines Corp.	62,150	7,970,737

		18,050,473

Construction & Engineering—0.2%
Fluor Corp.	44,640	2,076,206

Diversified Consumer Services—0.2%
Apollo Group, Inc. (Class A) (b)	33,600	2,059,344

Security Description	Shares	Value

Diversified Financial Services—3.2%
Bank of America Corp.	605,000	$10,799,250
Deutsche Boerse AG (EUR)	21,230	1,576,262
JPMorgan Chase & Co.	602,720	26,971,720

		39,347,232

Diversified Telecommunication Services—1.9%
AT&T, Inc.	834,404	21,560,999
CenturyTel, Inc. (a)	67,004	2,375,962

		23,936,961

Electric Utilities—1.1%
American Electric Power Co., Inc.	73,890	2,525,560
Entergy Corp.	40,898	3,327,052
FPL Group, Inc.	78,860	3,811,304
Northeast Utilities (a)	26,460	731,355
PPL Corp.	123,566	3,424,014

		13,819,285

Electrical Equipment—0.1%
First Solar, Inc. (a) (b)	6,260	767,789

Electronic Equipment, Instruments & Components—0.2%
Tyco Electronics, Ltd.	106,500	2,926,620

Energy Equipment & Services—0.5%
Halliburton Co.	46,080	1,388,390
National Oilwell Varco, Inc.	70,440	2,858,455
Schlumberger, Ltd. (a)	22,760	1,444,350

		5,691,195

Food & Staples Retailing—1.5%
CVS Caremark Corp.	174,153	6,367,034
The Kroger Co.	180,420	3,907,897
Wal-Mart Stores, Inc.	80,030	4,449,668
Walgreen Co.	94,680	3,511,681

		18,236,280

Food Products—2.4%
Campbell Soup Co.	75,870	2,682,004
General Mills, Inc.	70,690	5,004,145
Groupe Danone (EUR)	32,170	1,942,012
Kellogg Co. (a)	67,610	3,612,402
Nestle S.A. (CHF)	255,803	13,105,849
The J. M. Smucker Co. (a)	56,206	3,386,974

		29,733,386

Health Care Equipment & Supplies—1.5%
Becton, Dickinson & Co.	72,770	5,729,182
Medtronic, Inc.	186,560	8,400,797
St. Jude Medical, Inc. (b)	100,640	4,131,272

		18,261,251

Health Care Providers & Services—0.2%
DaVita, Inc. (b)	25,090	1,590,706
WellPoint, Inc. (b)	22,260	1,433,099

		3,023,805

MSF-131

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—0.1%
Starwood Hotels & Resorts Worldwide, Inc. (a)	19,960	$930,934

Household Durables—0.3%
Pulte Homes, Inc. (a) (b)	135,940	1,529,325
Stanley Black & Decker, Inc.	32,075	1,841,426

		3,370,751

Household Products—1.2%
Clorox Co.	38,460	2,466,825
Kimberly-Clark Corp.	18,690	1,175,227
Procter & Gamble Co.	175,682	11,115,400

		14,757,452

Independent Power Producers & Energy Traders—0.1%
NRG Energy, Inc. (a) (b)	89,210	1,864,489

Industrial Conglomerates—0.9%
3M Co.	104,980	8,773,179
General Electric Co.	111,580	2,030,756

		10,803,935

Insurance—3.1%
ACE, Ltd.	72,210	3,776,583
Aflac, Inc.	33,040	1,793,742
AON Corp.	75,890	3,241,262
Prudential Financial, Inc.	136,670	8,268,535
The Allstate Corp.	151,956	4,909,698
The Chubb Corp.	51,070	2,647,980
The Travelers Cos., Inc.	249,610	13,463,963

		38,101,763

Internet Software & Services—0.1%
Google, Inc. (Class A) (b)	3,250	1,842,783

IT Services—1.1%
Accenture plc	179,049	7,511,106
Mastercard, Inc.	900	228,600
The Western Union Co. (a)	221,320	3,753,587
Visa, Inc. (a)	21,150	1,925,284

		13,418,577

Leisure Equipment & Products—0.3%
Hasbro, Inc. (a)	82,310	3,150,827

Life Sciences Tools & Services—0.4%
Thermo Fisher Scientific, Inc. (b)	26,380	1,356,987
Waters Corp. (a) (b)	62,790	4,240,837

		5,597,824

Machinery—0.8%
Danaher Corp. (a)	75,620	6,042,794
Eaton Corp.	59,930	4,540,896

		10,583,690

Media—1.7%
Comcast Corp. (Class A)	129,750	2,331,608
Omnicom Group, Inc. (a)	171,800	6,667,558

Security Description	Shares	Value

Media—(Continued)
The Walt Disney Co.	289,750	$10,115,172
Time Warner, Inc.	47,800	1,494,706

		20,609,044

Metals & Mining—0.1%
United States Steel Corp. (a)	29,760	1,890,355

Multi-Utilities—1.7%
CMS Energy Corp. (a)	67,640	1,045,714
Dominion Resources, Inc. (a)	184,362	7,579,122
PG&E Corp.	105,280	4,465,978
Public Service Enterprise Group, Inc.	183,970	5,430,794
Sempra Energy	47,040	2,347,296

		20,868,904

Multiline Retail—0.5%
Kohl’s Corp. (b)	31,350	1,717,353
Target Corp.	85,010	4,471,526

		6,188,879

Oil, Gas & Consumable Fuels—7.6%
Anadarko Petroleum Corp.	54,870	3,996,182
Apache Corp.	151,900	15,417,850
Chevron Corp.	161,816	12,270,507
ConocoPhillips	34,590	1,769,970
Devon Energy Corp.	61,314	3,950,461
EOG Resources, Inc.	57,360	5,331,038
Exxon Mobil Corp. (a)	296,494	19,859,168
Hess Corp.	106,650	6,670,958
Marathon Oil Corp.	111,620	3,531,657
Noble Energy, Inc. (a)	52,030	3,798,190
Occidental Petroleum Corp.	32,900	2,781,366
The Williams Cos., Inc.	102,240	2,361,744
Total S.A. (ADR)	216,790	12,578,156

		94,317,247

Pharmaceuticals—4.1%
Abbott Laboratories	230,428	12,138,947
GlaxoSmithKline plc (GBP)	91,840	1,763,274
Johnson & Johnson	290,718	18,954,814
Merck & Co., Inc.	142,253	5,313,150
Pfizer, Inc.	690,183	11,836,638
Roche Holding AG (CHF)	8,940	1,452,830

		51,459,653

Professional Services—0.2%
Dun & Bradstreet Corp.	29,470	2,193,157

Road & Rail—0.1%
Canadian National Railway Co.	29,790	1,804,976

Semiconductors & Semiconductor Equipment—0.7%
Intel Corp.	380,550	8,471,043

Software—0.8%
Oracle Corp.	365,710	9,395,090

MSF-132

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Specialty Retail—1.1%
Advance Auto Parts, Inc. (a)	80,850	$3,389,232
Home Depot, Inc.	77,780	2,516,183
Staples, Inc. (a)	170,500	3,987,995
The Sherwin-Williams Co. (a)	56,040	3,792,787

		13,686,197

Textiles, Apparel & Luxury Goods—0.9%
Nike, Inc. (a)	154,770	11,375,595

Tobacco—1.8%
Altria Group, Inc.	39,196	804,302
Lorillard, Inc.	30,760	2,314,383
Philip Morris International, Inc.	367,720	19,180,275

		22,298,960

Trading Companies & Distributors—0.2%
W.W. Grainger, Inc. (a)	25,610	2,768,953

Wireless Telecommunication Services—0.8%
Vodafone Group plc (GBP)	4,515,640	10,453,496

Total Common Stock (Identified Cost $643,353,026)		738,132,717

Fixed Income—38.1%
Security Description	Par Amount	Value

Aerospace & Defense—0.1%
BAE Systems Holdings, Inc. (144A) 5.200%, 08/15/15	$1,718,000	1,786,845

Asset Backed—1.0%
Anthracite CDO I, Ltd. 1.000%, 05/24/17 (c)	1,335,479	1,201,931
Bayview Financial Revolving Mortgage Loan Trust (144A) 1.847%, 12/28/40 (c)	1,193,229	432,596
Capital Trust Re CDO, Ltd. (144A) 5.160%, 06/25/35 (d)	1,600,000	1,544,000
Connecticut RRB Special Purpose Trust CL&P 6.210%, 12/30/11 (c)	114,941	117,748
Countrywide Asset-Backed Certificates 4.823%, 08/25/35 (c)	6,477	6,410
5.689%, 10/25/36 (c)	930,000	583,019
Crest G-Star CDO 0.722%, 11/28/16 (c)	1,818,802	1,752,961
GMAC Mortgage Corp. Loan Trust 5.805%, 10/25/36 (c)	967,752	514,099
Household Credit Card Master Note Trust I 0.780%, 07/15/13 (c)	2,163,000	2,160,493
Residential Funding Mortgage Securities II, Inc. 5.320%, 12/25/35 (c)	1,190,000	383,282
Small Business Administration Participation Certificates 4.350%, 07/01/23 (c)	1,174,962	1,221,752
4.770%, 04/01/24	63,793	66,933

Security Description	Par Amount	Value

Asset Backed—(Continued)
Small Business Administration Participation Certificates 4.950%, 03/01/25 (c)	$353,714	$373,014
4.990%, 09/01/24 (c)	200,865	210,989
5.110%, 08/01/25 (c)	511,219	542,436
5.180%, 05/01/24 (c)	102,508	108,364
5.520%, 06/01/24 (c)	348,127	370,016
Structured Asset Securities Corp. 4.670%, 03/25/35 (c)	168,679	152,526

		11,742,569

Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc. (144A) 8.000%, 11/15/39	1,270,000	1,607,021
Dr. Pepper Snapple Group, Inc. 6.820%, 05/01/18	533,000	608,904
Miller Brewing Co. (144A) 5.500%, 08/15/13	1,311,000	1,403,625

		3,619,550

Capital Markets—0.5%
Merrill Lynch & Co., Inc. 6.150%, 04/25/13	1,160,000	1,248,974
Morgan Stanley 5.750%, 10/18/16	1,156,000	1,201,838
6.625%, 04/01/18	1,270,000	1,354,555
The Goldman Sachs Group, Inc. 5.625%, 01/15/17	1,351,000	1,384,375
6.000%, 05/01/14	840,000	919,787

		6,109,529

Collateralized-Mortgage Obligation—0.1%
BlackRock Capital Finance, L.P. (144A) 7.750%, 09/25/26	91,744	13,037
RAAC Series 4.971%, 09/25/34 (c)	752,000	613,682

		626,719

Commercial Banks—1.5%
Achmea Hypotheekbank NV (144A) 1.000%, 11/03/14 (c)	890,000	901,349
Banco Bradesco S.A. (144A) 6.750%, 09/29/19	613,000	637,401
Bank One Corp. 8.000%, 04/29/27	100,000	116,690
BNP Paribas (144A) 7.195%, 12/31/49 (c)	500,000	482,500
Commonwealth Bank of Australia (144A) 5.000%, 10/15/19	710,000	713,571
Credit Suisse (New York) 5.500%, 05/01/14	1,470,000	1,599,995
ING Bank NV (144A) 3.900%, 03/19/14	1,280,000	1,343,551
Kreditanstalt fuer Wiederaufbau 4.875%, 06/17/19	1,290,000	1,383,981
Nordea Bank AB (144A) 5.424%, 12/29/49 (c)	359,000	317,835

MSF-133

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Societe Financement de l’Economie Francaise (144A) 3.375%, 05/05/14	$730,000	$757,397
Svenska Handelsbanken AB (144A) 4.875%, 06/10/14	1,330,000	1,399,914
The Royal Bank of Scotland plc (144A) 2.625%, 05/11/12	2,290,000	2,336,266
U.S. Bancorp 7.500%, 06/01/26	400,000	430,536
Wachovia Corp. 5.250%, 08/01/14	3,334,000	3,501,990
WOORI Bank (144A) 6.125%, 05/03/16 (c)	2,620,000	2,668,939

		18,591,915

Commercial Mortgage-Backed Securities—2.1%
Citigroup Commercial Mortgage Trust 5.699%, 12/10/49 (c)	3,630,000	3,614,888
Credit Suisse Mortgage Capital Certificates 5.695%, 09/15/40 (c)	1,735,738	1,555,409
FHLMC Multifamily Structured Pass Through Certificates 4.952%, 03/19/19	1,226,000	1,295,989
GE Capital Commercial Mortgage Corp. 5.334%, 03/10/44 (c)	1,000,000	863,293
General Electric Capital Assurance Co. (144A) 5.743%, 05/12/35	35,000	36,924
Greenwich Capital Commercial Funding Corp. 4.915%, 01/05/36 (c)	500,000	527,809
5.475%, 02/10/17	3,025,000	2,496,038
JPMorgan Chase Commercial Mortgage Securities Corp. 5.236%, 05/15/41 (c)	1,292,933	1,339,795
5.420%, 01/15/49	741,698	714,517
5.475%, 04/15/43 (c)	2,275,693	2,335,815
5.552%, 05/12/45	968,540	984,223
5.818%, 06/15/49 (c)	1,900,000	1,821,906
5.875%, 04/15/45 (c)	2,260,000	2,333,172
Merrill Lynch Mortgage Trust 5.827%, 07/12/17 (c)	929,000	227,749
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.467%, 02/12/39 (c)	560,000	487,356
5.747%, 06/12/50 (c)	1,735,738	1,590,788
Morgan Stanley Capital I (144A) 0.546%, 11/15/30 (c) (e)	5,553,649	152,214
Spirit Master Funding, LLC (144A) 5.050%, 07/20/23	1,163,590	978,556
Wachovia Bank Commercial Mortgage Trust 5.902%, 02/15/51 (c)	3,000,000	2,796,871

		26,153,312

Commercial Services & Supplies—0.2%
ERAC USA Finance Co. (144A) 7.000%, 10/15/37	1,115,000	1,149,501
The Western Union Co. 5.400%, 11/17/11 (a)	1,721,000	1,839,832

		2,989,333

Security Description	Par Amount	Value

Construction & Engineering—0.0%
CRH America, Inc. 6.950%, 03/15/12	$238,000	$258,750

Consumer Finance—0.2%
American Express Co. 5.500%, 09/12/16	960,000	1,002,602
Capital One Financial Corp. 6.150%, 09/01/16	1,330,000	1,379,840

		2,382,442

Diversified Financial Services—1.9%
Asian Development Bank 2.750%, 05/21/14	970,000	985,864
Bank of America Corp. 5.490%, 03/15/19	696,000	677,984
7.375%, 05/15/14	510,000	573,516
7.625%, 06/01/19	710,000	812,143
BPCE S.A. (144A) 12.500%, 06/29/49 (c)	1,375,000	1,580,682
Citigroup, Inc. 5.000%, 09/15/14	1,105,000	1,103,443
DBS Capital Funding Corp. (144A) 7.657%, 03/31/49 (c)	805,000	834,181
EDP Finance BV (144A) 6.000%, 02/02/18	1,061,000	1,092,018
Enel Finance International S.A. (144A) 5.125%, 10/07/19	1,060,000	1,047,611
6.250%, 09/15/17	995,000	1,080,920
General Electric Capital Corp. 5.450%, 01/15/13	572,000	618,997
GG1C Funding Corp. (144A) 5.129%, 01/15/14	372,711	378,645
JPMorgan Chase & Co. 6.300%, 04/23/19	1,210,000	1,335,303
JPMorgan Chase Capital XXVII 7.000%, 11/01/39	720,000	734,763
MidAmerican Funding, LLC 6.927%, 03/01/29	699,000	766,440
MUFG Capital Finance I, Ltd. 6.346%, 07/29/49 (c)	653,000	647,480
PNC Funding Corp. 5.625%, 02/01/17	1,080,000	1,114,380
Qtel International Finance, Ltd. (144A) 7.875%, 06/10/19	302,000	349,032
Spectra Energy Capital, LLC 8.000%, 10/01/19	1,253,000	1,477,016
Telecom Italia Capital S.A. 5.250%, 11/15/13	753,000	788,711
UBS Preferred Funding Trust V 6.243%, 05/12/49 (c)	2,180,000	1,962,000
Unicredit Luxembourg Finance S.A. (144A) 6.000%, 10/31/17	1,520,000	1,544,560
UniCredito Italiano Capital Trust II (144A) 9.200%, 10/05/49 (c)	1,412,000	1,389,055
W3A Funding Corp. 8.090%, 01/02/17	566,202	569,383
ZFS Finance USA Trust I (144A) 5.875%, 05/09/32 (c)	146,000	137,135
6.500%, 05/09/37 (c)	491,000	463,995

		24,065,257

MSF-134

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Diversified Telecommunication Services—0.4%
AT&T, Inc. 6.550%, 02/15/39	$1,290,000	$1,356,102
France Telecom S.A. 7.750%, 03/01/11 (c)	346,000	367,343
Telefonica Europe BV 7.750%, 09/15/10	488,000	502,750
Verizon New York, Inc. 6.875%, 04/01/12	2,172,000	2,364,982

		4,591,177

Electric Utilities—0.6%
Bruce Mansfield Unit 6.850%, 06/01/34	2,370,317	2,422,784
Exelon Generation Co., LLC 6.250%, 10/01/39	1,020,000	1,031,425
Oncor Electric Delivery Co. 7.000%, 09/01/22	1,825,000	2,080,498
PPL Energy Supply, LLC 6.400%, 11/01/11	100,000	106,966
PSEG Power, LLC 6.950%, 06/01/12	1,000,000	1,103,221
PSEG Power, LLC (144A) 5.320%, 09/15/16	989,000	1,031,079
United Energy Distribution Holdings, Ltd. (144A) 5.450%, 04/15/16	50,000	51,498

		7,827,471

Electronic Equipment, Instruments & Components—0.1%
Tyco Electronics Group S.A. 6.550%, 10/01/17	1,385,000	1,523,758

Energy Equipment & Services—0.2%
Kinder Morgan Energy Partners, L.P. 6.750%, 03/15/11	1,202,000	1,262,899
7.750%, 03/15/32	625,000	722,077

		1,984,976

Federal Agencies—14.1%
Federal Home Loan Mortgage Corp. 4.500%, 05/01/18	260,193	273,896
4.500%, 08/01/18	429,540	452,162
4.500%, 11/01/18	415,839	437,739
4.500%, 01/01/19	785,099	826,446
4.500%, 08/01/19	41,110	43,211
4.500%, 02/01/20	285,653	300,250
4.500%, 08/01/24	3,209,984	3,333,899
4.500%, 04/01/35	980,890	990,130
4.500%, 06/01/39	4,261,926	4,276,448
5.000%, 12/01/17	16,312	17,433
5.000%, 05/01/18	176,847	187,956
5.000%, 06/01/18	24,840	26,531
5.000%, 09/01/18	425,078	454,025
5.000%, 12/01/18	60,053	64,143
5.000%, 02/01/19	469,891	501,008
5.000%, 06/01/19	203,512	216,989
5.000%, 09/01/33	1,844,117	1,916,878

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp. 5.000%, 11/01/33	$1,070,190	$1,112,415
5.000%, 03/01/34	314,202	326,304
5.000%, 04/01/34	334,182	347,054
5.000%, 08/01/35	923,572	956,260
5.000%, 10/01/35	2,704,576	2,800,299
5.000%, 11/01/35	327,113	338,691
5.000%, 07/01/39	8,669,790	8,963,095
5.500%, 01/01/19	88,307	95,204
5.500%, 04/01/19	61,197	66,129
5.500%, 06/01/19	44,051	47,491
5.500%, 07/01/19	134,354	144,847
5.500%, 08/01/19	43,074	46,438
5.500%, 12/01/19	79,025	85,196
5.500%, 02/01/20	23,145	24,924
5.500%, 10/01/24	378,691	402,843
5.500%, 06/01/25	765,108	812,877
5.500%, 07/01/25	356,309	378,555
5.500%, 08/01/25	568,264	603,743
5.500%, 05/01/33	737,976	783,304
5.500%, 12/01/33	1,341,705	1,424,114
5.500%, 01/01/34	1,270,100	1,348,112
5.500%, 04/01/34	225,598	239,102
5.500%, 11/01/34	182,560	193,488
5.500%, 12/01/34	288,617	305,893
5.500%, 05/01/35	134,728	142,625
5.500%, 09/01/35	317,991	336,628
5.500%, 10/01/35	491,535	520,344
6.000%, 04/01/16	47,627	51,570
6.000%, 04/01/17	112,645	122,182
6.000%, 07/01/17	61,052	66,221
6.000%, 10/01/17	82,241	89,204
6.000%, 08/01/19	314,392	340,812
6.000%, 09/01/19	164,299	178,106
6.000%, 11/01/19	94,937	102,974
6.000%, 05/01/21	211,202	228,357
6.000%, 10/01/21	241,514	261,130
6.000%, 02/01/23	533,185	577,839
6.000%, 12/01/25	227,699	245,254
6.000%, 02/01/26	210,491	226,719
6.000%, 04/01/34	155,890	168,899
6.000%, 07/01/34	421,452	456,623
6.000%, 08/01/34	2,444,297	2,648,280
6.000%, 09/01/34	63,580	68,886
6.000%, 07/01/35	266,756	288,018
6.000%, 08/01/35	325,616	351,569
6.000%, 11/01/35	847,569	915,123
6.000%, 03/01/36	380,448	409,225
6.000%, 10/01/36	567,149	614,479
6.000%, 03/01/37	460,122	494,494
6.000%, 05/01/37	641,878	689,828
6.000%, 06/01/37	911,850	979,968
6.500%, 05/01/34	116,077	127,469
6.500%, 06/01/34	146,962	161,384
6.500%, 08/01/34	639,932	702,736
6.500%, 10/01/34	519,095	572,310
6.500%, 11/01/34	226,849	249,112
6.500%, 05/01/37	287,038	312,517
6.500%, 07/01/37	889,488	968,444

MSF-135

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association
3.000%, 07/12/10	$787,000	$793,064
4.010%, 08/01/13 (c)	142,520	149,288
4.020%, 08/01/13 (c)	564,589	591,920
4.500%, 04/01/18	312,578	329,089
4.500%, 06/01/18	753,721	793,534
4.500%, 07/01/18	429,462	452,147
4.500%, 03/01/19	461,797	485,468
4.500%, 06/01/19	539,105	566,740
4.500%, 04/01/20	404,524	425,259
4.500%, 07/01/20	219,521	230,773
4.500%, 08/01/33	1,708,627	1,730,467
4.500%, 02/01/35	383,536	387,719
4.500%, 09/01/35	544,394	549,651
4.600%, 05/01/14 (c)	732,263	779,297
4.630%, 04/01/14	354,657	377,508
4.700%, 03/01/15	596,168	634,431
4.767%, 04/01/13 (c)	63,103	66,880
4.841%, 08/01/14 (c)	866,672	926,985
4.845%, 06/01/13	89,137	95,167
4.872%, 02/01/14 (c)	636,876	678,432
4.880%, 03/01/20	404,908	429,018
4.940%, 08/01/15	50,000	52,976
5.000%, 11/01/17	447,553	477,891
5.000%, 02/01/18	1,562,367	1,668,261
5.000%, 12/01/18	1,259,792	1,344,400
5.000%, 07/01/19	746,200	794,916
5.000%, 07/01/20	516,740	549,830
5.000%, 08/01/20	177,447	188,810
5.000%, 11/01/33	770,932	799,904
5.000%, 03/01/34	1,056,599	1,095,875
5.000%, 04/01/34	304,952	315,936
5.000%, 05/01/34	324,133	335,808
5.000%, 08/01/34	379,201	392,859
5.000%, 09/01/34	1,305,560	1,352,584
5.000%, 12/01/34	185,338	192,013
5.000%, 01/01/35	357,565	370,444
5.000%, 06/01/35	1,331,634	1,377,517
5.000%, 07/01/35	4,016,286	4,154,670
5.000%, 08/01/35	812,785	840,790
5.000%, 08/01/36	402,579	416,450
5.000%, 03/01/38	3,140,981	3,244,612
5.000%, 05/01/38	3,197,441	3,302,935
5.000%, 07/01/39	1,152,870	1,190,792
5.000%, 10/01/39	852,345	880,382
5.370%, 02/01/13 (c)	373,933	401,958
5.370%, 05/01/18	630,000	678,048
5.465%, 11/01/15 (c)	421,368	461,775
5.500%, 11/01/17	710,919	766,551
5.500%, 12/01/17	131,989	142,318
5.500%, 01/01/18	452,077	487,453
5.500%, 02/01/18	448,717	484,672
5.500%, 06/01/19	579,462	625,532
5.500%, 07/01/19	472,261	509,808
5.500%, 08/01/19	147,566	159,298
5.500%, 09/01/19	508,968	549,433
5.500%, 01/01/21	225,692	243,353
5.500%, 03/01/21	66,102	70,944

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association
5.500%, 02/01/33	$449,382	$476,913
5.500%, 05/01/33	41,877	44,442
5.500%, 06/01/33	1,471,250	1,561,386
5.500%, 07/01/33	1,829,158	1,941,222
5.500%, 11/01/33	1,057,431	1,122,214
5.500%, 12/01/33	239,981	254,683
5.500%, 01/01/34 (c)	335,335	355,879
5.500%, 01/01/34	529,689	562,141
5.500%, 02/01/34	1,264,358	1,341,098
5.500%, 03/01/34	173,585	184,034
5.500%, 04/01/34	410,598	434,856
5.500%, 05/01/34	1,842,965	1,951,843
5.500%, 06/01/34	2,430,504	2,574,092
5.500%, 07/01/34	1,146,381	1,214,105
5.500%, 09/01/34	3,468,076	3,672,960
5.500%, 10/01/34	3,807,387	4,032,318
5.500%, 11/01/34	4,886,692	5,175,386
5.500%, 12/01/34	2,333,828	2,471,705
5.500%, 01/01/35	1,833,180	1,941,480
5.500%, 02/01/35	303,607	321,544
5.500%, 04/01/35	391,849	414,264
5.500%, 07/01/35	399,848	422,720
5.500%, 08/01/35	500,845	529,495
5.500%, 09/01/35 (c)	1,150,052	1,215,838
5.659%, 02/01/16 (c)	230,276	254,969
6.000%, 05/15/11	1,473,000	1,561,972
6.000%, 07/01/16	230,632	249,725
6.000%, 01/01/17	289,209	313,468
6.000%, 02/01/17 (c)	276,265	299,136
6.000%, 07/01/17	440,511	476,978
6.000%, 08/01/17	47,607	51,600
6.000%, 09/01/17	272,951	295,846
6.000%, 03/01/18	41,056	44,500
6.000%, 11/01/18	233,939	253,306
6.000%, 01/01/21	254,811	275,508
6.000%, 05/01/21	137,192	148,335
6.000%, 11/01/25	123,512	132,550
6.000%, 02/01/32	987,020	1,074,170
6.000%, 03/01/34	105,146	115,510
6.000%, 04/01/34	1,657,226	1,790,701
6.000%, 06/01/34	1,542,967	1,664,740
6.000%, 07/01/34	1,762,749	1,901,866
6.000%, 08/01/34	2,830,486	3,053,872
6.000%, 10/01/34	1,356,493	1,463,549
6.000%, 11/01/34	201,161	217,038
6.000%, 12/01/34	112,568	121,452
6.000%, 08/01/35	356,992	382,042
6.000%, 09/01/35 (c)	450,362	491,027
6.000%, 10/01/35	622,619	666,309
6.000%, 11/01/35	269,766	288,695
6.000%, 12/01/35	873,662	934,969
6.000%, 02/01/36	642,968	688,086
6.000%, 04/01/36	1,425,900	1,521,948
6.000%, 06/01/36	476,445	509,469
6.000%, 03/01/37	543,031	577,742
6.000%, 07/01/37	729,810	776,460
6.330%, 03/01/11 (c)	151,939	157,292
6.500%, 06/01/31	255,306	282,077

MSF-136

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association
6.500%, 07/01/31	$130,805	$144,522
6.500%, 08/01/31	81,186	89,699
6.500%, 09/01/31	363,832	401,983
6.500%, 02/01/32	201,136	222,227
6.500%, 07/01/32	594,847	657,725
6.500%, 08/01/32	557,144	615,565
6.500%, 01/01/33	242,159	267,552
6.500%, 04/01/34	394,119	434,085
6.500%, 06/01/34	180,082	197,840
6.500%, 08/01/34	223,803	245,872
6.500%, 04/01/36	297,917	323,757
6.500%, 05/01/36	448,656	487,570
6.500%, 02/01/37	1,325,057	1,437,914
6.500%, 05/01/37	748,878	812,661
6.500%, 07/01/37	618,373	671,041
7.500%, 10/01/29	81,625	92,364
7.500%, 02/01/30	43,598	49,294
7.500%, 11/01/31	153,863	174,262
7.500%, 02/01/32	41,084	46,537
Government National Mortgage Association
4.500%, 07/20/33	102,383	104,332
4.500%, 09/15/33	465,081	475,323
4.500%, 09/20/33	55,533	56,590
4.500%, 12/20/34	56,269	57,236
4.500%, 03/20/35	265,199	269,366
5.000%, 07/20/33	194,866	203,627
5.000%, 03/15/34	180,407	188,838
5.000%, 06/15/34	307,108	321,460
5.000%, 12/15/34	179,467	187,854
5.000%, 06/15/35	68,379	71,446
5.000%, 05/15/39	3,176,858	3,314,463
5.000%, 09/15/39	3,979,105	4,145,169
5.500%, 11/15/32	420,613	448,595
5.500%, 08/15/33	1,779,110	1,896,912
5.500%, 12/15/33	748,360	797,645
5.500%, 09/15/34	699,966	745,548
5.500%, 10/15/35	207,781	221,052
6.000%, 12/15/28	149,600	162,279
6.000%, 12/15/31	148,703	161,307
6.000%, 03/15/32	4,375	4,745
6.000%, 10/15/32	533,791	579,034
6.000%, 01/15/33	108,780	117,727
6.000%, 02/15/33	5,873	6,356
6.000%, 04/15/33	569,075	615,885
6.000%, 08/15/33	4,484	4,853
6.000%, 07/15/34	430,836	464,661
6.000%, 09/15/34	313,688	338,315
6.000%, 01/20/35	186,111	200,391
6.000%, 02/20/35	97,078	104,527
6.000%, 04/20/35	146,986	158,264
6.000%, 01/15/38	790,486	845,628

		175,124,909

Food & Staples Retailing—0.2%
CVS Caremark Corp.
6.125%, 08/15/16	1,080,000	1,190,825

Security Description	Par Amount	Value

Food & Staples Retailing—(Continued)
Wal-Mart Stores, Inc.
5.250%, 09/01/35	$1,830,000	$1,748,412

		2,939,237

Foreign Government—0.2%
Egypt Government AID Bonds
4.450%, 09/15/15	1,903,000	2,044,583
Peruvian Government International Bond
7.350%, 07/21/25	103,000	119,480

		2,164,063

Government Agency—0.1%
The Financing Corp.
9.650%, 11/02/18	430,000	600,156
U.S. Department of Housing & Urban Development
7.498%, 08/01/11	93,000	93,533

		693,689

Health Care Equipment & Supplies—0.2%
CareFusion Corp.
6.375%, 08/01/19	1,110,000	1,213,844
Hospira, Inc.
5.550%, 03/30/12	530,000	563,642
6.050%, 03/30/17 (c)	979,000	1,051,516

		2,829,002

Health Care Providers & Services—0.1%
Cardinal Health, Inc.
5.800%, 10/15/16	793,000	835,466

Hotels, Restaurants & Leisure—0.1%
Wyndham Worldwide Corp.
6.000%, 12/01/16	1,077,000	1,066,924

Household Durables—0.1%
Fortune Brands, Inc.
5.125%, 01/15/11	1,396,000	1,435,998

Insurance—0.5%
Chubb Corp.
6.375%, 03/29/67 (c)	2,110,000	2,123,187
ING Groep NV
5.775%, 12/29/49 (c)	1,250,000	1,064,375
Irish Life & Permanent Group Holdings plc (144A)
3.600%, 01/14/13	1,500,000	1,496,843
The Allstate Corp.
5.550%, 05/09/35	1,236,000	1,186,958

		5,871,363

Machinery—0.2%
Atlas Copco AB (144A)
5.600%, 05/22/17	910,000	943,281
Kennametal, Inc.
7.200%, 06/15/12	1,284,000	1,355,250

		2,298,531

MSF-137

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Media—0.3%
Cox Communications, Inc.
4.625%, 06/01/13	$1,058,000	$1,118,617
Hearst-Argyle Television, Inc. 7.500%, 11/15/27	200,000	149,193
News America Holdings, Inc. 8.500%, 02/23/25	722,000	855,649
Time Warner Entertainment Co., L.P. 8.375%, 07/15/33	1,240,000	1,493,462

		3,616,921

Metals & Mining—0.2%
ArcelorMittal 6.125%, 06/01/18	1,727,000	1,812,844
Vale Overseas, Ltd. 6.875%, 11/10/39	550,000	569,881

		2,382,725

Multi-Utilities—0.1%
CenterPoint Energy Resources Corp. 7.875%, 04/01/13	1,293,000	1,480,560

Oil, Gas & Consumable Fuels—0.8%
Anadarko Petroleum Corp. 6.450%, 09/15/36	1,330,000	1,355,456
Devon OEI Operating, Inc. 7.250%, 10/01/11	1,111,000	1,202,439
Enterprise Products Operating, LLC 6.500%, 01/31/19	908,000	1,003,392
Hess Corp. 8.125%, 02/15/19	300,000	365,685
Husky Energy, Inc. 5.900%, 06/15/14	771,000	839,065
7.250%, 12/15/19	787,000	911,582
Pemex Project Funding Master Trust 9.125%, 10/13/10	35,000	36,704
Petroleos Mexicanos 8.000%, 05/03/19	759,000	889,927
Ras Laffan Liquefied Natural Gas Co., Ltd. III (144A) 5.832%, 09/30/16	970,000	1,034,874
Valero Energy Corp. 6.875%, 04/15/12	2,023,000	2,192,278

		9,831,402

Pharmaceuticals—0.3%
Allergan, Inc. 5.750%, 04/01/16	1,430,000	1,594,938
Pfizer, Inc. 7.200%, 03/15/39	540,000	658,577
Roche Holdings, Inc. (144A) 6.000%, 03/01/19	1,760,000	1,944,560

		4,198,075

Real Estate Investment Trusts—0.3%
Boston Properties, Inc. 5.000%, 06/01/15	200,000	204,979
HRPT Properties Trust 6.250%, 08/15/16	1,776,000	1,776,348

Security Description	Par Amount	Value

Real Estate Investment Trusts—(Continued)
Simon Property Group, L.P. 5.875%, 03/01/17 (a)	$1,328,000	$1,372,119
Vornado Realty, L.P. 4.750%, 12/01/10 (a)	530,000	539,762

		3,893,208

Real Estate Management & Development—0.0%
WEA Finance, LLC (144A) 6.750%, 09/02/19	363,000	387,351

Road & Rail—0.0%
CSX Corp. 6.750%, 03/15/11	92,000	96,786
Norfolk Southern Corp. 7.050%, 05/01/37	360,000	416,852

		513,638

Software—0.1%
Adobe Systems, Inc. 3.250%, 02/01/15	327,000	328,297
4.750%, 02/01/20	773,000	759,271

		1,087,568

Specialty Retail—0.1%
Home Depot, Inc. 5.875%, 12/16/36	504,000	489,095
Limited Brands, Inc. 5.250%, 11/01/14	1,028,000	1,028,000

		1,517,095

Tobacco—0.1%
Philip Morris International, Inc. 4.875%, 05/16/13	826,000	887,216

U.S. Treasury—10.4%
U.S. Treasury Bonds 4.500%, 02/15/36	293,000	286,179
5.000%, 05/15/37 (a)	3,912,000	4,119,215
5.375%, 02/15/31 (a)	8,090,000	8,949,562
6.250%, 08/15/23 (a)	1,251,000	1,503,350
8.500%, 02/15/20	1,104,000	1,526,970
U.S. Treasury Notes 0.875%, 02/28/11 (a)	7,654,000	7,685,397
1.500%, 10/31/10 (a)	11,093,000	11,170,130
1.500%, 12/31/13 (a)	3,886,000	3,814,350
1.875%, 04/30/14	17,828,000	17,612,121
2.000%, 11/30/13	2,098,000	2,101,606
2.625%, 02/29/16	800,000	786,249
2.750%, 10/31/13	6,744,000	6,939,468
3.125%, 09/30/13	10,194,000	10,629,630
3.500%, 05/31/13 (a)	3,900,000	4,121,204
3.750%, 11/15/18 (a)	26,611,000	26,812,658
3.875%, 02/15/13	5,448,000	5,813,610
4.125%, 08/31/12 (a)	7,209,000	7,704,619
4.125%, 05/15/15	125,000	134,434
4.500%, 04/30/12 (a)	3,651,000	3,911,134
4.750%, 08/15/17	2,444,000	2,673,316
5.125%, 06/30/11	764,000	807,452

		129,102,654

MSF-138

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Wireless Telecommunication Services—0.2%
Crown Castle Towers, LLC (144A) 6.113%, 01/15/20	$711,000	$743,735
Rogers Communications, Inc. 6.800%, 08/15/18	1,483,000	1,686,985

		2,430,720

Yankee—0.2%
Petro-Canada 6.050%, 05/15/18	1,664,000	1,791,487
StatoilHydro ASA 7.750%, 06/15/23	100,000	124,299

		1,915,786

Total Fixed Income (Identified Cost $460,173,963)		472,757,704

Fixed Income—Municipal—0.5%

Government Agency—0.5%
California Educational Facilities Authority 5.000%, 03/15/39	730,000	832,616
Massachusetts Health & Educational Facilities Authority 5.500%, 06/01/30	735,000	848,712
5.500%, 07/01/32	2,145,000	2,597,938
Metropolitan Transportation Authority 7.336%, 11/15/39	1,075,000	1,219,050
New Jersey State Turnpike Authority 7.414%, 01/01/40	1,050,000	1,222,652

Total Fixed Income—Municipal (Identified Cost $6,449,349)		6,720,968

Short Term Investments—7.8%

Commercial Paper—1.7%
General Electric Capital Corp. 0.030%, 04/01/10	20,726,000	20,726,000

Mutual Funds – 6.1%
State Street Navigator Securities Lending Prime Portfolio (f)	76,372,294	76,372,294

Total Short Term Investments (Identified Cost $97,098,294)		97,098,294

Total Investments—105.8% (Identified Cost $1,207,074,632) (g)		1,314,709,683
Liabilities in excess of other assets		(72,571,290)

Net Assets—100.0%		$1,242,138,393

(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $76,441,673 and the collateral received consisted of cash in the amount of $76,372,294 and non-cash collateral with a value of $1,999,635. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2010.
(d)	Security was valued in good faith under procedures established by the Board of Directors.
(e)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The par amount shown reflects the notional amount of the security.
(f)	Represents investment of cash collateral received from securities lending transactions.
(g)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $1,207,070,290 and the composition of unrealized appreciation and depreciation of investment securities was $136,300,268 and $(28,660,875), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2010, the market value of 144A securities was $38,194,097, which is 3.1% of total net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound

Credit Quality Composition as of March 31, 2010	Percentage of Fixed Income Value
AAA/Government	70.9%
AA	3.0%
A	8.9%
BBB	13.7%
BB	0.8%
B	0.2%
CCC	0.2%
Not Rated/Other	2.3%

MSF-139

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$54,364,403	$—	$—	$54,364,403
Air Freight & Logistics	2,505,549	—	—	2,505,549
Auto Components	2,922,914	—	—	2,922,914
Beverages	10,486,691	9,946,462	—	20,433,153
Capital Markets	54,749,950	—	—	54,749,950
Chemicals	15,900,768	—	—	15,900,768
Commercial Banks	22,536,294	—	—	22,536,294
Communications Equipment	4,585,285	—	—	4,585,285
Computers & Peripherals	18,050,473	—	—	18,050,473
Construction & Engineering	2,076,206	—	—	2,076,206
Diversified Consumer Services	2,059,344	—	—	2,059,344
Diversified Financial Services	37,770,970	1,576,262	—	39,347,232
Diversified Telecommunication Services	23,936,961	—	—	23,936,961
Electric Utilities	13,819,285	—	—	13,819,285
Electrical Equipment	767,789	—	—	767,789
Electronic Equipment, Instruments & Components	2,926,620	—	—	2,926,620
Energy Equipment & Services	5,691,195	—	—	5,691,195
Food & Staples Retailing	18,236,280	—	—	18,236,280
Food Products	14,685,525	15,047,861	—	29,733,386
Health Care Equipment & Supplies	18,261,251	—	—	18,261,251
Health Care Providers & Services	3,023,805	—	—	3,023,805
Hotels, Restaurants & Leisure	930,934	—	—	930,934
Household Durables	3,370,751	—	—	3,370,751
Household Products	14,757,452	—	—	14,757,452
Independent Power Producers & Energy Traders	1,864,489	—	—	1,864,489
Industrial Conglomerates	10,803,935	—	—	10,803,935
Insurance	38,101,763	—	—	38,101,763
Internet Software & Services	1,842,783	—	—	1,842,783
IT Services	13,418,577	—	—	13,418,577
Leisure Equipment & Products	3,150,827	—	—	3,150,827
Life Sciences Tools & Services	5,597,824	—	—	5,597,824
Machinery	10,583,690	—	—	10,583,690
Media	20,609,044	—	—	20,609,044
Metals & Mining	1,890,355	—	—	1,890,355
Multi-Utilities	20,868,904	—	—	20,868,904
Multiline Retail	6,188,879	—	—	6,188,879
Oil, Gas & Consumable Fuels	94,317,247	—	—	94,317,247
Pharmaceuticals	48,243,549	3,216,104	—	51,459,653
Professional Services	2,193,157	—	—	2,193,157
Road & Rail	1,804,976	—	—	1,804,976
Semiconductors & Semiconductor Equipment	8,471,043	—	—	8,471,043
Software	9,395,090	—	—	9,395,090
Specialty Retail	13,686,197	—	—	13,686,197
Textiles, Apparel & Luxury Goods	11,375,595	—	—	11,375,595
Tobacco	22,298,960	—	—	22,298,960
Trading Companies & Distributors	2,768,953	—	—	2,768,953
Wireless Telecommunication Services	—	10,453,496	—	10,453,496

Total Common Stock	697,892,532	40,240,185	—	738,132,717

MSF-140

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

VALUATION INPUTS—(Continued)

Description	Level 1	Level 2	Level 3	Total
Fixed Income
Aerospace & Defense	$—	$1,786,845	$—	$1,786,845
Asset Backed	—	10,198,569	1,544,000	11,742,569
Beverages	—	3,619,550	—	3,619,550
Capital Markets	—	6,109,529	—	6,109,529
Collateralized-Mortgage Obligation	—	626,719	—	626,719
Commercial Banks	—	18,591,915	—	18,591,915
Commercial Mortgage-Backed Securities	—	26,153,312	—	26,153,312
Commercial Services & Supplies	—	2,989,333	—	2,989,333
Construction & Engineering	—	258,750	—	258,750
Consumer Finance	—	2,382,442	—	2,382,442
Diversified Financial Services	—	24,065,257	—	24,065,257
Diversified Telecommunication Services	—	4,591,177	—	4,591,177
Electric Utilities	—	7,827,471	—	7,827,471
Electronic Equipment, Instruments & Components	—	1,523,758	—	1,523,758
Energy Equipment & Services	—	1,984,976	—	1,984,976
Federal Agencies	—	175,124,909	—	175,124,909
Food & Staples Retailing	—	2,939,237	—	2,939,237
Foreign Government	—	2,164,063	—	2,164,063
Government Agency	—	693,689	—	693,689
Health Care Equipment & Supplies	—	2,829,002	—	2,829,002
Health Care Providers & Services	—	835,466	—	835,466
Hotels, Restaurants & Leisure	—	1,066,924	—	1,066,924
Household Durables	—	1,435,998	—	1,435,998
Insurance	—	5,871,363	—	5,871,363
Machinery	—	2,298,531	—	2,298,531
Media	—	3,616,921	—	3,616,921
Metals & Mining	—	2,382,725	—	2,382,725
Multi-Utilities	—	1,480,560	—	1,480,560
Oil, Gas & Consumable Fuels	—	9,831,402	—	9,831,402
Pharmaceuticals	—	4,198,075	—	4,198,075
Real Estate Investment Trusts	—	3,893,208	—	3,893,208
Real Estate Management & Development	—	387,351	—	387,351
Road & Rail	—	513,638	—	513,638
Software	—	1,087,568	—	1,087,568
Specialty Retail	—	1,517,095	—	1,517,095
Tobacco	—	887,216	—	887,216
U.S. Treasury	—	129,102,654	—	129,102,654
Wireless Telecommunication Services	—	2,430,720	—	2,430,720
Yankee	—	1,915,786	—	1,915,786

Total Fixed Income	—	471,213,704	1,544,000	472,757,704

Fixed Income—Municipal
Government Agency	—	6,720,968	—	6,720,968

Short Term Investments
Commercial Paper	—	20,726,000	—	20,726,000
Mutual Funds	76,372,294	—	—	76,372,294

Total Short Term Investments	76,372,294	20,726,000	—	97,098,294

Total Investments	$774,264,826	$538,900,857	$1,544,000	$1,314,709,683

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Fixed Income
Balance as of December 31, 2009	$1,360,000
Transfers In (Out) of Level 3	0
Accrued discounts/premiums	0
Realized Gain (Loss)	0
Change in unrealized appreciation (depreciation)	184,000
Net Purchases (Sales)	0

Balance as of March 31, 2010	$1,544,000

MSF-141

Metropolitan Series Fund, Inc.

MFS Value Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—98.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—9.5%
Honeywell International, Inc.	389,500	$17,632,665
Lockheed Martin Corp.	1,125,910	93,698,230
Northrop Grumman Corp.	768,490	50,389,890
United Technologies Corp.	660,530	48,621,613

		210,342,398

Auto Components—0.3%
Johnson Controls, Inc.	235,490	7,768,815

Beverages—2.3%
Diageo plc (GBP)	1,690,000	28,430,661
PepsiCo, Inc.	345,960	22,888,714

		51,319,375

Capital Markets—7.4%
Northern Trust Corp.	154,500	8,537,670
State Street Corp.	672,790	30,369,741
The Bank of New York Mellon Corp.	2,153,096	66,487,604
The Goldman Sachs Group, Inc.	336,470	57,411,876

		162,806,891

Chemicals—1.8%
Air Products & Chemicals, Inc.	251,368	18,588,664
PPG Industries, Inc.	337,600	22,079,040

		40,667,704

Commercial Banks—3.5%
PNC Financial Services Group, Inc.	409,460	24,444,762
Regions Financial Corp. (a)	884,710	6,944,973
Wells Fargo & Co.	1,461,140	45,470,677

		76,860,412

Communications Equipment—0.3%
Cisco Systems, Inc. (b)	257,860	6,712,096

Computers & Peripherals—1.9%
Hewlett-Packard Co.	147,760	7,853,444
International Business Machines Corp.	269,860	34,609,545

		42,462,989

Diversified Consumer Services—0.2%
Apollo Group, Inc. (Class A) (a) (b)	59,590	3,652,271

Diversified Financial Services—3.9%
Bank of America Corp.	1,395,100	24,902,535
JPMorgan Chase & Co.	1,357,460	60,746,335

		85,648,870

Diversified Telecommunication Services—3.2%
AT&T, Inc.	2,734,570	70,661,289

Electric Utilities—1.4%
Entergy Corp.	107,530	8,747,565
FPL Group, Inc.	231,560	11,191,295
PPL Corp.	372,720	10,328,071

		30,266,931

Security Description	Shares	Value

Energy Equipment & Services—0.8%
National Oilwell Varco, Inc.	412,290	$16,730,728

Food & Staples Retailing—2.0%
CVS Caremark Corp.	575,598	21,043,863
The Kroger Co.	414,100	8,969,406
Wal-Mart Stores, Inc.	257,740	14,330,344

		44,343,613

Food Products—3.6%
Campbell Soup Co.	125,340	4,430,769
General Mills, Inc.	173,870	12,308,257
Kellogg Co.	397,360	21,230,945
Nestle S.A. (CHF)	628,970	32,224,742
The J. M. Smucker Co.	150,980	9,098,055

		79,292,768

Health Care Equipment & Supplies—2.9%
Becton, Dickinson & Co.	258,430	20,346,194
Medtronic, Inc.	687,280	30,948,218
St. Jude Medical, Inc. (b)	323,560	13,282,138

		64,576,550

Household Durables—0.9%
Pulte Homes, Inc. (a) (b)	733,590	8,252,887
Stanley Black & Decker, Inc.	189,402	10,873,569

		19,126,456

Household Products—1.3%
Kimberly-Clark Corp.	108,070	6,795,442
Procter & Gamble Co.	343,205	21,714,580

		28,510,022

Industrial Conglomerates—1.0%
3M Co.	271,070	22,653,320

Insurance—7.0%
AON Corp.	437,680	18,693,313
Prudential Financial, Inc.	646,410	39,107,805
The Allstate Corp.	1,065,360	34,421,782
The Chubb Corp.	507,180	26,297,283
The Travelers Cos., Inc.	648,360	34,972,538

		153,492,721

IT Services—2.6%
Accenture plc	1,046,010	43,880,120
Mastercard, Inc.	6,400	1,625,600
The Western Union Co.	743,040	12,601,958

		58,107,678

Leisure Equipment & Products—0.4%
Hasbro, Inc. (a)	250,960	9,606,749

Life Sciences Tools & Services—0.8%
Thermo Fisher Scientific, Inc. (b)	153,740	7,908,386
Waters Corp. (b)	161,310	10,894,877

		18,803,263

MSF-142

Metropolitan Series Fund, Inc.

MFS Value Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—1.2%
Danaher Corp. (a)	141,170	$11,280,895
Eaton Corp.	188,520	14,284,160

		25,565,055

Media—2.7%
Omnicom Group, Inc.	631,570	24,511,232
The Walt Disney Co.	1,034,571	36,116,873

		60,628,105

Multi-Utilities—2.8%
Dominion Resources, Inc.	703,834	28,934,616
PG&E Corp.	460,460	19,532,713
Public Service Enterprise Group, Inc.	470,510	13,889,455

		62,356,784

Oil, Gas & Consumable Fuels—11.9%
Apache Corp.	321,060	32,587,590
Chevron Corp.	609,554	46,222,480
ConocoPhillips	195,797	10,018,932
Devon Energy Corp.	345,460	22,257,988
EOG Resources, Inc.	197,360	18,342,638
Exxon Mobil Corp. (a)	629,200	42,143,816
Hess Corp.	466,560	29,183,328
Occidental Petroleum Corp.	189,700	16,037,238
Total S.A. (ADR)	780,530	45,286,351

		262,080,361

Pharmaceuticals—8.0%
Abbott Laboratories	846,310	44,583,611
GlaxoSmithKline plc (GBP)	497,820	9,557,850
Johnson & Johnson	982,600	64,065,520
Merck & Co., Inc.	287,360	10,732,896
Pfizer, Inc.	2,323,149	39,842,005
Roche Holding AG (CHF)	47,520	7,722,426

		176,504,308

Professional Services—0.6%
Dun & Bradstreet Corp.	173,490	12,911,126

Road & Rail—0.5%
Canadian National Railway Co.	174,890	10,596,585

Semiconductors & Semiconductor Equipment —1.5%
Intel Corp.	1,457,340	32,440,388

Software—1.5%
Oracle Corp.	1,254,230	32,221,169

Specialty Retail—2.3%
Advance Auto Parts, Inc.	267,420	11,210,246
Home Depot, Inc.	263,380	8,520,343
Staples, Inc.	354,700	8,296,433
The Sherwin-Williams Co. (a)	323,110	21,868,085

		49,895,107

Textiles, Apparel & Luxury Goods—1.5%
Nike, Inc. (a)	455,360	33,468,960

Security Description	Shares	Value

Tobacco—3.4%
Altria Group, Inc.	227,290	$4,663,991
Lorillard, Inc.	41,220	3,101,393
Philip Morris International, Inc.	1,283,490	66,946,838

		74,712,222

Trading Companies & Distributors—0.2%
W.W. Grainger, Inc. (a)	40,740	4,404,809

Wireless Telecommunication Services—1.6%
Vodafone Group plc (GBP)	14,875,585	34,436,286

Total Common Stock (Identified Cost $1,856,809,639)		2,176,635,174

Short Term Investments—3.1%
Security Description	Shares/Par Amount	Value

Commercial Paper—1.2%
General Electric Capital Corp. 0.030%, 04/01/10	$26,722,000	26,722,000

Mutual Funds—1.9%
State Street Navigator Securities Lending Prime Portfolio (c)	41,489,525	41,489,525

Total Short Term Investments (Identified Cost $68,211,525)		68,211,525

Total Investments—101.8% (Identified Cost $1,925,021,164) (d)		2,244,846,699
Liabilities in excess of other assets		(39,918,236)

Net Assets—100.0%		$2,204,928,463

(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $40,273,873 and the collateral received consisted of cash in the amount of $41,489,525. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $1,925,021,164 and the composition of unrealized appreciation and depreciation of investment securities was $336,055,843 and $(16,230,308), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CHF)—	Swiss Franc
(GBP)—	British Pound

MSF-143

Metropolitan Series Fund, Inc.

MFS Value Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$210,342,398	$—	$—	$210,342,398
Auto Components	7,768,815	—	—	7,768,815
Beverages	22,888,714	28,430,661	—	51,319,375
Capital Markets	162,806,891	—	—	162,806,891
Chemicals	40,667,704	—	—	40,667,704
Commercial Banks	76,860,412	—	—	76,860,412
Communications Equipment	6,712,096	—	—	6,712,096
Computers & Peripherals	42,462,989	—	—	42,462,989
Diversified Consumer Services	3,652,271	—	—	3,652,271
Diversified Financial Services	85,648,870	—	—	85,648,870
Diversified Telecommunication Services	70,661,289	—	—	70,661,289
Electric Utilities	30,266,931	—	—	30,266,931
Energy Equipment & Services	16,730,728	—	—	16,730,728
Food & Staples Retailing	44,343,613	—	—	44,343,613
Food Products	47,068,026	32,224,742	—	79,292,768
Health Care Equipment & Supplies	64,576,550	—	—	64,576,550
Household Durables	19,126,456	—	—	19,126,456
Household Products	28,510,022	—	—	28,510,022
Industrial Conglomerates	22,653,320	—	—	22,653,320
Insurance	153,492,721	—	—	153,492,721
IT Services	58,107,678	—	—	58,107,678
Leisure Equipment & Products	9,606,749	—	—	9,606,749
Life Sciences Tools & Services	18,803,263	—	—	18,803,263
Machinery	25,565,055	—	—	25,565,055
Media	60,628,105	—	—	60,628,105
Multi-Utilities	62,356,784	—	—	62,356,784
Oil, Gas & Consumable Fuels	262,080,361	—	—	262,080,361
Pharmaceuticals	159,224,032	17,280,276	—	176,504,308
Professional Services	12,911,126	—	—	12,911,126
Road & Rail	10,596,585	—	—	10,596,585
Semiconductors & Semiconductor Equipment	32,440,388	—	—	32,440,388
Software	32,221,169	—	—	32,221,169
Specialty Retail	49,895,107	—	—	49,895,107
Textiles, Apparel & Luxury Goods	33,468,960	—	—	33,468,960
Tobacco	74,712,222	—	—	74,712,222
Trading Companies & Distributors	4,404,809	—	—	4,404,809
Wireless Telecommunication Services	—	34,436,286	—	34,436,286

Total Common Stock	2,064,263,209	112,371,965	—	2,176,635,174

Short Term Investments
Commercial Paper	—	26,722,000	—	26,722,000
Mutual Funds	41,489,525	—	—	41,489,525

Total Short Term Investments	41,489,525	26,722,000	—	68,211,525

Total Investments	$2,105,752,734	$139,093,965	$—	$2,244,846,699

MSF-144

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—96.6% of Net Assets

Security Description	Shares	Value

Australia—8.4%
AGL Energy, Ltd.	27,513	$379,213
Alumina, Ltd.	143,169	224,867
Amcor, Ltd.	82,560	483,489
AMP, Ltd.	133,697	767,175
Aristocrat Leisure, Ltd. (a)	26,879	111,607
Arrow Energy, Ltd. (a) (b)	40,449	186,296
Asciano Group	176,800	306,854
ASX, Ltd.	11,184	347,935
Australia & New Zealand Banking Group, Ltd.	166,503	3,866,748
AXA Asia Pacific Holdings, Ltd.	68,772	398,524
Bendigo Bank, Ltd.	23,062	211,380
BGP Holdings plc (c)	713,624	0
BHP Billiton, Ltd.	222,924	8,946,175
Billabong International, Ltd. (a)	13,968	144,119
BlueScope Steel, Ltd.	108,435	288,736
Boral, Ltd.	33,631	172,860
Brambles, Ltd.	89,667	604,934
CFS Retail Property Trust (REIT) (a)	95,649	164,387
Coca-Cola Amatil, Ltd.	42,510	438,393
Cochlear, Ltd.	4,633	309,435
Commonwealth Bank of Australia	101,948	5,258,014
Computershare, Ltd.	29,681	340,578
Crown, Ltd.	29,464	220,925
CSL, Ltd.	38,661	1,291,833
CSR, Ltd. (a)	108,743	164,180
DB RREEF Trust (REIT)	280,990	208,766
Fairfax Media, Ltd.	150,980	248,984
Fortescue Metals Group, Ltd. (b)	82,630	370,281
Foster’s Group, Ltd.	131,472	636,930
Goodman Fielder, Ltd. (a)	86,233	112,864
Goodman Group (REIT)	413,385	248,069
GPT Group (REIT)	731,430	385,460
Harvey Norman Holdings, Ltd. (a)	35,397	117,385
Incitec Pivot, Ltd.	104,676	332,289
Insurance Australia Group, Ltd.	133,405	474,190
Leighton Holdings, Ltd. (a)	9,786	349,663
Lend Lease Corp., Ltd.	37,629	299,119
Macquarie Group, Ltd.	21,716	939,108
Macquarie Infrastructure Group	183,237	188,049
MAp Group	50,188	142,037
Metcash, Ltd.	49,589	188,300
Mirvac Group (REIT)	174,584	235,874
National Australia Bank, Ltd.	139,317	3,511,998
Newcrest Mining, Ltd.	34,150	1,029,186
OneSteel, Ltd.	95,679	341,643
Orica, Ltd.	24,272	595,660
Origin Energy, Ltd.	62,078	941,549
Oxiana, Ltd.	189,734	198,788
Paladin Energy, Ltd. (a) (b)	39,416	142,507
Qantas Airways, Ltd.	98,431	256,105
QBE Insurance Group, Ltd.	71,109	1,357,180
Rio Tinto, Ltd.	28,998	2,078,892
Santos, Ltd.	55,596	746,591
Sims Group, Ltd.	9,738	191,849
Sonic Healthcare, Ltd.	24,290	319,599
Stockland (REIT)	170,116	621,923
Suncorp-Metway, Ltd.	85,502	668,956
TABCORP Holdings, Ltd. (a)	39,512	249,964
Tattersall’s, Ltd.	76,330	172,197

Security Description	Shares	Value

Australia—(Continued)
Telstra Corp., Ltd.	286,849	$786,534
Toll Holdings, Ltd.	41,980	285,385
Transurban Group	86,903	402,598
Wesfarmers, Ltd.	66,995	1,951,293
Wesfarmers, Ltd. (Price Protected Shares) (b)	11,090	323,867
Westfield Group (REIT)	138,333	1,528,924
Westpac Banking Corp.	195,530	4,986,523
Woodside Petroleum, Ltd.	36,229	1,556,813
Woolworths, Ltd.	81,071	2,081,424
WorleyParsoms, Ltd.	10,634	247,805

		58,681,778

Austria—0.3%
Erste Bank der oesterreichischen Sparkassen AG	12,016	505,285
Immoeast AG (b)	27,192	149,510
OMV AG	11,840	445,418
Raiffeisen International Bank Holding AG (a)	3,451	164,209
Telekom Austria AG	18,174	254,647
Verbund-Oesterreichische Elektrizitaetswirtschafts AG (Class A) (a)	5,457	217,205
Voestalpine AG	7,335	297,779
Wiener Staedtische Versicherung AG	2,911	153,917

		2,187,970

Belgium—0.9%
Anheuser-Busch InBev NV	47,387	2,393,279
Anheuser-Busch InBev NV (VVPR Strip) (b)	17,553	167
Belgacom S.A.	10,680	418,244
Colruyt S.A.	1,086	267,873
Delhaize Group	6,756	544,362
Dexia S.A.	32,440	193,669
Fortis	137,599	490,269
Fortis Bank S.A. (b)	5	271
Groupe Bruxelles Lambert S.A.	5,116	452,660
KBC Groep NV	10,239	496,253
Mobistar S.A.	1,944	119,765
Nationale A Portefeuille	2,443	128,215
Solvay S.A.	4,497	462,709
UCB S.A.	6,793	291,714
Umicore S.A.	7,299	255,005

		6,514,455

Bermuda—0.4%
Cheung Kong Infrastructure Holdings, Ltd. (HKD)	33,000	126,978
Esprit Holdings, Ltd. (HKD)	77,978	613,774
Kerry Properties, Ltd. (HKD)	46,500	248,975
Li & Fung, Ltd. (HKD)	150,800	738,613
Noble Group, Ltd. (SGD)	130,000	283,718
NWS Holdings, Ltd. (HKD)	62,000	123,405
Orient Overseas International, Ltd. (HKD)	16,500	121,985
SeaDrill, Ltd. (NOK) (a)	18,268	427,355
Shangri-La Asia, Ltd. (HKD) (a)	101,114	197,390
Yue Yuen Industrial Holdings, Ltd. (HKD) (a)	50,500	174,790

		3,056,983

Cayman Islands—0.1%
ASM Pacific Technology, Ltd. (HKD) (a)	14,200	133,914
Foxconn International Holdings, Ltd. (HKD) (a) (b)	152,000	160,242
Sands China, Ltd. (HKD) (a) (b)	130,800	207,068

		501,224

MSF-145

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Cyprus—0.0%
Bank of Cyprus Public Co., Ltd.	52,716	$334,335

Denmark—0.9%
AP Moller-Maersk A/S (Series A)	35	254,676
AP Moller-Maersk A/S (Series B)	87	663,165
Carlsberg A/S (Class B) (a)	7,030	591,500
Coloplast A/S	1,846	203,575
Danske Bank A/S	29,850	736,410
DSV A/S (a)	12,153	217,806
Novo Nordisk A/S (a)	28,996	2,253,179
Novozymes A/S (Series B) (a)	3,213	355,989
Topdanmark A/S (a) (b)	1,150	150,064
TrygVesta A/S	1,756	116,102
Vestas Wind Systems A/S (b)	13,387	732,736
William Demant Holding (b)	1,624	115,103

		6,390,305

Finland—1.2%
Elisa Oyj	9,437	195,068
Fortum Oyj (a)	29,587	725,471
Kesko Oyj (a)	4,472	176,448
Kone Oyj	10,280	425,913
Metso Oyj (a)	8,217	265,314
Neste Oil Oyj (a)	7,224	126,061
Nokia Oyj	248,617	3,873,321
Nokian Renkaat Oyj (a)	7,322	190,337
Orion Oyj (Series B) (a)	5,820	128,934
Outokumpu Oyj (a)	11,436	251,849
Pohjola Bank plc (a)	9,006	101,501
Rautaruukki Oyj (a)	5,366	116,310
Sampo Oyj	27,863	741,160
Sanoma Oyj (a)	5,245	116,452
Stora Enso Oyj (a)	40,497	309,498
UPM-Kymmene Oyj (a)	32,997	439,178
Wartsila Oyj (a)	5,341	271,280

		8,454,095

France—9.8%
Accor S.A.	9,539	528,018
Aeroports de Paris	2,209	182,073
Air France-KLM	7,711	122,263
Air Liquide S.A.	16,679	2,003,329
Alcatel-Lucent	146,253	461,828
Alstom (a)	14,355	897,886
Atos Origin S.A.	3,177	159,624
AXA S.A.	111,933	2,491,560
BioMerieux	921	105,896
BNP Paribas	62,920	4,835,711
Bouygues (a)	15,053	759,012
Bureau Veritas S.A. (b)	4,290	228,176
Cap Gemini S.A. (a)	9,755	481,840
Carrefour S.A.	42,165	2,038,012
Casino Guichard-Perrachon S.A. (b)	4,291	363,597
Christian Dior S.A.	4,271	455,959
Cie de Saint-Gobain	25,062	1,204,433
Cie Generale d’Optique Essilor International S.A.	13,981	893,553
Cie Generale de Geophysique-Veritas (b)	8,270	234,609
CNP Assurances	2,630	248,633

Security Description	Shares	Value

France—(Continued)
Compagnie Générale des Etablissements Michelin (Class B)	9,437	$695,661
Credit Agricole S.A. (a)	60,620	1,061,884
Dassault Systemes S.A. (a)	4,077	241,825
EDF S.A.	15,693	858,548
Eiffage S.A. (a)	2,346	121,658
Eramet	363	125,339
Eurazeo	1,829	127,212
Eutelsat Communications	5,527	196,690
Fonciere Des Regions (a)	1,625	179,429
France Telecom S.A.	123,181	2,955,440
Gaz de France S.A.	82,586	3,198,695
Gecina S.A. (REIT)	1,319	146,153
Groupe Danone	36,549	2,207,339
Groupe Eurotunnel S.A.	31,166	318,387
Hermes International	3,409	474,740
ICADE	2,071	231,302
Imerys S.A. (b)	2,253	139,243
JC Decaux S.A. (a)	4,428	123,865
Klepierre (REIT)	5,150	202,450
L’Oreal S.A.	15,817	1,664,835
Lafarge S.A.	13,215	929,984
Lagardere S.C.A. (a)	8,303	336,941
Legrand S.A. (a)	5,988	189,304
lliad S.A. (a)	1,063	109,727
LVMH Moet Hennessy Louis Vuitton S.A.	16,180	1,891,850
M6-Metropole Television	4,289	111,001
Natixis	61,277	330,781
Neopost S.A.	1,997	159,962
Pernod-Ricard S.A. (a)	13,104	1,113,743
Peugoet S.A.	11,483	339,304
Pinault-Printemps-Redoute S.A.	4,886	650,890
Publicis Groupe (a)	7,880	338,025
Renault S.A.	11,630	547,090
Safran S.A.	14,320	374,241
Sanofi-Aventis S.A.	69,932	5,230,534
Schneider Electric S.A.	15,429	1,810,356
Scor SE	11,686	295,587
Societe Des Autoroutes Paris-Rhin-Rhone	1,469	105,867
Societe Television Francaise 1	8,156	151,376
Société BIC S.A.	1,753	134,391
Société Générale	41,784	2,629,673
Sodexho Alliance S.A.	5,937	355,731
Suez Environnement S.A.	16,270	374,631
Technip S.A.	7,627	620,247
Thales S.A.	6,811	273,648
Total S.A. (a)	140,271	8,161,113
Unibail-Rodamco (REIT)	6,069	1,231,012
Vallourec S.A.	3,983	805,690
Veolia Environnement	28,009	975,591
Vinci S.A.	29,383	1,736,447
Vivendi	81,666	2,192,159

		68,473,603

Germany—7.2%
Adidas AG (a)	13,649	730,134
Allianz SE	29,839	3,749,684
BASF AG (a)	61,036	3,794,232
Bayer AG	54,953	3,724,663

MSF-146

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Bayerische Motoren Werke AG (a)	22,590	$1,043,055
Beiersdorf AG	5,572	333,477
Celesio AG (a)	5,284	169,255
Commerzbank AG (a)	47,713	409,649
Daimler AG	59,444	2,804,434
Deutsche Bank AG (a)	38,893	2,998,502
Deutsche Boerse AG (a)	12,893	957,690
Deutsche Lufthansa AG (a)	17,782	295,571
Deutsche Post AG	56,379	978,116
Deutsche Postbank AG (a)	5,103	163,928
Deutsche Telekom AG	192,618	2,616,455
E.ON AG (a)	126,301	4,672,818
Fraport AG Frankfurt Airport Services (a)	2,305	121,418
Fresenius Medical Care AG (a)	13,746	777,083
Fresenius SE	1,898	141,597
GEA Group AG (a)	10,696	248,451
Hannover Rueckversicherung AG (a)	3,778	186,982
HeidelbergCement AG (a)	9,200	514,400
Henkel AG & Co. KGaA	9,848	456,912
Hochtief AG (a)	2,679	225,220
Infineon Technologies AG (b)	73,323	510,313
K&S AG	11,021	670,420
Linde AG	10,046	1,198,875
MAN AG (a)	6,698	561,871
Merck KGaA (a)	4,173	338,620
Metro AG (a)	7,039	418,351
Müenchener Rüeckversicherungs AG (a)	13,502	2,195,576
Puma AG Rudolf Dassler Sport (a)	354	112,394
RWE AG (a)	28,442	2,525,604
Salzgitter AG	2,440	226,462
SAP AG (a)	56,543	2,744,446
Siemens AG	54,660	5,486,150
ThyssenKrupp AG	22,242	766,408
TUI AG	9,510	107,204
United Internet AG (a)	8,781	133,350
Volkswagen AG (a)	1,842	178,324
Wacker Chemie AG (a)	978	145,880

		50,433,974

Greece—0.4%
Alpha Bank A.E.	30,854	295,341
Coca-Cola Hellenic Bottling Co. S.A.	13,179	353,959
EFG Eurobank Ergasias S.A.	22,006	202,934
Hellenic Telecommunications Organization S.A.	17,555	219,083
National Bank of Greece S.A.	40,080	811,861
OPAP S.A.	15,100	344,289
Piraeus Bank S.A.	20,149	176,763
Public Power Corp. S.A.	12,775	226,350

		2,630,580

Hong Kong—1.9%
Bank of East Asia, Ltd.	101,720	376,689
BOC Hong Kong Holdings, Ltd.	253,965	604,740
Cathay Pacific Airways, Ltd.	87,000	182,726
Cheung Kong Holdings, Ltd.	93,000	1,196,087
CLP Holdings, Ltd.	144,877	1,034,294
Hang Lung Group, Ltd.	60,000	316,995
Hang Lung Properties, Ltd.	130,000	521,547

Security Description	Shares	Value

Hong Kong—(Continued)
Hang Seng Bank, Ltd. (a)	49,400	$689,212
Henderson Land Development Co., Ltd. (a)	73,000	514,463
Hong Kong & China Gas Co. (a)	257,195	641,113
Hong Kong Electric Holdings	93,049	551,294
Hong Kong Exchanges & Clearing, Ltd. (a)	67,500	1,124,511
Hopewell Holdings	50,000	148,269
Hutchison Whampoa, Ltd.	139,000	1,014,935
Hysan Development Co., Ltd.	45,000	129,609
MTR Corp. (a)	95,000	357,635
New World Development, Ltd. (a)	174,354	340,076
Sino Land Co. (a)	120,000	235,612
Sun Hung Kai Properties, Ltd.	94,000	1,410,172
Swire Pacific, Ltd.	53,817	648,779
The Link (REIT)	148,141	363,686
Wharf Holdings, Ltd.	95,433	540,960
Wheelock & Co., Ltd.	68,000	199,615
Wing Hang Bank, Ltd.	13,500	123,060

		13,266,079

Ireland—0.2%
CRH plc	48,724	1,217,902
Elan Corp. plc	32,780	247,894
Kerry Group plc	9,378	292,520

		1,758,316

Italy—3.0%
A2A S.p.A.	83,970	157,667
Assicuraziono Generali S.p.A.	76,609	1,840,788
Atlantia S.p.A.	16,870	394,842
Banca Carige S.p.A.	49,591	135,814
Banca Monte dei Paschi di Siena S.p.A. (a)	158,272	234,583
Banca Popolare di Milano Scarl	27,586	171,831
Banco Popolare Scarl (a)	42,175	293,602
Enel S.p.A.	439,857	2,461,257
Eni S.p.A.	173,523	4,082,435
Fiat S.p.A.	53,237	695,562
Finmeccanica S.p.A. (b)	28,782	384,282
Intesa Sanpaolo S.p.A.	505,200	1,883,291
Intesa Sanpaolo S.p.A.- RNC	59,735	179,047
Luxottica Group S.p.A.	9,343	250,546
Mediaset S.p.A.	51,298	442,032
Mediobanca S.p.A.	33,548	360,888
Parmalat S.p.A.	110,301	303,365
Pirelli & C. S.p.A.	199,653	123,107
Prysmian S.p.A.	8,255	162,287
Saipem S.p.A.	19,578	760,031
Snam Rete Gas S.p.A.	90,475	459,102
Telecom Italia S.p.A.	676,598	977,067
Telecom Italia S.p.A.-RNC	396,854	448,786
Terna Rete Elettrica Nazionale S.p.A.	92,170	399,828
UniCredit S.p.A.	1,092,861	3,231,510
Unione di Banche Italiane SCPA	40,784	550,937

		21,384,487

Japan—21.5%
Advantest Corp. (a)	11,800	293,558
Aeon Co., Ltd. (a)	49,500	560,395
Aeon Mall Co., Ltd.	6,200	130,864

MSF-147

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Aioi Insurance Co., Ltd. (a)	32,000	$165,069
Air Water, Inc. (a)	10,000	114,545
Aisin Seiki Co., Ltd.	15,400	461,724
Ajinomoto Co., Inc.	51,000	505,608
Alfresa Holdings Corp. (a)	2,800	120,790
All Nippon Airways Co., Ltd. (a)	59,000	168,631
Amada Co., Ltd.	27,000	226,665
Asahi Breweries, Ltd. (a)	29,600	553,809
Asahi Glass Co., Ltd.	72,000	808,098
Asahi Kasei Corp.	98,000	527,075
Astellas Pharma, Inc.	29,500	1,068,975
Benesse Corp.	5,000	216,367
Bridgestone Corp.	40,900	698,898
Brother Industries, Ltd. (a)	16,400	197,346
Canon, Inc.	71,200	3,293,270
Casio Computer Co., Ltd. (a)	18,100	139,349
Central Japan Railway Co.	100	762,130
Chubu Electric Power Co., Inc. (a)	44,700	1,118,127
Chugai Pharmaceutical Co., Ltd.	15,100	283,828
Chuo Mitsui Trust Holdings, Inc.	60,262	225,497
Citizen Holdings Co., Ltd.	22,600	154,651
Credit Saison Co., Ltd. (a)	10,500	163,046
Dai Nippon Printing Co., Ltd. (a)	40,000	538,770
Daicel Chemical Industries, Ltd. (a)	20,000	136,930
Daihatsu Motor Co., Ltd.	14,000	133,836
Daiichi Sankyo Co., Ltd.	44,700	837,856
Daikin Industries, Ltd. (a)	16,800	688,169
Daito Trust Construction Co., Ltd.	5,000	241,376
Daiwa House Industry Co., Ltd.	33,000	372,721
Daiwa Securities Group, Inc.	110,000	579,467
Dena Co., Ltd.	19	140,563
Denki Kagaku Kogyo K.K.	35,000	150,661
Denso Corp.	33,200	990,015
Dentsu, Inc. (a)	12,700	334,138
Dowa Holdings Co., Ltd.	19,000	114,564
East Japan Railway Co.	22,500	1,564,795
Eisai Co., Ltd. (a)	16,600	591,745
Electric Power Development Co., Ltd. (a)	8,800	289,695
Elpida Memory, Inc. (b)	12,800	250,734
FamilyMart Co., Ltd. (a)	4,300	136,711
Fanuc, Ltd.	12,800	1,359,619
Fast Retailing Co., Ltd.	3,100	538,721
Fuji Electric Holdings Co., Ltd.	42,000	114,679
Fuji Heavy Industries, Ltd. (a)	42,000	216,438
FUJIFILM Holdings Corp.	32,600	1,124,025
Fujitsu, Ltd.	125,000	815,497
Fukuoka Financial Group, Inc. (a)	53,000	224,340
GS Yuasa Corp. (a)	22,000	148,661
Hankyu Hanshin Holdings, Inc.	76,000	352,237
Hirose Electric Co., Ltd. (a)	2,200	253,010
Hisamitsu Pharmaceutical Co., Inc. (a)	4,700	174,695
Hitachi Chemical Co., Ltd.	7,300	157,871
Hitachi Construction Machinary Co., Ltd. (a)	6,400	151,402
Hitachi Metals, Ltd. (a)	12,000	126,309
Hitachi, Ltd.	300,000	1,118,876
Hokkaido Electric Power Co., Inc. (a)	15,300	293,769
Hokuhoku Financial Group, Inc.	76,000	166,780
Hokuriku Electric Power Co. (a)	12,000	263,963
Honda Motor Co., Ltd.	111,900	3,955,508

Security Description	Shares	Value

Japan—(Continued)
Hoya Corp.	30,100	$824,899
Ibiden Co., Ltd.	8,100	279,281
Idemitsu Kosan Co., Ltd.	1,600	120,867
Ihi Corp. (a)	99,000	181,276
Inpex Holdings, Inc.	53	389,279
Isetan Mitsukoshi Holdings, Ltd. (a)	22,400	240,535
Isuzu Motors, Ltd.	84,000	227,595
Itochu Corp. (a)	106,000	929,675
J Front Retailing Co., Ltd.	30,000	176,659
Japan Real Estate Investment Corp. (REIT)	33	281,379
Japan Retail Fund Investment Corp. (REIT) (a)	96	113,042
Japan Tobacco, Inc.	317	1,175,589
JFE Holdings, Inc.	32,700	1,311,988
JGC Corp.	13,000	232,194
JS Group Corp.	16,900	344,307
JSR Corp. (a)	11,300	236,312
JTEKT Corp.	12,600	148,970
Jupiter Telecommunications Co., Ltd. (a) (b)	191	220,823
Kajima Corp. (a)	59,000	144,670
Kamigumi Co., Ltd.	17,000	136,479
Kaneka Corp.	20,000	129,757
Kansai Paint Co., Ltd.	15,000	122,360
Kao Corp.	36,000	911,194
Kawasaki Heavy Industries, Ltd. (a)	96,000	265,191
Kawasaki Kisen Kaisha, Ltd. (a)	41,000	162,961
KDDI Corp.	194	1,004,433
Keihin Electric Express Railway Co., Ltd. (a)	36,000	295,935
Keio Corp. (a)	45,000	303,976
Keisei Electric Railway Co., Ltd. (a)	19,000	115,726
Keyence Corp.	3,000	714,837
Kikkoman Corp.	11,000	128,833
Kintetsu Corp. (a)	121,120	377,259
Kirin Holdings Co., Ltd.	56,000	823,971
Kobe Steel, Ltd.	177,000	379,085
Komatsu, Ltd. (a)	63,200	1,326,517
Konami Corp.	8,300	160,013
Konica Minolta Holdings, Inc.	37,000	432,223
Kubota Corp.	81,000	738,911
Kuraray Co., Ltd.	24,500	328,596
Kurita Water Industries, Ltd. (a)	7,100	201,051
Kyocera Corp. (a)	11,100	1,084,188
Kyowa Hakko Kogyo Co., Ltd.	20,000	206,394
Kyushu Electric Power Co., Inc. (a)	25,500	555,409
Lawson, Inc.	4,900	209,097
Mabuchi Motor Co., Ltd.	2,100	120,956
Makita Corp.	9,500	311,523
Marubeni Corp.	112,000	696,859
Marui Group Co., Ltd. (a)	16,400	118,692
Matsushita Electric Industrial Co., Ltd.	129,800	1,992,440
Matsushita Electric Works, Ltd.	24,000	303,213
Mazda Motor Corp. (a)	103,000	290,107
Mediceo Paltac Holdings Co., Ltd. (a)	11,100	131,530
MEIJI Holdings Co., Ltd. (a)	5,100	198,176
Minebea Co., Ltd. (a)	25,000	152,307
Mitsubishi Chemical Holdings Corp. (a)	88,000	450,305
Mitsubishi Corp.	87,500	2,295,891
Mitsubishi Electric Corp.	126,000	1,158,853
Mitsubishi Estate Co., Ltd.	78,000	1,277,611
Mitsubishi Gas & Chemical Co., Inc. (a)	26,000	156,739

MSF-148

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Mitsubishi Heavy Industries, Ltd. (a)	204,000	$841,065
Mitsubishi Materials Corp. (a)	79,000	227,562
Mitsubishi Motors Corp. (a) (b)	237,000	322,225
Mitsubishi Tanabe Pharma Corp. (a)	15,000	211,719
Mitsubishi UFJ Financial Group, Inc.	838,388	4,377,313
Mitsubishi UFJ Lease & Finance Co., Ltd. (a)	4,150	151,073
Mitsui & Co., Ltd.	114,917	1,930,493
Mitsui Chemicals, Inc.	57,000	172,739
Mitsui Engineering & Shipbuilding Co., Ltd. (a)	50,000	124,740
Mitsui Fudosan Co., Ltd.	56,000	951,601
Mitsui Mining & Smelting Co., Ltd. (a)	42,000	125,948
Mitsui OSK Lines, Ltd.	75,000	536,247
Mitsui Sumitomo Insurance Group	28,100	777,890
Mitsumi Electric Co., Ltd. (a)	6,100	133,662
Mizuho Financial Group, Inc. (a)	945,800	1,873,372
Murata Manufacturing Co., Ltd.	14,100	801,572
Namco Bandai Holdings, Inc. (a)	12,500	121,608
NEC Corp.	172,000	517,486
NGK Insulators, Ltd. (a)	17,000	347,150
NGK Spark Plug Co., Ltd.	10,000	135,990
Nidec Corp.	7,100	761,838
Nikon Corp.	23,000	502,733
Nintendo Co., Ltd. (a)	6,600	2,205,109
Nippon Building Fund, Inc. (REIT)	35	301,192
Nippon Electric Glass Co., Ltd.	23,000	322,441
Nippon Express Co., Ltd.	59,000	253,905
Nippon Meat Packers, Inc. (a)	14,000	177,307
Nippon Mining Holdings, Inc.	67,000	313,345
Nippon Oil Corp.	90,000	453,660
Nippon Paper Group, Inc. (a)	6,300	161,694
Nippon Sheet Glass Co., Ltd. (a)	70,000	206,917
Nippon Steel Corp.	343,000	1,347,883
Nippon Telephone & Telegraph Corp.	34,400	1,449,369
Nippon Yusen K.K.	101,000	397,498
NIPPONKOA Insurance Co., Ltd.	44,000	276,413
Nissan Chemical Industries, Ltd.	10,000	140,070
Nissan Motor Co., Ltd. (a)	165,600	1,420,536
Nisshin Seifun Group, Inc.	13,000	167,814
Nissin Food Products Co., Ltd. (a)	4,700	158,053
Nitori Co., Ltd. (a)	2,650	201,313
Nitto Denko Corp.	10,700	413,798
NOK Corp. (a)	8,300	125,046
Nomura Holdings, Inc.	247,200	1,814,117
Nomura Real Estate Office Fund, Inc. (REIT)	20	112,225
Nomura Research Institute, Ltd. (a)	6,200	141,273
NSK, Ltd. (a)	30,000	237,115
NTN Corp.	47,000	212,370
NTT Data Corp. (a)	80	266,802
NTT DoCoMo, Inc. (a)	1,041	1,584,009
Obayashi Corp. (a)	39,000	172,387
Odakyu Electric Railway Co., Ltd. (a)	40,000	333,097
OJI Paper Co., Ltd. (a)	68,000	298,441
Olympus Corp. (a)	16,000	513,998
Omron Corp.	13,600	315,956
Ono Pharmaceutical Co., Ltd.	6,400	284,964
Oracle Corp. Japan (a)	2,800	129,733
Oriental Land Co., Ltd. (a)	3,400	237,251
ORIX Corp. (a)	7,060	625,062
Osaka Gas Co., Ltd.	148,000	530,671

Security Description	Shares	Value

Japan—(Continued)
Rakuten, Inc. (a)	495	$357,686
Resona Holdings, Inc. (a)	32,900	414,740
Ricoh Co., Ltd. (a)	45,000	700,109
Rinnai Corp.	2,800	147,158
Rohm Co., Ltd.	6,700	500,658
Sankyo Co., Ltd.	3,600	178,236
Santen Pharmaceutical Co., Ltd. (a)	5,500	164,969
Sanyo Electric Co., Ltd. (a)	110,000	176,598
SBI Holdings, Inc. (a)	1,149	227,021
Secom Co., Ltd.	13,500	589,088
Sega Sammy Holdings, Inc.	13,400	162,382
Seiko Epson Corp.	8,600	132,992
Sekisui Chemical Co., Ltd.	27,000	183,277
Sekisui House, Ltd.	35,000	348,672
Seven & I Holdings Co., Ltd.	52,900	1,279,343
Sharp Corp. (a)	65,000	813,610
Shikoku Electric Power Co., Inc. (a)	11,700	331,724
Shimadzu Corp. (a)	18,000	144,333
Shimamura Co., Ltd.	1,400	124,072
Shimano, Inc. (a)	4,000	177,056
Shimizu Corp. (a)	37,000	154,519
Shin-Etsu Chemical Co., Ltd.	27,200	1,581,469
Shinko Securities Co., Ltd. (a)	37,000	117,086
Shionogi & Co., Ltd. (a)	19,000	361,305
Shiseido Co., Ltd. (a)	24,000	521,593
Showa Denko K.K.	129,000	291,455
SMC Corp.	3,700	502,709
Softbank Corp. (a)	50,900	1,255,049
Sojitz Corp.	113,600	220,158
Sompo Japan Insurance, Inc.	60,000	421,233
Sony Corp.	66,500	2,548,918
Sony Financial Holdings, Inc.	64	210,092
Stanley Electric Co., Ltd. (a)	11,800	229,047
Sumco Corp. (a)	8,200	173,556
Sumitomo Chemical Co., Ltd.	121,000	592,077
Sumitomo Corp. (a)	76,600	881,648
Sumitomo Electric Industries, Ltd.	48,434	594,373
Sumitomo Heavy Industries, Ltd.	39,000	233,916
Sumitomo Metal Industries, Ltd.	239,000	724,274
Sumitomo Metal Mining Co., Ltd.	34,000	502,779
Sumitomo Mitsui Financial Group, Inc.	86,100	2,833,872
Sumitomo Realty & Development Co., Ltd. (a)	25,000	476,251
Suruga Bank, Ltd.	17,000	151,747
Suzuken Co., Ltd. (a)	5,574	196,201
Suzuki Motor Corp. (a)	22,700	499,938
Sysmex Corp. (a)	2,000	117,045
T&D Holdings, Inc. (a)	18,950	447,278
Taisei Corp. (a)	69,000	152,192
Taisho Pharmaceutical Co., Ltd.	10,000	181,790
Taiyo Nippon Sanso Corp. (a)	18,000	176,157
Takashimaya Co., Ltd. (a)	30,000	246,394
Takeda Pharmaceutical Co., Ltd. (a)	49,600	2,183,631
TDK Corp. (a)	7,600	506,240
Teijin, Ltd.	66,000	221,879
Terumo Corp.	12,700	675,644
The 77 Bank, Ltd. (a)	20,000	114,326
The Bank of Kyoto, Ltd.	22,000	202,775
The Bank of Yokohama, Ltd.	83,000	405,607
The Chiba Bank, Ltd. (a)	64,000	381,894

MSF-149

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
The Chugoku Bank, Ltd. (a)	12,000	$161,996
The Chugoku Electric Power Co., Inc. (a)	18,300	363,922
The Furukawa Electric Co., Ltd. (a)	57,000	296,637
The Gunma Bank, Ltd.	26,000	143,891
The Hachijuni Bank, Ltd.	30,000	170,380
The Hiroshima Bank, Ltd. (a)	38,000	160,103
The Iyo Bank, Ltd. (a)	17,000	161,348
The Japan Steel Works, Ltd. (a)	21,000	239,575
The Joyo Bank, Ltd. (a)	54,000	241,059
The Kansai Electric Power Co., Inc.	50,800	1,164,607
The Nishi-Nippon Bank, Ltd.	52,000	153,625
The Shizuoka Bank, Ltd. (a)	41,000	357,708
The Sumitomo Trust & Banking Co., Ltd.	91,000	532,142
The Tokyo Electric Power Co., Inc.	80,100	2,133,240
THK Co., Ltd.	7,700	167,365
Tobu Railway Co., Ltd. (a)	52,000	288,878
Toho Co., Ltd. (a)	6,367	102,641
Toho Gas Co., Ltd. (a)	31,000	168,835
Tohoku Electric Power Co., Inc.	29,800	629,340
Tokio Marine Holdings, Inc.	48,000	1,352,873
Tokuyama Corp. (a)	33,000	183,025
Tokyo Electron, Ltd.	11,400	752,559
Tokyo Gas Co., Ltd. (a)	170,000	749,657
Tokyu Corp. (a)	76,000	318,092
Tokyu Land Corp. (a)	29,000	110,246
TonenGeneral Sekiyu K.K. (a)	18,000	152,019
Toppan Printing Co., Ltd. (a)	41,000	370,504
Toray Industries, Inc. (a)	102,000	596,300
Toshiba Corp.	265,000	1,370,603
TOTO, Ltd. (a)	19,000	129,409
Toyo Seikan Kaisha, Ltd. (a)	10,200	180,624
Toyo Suisan Kaisha, Ltd.	6,000	155,229
Toyoda Gosei Co., Ltd.	4,700	131,918
Toyota Industries Corp.	12,600	360,209
Toyota Motor Corp.	194,900	7,840,634
Toyota Tsusho Corp.	14,200	222,959
Trend Micro, Inc.	7,000	244,290
Tsumura & Co	3,900	113,190
Ube Industries, Ltd.	68,000	174,475
Unicharm Corp. (a)	3,200	309,306
Ushio, Inc. (a)	8,700	147,742
USS Co., Ltd.	1,730	117,285
West Japan Railway Co.	109	374,951
Yahoo! Japan Corp. (a)	1,158	422,081
Yakult Honsha Co., Ltd. (a)	8,700	234,690
Yamada Denki Co., Ltd.	5,590	412,888
Yamaguchi Financial Group, Inc.	15,000	163,806
Yamaha Corp.	11,500	147,927
Yamaha Motor Co., Ltd. (a)	13,100	196,499
Yamato Holdings Co., Ltd.	27,000	378,539
Yaskawa Electric Corp. (a)	18,000	164,799
Yokogawa Electric Corp.	16,700	145,568

		151,009,288

Luxembourg—0.6%
ArcelorMittal	56,699	2,496,414
Millicom International Cellular S.A. (SEK) (b)	5,730	514,707
SES S.A.	18,798	474,952
Tenaris S.A.	31,061	668,386

		4,154,459

Security Description	Shares	Value

Mauritius—0.0%
Golden Agri-Resources, Ltd.	492,569	$203,723

Netherlands—2.8%
Aegon NV	102,173	700,069
Akzo Nobel NV	14,996	857,209
ASML Holding NV (a)	30,492	1,087,500
Corio NV (REIT)	3,133	209,747
European Aeronautic Defense & Space Co. NV (a)	27,187	546,909
Fugro NV	4,445	291,329
Heineken Holding NV	6,799	303,203
Heineken NV	16,264	836,493
ING Groep NV	239,203	2,389,374
James Hardie Industries NV (AUD)	30,172	200,519
Koninklijke Ahold NV	80,218	1,071,944
Koninklijke Boskalis Westminster NV	3,508	134,500
Koninklijke DSM NV (a)	10,134	452,067
Koninklijke KPN NV	112,246	1,782,947
Koninklijke Philips Electronics NV (a)	66,563	2,140,876
Koninklijke Vopak NV	2,033	160,175
QIAGEN NV (b)	14,898	343,839
Randstad Holding NV	7,076	337,306
Reed Elsevier NV	48,042	585,567
SBM Offshore NV	10,101	202,665
STMicroelectronics NV	44,693	444,752
TNT NV	24,146	694,286
Unilever NV (a)	107,051	3,247,330
Wolters Kluwer NV	17,885	388,846

		19,409,452

New Zealand—0.1%
Fletcher Building, Ltd.	59,357	351,138
Telecom Corp. of New Zealand, Ltd.	247,043	380,987

		732,125

Norway—0.7%
DnB NOR ASA (a)	59,223	675,747
Norsk Hydro ASA (a)	45,479	346,967
Orkla ASA (a)	54,230	480,014
StatoilHydro ASA (a)	78,299	1,822,740
Telenor ASA	56,038	760,741
Yara International ASA (a)	12,325	535,476

		4,621,685

Portugal—0.3%
Banco Comercial Portugues S.A. (a)	163,646	182,274
Banco Espirito Santo S.A.	39,907	215,899
Cimpor Cimentos de Portugal, SGPS, S.A.	17,988	136,237
Energias de Portugal S.A.	120,505	479,405
Galp Energia, SGPS, S.A. (a)	10,974	191,013
Jeronimo Martins, SGPS, S.A.	16,067	163,175
Portugal Telecom, SGPS, S.A.	39,827	445,725

		1,813,728

Singapore—1.4%
Ascendas Real Estate Investment Trust	106,000	145,521
CapitaLand, Ltd. (b)	174,000	493,052
CapitaMall Trust (REIT)	153,200	193,466
CapitaMalls Asia Ltd. (a) (b)	88,000	141,988

MSF-150

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
City Developments, Ltd. (a)	34,000	$257,382
ComfortDelGro Corp., Ltd.	153,000	170,539
DBS Group Holdings, Ltd.	112,467	1,148,764
Fraser & Neave, Ltd.	70,000	239,283
Genting Singapore plc (a) (b)	337,200	212,883
Jardine Cycle & Carriage, Ltd.	9,000	188,781
Keppel Corp., Ltd.	87,000	566,739
Olam International, Ltd. (a)	90,000	166,311
Oversea-Chinese Banking Corp., Ltd.	170,880	1,062,846
SembCorp Industries, Ltd.	71,000	209,324
SembCorp Marine, Ltd. (a)	63,000	188,499
Singapore Airlines, Ltd.	36,940	402,771
Singapore Exchange, Ltd. (a)	72,000	393,399
Singapore Press Holdings, Ltd. (a)	117,250	319,959
Singapore Technologies Engineering, Ltd.	126,000	287,076
Singapore Telecommunications, Ltd.	529,820	1,204,235
United Overseas Bank, Ltd.	80,392	1,103,330
Wilmar International, Ltd. (a)	87,000	415,924

		9,512,072

Spain—3.8%
Abertis Infraestructuras S.A. (a)	18,578	357,553
Acciona S.A.	1,555	173,036
Acerinox S.A.	12,363	244,069
ACS Actividades de Construccion y Servicios S.A. (a)	9,579	442,235
Banco Bilbao Vizcaya Argentaria S.A. (a)	242,013	3,313,854
Banco de Sabadell S.A. (a)	57,638	318,695
Banco Popular Espanol S.A. (a)	63,680	469,285
Banco Santander S.A.	546,975	7,271,547
Bankinter S.A. (a) (b)	19,806	165,252
Cintra Concesiones de Infraestructuras de Transporte S.A.	31,917	311,391
Criteria Caixacorp S.A. (b)	53,350	264,936
EDP Renovaveis S.A. (a)	14,440	112,926
Enagas S.A.	15,504	341,333
Gamesa Corp. Tecnologica S.A.	10,521	144,678
Gas Natural SDG S.A.	15,186	281,138
Gestevision Telecino S.A.	7,112	111,886
Grifols S.A. (a)	8,240	123,569
Iberdrola Renovables (b)	51,000	212,350
Iberdrola S.A.	241,929	2,052,513
Iberia Lineas Aereas de Espana S.A.	34,902	122,015
Inditex S.A.	14,621	964,405
Indra Sistemas S.A. (a)	8,289	170,074
Mapfre S.A.	48,238	177,178
Red Electrica de Espana	6,962	374,489
Repsol YPF S.A.	49,126	1,165,696
Telefonica S.A.	281,498	6,673,532
Zardoya Otis S.A.	7,611	132,188

		26,491,823

Sweden—2.6%
Alfa Laval AB (a)	26,060	385,182
Assa Abloy AB (Series B)	20,057	394,189
Atlas Copco AB (Series A)	47,555	740,866
Atlas Copco AB (Series B) (a)	26,061	366,877
Electrolux AB (a)	17,118	392,896

Security Description	Shares	Value

Sweden—(Continued)
Getinge AB (Class B) (a)	13,484	$324,585
Hennes & Mauritz AB (Series B)	33,439	2,170,448
Husqvarna AB (Series B) (a)	25,677	187,109
Investor AB	28,200	543,166
Kinnevik Investment AB	14,418	266,051
Lundin Petroleum AB (a) (b)	14,948	127,055
Nordea Bank AB (a)	212,589	2,103,734
Ratos AB	6,774	225,152
Sandvik AB	66,936	840,354
Scania AB	21,772	345,840
Securitas AB (a)	21,462	229,783
Skandinaviska Enskilda Banken AB (Series A)	94,431	606,013
Skanska AB (a)	25,167	459,233
SKF AB	29,555	527,463
SSAB AB (Series A) (a)	11,498	207,616
Svenska Cellulosa AB	41,939	593,678
Svenska Handelsbanken AB (a)	32,448	953,425
Swedbank AB	40,409	415,596
Swedish Match AB	18,278	437,751
Tele2 AB (a)	21,032	352,527
Telefonaktiebolaget LM Ericsson (Class B) (a)	200,509	2,105,854
TeliaSonera AB (a)	149,892	1,068,113
Volvo AB (Series A)	28,429	281,834
Volvo AB (Series B)	69,624	701,246

		18,353,636

Switzerland—7.6%
ABB, Ltd.	149,385	3,266,736
Actelion, Ltd. (b)	6,285	286,015
Adecco S.A.	8,604	489,682
Aryzta AG	4,572	200,777
Baloise Holdings AG	3,194	284,003
Cie Financiere Richemont S.A.	34,383	1,335,221
Credit Suisse Group AG	76,004	3,914,718
GAM Holding, Ltd.	13,088	160,914
Geberit AG	2,512	450,091
Givaudan S.A.	472	414,690
Holcim, Ltd.	16,309	1,215,889
Julius Baer Group, Ltd.	13,088	475,319
Kuehne & Nagel International AG	3,252	329,160
Lindt & Spruengli AG	7	189,913
Lindt & Spruengli AG (Participation Certificate)	55	130,263
Logitech International S.A. (b)	10,725	176,122
Lonza Group AG (a)	2,935	239,980
Nestle S.A.	230,232	11,799,663
Nobel Biocare Holding AG (a)	8,030	214,918
Novartis AG	140,115	7,585,966
Pargesa Holding S.A.	1,694	143,970
Roche Holding AG	46,652	7,583,889
Schindler Holding AG	1,428	124,139
SGS S.A.	358	494,839
Sonova Holding AG (a)	2,955	367,962
Straumann Holding AG	534	133,157
Swatch Group AG (Class A)	3,213	191,583
Swatch Group AG (Class B)	2,093	669,354
Swiss Life Holding	2,159	283,885
Swiss Reinsurance	22,745	1,120,513
Swisscom AG	1,500	548,637
Syngenta AG	6,316	1,758,650

MSF-151

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
UBS AG	236,324	$3,843,474
Zurich Financial Services AG	10,014	2,574,342

		52,998,434

United Kingdom—20.4%
3i Group plc (b)	63,549	280,509
Admiral Group plc	11,691	233,974
AMEC plc	19,703	238,431
Anglo American plc	89,029	3,887,501
Antofagasta plc	24,514	387,268
Associated British Foods plc	22,128	328,191
AstraZeneca plc	97,427	4,347,401
Autonomy Corp. plc (b)	13,555	375,120
Aviva plc	183,800	1,073,414
BAE Systems plc	232,106	1,309,777

Balfour Beatty plc	43,332	192,271
Barclays plc	757,671	4,123,895
BG Group plc	223,783	3,864,344
BHP Billiton plc	148,119	5,072,969
BP plc	1,245,649	11,791,647
British Airways plc (a)	41,370	152,637
British American Tobacco plc	134,237	4,627,488
British Land Co. plc (REIT)	62,096	452,966
British Sky Broadcasting plc	73,950	677,092
BT Group plc	513,648	964,464
Bunzl plc	22,401	244,760
Burberry Group plc	26,876	291,491
Cable & Wireless Worldwide	157,710	220,092
Cairn Energy plc (b)	100,118	632,398
Capita Group plc	39,413	452,638
Carnival plc (a) (b)	11,804	483,766
Centrica plc	336,050	1,497,017
Cobham plc	73,272	285,368
Compass Group plc	121,661	971,380
Diageo plc	164,371	2,762,735
Drax Group	21,005	119,132
Eurasian Natural Resources Corp. (b)	21,266	385,161
Experian Group, Ltd.	72,050	708,029
FirstGroup plc	30,753	167,632
Fresnillo plc	11,783	151,626
G4S plc	83,089	329,781
GlaxoSmithKline plc	344,528	6,608,854
Hammerson plc (REIT) (b)	42,216	251,781
Home Retail Group plc (b)	54,363	223,687
HSBC Holdings plc	1,155,699	11,712,192
ICAP plc	36,213	204,877
Imperial Tobacco Group plc	66,840	2,042,036
Inmarsat plc	28,473	326,715
Intercontinental Hotels Group plc (a)	21,614	337,992
International Power plc	114,599	553,590
Invensys plc	47,928	247,228
Investec plc	26,347	215,304
J. Sainsbury plc	74,987	373,431
Johnson Matthey plc	14,556	385,906
Kazakhmys plc	13,920	323,047
Kingfisher plc	152,400	496,057
Land Securities Group plc (REIT)	56,400	579,358
Legal & General Group plc	436,393	581,962
Liberty International plc (REIT)	30,011	229,122

Security Description	Shares	Value

United Kingdom—(Continued)
Lloyds Banking Group plc	2,532,466	$2,413,307
London Stock Exchange Group plc	9,645	103,877
Lonmin plc	11,828	366,087
Man Group plc	108,024	396,124
Marks & Spencer Group plc	115,336	647,990
National Grid plc	170,423	1,659,350
Next plc	13,648	448,338
Old Mutual plc	385,579	715,983
Pearson plc	53,871	846,233
Petrofac, Ltd.	13,680	249,660
Prudential plc	164,305	1,362,933
Randgold Resources, Ltd.	5,835	446,959
Reckitt Benckiser Group plc	41,515	2,283,601
Reed Elsevier Plc.	79,515	635,917
Resolution, Ltd.	165,583	205,865
Rexam plc	57,692	255,976
Rio Tinto plc	91,062	5,391,233
Rolls-Royce Group plc	123,171	1,113,329
Royal Bank of Scotland Group plc (b)	1,125,807	748,722
Royal Dutch Shell plc (Class A)	235,413	6,827,081
Royal Dutch Shell plc (Class B)	180,858	4,985,997
SABMiller plc	61,757	1,811,189
Sage Group, Ltd.	78,702	285,642
Schroders plc	6,754	144,075
Scottish & Southern Energy plc	60,565	1,010,696
Segro plc (REIT)	61,844	299,652
Serco Group plc	34,317	312,502
Severn Trent plc	14,349	260,194
Shire plc	37,281	822,622
Smith & Nephew plc	56,488	563,528
Smiths Group plc	25,680	442,939
Standard Chartered plc	134,327	3,659,086
Standard Life plc	141,054	428,007
Tesco plc	525,424	3,472,629
Thomas Cook Group plc	56,080	229,694
Tomkins plc	54,938	196,924
TUI Travel plc (a)	44,767	204,565
Tullow Oil plc	57,465	1,087,782
Unilever plc	84,407	2,474,848
United Utilities G	48,207	409,134
Vendeta Resources plc (a)	9,571	403,659
Vodafone Group plc	3,492,350	8,077,441
Whitbread plc	14,577	325,473
WM Morrison Supermarkets plc	149,552	666,100
Wolseley plc (b)	18,230	440,711
WPP plc	82,700	856,001
Xstrata plc	126,751	2,406,372

		143,173,531

United States—0.1%
Synthes, Inc. (CHF) (b)	4,471	559,345

Total Common Stock (Identified Cost $674,759,293)		677,101,485

MSF-152

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Exchange Traded Funds—2.4%

Security Description	Shares	Value

United States—2.4%
iShares MSCI EAFE Index Fund	298,000	$16,688,000

Total Exchange Traded Funds (Identified Cost $16,222,524)		16,688,000

Preferred Stock—0.4%

Germany—0.4%
Bayerische Motoren Werke AG	3,505	124,301
Fresenius SE (a)	6,173	466,981
Henkel AG & Co. KGaA (a)	11,897	641,793
Porsche Automobil Holding SE	5,610	343,110
RWE AG	2,982	245,613
Volkswagen AG	9,675	889,366

		2,711,164

Switzerland—0.0%
Schindler Holding AG	3,222	284,473

Total Preferred Stock (Identified Cost $2,760,636)		2,995,637

Rights—0.0%

Germany—0.0%
Volkswagen AG (b)	8,617	5,655

Total Rights (Identified Cost $0)		5,655

Warrants—0.0%

France—0.0%
Fonciere Des Regions (a) (b)	1,625	1,825

Italy—0.0%
Mediobanca S.p.A. (b)	31,951	4,046
Unione di Banche Italiane SCPA (b)	40,784	2,020

		6,066

Mauritius—0.0%
Golden Agri-Resources, Ltd. (b)	28,627	2,560

Total Warrants (Identified Cost $0)		10,451

Short Term Investments—10.3%
Security Description	Shares/Par Amount	Value

United States—10.3%
Federal Home Loan Bank 0.085%, 04/07/10	$375,000	$374,999
State Street Navigator Securities Lending Prime Portfolio (d)	72,162,437	72,162,437

Total Short Term Investments (Identified Cost $72,537,436)		72,537,436

Total Investments—109.7% (Identified Cost $766,279,889) (e)		769,338,664
Liabilities in excess of other assets		(67,995,105)

Net Assets—100.0%		$701,343,559

(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $70,886,073 and the collateral received consisted of cash in the amount of $72,162,437 and non-cash collateral with a value of $2,472,464. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Zero Valued Security.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $766,210,450 and the composition of unrealized appreciation and depreciation of investment securities was $94,348,089 and $(91,219,875), respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests.
(VVPR
Strip)—	The VVPR Strip is a coupon which, if presented along with the corresponding coupon of the share, allows the holder to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company. This strip is quoted seperately from the ordinary share and is freely negotiable.
(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(HKD)—	Hong Kong Dollar
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar

Ten Largest Industries as of March 31, 2010	Percentage of Net Assets
Commercial Banks	13.7%
Oil, Gas & Consumable Fuels	7.7%
Metals & Mining	6.1%
Pharmaceuticals	4.8%
Diversified Telecommunication Services	4.2%
Insurance	4.1%
Food Products	3.4%
Electric Utilities	3.3%
Automobiles	3.1%
Chemicals	3.0%

MSF-153

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$—	$677,101,485	$—	$677,101,485

Total Exchange Traded Funds*	16,688,000	—	—	16,688,000

Total Preferred Stock*	—	2,995,637	—	2,995,637

Total Rights*	—	5,655	—	5,655

Total Warrants*	—	10,451	—	10,451

Short Term Investments*	72,162,437	374,999	—	72,537,436

Total Investments	$88,850,437	$680,488,227	$—	$769,338,664

*	See Schedule of Investments for additional detailed categorizations.

MSF-154

Metropolitan Series Fund, Inc.

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—96.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
Alliant Techsystems, Inc. (a)	71,600	$5,821,080
Teledyne Technologies, Inc. (a)	43,200	1,782,864

		7,603,944

Air Freight & Logistics—0.5%
Forward Air Corp. (b)	95,300	2,506,390

Auto Components—0.7%
Gentex Corp.	164,700	3,198,474

Beverages—0.5%
Boston Beer Co., Inc. (a) (b)	48,772	2,548,825

Capital Markets—0.9%
Eaton Vance Corp.	55,000	1,844,700
Greenhill & Co., Inc.	31,100	2,552,999

		4,397,699

Chemicals—2.0%
Balchem Corp.	118,250	2,914,863
Intrepid Potash, Inc. (a) (b)	187,200	5,677,776
LSB Industries, Inc. (a) (b)	81,252	1,238,280

		9,830,919

Commercial Banks—3.7%
Bank of Hawaii Corp. (b)	77,500	3,483,625
BOK Financial Corp.	56,900	2,983,836
Cullen/Frost Bankers, Inc. (b)	76,600	4,274,280
First Financial Bankshares, Inc. (b)	22,700	1,170,185
Westamerica Bancorp (b)	111,200	6,410,680

		18,322,606

Commercial Services & Supplies—4.6%
Copart, Inc. (a)	145,500	5,179,800
Healthcare Services Group, Inc.	192,579	4,311,844
Knoll, Inc.	57,003	641,284
Ritchie Bros. Auctioneers, Inc. (b)	255,313	5,496,889
Rollins, Inc. (b)	206,162	4,469,592
United Stationers, Inc.	45,100	2,654,135

		22,753,544

Construction & Engineering—0.6%
Layne Christensen Co. (a)	116,321	3,106,934

Construction Materials—0.5%
Eagle Materials, Inc. (b)	96,700	2,566,418

Containers & Packaging—2.7%
Aptargroup, Inc.	332,341	13,077,618

Diversified Consumer Services—1.9%
Capella Education Co. (a) (b)	33,200	3,082,288
Hillenbrand, Inc.	43,600	958,764
Matthews International Corp. (b)	70,400	2,499,200
Strayer Education, Inc. (b)	11,700	2,849,184

		9,389,436

Security Description	Shares	Value

Diversified Financial Services—0.6%
Pico Holdings, Inc. (a) (b)	73,887	$2,747,858

Electronic Equipment, Instruments & Components—1.1%
Trimble Navigation, Ltd. (a)	191,900	5,511,368

Energy Equipment & Services—4.1%
Cameron International Corp. (a)	29,700	1,272,942
CARBO Ceramics, Inc.	103,500	6,452,190
Lufkin Industries, Inc.	37,800	2,991,870
National Oilwell Varco, Inc.	39,500	1,602,910
Natural Gas Services Group, Inc. (a) (b)	126,400	2,005,968
Oceaneering International, Inc. (a)	79,800	5,066,502
Pason Systems, Inc. (CAD)	62,700	704,748

		20,097,130

Food & Staples Retailing—1.4%
Ruddick Corp. (b)	212,700	6,729,828

Food Products—1.6%
Darling International, Inc. (a) (b)	139,000	1,245,440
Flowers Foods, Inc. (b)	68,900	1,704,586
J&J Snack Foods Corp. (b)	47,253	2,054,088
Lancaster Colony Corp. (b)	48,600	2,865,456

		7,869,570

Gas Utilities—1.3%
New Jersey Resources Corp.	72,500	2,723,100
Northwest Natural Gas Co. (b)	27,100	1,262,860
South Jersey Industries, Inc. (b)	53,700	2,254,863

		6,240,823

Health Care Equipment & Supplies—7.4%
Abaxis, Inc. (a) (b)	58,100	1,579,739
American Medical Systems Holdings, Inc. (a) (b)	246,900	4,587,402
DENTSPLY International, Inc.	107,900	3,760,315
Haemonetics Corp. (a) (b)	142,154	8,124,101
IDEXX Laboratories, Inc. (a) (b)	127,600	7,343,380
Immucor, Inc. (a) (b)	144,500	3,235,355
Meridian Bioscience, Inc. (b)	92,700	1,888,299
Sirona Dental Systems, Inc. (a)	75,200	2,859,856
West Pharmaceutical Services, Inc. (b)	26,200	1,099,090
Wright Medical Group, Inc. (a) (b)	99,100	1,761,007

		36,238,544

Health Care Providers & Services—5.2%
AmSurg Corp. (a)	100,842	2,177,179
Henry Schein, Inc. (a) (b)	132,600	7,810,140
Landauer, Inc. (b)	40,290	2,627,714
MWI Veterinary Supply, Inc. (a)	58,269	2,354,067
Patterson Cos., Inc. (a)	168,900	5,244,345
VCA Antech, Inc. (a) (b)	180,100	5,048,203

		25,261,648

Health Care Technology—0.4%
Quality Systems, Inc.	29,538	1,814,815

Household Products—2.7%
Church & Dwight Co., Inc.	196,900	13,182,455

MSF-155

Metropolitan Series Fund, Inc.

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—0.5%
Raven Industries, Inc. (b)	89,549	$2,640,800

Insurance—3.0%
Harleysville Group, Inc. (b)	54,100	1,826,416
HCC Insurance Holdings, Inc. (b)	66,700	1,840,920
RenaissanceRe Holdings, Ltd.	51,600	2,928,816
RLI Corp. (b)	51,470	2,934,819
The Hanover Insurance Group, Inc.	62,900	2,743,069
Validus Holdings, Ltd.	73,700	2,028,961
Zenith National Insurance Corp. (b)	6,497	248,965

		14,551,966

Internet & Catalog Retail—0.5%
PetMed Express, Inc. (b)	113,744	2,521,704

IT Services—2.2%
Forrester Research, Inc. (a) (b)	87,214	2,622,525
Mantech International Corp. (a) (b)	117,546	5,739,771
NCI, Inc. (a) (b)	87,387	2,641,709

		11,004,005

Leisure Equipment & Products—0.3%
Polaris Industries, Inc.	27,649	1,414,523

Life Sciences Tools & Services—4.0%
Charles River Laboratories International, Inc. (a)	76,600	3,011,146
Dionex Corp. (a)	64,816	4,846,940
ICON plc (ADR) (a)	195,000	5,148,000
Pharmaceutical Product Development, Inc.	219,300	5,208,375
Techne Corp.	18,500	1,178,265

		19,392,726

Machinery—13.7%
AG Growth International, Inc.	1,100	40,073
Astec Industries, Inc. (a) (b)	100,900	2,922,064
Badger Meter, Inc. (b)	73,600	2,834,336
Bucyrus International, Inc.	177,400	11,706,626
Chart Industries, Inc. (a) (b)	110,600	2,212,000
CLARCOR, Inc.	247,520	8,536,965
Donaldson Co., Inc.	139,000	6,271,680
Graco, Inc. (b)	82,400	2,636,800
Joy Global, Inc.	64,500	3,650,700
Lincoln Electric Holdings, Inc.	45,900	2,493,747
Nordson Corp. (b)	107,200	7,281,024
Robbins & Myers, Inc. (b)	86,400	2,058,048
Toro Co.	60,500	2,974,785
Valmont Industries, Inc. (b)	61,900	5,127,177
Wabtec Corp. (b)	153,900	6,482,268

		67,228,293

Media—0.7%
Interactive Data Corp. (b)	99,759	3,192,288

Metals & Mining – 2.8%
Compass Minerals International, Inc.	145,700	11,689,511
Major Drilling Group International	88,000	2,218,087

		13,907,598

Security Description	Shares	Value

Office Electronics—0.7%
Zebra Technologies Corp. (Class A) (a) (b)	121,242	$3,588,763

Oil, Gas & Consumable Fuels—11.3%
Alpha Natural Resources, Inc. (a)	97,800	4,879,242
Arena Resources, Inc. (a) (b)	136,600	4,562,440
Brigham Exploration Co. (a)	254,600	4,060,870
Cabot Oil & Gas Corp.	132,600	4,879,680
Carrizo Oil & Gas, Inc. (a) (b)	88,000	2,019,600
Comstock Resources, Inc. (a)	41,500	1,319,700
Concho Resources, Inc. (a) (b)	107,100	5,393,556
Denbury Resources, Inc. (a)	307,600	5,189,212
Petrobank Energy & Resources, Ltd. (a)	126,700	6,910,737
Petrohawk Energy Corp. (a)	94,500	1,916,460
Resolute Energy Corp. (a) (b)	204,070	2,471,288
Southwestern Energy Co. (a)	172,700	7,032,344
St. Mary Land & Exploration Co.	133,200	4,636,692

		55,271,821

Personal Products—1.3%
Alberto-Culver Co.	252,300	6,597,645

Professional Services—0.7%
Exponent, Inc. (a)	111,967	3,193,299

Software—6.3%
ANSYS, Inc. (a)	26,100	1,125,954
Blackbaud, Inc. (b)	213,247	5,371,692
FactSet Research Systems, Inc.	66,400	4,871,768
Jack Henry & Associates, Inc. (b)	73,100	1,758,786
MICROS Systems, Inc. (a)	258,532	8,500,532
Solera Holdings, Inc.	245,300	9,480,845

		31,109,577

Specialty Retail—0.9%
Hibbett Sports, Inc. (a)	94,500	2,417,310
Tractor Supply Co. (a) (b)	38,200	2,217,510

		4,634,820

Thrifts & Mortgage Finance—0.3%
Brookline Bancorp, Inc. (b)	130,100	1,384,264

Trading Companies & Distributors—0.6%
MSC Industrial Direct Co.	53,100	2,693,232

Water Utilities—0.2%
American States Water Co. (b)	34,600	1,200,620

Total Common Stock (Identified Cost $456,991,966)		470,524,790

MSF-156

Metropolitan Series Fund, Inc.

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Short Term Investments—22.2%

Security Description	Shares/Par Amount	Value

Mutual Funds—18.4%
State Street Navigator Securities Lending Prime Portfolio (c)	89,917,611	$89,917,611

Repurchase Agreement—3.8%

Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/10 at 0.000% to be repurchased at $18,752,000 on 04/01/10, collateralized by $19,080,000 Federal National Mortgage Association due 12/17/18 with a value of $19,127,700.

	$18,752,000	18,752,000

Total Short Term Investments (Identified Cost $108,669,611)		108,669,611

Total Investments—118.2% (Identified Cost $565,661,577) (d)		579,194,401
Liabilities in excess of other assets		(89,181,097)

Net Assets—100.0%		$490,013,304

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $87,266,131 and the collateral received consisted of cash in the amount of $89,917,611. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $565,661,577 and the composition of unrealized appreciation and depreciation of investment securities was $24,401,304 and $(10,868,480), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CAD)—	Canadian Dollar

MSF-157

Metropolitan Series Fund, Inc.

Neuberger Berman Genesis Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$7,603,944	$—	$—	$7,603,944
Air Freight & Logistics	2,506,390	—	—	2,506,390
Auto Components	3,198,474	—	—	3,198,474
Beverages	2,548,825	—	—	2,548,825
Capital Markets	4,397,699	—	—	4,397,699
Chemicals	9,830,919	—	—	9,830,919
Commercial Banks	18,322,606	—	—	18,322,606
Commercial Services & Supplies	22,753,544	—	—	22,753,544
Construction & Engineering	3,106,934	—	—	3,106,934
Construction Materials	2,566,418	—	—	2,566,418
Containers & Packaging	13,077,618	—	—	13,077,618
Diversified Consumer Services	9,389,436	—	—	9,389,436
Diversified Financial Services	2,747,858	—	—	2,747,858
Electronic Equipment, Instruments & Components	5,511,368	—	—	5,511,368
Energy Equipment & Services	19,392,382	704,748	—	20,097,130
Food & Staples Retailing	6,729,828	—	—	6,729,828
Food Products	7,869,570	—	—	7,869,570
Gas Utilities	6,240,823	—	—	6,240,823
Health Care Equipment & Supplies	36,238,544	—	—	36,238,544
Health Care Providers & Services	25,261,648	—	—	25,261,648
Health Care Technology	1,814,815	—	—	1,814,815
Household Products	13,182,455	—	—	13,182,455
Industrial Conglomerates	2,640,800	—	—	2,640,800
Insurance	14,551,966	—	—	14,551,966
Internet & Catalog Retail	2,521,704	—	—	2,521,704
IT Services	11,004,005	—	—	11,004,005
Leisure Equipment & Products	1,414,523	—	—	1,414,523
Life Sciences Tools & Services	19,392,726	—	—	19,392,726
Machinery	67,228,293	—	—	67,228,293
Media	3,192,288	—	—	3,192,288
Metals & Mining	13,907,598	—	—	13,907,598
Office Electronics	3,588,763	—	—	3,588,763
Oil, Gas & Consumable Fuels	55,271,821	—	—	55,271,821
Personal Products	6,597,645	—	—	6,597,645
Professional Services	3,193,299	—	—	3,193,299
Software	31,109,577	—	—	31,109,577
Specialty Retail	4,634,820	—	—	4,634,820
Thrifts & Mortgage Finance	1,384,264	—	—	1,384,264
Trading Companies & Distributors	2,693,232	—	—	2,693,232
Water Utilities	1,200,620	—	—	1,200,620

Total Common Stock	469,820,042	704,748	—	470,524,790

Short Term Investments
Mutual Funds	89,917,611	—	—	89,917,611
Repurchase Agreement	—	18,752,000	—	18,752,000

Total Short Term Investments	89,917,611	18,752,000	—	108,669,611

Total Investments	$559,737,653	$19,456,748	$—	$579,194,401

MSF-158

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—97.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.1%
Empresa Brasileira de Aeronautica S.A. (ADR) (a)	299,300	$7,171,228

Auto Components—3.3%
American Axle & Manufacturing Holdings, Inc. (b)	283,600	2,830,328
Lear Corp. (b)	133,500	10,593,225
WABCO Holdings, Inc.	265,400	7,940,768

		21,364,321

Automobiles—1.7%
Harley-Davidson, Inc. (a)	388,300	10,899,581

Beverages—1.6%
Dr. Pepper Snapple Group, Inc. (b)	291,100	10,237,987

Building Products—2.8%
Masco Corp.	463,000	7,185,760
Owens Corning (b)	434,900	11,063,856

		18,249,616

Capital Markets—2.0%
Invesco, Ltd.	465,000	10,188,150
Jefferies Group, Inc. (a)	112,700	2,667,609

		12,855,759

Commercial Banks—8.3%
Comerica, Inc.	210,200	7,996,008
Fifth Third Bancorp	877,700	11,927,943
First Horizon National Corp. (a) (b)	218,139	3,064,849
KeyCorp.	520,200	4,031,550
Regions Financial Corp.	1,285,600	10,091,960
SunTrust Banks, Inc.	366,400	9,815,856
Zions Bancorp (a)	321,800	7,021,676

		53,949,842

Construction & Engineering—1.7%
Chicago Bridge & Iron Co., NV (b)	474,900	11,046,174

Containers & Packaging—1.4%
Temple-Inland, Inc.	430,000	8,784,900

Diversified Financial Services—2.0%
Moody’s Corp. (a)	427,500	12,718,125

Electric Utilities—3.7%
Allegheny Energy, Inc.	210,000	4,830,000
DPL, Inc.	256,500	6,974,235
Entergy Corp.	47,500	3,864,125
NV Energy, Inc.	681,800	8,406,594

		24,074,954

Electronic Equipment, Instruments & Components—2.3%
Anixter International, Inc. (a) (b)	178,100	8,343,985
Avnet, Inc. (b)	218,400	6,552,000

		14,895,985

Security Description	Shares	Value

Energy Equipment & Services—2.7%
National Oilwell Varco, Inc.	125,300	$5,084,674
Noble Corp.	209,000	8,740,380
Oceaneering International, Inc. (b)	53,600	3,403,064

		17,228,118

Food Products—0.4%
The J. M. Smucker Co.	37,900	2,283,854

Health Care Providers & Services—5.9%
Aetna, Inc.	201,300	7,067,643
AmerisourceBergen Corp.	353,700	10,229,004
CIGNA Corp.	152,500	5,578,450
Coventry Health Care, Inc. (b)	250,350	6,188,652
Mednax, Inc. (b)	160,200	9,322,038

		38,385,787

Household Durables—2.9%
KB Home (a)	357,700	5,991,475
Whirlpool Corp. (a)	143,700	12,537,825

		18,529,300

Household Products—1.7%
Energizer Holdings, Inc. (b)	173,700	10,901,412

Independent Power Producers & Energy Traders—1.2%
NRG Energy, Inc. (a) (b)	381,500	7,973,350

Industrial Conglomerates—0.9%
McDermott International, Inc. (b)	216,000	5,814,720

Insurance—9.5%
Assurant, Inc.	290,060	9,972,263
Fidelity National Financial, Inc.	229,700	3,404,154
Lincoln National Corp.	392,797	12,058,868
PartnerRe, Ltd.	85,600	6,824,032
Primerica, Inc. (b)	47,500	712,500
Principal Financial Group, Inc.	420,100	12,271,121
StanCorp Financial Group, Inc.	185,800	8,849,654
W.R. Berkley Corp. (a)	292,850	7,640,456

		61,733,048

IT Services—2.4%
Fidelity National Information Services, Inc.	264,600	6,202,224
Lender Processing Services, Inc.	255,099	9,629,987

		15,832,211

Machinery—6.4%
AGCO Corp. (a) (b)	176,300	6,323,881
Bucyrus International, Inc.	187,300	12,359,927
Ingersoll-Rand plc	253,900	8,853,493
Navistar International Corp. (b)	96,700	4,325,391
Terex Corp. (a)	437,800	9,942,438

		41,805,130

Marine—0.4%
Genco Shipping & Trading, Ltd. (a) (b)	134,800	2,845,628

MSF-159

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Media—2.5%
Cablevision Systems Corp. (Class A) (b)	197,046	$4,756,690
The McGraw-Hill Cos., Inc.	324,400	11,564,860

		16,321,550

Metals & Mining—4.4%
Freeport-McMoRan Copper & Gold, Inc.	41,140	3,436,836
Teck Resources, Ltd. (Class B) (b)	376,800	16,413,408
United States Steel Corp. (a)	140,800	8,943,616

		28,793,860

Multi-Utilities—2.1%
Alliant Energy Corp.	77,600	2,580,976
CMS Energy Corp. (a)	521,500	8,062,390
DTE Energy Co.	67,800	3,023,880

		13,667,246

Multiline Retail—3.6%
J.C. Penney Co., Inc.	373,000	11,999,410
Macy’s, Inc.	516,800	11,250,736

		23,250,146

Oil, Gas & Consumable Fuels—8.7%
Cabot Oil & Gas Corp.	132,000	4,857,600
Denbury Resources, Inc. (b)	275,200	4,642,624
Newfield Exploration Co. (b)	195,900	10,196,595
Noble Energy, Inc.	107,700	7,862,100
Ship Finance International, Ltd. (a)	227,107	4,033,420
Southwestern Energy Co. (b)	173,900	7,081,208
Talisman Energy, Inc.	306,085	5,221,810
Whiting Petroleum Corp. (a) (b)	158,110	12,781,613

		56,676,970

Paper & Forest Products—0.5%
Louisiana-Pacific Corp. (a) (b)	331,400	2,999,170

Personal Products—2.4%
NBTY, Inc. (b)	322,315	15,464,674

Pharmaceuticals—1.5%
Shire plc (ADR)	145,100	9,570,796

Real Estate Investment Trusts—3.9%
Alexandria Real Estate Equities, Inc.	58,300	3,941,080
Annaly Capital Management, Inc.	225,720	3,877,870
Boston Properties, Inc.	66,200	4,994,128
The Macerich Co.	145,863	5,588,011
Vornado Realty Trust	87,343	6,611,865

		25,012,954

Specialty Retail—1.6%
Limited Brands, Inc.	427,200	10,517,664

Total Common Stock (Identified Cost $520,757,278)		631,856,060

Short Term Investments—10.5%
Security Description	Shares/Par Amount	Value

Mutual Funds—7.9%
State Street Navigator Securities Lending Prime Portfolio (c)	51,189,265	$51,189,265

Repurchase Agreement—2.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/10 at 0.000% to be repurchased at $16,686,000 on 04/01/10, collateralized by $16,585,000 Federal Home Loan Mortgage Corp. due 09/14/17 with a value of $17,020,356.	$16,686,000	16,686,000

Total Short Term Investments (Identified Cost $67,875,265)		67,875,265

Total Investments—108.0% (Identified Cost $588,632,543) (d)		699,731,325
Liabilities in excess of other assets		(51,573,748)

Net Assets—100.0%		$648,157,577

(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $55,827,587 and the collateral received consisted of cash in the amount of $51,189,265 and non-cash collateral with a value of $6,234,873. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $588,632,543 and the composition of unrealized appreciation and depreciation of investment securities was $137,772,002 and $(26,673,220), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-160

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$631,856,060	$—	$—	$631,856,060

Short Term Investments
Mutual Funds	51,189,265	—	—	51,189,265
Repurchase Agreement	—	16,686,000	—	16,686,000

Total Short Term Investments	51,189,265	16,686,000	—	67,875,265

Total Investments	$683,045,325	$16,686,000	$—	$699,731,325

*	See Schedule of Investments for additional detailed categorizations.

MSF-161

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—97.5% of Net Assets

Security Description	Shares	Value

Brazil—1.4%
Companhia de Bebidas das Americas (ADR)	53,050	$4,862,563
Empresa Brasileira de Aeronautica S.A. (ADR) (a)	232,710	5,575,732

		10,438,295

Canada—0.7%
Husky Energy, Inc. (b)	180,300	5,171,210

Cayman Islands—1.0%
XL Capital, Ltd. (Class A)	393,410	7,435,449

Finland—0.7%
Fortum Oyj (a)	200,780	4,920,926

France—5.8%
LVMH Moet Hennessy Louis Vuitton S.A.	121,121	14,155,815
Sanofi-Aventis S.A.	59,522	4,449,948
Société Générale	82,886	5,214,110
Technip S.A.	112,540	9,147,984
Total S.A.	160,948	9,359,969

		42,327,826

Germany—6.5%
Allianz SE	78,272	9,831,598
Bayer AG (a)	27,974	1,895,211
Bayerische Motoren Werke AG (a)	61,589	2,842,507
Linde AG (a)	21,596	2,576,092
SAP AG (a)	248,018	12,032,792
Siemens AG	182,406	18,299,721

		47,477,921

India—2.3%
Infosys Technologies, Ltd.	230,326	13,403,595
Wire & Wireless India, Ltd. (b)	547,757	195,823
Zee Telefilms, Ltd.	547,560	3,275,031

		16,874,449

Italy—1.8%
Bulgari S.p.A. (a)	463,000	3,778,717
Lottomatica S.p.A.	61,000	1,165,708
Prysmian S.p.A.	129,400	2,542,773
Tod’s S.p.A.	73,900	5,448,038

		12,935,236

Japan—10.3%
Fanuc, Ltd. (a)	32,100	3,411,129
Hoya Corp.	262,200	7,188,739
KDDI Corp.	1,340	6,940,807
Keyence Corp.	24,400	5,816,495
Kyocera Corp. (a)	41,000	4,006,375
Mitsubishi Tanabe Pharma Corp. (a)	103,000	1,454,426
Murata Manufacturing Co., Ltd.	147,400	8,383,147
Nidec Corp.	42,400	4,551,518
Nintendo Co., Ltd. (a)	15,600	5,214,308
Secom Co., Ltd.	101,400	4,426,601
Sony Corp.	346,328	13,280,299
Sumitomo Mitsui Financial Group, Inc.	177,500	5,844,688
The Dai-ichi Life Insurance Co., Ltd.	2,923	4,523,288

		75,041,820

Security Description	Shares	Value

Mexico—3.3%
Fomento Economico Mexicano S.A. de C.V. (a)	2,039,260	$9,747,146
Grupo Modelo S.A.B. de C.V.	1,000,610	5,936,649
Grupo Televisa S.A. (ADR)	409,070	8,598,651

		24,282,446

Netherlands—3.1%
European Aeronautic Defense & Space Co. NV	356,067	7,159,667
Koninklijke Philips Electronics NV (a)	298,348	9,591,555
TNT NV	190,265	5,468,391

		22,219,613

Norway—0.7%
Tandberg ASA (a)	166,970	4,763,543

Panama—1.7%
Carnival Corp. (b)	314,970	12,246,034

South Korea—0.1%
Shinsegae Co., Ltd.	1,493	706,078

Spain—1.3%
Inditex S.A.	137,690	9,078,034

Sweden—6.7%
Assa Abloy AB (Series B) (a)	558,000	10,955,573
Investor AB (a)	388,225	7,470,161
Telefonaktiebolaget LM Ericsson (Class B) (a)	2,854,896	29,953,486

		48,379,220

Switzerland—7.0%
Basilea Pharmaceutica (b)	7,538	584,640
Credit Suisse Group AG	339,820	17,497,202
Nestle S.A.	141,294	7,239,078
Roche Holding AG	58,179	9,454,608
Transocean, Ltd. (USD) (b)	94,058	8,124,730
UBS AG	501,568	8,154,580

		51,054,838

Taiwan—1.9%
MediaTek, Inc.	403,257	6,991,336
Taiwan Semiconductor Manufacturing Co., Ltd.	3,354,498	6,473,699

		13,465,035

United Kingdom—6.5%
3i Group plc (b)	652,099	2,880,960
Diageo plc	173,602	2,920,485
HSBC Holdings plc (HKD)	979,614	9,957,526
Prudential plc	742,612	6,165,550
Reckitt Benckiser Group plc	69,538	3,828,455
Tesco plc	1,012,539	6,698,020
Unilever plc	288,387	8,463,149
Vodafone Group plc	2,827,501	6,545,533

		47,459,678

United States—34.7%
3M Co.	123,970	10,360,173
Adobe Systems, Inc. (b)	249,570	8,827,291

MSF-162

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United States—(Continued)
Aetna, Inc.	262,900	$9,230,419
Aflac, Inc.	178,400	9,685,336
Altera Corp. (a)	419,230	10,191,481
Amylin Pharmaceuticals, Inc. (a) (b)	193,700	4,356,313
Automatic Data Processing, Inc.	221,110	9,832,762
Colgate-Palmolive Co.	114,100	9,728,166
Corning, Inc.	436,610	8,823,888
Dendreon Corp. (a) (b)	49,700	1,812,559
eBay, Inc. (b)	608,630	16,402,578
Emerson Electric Co.	123,200	6,201,888
Fidelity National Financial, Inc.	243,900	3,614,598
InterMune, Inc. (b)	85,800	3,824,106
Intuit, Inc. (a) (b)	367,620	12,624,071
Juniper Networks, Inc. (b)	515,800	15,824,744
Kraft Foods, Inc.	1	29
Lockheed Martin Corp.	46,980	3,909,676
Maxim Integrated Products, Inc. (a)	345,190	6,693,234
McDonald’s Corp. (a)	165,300	11,028,816
Microsoft Corp.	466,760	13,662,065
Raytheon Co.	114,050	6,514,536
Regeneron Pharmaceuticals, Inc. (a) (b)	52,590	1,393,109
Seattle Genetics, Inc. (a) (b)	193,326	2,308,312
Shuffle Master, Inc. (a) (b)	158,100	1,294,839
SIRIUS XM Radio, Inc. (a) (b)	2,627,260	2,287,030
SLM Corp. (a) (b)	737,900	9,238,508
The Boeing Co.	53,060	3,852,687
The Walt Disney Co.	346,360	12,091,427
Theravance, Inc. (a) (b)	146,880	1,956,442
Tiffany & Co. (a)	223,400	10,609,266
Wal-Mart Stores, Inc.	179,910	10,002,996
WellPoint, Inc. (b)	154,400	9,940,272
Zimmer Holdings, Inc. (b)	57,800	3,421,760

		251,545,377

Total Common Stock (Identified Cost $701,238,407)		707,823,028

Preferred Stock—0.7%

Germany—0.7%
Bayerische Motoren Werke AG	134,383	4,763,625

Total Preferred Stock (Identified Cost $4,115,801)		4,763,625

Fixed Income—Convertible—0.1%
Security Description	Par Amount	Value

United States—0.1%
Theravance, Inc. 3.000%, 01/15/15	$699,000	601,140

Total Fixed Income—Convertible (Identified Cost $699,000)		601,140

Short Term Investments—7.6%
Security Description	Shares/Par Amount	Value

United States—7.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/10 at 0.000% to be repurchased at $13,747,000 on 04/01/10, collateralized by $13,745,000 Federal Home Loan Bank due 09/17/10 with a value of $14,026,773.	$13,747,000	$13,747,000
State Street Navigator Securities Lending Prime Portfolio (c)	41,369,433	41,369,433

Total Short Term Investments (Identified Cost $55,116,433)		55,116,433

Total Investments—105.9% (Identified Cost $761,169,641) (d)		768,304,226
Liabilities in excess of other assets		(42,573,394)

Net Assets—100.0%		$725,730,832

(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $49,206,323 and the collateral received consisted of cash in the amount of $41,369,433 and non-cash collateral with a value of $9,743,560. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $761,173,540 and the composition of unrealized appreciation and depreciation of investment securities was $80,322,192 and $(73,191,506), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(HKD)—	Hong Kong Dollar
(USD)—	United States Dollar

Ten Largest Industries as of March 31, 2010	Percentage of Net Assets
Software	7.3%
Communications Equipment	7.0%
Semiconductors & Semiconductor Equipment	6.0%
Insurance	5.7%
Electronic Equipment, Instruments & Components	4.2%
Industrial Conglomerates	3.9%
Capital Markets	3.9%
Aerospace & Defense	3.7%
Media	3.6%
Hotels, Restaurants & Leisure	3.5%

MSF-163

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$10,438,295	$—	$—	$10,438,295
Canada	—	5,171,210	—	5,171,210
Cayman Islands	7,435,449	—	—	7,435,449
Finland	—	4,920,926	—	4,920,926
France	—	42,327,826	—	42,327,826
Germany	—	47,477,921	—	47,477,921
India	—	16,874,449	—	16,874,449
Italy	—	12,935,236	—	12,935,236
Japan	—	75,041,820	—	75,041,820
Mexico	8,598,651	15,683,795	—	24,282,446
Netherlands	—	22,219,613	—	22,219,613
Norway	—	4,763,543	—	4,763,543
Panama	12,246,034	—	—	12,246,034
South Korea	—	706,078	—	706,078
Spain	—	9,078,034	—	9,078,034
Sweden	—	48,379,220	—	48,379,220
Switzerland	8,124,730	42,930,108	—	51,054,838
Taiwan	—	13,465,035	—	13,465,035
United Kingdom	—	47,459,678	—	47,459,678
United States	251,545,377	—	—	251,545,377

Total Common Stock	298,388,536	409,434,492	—	707,823,028

Total Preferred Stock*	—	4,763,625	—	4,763,625

Total Fixed Income—Convertible*	—	601,140	—	601,140

Short Term Investments
United States	41,369,433	13,747,000	—	55,116,433

Total Investments	$339,757,969	$428,546,257	$—	$768,304,226

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of December 31, 2009	$0
Transfers In (Out) of Level 3	0
Accrued discounts/premiums	0
Realized Gain (Loss)	(1,820,525)
Change in unrealized appreciation (depreciation)	1,829,337
Net Purchases (Sales)	(8,812)

Balance as of March 31, 2010	$0

MSF-164

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—97.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
AAR Corp. (a)	21,887	$543,235
AeroVironment, Inc. (a)	7,419	193,710
American Science & Engineering, Inc.	5,081	380,669
Applied Signal Technology, Inc.	6,551	128,269
Argon, Inc. (a)	7,884	209,793
Ceradyne, Inc. (a)	14,365	325,942
Cubic Corp.	8,851	318,636
Curtiss-Wright Corp.	24,966	868,817
DigitalGlobe, Inc. (a)	8,739	244,255
Ducommun, Inc.	4,409	92,633
DynCorp International, Inc. (a)	15,363	176,521
Esterline Technologies Corp. (a)	16,523	816,732
GenCorp, Inc. (a) (b)	29,383	169,246
HEICO Corp. (Class B) (b)	13,236	682,448
Herley Industries, Inc. (a)	9,374	137,423
Hexcel Corp. (a)	53,901	778,330
Ladish, Inc. (a)	9,684	195,229
LMI Aerospace, Inc. (a) (b)	5,223	97,043
Moog, Inc. (a)	25,242	894,072
Orbital Sciences Corp. (a)	29,768	565,890
Stanley, Inc. (a) (b)	5,973	168,976
Taser International, Inc. (a)	34,479	202,047
Teledyne Technologies, Inc. (a)	19,156	790,568
Triumph Group, Inc. (b)	9,302	651,977

		9,632,461

Air Freight & Logistics—0.3%
Air Transport Services Group, Inc. (a)	33,136	111,668
Atlas Air Worldwide Holdings, Inc. (a)	11,720	621,746
Dynamex, Inc. (a)	6,006	103,303
Forward Air Corp. (b)	16,406	431,478
HUB Group, Inc. (Class A) (a)	20,780	581,424
Pacer International, Inc. (a) ( b)	21,625	130,183

		1,979,802

Airlines—1.0%
Airtran Holdings, Inc. (a) (b)	75,721	384,663
Alaska Air Group, Inc. (a) (b)	20,343	838,742
Allegiant Travel Co. (a) (b)	7,793	450,903
Hawaiian Holdings, Inc. (a)	26,730	197,000
JetBlue Airways Corp. (a) (b)	140,612	784,615
Republic Airways Holdings, Inc. (a) (b)	13,287	78,659
Skywest, Inc. (b)	29,720	424,402
UAL Corp. (a)	89,788	1,755,355
US Airways Group, Inc. (a) (b)	90,516	665,292

		5,579,631

Auto Components—0.9%
American Axle & Manufacturing Holdings, Inc. (a)	31,349	312,863
Amerigon, Inc. (a) (b)	13,640	137,900
ArvinMeritor, Inc. (b)	51,760	690,996
Cooper Tire & Rubber Co.	32,939	626,500
Dana Holding Corp. (a)	75,574	897,819
Dorman Products, Inc. (b)	4,699	89,234
Drew Industries, Inc. (a)	8,953	197,145
Exide Technologies (a)	30,097	173,058
Fuel Systems Solutions, Inc. (a) (b)	7,974	254,849
Modine Manufacturing Co. (a) (b)	26,485	297,691

Security Description	Shares	Value

Auto Components—(Continued)
Spartan Motors, Inc. (b)	19,530	$109,368
Standard Motor Products, Inc. (a) (b)	9,638	95,609
Stoneridge, Inc. (a) (b)	9,171	90,701
Superior Industries International, Inc.	13,180	211,934
Tenneco, Inc. (a)	33,229	785,866
Wonder Auto Technology, Inc. (a) (b)	9,356	98,987

		5,070,520

Automobiles—0.0%
Winnebago Industries (a) (b)	16,165	236,171

Beverages—0.1%
Boston Beer Co., Inc. (a)	4,936	257,955
Coca-Cola Bottling Co. Consolidated (b)	1,698	99,605
Heckmann Corp. (a)	45,427	263,476
National Beverage Corp. (b)	7,440	82,733

		703,769

Biotechnology—3.8%
Acorda Therapeutics, Inc. (a)	21,821	746,278
Affymax, Inc. (a) (b)	9,927	232,590
Alkermes, Inc. (a)	53,621	695,464
Allos Therapeutics, Inc. (a) (b)	41,085	305,262
Alnylam Pharmaceuticals, Inc. (a) (b)	19,999	340,383
AMAG Pharmaceuticals, Inc. (a) (b)	11,699	408,412
Arena Pharmaceuticals, Inc. (a) (b)	57,841	179,307
Ariad Pharmaceuticals, Inc. (a) (b)	61,846	210,276
Arqule, Inc. (a) (b)	24,595	141,667
Array Biopharma, Inc. (a) (b)	29,351	80,422
BioCryst Pharmaceuticals, Inc. (a) (b)	14,697	96,559
Celera Corp. (a)	44,957	319,195
Cell Therapeutics, Inc. (a) (b)	326,613	176,600
Celldex Therapeutics, Inc. (a) (b)	15,523	95,311
Cepheid, Inc. (a) (b)	31,839	556,546
Chelsea Therapeutics International, Inc. (a)	19,499	69,221
Clinical Data, Inc. (a) (b)	8,228	159,623
Cubist Pharmaceuticals, Inc. (a)	33,081	745,646
Curis, Inc. (a) (b)	32,932	101,101
Cytokinetics, Inc. (a)	26,024	83,277
Cytori Therapeutics, Inc. (a)	17,135	78,136
Dyax Corp. (a) (b)	36,482	124,404
Emergent Biosolutions, Inc. (a)	9,176	154,065
Enzon Pharmaceuticals, Inc. (a)	33,222	338,200
Facet Biotech Corp. (a) (b)	13,053	352,300
Genomic Health, Inc. (a) (b)	7,360	129,462
Geron Corp. (a) (b)	51,547	292,787
Halozyme Therapeutics, Inc. (a) (b)	36,602	292,450
Human Genome Sciences, Inc. (a)	99,277	2,998,165
Idera Pharmaceuticals, Inc. (a) (b)	14,570	90,480
Immunogen, Inc. (a) (b)	32,418	262,262
Immunomedics, Inc. (a) (b)	39,907	132,491
Incyte Corp., Ltd. (a) (b)	48,953	683,384
Insmed, Inc. (a)	74,049	87,378
InterMune, Inc. (a)	24,930	1,111,130
Ironwood Pharmaceuticals, Inc. (a)	11,073	149,707
Isis Pharmaceuticals, Inc. (a) (b)	53,285	581,872
Lexicon Pharmaceuticals, Inc. (a) (b)	92,559	136,987
Ligand Pharmaceuticals, Inc. (a)	65,913	115,348

MSF-165

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
MannKind Corp. (a) (b)	30,644	$201,025
Martek Biosciences Corp. (a) (b)	18,510	416,660
Maxygen, Inc. (a) (b)	17,352	114,003
Metabolix, Inc. (a) (b)	12,459	151,751
Micromet, Inc. (a) (b)	37,732	304,875
Momenta Pharmaceuticals, Inc. (a)	20,615	308,606
Nabi Biopharmaceuticals (a) (b)	31,666	173,213
Neurocrine Biosciences, Inc. (a)	28,871	73,621
Novavax, Inc. (a) (b)	37,702	87,092
NPS Pharmaceuticals, Inc. (a)	28,355	142,909
Onyx Pharmaceuticals, Inc. (a)	33,365	1,010,292
Orexigen Therapeutics, Inc. (a) (b)	12,587	74,137
Osiris Therapeutics, Inc. (a)	11,221	83,035
PDL BioPharma, Inc. (a) (b)	66,828	415,002
Pharmasset, Inc. (a) (b)	12,595	337,546
Progenics Pharmaceuticals, Inc. (a) (b)	12,976	69,162
Protalix BioTherapeutics, Inc. (a) (b)	21,317	139,839
Regeneron Pharmaceuticals, Inc. (a)	34,749	920,501
Rigel Pharmaceuticals, Inc. (a) (b)	28,365	226,069
Sangamo Biosciences, Inc. (a) (b)	24,849	134,682
Savient Pharmaceuticals, Inc. (a) (b)	35,468	512,513
Sciclone Pharmaceuticals, Inc. (a)	21,552	76,079
Seattle Genetics, Inc. (a)	47,894	571,854
SIGA Technologies, Inc. (a) (b)	15,576	103,269
Spectrum Pharmaceuticals, Inc. (a) (b)	19,664	90,651
Stemcells, Inc. (a) (b)	70,747	82,066
Theravance, Inc. (a)	38,723	515,790
Vanda Pharmaceuticals, Inc. (a) (b)	15,676	180,901
Vical, Inc. (a)	26,222	88,106
Zymogenetics, Inc. (a)	22,664	129,865

		21,589,262

Building Products—0.6%
AAON, Inc. (b)	7,694	174,038
American Woodmark Corp. (b)	6,163	119,501
Ameron International Corp.	5,201	327,091
Apogee Enterprises, Inc. (b)	13,569	214,526
Builders FirstSource, Inc. (a)	25,048	78,901
Gibraltar Industries, Inc.	14,856	187,334
Griffon Corp. (a)	24,495	305,208
Insteel Industries, Inc.	12,134	129,712
NCI Building Systems, Inc. (a) (b)	10,596	116,982
Quanex Building Products Corp. (a)	18,813	310,979
Simpson Manufacturing Co., Inc.	20,915	580,600
Trex Co., Inc. (a) (b)	8,855	188,523
Universal Forest Products, Inc.	11,105	427,765

		3,161,160

Capital Markets—2.6%
Allied Capital Corp. (a)	100,041	497,204
American Capital, Ltd.	155,927	792,109
Apollo Investment Corp.	97,348	1,239,240
Ares Capital Corp. (b)	72,447	1,075,113
Artio Global Investors, Inc. (a)	15,576	385,350
BGC Partners, Inc.	28,307	172,956
BlackRock Kelso Capital Corp. (b)	7,872	78,405
Broadpoint Gleacher Securities, Inc. (b)	30,332	121,328
Calamos Asset Management, Inc.	11,175	160,250

Security Description	Shares	Value

Capital Markets—(Continued)
Capital Southwest Corp. (b)	1,383	$125,687
Cohen & Steers, Inc. (b)	8,200	204,672
Cowen Group, Inc. (a)	13,301	75,284
Diamond Hill Investment Group, Inc. (a) (b)	1,546	106,056
E*TRADE Financial Corp. (a)	868,856	1,433,612
Epoch Holding Corp. (b)	7,781	87,847
Evercore Partners, Inc. (b)	8,247	247,410
Fifth Street Finance Corp.	22,047	255,966
GAMCO Investors, Inc. (b)	4,186	190,463
GFI Group, Inc.	37,777	218,351
Gladstone Capital Corp. (b)	9,461	111,640
Gladstone Investment Corp.	14,338	85,741
Harris & Harris Group, Inc. (a) (b)	16,079	74,124
Hercules Technology Growth Capital, Inc.	20,027	212,086
International Assets Holding Corp. (a)	7,668	114,790
JMP Group, Inc.	9,323	79,246
Kayne Anderson Energy Development Co.	6,111	98,754
KBW, Inc. (a)	20,051	539,372
Knight Capital Group, Inc. (a) (b)	52,382	798,825
LaBranche & Co., Inc. (a) (b)	25,627	134,798
Main Street Capital Corp.	4,582	71,525
MCG Capital Corp. (a)	37,839	197,141
MF Global Holdings, Ltd. (a) (b)	56,261	454,026
MVC Capital, Inc. (b)	13,488	183,032
NGP Capital Resources Co.	13,570	115,616
Oppenheimer Holdings, Inc. (b)	5,749	146,657
optionsXpress Holdings, Inc.	23,378	380,828
PennantPark Investment Corp.	12,852	133,147
Penson Worldwide, Inc. (a) (b)	11,822	119,048
Piper Jaffray Cos. (a)	11,057	445,597
Prospect Capital Corp. (b)	35,507	431,410
RiskMetrics Group, Inc. (a) (b)	11,900	269,059
Safeguard Scientifics, Inc. (a) (b)	11,857	154,141
Sanders Morris Harris Group, Inc.	12,429	76,936
Solar Capital, Ltd.	3,435	72,616
Stifel Financial Corp. (a) (b)	16,742	899,882
SWS Group, Inc.	16,059	185,160
TICC Capital Corp. (b)	16,741	110,323
TradeStation Group, Inc. (a) (b)	19,835	139,043
Triangle Capital Corp. (b)	6,461	90,712
U.S. Global Investors, Inc.	8,186	80,960
Virtus Investment Partners, Inc. (a)	3,578	74,566
Westwood Holdings Group, Inc. (b)	3,352	123,354

		14,671,458

Chemicals—2.2%
A. Schulman, Inc.	13,296	325,353
American Vanguard Corp. (b)	8,773	71,500
Arch Chemicals, Inc.	14,075	484,039
Balchem Corp.	15,297	377,071
Calgon Carbon Corp. (a) (b)	30,355	519,678
China Green Agriculture, Inc. (a) (b)	6,098	85,372
Ferro Corp. (a) (b)	48,302	424,574
H.B. Fuller Co. (b)	27,235	632,124
Hawkins, Inc. (b)	5,274	127,631
ICO, Inc.	16,028	129,506
Innophos Holdings, Inc.	10,273	286,617
Innospec, Inc.	14,121	160,414
Koppers Holdings, Inc.	11,847	335,507

MSF-166

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Kraton Performance Polymers, Inc. (a)	6,503	$116,143
Landec Corp. (a)	16,296	108,042
LSB Industries, Inc. (a)	8,002	121,950
Minerals Technologies, Inc. (b)	10,657	552,459
NewMarket Corp. (b)	5,303	546,156
Olin Corp. (b)	41,593	816,055
OM Group, Inc. (a)	17,169	581,686
Omnova Solutions, Inc.	27,556	216,315
PolyOne Corp. (a)	51,999	532,470
Quaker Chemical Corp.	4,909	133,083
Rockwood Holdings, Inc. (a) (b)	26,122	695,368
Sensient Technologies Corp. (b)	26,910	782,005
ShengdaTech, Inc. (a) (b)	17,867	133,824
Solutia, Inc. (a)	64,962	1,046,538
Spartech Corp.	18,201	212,952
Stepan Co. (b)	4,458	249,158
STR Holdings, Inc. (a) (b)	7,210	169,435
W.R. Grace & Co. (a) (b)	38,802	1,077,143
Westlake Chemical Corp.	10,662	274,973
Zep, Inc.	10,985	240,352
Zoltek Cos., Inc. (a)	18,207	175,515

		12,741,008

Commercial Banks—6.0%
1st Source Corp. (b)	8,143	142,910
Alliance Financial Corp. (b)	2,584	76,176
American National Bankshares, Inc. (b)	3,852	77,618
Ameris Bancorp. (b)	8,445	76,263
Ames National Corp. (b)	4,449	89,202
Arrow Financial Corp. (b)	5,072	136,386
Bancfirst Corp. (b)	4,227	177,154
Banco Latinoamericano de Exportaciones S.A.	13,911	199,762
Bancorp, Inc. (a)	12,237	108,909
Bank of Marin Bancorp	3,199	105,823
Bank of the Ozarks, Inc. (b)	7,390	260,054
Boston Private Financial Holdings, Inc. (b)	40,232	296,510
Bridge Bancorp, Inc.	3,797	88,850
Bryn Mawr Bank Corp. (b)	4,797	87,066
Camden National Corp. (b)	3,953	126,931
Capital City Bank Group, Inc. (b)	7,854	111,919
Cardinal Financial Corp.	17,067	182,276
Cathay General Bancorp	43,858	510,946
Centerstate Banks, Inc.	11,072	135,632
Chemical Financial Corp. (b)	12,048	284,574
Citizens & Northern Corp.	6,716	84,286
Citizens Republic Bancorp, Inc. (a)	225,701	266,327
City Holdings Co. (b)	8,871	304,187
CNB Financial Corp.	5,439	83,978
CoBiz Financial, Inc. (b)	12,936	80,591
Columbia Banking System, Inc. (b)	15,970	324,351
Community Bank System, Inc. (b)	18,418	419,562
Community Trust Bancorp, Inc. (b)	8,496	230,157
CVB Financial Corp. (b)	47,878	475,428
Eagle Bancorp, Inc. (a)	9,117	108,036
East West Bancorp, Inc.	61,078	1,063,979
Enterprise Financial Services Corp.	6,930	76,646
Financial Institutions, Inc. (b)	4,014	58,685
First Bancorp (b)	9,633	130,238
First Bancorp (Puerto Rico) (b)	47,101	113,513

Security Description	Shares	Value

Commercial Banks—(Continued)
First Bancorp, Inc. (b)	5,982	$95,353
First Busey Corp.	28,814	127,358
First Commonwealth Financial Corp. (b)	47,729	320,262
First Community Bancshares, Inc. (b)	8,470	104,774
First Financial Bancorp (b)	32,133	571,646
First Financial Bankshares, Inc. (b)	11,621	599,063
First Financial Corp. (b)	6,926	200,577
First Merchants Corp. (b)	11,118	77,381
First Midwest Bancorp, Inc. (b)	41,102	556,932
First of Long Island Corp. (b)	3,358	80,928
FirstMerit Corp. (b)	47,754	1,030,054
FNB Corp. (b)	61,268	496,883
German American Bancorp, Inc. (b)	6,759	102,264
Glacier Bancorp, Inc.	39,713	604,829
Great Southern Bancorp, Inc. (b)	6,069	136,188
Hancock Holding Co. (b)	15,810	661,016
Harleysville National Corp. (b)	23,262	155,855
Heartland Financial USA, Inc. (b)	7,703	123,017
Heritage Financial Corp. (a) (b)	5,678	85,681
Home Bancorp, Inc. (a) (b)	5,670	79,380
Home Bancshares, Inc. (b)	8,887	234,972
Iberiabank Corp. (b)	14,703	882,327
Independent Bank Corp. (b)	11,835	291,851
International Bancshares Corp.	28,704	659,905
Investors Bancorp, Inc. (a)	27,454	362,393
Lakeland Bancorp, Inc. (b)	12,623	111,714
Lakeland Financial Corp.	9,208	175,412
MainSource Financial Group, Inc. (b)	12,295	82,745
MB Financial, Inc. (b)	26,896	605,967
Metro Bancorp, Inc. (a) (b)	4,545	62,585
Nara Bancorp, Inc.	19,022	166,633
National Bankshares, Inc.	4,218	114,940
National Penn Bancshares, Inc.	71,294	491,929
NBT Bancorp, Inc. (b)	19,197	438,651
Northfield Bancorp, Inc. (a) (b)	10,092	146,132
Old National Bancorp	47,419	566,657
OmniAmerican Bancorp, Inc. (a)	7,185	82,843
Oriental Financial Group, Inc. (b)	18,555	250,492
Orrstown Financial Services, Inc.	3,094	78,495
Pacific Continental Corp. (b)	10,841	113,830
PacWest Bancorp (b)	15,528	354,349
Park National Corp. (b)	6,207	386,758
Peapack Gladstone Financial Corp.	5,387	84,630
Penns Woods Bancorp, Inc.	2,416	81,057
People’s Bancorp, Inc. (b)	6,285	103,577
Pinnacle Financial Partners, Inc. (a) (b)	18,820	284,370
PrivateBancorp, Inc. (b)	30,160	413,192
Prosperity Bancshares, Inc. (b)	25,017	1,025,697
Republic Bancorp, Inc. (Class A)	6,675	125,757
S&T Bancorp, Inc.	13,465	281,418
S.Y. Bancorp, Inc. (b)	7,089	161,275
Sandy Spring Bancorp, Inc. (b)	13,670	205,050
SCBT Financial Corp. (b)	7,106	263,206
Shore Bancshares, Inc.	5,175	73,744
Sierra Bancorp	5,392	69,503
Signature Bank (a)	22,622	838,145
Simmons First National Corp.	8,478	233,738
Southside Bancshares, Inc.	7,078	152,672
Southwest Bancorp, Inc.	9,025	74,637

MSF-167

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
State Bancorp, Inc. (b)	10,603	$83,446
StellarOne Corp. (b)	10,776	144,075
Sterling Bancorp (b)	13,033	130,982
Sterling Bancshares, Inc.	57,348	320,002
Suffolk Bancorp (b)	4,486	137,765
Susquehanna Bancshares, Inc. (b)	71,446	700,885
SVB Financial Group (a) (b)	22,863	1,066,788
Texas Capital Bancshares, Inc. (a)	20,709	393,264
The South Financial Group, Inc. (b)	133,297	92,148
Tompkins Financial Corp. (b)	5,322	194,139
Tower Bancorp, Inc. (b)	2,214	59,269
TowneBank (b)	11,846	165,370
TriCo Bancshares (b)	6,233	124,037
Trustmark Corp. (b)	35,539	868,218
UMB Financial Corp.	16,960	688,576
Umpqua Holdings Corp. (b)	52,996	702,727
Union First Market Bankshares Corp. (b)	14,670	221,517
United Bankshares, Inc. (b)	21,190	555,602
United Community Banks, Inc.	46,715	206,013
Univest Corp. of Pennsylvania (b)	9,559	178,658
Washington Banking Co.	9,167	115,412
Washington Trust Bancorp, Inc. (b)	9,162	170,780
Webster Finanical Corp.	36,046	630,444
WesBanco, Inc. (b)	11,272	183,283
Westamerica Bancorp (b)	15,734	907,065
Western Alliance BanCorp (a)	27,163	154,557
Wilshire Bancorp, Inc. (b)	12,160	134,125
Wintrust Financial Corp. (b)	16,638	619,100

		34,385,861

Commercial Services & Supplies—2.3%
ABM Industries, Inc. (b)	23,684	502,101
ACCO Brands Corp. (a)	32,573	249,509
American Reprographics Co. (a)	21,042	188,747
APAC Customer Service, Inc. (a) (b)	16,478	94,749
ATC Technology Corp. (a)	10,188	174,826
Bowne & Co., Inc.	21,992	245,431
Cenveo, Inc. (a)	29,691	257,124
Clean Harbors, Inc. (a)	11,646	647,052
Comfort Systems USA, Inc.	21,659	270,521
Consolidated Graphics, Inc. (a)	5,130	212,433
Cornell Companies, Inc. (a) (b)	5,647	103,397
Courier Corp.	6,154	101,603
Deluxe Corp. (b)	28,857	560,403
EnergySolutions, Inc. (b)	43,403	279,081
EnerNOC, Inc. (a) (b)	7,980	236,846
Ennis, Inc. (b)	15,615	254,056
Fuel Tech, Inc. (a)	10,672	85,589
G&K Services, Inc. (b)	10,384	268,738
GeoEye, Inc. (a) (b)	10,978	323,851
Healthcare Services Group, Inc.	21,701	485,885
Herman Miller, Inc. (b)	28,246	510,123
HNI Corp.	25,028	666,496
Innerworkings, Inc. (a) (b)	12,474	64,865
Interface, Inc.	28,738	332,786
Kimball International, Inc. (Class B)	18,813	130,750
Knoll, Inc.	25,885	291,206
M&F Worldwide Corp. (a)	6,079	186,017
McGrath Rentcorp	13,375	324,076

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Metalico, Inc. (a)	16,397	$98,218
Mine Safety Appliances Co. (b)	14,970	418,561
Mobile Mini, Inc. (a) (b)	19,466	301,528
Multi-Color Corp.	6,895	82,602
Perma-Fix Environmental Services (a)	32,190	72,106
Rollins, Inc.	22,626	490,532
Schawk, Inc.	6,937	125,768
Standard Parking Corp. (a)	5,891	96,730
Steelcase, Inc.	41,383	267,748
SYKES Enterprises, Inc. (a)	19,791	452,027
Team, Inc. (a)	9,082	150,670
Tetra Tech, Inc. (a)	31,809	732,879
The GEO Group, Inc. (a)	28,585	566,555
U.S. Ecology, Inc.	10,910	175,651
United Stationers, Inc.	13,129	772,642
Viad Corp.	11,786	242,202
Waste Services, Inc.	8,534	84,401

		13,179,081

Communications Equipment—3.0%
3Com Corp. (a)	206,610	1,588,831
Acme Packet, Inc. (a)	22,418	432,219
ADC Telecommunications, Inc. (a)	55,445	405,303
Adtran, Inc. (b)	28,918	761,989
Airvana, Inc. (a) (b)	14,798	113,353
Anaren, Inc. (a)	8,343	118,804
Arris Group, Inc. (a)	65,639	788,324
Aruba Networks, Inc. (a) (b)	33,820	461,981
Aviat Networks, Inc. (a)	31,258	207,241
Bel Fuse, Inc. (Class B)	6,585	132,688
BigBand Networks, Inc. (a)	20,502	72,372
Black Box Corp.	9,812	301,817
Blue Coat Systems, Inc. (a)	22,793	707,495
Cogo Group, Inc. (a)	11,678	81,629
Comtech Telecommunications Corp. (a) (b)	15,803	505,538
DG FastChannel, Inc. (a)	11,729	374,742
Digi International, Inc. (a)	14,316	152,322
EMS Technologies, Inc. (a)	8,800	146,080
Emulex Corp. (a)	47,015	624,359
Extreme Networks, Inc. (a)	50,140	153,930
Globecomm Systems, Inc. (a)	14,070	108,198
Harmonic, Inc. (a) (b)	52,317	330,120
Hughes Communications, Inc. (a)	5,195	144,681
Infinera Corp. (a) (b)	45,743	389,730
InterDigital, Inc. (a) (b)	24,128	672,206
Ixia (a)	17,936	166,267
KVH Industries, Inc. (a)	8,413	110,967
Loral Space & Communications, Inc. (a)	6,397	224,663
Netgear, Inc. (a)	18,973	495,195
Network Equipment Technologies, Inc. (a) (b)	16,766	92,381
Oplink Communications, Inc. (a) (b)	10,830	200,788
Palm, Inc. (a) (b)	91,013	342,209
PC-Tel, Inc. (a)	11,316	69,933
Plantronics, Inc.	27,342	855,258
Polycom, Inc. (a) (b)	46,253	1,414,417
Powerwave Technologies, Inc. (a) (b)	54,090	67,613
Riverbed Technology, Inc. (a) (b)	29,076	825,758
SeaChange International, Inc. (a)	18,494	132,787
ShoreTel, Inc. (a) (b)	25,559	168,945

MSF-168

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Communications Equipment—(Continued)
Sonus Networks, Inc. (a)	115,150	$300,542
Sycamore Networks, Inc. (a)	9,730	195,670
Symmetricom, Inc. (a)	25,522	148,793
Tekelec, Inc. (a) (b)	34,632	628,917
UTStarcom, Inc. (a)	53,927	150,456
ViaSat, Inc. (a) (b)	16,844	582,971

		16,950,482

Computers & Peripherals—0.8%
3PAR, Inc. (a) (b)	15,885	158,850
ActivIdentity Corp. (a) (b)	26,661	75,717
Adaptec, Inc. (a)	69,891	228,543
Avid Technology, Inc. (a) (b)	17,001	234,274
Compellent Technologies, Inc. (a) (b)	9,865	173,131
Cray, Inc. (a)	19,023	113,187
Electronics for Imaging, Inc. (a) (b)	24,822	288,680
Imation Corp.	16,653	183,349
Immersion Corp. (a) (b)	16,446	82,230
Intermec, Inc. (a)	34,336	486,884
Intevac, Inc. (a)	10,996	151,965
Isilon Systems, Inc. (a)	15,516	133,593
Netezza Corp. (a) (b)	27,206	347,965
Novatel Wireless, Inc. (a) (b)	18,653	125,535
Quantum Corp. (a)	116,840	307,289
Rimage Corp. (a)	6,182	89,392
Silicon Graphics International Corp. (a) (b)	18,071	193,179
STEC, Inc. (a) (b)	14,165	169,697
Stratasys, Inc. (a) (b)	11,733	286,050
Super Micro Computer, Inc. (a)	12,145	209,866
Synaptics, Inc. (a) (b)	18,915	522,243

		4,561,619

Construction & Engineering—0.8%
Dycom Industries, Inc. (a)	22,810	200,044
EMCOR Group, Inc. (a)	35,828	882,444
Furmanite Corp. (a) (b)	21,557	111,881
Granite Construction, Inc. (b)	19,668	594,367
Great Lakes Dredge & Dock Corp.	24,112	126,588
Insituform Technologies, Inc. (a) (b)	20,173	536,803
Layne Christensen Co. (a)	10,438	278,799
MasTec, Inc. (a) (b)	29,193	368,124
Michael Baker Corp.	4,638	159,918
MYR Group, Inc. (a)	10,138	165,351
Northwest Pipe Co. (a)	4,794	104,749
Orion Marine Group, Inc. (a) (b)	14,575	263,079
Pike Electric Corp. (a)	10,661	99,360
Sterling Construction Co., Inc. (a) (b)	8,227	129,328
Tutor Perini Corp. (a) (b)	15,024	326,772

		4,347,607

Construction Materials—0.1%
Headwaters, Inc. (a)	34,324	157,547
Texas Industries, Inc. (b)	13,158	449,609

		607,156

Consumer Finance—0.5%
Advance America Cash Advance Centers, Inc.	24,733	143,946
Cardtronics, Inc. (a)	8,067	101,402

Security Description	Shares	Value

Consumer Finance—(Continued)
Cash America International, Inc.	16,395	$647,275
Credit Acceptance Corp. (a) (b)	3,586	147,887
Dollar Financial Corp. (a) (b)	13,657	328,587
Ezcorp., Inc. (a)	25,729	530,017
First Cash Financial Services, Inc. (a)	12,600	271,782
Nelnet, Inc. (a)	10,868	201,710
The First Marblehead Corp. (a) (b)	37,226	105,722
World Acceptance Corp. (a) (b)	9,274	334,606

		2,812,934

Containers & Packaging—0.5%
AEP Industries, Inc. (a)	2,582	67,183
Boise, Inc. (a)	17,290	105,988
Bway Holding Co. (a)	4,728	95,033
Graham Packaging Co., Inc. (a)	9,676	121,434
Graphic Packaging Holding Co. (a) (b)	57,446	207,380
Myers Industries, Inc.	18,780	196,814
Rock-Tenn Co.	20,879	951,456
Silgan Holdings, Inc. (b)	14,308	861,771

		2,607,059

Distributors—0.0%
Audiovox Corp. (a)	10,535	81,962
Core-Mark Holding Co., Inc. (a)	5,639	172,610

		254,572

Diversified Consumer Services—1.2%
American Public Education, Inc. (a) (b)	10,558	492,003
Bridgepoint Education, Inc. (a)	8,456	207,848
Capella Education Co. (a) (b)	8,139	755,625
ChinaCast Education Corp. (a)	18,085	132,201
Coinstar, Inc. (a) (b)	16,796	545,870
Corinthian Colleges, Inc. (a) (b)	43,312	761,858
Grand Canyon Education, Inc. (a) (b)	9,558	249,846
K12, Inc. (a) (b)	13,883	308,341
Lincoln Educational Services Corp. (a) (b)	5,975	151,168
Mac-Gray Corp. (a) (b)	7,254	81,898
Matthews International Corp.	17,457	619,724
Pre-Paid Legal Services, Inc. (a) (b)	3,506	132,702
Regis Corp. (b)	30,707	573,607
Sotheby’s (b)	35,848	1,114,514
Steiner Leisure, Ltd. (a)	8,240	365,197
Stewart Enterprises, Inc. (b)	47,112	294,450
Universal Technical Institute, Inc. (a)	11,178	255,082

		7,041,934

Diversified Financial Services—0.5%
Compass Diversified Holdings	13,889	211,946
Encore Capital Group, Inc. (b)	6,785	111,613
Life Partners Holdings, Inc. (b)	5,041	111,759
MarketAxess Holdings, Inc.	17,769	279,506
Medallion Financial Corp.	10,546	83,946
NewStar Financial, Inc. (a)	17,323	110,521
PHH Corp. (a) (b)	30,324	714,737
Pico Holdings, Inc. (a) (b)	13,072	486,148
Portfolio Recovery Associates, Inc. (a) (b)	9,451	518,576
Renasant Corp. (b)	12,711	205,664

		2,834,416

MSF-169

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—0.7%
AboveNet, Inc. (a)	7,244	$367,488
Alaska Communication Systems Group, Inc. (b)	21,438	174,076
Atlantic Tele-Network, Inc.	4,754	213,597
Cbeyond, Inc. (a) (b)	13,419	183,572
Cincinnati Bell, Inc. (a)	111,219	379,257
Cogent Communications Group, Inc. (a)	24,794	258,105
Consolidated Communications Holdings, Inc.	12,857	243,769
General Communication, Inc. (a)	25,459	146,898
Global Crossing, Ltd. (a) (b)	16,822	254,853
HickoryTech Corp. (b)	7,826	69,104
Iowa Telecommunications Services, Inc.	17,513	292,467
Neutral Tandem, Inc. (a) (b)	18,738	299,433
NTELOS Holdings Corp. (b)	16,740	297,805
PAETEC Holding Corp. (a)	65,390	306,025
Premiere Global Services, Inc. (a)	33,133	273,679
Shenandoah Telecommunications Co. (b)	12,542	235,790
SureWest Communications (b)	8,437	72,474

		4,068,392

Electric Utilities—1.0%
Allete, Inc. (b)	15,373	514,688
Central Vermont Public Service Corp.	6,872	138,608
Cleco Corp.	33,462	888,416
El Paso Electric Co. (a)	25,023	515,474
IDACORP, Inc.	25,118	869,585
MGE Energy, Inc. (b)	13,201	466,787
Portland General Electric Co.	41,753	806,251
The Empire District Electric Co. (b)	21,114	380,474
UIL Holdings Corp.	14,556	400,290
Unisource Energy Corp.	19,598	616,161
Unitil Corp. (b)	6,123	142,360

		5,739,094

Electrical Equipment—2.1%
A.O. Smith Corp.	11,429	600,823
Acuity Brands, Inc. (b)	23,969	1,011,731
Advanced Battery Technologies, Inc. (a)	28,577	111,450
American Superconductor Corp. (a) (b)	23,429	677,098
AZZ, Inc. (a) (b)	7,338	248,391
Baldor Electric Co. (b)	25,838	966,341
Belden, Inc.	26,162	718,409
Brady Corp. (b)	26,265	817,367
Broadwind Energy, Inc. (a) (b)	18,719	83,674
Encore Wire Corp.	10,441	217,173
Ener1, Inc. (a) (b)	24,918	117,862
Energy Conversion Devices, Inc. (a) (b)	25,840	202,327
EnerSys (a) (b)	23,161	571,150
Evergreen Solar, Inc. (a) (b)	107,141	121,069
Franklin Electric Co., Inc.	12,942	388,131
FuelCell Energy, Inc. (a) (b)	35,484	100,065
Fushi Copperweld, Inc. (a)	9,883	110,887
Generac Holdings, Inc. (a)	10,630	148,926
GrafTech International, Ltd. (a) (b)	66,934	914,988
GT Solar International, Inc. (a)	19,090	99,841
Harbin Electric Inc. (a) (b)	8,610	185,890
II-VI, Inc. (a)	13,651	461,950
LaBarge, Inc. (a)	8,720	96,356
LSI Industries, Inc.	11,100	75,702

Security Description	Shares	Value

Electrical Equipment—(Continued)
Microvision, Inc. (a) (b)	50,365	$142,029
Polypore International, Inc. (a)	13,563	236,810
Powell Industries, Inc. (a)	4,404	143,262
Power-One, Inc. (a) (b)	43,244	182,490
PowerSecure International, Inc. (a)	10,285	81,046
Regal-Beloit Corp.	19,352	1,149,702
Vicor Corp. (b)	11,742	162,157
Woodward Governor Co.	32,367	1,035,097

		12,180,194

Electronic Equipment, Instruments & Components—2.0%
Agilysys, Inc. (a)	8,861	98,977
Anixter International, Inc. (a)	16,615	778,413
Benchmark Electronics, Inc. (a)	34,662	718,890
Brightpoint, Inc. (a)	20,549	154,734
Checkpoint Systems, Inc. (a)	22,211	491,307
China Security & Surveillance Technology, Inc. (a)	25,137	193,304
Cogent, Inc. (a)	22,887	233,447
Cognex Corp.	22,359	413,418
Coherent, Inc. (a)	12,014	383,967
Comverge, Inc. (a)	10,140	114,683
CTS Corp.	18,070	170,219
Daktronics, Inc. (b)	18,513	141,069
DTS, Inc. (a)	9,982	339,787
Echelon Corp. (a) (b)	16,807	150,759
Electro Rent Corp. (b)	10,543	138,430
Electro Scientific Industries, Inc. (a)	15,327	196,339
FARO Technologies, Inc. (a) (b)	8,551	220,188
Insight Enterprises, Inc. (a)	27,038	388,266
IPG Photonics Corp. (a)	12,833	189,928
L-1 Identity Solutions, Inc. (a)	39,842	355,789
Littelfuse, Inc. (a)	11,987	455,626
Maxwell Technologies, Inc. (a) (b)	11,613	143,885
Measurement Specialties, Inc. (a)	8,286	121,887
Mercury Computer Systems, Inc. (a)	12,071	165,614
Methode Electronics, Inc.	22,249	220,265
MTS Systems Corp.	10,030	291,171
Multi-Fineline Electronix, Inc. (a)	5,936	152,911
Newport Corp. (a)	20,202	252,525
NVE Corp.	2,143	97,078
OSI Systems, Inc. (a)	8,095	227,065
Park Electrochemical Corp.	10,569	303,753
Plexus Corp. (a) (b)	20,553	740,525
RadiSys Corp. (a)	14,648	131,246
Rofin-Sinar Technologies, Inc. (a)	16,592	375,311
Rogers Corp. (a)	8,965	260,075
SatCon Technology Corp. (a)	31,559	76,688
Scansource, Inc. (a)	14,516	417,771
Smart Modular Technologies (WWH), Inc. (a)	20,757	160,037
Spectrum Control, Inc.	7,518	87,885
SYNNEX Corp. (a) (b)	11,066	327,111
Technitrol, Inc.	23,824	125,791
TTM Technologies, Inc. (a) (b)	26,267	233,251
Universal Display Corp. (a) (b)	15,332	180,458
Zygo Corp. (a)	8,667	79,996

		11,499,839

MSF-170

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—1.6%
Allis-Chalmers Energy, Inc. (a)	36,935	$130,750
Basic Energy Services, Inc. (a) (b)	13,899	107,161
Boots & Coots, Inc. (a)	46,440	112,849
Bristow Group, Inc.	20,017	755,242
Cal Dive International, Inc. (a)	26,149	191,672
CARBO Ceramics, Inc.	10,751	670,217
Complete Production Services, Inc. (a)	32,752	378,286
Dawson Geophysical Co. (a)	5,124	149,826
Dril-Quip, Inc. (a)	16,175	984,087
Global Industries, Ltd. (a) (b)	57,999	372,354
Gulf Island Fabrication, Inc.	8,075	175,631
Gulfmark Offshore, Inc. (a)	12,746	338,406
Hercules Offshore, Inc. (a) (b)	64,791	279,249
Hornbeck Offshore Services, Inc. (a) (b)	13,379	248,448
ION Geophysical Corp. (a) (b)	59,729	293,867
Key Energy Services, Inc. (a)	66,057	630,845
Lufkin Industries, Inc.	7,829	619,665
Matrix Service Co. (a)	14,196	152,749
Natural Gas Services Group, Inc. (a)	8,238	130,737
Newpark Resources, Inc. (a)	49,796	261,429
OYO Geospace Corp. (a) (b)	2,616	125,071
Parker Drilling Co. (a) (b)	67,607	333,303
PHI, Inc. (a) (b)	8,367	177,213
Pioneer Drilling Co. (a)	27,178	191,333
RPC, Inc. (b)	17,533	195,142
Superior Well Services, Inc. (a)	10,543	141,065
T-3 Energy Services, Inc. (a)	7,121	174,892
Tetra Technologies, Inc. (a)	43,732	534,405
Vantage Drilling Co. (a)	42,259	62,543
Willbros Group, Inc. (a)	21,967	263,824

		9,182,261

Food & Staples Retailing—0.8%
Arden Group, Inc. (b)	719	76,415
Casey’s General Stores, Inc. (b)	28,285	888,149
Great Atlantic & Pacific Tea Co. (a) (b)	16,807	128,910
Ingles Markets, Inc.	7,334	110,230
Nash Finch Co.	6,720	226,128
Pricesmart, Inc.	8,493	197,462
Ruddick Corp. (b)	22,698	718,165
Spartan Stores, Inc.	11,884	171,367
The Andersons, Inc.	10,396	348,058
The Pantry, Inc. (a)	12,441	155,388
United Natural Foods, Inc. (a)	23,882	671,801
Village Supermarket, Inc.	4,312	120,865
Weis Markets, Inc.	6,205	225,614
Winn-Dixie Stores, Inc. (a) (b)	30,224	377,498

		4,416,050

Food Products—1.4%
AgFeed Industries, Inc. (a) (b)	14,959	65,670
American Dairy, Inc. (a) (b)	4,895	93,739
American Italian Pasta Co. (Class A) (a)	12,089	469,899
B&G Foods, Inc.	26,426	276,945
Cal-Maine Foods, Inc.	7,468	253,091
Calavo Growers, Inc. (b)	4,427	80,748
Chiquita Brands International, Inc. (a) (b)	25,876	407,030
Darling International, Inc. (a)	44,755	401,005

Security Description	Shares	Value

Food Products—(Continued)
Diamond Foods, Inc. (b)	11,994	$504,228
Dole Food Co., Inc. (a)	20,253	239,998
Farmer Bros. Co. (b)	4,569	85,623
Fresh Del Monte Produce, Inc. (a)	23,723	480,391
Hain Celestial Group, Inc. (a) (b)	22,648	392,943
Imperial Sugar Co. (b)	7,388	114,588
J&J Snack Foods Corp.	7,928	344,630
Lancaster Colony Corp.	10,171	599,682
Lance, Inc.	15,345	354,930
Sanderson Farms, Inc. (b)	11,420	612,226
Seneca Foods Corp. (a)	5,435	158,267
Smart Balance, Inc. (a)	35,186	228,005
Synutra International, Inc. (a) (b)	10,851	245,341
Tootsie Roll Industries, Inc. (b)	14,119	381,643
TreeHouse Foods, Inc. (a)	19,067	836,469
Zhongpin, Inc. (a) (b)	13,734	174,422

		7,801,513

Gas Utilities—1.2%
Chesapeake Utilities Corp.	4,668	139,106
New Jersey Resources Corp.	22,521	845,889
Nicor, Inc. (b)	25,037	1,049,551
Northwest Natural Gas Co.	14,697	684,880
Piedmont Natural Gas Co. (b)	39,732	1,095,809
South Jersey Industries, Inc. (b)	16,545	694,725
Southwest Gas Corp. (b)	24,591	735,763
The Laclede Group, Inc. (b)	12,170	410,372
WGL Holdings, Inc.	26,917	932,674

		6,588,769

Health Care Equipment & Supplies—3.5%
Abaxis, Inc. (a) (b)	12,234	332,642
ABIOMED, Inc. (a) (b)	16,820	173,751
Accuray, Inc. (a)	23,419	142,622
AGA Medical Holdings, Inc. (a)	8,078	131,268
Align Technology, Inc. (a)	33,035	638,897
Alphatec Holdings, Inc. (a)	19,158	122,036
American Medical Systems Holdings, Inc. (a) (b)	42,303	785,990
Analogic Corp.	7,574	323,637
Angiodynamics, Inc. (a)	13,423	209,667
Atrion Corp.	718	102,703
ATS Medical, Inc. (a) (b)	29,028	75,473
Cantel Medical Corp.	5,839	115,904
Conceptus, Inc. (a) (b)	16,733	333,991
Conmed Corp. (a)	16,372	389,817
CryoLife, Inc. (a)	17,220	111,413
Cutera, Inc. (a)	8,327	86,351
Cyberonics, Inc. (a)	16,539	316,887
Delcath Systems, Inc. (a) (b)	19,310	156,411
DexCom, Inc. (a) (b)	27,990	272,343
Electro-Optical Sciences, Inc. (a) (b)	10,861	80,589
Endologix, Inc. (a) (b)	26,953	108,890
ev3, Inc. (a)	39,569	627,564
Exactech, Inc. (a)	5,322	111,602
Greatbatch, Inc. (a) (b)	12,931	274,008
Haemonetics Corp. (a)	14,343	819,702
HeartWare International, Inc. (a)	4,106	182,594
ICU Medical, Inc. (a)	7,376	254,103

MSF-171

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Immucor, Inc. (a)	39,096	$875,359
Insulet Corp. (a) (b)	19,998	301,770
Integra LifeSciences Holdings Corp. (a) (b)	10,937	479,369
Invacare Corp. (b)	15,930	422,782
IRIS International, Inc. (a)	8,219	83,916
Kensey Nash Corp. (a)	5,237	123,541
MAKO Surgical Corp. (a) (b)	8,125	109,525
Masimo Corp. (a)	27,014	717,222
Medical Action Industries, Inc. (a)	10,034	123,117
Meridian Bioscience, Inc. (b)	22,552	459,384
Merit Medical Systems, Inc. (a)	15,410	235,003
Micrus Endovascular Corp. (a)	9,469	186,729
Natus Medical, Inc. (a)	16,472	262,070
Neogen Corp. (a) (b)	11,989	300,924
NuVasive, Inc. (a) (b)	20,847	942,284
NxStage Medical, Inc. (a) (b)	14,385	164,708
OraSure Technologies, Inc. (a)	21,148	125,408
Orthofix International NV (a) (b)	9,598	349,175
Orthovita, Inc. (b)	38,802	165,297
Palomar Medical Technologies, Inc. (a)	11,206	121,697
Quidel Corp. (a) (b)	15,087	219,365
Rochester Medical Corp. (a) (b)	6,166	79,048
RTI Biologics, Inc. (a)	32,270	139,729
Sirona Dental Systems, Inc. (a)	10,033	381,555
Somanetics Corp. (a)	7,598	145,426
SonoSite, Inc. (a)	8,189	262,949
Spectranetics Corp. (a)	19,030	131,497
Stereotaxis, Inc. (a) (b)	16,444	82,384
STERIS Corp. (b)	32,634	1,098,460
SurModics, Inc. (a)	9,719	203,516
Symmetry Medical, Inc. (a)	21,060	211,442
Synovis Life Technologies, Inc. (a)	6,702	104,082
Thoratec Corp. (a) (b)	30,320	1,014,204
TomoTherapy, Inc. (a) (b)	28,520	97,253
Vascular Solutions Inc. (a)	9,953	89,478
Volcano Corp. (a) (b)	26,540	641,206
West Pharmaceutical Services, Inc. (b)	18,062	757,701
Wright Medical Group, Inc. (a) (b)	20,976	372,744
Young Innovations, Inc. (b)	3,398	95,688
Zoll Medical Corp. (a)	11,905	313,816

		20,271,678

Health Care Providers & Services—3.7%
Air Methods Corp. (a) (b)	6,724	228,616
Alliance HealthCare Services, Inc. (a) (b)	16,629	93,455
Allied Healthcare International, Inc.	26,970	73,358
Almost Family, Inc. (a)	4,862	183,249
Amedisys, Inc. (a) (b)	14,741	813,998
America Service Group, Inc. (a)	5,143	82,751
American Dental Partners, Inc. (a)	8,086	105,522
AMERIGROUP Corp. (a)	29,811	990,918
AMN Healthcare Services, Inc. (a)	14,760	129,888
AmSurg Corp. (a)	17,693	381,992
Assisted Living Concepts, Inc. (a) (b)	5,314	174,512
Bio-Reference Labs, Inc. (a) (b)	6,358	279,561
BioScrip, Inc. (a)	24,999	199,492
BMP Sunstone Corp. (a)	19,887	100,628
Capital Senior Living Corp. (a)	14,260	75,008
CardioNet, Inc. (a) (b)	13,882	106,197

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Catalyst Health Solutions, Inc. (a) (b)	19,711	$815,641
Centene Corp. (a)	26,880	646,195
Chemed Corp.	12,513	680,457
Chindex International, Inc. (a) (b)	6,872	81,158
Corvel Corp. (a)	3,920	140,140
Cross Country Healthcare, Inc. (a) (b)	16,639	168,220
Emergency Medical Services Corp. (a)	16,180	914,979
Emeritus Corp. (a) (b)	10,668	217,094
Genoptix, Inc. (a) (b)	9,765	346,560
Gentiva Health Services, Inc. (a)	16,839	476,207
Hanger Orthopedic Group, Inc. (a)	13,744	249,866
Health Grades, Inc. (a)	14,601	92,862
Healthsouth Corp. (a) (b)	51,919	970,885
Healthspring, Inc. (a)	27,956	492,026
Healthways, Inc. (a)	18,606	298,999
HMS Holdings Corp. (a)	14,846	756,998
inVentiv Health, Inc. (a)	18,209	408,974
IPC The Hospitalist Co., Inc. (a)	9,377	329,227
Kindred Healthcare, Inc. (a)	22,687	409,500
Landauer, Inc.	5,165	336,861
LCA-Vision, Inc. (a) (b)	9,860	82,035
LHC Group, Inc. (a) (b)	8,340	279,640
Magellan Health Services, Inc. (a)	19,037	827,729
Medcath Corp. (a)	11,258	117,871
Molina Healthcare, Inc. (a) (b)	7,559	190,260
MWI Veterinary Supply, Inc. (a)	6,398	258,479
National Healthcare Corp. (b)	4,998	176,829
Odyssey HealthCare, Inc. (a)	18,943	343,058
Owens & Minor, Inc.	22,536	1,045,445
PharMerica Corp. (a) (b)	17,146	312,400
PSS World Medical, Inc. (a) (b)	32,122	755,188
Psychiatric Solutions, Inc. (a) (b)	30,191	899,692
RehabCare Group, Inc. (a)	13,861	377,990
Res-Care, Inc. (a)	16,070	192,679
Select Medical Holdings Corp. (a)	19,331	163,154
Skilled Healthcare Group, Inc. (a) (b)	8,777	54,154
Sun Healthcare Group, Inc. (a)	26,563	253,411
Sunrise Senior Living, Inc. (a)	28,669	146,785
Team Health Holdings, Inc. (a)	8,808	147,974
The Ensign Group, Inc.	5,940	102,940
The Providence Service Corp. (a)	7,703	117,009
Triple-S Management Corp. (a)	12,074	214,314
U.S. Physical Therapy, Inc. (a)	5,411	94,151
Universal American Corp. (a)	16,141	248,572
Wellcare Health Plans, Inc. (a)	22,292	664,302

		20,918,055

Health Care Technology—0.6%
Amicas, Inc. (a)	21,254	127,949
athenahealth, Inc. (a) (b)	17,892	654,132
Computer Programs & Systems, Inc. (b)	5,856	228,852
Eclipsys Corp. (a)	32,258	641,289
MedAssets, Inc. (a)	22,738	477,498
Omnicell, Inc. (a)	16,926	237,472
Phase Forward, Inc. (a)	24,083	314,765
Quality Systems, Inc.	12,511	768,676
Transcend Services, Inc. (a) (b)	4,008	65,130
Vital Images, Inc. (a)	8,366	135,278

		3,651,041

MSF-172

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—2.5%
AFC Enterprises, Inc. (a)	12,648	$135,713
Ambassadors Group, Inc. (b)	11,473	126,777
Ameristar Casinos, Inc.	14,216	259,015
Bally Technologies, Inc. (a)	30,272	1,227,227
BJ’s Restaurants, Inc. (a)	10,396	242,227
Bob Evans Farms, Inc.	17,404	537,958
Buffalo Wild Wings, Inc. (a) (b)	10,005	481,340
California Pizza Kitchen, Inc. (a)	11,398	191,372
CEC Entertainment, Inc. (a)	13,407	510,673
Churchill Downs, Inc.	5,476	205,350
CKE Restaurants, Inc.	24,053	266,267
Cracker Barrel Old Country Store, Inc.	12,444	577,153
Denny’s Corp. (a)	50,069	192,265
DineEquity, Inc. (a) (b)	10,324	408,108
Domino’s Pizza, Inc. (a)	20,990	286,303
Gaylord Entertainment Co. (a) (b)	20,934	613,157
Interval Leisure Group, Inc. (a)	23,498	342,131
Isle of Capri Casinos, Inc. (a)	9,399	73,124
Jack in the Box, Inc. (a)	30,139	709,773
Krispy Kreme Doughnuts, Inc. (a) (b)	34,392	138,256
Landry’s Restaurants, Inc. (a) (b)	4,417	79,153
Life Time Fitness, Inc. (a) (b)	21,178	595,102
Marcus Corp.	11,702	152,009
McCormick & Schmick’s Seafood Restaurants, Inc. (a) (b)	9,869	99,381
Morgans Hotel Group Co. (a)	13,101	83,977
O’Charleys, Inc. (a)	10,917	97,598
Orient-Express Hotels, Ltd. (Class A) (a)	50,427	715,055
P.F. Chang’s China Bistro, Inc. (a) (b)	13,573	598,976
Papa John’s International, Inc. (a)	11,624	298,853
Peet’s Coffee & Tea, Inc. (a) (b)	5,435	215,498
Pinnacle Entertainment, Inc. (a) (b)	33,689	328,131
Red Robin Gourmet Burgers, Inc. (a) (b)	8,813	215,390
Ruby Tuesday, Inc. (b)	37,011	391,206
Ruth’s Hospitality Group, Inc. (a) (b)	19,442	103,043
Shuffle Master, Inc. (a)	32,034	262,358
Sonic Corp. (a) (b)	33,333	368,330
Speedway Motorsports, Inc. (b)	8,883	138,664
Texas Roadhouse, Inc. (a) (b)	27,442	381,169
The Cheesecake Factory (a) (b)	33,398	903,750
The Steak N Shake Co. (b)	624	237,912
Universal Travel Group (a)	6,613	65,535
Vail Resorts, Inc. (a)	16,639	667,057

		14,522,336

Household Durables—1.3%
American Greetings Corp. (Class A)	20,889	435,327
Beazer Homes USA, Inc. (a)	35,270	160,126
Blyth, Inc. (b)	3,831	119,719
Cavco Industries Inc. (a)	3,010	102,761
CSS Industries, Inc. (b)	4,704	94,550
Ethan Allen Interiors, Inc.	12,417	256,163
Furniture Brands International, Inc. (a)	20,130	129,436
Helen of Troy, Ltd. (a)	16,936	441,352
Hooker Furniture Corp.	5,647	90,804
Hovnanian Enterprises, Inc. (Class A) (a) (b)	29,652	128,986
iRobot Corp. (a) (b)	9,763	148,007
La-Z-Boy, Inc.	26,643	334,103
M/I Homes, Inc. (a)	8,667	126,971

Security Description	Shares	Value

Household Durables—(Continued)
Meritage Homes Corp. (a) (b)	17,293	$363,153
National Presto Industries, Inc. (b)	2,572	305,836
Ryland Group, Inc. (b)	23,729	532,479
Sealy Corp. (a) (b)	27,199	95,196
Skyline Corp. (b)	4,895	91,047
Standard Pacific Corp. (a)	57,653	260,592
Tempur-Pedic International, Inc. (a)	41,810	1,260,990
Tupperware Brands Corp.	34,755	1,675,886
Universal Electronics, Inc. (a)	7,461	166,679

		7,320,163

Household Products—0.1%
Central Garden & Pet Co. (a) (b)	30,358	278,079
WD-40 Co.	8,908	292,450

		570,529

Industrial Conglomerates—0.2%
Otter Tail Corp. (b)	19,686	432,305
Raven Industries, Inc.	8,984	264,938
Seaboard Corp.	186	241,633
Standex International Corp.	7,412	191,007
Tredegar Industries, Inc.	17,329	295,979

		1,425,862

Insurance—3.0%
AMBAC Financial Group, Inc. (a) (b)	168,788	93,981
American Equity Investment Life Holding Co. (b)	33,191	353,484
American Physicians Capital, Inc.	3,886	124,158
American Physicians Service Group, Inc. (b)	3,958	98,950
American Safety Insurance Holdings Ltd. (b)	3,469	57,551
Amerisafe, Inc. (a)	11,822	193,526
Amtrust Financial Services, Inc. (b)	13,564	189,218
Argo Group International Holdings, Ltd. (a)	17,207	560,776
Assured Guaranty, Ltd.	68,311	1,500,793
Baldwin & Lyons, Inc. (Class B) (b)	4,133	99,564
Citizens, Inc. (a) (b)	22,172	153,209
CNA Surety Corp. (a)	9,923	176,530
Conseco, Inc. (a) (b)	139,873	870,010
Delphi Financial Group, Inc.	24,752	622,760
Donegal Group, Inc.	4,891	70,968
eHealth, Inc. (a) (b)	14,089	221,902
Employers Holdings, Inc.	24,160	358,776
Enstar Group, Ltd. (a)	3,911	270,485
FBL Financial Group, Inc. (b)	8,303	203,258
First Mercury Financial Corp. (a)	6,421	83,666
Flagstone Reinsurance Holdings, Ltd.	22,943	262,927
FPIC Insurance Group, Inc. (a) (b)	6,661	180,580
Greenlight Capital Re, Ltd. (a) (b)	16,142	430,669
Harleysville Group, Inc. (b)	6,735	227,374
Hilltop Holdings, Inc. (a)	23,109	271,531
Horace Mann Educators Corp.	21,022	316,591
Infinity Property & Casualty Corp.	8,104	368,246
Kansas City Life Insurance Co. (b)	1,468	46,359
Maiden Holdings, Ltd.	29,541	218,308
Max Capital Group, Ltd.	23,876	548,909
Meadowbrook Insurance Group, Inc.	33,741	266,554
Montpelier Re Holdings, Ltd. (b)	39,204	659,019
National Financial Partners Corp. (a)	24,361	343,490

MSF-173

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
National Interstate Corp. (b)	4,305	$89,157
National Western Life Insurance Co. (b)	1,212	223,432
Navigators Group, Inc. (a)	7,422	291,907
Platinum Underwriters Holdings, Ltd.	28,147	1,043,691
PMA Capital Corp. (a)	16,258	99,824
Presidential Life Corp.	9,602	95,732
ProAssurance Corp. (a)	17,857	1,045,349
RLI Corp. (b)	10,453	596,030
Safety Insurance Group, Inc.	7,540	284,032
SeaBright Insurance Holdings, Inc. (a)	12,481	137,416
Selective Insurance Group	29,989	497,817
State Auto Financial Corp.	9,434	169,340
Stewart Information Services Corp. (b)	9,368	129,278
The Phoenix Cos., Inc. (b)	66,674	161,351
Tower Group, Inc.	24,914	552,343
United America Indemity, Ltd. (a)	19,816	189,639
United Fire & Casualty Co. (b)	10,959	197,152
Zenith National Insurance Corp.	20,848	798,895

		17,046,507

Internet & Catalog Retail—0.4%
Blue Nile, Inc. (a) (b)	6,605	363,407
Drugstore.com (a) (b)	46,109	164,609
Gaiam, Inc. (a) (b)	9,927	82,394
HSN, Inc. (a)	20,930	616,179
NutriSystem, Inc. (b)	17,277	307,703
Orbitz Worldwide, Inc. (a)	21,253	151,109
Overstock.com, Inc. (a) (b)	10,438	169,618
PetMed Express, Inc. (b)	13,291	294,661
Shutterfly, Inc. (a)	12,478	300,595
Vitacost.com, Inc. (a)	4,754	57,286

		2,507,561

Internet Software & Services—2.0%
Ancestry.com, Inc. (a)	4,560	77,292
Art Technology Group, Inc. (a) (b)	86,677	382,246
AsiaInfo Holdings, Inc. (a)	17,366	459,852
comScore, Inc. (a)	11,964	199,679
Constant Contact, Inc. (a) (b)	13,574	315,188
DealerTrack Holdings, Inc. (a)	19,165	327,338
Dice Holdings, Inc. (a)	9,658	73,401
Digital River, Inc. (a)	19,670	596,001
DivX, Inc. (a)	14,635	104,787
EarthLink, Inc. (a) (b)	54,678	466,950
GSI Commerce, Inc. (a) (b)	16,920	468,176
Infospace, Inc. (a)	19,526	215,762
Internap Network Services Corp. (a) (b)	29,790	166,824
Internet Brands, Inc. (a) (b)	16,026	147,760
Internet Capital Group, Inc. (a)	20,148	170,251
j2 Global Communications, Inc. (a) (b)	24,712	578,261
Keynote Systems, Inc. (a)	8,769	99,879
Limelight Networks, Inc. (a)	16,671	61,016
Liquidity Services, Inc. (a) (b)	10,729	123,813
LivePerson, Inc. (a)	24,433	187,401
LogMeIn, Inc. (a)	4,294	88,843
LoopNet, Inc. (a)	11,402	128,158
MercadoLibre, Inc. (a)	14,336	691,139
ModusLink Global Solutions, Inc. (a)	26,440	222,889

Security Description	Shares	Value

Internet Software & Services—(Continued)
Move, Inc. (a) (b)	72,903	$152,367
NIC, Inc. (a)	29,096	228,986
OpenTable, Inc. (a)	1,741	66,384
Openwave Systems, Inc. (a) (b)	47,217	108,599
Perficient, Inc. (a)	13,045	147,017
QuinStreet, Inc. (a)	5,927	100,818
Rackspace Hosting, Inc. (a) (b)	35,082	657,086
RealNetworks, Inc. (a)	46,472	224,460
S1 Corp. (a)	31,051	183,201
Saba Software, Inc. (a) (b)	14,832	73,418
SAVVIS, Inc. (a) (b)	20,558	339,207
SonicWall, Inc. (a)	30,108	261,638
support.com, Inc. (a) (b)	26,739	87,437
Switch & Data Facilities Co., Inc. (a) (b)	10,967	194,774
Terremark Worldwide, Inc. (a) (b)	29,552	207,160
The Knot, Inc. (a)	17,057	133,386
United Online, Inc.	48,001	359,047
ValueClick, Inc. (a)	48,533	492,125
Vocus, Inc. (a) (b)	6,923	118,037
Web.com Group, Inc. (a)	16,114	87,821
Websense, Inc. (a)	25,168	573,075
Zix Corp. (a) (b)	36,710	84,800

		11,233,749

IT Services—2.1%
Acxiom Corp. (a)	37,198	667,332
CACI International, Inc. (Class A) (a)	16,752	818,335
Cass Information Systems, Inc. (b)	4,901	152,666
China Information Security Technology, Inc. (a)	15,639	78,977
Ciber, Inc. (a)	32,578	121,842
CSG Systems International, Inc. (a)	19,568	410,145
Cybersource Corp. (a)	38,596	680,833
Euronet Worldwide, Inc. (a)	27,991	515,874
ExlService Holdings, Inc. (a)	8,515	142,030
Forrester Research, Inc. (a)	8,890	267,322
Gartner, Inc. (Class A) (a)	37,143	826,060
Global Cash Access Holdings, Inc. (a)	23,261	190,042
Heartland Payment Systems, Inc. (b)	22,136	411,730
iGate Corp.	13,393	130,314
infoGROUP, Inc.	19,955	155,649
Integral Systems, Inc. (a) (b)	7,422	71,474
Lionbridge Technologies (a)	32,603	118,349
Mantech International Corp. (a)	11,294	551,486
Maximus, Inc. (b)	9,922	604,547
MoneyGram International, Inc. (b)	48,126	183,360
NCI, Inc. (a)	2,964	89,602
Ness Technologies, Inc. (a)	22,874	144,335
RightNow Technologies, Inc. (a)	12,668	226,251
Sapient Corp. (a)	48,606	444,259
SRA International, Inc. (a)	23,748	493,721
Syntel, Inc. (b)	7,112	273,599
TeleTech Holdings, Inc. (a)	17,682	302,009
The Hackett Group, Inc. (a)	22,536	62,650
Tier Technologies, Inc. (a)	10,389	82,696
TNS, Inc. (a)	13,622	303,771
Unisys Corp. (a)	23,469	818,833
VeriFone Holdings, Inc. (a) (b)	40,117	810,765
Virtusa Corp. (a)	7,925	81,707
Wright Express Corp. (a)	21,731	654,538

		11,887,103

MSF-174

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Leisure Equipment & Products—0.8%
Brunswick Corp. (b)	48,003	$766,608
Callaway Golf Co. (b)	35,357	311,849
Eastman Kodak Co. (a) (b)	148,758	861,309
Jakks Pacific, Inc. (a) (b)	16,889	220,401
Leapfrog Enterprises, Inc. (a) (b)	20,865	136,666
Polaris Industries, Inc.	16,749	856,879
Pool Corp.	26,816	607,114
RC2 Corp. (a)	10,877	162,829
Smith & Wesson Holding Corp. (a) (b)	32,012	121,005
Sport Supply Group, Inc.	5,737	77,105
Steinway Musical Instruments, Inc. (a)	4,221	79,481
Sturm Ruger & Co., Inc. (a) (b)	11,619	139,312

		4,340,558

Life Sciences Tools & Services—0.9%
Accelrys, Inc.	16,620	102,379
Affymetrix, Inc. (a) (b)	41,239	302,694
Albany Molecular Research, Inc. (a)	13,735	114,687
Bruker Corp. (a)	28,820	422,213
Cambrex Corp.	18,193	73,682
Dionex Corp. (a)	9,457	707,194
Enzo Biochem, Inc. (a) (b)	20,237	121,827
eResearch Technology, Inc. (a)	26,533	183,343
Exelixis, Inc. (a) (b)	59,194	359,308
Kendle International, Inc. (a)	8,850	154,698
Luminex Corp. (a) (b)	23,156	389,715
Medivation, Inc.	16,585	173,977
Parexel International Corp. (a) (b)	31,915	743,939
Sequenom, Inc. (a) (b)	33,964	214,313
Varian, Inc. (a) (b)	15,436	799,276

		4,863,245

Machinery—2.6%
3D Systems Corp. (a)	11,338	154,764
Actuant Corp.	37,760	738,208
Alamo Group, Inc.	4,536	90,675
Albany International Corp. (Class A)	15,229	327,880
Altra Holdings, Inc. (a)	15,718	215,808
American Railcar Industries, Inc. (a)	5,478	66,612
AMPCO-Pittsburgh Corp.	5,636	139,886
Astec Industries, Inc. (a) (b)	10,213	295,768
Badger Meter, Inc. (b)	8,245	317,515
Barnes Group, Inc.	26,953	524,236
Blount International, Inc. (a)	22,297	230,997
Briggs & Stratton Corp. (b)	27,870	543,465
Cascade Corp.	5,291	170,423
Chart Industries, Inc. (a)	15,115	302,300
China Fire & Security Group, Inc. (a) (b)	8,361	108,442
Circor International, Inc. (b)	9,435	313,336
CLARCOR, Inc.	27,470	947,440
Colfax Corp. (a) (b)	14,330	168,664
Columbus McKinnon Corp. (a)	11,301	179,347
Dynamic Materials Corp. (b)	7,259	113,386
Energy Recovery, Inc. (a) (b)	19,728	124,286
EnPro Industries, Inc. (a) (b)	11,522	335,060
ESCO Technologies, Inc. (a) (b)	14,512	461,627
Federal Signal Corp.	27,412	246,982
Flow International Corp. (a) (b)	27,290	82,143

Security Description	Shares	Value

Machinery—(Continued)
Force Protection, Inc. (a)	41,101	$247,428
FreightCar America, Inc. (b)	7,047	170,256
Graham Corp. (b)	6,734	121,145
Greenbrier Cos., Inc. (b)	9,593	105,619
John Bean Technologies Corp.	16,030	281,166
K-Tron International, Inc. (a) (b)	1,257	188,512
Kadant, Inc. (a)	8,363	120,511
Kaydon Corp.	17,495	657,812
LB Foster Co. (a) (b)	5,476	158,202
Lindsay Corp. (b)	6,769	280,304
Met-Pro Corp. (b)	10,588	103,762
Miller Industries, Inc. (a)	6,185	76,880
Mueller Industries, Inc. (b)	20,876	559,268
Mueller Water Products, Inc.	86,085	411,486
NACCO Industries, Inc.	2,665	197,610
Nordson Corp. (b)	17,937	1,218,281
PMFG, Inc. (a) (b)	7,970	105,443
RBC Bearings, Inc. (a)	12,081	385,021
Robbins & Myers, Inc.	15,652	372,831
Sauer-Danfoss, Inc. (a) (b)	4,261	56,586
Sun Hydraulics Corp. (b)	7,039	182,873
Tecumseh Products Co. (Class A) (a) (b)	10,819	132,749
Tennant Co.	10,316	282,555
The Gorman-Rupp Co.	7,886	200,620
The Middleby Corp. (a) (b)	8,949	515,373
Titan International, Inc. (b)	15,350	134,006
Watts Water Technologies, Inc. (b)	16,457	511,154

		14,976,703

Marine—0.2%
American Commercial Lines, Inc. (a) (b)	5,019	125,977
Eagle Bulk Shipping, Inc. (b)	35,638	189,238
Genco Shipping & Trading, Ltd. (a) (b)	14,851	313,505
Horizon Lines, Inc.	18,475	100,504
International Shipholding Corp. (b)	3,127	91,902
Ultrapetrol Bahamas, Ltd. (a) (b)	13,369	73,396

		894,522

Media—1.1%
Arbitron, Inc. (b)	15,388	410,244
Ascent Media Corp. (a)	8,366	227,973
Belo Corp. (Class A)	47,497	323,930
Carmike Cinemas, Inc. (a)	6,561	91,001
Cinemark Holdings, Inc.	19,176	351,688
CKX, Inc. (a) (b)	34,449	211,172
Dolan Media Co. (a) (b)	17,796	193,443
EW Scripps Co. (a) (b)	16,943	143,168
Harte-Hanks, Inc. (b)	22,542	289,890
Journal Communications, Inc. (a)	24,659	103,568
Knology, Inc. (a)	16,629	223,494
LIN TV Corp. (a)	16,691	95,973
Live Nation, Inc. (a)	76,480	1,108,960
LodgeNet Interactive Corp. (a) (b)	12,635	88,066
Martha Stewart Living Omnimedia (a) (b)	16,124	89,972
Mediacom Communications Corp. (a)	23,034	137,052
National CineMedia, Inc.	23,702	409,096
RCN Corp.(a)	21,235	320,224
Rentrak Corp. (a) (b)	5,949	128,201

MSF-175

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Media—(Continued)
Scholastic Corp.	12,630	$353,640
Sinclair Broadcast Group, Inc. (a)	25,619	130,145
Valassis Communications, Inc. (a) (b)	25,714	715,621
World Wrestling Entertainment, Inc. (b)	13,534	234,138

		6,380,659

Metals & Mining—1.0%
A.M. Castle & Co. (b)	11,149	145,829
Allied Nevada Gold Corp. (a)	30,904	512,079
AMCOL International Corp. (b)	13,707	372,830
Brush Engineered Material, Inc. (a)	11,324	255,583
Century Aluminum Co. (a)	31,735	436,674
Coeur d’Alene Mines Corp. (b)	45,055	674,924
General Moly, Inc. (a) (b)	29,089	96,576
Haynes International, Inc. (a)	6,653	236,381
Hecla Mining Co. (a) (b)	131,635	720,044
Horsehead Holding Corp. (a)	24,392	288,801
Kaiser Aluminum Corp. (b)	8,985	346,551
Olympic Steel, Inc. (b)	4,257	138,991
RTI International Metals, Inc. (a) (b)	16,835	510,606
Stillwater Mining Co. (a)	24,452	317,387
U.S. Gold Corp. (a)	38,793	104,741
Universal Stainless & Alloy(a)	4,303	103,229
Worthington Industries, Inc. (b)	32,346	559,262

		5,820,488

Multi-Utilities—0.5%
Avista Corp.	28,239	584,830
Black Hills Corp. (b)	21,422	650,158
CH Energy Group, Inc.	8,804	359,555
NorthWestern Corp.	20,030	537,004
PNM Resources, Inc.	48,210	604,071

		2,735,618

Multiline Retail—0.4%
99 Cents Only Stores (a)	26,563	432,977
Dillard’s, Inc.	28,284	667,502
Fred’s, Inc. (b)	22,557	270,233
Retail Ventures, Inc. (a)	14,674	139,550
Saks, Inc. (a) (b)	69,952	601,587
Tuesday Morning Corp. (a)	17,958	118,343

		2,230,192

Oil, Gas & Consumable Fuels—3.3%
Apco Oil & Gas International, Inc. (b)	5,622	152,131
Arena Resources, Inc. (a) (b)	21,511	718,467
Atlas Energy, Inc. (a)	36,901	1,148,359
ATP Oil & Gas Corp. (a)	22,288	419,237
Berry Petroleum Co. (b)	28,003	788,565
Bill Barrett Corp. (a) (b)	21,249	652,557
BPZ Resources, Inc. (a) (b)	51,873	381,267
Brigham Exploration Co. (a) (b)	55,197	880,392
Carrizo Oil & Gas, Inc. (a) (b)	16,419	376,816
Cheniere Energy, Inc. (a) (b)	25,805	79,738
Clayton Williams Energy, Inc. (a)	3,590	125,578
Clean Energy Fuels Corp. (a) (b)	20,140	458,789
Cloud Peak Energy, Inc. (a)	17,360	288,870
Contango Oil & Gas Co. (a)	6,514	333,191

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Crosstex Energy, Inc. (a)	25,021	$217,433
CVR Energy, Inc. (a)	18,290	160,038
Delta Petroleum Corp. (a) (b)	102,149	144,030
DHT Maritime, Inc. (b)	25,976	101,826
Endeavour International Corp. (a) (b)	62,257	79,066
FX Energy, Inc. (a)	25,184	86,381
General Maritime Corp. (b)	25,744	185,099
Georesources, Inc. (a)	5,374	82,061
GMX Resources, Inc. (a) (b)	17,696	145,461
Golar LNG, Ltd.	16,410	191,997
Goodrich Petroleum Corp. (a) (b)	13,200	206,448
Gran Tierra Energy, Inc. (a)	113,209	667,933
Green Plains Renewable Energy, Inc. (a)	5,651	80,640
Gulfport Energy Corp. (a)	16,059	180,503
Harvest Natural Resources, Inc. (a)	14,604	109,968
International Coal Group, Inc. (a) (b)	66,210	302,580
James River Coal Co. (a) (b)	16,011	254,575
Knightbridge Tankers, Ltd.	10,435	176,769
McMoRan Exploration Co. (a) (b)	42,785	625,945
Nordic American Tanker Shipping, Ltd. (b)	26,014	787,444
Northern Oil & Gas, Inc. (a)	20,341	322,405
Oilsands Quest, Inc. (a)	128,645	95,094
Panhandle Oil & Gas, Inc. (b)	3,017	71,292
Patriot Coal Corp. (a) (b)	39,802	814,349
Penn Virginia Corp.	25,144	616,028
Petroleum Development Corp. (a)	9,706	224,888
PetroQuest Energy, Inc. (a) (b)	28,823	144,980
Rex Energy Corp. (a)	15,766	179,575
Rosetta Resources, Inc. (a)	28,068	661,001
Ship Finance International, Ltd. (b)	25,171	447,037
Stone Energy Corp. (a)	22,666	402,322
Swift Energy Co. (a)	20,750	637,855
Syntroleum Corp. (a)	31,009	65,739
Teekay Tankers, Ltd. (b)	6,418	80,674
Toreador Resources Corp. (a)	12,585	102,945
Uranium Energy Corp. (a) (b)	28,977	93,306
USEC, Inc. (a) (b)	63,922	368,830
Vaalco Energy, Inc. (a)	27,127	134,007
Venoco, Inc. (a)	11,262	144,492
W&T Offshore, Inc.	20,128	169,075
Warren Resources, Inc. (a) (b)	41,839	105,434
Western Refining, Inc. (a) (b)	30,658	168,619
Westmoreland Coal Co. (a)	6,179	77,979
World Fuel Services Corp. (b)	31,761	846,113

		18,564,193

Paper & Forest Products—0.8%
Buckeye Technologies, Inc. (a)	23,451	306,739
Clearwater Paper Corp. (a)	6,376	314,018
Deltic Timber Corp. (b)	6,001	264,344
Domtar Corp. (a) (b)	23,025	1,483,040
Glatfelter (b)	25,902	375,320
KapStone Paper & Packaging Corp. (a)	18,787	223,002
Louisiana-Pacific Corp. (a) (b)	70,273	635,971
Neenah Paper, Inc.	9,191	145,585
Schweitzer-Mauduit International, Inc.	9,861	468,989
Wausau Paper Corp.	26,829	229,120

		4,446,128

MSF-176

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Personal Products—0.4%
American Oriental Bioengineering, Inc. (a)	36,348	$148,300
China Sky One Medical, Inc.	5,765	90,568
China-Biotics, Inc. (a) (b)	5,809	104,039
Elizabeth Arden, Inc. (a)	14,516	261,288
Inter Parfums, Inc. (b)	6,022	89,246
Medifast, Inc. (a)	6,263	157,389
Nu Skin Enterprises, Inc. (b)	27,860	810,726
Nutraceutical International Corp. (a)	6,712	100,277
Prestige Brands Holdings, Inc. (a)	16,107	144,963
Revlon, Inc. (a)	10,194	151,381
USANA Health Sciences, Inc. (a) (b)	3,811	119,704

		2,177,881

Pharmaceuticals—1.5%
Ardea Biosciences, Inc. (a) (b)	8,657	158,077
Auxilium Pharmaceuticals, Inc. (a)	25,786	803,492
Avanir Pharmaceuticals, Inc. (a) (b)	38,897	90,241
BioMimetic Therapeutics, Inc. (a) (b)	5,823	76,572
Cadence Pharmaceuticals, Inc. (a) (b)	14,478	132,184
Cypress Bioscience, Inc. (a)	22,201	108,785
Depomed, Inc. (a) (b)	31,001	110,053
Durect Corp., Inc. (a) (b)	50,339	151,520
Hi-Tech Pharmacal Co., Inc. (a)	5,015	111,032
Impax Laboratories, Inc. (a)	31,603	565,062
Inspire Pharmaceuticals, Inc. (a)	31,755	198,151
ISTA Pharmaceuticals, Inc. (a) (b)	20,411	83,073
MAP Pharmaceuticals, Inc. (a) (b)	5,427	86,235
Medicis Pharmaceutical Corp.	31,354	788,867
Nektar Therapeutics (a)	52,134	792,958
Obagi Medical Products, Inc. (a)	10,682	130,107
Optimer Pharmaceuticals, Inc. (a) (b)	18,035	221,470
Pain Therapeutics, Inc. (a) (b)	19,603	122,911
Par Pharmaceutical Cos., Inc. (a)	19,846	492,181
Pozen, Inc. (a)	15,141	145,051
Questcor Pharmaceuticals, Inc. (a)	30,322	249,550
Salix Pharmaceuticals, Ltd. (a) (b)	30,979	1,153,968
Santarus, Inc. (a) (b)	31,685	170,465
SuperGen, Inc. (a) (b)	34,833	111,465
The Medicines Co. (a)	29,350	230,104
ViroPharma, Inc. (a)	44,560	607,353
Vivus, Inc. (a) (b)	45,158	393,778
XenoPort, Inc. (a) (b)	15,289	141,576

		8,426,281

Professional Services—1.3%
Acacia Research Corp. (a)	18,592	201,351
Administaff, Inc.	12,162	259,537
CBIZ, Inc. (a) (b)	25,596	168,166
CDI Corp.	7,746	113,556
COMSYS IT Partners, Inc. (a) (b)	9,082	158,753
CoStar Group, Inc. (a) (b)	10,878	451,655
CRA International, Inc. (a)	6,362	145,817
Diamond Management & Technology Consultants, Inc.	15,824	124,218
Duff & Phelps Corp. (a) (b)	9,629	161,189
Exponent, Inc. (a)	7,795	222,313
GP Strategies Corp. (a) (b)	8,646	72,281
Heidrick & Struggles International, Inc.	9,634	270,041

Security Description	Shares	Value

Professional Services—(Continued)
Hill International, Inc. (a)	16,010	$93,338
Huron Consulting Group, Inc. (a)	12,415	252,025
ICF International, Inc. (a)	6,424	159,572
Kelly Services, Inc. (Class A)	14,944	248,967
Kforce, Inc. (a)	14,168	215,495
Korn/Ferry International (a)	26,107	460,789
Navigant Consulting, Inc. (a)	27,414	332,532
On Assignment, Inc. (a)	20,637	147,142
Resources Connection, Inc. (a) (b)	25,492	488,682
School Specialty, Inc. (a)	10,285	233,572
SFN Group, Inc. (a)	30,053	240,725
The Advisory Board Co. (a)	9,200	289,800
The Corporate Executive Board Co. (b)	17,556	466,814
Towers Watson & Co.	23,236	1,103,710
TrueBlue, Inc. (a)	25,162	390,011
Volt Information Sciences, Inc. (a)	7,400	75,554
VSE Corp.	1,728	71,125

		7,618,730

Real Estate Investment Trusts—6.5%
Acadia Realty Trust	22,237	397,153
Agree Realty Corp.	4,326	98,892
Alexander’s, Inc. (a) (b)	1,140	341,008
American Campus Communities, Inc. (b)	28,972	801,366
American Capital Agency Corp. (b)	9,257	236,979
Anworth Mortgage Asset Corp.	63,740	429,608
Apollo Commercial Real Estate Finance, Inc. (a)	5,962	107,376
Ashford Hospitality Trust, Inc.	22,125	158,636
Associated Estates Realty Corp.	11,365	156,723
BioMed Realty Trust, Inc. (b)	54,459	900,752
CapLease, Inc. (b)	26,927	149,445
Capstead Mortgage Corp. (b)	38,785	463,869
CBL & Associates Properties, Inc.	74,529	1,021,047
Cedar Shopping Centers, Inc.	23,807	188,313
Chesapeake Lodging Trust (a)	4,500	87,615
Cogdell Spencer, Inc.	17,608	130,299
Colonial Properties Trust (b)	37,559	483,760
Colony Financial, Inc.	8,329	166,580
Cousins Properties, Inc.	43,037	357,637
CreXus Investment Corp. (a)	8,072	107,923
Cypress Sharpridge Investments, Inc.	8,467	113,288
DCT Industrial Trust, Inc. (b)	112,303	587,345
Developers Diversified Realty Corp. (b)	113,357	1,379,555
DiamondRock Hospitality Co.	64,947	656,614
DuPont Fabros Technology, Inc.	15,798	341,079
EastGroup Properties, Inc.	14,820	559,307
Education Realty Trust, Inc.	32,945	189,104
Entertainment Properties Trust (b)	23,445	964,293
Equity Lifestyle Properties, Inc.	14,021	755,451
Equity One, Inc.	17,961	339,283
Extra Space Storage, Inc.	47,448	601,641
FelCor Lodging Trust, Inc. (a)	34,185	194,855
First Industrial Realty Trust, Inc.	30,805	239,047
First Potomac Realty Trust	21,140	317,734
Franklin Street Properties Corp.	37,474	540,750
Getty Realty Corp. (b)	9,160	214,344
Gladstone Commercial Corp. (b)	5,368	77,568
Glimcher Realty Trust (b)	37,010	187,641
Government Properties Income Trust	9,529	247,849

MSF-177

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Gramercy Capital Corp. (a) (b)	26,603	$74,222
Hatteras Financial Corp. (b)	20,816	536,428
Healthcare Realty Trust, Inc.	32,901	766,264
Hersha Hospitality Trust	67,576	350,044
Highwoods Properties, Inc. (b)	38,850	1,232,710
Home Properties, Inc. (b)	19,184	897,811
Inland Real Estate Corp. (b)	40,919	374,409
Invesco Mortgage Capital, Inc. (b)	9,565	219,995
Investors Real Estate Trust	41,174	371,389
iStar Financial, Inc. (b)	57,385	263,397
Kilroy Realty Corp. (b)	22,836	704,262
Kite Realty Group Trust	20,623	97,547
LaSalle Hotel Properties (b)	34,732	809,256
Lexington Realty Trust (b)	53,106	345,720
LTC Properties, Inc. (b)	13,085	354,080
Medical Properties Trust, Inc.	44,184	463,048
MFA Mortgage Investments, Inc. (b)	156,742	1,153,621
Mid-America Apartment Communities, Inc. (b)	15,758	816,107
Mission West Properties, Inc.	12,528	86,193
Monmouth Real Estate Investment Corp. (b)	13,822	116,243
National Health Investors, Inc. (b)	13,393	519,113
National Retail Properties, Inc. (b)	43,050	982,831
NorthStar Realty Finance Corp.	36,462	153,505
Omega Healthcare Investors, Inc.	48,749	950,118
Parkway Properties, Inc.	12,421	233,266
Pebblebrook Hotel Trust (a)	10,642	223,801
Pennsylvania Real Estate Investment Trust (b)	21,798	271,821
Pennymac Mortgage Investment Trust (a) (b)	7,380	122,582
Post Properties, Inc.	27,178	598,460
Potlatch Corp. (b)	22,006	771,090
PS Business Parks, Inc.	10,027	535,442
RAIT Financial Trust (a) (b)	45,448	89,987
Ramco-Gershenson Properties Trust	15,182	170,949
Redwood Trust, Inc. (b)	40,328	621,858
Resource Capital Corp.	17,956	121,383
Saul Centers, Inc.	3,889	161,005
Sovran Self Storage, Inc.	15,415	537,367
Starwood Property Trust, Inc.	26,073	503,209
Strategic Hotels & Resorts, Inc. (a)	45,284	192,457
Sun Communities, Inc.	9,482	238,946
Sunstone Hotel Investors, Inc. (b)	55,880	624,180
Tanger Factory Outlet Centers (b)	21,661	934,889
Terreno Realty Corp. (a)	5,182	102,241
U-Store-It Trust (b)	46,640	335,808
Universal Health Realty Income Trust	6,741	238,227
Urstadt Biddle Properties, Inc.	12,686	200,566
Walter Investment Management Corp.	13,294	212,704
Washington Real Estate Investment Trust (b)	31,315	956,673
Winthrop Realty Trust	8,830	106,313

		37,035,266

Real Estate Management & Development—0.1%
Avatar Holdings, Inc. (a)	3,358	73,003
Consolidated-Tomoka Land Co. (b)	3,138	98,878
Forestar Group, Inc. (a)	19,634	370,690
Tejon Ranch Co. (a)	5,580	170,302

		712,873

Security Description	Shares	Value

Road & Rail—1.0%
Amerco, Inc. (a)	5,084	$276,010
Arkansas Best Corp. (b)	14,542	434,515
Avis Budget Group, Inc. (a) (b)	55,465	637,848
Celadon Group, Inc. (a)	13,384	186,573
Dollar Thrifty Automotive Group, Inc. (a)	16,053	515,783
Genesee & Wyoming, Inc. (a)	20,569	701,814
Heartland Express, Inc. (b)	25,939	427,994
Knight Transportation, Inc. (b)	32,100	676,989
Marten Transport, Ltd. (a)	8,816	173,763
Old Dominion Freight Line, Inc. (a)	15,573	519,982
RailAmerica, Inc. (a)	12,701	149,872
Saia, Inc. (a) (b)	7,036	97,660
USA Truck, Inc. (a)	4,593	74,223
Werner Enterprises, Inc. (b)	23,989	555,825
YRC Worldwide, Inc. (a)	584,598	317,904

		5,746,755

Semiconductors & Semiconductor Equipment—3.6%
Actel Corp. (a)	14,515	201,033
Advanced Analogic Technologies, Inc. (a) (b)	24,209	84,489
Advanced Energy Industries, Inc. (a)	18,729	310,152
Amkor Technology, Inc. (a) (b)	58,594	414,260
Anadigics, Inc. (a) (b)	35,789	173,935
Applied Micro Circuits Corp. (a)	37,849	326,637
Atheros Communications, Inc. (a)	37,028	1,433,354
ATMI, Inc. (a)	18,191	351,268
Brooks Automation, Inc. (a)	36,289	320,069
Cabot Microelectronics Corp. (a)	13,254	501,399
Cavium Networks, Inc. (a)	20,774	516,442
Ceva, Inc. (a)	9,581	111,714
Cirrus Logic, Inc. (a)	36,678	307,728
Cohu, Inc. (b)	11,848	163,147
Cymer, Inc. (a)	17,037	635,480
Diodes, Inc. (a)	18,315	410,256
DSP Group, Inc. (a)	13,388	111,522
Entegris, Inc. (a)	73,140	368,626
Entropic Communications, Inc. (a)	25,390	128,981
Exar Corp. (a)	20,123	141,867
FEI Co. (a)	20,566	471,167
FormFactor, Inc. (a) (b)	27,182	482,752
Hittite Microwave Corp. (a)	10,857	477,382
IXYS Corp. (a)	13,771	117,604
Kopin Corp. (a)	34,528	127,754
Kulicke & Soffa Industries, Inc. (a) (b)	38,887	281,931
Lattice Semiconductor Corp. (a)	61,578	225,991
Micrel, Inc. (b)	25,706	274,026
Microsemi Corp. (a)	42,386	734,973
Microtune, Inc. (a) (b)	30,216	82,490
MIPS Technologies, Inc. (a)	25,612	114,230
MKS Instruments, Inc. (a)	28,003	548,579
Monolithic Power Systems, Inc. (a)	19,382	432,219
Netlogic Microsystems, Inc. (a) (b)	26,048	766,593
OmniVision Technologies, Inc. (a) (b)	28,309	486,349
Pericom Semiconductor Corp. (a)	10,655	114,115
Photronics, Inc. (a)	25,047	127,489
PLX Technology, Inc. (a)	19,623	103,413
Power Integrations, Inc. (b)	13,319	548,743
RF Micro Devices, Inc. (a)	145,591	725,043
Rubicon Technology, Inc. (a) (b)	7,716	155,863

MSF-178

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Rudolph Technologies, Inc. (a) (b)	18,288	$156,728
Semtech Corp. (a)	34,386	599,348
Sigma Designs, Inc. (a) (b)	17,366	203,703
Silicon Image, Inc. (a)	33,507	101,191
Silicon Storage Technology, Inc. (a)	44,809	136,219
Skyworks Solutions, Inc. (a) (b)	91,320	1,424,592
Standard Microsystems Corp. (a)	11,905	277,148
Supertex, Inc. (a) (b)	6,854	175,394
Techwell, Inc. (a)	8,975	167,833
Tessera Technologies, Inc. (a)	27,229	552,204
TriQuint Semiconductor, Inc. (a)	75,498	528,486
Ultratech, Inc. (a)	13,618	185,205
Veeco Instruments, Inc. (a) (b)	21,485	934,598
Virage Logic Corp. (a)	9,443	74,222
Volterra Semiconductor Corp. (a)	12,513	314,076
White Electronic Designs Corp. (a)	13,766	96,362
Zoran Corp. (a) (b)	28,437	305,982

		20,644,356

Software—4.0%
ACI Worldwide, Inc. (a) (b)	19,206	395,836
Actuate Corp. (a)	24,071	134,557
Advent Software, Inc. (a)	8,899	398,230
American Software, Inc.	12,761	74,141
ArcSight, Inc. (a) (b)	10,639	299,488
Ariba, Inc. (a) (b)	47,673	612,598
Blackbaud, Inc. (b)	24,636	620,581
Blackboard, Inc. (a) (b)	18,375	765,503
Bottomline Technologies, Inc. (a)	14,082	237,000
Chordiant Software, Inc. (a)	17,601	89,237
Commvault Systems, Inc. (a)	21,037	449,140
Concur Technologies, Inc. (a) (b)	22,075	905,296
Deltek, Inc. (a) (b)	10,644	81,320
DemandTec, Inc. (a) (b)	13,832	96,132
Double-Take Software, Inc. (a)	11,826	105,370
Ebix, Inc. (a) (b)	12,798	204,384
Epicor Software Corp. (a)	22,349	213,656
EPIQ Systems, Inc. (a) (b)	14,835	184,399
Fair Isaac Corp.	27,275	691,149
FalconStor Software, Inc. (a) (b)	17,377	60,472
Fortinet, Inc. (a) (b)	7,131	125,363
Informatica Corp. (a) (b)	46,851	1,258,418
Interactive Intelligence, Inc. (a) (b)	5,529	103,337
Jack Henry & Associates, Inc. (b)	45,406	1,092,468
JDA Software Group, Inc. (a)	18,477	514,030
Kenexa Corp. (a)	12,557	172,659
Lawson Software, Inc. (a)	78,688	520,128
Manhattan Associates, Inc. (a)	12,581	320,564
Mentor Graphics Corp. (a)	58,371	468,135
MicroStrategy, Inc. (Class A) (a)	5,088	432,836
Monotype Imaging Holdings, Inc. (a)	12,841	124,943
Net 1 UEPS Technologies, Inc. (a)	17,583	323,351
NetScout Systems, Inc. (a)	14,099	208,524
NetSuite, Inc. (a) (b)	9,774	142,114
Opnet Technologies, Inc.	7,388	119,095
Parametric Technology Corp. (a)	64,025	1,155,651
Pegasystems, Inc. (b)	8,291	306,767
Progress Software Corp. (a)	21,214	666,756
PROS Holdings, Inc. (a) (b)	11,234	110,992

Security Description	Shares	Value

Software—(Continued)
Quest Software, Inc. (a)	34,167	$607,831
Radiant Systems, Inc. (a)	15,752	224,781
Rosetta Stone, Inc. (a)	3,683	87,582
Smith Micro Software, Inc. (a)	15,906	140,609
SolarWinds, Inc. (a)	7,129	154,414
Solera Holdings, Inc.	38,059	1,470,980
Sourcefire, Inc. (a)	12,260	281,367
SRS Labs, Inc. (a)	6,731	66,906
SuccessFactors, Inc. (a)	25,780	490,851
Symyx Technologies (a)	19,225	86,320
Synchronoss Technologies, Inc. (a)	11,423	221,264
Take-Two Interactive Software, Inc. (a) (b)	45,955	452,657
Taleo Corp. (a)	21,930	568,206
TeleCommunication Systems, Inc. (b)	22,959	168,290
THQ, Inc. (a) (b)	38,813	272,079
TIBCO Software, Inc. (a)	91,198	984,026
TiVo, Inc. (a) (b)	60,220	1,030,966
Tyler Technologies, Inc. (a) (b)	16,849	315,750
Ultimate Software Group, Inc. (a)	13,790	454,381
Unica Corp. (a) (b)	8,241	73,263
Vasco Data Security International, Inc. (a) (b)	15,031	124,006

		23,061,149

Specialty Retail—3.5%
America’s Car-Mart, Inc. (b)	5,173	124,773
AnnTaylor Stores Corp. (a) (b)	30,985	641,390
Asbury Automotive Group, Inc.	19,165	254,895
Bebe Stores, Inc.	14,986	133,375
Big 5 Sporting Goods Corp. (b)	12,258	186,567
Brown Shoe Co., Inc.	21,768	336,969
Build-A-Bear-Workshop, Inc. (a)	10,289	73,258
Cabela’s, Inc. (a) (b)	23,327	407,989
Cato Corp.	15,629	335,086
Charming Shoppes, Inc. (a)	64,753	353,551
Christopher & Banks Corp.	20,680	165,440
Citi Trends, Inc. (a) (b)	8,551	277,394
Coldwater Creek, Inc. (a) (b)	34,146	236,973
Collective Brands, Inc. (a)	35,851	815,252
Destination Maternity Corp. (a) (b)	2,943	75,517
Dress Barn, Inc. (a)	34,472	901,788
DSW, Inc. (Class A) (a)	6,965	177,817
Genesco, Inc. (a)	12,817	397,455
Group 1 Automotive, Inc. (b)	14,104	449,353
Gymboree Corp. (a) (b)	15,530	801,814
Haverty Furniture Cos., Inc. (b)	10,391	169,581
hhgregg, Inc. (a) (b)	7,296	184,151
Hibbett Sports, Inc. (a)	16,032	410,099
HOT Topic, Inc. (a) (b)	24,702	160,563
J. Crew Group, Inc. (a) (b)	27,750	1,273,725
Jo-Ann Stores, Inc. (a) (b)	14,841	623,025
Jos. A. Bank Clothiers, Inc. (a) (b)	10,216	558,304
Kirkland’s, Inc. (a)	8,071	169,491
Lithia Motors, Inc. (a)	10,676	68,326
Lumber Liquidators Holdings, Inc. (a) (b)	8,821	235,256
Midas, Inc. (a) (b)	10,186	114,898
Monro Muffler Brake, Inc.	9,251	330,816
New York & Co., Inc. (a)	15,352	73,536
OfficeMax, Inc.	40,848	670,724
Pacific Sunwear of California, Inc. (a) (b)	33,024	175,357

MSF-179

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Pier 1 Imports, Inc. (a) (b)	65,035	$414,273
Rent-A-Center, Inc. (a)	37,256	881,104
Rex Stores Corp. (a)	4,410	71,442
Rue21, Inc. (a)	4,010	139,027
Sally Beauty Holdings, Inc. (a) (b)	53,088	473,545
Shoe Carnival, Inc. (a)	5,485	125,387
Sonic Automotive, Inc. (a)	17,763	195,393
Stage Stores, Inc.	20,885	321,420
Stein Mart, Inc. (a)	15,504	140,001
Systemax, Inc. (a) (b)	6,631	144,158
The Buckle, Inc. (b)	14,781	543,350
The Children’s Place Retail Stores, Inc. (a) (b)	12,324	549,034
The Finish Line, Inc. (Class A) (a)	24,364	397,621
The Men’s Wearhouse, Inc.	28,904	691,962
The Pep Boys-Manny, Moe & Jack (b)	28,658	288,013
The Talbots, Inc. (a) (b)	15,364	199,117
The Wet Seal, Inc. (a) (b)	55,470	264,037
Tractor Supply Co. (a) (b)	19,523	1,133,310
Ulta Salon Cosmetics & Fragrance, Inc. (a)	14,016	317,042
Vitamin Shoppe, Inc. (a)	5,372	120,601
West Marine, Inc. (a) (b)	8,963	97,249
Zumiez, Inc. (a) (b)	11,433	234,262

		20,105,856

Textiles, Apparel & Luxury Goods—2.3%
Carter’s, Inc. (a)	31,479	949,092
Cherokee, Inc. (b)	4,506	81,108
Columbia Sportswear Co. (b)	6,412	336,822
CROCS, Inc. (a)	47,077	412,865
Deckers Outdoor Corp. (a)	7,325	1,010,850
Fossil, Inc. (a)	25,403	958,709
Fuqi International, Inc. (a) (b)	6,095	66,436
G-III Apparel Group, Ltd. (a) (b)	8,116	223,677
Iconix Brand Group, Inc. (a) (b)	37,128	570,286
Jones Apparel Group, Inc.	47,330	900,217
K-Swiss, Inc. (b)	14,979	156,680
Liz Claiborne, Inc. (a) (b)	53,725	399,177
lululemon athletica, Inc. (a) (b)	21,815	905,322
Maidenform Brands, Inc. (a)	10,883	237,794
Movado Group, Inc. (a) (b)	10,013	112,947
Oxford Industries, Inc.	6,121	124,440
Perry Ellis International, Inc. (a) (b)	5,714	129,422
Quiksilver, Inc. (a)	66,625	315,136
Skechers U.S.A., Inc. (a)	18,562	674,172
Steven Madden, Ltd. (a)	8,633	421,290
The Warnaco Group, Inc. (a)	24,998	1,192,655
Timberland Co. (Class A) (a)	23,645	504,584
True Religion Apparel, Inc. (a)	14,864	451,271
Under Armour, Inc. (a) (b)	18,492	543,850
Unifi, Inc. (a)	26,290	95,696
UniFirst Corp.	8,113	417,819
Volcom, Inc. (a) (b)	8,977	175,231
Weyco Group, Inc. (b)	4,154	97,702
Wolverine World Wide, Inc. (b)	27,831	811,552

		13,276,802

Thrifts & Mortgage Finance—1.3%
Abington Bancorp, Inc.	12,336	97,454
Astoria Financial Corp. (b)	45,199	655,385

Security Description	Shares	Value

Thrifts & Mortgage Finance—(Continued)
Bank Mutual Corp.	27,281	$177,326
BankFinancial Corp. (b)	11,879	108,930
Beneficial Mutual Bancorp, Inc. (a)	20,977	198,862
Berkshire Hill Bancorp, Inc. (b)	7,472	136,962
Brookline Bancorp, Inc. (b)	32,815	349,152
Danvers Bancorp, Inc. (b)	12,056	166,734
Dime Community Bancshares	15,501	195,778
ESB Financial Corp.	5,713	73,641
ESSA Bancorp, Inc.	8,799	110,339
First Financial Holdings, Inc. (b)	9,379	141,248
First Financial Northwest, Inc. (b)	10,708	73,136
Flushing Financial Corp.	17,365	219,841
Home Federal Bancorp, Inc. (b)	10,146	147,218
Kearny Financial Corp. (b)	11,434	119,257
MGIC Investment Corp. (a) (b)	68,946	756,338
NewAlliance Bancshares, Inc.	60,546	764,091
Northwest Bancshares, Inc.	19,952	234,236
OceanFirst Financial Corp.	6,649	75,533
Ocwen Financial Corp. (a)	31,455	348,836
Oritani Financial Corp. (a)	5,510	88,546
Provident Financial Services, Inc. (b)	33,586	399,673
Provident New York Bancorp (b)	20,537	194,691
Radian Group, Inc.	43,635	682,451
Territorial Bancorp, Inc. (a)	7,186	136,750
The PMI Group, Inc. (a) (b)	43,459	235,548
TrustCo Bank Corp. (b)	42,029	259,319
United Financial Bancorp, Inc.	9,478	132,502
ViewPoint Financial Group (b)	3,815	61,841
Westfield Financial, Inc.	15,381	141,351
WSFS Financial Corp. (b)	4,144	161,616

		7,644,585

Tobacco—0.2%
Alliance One International, Inc. (a) (b)	51,865	263,993
Star Scientific, Inc. (a)	45,608	116,301
Universal Corp. (b)	13,026	686,340
Vector Group, Ltd. (b)	22,445	346,326

		1,412,960

Trading Companies & Distributors—0.8%
Aceto Corp.	12,038	72,710
Aircastle, Ltd.	24,542	232,413
Applied Industrial Technologies, Inc.	23,703	589,020
Beacon Roofing Supply, Inc. (a)	24,991	478,078
CAI International, Inc. (a)	5,966	73,501
H&E Equipment Services, Inc. (a) (b)	16,345	176,199
Houston Wire & Cable Co. (b)	10,450	121,011
Interline Brands, Inc. (a)	18,029	345,075
Kaman Corp. (b)	14,024	350,740
RSC Holdings, Inc. (a) (b)	24,557	195,474
Rush Enterprises, Inc. (a)	15,218	201,030
TAL International Group, Inc. (b)	8,589	171,608
Textainer Group Holdings, Ltd. (b)	5,684	122,490
Titan Machinery, Inc. (a) (b)	8,157	111,669
United Rentals, Inc. (a) (b)	35,317	331,273
Watsco, Inc.	14,680	834,998

		4,407,289

MSF-180

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Water Utilities—0.3%
American States Water Co.	10,586	$367,334
Cadiz, Inc. (a) (b)	7,887	100,717
California Water Service Group	10,941	411,491
Connecticut Water Service, Inc. (b)	3,143	73,138
Consolidated Water Co., Inc. (b)	8,783	119,273
Middlesex Water Co. (b)	7,497	127,824
SJW Corp. (b)	7,394	187,956
Southwest Water Co. (b)	14,142	147,642
York Water Co.	6,695	92,056

		1,627,431

Wireless Telecommunication Services—0.2%
Syniverse Holdings, Inc. (a)	37,490	729,930
USA Mobility, Inc. (a) (b)	13,071	165,610

		895,540

Total Common Stock (Identified Cost $556,854,451)		557,824,719

Mutual Funds—1.2%

Exchange Traded Funds—1.2%
iShares Russell 2000 Index Fund (b)	99,000	6,713,190

Total Mutual Funds (Identified Cost $6,265,458)		6,713,190

Short Term Investments—18.8%
Security Description	Shares/Par Amount	Value

Discount Notes—1.2%
Federal Home Loan Bank 0.085%, 04/07/10	$6,700,000	$6,699,989

Mutual Funds—17.6%
State Street Navigator Securities Lending Prime Portfolio (c)	100,361,471	100,361,471

Total Short Term Investments (Identified Cost $107,061,460)		107,061,460

Total Investments—117.7% (Identified Cost $670,181,369) (d)		671,599,369
Liabilities in excess of other assets		(100,864,938)

Net Assets—100.0%		$570,734,431

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $96,976,103 and the collateral received consisted of cash in the amount of $100,361,471 and non-cash collateral with a value of $266,530. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $671,178,138 and the composition of unrealized appreciation and depreciation of investment securities was $87,838,507 and $(87,417,276), respectively.

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2010	Net Unrealized Appreciation
Russell 2000 Mini Index Futures	6/18/2010	97	$6,465,331	$6,567,870	$102,539

MSF-181

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$557,824,719	$—	$—	$557,824,719

Short Term Investments
Discount Notes	—	6,699,989	—	6,699,989
Mutual Funds	100,361,471	—	—	100,361,471

Total Short Term Investments	100,361,471	6,699,989	—	107,061,460

Total Mutual Funds*	6,713,190	—	—	6,713,190

Total Investments	$664,899,380	$6,699,989	$—	$671,599,369

Futures Contracts**
Futures Contracts Long (Appreciation)	$102,539	$—	$—	$102,539

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures are valued based on the unrealized appreciation/depreciation on the instrument.

MSF-182

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—99.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
Precision Castparts Corp.	80,900	$10,250,839

Air Freight & Logistics—1.4%
Expeditors International of Washington, Inc.	153,000	5,648,760
FedEx Corp.	70,400	6,575,360

		12,224,120

Beverages—0.9%
PepsiCo, Inc.	113,200	7,489,312

Biotechnology—2.3%
Celgene Corp. (a)	72,300	4,479,708
Gilead Sciences, Inc. (a)	274,100	12,466,068
Vertex Pharmaceuticals, Inc. (a) (b)	59,200	2,419,504

		19,365,280

Capital Markets—5.8%
BlackRock, Inc.	11,700	2,547,792
Franklin Resources, Inc.	87,100	9,659,390
Invesco, Ltd.	382,000	8,369,620
Morgan Stanley	237,900	6,968,091
Northern Trust Corp.	125,900	6,957,234
The Charles Schwab Corp.	336,700	6,292,923
The Goldman Sachs Group, Inc.	49,800	8,497,374

		49,292,424

Chemicals—1.6%
Monsanto Co.	49,600	3,542,432
Praxair, Inc.	124,000	10,292,000

		13,834,432

Commercial Banks—2.4%
PNC Financial Services Group, Inc.	80,300	4,793,910
U.S. Bancorp	340,600	8,814,728
Wells Fargo & Co.	218,700	6,805,944

		20,414,582

Commercial Services & Supplies—0.4%
Republic Services, Inc.	125,900	3,653,618

Communications Equipment—4.1%
Cisco Systems, Inc. (a)	434,100	11,299,623
Juniper Networks, Inc. (a)	300,500	9,219,340
QUALCOMM, Inc.	329,400	13,831,506

		34,350,469

Computers & Peripherals—8.1%
Apple, Inc. (a)	241,300	56,688,609
Hewlett-Packard Co.	101,300	5,384,095
International Business Machines Corp.	51,800	6,643,350

		68,716,054

Consumer Finance—1.0%
American Express Co.	203,200	8,384,032

Security Description	Shares	Value

Diversified Financial Services—3.5%
CME Group, Inc.	12,400	$3,919,764
IntercontinentalExchange, Inc. (a)	67,300	7,549,714
JPMorgan Chase & Co.	411,000	18,392,250

		29,861,728

Electrical Equipment—0.5%
Rockwell Automation, Inc. (b)	77,100	4,345,356

Electronic Equipment, Instruments & Components—1.0%
Dolby Laboratories, Inc. (Class A) (a)	139,900	8,207,933

Energy Equipment & Services—2.6%
Cameron International Corp. (a)	141,000	6,043,260
FMC Technologies, Inc. (a)	41,300	2,669,219
Schlumberger, Ltd.	208,500	13,231,410

		21,943,889

Food & Staples Retailing—0.8%
Costco Wholesale Corp.	109,400	6,532,274

Health Care Equipment & Supplies—1.7%
Intuitive Surgical, Inc. (a)	22,030	7,669,304
Stryker Corp.	120,300	6,883,566

		14,552,870

Health Care Providers & Services—6.2%
Express Scripts, Inc. (a)	197,000	20,046,720
McKesson Corp.	116,400	7,649,808
Medco Health Solutions, Inc. (a)	389,100	25,120,296

		52,816,824

Hotels, Restaurants & Leisure—3.3%
Carnival Corp. (a)	50,300	1,955,664
Marriott International, Inc. (b)	262,660	8,279,043
MGM Mirage (a) (b)	140,300	1,683,600
Starbucks Corp. (a)	447,000	10,848,690
Starwood Hotels & Resorts Worldwide, Inc. (b)	111,300	5,191,032

		27,958,029

Household Products—0.8%
Procter & Gamble Co.	107,505	6,801,841

Industrial Conglomerates—1.2%
3M Co.	72,400	6,050,468
McDermott International, Inc. (a)	160,800	4,328,736

		10,379,204

Insurance—0.5%
SunLife Financial, Inc. (CAD)	124,600	4,007,958

Internet & Catalog Retail—4.9%
Amazon.com, Inc. (a) (b)	220,800	29,969,184
Liberty Media Interactive (Series A) (a)	442,900	6,780,799
priceline.com, Inc. (a) (b)	17,300	4,411,500

		41,161,483

MSF-183

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet Software & Services—9.2%
Akamai Technologies, Inc. (a) (b)	125,800	$3,951,378
Baidu, Inc. (ADR) (a)	20,280	12,107,160
eBay, Inc. (a)	300,500	8,098,475
Google, Inc. (Class A) (a)	79,200	44,907,192
Tencent Holdings, Ltd. (HKD)	455,400	9,108,943

		78,173,148

IT Services—6.5%
Accenture plc	199,400	8,364,830
Automatic Data Processing, Inc.	108,200	4,811,654
Mastercard, Inc.	42,100	10,693,400
The Western Union Co.	160,400	2,720,384
Visa, Inc.	308,100	28,046,343

		54,636,611

Life Sciences Tools & Services—0.4%
Illumina, Inc. (a) (b)	82,500	3,209,250

Machinery—4.6%
Bucyrus International, Inc.	60,900	4,018,791
Danaher Corp. (b)	325,400	26,002,714
Deere & Co.	57,600	3,424,896
PACCAR, Inc. (b)	128,500	5,569,190

		39,015,591

Media—1.7%
The McGraw-Hill Cos., Inc.	152,900	5,450,885
The Walt Disney Co.	253,600	8,853,176

		14,304,061

Metals & Mining—1.1%
Agnico-Eagle Mines, Ltd.	37,000	2,059,790
BHP Billiton, Ltd. (AUD)	176,700	7,082,278

		9,142,068

Multiline Retail—0.6%
Kohl’s Corp. (a)	90,600	4,963,068

Oil, Gas & Consumable Fuels—3.5%
EOG Resources, Inc.	66,700	6,199,098
Murphy Oil Corp.	73,100	4,107,489
Petroleo Brasileiro S.A. (ADR)	268,900	10,645,751
Suncor Energy, Inc.	264,000	8,590,560

		29,542,898

Pharmaceuticals—1.2%
Allergan, Inc.	160,700	10,496,924

Road & Rail—0.2%
Union Pacific Corp.	25,700	1,883,810

Semiconductors & Semiconductor Equipment—3.0%
ASML Holding NV (b)	109,600	3,879,840
Broadcom Corp. (a)	133,400	4,426,212
Intel Corp.	90,400	2,012,304
Marvell Technology Group, Ltd. (a)	429,700	8,757,286
NVIDIA Corp. (a)	244,600	4,251,148
Samsung Electronics Co., Ltd. (KRW)	3,072	2,221,907

		25,548,697

Security Description	Shares	Value

Software—2.2%
Autodesk, Inc. (a)	125,800	$3,701,036
McAfee, Inc. (a)	147,500	5,919,175
Microsoft Corp.	220,400	6,451,108
Salesforce.com, Inc. (a) (b)	34,000	2,531,300

		18,602,619

Specialty Retail—2.7%
AutoZone, Inc. (a)	39,100	6,767,819
Carmax, Inc. (a)	179,700	4,514,064
Lowe’s Cos., Inc.	347,200	8,416,128
O’Reilly Automotive, Inc. (a) (b)	72,400	3,019,804

		22,717,815

Textiles, Apparel & Luxury Goods—1.7%
Coach, Inc.	182,500	7,212,400
Nike, Inc. (b)	95,500	7,019,250

		14,231,650

Trading Companies & Distributors—0.7%
Fastenal Co. (b)	121,400	5,825,986

Wireless Telecommunication Services—4.2%
American Tower Corp. (Class A) (a)	315,000	13,422,150
Crown Castle International Corp. (a)	494,878	18,919,186
Leap Wireless International, Inc. (a) (b)	97,200	1,590,192
MetroPCS Communications, Inc. (a) (b)	188,700	1,335,996

		35,267,524

Total Common Stock (Identified Cost $683,415,864)		844,106,271

Short Term Investments—5.4%

Mutual Funds—5.4%
State Street Navigator Securities Lending Prime Portfolio (c)	42,389,987	42,389,987
T. Rowe Price Reserve Investment Fund (d)	3,016,632	3,016,632

Total Short Term Investments (Identified Cost $45,406,619)		45,406,619

Total Investments—105.1% (Identified Cost $728,822,483) (e)		889,512,890
Liabilities in excess of other assets		(43,408,107)

Net Assets—100.0%		$846,104,783

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $41,980,167 and the collateral received consisted of cash in the amount of $42,389,987 and non-cash collateral with a value of $797,513. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.

MSF-184

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	Affiliated Issuer. See below.
(e)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $728,822,483 and the composition of unrealized appreciation and depreciation of investment securities was $168,062,595 and $(7,372,188), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(HKD)—	Hong Kong Dollar
(KRW)—	South Korean Won

Affiliated Issuer
Security Description	Number of Shares Held at 12/31/2009	Shares Purchased Since 12/31/2009	Shares Sold Since 12/31/2009	Number of Shares Held at 3/31/2010	Realized Gain/Loss on shares sold	Income For Period Ended 3/31/2010
T. Rowe Price Reserve Investment Fund	5,731,571	23,845,908	26,560,847	3,016,632	$0	$2,565

MSF-185

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$10,250,839	$—	$—	$10,250,839
Air Freight & Logistics	12,224,120	—	—	12,224,120
Beverages	7,489,312	—	—	7,489,312
Biotechnology	19,365,280	—	—	19,365,280
Capital Markets	49,292,424	—	—	49,292,424
Chemicals	13,834,432	—	—	13,834,432
Commercial Banks	20,414,582	—	—	20,414,582
Commercial Services & Supplies	3,653,618	—	—	3,653,618
Communications Equipment	34,350,469	—	—	34,350,469
Computers & Peripherals	68,716,054	—	—	68,716,054
Consumer Finance	8,384,032	—	—	8,384,032
Diversified Financial Services	29,861,728	—	—	29,861,728
Electrical Equipment	4,345,356	—	—	4,345,356
Electronic Equipment, Instruments & Components	8,207,933	—	—	8,207,933
Energy Equipment & Services	21,943,889	—	—	21,943,889
Food & Staples Retailing	6,532,274	—	—	6,532,274
Health Care Equipment & Supplies	14,552,870	—	—	14,552,870
Health Care Providers & Services	52,816,824	—	—	52,816,824
Hotels, Restaurants & Leisure	27,958,029	—	—	27,958,029
Household Products	6,801,841	—	—	6,801,841
Industrial Conglomerates	10,379,204	—	—	10,379,204
Insurance	—	4,007,958	—	4,007,958
Internet & Catalog Retail	41,161,483	—	—	41,161,483
Internet Software & Services	69,064,205	9,108,943	—	78,173,148
IT Services	54,636,611	—	—	54,636,611
Life Sciences Tools & Services	3,209,250	—	—	3,209,250
Machinery	39,015,591	—	—	39,015,591
Media	14,304,061	—	—	14,304,061
Metals & Mining	2,059,790	7,082,278	—	9,142,068
Multiline Retail	4,963,068	—	—	4,963,068
Oil, Gas & Consumable Fuels	29,542,898	—	—	29,542,898
Pharmaceuticals	10,496,924	—	—	10,496,924
Road & Rail	1,883,810	—	—	1,883,810
Semiconductors & Semiconductor Equipment	23,326,790	2,221,907	—	25,548,697
Software	18,602,619	—	—	18,602,619
Specialty Retail	22,717,815	—	—	22,717,815
Textiles, Apparel & Luxury Goods	14,231,650	—	—	14,231,650
Trading Companies & Distributors	5,825,986	—	—	5,825,986
Wireless Telecommunication Services	35,267,524	—	—	35,267,524

Total Common Stock	821,685,185	22,421,086	—	844,106,271

Short Term Investments *	45,406,619	—	—	45,406,619

Total Investments	$867,091,804	$22,421,086	$—	$889,512,890

*	See Schedule of Investments for additional detailed categorizations.

MSF-186

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—99.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
DynCorp International, Inc. (a)	44,900	$515,901
Esterline Technologies Corp. (a) (b)	28,800	1,423,584
GenCorp, Inc. (a) (b)	141,900	817,344
Heico Corp. (Class A)	15,900	630,912
Hexcel Corp. (a)	71,400	1,031,016
Taser International, Inc. (a)	46,200	270,732
TransDigm Group, Inc. (a)	42,300	2,243,592
Triumph Group, Inc. (b)	14,100	988,269

		7,921,350

Air Freight & Logistics—0.9%
HUB Group, Inc. (Class A) (a)	67,100	1,877,458
UTi Worldwide, Inc.	131,700	2,017,644

		3,895,102

Airlines—0.9%
Allegiant Travel Co. (a) (b)	32,000	1,851,520
UAL Corp. (a) (b)	114,700	2,242,385

		4,093,905

Auto Components—1.0%
Gentex Corp.	46,200	897,204
Tenneco, Inc. (a)	57,200	1,352,780
TRW Automotive Holdings Corp. (a)	74,700	2,134,926

		4,384,910

Beverages—0.4%
Boston Beer Co., Inc. (a)	35,887	1,875,455

Biotechnology—6.7%
Acorda Therapeutics, Inc. (a)	25,500	872,100
Affymax, Inc. (a) (b)	13,300	311,619
Alexion Pharmaceuticals, Inc. (a)	56,100	3,050,157
Alkermes, Inc. (a) (b)	69,500	901,415
Allos Therapeutics, Inc. (a) (b)	26,800	199,124
Alnylam Pharmaceuticals, Inc. (a) (b)	26,000	442,520
AMAG Pharmaceuticals, Inc. (a) (b)	5,300	185,023
Array Biopharma, Inc. (a) (b)	33,400	91,516
BioMarin Pharmaceutical, Inc. (a) (b)	80,800	1,888,296
Cepheid, Inc. (a) (b)	40,700	711,436
Cubist Pharmaceuticals, Inc. (a)	41,400	933,156
Human Genome Sciences, Inc. (a)	130,000	3,926,000
Idenix Pharmaceuticals, Inc. (a)	39,200	110,544
Incyte Corp., Ltd. (a) (b)	251,800	3,515,128
InterMune, Inc. (a)	39,200	1,747,144
Isis Pharmaceuticals, Inc. (a) (b)	20,100	219,492
Lexicon Pharmaceuticals, Inc. (a) (b)	75,400	111,592
Momenta Pharmaceuticals, Inc. (a)	28,100	420,657
Myriad Genetics, Inc. (a)	33,400	803,270
Myriad Pharmaceuticals, Inc. (a) (b)	10,625	48,025
Onyx Pharmaceuticals, Inc. (a)	42,100	1,274,788
OSI Pharmaceuticals, Inc. (a) (b)	42,400	2,524,920
Pharmasset, Inc. (a) (b)	26,400	707,520
Regeneron Pharmaceuticals, Inc. (a)	70,700	1,872,843
Rigel Pharmaceuticals, Inc. (a) (b)	8,400	66,948
Seattle Genetics, Inc. (a) (b)	61,000	728,340
Senomyx, Inc. (a) (b)	67,300	220,407
Theravance, Inc. (a) (b)	29,000	386,280

Security Description	Shares	Value

Biotechnology—(Continued)
United Therapeutics Corp. (a) (b)	32,200	$1,781,626
Zymogenetics, Inc. (a)	36,900	211,437

		30,263,323

Building Products—0.0%
Builders FirstSource, Inc. (a)	42,100	132,615

Capital Markets—2.0%
Affiliated Managers Group, Inc. (a) (b)	37,849	2,990,071
Cohen & Steers, Inc. (b)	12,200	304,512
E*TRADE Financial Corp. (a)	289,300	477,345
Greenhill & Co., Inc.	16,000	1,313,440
Knight Capital Group, Inc. (a) (b)	60,200	918,050
Penson Worldwide, Inc. (a) (b)	21,200	213,484
RiskMetrics Group, Inc. (a)	74,800	1,691,228
Stifel Financial Corp. (a) (b)	19,700	1,058,875

		8,967,005

Chemicals—1.6%
Airgas, Inc.	17,600	1,119,712
Intrepid Potash, Inc. (a) (b)	38,100	1,155,573
Koppers Holdings, Inc.	38,400	1,087,488
Nalco Holding Co.	48,300	1,175,139
The Scotts Miracle-Gro Co.	13,900	644,265
W.R. Grace & Co. (a) (c)	79,000	2,193,040

		7,375,217

Commercial Banks—1.5%
Glacier Bancorp, Inc.	60,100	915,323
Pinnacle Financial Partners, Inc. (a) (b)	45,700	690,527
Signature Bank (a)	59,300	2,197,065
SVB Financial Group (a) (b)	38,400	1,791,744
Texas Capital Bancshares, Inc. (a) (b)	67,900	1,289,421

		6,884,080

Commercial Services & Supplies—1.5%
Cenveo, Inc. (a)	121,500	1,052,190
Clean Harbors, Inc. (a)	20,800	1,155,648
Rollins, Inc.	40,700	882,376
The Brink’s Co.	19,200	542,016
U.S. Ecology, Inc.	24,700	397,670
Waste Connections, Inc. (a)	84,400	2,866,224

		6,896,124

Communications Equipment—4.2%
Acme Packet, Inc. (a)	39,100	753,848
Adtran, Inc. (b)	57,300	1,509,855
Arris Group, Inc. (a)	87,700	1,053,277
Blue Coat Systems, Inc. (a) (b)	75,500	2,343,520
Brocade Communications Systems, Inc. (a)	90,700	517,897
Cogo Group, Inc. (a) (b)	73,200	511,668
CommScope, Inc. (a)	71,100	1,992,222
Comtech Telecommunications Corp. (a)	47,900	1,532,321
F5 Networks, Inc. (a)	62,800	3,862,828
JDS Uniphase Corp. (a)	111,100	1,392,083
Plantronics, Inc. (b)	50,700	1,585,896
Polycom, Inc. (a) (b)	59,093	1,807,064

		18,862,479

MSF-187

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Computers & Peripherals—0.3%
Synaptics, Inc. (a) (b)	44,000	$1,214,840

Construction & Engineering—0.3%
MYR Group, Inc. (a) (b)	26,200	427,322
Quanta Services, Inc. (a)	42,124	807,096

		1,234,418

Consumer Finance—0.1%
World Acceptance Corp. (a) (b)	16,000	577,280

Containers & Packaging—0.5%
Crown Holdings, Inc. (a)	46,300	1,248,248
Greif, Inc.	14,900	818,308

		2,066,556

Distributors—0.3%
LKQ Corp. (a)	61,500	1,248,450

Diversified Consumer Services—1.5%
American Public Education, Inc. (a) (b)	21,100	983,260
Capella Education Co. (a) (b)	20,300	1,884,652
ITT Educational Services, Inc. (a) (b)	11,300	1,271,024
Matthews International Corp.	32,500	1,153,750
Steiner Leisure, Ltd. (a)	32,300	1,431,536

		6,724,222

Diversified Financial Services—0.9%
Interactive Brokers Group, Inc. (a) (b)	53,300	860,795
MSCI, Inc. (a)	84,300	3,043,230
NewStar Financial, Inc. (a)	61,100	389,818

		4,293,843

Diversified Telecommunication Services—0.4%
Premiere Global Services, Inc. (a)	72,000	594,720
tw telecom, inc. (a)	74,400	1,350,360

		1,945,080

Electrical Equipment—2.1%
Acuity Brands, Inc. (b)	56,800	2,397,528
General Cable Corp. (a) (b)	37,100	1,001,700
II-VI, Inc. (a)	53,300	1,803,672
Thomas & Betts Corp. (b)	40,700	1,597,068
Woodward Governor Co. (b)	82,200	2,628,756

		9,428,724

Electronic Equipment, Instruments & Components—1.9%
Anixter International, Inc. (a)	26,000	1,218,100
CyberOptics Corp. (a) (b)	103,937	970,772
Dolby Laboratories, Inc. (Class A) (a)	50,700	2,974,569
Itron, Inc. (a) (b)	22,400	1,625,568
Rofin-Sinar Technologies, Inc. (a)	31,400	710,268
Trimble Navigation, Ltd. (a) (b)	31,200	896,064
TTM Technologies, Inc. (a) (b)	27,800	246,864

		8,642,205

Security Description	Shares	Value

Energy Equipment & Services—3.6%
Atwood Oceanics, Inc. (a)	49,300	$1,707,259
Complete Production Services, Inc. (a) (b)	97,200	1,122,660
Core Laboratories NV (b)	26,000	3,400,800
Dawson Geophysical Co. (a) (b)	14,800	432,752
Dresser-Rand Group, Inc. (a)	9,300	292,206
Gulf Island Fabrication, Inc.	33,500	728,625
ION Geophysical Corp. (a) (b)	76,600	376,872
Oceaneering International, Inc. (a)	24,400	1,549,156
Oil States International, Inc. (a)	62,300	2,824,682
Superior Energy Services, Inc. (a)	67,200	1,412,544
Tesco Corp. (a)	69,500	811,065
Tetra Technologies, Inc. (a)	75,700	925,054
Unit Corp. (a)	11,800	498,904

		16,082,579

Food Products—0.3%
American Italian Pasta Co. (Class A) (a) (b)	36,100	1,403,207

Health Care Equipment & Supplies—3.1%
American Medical Systems Holdings, Inc. (a) (b)	67,900	1,261,582
ArthroCare Corp. (a)	26,500	787,580
Edwards Lifesciences Corp. (a)	18,600	1,839,168
IDEXX Laboratories, Inc. (a) (b)	42,000	2,417,100
Immucor, Inc. (a) (b)	48,850	1,093,752
Integra LifeSciences Holdings Corp. (a) (b)	17,300	758,259
Masimo Corp. (a) (b)	31,700	841,635
Meridian Bioscience, Inc. (b)	83,500	1,700,895
Orthofix International NV (a) (b)	24,500	891,310
Stereotaxis, Inc. (a) (b)	29,800	149,298
STERIS Corp. (b)	27,800	935,748
Thoratec Corp. (a) (b)	42,900	1,435,005

		14,111,332

Health Care Providers & Services—4.6%
Alliance HealthCare Services, Inc. (a) (b)	76,100	427,682
Amedisys, Inc. (a) (b)	32,733	1,807,516
Catalyst Health Solutions, Inc. (a)	45,400	1,878,652
Centene Corp. (a)	52,100	1,252,484
Chemed Corp.	14,300	777,634
Chindex International, Inc. (a) (b)	19,700	232,657
Corvel Corp. (a)	19,300	689,975
Gentiva Health Services, Inc. (a)	57,900	1,637,412
Healthsouth Corp. (a) (b)	82,700	1,546,490
Healthspring, Inc. (a)	32,400	570,240
Healthways, Inc. (a)	30,200	485,314
inVentiv Health, Inc. (a)	32,700	734,442
Mednax, Inc. (a)	19,600	1,140,524
PharMerica Corp. (a)	73,300	1,335,526
PSS World Medical, Inc. (a) (b)	48,200	1,133,182
Psychiatric Solutions, Inc. (a) (b)	37,600	1,120,480
Sun Healthcare Group, Inc. (a)	75,700	722,178
Tenet Healthcare Corp. (a)	362,200	2,071,784
VCA Antech, Inc. (a) (b)	50,400	1,412,712

		20,976,884

Health Care Technology—1.1%
Allscripts-Misys Heathcare Solutions, Inc. (a) (b)	53,700	1,050,372
Cerner Corp. (a) (b)	20,600	1,752,236

MSF-188

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Technology—(Continued)
Eclipsys Corp. (a)	32,900	$654,052
MedAssets, Inc. (a) (b)	37,400	785,400
Phase Forward, Inc. (a)	28,500	372,495
Vital Images, Inc. (a)	23,200	375,144

		4,989,699

Hotels, Restaurants & Leisure—3.0%
CEC Entertainment, Inc. (a) (b)	25,300	963,677
Chipotle Mexican Grill, Inc. (Class A) (a)	17,500	1,971,725
Choice Hotels International, Inc. (b)	18,900	657,909
Denny’s Corp. (a)	124,500	478,080
P.F. Chang’s China Bistro, Inc. (a) (b)	31,600	1,394,508
Panera Bread Co. (a) (b)	23,800	1,820,462
Red Robin Gourmet Burgers, Inc. (a) (b)	23,000	562,120
The Cheesecake Factory (a) (b)	83,100	2,248,686
WMS Industries, Inc.	77,350	3,244,059

		13,341,226

Household Durables—0.7%
Jarden Corp. (a)	39,200	1,304,968
Tempur-Pedic International, Inc. (a)	63,300	1,909,128

		3,214,096

Household Products—0.3%
Church & Dwight Co., Inc.	23,500	1,573,325

Insurance—1.0%
Amtrust Financial Services, Inc. (b)	53,200	742,140
HCC Insurance Holdings, Inc.	63,600	1,755,360
Navigators Group, Inc. (a)	15,200	597,816
StanCorp Financial Group, Inc.	28,400	1,352,692

		4,448,008

Internet & Catalog Retail—1.4%
Blue Nile, Inc. (a) (b)	5,325	292,982
HSN, Inc. (a)	28,000	824,320
PetMed Express, Inc. (b)	40,100	889,017
priceline.com, Inc. (a)	13,900	3,544,500
Shutterfly, Inc. (a)	40,400	973,236

		6,524,055

Internet Software & Services—2.1%
Art Technology Group, Inc. (a) (b)	116,700	514,647
AsiaInfo Holdings, Inc. (a) (b)	43,700	1,157,176
j2 Global Communications, Inc. (a) (b)	58,000	1,357,200
MercadoLibre, Inc. (a) (b)	33,300	1,605,393
Monster Worldwide, Inc. (a) (b)	16,000	265,760
Perficient, Inc. (a)	86,500	974,855
RealNetworks, Inc. (a)	131,400	634,662
SINA Corp. (a)	31,900	1,202,311
Sohu.com, Inc. (a)	22,000	1,201,200
ValueClick, Inc. (a)	70,000	709,800

		9,623,004

IT Services—3.7%
CACI International, Inc. (Class A) (a)	8,600	420,110
Cybersource Corp. (a)	102,900	1,815,156

Security Description	Shares	Value

IT Services—(Continued)
Genpact, Ltd. (a)	64,300	$1,078,311
Global Payments, Inc.	58,220	2,651,921
Heartland Payment Systems, Inc. (b)	20,760	386,136
Mantech International Corp. (a) (b)	13,800	673,854
NCI, Inc. (a)	96,169	2,907,189
NeuStar, Inc. (a)	46,400	1,169,280
SRA International, Inc. (a)	37,100	771,309
TeleTech Holdings, Inc. (a)	60,700	1,036,756
TNS, Inc. (a)	57,118	1,273,731
Unisys Corp. (a)	35,409	1,235,420
VeriFone Holdings, Inc. (a)	29,000	586,090
Wright Express Corp. (a)	27,000	813,240

		16,818,503

Leisure Equipment & Products—0.9%
Brunswick Corp. (b)	80,000	1,277,600
Polaris Industries, Inc.	36,500	1,867,340
Pool Corp.	42,600	964,464

		4,109,404

Life Sciences Tools & Services—1.9%
Bio-Rad Laboratories, Inc. (a)	13,400	1,387,168
Dionex Corp. (a)	11,600	867,448
eResearch Technology, Inc. (a)	49,700	343,427
Exelixis, Inc. (a) (b)	91,400	554,798
Illumina, Inc. (a) (b)	49,300	1,917,770
Mettler Toledo International, Inc. (a)	19,900	2,173,080
Parexel International Corp. (a) (b)	48,300	1,125,873

		8,369,564

Machinery—4.9%
Actuant Corp.	146,400	2,862,120
Bucyrus International, Inc.	15,800	1,042,642
Chart Industries, Inc. (a)	53,200	1,064,000
Gardner Denver, Inc. (a)	63,000	2,774,520
Graco, Inc.	57,300	1,833,600
IDEX Corp.	53,900	1,784,090
John Bean Technologies Corp.	52,800	926,112
Nordson Corp.	25,700	1,745,544
Robbins & Myers, Inc.	29,100	693,162
The Middleby Corp. (a) (b)	31,600	1,819,844
Toro Co.	50,600	2,488,002
Valmont Industries, Inc. (b)	12,600	1,043,658
Wabtec Corp. (b)	44,900	1,891,188

		21,968,482

Marine—0.4%
Horizon Lines, Inc.	50,600	275,264
Kirby Corp. (a) (b)	41,600	1,587,040

		1,862,304

Media—2.3%
CTC Media, Inc. (a)	57,900	997,038
John Wiley & Sons, Inc.	42,100	1,822,088
Knology, Inc. (a)	56,500	759,360
Liberty Media Capital Corp. (Series A) (a)	95,800	3,484,246
Madison Square Garden, Inc. (a)	20,700	449,811

MSF-189

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Media—(Continued)
National CineMedia, Inc. (b)	50,000	$863,000
SIRIUS XM Radio, Inc. (a) (b)	2,426,700	2,112,442

		10,487,985

Metals & Mining—0.7%
Carpenter Technology Corp.	35,600	1,302,960
Compass Minerals International, Inc.	23,900	1,917,497

		3,220,457

Multiline Retail—0.5%
Big Lots, Inc. (a)	65,400	2,381,868

Oil, Gas & Consumable Fuels—3.3%
Alpha Natural Resources, Inc. (a)	18,870	941,424
Arena Resources, Inc. (a) (b)	48,100	1,606,540
Atlas Energy, Inc. (a) (b)	62,600	1,948,112
Bill Barrett Corp. (a) (b)	34,700	1,065,637
Cabot Oil & Gas Corp.	11,300	415,840
Comstock Resources, Inc. (a)	53,300	1,694,940
Concho Resources, Inc. (a) (b)	58,500	2,946,060
Penn Virginia Corp.	38,700	948,150
Rex Energy Corp. (a) (b)	33,900	386,121
St. Mary Land & Exploration Co.	61,300	2,133,853
Whiting Petroleum Corp. (a)	12,100	978,164

		15,064,841

Personal Products—1.3%
Alberto-Culver Co.	55,800	1,459,170
Herbalife, Ltd.	47,300	2,181,476
NBTY, Inc. (a)	47,000	2,255,060

		5,895,706

Pharmaceuticals—1.4%
Cadence Pharmaceuticals, Inc. (a) (b)	35,400	323,202
MAP Pharmaceuticals, Inc. (a) (b)	13,300	211,337
Salix Pharmaceuticals, Ltd. (a)	50,800	1,892,300
The Medicines Co. (a)	85,800	672,672
Valeant Pharmaceuticals International (a)	60,100	2,578,891
ViroPharma, Inc. (a)	38,400	523,392
XenoPort, Inc. (a) (b)	28,100	260,206

		6,462,000

Professional Services—1.3%
Huron Consulting Group, Inc. (a) (b)	27,600	560,280
IHS, Inc. (a)	22,600	1,208,422
Korn/Ferry International (a) (b)	52,100	919,565
Resources Connection, Inc. (a) (b)	78,800	1,510,596
Towers Watson & Co.	31,500	1,496,250

		5,695,113

Real Estate Investment Trusts—0.6%
DuPont Fabros Technology, Inc.	28,100	606,679
Taubman Centers, Inc. (b)	49,200	1,964,064

		2,570,743

Real Estate Management & Development—0.8%
Forest City Enterprises, Inc. (a) (b)	86,700	1,249,347

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
Jones Lang LaSalle, Inc. (b)	30,800	$2,245,012

		3,494,359

Road & Rail—1.1%
Avis Budget Group, Inc. (a) (b)	125,400	1,442,100
Landstar System, Inc.	53,200	2,233,336
Old Dominion Freight Line, Inc. (a)	40,100	1,338,939

		5,014,375

Semiconductors & Semiconductor Equipment—5.6%
Advanced Energy Industries, Inc. (a)	52,000	861,120
Atheros Communications, Inc. (a)	44,000	1,703,240
Atmel Corp. (a)	320,000	1,609,600
Cabot Microelectronics Corp. (a)	17,600	665,808
Cymer, Inc. (a) (b)	43,000	1,603,900
Cypress Semiconductor Corp. (a)	117,600	1,352,400
Diodes, Inc. (a)	44,900	1,005,760
FEI Co. (a)	38,400	879,744
Intersil Corp.	28,464	420,128
Micrel, Inc. (b)	76,300	813,358
Microsemi Corp. (a)	111,800	1,938,612
ON Semiconductor Corp. (a)	261,800	2,094,400
Pericom Semiconductor Corp. (a)	41,235	441,627
PMC-Sierra, Inc. (a)	144,200	1,286,264
Semtech Corp. (a)	95,800	1,669,794
Silicon Laboratories, Inc. (a) (b)	53,500	2,550,345
Tessera Technologies, Inc. (a)	36,700	744,276
Varian Semiconductor Equipment Associates, Inc. (a)	73,750	2,442,600
Veeco Instruments, Inc. (a) (b)	31,900	1,387,650

		25,470,626

Software—7.7%
Actuate Corp. (a) (b)	128,619	718,980
ANSYS, Inc. (a)	39,230	1,692,382
Blackboard, Inc. (a) (b)	53,400	2,224,644
Commvault Systems, Inc. (a)	45,200	965,020
Epicor Software Corp. (a) (b)	54,400	520,064
FactSet Research Systems, Inc.	45,700	3,353,009
Informatica Corp. (a)	149,100	4,004,826
Jack Henry & Associates, Inc. (b)	29,500	709,770
Kenexa Corp. (a)	47,800	657,250
MICROS Systems, Inc. (a)	74,100	2,436,408
Monotype Imaging Holdings, Inc. (a)	95,505	929,264
Net 1 UEPS Technologies, Inc. (a)	47,200	868,008
Opnet Technologies, Inc.	26,600	428,792
Parametric Technology Corp. (a)	79,900	1,442,195
Progress Software Corp. (a)	17,000	534,310
Quest Software, Inc. (a)	61,400	1,092,306
Rosetta Stone, Inc. (a)	18,600	442,308
Rovi Corp. (a)	110,500	4,102,865
Solera Holdings, Inc.	53,400	2,063,910
Sybase, Inc. (a) (b)	59,300	2,764,566
Taleo Corp. (a)	62,470	1,618,598
TIBCO Software, Inc. (a)	121,900	1,315,301

		34,884,776

MSF-190

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Specialty Retail—4.3%
Aaron’s, Inc. (b)	44,200	$1,473,628
Aeropostale, Inc. (a) (b)	95,925	2,765,518
Dress Barn, Inc. (a)	74,600	1,951,536
Guess?, Inc.	37,900	1,780,542
Gymboree Corp. (a) (b)	59,800	3,087,474
Hibbett Sports, Inc. (a) (b)	40,550	1,037,269
J. Crew Group, Inc. (a) (b)	33,300	1,528,470
Monro Muffler Brake, Inc.	18,200	650,832
Office Depot, Inc. (a)	186,800	1,490,664
The Children’s Place Retail Stores, Inc. (a) (b)	26,500	1,180,575
Tractor Supply Co. (a) (b)	38,200	2,217,510
Zumiez, Inc. (a) (b)	16,000	327,840

		19,491,858

Textiles, Apparel & Luxury Goods—2.8%
Deckers Outdoor Corp. (a)	15,300	2,111,400
Fossil, Inc. (a) (b)	51,949	1,960,555
Hanesbrands, Inc. (a)	78,100	2,172,742
Iconix Brand Group, Inc. (a) (b)	48,200	740,352
Phillips-Van Heusen Corp.	60,000	3,441,600
The Warnaco Group, Inc. (a)	48,900	2,333,019

		12,759,668

Thrifts & Mortgage Finance—0.4%
Danvers Bancorp, Inc. (b)	41,100	568,413
MGIC Investment Corp. (a) (b)	34,000	372,980
Radian Group, Inc. (b)	47,200	738,208

		1,679,601

Trading Companies & Distributors—1.0%
Beacon Roofing Supply, Inc. (a)	73,900	1,413,707
MSC Industrial Direct Co.	39,500	2,003,440
RSC Holdings, Inc. (a) (b)	84,400	671,824
United Rentals, Inc. (a) (b)	51,600	484,008

		4,572,979

Wireless Telecommunication Services—0.8%
SBA Communications Corp. (a) (b)	75,800	2,734,106
Syniverse Holdings, Inc. (a)	40,000	778,800

		3,512,906

Total Common Stock (Identified Cost $395,804,880)		451,002,716

Short Term Investments—14.9%
Security Description	Shares	Value

Mutual Funds—14.9%
State Street Navigator Securities Lending Prime Portfolio (d)	63,851,589	$63,851,589
T. Rowe Price Reserve Investment Fund (e)	3,581,637	3,581,637

Total Short Term Investments (Identified Cost $67,433,226)		67,433,226

Total Investments—114.6% (Identified Cost $463,238,106) (f)		518,435,942
Liabilities in excess of other assets		(66,231,144)

Net Assets—100.0%		$452,204,798

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $62,273,314 and the collateral received consisted of cash in the amount of $63,851,589 and non-cash collateral with a value of $333,083. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Non-Income Producing; Defaulted Bond.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	Affiliated Issuer. See below.
(f)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $463,670,752 and the composition of unrealized appreciation and depreciation of investment securities was $88,878,708 and $(34,113,518), respectively.

Affiliated Issuer
Security Description	Number of Shares Held at 12/31/2009	Shares Purchased Since 12/31/2009	Shares Sold Since 12/31/2009	Number of Shares Held at 3/31/2010	Realized Gain/Loss on Shares Sold	Income For Period Ended 3/31/2010
T. Rowe Price Reserve Investment Fund	1,179,281	16,249,147	13,846,791	3,581,637	$0	$618

MSF-191

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock *	$451,002,716	$—	$—	$451,002,716

Total Short Term Investments *	67,433,226	—	—	67,433,226

Total Investments	$518,435,942	$—	$—	$518,435,942

*	See Schedule of Investments for additional detailed categorizations.

MSF-192

Metropolitan Series Fund, Inc.

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Common Stock—97.0% of Net Assets

Security Description	Shares	Value

Australia—1.0%
Woodside Petroleum, Ltd.	116,000	$4,978,449

Bermuda—1.8%
African Minerals, Ltd. (GBP) (a)	350,000	1,956,175
SeaDrill, Ltd. (NOK)	290,800	6,796,572

		8,752,747

Brazil—2.0%
Petroleo Brasileiro S.A. (ADR)	213,600	9,503,064

Canada—12.3%
First Quantum Minerals, Ltd.	93,300	7,676,937
IAMGOLD Corp. (USD) (b)	717,300	9,482,706
Kinross Gold Corp. (USD)	257,400	4,398,966
Osisko Mining Corp. (a) (b)	580,700	5,060,006
Osisko Mining Corp. (Additional Share Issue) (a)	100,300	871,607
Pacific Rubiales Energy Corp. (a)	469,400	9,118,557
Red Back Mining, Inc. (a)	632,100	12,913,971
Suncor Energy, Inc. (USD)	306,000	9,957,240
Timberwest Forest Corp.	60,600	268,498

		59,748,488

Channel Islands—2.5%
Randgold Resources, Ltd. (ADR) (b)	158,900	12,208,287

Kazakhstan—1.5%
KazMunaiGas Exploration Production (GDR)	288,388	7,114,532

Netherlands Antilles—2.9%
Schlumberger, Ltd. (USD)	225,000	14,278,500

Switzerland—7.2%
Noble Corp. (USD)	271,000	11,333,220
Transocean, Ltd. (USD) (a)	120,100	10,374,238
Weatherford International, Ltd. (USD) (a)	836,600	13,268,476

		34,975,934

United Kingdom—6.7%
Afren plc (a)	1,576,489	2,461,346
BHP Billiton plc	226,600	7,767,792
Heritage Oil plc (a)	501,600	4,275,669
Rio Tinto plc (ADR)	26,000	6,154,980
Vendeta Resources plc (b)	88,400	3,731,603
Xstrata plc	412,500	7,838,294

		32,229,684

United States—59.1%
AK Steel Holding Corp.	353,400	8,078,724
Alpha Natural Resources, Inc. (a)	291,600	14,547,924
Anadarko Petroleum Corp.	263,850	19,216,196
Apache Corp.	97,000	9,845,500
Archer-Daniels-Midland Co.	152,000	4,392,800
Berry Petroleum Co. (b)	248,024	6,984,356
Brigham Exploration Co. (a) (b)	435,200	6,941,440
Cameron International Corp. (a)	222,800	9,549,208
Cimarex Energy Co.	172,000	10,213,360
Concho Resources, Inc. (a)	169,350	8,528,466
Consol Energy, Inc.	50,200	2,141,532

Security Description	Shares	Value

United States—(Continued)
Crimson Exploration, Inc. (a) (b)	183,700	$536,404
Dril-Quip, Inc. (a)	150,900	9,180,756
EOG Resources, Inc.	86,600	8,048,604
EQT Corp.	102,500	4,202,500
Freeport-McMoRan Copper & Gold, Inc.	207,800	17,359,612
General Electric Co.	223,100	4,060,420
Green Plains Renewable Energy, Inc. (a)	67,400	961,798
Halliburton Co.	489,900	14,760,687
Holly Corp. (b)	142,100	3,966,011
Key Energy Services, Inc. (a)	352,600	3,367,330
Louisiana-Pacific Corp. (a) (b)	661,700	5,988,385
Mariner Energy, Inc. (a)	298,000	4,461,060
Massey Energy Co.	185,700	9,710,253
Monsanto Co.	56,300	4,020,946
MYR Group, Inc. (a) (b)	71,940	1,173,341
Newfield Exploration Co. (a)	332,700	17,317,035
Noble Energy, Inc.	163,900	11,964,700
NRG Energy, Inc. (a) (b)	80,500	1,682,450
Occidental Petroleum Corp.	195,700	16,544,478
Oceaneering International, Inc. (a)	81,500	5,174,435
Penn Virginia Corp.	97,800	2,396,100
Petrohawk Energy Corp. (a)	481,400	9,762,792
Pioneer Natural Resources Co.	105,800	5,958,656
Questar Corp.	108,800	4,700,160
Quicksilver Resources, Inc. (a) (b)	764,000	10,749,480
Steel Dynamics, Inc.	243,700	4,257,439
Terex Corp. (b)	155,000	3,520,050

		286,265,388

Total Common Stock (Identified Cost $364,493,554)		470,055,073

Short Term Investments—9.3%

United States—9.3%
AIM STIT- STIC Prime Portfolio	13,486,490	13,486,490
State Street Navigator Securities Lending Prime Portfolio (c)	31,655,266	31,655,266

Total Short Term Investments (Identified Cost $45,141,756)		45,141,756

Total Investments—106.3% (Identified Cost $409,635,310) (d)		515,196,829
Liabilities in excess of other assets		(30,692,104)

Net Assets—100.0%		$484,504,725

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $31,277,349 and the collateral received consisted of cash in the amount of $31,655,266. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $409,635,310 and the composition of unrealized appreciation and depreciation of investment securities was $109,610,205 and $(4,048,686), respectively.

MSF-193

Metropolitan Series Fund, Inc.

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depository Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(GBP)—	British Pound
(NOK)—	Norwegian Krone
(USD)—	U.S. Dollar

Ten Largest Industries as of March 31, 2010	Percentage of Net Assets
Oil, Gas & Consumable Fuels	47.2%
Metals & Mining	22.8%
Energy Equipment & Services	20.2%
Gas Utilities	1.8%
Paper & Forest Products	1.3%
Food Products	0.9%
Industrial Conglomerates	0.8%
Chemicals	0.8%
Machinery	0.7%
Independent Power Producers & Energy Traders	0.3%

MSF-194

Metropolitan Series Fund, Inc.

Van Eck Global Natural Resources Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$4,978,449	$—	$4,978,449
Bermuda	—	8,752,747	—	8,752,747
Brazil	9,503,064	—	—	9,503,064
Canada	23,838,912	35,909,576	—	59,748,488
Channel Islands	12,208,287	—	—	12,208,287
Kazakhstan	7,114,532	—	—	7,114,532
Netherlands Antilles	14,278,500	—	—	14,278,500
Switzerland	34,975,934	—	—	34,975,934
United Kingdom	6,154,980	26,074,704	—	32,229,684
United States	286,265,388	—	—	286,265,388

Total Common Stock	394,339,597	75,715,476	—	470,055,073

Total Short Term Investments *	45,141,756	—	—	45,141,756

Total Investments	$439,481,353	$75,715,476	$—	$515,196,829

*	See Schedule of Investments for additional detailed categorizations.

MSF-195

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—94.6% of Net Assets

Security Description	Par Amount	Value

Aerospace & Defense—0.7%
L-3 Communications Corp. 5.875%, 01/15/15	$870,000	$885,225
6.375%, 10/15/15	975,000	1,000,594
The Boeing Co. 4.875%, 02/15/20	990,000	1,012,905
TransDigm, Inc. (144A) 7.750%, 07/15/15	2,085,000	2,126,700

		5,025,424

Airlines—0.6%
Delta Air Lines, Inc. 6.417%, 07/02/12	440,000	437,250
6.821%, 08/10/22	842,698	842,698
8.021%, 02/10/24 (a)	1,041,074	957,788
Delta Air Lines, Inc. (144A) 9.500%, 09/15/14	380,000	399,475
Northwest Airlines, Inc. 1.175%, 05/20/14 (a)	1,811,537	1,557,922
United Air Lines, Inc. 9.750%, 01/15/17	510,000	536,775

		4,731,908

Asset Backed—3.5%
ACE Securities Corp. 0.376%, 02/25/31 (a)	1,268,723	1,036,338
Amortizing Residential Collateral Trust 2.046%, 08/25/32 (a)	83,435	25,683
Asset Backed Securities Corp. 3.080%, 04/15/33 (a)	47,808	16,065
Avis Budget Rental Car Funding AESOP, LLC (144A)
4.640%, 05/20/16	1,040,000	1,033,521
Bear Stearns Asset Backed Securities Trust 0.616%, 01/25/34 (a)	57,699	36,273
1.496%, 08/25/37 (a)	2,958,843	1,807,678
6.000%, 10/25/36	4,557,290	2,658,205
6.500%, 10/25/36	4,705,831	2,440,763
Countrywide Asset Backed Certificates 1.496%, 06/25/34 (a)	262,572	59,994
Countrywide Home Equity Loan Trust 0.370%, 12/25/31 (a)	1,818,690	903,263
Ellington Loan Acquisition Trust (144A) 1.246%, 05/25/37 (a)	2,656,211	2,320,437
1.496%, 05/25/37 (a)	4,400,000	1,950,038
EMC Mortgage Loan Trust (144A) 0.696%, 05/25/43 (a)	1,993,147	1,487,592
0.946%, 01/25/41 (a)	700,000	501,547
GSAMP Trust 0.336%, 07/05/36 (a)	847,399	70,274
GSAMP Trust (144A) 0.356%, 05/25/36 (a)	785,419	752,417
GSRPM Mortgage Loan Trust (144A) 0.546%, 03/25/35 (a)	1,639,663	1,298,802
Hertz Vehicle Financing, LLC (144A) 5.290%, 03/25/16	1,270,000	1,325,470
Indymac Seconds Asset Backed Trust 0.376%, 06/25/36 (a)	2,706,223	264,677

Security Description	Par Amount	Value

Asset Backed—(Continued)
Lehman XS Trust 0.366%, 06/25/37 (a)	$1,368,541	$753,267
Long Beach Mortgage Loan Trust 0.760%, 01/21/31 (a)	38,203	24,680
Mid-State Trust 7.340%, 07/01/35	434,214	430,342
Morgan Stanley Mortgage Loan Trust 0.396%, 03/25/36 (a)	1,460,610	360,734
Nelnet Student Loan Trust 1.729%, 04/25/24 (a)	1,680,000	1,766,066
RAAC Series (144A) 0.496%, 08/25/35 (a)	1,646,677	1,039,500
SACO I, Inc. 0.376%, 06/25/36 (a)	1,533,748	282,016
Sail Net Interest Margin Notes (144A) 5.500%, 03/27/34 (b)	35,690	0
7.750%, 04/27/33 (b)	783	0
Structured Asset Securities Corp. 0.496%, 11/25/37 (a)	1,707,445	1,587,368
Structured Asset Securities Corp. (144A) 0.356%, 02/25/36 (a)	1,596,124	75,638

		26,308,648

Auto Components—0.1%
Allison Transmission (144A) 11.250%, 11/01/15 (c) (d)	584,000	623,420

Automobiles—0.5%
Motors Liquidation Co. 8.250%, 07/15/23 (c) (e)	685,000	253,450
8.375%, 07/15/33 (c) (e)	8,670,000	3,251,250

		3,504,700

Beverages—0.4%
Anheuser-Busch InBev Worldwide, Inc. 5.375%, 01/15/20	1,280,000	1,320,423
Anheuser-Busch InBev Worldwide, Inc. (144A) 5.000%, 04/15/20	300,000	300,924
PepsiCo, Inc. 7.900%, 11/01/18	1,110,000	1,374,794

		2,996,141

Biotechnology—0.1%
Talecris Biotherapeutics Holdings Corp. (144A) 7.750%, 11/15/16	470,000	474,700

Capital Markets—0.6%
Lehman Brothers Holdings, Inc. 6.750%, 12/28/17 (e)	2,890,000	7,225
Merrill Lynch & Co., Inc. 6.875%, 04/25/18	350,000	377,184
Morgan Stanley 0.701%, 10/18/16 (a)	490,000	448,014
5.625%, 01/09/12 (c)	1,290,000	1,366,324
The Bear Stearns Cos., LLC 6.400%, 10/02/17	320,000	353,509

MSF-196

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Capital Markets—(Continued)
The Goldman Sachs Group, Inc. 4.500%, 06/15/10	$1,110,000	$1,118,281
UBS AG 3.875%, 01/15/15	910,000	897,745

		4,568,282

Chemicals—0.1%
Ashland, Inc. (144A) 9.125%, 06/01/17	775,000	868,000

Collateralized-Mortgage Obligation—12.0%
American Home Mortgage Investment Trust 0.536%, 11/25/45 (a)	1,273,147	774,220
5.294%, 06/25/45 (a)	2,752,793	2,174,457
Banc of America Funding Corp. 0.410%, 05/20/36 (a)	1,174,037	880,218
Banc of America Mortgage Securities, Inc. 4.789%, 09/25/35 (a)	3,448,657	2,897,072
5.198%, 12/25/34 (a)	7,841,869	7,260,860
Bear Stearns Adjustable Rate Mortgage Trust 4.330%, 10/25/35 (a)	2,700,000	2,115,285
Bear Stearns Asset Backed Securities Trust 0.476%, 04/25/36 (a)	2,582,393	1,193,185
Citigroup Mortgage Loan Trust, Inc. 3.538%, 12/25/35 (a)	4,798,191	2,678,194
Countrywide Alternative Loan Trust 0.446%, 05/25/36 (a)	2,347,143	1,199,087
Countrywide Home Loan Mortgage Pass-Through Trust (144A)
0.606%, 03/25/35 (a)	527,807	421,727
0.666%, 11/25/34 (a)	316,804	255,943
Crusade Global Trust 0.451%, 09/18/34 (a)	320,659	310,953
Greenpoint Mortgage Funding Trust 0.326%, 03/25/37 (a)	4,105,211	3,134,025
GSMPS Mortgage Loan Trust (144A) 0.596%, 09/25/35 (a)	755,028	601,150
GSR Mortgage Loan Trust 3.847%, 10/25/35 (a)	637,781	429,835
Harborview Mortgage Loan Trust 0.457%, 06/25/37 (a)	5,932,223	3,258,704
0.487%, 01/19/36 (a)	2,068,666	1,138,240
1.246%, 08/19/37 (a)	4,197,175	2,587,047
Impac Secured Assets CMN Owner Trust 0.566%, 03/25/36 (a)	1,970,524	966,108
0.596%, 08/25/36 (a)	494,047	391,735
Indymac INDA Mortgage Loan Trust 6.154%, 11/25/37 (a)	2,820,686	2,072,570
Indymac Index Mortgage Loan Trust 0.606%, 01/25/35 (a)	1,105,998	660,549
3.573%, 03/25/35 (a)	1,027,316	688,609
5.608%, 08/25/37 (a)	5,053,402	2,467,439
Lehman XS Trust 0.376%, 06/25/37 (a)	4,239,480	1,950,383
Luminent Mortgage Trust 0.436%, 05/25/46 (a)	2,461,846	1,261,303
Mastr Seasoned Securities Trust 4.784%, 10/25/32 (a)	555,458	454,949

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Merit Securities Corp. (144A) 1.747%, 09/28/32 (a)	$424,867	$351,183
Merrill Lynch Mortgage Investors, Inc. 5.050%, 05/25/34 (a)	794,537	778,419
Morgan Stanley Mortgage Loan Trust 0.566%, 01/25/35 (a)	1,646,907	1,077,699
2.420%, 06/26/36 (a)	2,700,691	2,333,388
Nomura Asset Acceptance Corp. (144A) 6.500%, 03/25/34	465,728	444,188
6.500%, 10/25/34 (a)	561,097	531,376
Novastar Mortgage-Backed Notes 0.436%, 06/25/36 (a)	2,405,995	1,326,507
Prime Mortgage Trust (144A) 6.000%, 05/25/35	899,913	879,665
6.000%, 11/25/36	4,555,009	3,836,171
Prime Mortgage Trust (Class 1) (144A) 5.500%, 05/25/35	2,163,775	2,097,847
Prime Mortgage Trust (Class 2) (144A) 5.500%, 05/25/35	6,463,908	5,972,044
RBSGC Mortgage Pass-Through Certificates 0.696%, 01/25/37 (a)	2,839,832	1,607,091
Structured Adjustable Rate Mortgage Loan Trust 2.651%, 01/25/35 (a)	1,527,682	1,200,452
5.624%, 09/25/35 (a)	2,503,466	2,069,698
Structured Asset Mortgage Investments, Inc. 3.460%, 08/25/35 (a)	205,010	132,886
Structured Asset Securities Corp. (144A) 0.596%, 06/25/35 (a)	1,416,429	1,123,788
Virginia Housing Development Authority 6.000%, 06/25/34	2,792,053	2,799,117
WaMu Mortgage Pass-Through Certificates 0.516%, 12/25/45 (a)	4,056,435	3,093,289
0.526%, 11/25/45 (a)	2,967,733	1,988,256
0.536%, 07/25/45 (a)	54,353	41,961
0.536%, 10/25/45 (a)	1,697,673	1,308,391
5.508%, 04/25/37 (a)	2,391,891	1,936,604
5.597%, 11/25/36 (a)	3,700,000	2,677,254
5.923%, 09/25/36 (a)	1,424,471	1,113,761
Wells Fargo Mortgage-Backed Securities Trust 2.871%, 02/25/35 (a)	3,674,649	3,315,501
3.206%, 06/25/35 (a)	290,134	268,951
5.216%, 05/25/36 (a)	802,480	722,966

		89,252,300

Commercial Banks—3.3%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (144A) 3.850%, 01/22/15	1,630,000	1,647,014
Barclays Bank plc 5.200%, 07/10/14	310,000	331,030
Barclays Bank plc (144A) 6.050%, 12/04/17	950,000	979,705
Capital One Bank USA, N.A. 5.750%, 09/15/10 (c)	50,000	50,997
Commonwealth Bank of Australia (144A) 3.750%, 10/15/14	860,000	871,798
5.000%, 10/15/19	370,000	371,861
Credit Agricole S.A. (144A) 8.375%, 12/31/49 (a)	1,910,000	2,067,575

MSF-197

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Glitnir Banki Hf (144A) 6.330%, 07/28/11 (e)	$720,000	$212,400
6.693%, 06/15/16 (a) (e)	1,400,000	140
ICICI Bank, Ltd. 6.375%, 04/30/22 (a)	619,000	590,666
ICICI Bank, Ltd. (144A) 6.375%, 04/30/22 (a)	344,000	323,887
Kaupthing Bank Hf (144A) 5.750%, 10/04/11 (e)	350,000	93,625
7.125%, 05/19/16 (e)	450,000	45
7.625%, 02/28/15 (e)	5,920,000	1,583,600
Landsbanki Islands Hf (144A) 6.100%, 08/25/11 (e)	2,000,000	230,000
Lloyds TSB Bank plc (144A) 4.375%, 01/12/15	1,740,000	1,715,261
5.800%, 01/13/20	1,390,000	1,356,206
Nordea Bank AB (144A) 3.700%, 11/13/14	1,240,000	1,249,376
4.875%, 01/27/20	840,000	832,969
Rabobank Nederland NV (144A) 11.000%, 12/29/49 (a)	780,000	1,003,750
Royal Bank of Scotland Group plc 4.875%, 03/16/15	400,000	399,902
5.000%, 11/12/13 (c)	390,000	378,876
5.000%, 10/01/14	1,720,000	1,646,045
5.050%, 01/08/15	500,000	473,430
6.375%, 02/01/11	70,000	71,046
6.400%, 10/21/19	1,730,000	1,729,567
7.640%, 03/31/49 (a)	500,000	315,000
Santander Issuances S.A. Unipersonal (144A) 5.805%, 06/20/16 (a)	1,180,000	1,177,374
Wachovia Corp. 5.250%, 08/01/14	3,110,000	3,266,704

		24,969,849

Commercial Mortgage-Backed Securities—1.7%
Commercial Mortgage Asset Trust 7.350%, 01/17/32	475,000	508,342
Commercial Mortgage Pass-Through Certificates (144A) 5.447%, 07/16/34	459,298	471,963
Credit Suisse Mortgage Capital Certificates 5.549%, 02/15/39 (a)	1,000,000	1,030,588
5.809%, 09/15/39 (a)	750,000	726,399
First Union National Bank Commercial Mortgage 1.165%, 05/17/32 (a) (f)	2,858,866	81,812
LB-UBS Commercial Mortgage Trust 5.430%, 02/15/40	5,000,000	4,811,669
Merrill Lynch Mortgage Trust 5.656%, 05/12/39 (a)	1,890,000	1,964,842
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.747%, 06/12/50 (a)	3,500,000	3,207,717

		12,803,332

Commercial Services & Supplies—0.4%
DynCorp International 9.500%, 02/15/13	1,530,000	1,549,125
U.S. Investigations Services, Inc. (144A) 11.750%, 05/01/16	1,440,000	1,281,600

		2,830,725

Security Description	Par Amount	Value

Communications Equipment—0.7%
Intelsat Corp. 9.250%, 08/15/14	$2,180,000	$2,234,500
Intelsat Jackson Holdings, Ltd. 9.500%, 06/15/16	85,000	90,525
Intelsat Jackson Holdings, Ltd. (144A) 8.500%, 11/01/19	2,945,000	3,092,250

		5,417,275

Construction Materials—0.1%
Headwaters, Inc. (144A) 11.375%, 11/01/14 (c)	600,000	626,250

Consumer Finance—1.2%
American Express Co. 6.800%, 09/01/66 (a)	3,550,000	3,461,250
American Express Credit Corp. 5.125%, 08/25/14	70,000	74,321
SLM Corp. 4.341%, 04/01/14 (a)	670,000	579,892
5.000%, 10/01/13	1,565,000	1,495,137
5.000%, 04/15/15	60,000	54,632
5.050%, 11/14/14	310,000	286,869
5.375%, 05/15/14	2,955,000	2,798,944
5.625%, 08/01/33	295,000	227,629
8.000%, 03/25/20	150,000	146,064

		9,124,738

Diversified Consumer Services—0.1%
Service Corp. International 7.500%, 04/01/27	330,000	301,950
7.625%, 10/01/18	125,000	126,563

		428,513

Diversified Financial Services—12.0%
Aiful Corp. (144A) 5.000%, 08/10/10	730,000	697,150
American General Finance Corp. 6.900%, 12/15/17	610,000	534,304
BAC Capital Trust XIV 5.630%, 12/31/49 (a)	2,520,000	1,896,300
Bank of America Corp. 4.500%, 04/01/15	1,640,000	1,653,679
5.420%, 03/15/17	2,420,000	2,391,555
7.400%, 01/15/11	1,090,000	1,140,572
7.625%, 06/01/19 (c)	250,000	285,966
BHP Billiton Finance USA, Ltd. 6.500%, 04/01/19	1,360,000	1,554,881
Boeing Capital Corp. 4.700%, 10/27/19 (c)	520,000	522,823
CCM Merger, Inc. (144A) 8.000%, 08/01/13	600,000	522,000
Citigroup, Inc. 5.000%, 09/15/14	3,650,000	3,644,857
5.500%, 10/15/14	440,000	455,359
6.010%, 01/15/15	1,450,000	1,523,324
6.375%, 08/12/14	630,000	673,031
6.875%, 03/05/38	2,720,000	2,748,549

MSF-198

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Citigroup, Inc.
8.500%, 05/22/19	$320,000	$373,500
Credit Suisse Guernsey, Ltd. 5.860%, 05/29/49 (a)	500,000	468,750
Deutsche Telekom International Finance BV 5.750%, 03/23/16	820,000	881,503
Diageo Capital plc 7.375%, 01/15/14	1,330,000	1,546,698
FMC Finance III S.A. 6.875%, 07/15/17	750,000	780,000
Ford Motor Credit Co., LLC 5.507%, 06/15/11 (a) (c)	904,000	922,080
7.250%, 10/25/11	3,420,000	3,535,907
7.800%, 06/01/12	5,000,000	5,185,830
Gaz Capital S.A. (144A) 6.510%, 03/07/22	120,000	119,256
General Electric Capital Corp. 6.375%, 11/15/67 (a)	6,110,000	5,735,762
6.875%, 01/10/39	2,330,000	2,513,161
GMAC, Inc. 1.750%, 10/30/12	1,620,000	1,629,372
6.625%, 05/15/12	2,383,000	2,406,830
6.750%, 12/01/14	411,000	408,945
6.875%, 09/15/11	7,171,000	7,287,529
7.250%, 03/02/11	25,000	25,438
Goldman Sachs Capital II 5.793%, 12/29/49 (a)	3,880,000	3,288,300
HSBC Finance Capital Trust IX 5.911%, 11/30/35 (a)	50,000	44,250
ILFC E-Capital Trust II (144A) 6.250%, 12/21/65 (a)	330,000	254,100
International Lease Finance Corp. 5.875%, 05/01/13	50,000	48,017
International Lease Finance Corp. (144A) 8.750%, 03/15/17 (a)	2,880,000	2,946,335
JPMorgan Chase & Co. 5.125%, 09/15/14	2,740,000	2,894,536
5.150%, 10/01/15	510,000	538,218
6.625%, 03/15/12	70,000	76,096
KAC Aquisition Co. (144A) Zero Coupon, 04/26/26 (d) (g)	3,316	3
Lehman Brothers Holdings Capital Trust VII 5.857%, 11/29/49 (a) (e)	3,780,000	9,450
Lehman Brothers Holdings E-Capital Trust I 3.850%, 08/19/65 (a) (e)	1,080,000	2,700
Leucadia National Corp. 8.125%, 09/15/15	520,000	538,850
New Communications Holdings, Inc. (144A) 8.750%, 04/15/22	849,000	849,000
Petrobras International Finance Co. 5.750%, 01/20/20	461,000	472,290
6.125%, 10/06/16 (c)	530,000	570,930
Reed Elsevier Capital, Inc. 8.625%, 01/15/19	1,140,000	1,422,214
Resona Preferred Global Securities Cayman, Ltd. (144A) 7.191%, 12/29/49 (a)	770,000	721,761
Reynolds Group DL Escrow, Inc. (144A) 7.750%, 10/15/16	785,000	806,587

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Rio Tinto Finance USA, Ltd. 6.500%, 07/15/18	$1,540,000	$1,733,375
9.000%, 05/01/19	1,280,000	1,642,792
RSHB Capital S.A. for OJSC Russian Agricultural Bank (144A) 6.299%, 05/15/17	460,000	477,204
Santander U.S. Debt S.A. Unipersonal (144A) 3.724%, 01/20/15	100,000	99,623
Shell International Finance BV 4.375%, 03/25/20	290,000	287,500
6.375%, 12/15/38	850,000	936,025
Shinsei Finance Cayman, Ltd. (144A) 6.418%, 01/29/49 (a) (c)	1,100,000	762,842
Sprint Capital Corp. 6.875%, 11/15/28	6,510,000	5,240,550
6.900%, 05/01/19	30,000	27,450
8.375%, 03/15/12	1,725,000	1,794,000
8.750%, 03/15/32	160,000	148,400
SunTrust Capital VIII 6.100%, 12/01/66 (a)	650,000	534,957
Telecom Italia Capital S.A. 5.250%, 10/01/15	1,150,000	1,177,476
TNK-BP Finance S.A. (144A) 6.625%, 03/20/17	240,000	246,600
7.500%, 07/18/16	780,000	848,250
UPC Germany GmbH (144A) 8.125%, 12/01/17	700,000	717,443
Verizon Wireless Capital, LLC 8.500%, 11/15/18	220,000	274,485
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications (144A) 8.375%, 04/30/13	160,000	173,200
Virgin Media Finance plc 9.125%, 08/15/16	1,820,000	1,933,750
9.500%, 08/15/16	600,000	655,500
Wells Fargo Capital X 5.950%, 12/15/36	930,000	852,658

		90,112,628

Diversified Telecommunication Services—1.6%
AT&T, Inc. 5.500%, 02/01/18	1,820,000	1,932,201
6.550%, 02/15/39	630,000	662,282
Nordic Telephone Co. Holdings ApS (144A) 8.875%, 05/01/16	2,310,000	2,477,475
Qwest Communications International, Inc. (144A) 8.000%, 10/01/15	1,640,000	1,746,600
Royal KPN NV 8.000%, 10/01/10	990,000	1,024,700
Verizon Communications, Inc. 5.500%, 02/15/18	970,000	1,028,084
8.950%, 03/01/39	150,000	203,410
Verizon Florida, LLC 6.125%, 01/15/13 (c)	70,000	76,015
Verizon New York, Inc. 6.875%, 04/01/12	1,820,000	1,981,707
Windstream Corp. 8.625%, 08/01/16	1,200,000	1,227,000

		12,359,474

MSF-199

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Electric Utilities—1.3%
Calpine Corp. (144A) 7.250%, 10/15/17	$2,465,000	$2,421,862
Edison Mission Energy 7.000%, 05/15/17 (c)	170,000	118,575
7.200%, 05/15/19	5,780,000	3,988,200
7.625%, 05/15/27	190,000	121,600
7.750%, 06/15/16	220,000	160,600
Exelon Corp. 5.625%, 06/15/35	595,000	552,537
FirstEnergy Corp. 6.450%, 11/15/11	34,000	36,062
7.375%, 11/15/31	1,995,000	2,064,594

		9,464,030

Energy Equipment & Services—0.8%
Baker Hughes, Inc. 7.500%, 11/15/18	1,100,000	1,315,063
Cie Generale de Geophysique-Veritas 7.500%, 05/15/15	115,000	115,288
7.750%, 05/15/17	480,000	480,000
Energy Transfer Partners, L.P. 9.000%, 04/15/19	1,270,000	1,559,448
Hercules Offshore, Inc. (144A) 10.500%, 10/15/17	795,000	793,012
Kinder Morgan Energy Partners, L.P. 6.000%, 02/01/17	1,410,000	1,514,267

		5,777,078

Federal Agencies—7.8%
Farmer Mac Guaranteed Notes Trust (144A) 5.125%, 04/19/17	3,400,000	3,556,332
Federal Home Loan Bank 1.500%, 01/16/13 (c)	840,000	838,506
5.500%, 07/15/36	2,690,000	2,768,357
Federal Home Loan Mortgage Corp. 4.500%, TBA	1,900,000	1,904,157
5.000%, 12/01/34	103,843	107,843
5.500%, TBA	500,000	527,969
11.565%, 06/15/21 (a) (f)	43	991
Federal National Mortgage Association 0.010%, 10/09/19	1,500,000	877,635
4.500%, TBA	3,400,000	3,407,439
5.000%, 08/01/34	253,301	262,424
5.000%, 03/01/35	215,965	223,744
5.000%, 05/01/35	618,794	640,115
5.000%, TBA	16,600,000	17,123,929
5.500%, TBA	100,000	105,391
6.000%, TBA	1,600,000	1,711,750
6.250%, 05/15/29	1,710,000	1,931,997
6.500%, 03/01/26	14,290	15,636
7.000%, 05/01/26	3,241	3,630
7.125%, 01/15/30 (c)	1,710,000	2,148,911
7.500%, 12/01/29	3,606	4,081
7.500%, 06/01/30	5,972	6,761
7.500%, 08/01/30	1,117	1,264
7.500%, 11/01/30	25,938	29,367
7.500%, 02/01/31	1,819	2,059
8.000%, 08/01/27	4,151	4,811

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 8.000%, 01/01/31	$118,445	$137,491
8.500%, 08/01/19	55,448	62,648
10.400%, 04/25/19	1,724	1,992
Government National Mortgage Association 1.379%, 11/20/59 (a)	5,316,262	5,448,903
5.500%, TBA	9,800,000	10,355,915
6.000%, TBA	4,100,000	4,386,813

		58,598,861

Food & Staples Retailing—0.6%
CVS Caremark Corp. 6.600%, 03/15/19	2,090,000	2,336,653
CVS Pass-Through Trust 6.943%, 01/10/30	2,034,609	2,157,357
Safeway, Inc. 7.250%, 02/01/31 (c)	50,000	57,184

		4,551,194

Food Products—0.2%
Kraft Foods, Inc. 5.375%, 02/10/20	1,540,000	1,565,187

Foreign Government—1.1%
Hellenic Republic Government Bond 6.100%, 08/20/15 (EUR)	1,650,000	2,227,045
Japan Bank for International Cooperation 2.875%, 02/02/15	3,400,000	3,405,249
Mexico Government International Bond 5.625%, 01/15/17	1,260,000	1,348,200
Region of Lombardy Italy 5.804%, 10/25/32	925,000	889,792
Russian Federation 11.000%, 07/24/18	310,000	441,905

		8,312,191

Gas Utilities—0.1%
El Paso Natural Gas Co. 8.375%, 06/15/32	330,000	386,216

Health Care Equipment & Supplies—0.1%
Medtronic, Inc. 4.450%, 03/15/20	570,000	567,271

Health Care Providers & Services—3.5%
HCA, Inc. 6.250%, 02/15/13	1,143,000	1,134,428
6.375%, 01/15/15	1,500,000	1,425,000
9.125%, 11/15/14	90,000	95,063
9.250%, 11/15/16	690,000	733,556
9.625%, 11/15/16	6,996,000	7,494,465
Humana, Inc. 7.200%, 06/15/18	540,000	583,927
Tenet Healthcare Corp. 6.875%, 11/15/31	95,000	77,425
Tenet Healthcare Corp. (144A) 8.875%, 07/01/19	2,321,000	2,512,482

MSF-200

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Health Care Providers & Services—(Continued)
Tenet Healthcare Corp. (144A)
9.000%, 05/01/15	$1,297,000	$1,397,518
10.000%, 05/01/18	1,622,000	1,816,640
U.S. Oncology Holdings, Inc. 6.643%, 03/15/12 (a) (d)	5,774,363	5,471,209
UnitedHealth Group, Inc. 6.000%, 02/15/18	1,500,000	1,601,545
Vanguard Health Holding Co. II, LLC (144A) 8.000%, 02/01/18	1,080,000	1,050,300
WellPoint, Inc. 5.875%, 06/15/17	130,000	139,577
7.000%, 02/15/19	630,000	714,411

		26,247,546

Hotels, Restaurants & Leisure—1.3%
Boyd Gaming Corp. 6.750%, 04/15/14 (c)	100,000	87,250
El Pollo Loco, Inc. 11.750%, 12/01/12	220,000	226,600
11.750%, 11/15/13	1,740,000	1,548,600
Harrah’s Operating Co., Inc. 11.250%, 06/01/17	1,685,000	1,815,587
Harrah’s Operating Co., Inc. (144A) 10.750%, 02/01/16 (c)	1,570,000	1,307,025
Inn of the Mountain Gods Resort & Casino 12.000%, 11/15/10 (e)	1,354,000	649,920
Landry’s Restaurants, Inc. (144A) 11.625%, 12/01/15 (c)	560,000	602,000
MGM Mirage 6.750%, 09/01/12	320,000	302,400
7.625%, 01/15/17 (c)	130,000	108,225
MGM Mirage (144A) 10.375%, 05/15/14	575,000	633,938
11.125%, 11/15/17	1,380,000	1,552,500
Mohegan Tribal Gaming Authority (144A) 11.500%, 11/01/17 (c)	870,000	926,550
Station Casinos, Inc. 6.500%, 02/01/14 (e)	125,000	156
7.750%, 08/15/16 (e)	2,870,000	208,075

		9,968,826

Household Durables—0.0%
Norcraft Holdings, L.P. 9.750%, 09/01/12 (h)	102,000	96,900

Household Products—0.2%
ACCO Brands Corp. (144A) 10.625%, 03/15/15	1,095,000	1,196,288

Independent Power Producers & Energy Traders—2.6%
Energy Future Holdings Corp. 11.250%, 11/01/17 (a) (d)	16,438,268	11,178,022
Mirant Mid Atlantic Pass-Through Trust 10.060%, 12/30/28	2,893,654	3,110,678
NRG Energy, Inc. 7.375%, 02/01/16	3,390,000	3,364,575
7.375%, 01/15/17	1,000,000	990,000
The AES Corp. 7.750%, 03/01/14	35,000	35,788

Security Description	Par Amount	Value

Independent Power Producers & Energy Traders—(Continued)
The AES Corp.
7.750%, 10/15/15	$520,000	$529,100
8.875%, 02/15/11	80,000	83,100
9.375%, 09/15/10	403,000	414,083

		19,705,346

Industrial Conglomerates—0.4%
Corporacion Andina de Fomento 6.875%, 03/15/12	2,900,000	3,135,268

Insurance—1.4%
American International Group, Inc. 5.850%, 01/16/18	350,000	325,208
6.250%, 03/15/37	760,000	562,400
8.250%, 08/15/18	2,180,000	2,287,431
Berkshire Hathaway, Inc. 3.200%, 02/11/15	1,480,000	1,492,633
Teachers Insurance & Annuity Association of America (144A) 6.850%, 12/16/39	1,070,000	1,160,663
The Travelers Cos., Inc. 6.250%, 03/15/67 (a)	4,400,000	4,331,162

		10,159,497

Internet Software & Services—0.8%
GXS Worldwide, Inc. (144A) 9.750%, 06/15/15	5,930,000	5,707,625

IT Services—0.1%
First Data Corp. 9.875%, 09/24/15 (c)	1,000,000	862,500

Leisure Equipment & Products—0.2%
NCL Corp., Ltd. (144A) 11.750%, 11/15/16 (c)	870,000	946,125
Seneca Gaming Corp. 7.250%, 05/01/12	225,000	222,188

		1,168,313

Marine—0.4%
Overseas Shipholding Group, Inc. 7.500%, 02/15/24	340,000	295,800
Teekay Corp. 8.500%, 01/15/20 (c)	1,560,000	1,630,200
Trico Shipping A.S. (144A) 11.875%, 11/01/14	1,010,000	964,550

		2,890,550

Media—4.4%
Affinion Group, Inc. 10.125%, 10/15/13	985,000	1,009,625
11.500%, 10/15/15 (c)	1,790,000	1,834,750
Cablevision Systems Corp. 8.000%, 04/15/12	1,210,000	1,293,188
Cengage Learning Aquisitions, Inc. (144A)
10.500%, 01/15/15	2,190,000	2,102,400
Charter Communications Operating, LLC (144A)
8.000%, 04/30/12 (a)	1,560,000	1,657,500

MSF-201

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Media—(Continued)
Charter Communications Operating, LLC (144A)
10.875%, 09/15/14 (a)	$6,695,000	$7,490,031
Comcast Cable Communications Holdings, Inc.
8.375%, 03/15/13	50,000	57,957
Comcast Cable Communications, LLC 8.875%, 05/01/17	600,000	725,737
Comcast Corp. 5.875%, 02/15/18	170,000	181,686
6.500%, 01/15/15	1,890,000	2,127,478
CSC Holdings, Inc. 6.750%, 04/15/12	350,000	366,188
CSC Holdings, Inc. (144A)
8.500%, 06/15/15	375,000	397,500
Dex One Corp. 12.000%, 01/29/17	891,356	909,183
DISH DBS Corp. 7.875%, 09/01/19	3,235,000	3,364,400
EchoStar DBS Corp. 6.625%, 10/01/14	320,000	322,400
7.750%, 05/31/15	2,095,000	2,189,275
News America, Inc. 6.650%, 11/15/37	100,000	105,171
Time Warner Cable, Inc. 5.850%, 05/01/17	920,000	985,091
6.750%, 06/15/39	540,000	566,464
8.250%, 04/01/19	1,210,000	1,464,206
8.750%, 02/14/19	350,000	434,063
Time Warner Entertainment Co., L.P.
8.375%, 07/15/33	510,000	614,247
Time Warner, Inc. 7.625%, 04/15/31	50,000	57,106
7.700%, 05/01/32	30,000	34,625
Univision Communications, Inc. (144A) 12.000%, 07/01/14 (c)	2,225,000	2,436,375
UPC Holding BV (144A) 9.875%, 04/15/18	395,000	414,750

		33,141,396

Metals & Mining—2.7%
Alcoa, Inc. 6.000%, 07/15/13 (c)	810,000	864,003
Barrick Gold Corp. 6.950%, 04/01/19	680,000	778,057
Metals USA, Inc. 11.125%, 12/01/15	2,445,000	2,567,250
Novelis, Inc. 7.250%, 02/15/15	4,895,000	4,723,675
Ryerson, Inc. 12.000%, 11/01/15	300,000	315,000
Steel Dynamics, Inc. 7.375%, 11/01/12	550,000	572,000
8.250%, 04/15/16 (a) (c)	3,300,000	3,448,500
Steel Dynamics, Inc. (144A) 7.625%, 03/15/20	2,380,000	2,439,500
Teck Resources, Ltd. 9.750%, 05/15/14	590,000	699,150
10.250%, 05/15/16	500,000	595,000
10.750%, 05/15/19	970,000	1,188,250

Security Description	Par Amount	Value

Metals & Mining—(Continued)
Vale Overseas, Ltd. 6.875%, 11/21/36	$890,000	$920,750
8.250%, 01/17/34	160,000	187,621
Vedanta Resources plc (144A) 8.750%, 01/15/14	680,000	746,300

		20,045,056

Multi-Utilities—0.3%
Dynegy Holdings, Inc. 7.750%, 06/01/19	1,780,000	1,343,900
Dynegy-Roseton Danskammer Pass-Through Trust 7.670%, 11/08/16	500,000	485,940
Pacific Gas & Electric Co. 6.050%, 03/01/34	770,000	792,958

		2,622,798

Multiline Retail—0.9%
The Neiman Marcus Group, Inc. 7.125%, 06/01/28	3,810,000	3,390,900
9.000%, 10/15/15 (a) (c)	3,423,610	3,492,082

		6,882,982

Oil, Gas & Consumable Fuels—5.1%
Anadarko Petroleum Corp. 6.450%, 09/15/36	910,000	927,417
8.700%, 03/15/19	490,000	606,218
Belden & Blake Corp. 8.750%, 07/15/12	1,665,000	1,556,775
Berry Petroleum Co. 10.250%, 06/01/14	800,000	882,000
Chesapeake Energy Corp. 6.250%, 01/15/18	25,000	23,813
6.375%, 06/15/15	425,000	417,563
6.500%, 08/15/17	450,000	435,375
6.875%, 11/15/20	2,420,000	2,353,450
9.500%, 02/15/15	1,020,000	1,109,250
ConocoPhillips 6.500%, 02/01/39	920,000	1,027,693
ConocoPhillips Holding Co. 6.950%, 04/15/29	1,230,000	1,411,799
Consol Energy, Inc. (144A) 8.250%, 04/01/20	2,180,000	2,239,950
El Paso Corp. 7.375%, 12/15/12 (c)	50,000	52,920
7.800%, 08/01/31	45,000	44,227
7.875%, 06/15/12	575,000	609,169
8.250%, 02/15/16	4,255,000	4,542,212
Enterprise Products Operating, LLC 9.750%, 01/31/14	1,820,000	2,210,017
Hess Corp. 7.300%, 08/15/31	910,000	1,036,937
7.875%, 10/01/29	240,000	287,559
Kerr-McGee Corp. 6.950%, 07/01/24	500,000	556,178
7.875%, 09/15/31	2,270,000	2,636,948
Linn Energy, LLC (144A) 8.625%, 04/15/20	840,000	819,000

MSF-202

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Noble Energy, Inc. 8.250%, 03/01/19	$1,000,000	$1,211,104
OPTI Canada, Inc. 7.875%, 12/15/14	430,000	402,050
8.250%, 12/15/14	310,000	291,400
Peabody Energy Corp. 6.875%, 03/15/13	55,000	55,619
Pemex Project Funding Master Trust 6.625%, 06/15/35	410,000	403,926
Plains Exploration & Production Co. 8.625%, 10/15/19	205,000	217,300
10.000%, 03/01/16	1,100,000	1,215,500
Quicksilver Resources, Inc. 7.125%, 04/01/16	250,000	237,500
11.750%, 01/01/16	780,000	893,100
SandRidge Energy, Inc. 8.625%, 04/01/15	2,000,000	1,945,000
SandRidge Energy, Inc. (144A) 9.875%, 05/15/16 (c)	85,000	87,338
Valero Energy Corp. 4.750%, 06/15/13	50,000	51,664
Whiting Peteroleum Corp. 7.000%, 02/01/14 (c)	205,000	209,869
7.250%, 05/01/12	300,000	300,750
Williams Cos., Inc. 7.500%, 01/15/31	685,000	752,666
7.750%, 06/15/31	1,044,000	1,171,184
7.875%, 09/01/21	808,000	951,355
8.750%, 03/15/32	33,000	40,205
XTO Energy, Inc. 5.650%, 04/01/16	1,620,000	1,793,599
6.250%, 08/01/17	20,000	22,732
6.500%, 12/15/18	200,000	230,829
6.750%, 08/01/37	200,000	234,160

		38,505,320

Paper & Forest Products—0.8%
Abitibi-Consolidated Co. of Canada (144A) 13.750%, 04/01/11 (c)	956,699	1,005,729
Appleton Papers, Inc. (144A) 11.250%, 12/15/15	3,244,000	2,984,480
NewPage Corp. 10.000%, 05/01/12	350,000	242,813
11.375%, 12/31/14	1,485,000	1,477,575

		5,710,597

Pharmaceuticals—0.4%
Pfizer, Inc. 6.200%, 03/15/19	820,000	926,174
Roche Holdings, Inc. (144A) 6.000%, 03/01/19	780,000	861,794
Wyeth 5.500%, 03/15/13 (a)	50,000	54,728
5.950%, 04/01/37	1,190,000	1,245,904

		3,088,600

Security Description	Par Amount	Value

Real Estate Investment Trusts—0.4%
Boston Properties, L.P. 6.250%, 01/15/13	$65,000	$70,450
Ventas Realty, L.P. 9.000%, 05/01/12	3,050,000	3,254,920

		3,325,370

Real Estate Management & Development—0.1%
Realogy Corp. 10.500%, 04/15/14 (c)	660,000	569,250
11.000%, 04/15/14 (d)	643	563

		569,813

Road & Rail—0.5%
Kansas City Southern de Mexico S.A. de C.V. 12.500%, 04/01/16	2,400,000	2,838,000
RailAmerica, Inc. 9.250%, 07/01/17	1,224,000	1,305,090

		4,143,090

Semiconductors & Semiconductor Equipment—0.1%
Advanced Micro Devices, Inc. (144A) 8.125%, 12/15/17	235,000	242,050
Freescale Semiconductor, Inc. 8.875%, 12/15/14 (c)	100,000	95,500
10.125%, 12/15/16 (c)	30,000	26,550
National Semiconductor Corp. 6.600%, 06/15/17	180,000	195,431

		559,531

Specialty Retail—0.3%
Blockbuster, Inc. (144A) 11.750%, 10/01/14 (c)	1,337,000	982,695
Limited Brands, Inc. 6.950%, 03/01/33 (c)	60,000	53,400
Michaels Stores, Inc. 10.000%, 11/01/14 (c)	1,080,000	1,139,400

		2,175,495

Textiles, Apparel & Luxury Goods—0.2%
Oxford Industries, Inc. 11.375%, 07/15/15	1,360,000	1,516,400

Thrifts & Mortgage Finance—0.0%
Countrywide Home Loans, Inc. 4.000%, 03/22/11	75,000	77,105

Tobacco—0.4%
Alliance One International, Inc. (144A) 10.000%, 07/15/16 (c)	490,000	512,050
10.000%, 07/15/16	390,000	407,550
Altria Group, Inc. 8.500%, 11/10/13	760,000	888,355
Reynolds American, Inc. 6.750%, 06/15/17	575,000	615,873
7.250%, 06/01/12	270,000	294,967

		2,718,795

MSF-203

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Trading Companies & Distributors—0.8%
H&E Equipment Services, Inc. 8.375%, 07/15/16	$500,000	$483,750
RSC Equipment Rental, Inc. 9.500%, 12/01/14	5,250,000	5,197,500

		5,681,250

U.S. Treasury—14.2%
U.S. Treasury Bonds 3.500%, 02/15/39 (c)	14,396,000	11,649,517
4.250%, 05/15/39	8,080,000	7,486,621
4.375%, 11/15/39	21,380,000	20,217,462
4.500%, 08/15/39 (c)	11,310,000	10,921,219
4.625%, 02/15/40	5,980,000	5,894,038
U.S. Treasury Inflation Indexed Bonds (TIPS) 1.750%, 01/15/28	5,108,454	4,835,872
2.000%, 01/15/26	327,453	325,739
2.125%, 02/15/40	882,033	874,384
2.375%, 01/15/27	4,152,015	4,327,180
2.500%, 01/15/29	615,508	650,611
U.S. Treasury Notes 1.375%, 02/15/13	540,000	537,468
1.375%, 03/15/13 (c)	1,090,000	1,083,613
2.375%, 02/28/15 (c)	710,000	705,122
2.750%, 11/30/16	9,140,000	8,887,937
3.250%, 03/31/17	3,110,000	3,106,113
3.375%, 11/15/19 (c)	9,190,000	8,867,633
3.625%, 02/15/20 (c)	16,210,000	15,933,927

		106,304,456

Wireless Telecommunication Services—0.4%
America Movil S.A.B. de C.V. 5.625%, 11/15/17	490,000	517,627
Cricket Communications, Inc. 7.750%, 05/15/16 (c)	1,555,000	1,613,312
New Cingular Wireless Services, Inc. 8.750%, 03/01/31	50,000	64,561
Rogers Communications, Inc. 6.800%, 08/15/18	430,000	489,146

		2,684,646

Yankee—0.0%
Smurfit Kappa Treasury Funding, Ltd. 7.500%, 11/20/25	275,000	240,625

Total Fixed Income (Identified Cost $763,395,714)		707,380,319

Fixed Income—Municipal—0.6%

Government Agency—0.6%
Municipal Electric Authority of Georgia 6.655%, 04/01/57	260,000	258,492
6.637%, 04/01/57	470,000	466,179
State of California 7.300%, 10/01/39	720,000	722,549
Tennessee Valley Authority 5.980%, 04/01/36	2,320,000	2,518,731

Security Description	Par Amount	Value

Government Agency—(Continued)
Tennessee Valley Authority 5.250%, 09/15/39	$670,000	$662,548

Total Fixed Income—Municipal (Identified Cost $4,678,842)		4,628,499

Common Stock—0.4%
Security Description	Shares	Value

Building Products—0.1%
Nortek, Inc. (i)	20,436	817,440

Chemicals—0.1%
Applied Extrusion Technologies, Inc. (Class B) (g) (i)	2,424	5,454
Georgia Gulf Corp. (i)	49,763	920,110

		925,564

Energy Equipment & Services—0.0%
SemGroup Corp. (i)	2,910	83,954

Media—0.2%
Charter Communications, Inc. (c) (i)	15,892	548,274
Dex One Corp. (i)	20,749	579,312
SuperMedia, Inc. (c) (i)	6,897	282,074

		1,409,660

Total Common Stock (Identified Cost $9,713,632)		3,236,618

Preferred Stock—0.4%

Diversified Financial Services—0.3%
Citigroup Capital XII (a)	43,725	1,122,421
Citigroup, Inc.	10,800	1,316,304

		2,438,725

Thrifts & Mortgage Finance—0.1%
Federal Home Loan Mortgage Corp. (i)	117,175	148,812
Federal National Mortgage Association (i)	84,850	107,760
Federal National Mortgage Association (144A) (i)	3,400	5,100

		261,672

Total Preferred Stock (Identified Cost $7,404,804)		2,700,397

Term Loans—0.3%

IT Services—0.3%
First Data Corp. (a)	2,346,000	2,074,877

Total Term Loans (Identified Cost $2,252,160)		2,074,877

MSF-204

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Warrants—0.0%

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—0.0%
SemGroup Corp. (g)	3,064	$22,980

Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc. (144A) (b) (g) (i)	125	0

Yankee—0.0%
Republic of Venezuela (g) (i)	3,750	103,125

Total Warrants (Identified Cost $40,147)		126,105

Options Purchased—0.0%

Call Options—0.0%
10 Year U.S. Treasury Note Futures @ 119	236,000	40,562
30 Year U.S. Treasury Bond Futures @ 120	107,000	8,359
30 Year U.S. Treasury Bond Futures @ 121	20,000	3,438

Total Options Purchased (Identified Cost $145,352)		52,359

Short Term Investments—13.5%
Security Description	Shares/Par Amount	Value

Discount Notes—0.2%
Federal National Mortgage Association 0.248%, 08/23/10	$1,600,000	1,598,848

Mutual Funds—5.5%
State Street Navigator Securities Lending Prime Portfolio (j)	40,920,414	40,920,414

U.S. Treasury—7.8%
U.S. Treasury Bill 0.152%, 04/15/10	58,400,000	58,398,444

Total Short Term Investments (Identified Cost $100,917,706)		100,917,706

Total Investments—109.8% (Identified Cost $888,548,357) (k)		821,116,880
Liabilities in excess of other assets		(73,134,614)

Net Assets—100.0%		$747,982,266

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2010.
(b)	Zero Valued Security.
(c)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $46,459,957 and the collateral received consisted of cash in the amount of $40,920,414 and non-cash collateral with a value of $6,517,085. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(d)	Payment in Kind security for which part of the income earned may be paid as additional principal.
(e)	Non-Income Producing; Defaulted Bond.
(f)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The par amount shown reflects the notional amount of the security.
(g)	Security was valued in good faith under procedures established by the Board of Directors.
(h)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. Rate disclosed is as of March 31, 2010.
(i)	Non-Income Producing.
(j)	Represents investment of cash collateral received from securities lending transactions.
(k)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $888,956,592 and the composition of unrealized appreciation and depreciation of investment securities was $26,952,575 and $(94,792,287), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2010, the market value of 144A securities was $125,124,843, which is 16.7% of total net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TIPS)—	A Treasury Inflation Protected Security is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.
(EUR)—	Euro

Credit Quality Composition as of March 31, 2010	Percentage of Fixed Income Value
AAA/Government	31.7%
AA	6.6%
A	9.2%
BBB	11.7%
BB	17.7%
B	15.8%
CCC	5.7%
CC	0.2%
C	0.2%
D	0.9%
Not Rated	0.3%

Forward Contracts
Forward Currency Contracts	Counterparty	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of 3/31/2010	Unrealized Appreciation
Euro (sold)	UBS AG	5/18/2010	1,639,094	$2,270,333	$2,216,934	$53,399

MSF-205

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2010	Unrealized Appreciation/ Depreciation
U.S. Treasury Notes 2 Year Futures	6/30/2010	13	$2,821,136	$2,820,391	$(745)
U.S. Treasury Notes 10 Year Futures	6/21/2010	652	75,615,588	75,795,000	179,412
U.S. Treasury Bond Ultra Long Futures	6/21/2010	24	2,888,328	2,879,250	(9,078)

Futures Contracts-Short
German Euro Bond Futures	6/8/2010	(58)	(9,624,687)	(9,676,185)	(51,498)
U.S. Treasury Notes 5 Year Futures	6/30/2010	(72)	(8,332,579)	(8,268,750)	63,829
U.S. Treasury Bond 30 Year Futures	6/21/2010	(223)	(25,691,728)	(25,895,875)	(204,147)

Net Unrealized Depreciation					$(22,227)

Options Written
Options Written-Calls	Counterparty	Expiration Date	Number of Contracts	Premiums Received	Valuation as of 3/31/2010	Unrealized Appreciation/ Depreciation
Eurodollar Futures 99.25	JPMorgan Chase	9/13/2010	(32)	$(18,696)	$(22,600)	$(3,904)
Eurodollar Futures 99.375	JPMorgan Chase	6/14/2010	(26)	(12,603)	(17,225)	(4,622)
U.S. Treasury Notes 5 Year Futures 118.5	JPMorgan Chase	4/23/2010	(159)	(45,561)	(12,422)	33,139

				$(76,860)	$(52,247)	$24,613

MSF-206

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Building Products	$817,440	$—	$—	$817,440
Chemicals	920,110	—	5,454	925,564
Energy Equipment & Services	83,954	—	—	83,954
Media	1,409,660	—	—	1,409,660

Total Common Stock	3,231,164	—	5,454	3,236,618

Total Preferred Stock *	2,700,397	—	—	2,700,397

Total Warrants *	—	—	126,105	126,105

Fixed Income
Aerospace & Defense	—	5,025,424	—	5,025,424
Airlines	—	4,731,908	—	4,731,908
Asset Backed	—	26,308,648	—	26,308,648
Auto Components	—	623,420	—	623,420
Automobiles	—	3,504,700	—	3,504,700
Beverages	—	2,996,141	—	2,996,141
Biotechnology	—	474,700	—	474,700
Capital Markets	—	4,568,282	—	4,568,282
Chemicals	—	868,000	—	868,000
Collateralized-Mortgage Obligation	—	86,453,183	—	86,453,183
Commercial Banks	—	24,969,849	—	24,969,849
Commercial Mortgage-Backed Securities	—	12,803,332	—	12,803,332
Commercial Services & Supplies	—	2,830,725	—	2,830,725
Communications Equipment	—	5,417,275	—	5,417,275
Construction Materials	—	626,250	—	626,250
Consumer Finance	—	9,124,738	—	9,124,738
Diversified Consumer Services	—	428,513	—	428,513
Diversified Financial Services	—	90,112,625	3	90,112,628
Diversified Telecommunication Services	—	12,359,474	—	12,359,474
Electric Utilities	—	9,464,030	—	9,464,030
Energy Equipment & Services	—	5,777,078	—	5,777,078
Federal Agencies	—	58,598,861	—	58,598,861
Food & Staples Retailing	—	4,551,194	—	4,551,194
Food Products	—	1,565,187	—	1,565,187
Foreign Government	—	8,312,191	—	8,312,191
Gas Utilities	—	386,216	—	386,216
Health Care Equipment & Supplies	—	567,271	—	567,271
Health Care Providers & Services	—	26,247,546	—	26,247,546
Hotels, Restaurants & Leisure	—	9,968,826	—	9,968,826
Household Durables	—	96,900	—	96,900
Household Products	—	1,196,288	—	1,196,288
Independent Power Producers & Energy Traders	—	19,705,346	—	19,705,346
Industrial Conglomerates	—	3,135,268	—	3,135,268
Insurance	—	10,159,497	—	10,159,497
Internet Software & Services	—	5,707,625	—	5,707,625
IT Services	—	862,500	—	862,500

MSF-207

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Description	Level 1	Level 2	Level 3	Total
Leisure Equipment & Products	$—	$1,168,313	$—	$1,168,313
Marine	—	2,890,550	—	2,890,550
Media	—	33,141,396	—	33,141,396
Metals & Mining	—	20,045,056	—	20,045,056
Multi-Utilities	—	2,622,798	—	2,622,798
Multiline Retail	—	6,882,982	—	6,882,982
Oil, Gas & Consumable Fuels	—	38,505,320	—	38,505,320
Paper & Forest Products	—	5,710,597	—	5,710,597
Pharmaceuticals	—	3,088,600	—	3,088,600
Real Estate Investment Trusts	—	3,325,370	—	3,325,370
Real Estate Management & Development	—	569,813	—	569,813
Road & Rail	—	4,143,090	—	4,143,090
Semiconductors & Semiconductor Equipment	—	559,531	—	559,531
Specialty Retail	—	2,175,495	—	2,175,495
Textiles, Apparel & Luxury Goods	—	1,516,400	—	1,516,400
Thrifts & Mortgage Finance	—	77,105	—	77,105
Tobacco	—	2,718,795	—	2,718,795
Trading Companies & Distributors	—	5,681,250	—	5,681,250
U.S. Treasury	—	106,304,456	—	106,304,456
Wireless Telecommunication Services	—	2,684,646	—	2,684,646
Yankee	—	240,625	—	240,625

Total Fixed Income	—	704,581,199	3	704,581,202

Total Fixed Income—Municipal *	—	7,427,616	—	7,427,616

Total Options Purchased *	52,359	—	—	52,359

Total Term Loans *	—	—	2,074,877	2,074,877

Short Term Investments
Discount Notes	—	1,598,848	—	1,598,848
Mutual Funds	40,920,414	—	—	40,920,414
U.S. Treasury	—	58,398,444	—	58,398,444

Total Short Term Investments	40,920,414	59,997,292	—	100,917,706

Total Investments	$46,904,334	$772,006,107	$2,206,439	$821,116,880

Futures Contracts **
Futures Contracts Long (Appreciation)	$169,589	$—	$—	$169,589
Futures Contracts Short (Depreciation)	(140,318)	(51,498)	—	(191,816)

Forward Contracts **
Forward Currency Contracts (Appreciation)	—	53,399	—	53,399

Written Options
Written Call Options	(52,247)	—	—	(52,247)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures and forwards are valued based on the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Warrants	Fixed Income	Term Loans	Total
Balance as of December 31, 2009	$5,454	$99,406	$3	$2,083,834	$2,188,697
Transfers In (Out) of Level 3	0	0	0	0	0
Accrued discounts/premiums	0	0	0	0	0
Realized Gain (Loss)	0	0	0	0	0
Change in unrealized appreciation (depreciation)	0	26,699	0	(8,957)	17,742
Net Purchases (Sales)	0	0	0	0	0

Balance as of March 31, 2010	$5,454	$126,105	$3	$2,074,877	$2,206,439

MSF-208

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—51.8% of Net Assets

Security Description	Par Amount	Value

Asset Backed—1.5%
AAMES Mortgage Investment Trust (144A) 0.396%, 08/25/35 (a)	$65,667	$65,163
ACE Securities Corp. 0.376%, 02/25/31 (a)	2,493,697	2,036,941
Amortizing Residential Collateral Trust 0.526%, 01/01/32 (a)	95,715	61,997
Bayview Financial Aquisition Trust 0.832%, 08/28/44 (a)	39,757	34,667
Bayview Financial Asset Trust (144A) 0.846%, 12/25/39 (a)	614,279	439,517
Bear Stearns Asset Backed Securities Trust 0.356%, 10/25/36 (a)	787,995	754,010
0.596%, 09/25/34 (a)	1,050,438	1,024,723
Compucredit Acquired Portfolio Voltage Master Trust (144A)
0.400%, 09/15/18 (a)	2,925,356	2,190,419
Countrywide Home Equity Loan Trust 0.370%, 12/25/31 (a)	3,606,022	1,790,953
0.380%, 11/15/36 (a)	118,418	85,890
0.510%, 02/15/34 (a)	556,995	243,973
0.520%, 02/15/34 (a)	364,230	177,163
0.600%, 12/15/28 (a)	277,965	212,956
0.980%, 08/15/37 (a)	628,803	463,097
EMC Mortgage Loan Trust (144A) 0.696%, 12/25/42 (a)	157,813	106,852
Fremont Home Loan Trust 0.346%, 08/25/36 (a)	348,682	198,760
GMAC Mortgage Corp. Loan Trust 0.426%, 07/25/36 (a)	1,329,521	685,057
0.456%, 11/25/36 (a)	7,253,756	2,872,294
GSAMP Trust 0.336%, 07/05/36 (a)	1,466,134	121,585
GSR Mortgage Loan Trust 0.516%, 11/25/30 (a)	1,516,016	125,841
Indymac Seconds Asset Backed Trust 0.376%, 06/25/36 (a)	5,364,968	524,711
Lehman XS Trust 0.336%, 02/25/37 (a)	1,808,272	1,591,280
0.366%, 06/25/37 (a)	3,238,880	1,782,731
Morgan Stanley Mortgage Loan Trust 0.336%, 09/25/46 (a)	413,954	183,968
0.366%, 10/25/36 (a)	263,662	259,482
0.396%, 03/25/36 (a)	2,870,854	709,029
Nelnet Student Loan Trust 1.729%, 04/25/24 (a)	2,490,000	2,617,562
Option One Mortgage Loan Trust 0.826%, 06/25/33 (a)	197,861	150,053
Ownit Mortgage Loan Asset Backed Certificates
5.290%, 12/25/36 (a)	2,078,924	1,241,762
RAAC Series (144A) 0.516%, 05/25/36 (a)	3,513,336	1,994,524
SACO I, Inc. 0.376%, 06/25/36 (a)	2,717,695	499,712
0.496%, 07/25/35 (a)	30,982	29,327
0.506%, 06/25/36 (a)	40,718	13,928
0.546%, 04/25/36 (a)	1,049,079	175,646
Soundview Home Equity Loan Trust 5.265%, 10/25/36 (a)	2,314,861	1,837,907

Security Description	Par Amount	Value

Asset Backed—(Continued)
Structured Asset Securities Corp. (144A) 0.356%, 02/25/36 (a)	$2,862,016	$135,628
WMC Mortgage Loan Pass-Through Certificates
0.870%, 07/20/29 (a)	53,581	44,500

		27,483,608

Collateralized-Mortgage Obligation—6.8%
American Home Mortgage Assets 0.436%, 11/25/36 (a)	4,133,838	2,124,884
0.436%, 09/25/46 (a)	1,479,115	779,450
Banc of America Funding Corp. 3.524%, 06/20/35 (a)	641,898	320,274
5.791%, 10/25/36 (a)	75,669	74,480
Banc of America Mortgage Securities, Inc. 4.977%, 07/25/35 (a)	369,833	313,434
Bear Stearns Alt-A Trust 5.853%, 05/25/36 (a)	2,785,580	1,337,783
Citigroup Mortgage Loan Trust, Inc. 4.700%, 12/25/35 (a)	665,390	609,428
Countrywide Alternative Loan Trust 0.436%, 09/25/46 (a)	726,058	345,118
0.440%, 07/25/36 (a)	7,159,694	2,822,468
0.470%, 07/20/35 (a)	2,184,309	1,224,814
0.516%, 11/25/35 (a)	403,594	229,858
0.536%, 05/25/34 (a)	6,727,057	4,760,213
1.346%, 02/25/36 (a)	3,248,207	1,907,012
Countrywide Home Loan Mortgage Pass-Through Trust (144A)
0.606%, 03/25/35 (a)	301,604	240,987
0.666%, 07/25/36 (a)	3,159,812	2,389,797
Deutsche Mortgage Securities, Inc. (144A) 5.172%, 06/26/35 (a)	4,870,000	4,003,630
FDIC Structured Sale Gauranteed Notes (144A)
0.779%, 02/25/48 (a)	7,689,100	7,710,399
First Horizon Alternative Mortgage Securities 0.616%, 02/25/37 (a)	622,634	306,465
GMAC Mortgage Corp. Loan Trust 3.470%, 11/19/35 (a)	1,435,092	1,169,090
Greenpoint Mortgage Funding Trust 0.326%, 03/25/37 (a)	656,834	501,444
GSMPS Mortgage Loan Trust (144A) 0.596%, 01/25/35 (a)	762,276	631,046
0.596%, 09/25/35 (a)	986,255	785,252
0.646%, 06/25/34 (a)	1,337,517	1,094,393
4.832%, 06/25/34 (a)	7,289,472	6,238,449
GSR Mortgage Loan Trust 3.551%, 04/25/35 (a)	1,663,992	1,410,632
Harborview Mortgage Trust 0.387%, 03/19/38 (a)	750,769	416,105
0.417%, 11/19/46 (a)	276,138	123,080
0.437%, 10/19/37 (a)	671,582	361,884
Impac Secured Assets CMN Owner Trust 0.566%, 03/25/36 (a)	7,674,851	3,762,826
JPMorgan Mortgage Trust 4.561%, 07/25/34 (a)	991,308	967,682
Lehman XS Trust 0.376%, 06/25/37 (a)	615,523	283,173

MSF-209

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Luminent Mortgage Trust 0.436%, 05/25/46 (a)	$4,838,800	$2,479,112
Mastr Adjustable Rate Mortgages Trust 0.446%, 05/25/47 (a)	10,262,077	5,186,512
1.271%, 12/25/46 (a)	10,071,516	3,238,466
3.313%, 02/25/34 (a)	406,880	358,179
3.935%, 12/25/34 (a)	37,443	26,189
Mastr Reperforming Loan Trust (144A) 0.596%, 05/25/35 (a)	637,797	518,052
4.613%, 05/25/35 (a)	7,286,639	5,644,295
5.780%, 05/25/36 (a)	6,217,503	5,049,778
6.000%, 08/25/34	169,070	154,223
7.000%, 08/25/34	762,955	723,853
Mastr Seasoned Securities Trust 4.784%, 10/25/32 (a)	52,864	43,299
Merrill Lynch Mortgage Investors, Inc. 0.516%, 04/25/35 (a)	111,789	66,612
Morgan Stanley Mortgage Loan Trust 0.316%, 06/25/36 (a)	1,082,753	558,417
2.420%, 06/26/36 (a)	4,765,926	4,117,744
2.937%, 10/25/34 (a)	324,293	275,012
3.117%, 07/25/35 (a)	573,042	393,852
Nomura Asset Acceptance Corp. (144A) 6.500%, 03/25/34	73,536	70,135
Novastar Mortgage-Backed Notes 0.436%, 06/25/36 (a)	4,729,024	2,607,273
Provident Funding Mortgage Loan Trust 3.652%, 05/25/35 (a)	2,486,115	1,992,035
3.890%, 10/25/35 (a)	390,324	354,717
Residential Accredit Loans, Inc. 0.336%, 10/25/46 (a)	2,837,782	2,643,476
0.406%, 01/25/37 (a)	870,866	481,884
0.646%, 10/25/45 (a)	766,217	413,404
5.800%, 12/25/35 (a)	4,419,962	2,339,900
Residential Funding Mortgage Securities I 4.750%, 12/25/18	2,352,362	2,410,436
SACO I, Inc. (144A) 8.521%, 06/25/21 (a)	3,631,548	3,685,186
Structured Adjustable Rate Mortgage Loan Trust
4.939%, 05/25/35 (a)	8,165,548	6,170,971
Structured Asset Mortgage Investments, Inc. 0.426%, 09/25/37 (a)	4,483,772	2,389,290
0.426%, 07/25/46 (a)	491,442	263,698
0.456%, 08/25/36 (a)	333,897	185,495
Structured Asset Securities Corp. (144A) 0.596%, 04/25/35 (a)	5,611,209	4,510,374
0.646%, 09/25/33 (a)	88,488	74,771
4.863%, 06/25/35 (a)	330,743	273,175
Thornburg Mortgage Securities Trust 0.361%, 06/25/37 (a)	6,459,203	6,328,514
6.192%, 09/25/37 (a)	295,920	252,814
6.201%, 09/25/37 (a)	296,398	263,982
WaMu Mortgage Pass-Through Certificates 0.506%, 11/25/45 (a)	152,191	116,782
0.516%, 12/25/45 (a)	4,119,607	3,142,742
0.536%, 12/25/45 (a)	325,306	217,859
0.566%, 08/25/45 (a)	377,485	291,742
0.646%, 08/25/45 (a)	775,654	483,045

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
1.221%, 06/25/47 (a)	$404,364	$240,187
4.549%, 04/25/35 (a)	100,000	72,717

		120,355,749

Commercial Mortgage-Backed Securities—0.0%
Banc of America Commercial Mortgage, Inc. 5.620%, 02/10/51	80,000	82,794

Diversified Financial Services—4.1%
Bank of America Corp. 2.100%, 04/30/12 (b)	17,000,000	17,313,055
Citigroup Funding, Inc. 0.589%, 03/30/12 (a)	20,000,000	20,138,600
General Electric Capital Corp. 2.200%, 06/08/12 (b)	17,000,000	17,315,537
JPMorgan Chase & Co. 0.535%, 12/26/12 (a)	17,000,000	17,115,005

		71,882,197

Federal Agencies—7.1%
Federal Farm Credit Bank 2.750%, 05/04/10	29,000,000	29,066,381
Federal Home Loan Bank 1.000%, 12/28/11 (a)	20,000,000	19,996,040
5.250%, 12/11/20	12,000,000	12,837,612
Federal Home Loan Mortgage Corp. 0.232%, 09/03/10 (a)	25,000,000	25,004,850
1.375%, 01/09/13 (b)	7,440,000	7,382,095
2.125%, 03/23/12 (b)	9,200,000	9,366,318
3.142%, 01/01/35 (a)	56,590	58,862
4.500%, 04/15/32	304,579	292,233
5.000%, 08/01/33	190,437	197,951
5.762%, 05/01/37 (a)	133,059	141,151
5.779%, 02/01/37 (a)	54,353	57,606
5.817%, 11/01/37 (a)	231,971	245,542
5.845%, 05/01/37 (a)	162,188	171,682
6.000%, 10/01/10	22	22
6.000%, 11/01/28	65,779	71,639
6.500%, 08/01/13	6,513	6,913
6.500%, 03/01/26	1,934	2,128
6.500%, 07/01/26	12,685	13,959
7.000%, 07/01/11	1,704	1,778
8.000%, 12/01/19	7,411	8,099
8.000%, 07/01/20	17,511	19,423
8.000%, 09/01/30	13,728	15,829
8.500%, 06/15/21	90,351	101,137
9.000%, 10/01/17	2,445	2,768
Federal National Mortgage Association 4.500%, 03/01/20	385,440	404,113
4.746%, 01/25/43 (a)	715,554	742,722
4.750%, 11/19/12	7,550,000	8,166,676
5.000%, 03/01/18	879,393	937,517
5.500%, 04/01/35	1,007,066	1,064,672
6.490%, 07/01/37 (a)	442,582	474,332
6.500%, 12/01/10	251	253
6.500%, 04/01/13	19,939	21,592
6.500%, 07/01/13	11,881	12,866

MSF-210

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association
6.500%, 06/01/17	$274,069	$296,957
6.500%, 03/01/26	3,391	3,711
6.500%, 12/01/27	6,370	7,022
6.500%, 04/01/29	198,554	219,374
6.500%, 05/01/32	241,278	261,979
6.500%, 07/01/32	2,411,553	2,695,664
6.500%, 11/01/36	482,744	524,614
6.500%, 10/01/37	15,685	17,021
7.000%, 12/01/14	14,461	15,630
7.000%, 07/01/15	3,019	3,286
7.000%, 11/01/23	4,939	5,515
7.000%, 11/01/28	6,844	7,638
7.000%, 02/01/29	4,819	5,405
7.000%, 01/01/30	9,612	10,788
7.500%, 02/01/16	59,039	64,813
7.500%, 04/01/32	41,536	47,070
8.000%, 05/01/28	7,481	8,677
8.000%, 08/01/30	3,131	3,630
8.000%, 07/01/32	1,340	1,554
11.500%, 09/01/19	443	493
12.000%, 10/01/15	24,239	26,594
12.000%, 01/15/16	758	848
12.500%, 09/20/15	955	1,087
12.500%, 01/15/16	5,056	5,739
Government National Mortgage Association
6.000%, 03/15/33	3,343,305	3,618,319
6.500%, 06/15/31	16,889	18,569
6.500%, 08/15/34	499,850	544,586
7.500%, 01/15/29	13,557	15,330
7.500%, 09/15/29	9,611	10,867
7.500%, 02/15/30	17,517	19,451
7.500%, 05/15/30	12,683	14,349
7.500%, 09/15/30	26,209	29,651
8.500%, 05/15/18	16,056	18,136
8.500%, 06/15/25	95,337	110,393
9.000%, 12/15/16	9,246	10,327

		125,531,848

Government Agency—1.2%
National Archives Facility Trust 8.500%, 09/01/19	4,321,941	5,155,427
Tennessee Valley Authority 5.250%, 09/15/39	1,580,000	1,562,427
The Financing Corp. (FICO) Strips Zero Coupon, 06/27/11	13,949,000	13,720,418

		20,438,272

U.S. Treasury—31.1%
U.S. Treasury Bonds 3.500%, 02/15/39	15,360,000	12,429,604
4.250%, 05/15/39	8,440,000	7,820,183
4.375%, 11/15/39 (b)	5,530,000	5,229,306
4.500%, 08/15/39 (b)	21,840,000	21,089,250
4.625%, 02/15/40 (a)	14,120,000	13,917,025
U.S. Treasury Inflation Indexed Bonds (TIPS)
2.000%, 01/15/26 (b)	8,141,927	8,099,312

Security Description	Par Amount	Value

U.S. Treasury—(Continued)
2.125%, 02/15/40	$7,467,210	$7,402,454
2.375%, 01/15/27 (b)	9,783,206	10,195,940
U.S. Treasury Notes 0.750%, 11/30/11 (b)	21,700,000	21,670,336
1.000%, 12/31/11 (a)	2,770,000	2,775,518
2.250%, 01/31/15 (b)	7,890,000	7,804,322
2.375%, 10/31/14	16,800,000	16,777,690
2.375%, 03/31/15	800,000	797,752
2.375%, 03/31/16 (b)	47,540,000	45,980,117
2.625%, 12/31/14 (b)	210,540,000	212,053,361
3.000%, 02/28/17	25,480,000	25,079,888
3.125%, 01/31/17 (b)	15,270,000	15,161,446
3.125%, 05/15/19	5,000,000	4,762,110
3.250%, 12/31/16	7,500,000	7,509,960
3.250%, 03/31/17	33,720,000	33,677,850
3.375%, 11/15/19 (b)	43,070,000	41,559,191
3.625%, 02/15/20 (b)	20,280,000	19,934,611
4.750%, 08/15/17	7,430,000	8,127,142

		549,854,368

Total Fixed Income (Identified Cost $972,735,369)		915,628,836

Options Purchased—0.0%
Security Description	Shares	Value

Call Options—0.0%
10 Year U.S. Treasury Note Futures @ 119	560,000	96,250
30 Year U.S. Treasury Bond Futures @ 121	46,000	7,907
30 Year U.S. Treasury Bond Futures @ 122	160,000	2,500
30 Year U.S. Treasury Bond Futures @ 123	154,000	2,406

Total Options Purchased (Identified Cost $264,693)		109,063

Preferred Stock—0.0%

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp.	150,025	190,532
Federal National Mortgage Association	108,775	138,144

Total Preferred Stock (Identified Cost $6,470,000)		328,676

Short Term Investments—50.2%
Security Description	Shares/Par Amount	Value

Discount Notes—9.6%
Federal Home Loan Mortgage Corp. 0.182%, 07/13/10	$90,000,000	89,945,925
0.214%, 08/03/10	30,000,000	29,980,367
0.239%, 08/26/10	50,000,000	49,961,208

		169,887,500

MSF-211

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Short Term Investments—(Continued)

Security Description	Shares/Par Amount	Value

Mutual Funds—8.6%
State Street Navigator Securities Lending Prime Portfolio (c)	151,565,274	$151,565,274

Repurchase Agreement—7.3%
Deutsche Bank Repurchase Agreement dated 03/31/10 at 0.020% to be repurchased at $128,300,071 on 04/01/10, collateralized by $125,030,000 Federal Home Loan Bank due 04/30/10 with a value of $125,969,975; and by $4,913,000 Federal National Mortgage Association due 04/26/10 with a value of $4,895,996.	$128,300,000	128,300,000

U.S. Treasury—24.7%
U.S. Treasury Bill 0.148%, 06/17/10 (b)	60,000,000	59,980,109
0.150%, 04/29/10 (b)	152,900,000	152,880,673
0.152%, 04/15/10	80,000,000	79,998,133
0.254%, 11/18/10 (b)	144,160,000	143,922,280

		436,781,195

Total Short Term Investments (Identified Cost $886,503,993)		886,533,969

Total Investments—102.0% (Identified Cost $1,865,974,055) (d)		1,802,600,544
Liabilities in excess of other assets		(35,707,507)

Net Assets—100.0%		$1,766,893,037

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2010.
(b)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $346,098,394 and the collateral received consisted of cash in the amount of $151,565,274 and non-cash collateral with a value of $201,245,986. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $1,865,974,055 and the composition of unrealized appreciation and depreciation of investment securities was $8,109,149 and $(71,482,660), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2010, the market value of 144A securities was $48,729,898, which is 2.8% of total net assets.
(TIPS)—	A Treasury Inflation Protected Security is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.

Credit Quality Composition as of March 31, 2010	Percentage of Fixed Income Value
AAA/Government	95.2%
AA	0.8%
A	0.0%
BBB	0.5%
BB	0.5%
B	1.2%
CCC	1.7%
CC	0.1%

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2010	Unrealized Appreciation/ Depreciation
U.S. Treasury Notes 5 Year Futures	6/30/2010	863	$99,186,781	$99,110,156	$(76,625)
U.S. Treasury Notes 10 Year Futures	6/21/2010	2,198	254,739,433	255,517,500	778,067
U.S. Treasury Bond 30 Year Futures	6/21/2010	5	575,313	580,625	5,312
U.S. Treasury Ultra Long Bond Futures	6/21/2010	58	6,929,071	6,958,187	29,116

Net Unrealized Appreciation					$735,870

Options Written
Options Written-Calls	Counterparty	Expiration Date	Number of Contracts	Premiums Received	Valuation as of 3/31/2010	Unrealized Appreciation/ Depreciation
Eurodollar Futures 99.25	JPMorgan Chase	9/13/2010	(153)	$(68,353)	$(108,056)	$(39,703)
Eurodollar Futures 99.375	JPMorgan Chase	6/14/2010	(94)	(50,220)	(62,275)	(12,055)

Options Written-Puts
Eurodollar Futures 98.75	JPMorgan Chase	9/13/2010	(153)	(104,690)	(6,694)	97,996
U.S. Treasury Bond 30 Year Futures 112	JPMorgan Chase	4/23/2010	(154)	(21,156)	(14,438)	6,718

				$(244,419)	$(191,463)	$52,956

MSF-212

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Fixed Income *	$—	$915,628,836	$—	$915,628,836

Total Options Purchased *	109,063	—	—	109,063

Total Preferred Stock *	328,676	—	—	328,676

Short Term Investments
Discount Notes	—	169,887,500	—	169,887,500
Mutual Funds	151,565,274	—	—	151,565,274
Repurchase Agreement	—	128,300,000	—	128,300,000
U.S. Treasury	—	436,781,195	—	436,781,195

Total Short Term Investments	151,565,274	734,968,695	—	886,533,969

Total Investments	$152,003,013	$1,650,597,531	$—	$1,802,600,544

Futures Contracts **
Futures Contracts Long (Appreciation)	$735,870	$—	$—	$735,870

Written Options
Written Call Options	(170,331)	—	—	(170,331)
Written Put Options	(21,132)	—	—	(21,132)

Total Written Options	(191,463)	—	—	(191,463)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures are valued based on the unrealized appreciation/depreciation on the instrument.

MSF-213

Metropolitan Series Fund, Inc.

Zenith Equity Portfolio

Schedule of Investments as of March 31, 2010 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
FI Value Leaders Portfolio, (Class A) (a)	1,338,359	$181,494,796
Jennison Growth Portfolio, (Class A) (a)	16,084,132	180,624,807
Pioneer Fund Portfolio, (Class A) (b)	13,899,374	179,857,896

Total Mutual Funds (Identified Cost $595,073,502)		541,977,499

Total Investments—100.0% (Identified Cost $595,073,502) (c)		541,977,499
Other assets less liabilities		(58,163)

Net Assets—100.0%		$541,919,336

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2010 was $595,073,502 and the composition of unrealized appreciation and depreciation of investment securities was $12,008,628 and $(65,104,631), respectively.

MSF-214

Metropolitan Series Fund, Inc.

Zenith Equity Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Companies	$541,977,499	$—	$—	$541,977,499

Total Investments	$541,977,499	$—	$—	$541,977,499

MSF-215

Metropolitan Series Fund, Inc.

Notes to Schedule of Investments

Investment Valuation:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Directors of the Fund (the “Board” or “Directors”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

Equity securities traded on a national securities exchange or other exchanges are valued at their last sale price on the principal trading market. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities traded on a national securities exchange or other exchanges or on the NASDAQ National Market System for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price.

If no current market value quotation is readily available or reliable for a Portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Board. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by a Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

A Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, a Portfolio may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended.

Securities which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean between the last available bid and asked price. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. A Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments in registered open-end management investment companies are valued at reported net asset value per share.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer.

The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

Options, whether on securities, indices, futures contracts, or otherwise, are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day.

Subject to the Board’s oversight and procedures adopted by the Board, the Board has delegated the determination in good faith of the fair value of securities for which current market quotations are not readily available, to MetLife Advisers, LLC or the subadviser of a Portfolio, as applicable.

The net asset value of an Asset Allocation Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Asset Allocation Portfolio invests. An Underlying Portfolio that is a series of the Metropolitan Series Fund will use fair value pricing in the circumstances and manner described above. For more information about the use of fair value pricing by an Underlying Portfolio that is a series of Met Investors Series Trust , please refer to the prospectus for such Underlying Portfolios.

For information regarding the Metropolitan Series Fund’s other significant accounting policies, please refer to the most recent Semiannual or Annual report.

MSF-216

Item 2.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND, INC.

By:	/S/ ELIZABETH M. FORGET
Name:	Elizabeth M. Forget
Title:	President
Date:	May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ ELIZABETH M. FORGET
Name:	Elizabeth M. Forget
Title:	President
Date:	May 25, 2010

By:	/S/ PETER H. DUFFY
Name:	Peter H. Duffy
Title:	Treasurer
Date:	May 25, 2010

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.